As filed with the Securities and Exchange Registration No. 033-75962*
Commission on April 9, 2009 Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 54 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2831
Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2009 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts
*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statement: 033-75978.

                                                                         PART A

ING Life Insurance and Annuity Company
and its Variable Annuity Account C

Opportunity Plus Multiple Option Group Variable Annuity Contracts

Supplement dated May 1, 2009 to the Contract Prospectus, Contract Prospectus Summary and
Statement of Additional Information, each dated May 1, 2009

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus, Contract Prospectus Summary and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1.	Effective in July and August certain funds offered through your contract will be reorganized into other funds as follows:

Effective after the close of business on July 17, 2009, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

     Accordingly, effective after the close of business on July 17, 2009 investments in the Disappearing Portfolio will automatically become investments in the Surviving Portfolio, as follows:

  Class I of the ING RussellTM Large Cap Growth Index Portfolio will automatically be added to your contract and all existing account balances invested in the ING Van Kampen Capital Growth Portfolio (Class I) will automatically become investments in the ING RussellTM Large Cap Growth Index Portfolio (Class I).

     As a result of the reorganization, effective after the close of business on July 17, 2009 all references to the
     Disappearing Portfolio in the Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted.

     Effective after the close of business on August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Opportunistic LargeCap Growth Portfolio	ING Opportunistic LargeCap Portfolio
ING Index Plus International Equity Portfolio	ING International Index Portfolio

     Accordingly, effective after the close of business on August 7, 2009 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

  All existing account balances invested in the ING Opportunistic LargeCap Growth Portfolio (Class I) will automatically become investments in the ING Opportunistic LargeCap Portfolio (Class I).
  Class I of the ING International Index Portfolio will automatically be added to your contract and all existing account balances invested in the ING Index Plus International Equity Portfolio (Class I) will automatically become investments in the ING International Index Portfolio (Class I).

     As a result of the reorganizations, effective after the close of business on August 7, 2009 all references to the
     Disappearing Portfolios in the Contract Prospectus, Contract Prospectus Summary and SAI are hereby deleted.

X.75962-09	1 of 2	May 2009

   Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
    Portfolios after the date of the reorganization will be automatically allocated to the Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center through:

For all regular mail, please use:
Opportunity Plus Service Center
ING National Trust
P.O. Box 9810
Providence, RI 02940-8010

For overnight mail, please use:
Opportunity Plus Service Center
ING National Trust
101 Sabin Street
Pawtucket, RI 02860

1-800-OPP-INFO
1-800-677-4636

   See also the Transfers section of your Contract Prospectus or Investment Options section of your Contract
   Prospectus Summary for further information about making fund allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above.

2. Effective after the close of business on July 17, 2009 or August 7, 2009, as applicable, the following information regarding the new funds made available in July and August as noted above is added to Appendix III–Fund
Descriptions.

Fund Name	Investment Adviser/Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before
ING RussellTM Large Cap		fees and expenses) that correspond
Growth Index Portfolio	Subadviser: ING Investment	to the total return of the Russell
	Management Co.	Top 200® Growth Index.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment (before fees and
ING International Index		expenses) results that correspond to
Portfolio	Subadviser: ING Investment	the total return of a widely accepted
	Management Co.	International Index.

3. The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganization. Therefore, there will be no change to the hypothetical examples shown in the Contract Prospectus.

   Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
   LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.75962-09	2 of 2	May 2009

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C OPPORTUNITY PLUS CONTRACT PROSPECTUS – May 1, 2009

The Contracts. The contracts described in this prospectus are group deferred variable and fixed annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us). The contracts may be single purchase payment contracts, which allow for lump-sum payments, or installment purchase payment contracts, which are designed for installment payments but which also accept lump sum payments. They are intended to be used as funding vehicles for certain types of supplemental retirement programs, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of
1986, as amended (Tax Code).

Why Reading this Prospectus is Important. Before you participate in the contract through a supplemental retirement program, you should read this prospectus. It provides facts about the contract and its investment options.
Prospective contract holders (generally a school district or a public university or college in the State of New York to which we issue a master contract) should read this prospectus to help determine if the contract is appropriate for those employees eligible to participate. Keep this document for future reference.

Table of Contents . . . page 3

You may participate in this contract if you are an eligible employee of a school board or public university in the State of New York.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

The Funds
AIM Mid Cap Core Equity Fund (Class A)(1)(2)	ING JPMorgan Emerging Markets Equity Portfolio (Class I)
AIM V.I. Capital Appreciation Fund (Series I)	ING Legg Mason Partners Aggressive Growth Portfolio (I Class)
AIM V.I. Core Equity Fund (Series I)	ING Marsico Growth Portfolio (Class I)
Alger Green Fund (Class A)(1)(2)	ING MFS Total Return Portfolio (Class I)
Amana Growth Fund(1)(2)	ING Money Market Portfolio (Class I)(3)
Amana Income Fund(1)(2)	ING Oppenheimer Global Portfolio (I Class)
American Century® Income & Growth Fund (A Class)(1)	ING Oppenheimer Strategic Income Portfolio (I Class)
American Century® Inflation-Adjusted Bond Fund (Investor Class)(1)(2)	ING Opportunistic LargeCap Growth Portfolio (Class I)
BlackRock Mid Cap Value Opportunities Fund (Class A)(1)(2)	ING Opportunistic LargeCap Portfolio (Class I)(3)
Calvert Social Balanced Portfolio	ING PIMCO High Yield Portfolio (Class I)
EuroPacific Growth Fund® (Class R-4)(1)	ING PIMCO Total Return Portfolio (S Class)
Evergreen Special Values Fund (Class A)(1)	ING Pioneer Equity Income Portfolio (Class I)
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)	ING Pioneer Mid Cap Value Portfolio (Class I)
Fidelity® VIP Contrafund® Portfolio (Initial Class)	ING Small Company Portfolio (Class I)(3)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	ING Strategic Allocation Conservative Portfolio (Class I)(3)(5)
Fidelity® VIP High Income Portfolio (Initial Class)	ING Strategic Allocation Growth Portfolio (Class I)(3)(5)
Fidelity® VIP Index 500 Portfolio (Initial Class)	ING Strategic Allocation Moderate Portfolio (Class I)(3)(5)
Fidelity® VIP Overseas Portfolio (Initial Class)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
Franklin Small Cap Value Securities Fund (Class 2)	ING T. Rowe Price Growth Equity Portfolio (I Class)
ING Balanced Portfolio, Inc. (Class I)(3)	ING Templeton Foreign Equity Portfolio (I Class)
ING Baron Small Cap Growth Portfolio (S Class)	ING Thornburg Value Portfolio (I Class)
ING BlackRock Large Cap Growth Portfolio (Class I)	ING UBS U.S. Large Cap Equity Portfolio (I Class)
ING BlackRock Science and Technology Opportunities Portfolio	ING Van Kampen Capital Growth Portfolio (Class I)
(Class I)(3)	ING Van Kampen Comstock Portfolio (S Class)
ING Clarion Global Real Estate Portfolio (Class I)(3)	ING Van Kampen Equity and Income Portfolio (I Class)
ING GET U.S. Core Portfolio(4)	ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
ING Global Resources Portfolio (Class S)	Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)
ING Growth and Income Portfolio (Class I)(3)	New Perspective Fund® (Class R-4)(1)
ING Index Plus International Equity Portfolio (Class I)(3)	Oppenheimer Developing Markets Fund (Class A)(1)
ING Index Plus LargeCap Portfolio (Class I)(3)	Pax World Balanced Fund (Individual Investor Class)(1)
ING Index Plus MidCap Portfolio (Class I)(3)	The Growth Fund of America® (Class R-4)(1)
ING Index Plus SmallCap Portfolio (Class I)(3)	Washington Mutual Investors FundSM (Class R-4)(1)
ING Intermediate Bond Portfolio (Class I)(3)

(1)	This fund is available to the general public. See “Investment Options–Additional Risks of Investing in the Funds.”
(2)	This fund is scheduled to be available on May 11, 2009.
(3)	This fund has changed its name to the name listed above. See Appendix III–Fund Descriptions for a complete list of former and current fund names.
(4)	The ING GET U.S. Core Portfolio is not currently available for investment.
(5)	These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “Fees–Funds Fees and Expenses” for additional information.

PRO.75962-09

CONTRACT PROSPECTUS - May 1, 2009 (CONTINUED)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account). Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section in this prospectus on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Fixed Interest Options.

▷ Guaranteed Accumulation Account
▷ Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the May 1, 2009 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Opportunity Plus Service Center at
1-800-677-4636 or by writing to us at the address listed in “Contract Overview–Questions: Contacting the
Company.” You may also obtain an SAI for any of the funds, or a Guaranteed Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s
(SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to
SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75962. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-158492. The SAI table of contents is listed on page 51 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

PRO.75962-09	2

TABLE OF CONTENTS

Contract Overview			4
Who’s Who
The Contract and Your Supplemental Retirement Program
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, The Income Phase

Fee Table			6
Condensed Financial Information			9
Variable Annuity Account C			9
The Company			9
Investment Options			11
Transfers			13
Contract Purchase or Participation			16
Contract Ownership and Rights			18
Right to Cancel			18
Fees			19
Optional Minimum Guaranteed Withdrawal Benefit Rider			24
Your Account Value			31
Withdrawals			33
Loans			34
Systematic Distribution Options			34
Death Benefit			35
The Income Phase			37
Contract Distribution			40
Taxation			43
Other Topics			49
Opportunity Plus Service Center - Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Intent to Confirm Quarterly

Contents of the Statement of Additional Information			51
Appendix I	-	Guaranteed Accumulation Account	52
Appendix II	-	Fixed Account	55
Appendix III	-	Fund Descriptions	56
Appendix IV	-	MGWB Rider Partial Withdrawal Examples	64
Appendix V	-	Examples of MGWB Rebalancing	66
Appendix VI	-	Condensed Financial Information	CFI-I

PRO.75962-09		3

CONTRACT OVERVIEW

Questions: Contacting the
Company: To answer your
questions, contact your local
representative or write or call
the Company through:

For all regular mail, please use:

Opportunity Plus Service Center
ING National Trust
P.O. Box 9810
Providence, RI 02940-8010

For overnight delivery, please
use:

Opportunity Plus Service Center
ING National Trust
101 Sabin Street
Pawtucket, RI 02860

1-800-OPP-INFO
(1-800-677-4636)

Sending Forms and Written
Requests in Good Order.

If you are writing to change
your beneficiary, request a
withdrawal, or for any other
purpose, contact your local
representative or the Company
through the Opportunity Plus
Service Center to learn what
information is required in order
for the request to be in “good
order.” By contacting us, we can
provide you with the appropriate
administrative form for your
requested transaction.

Generally, a request is
considered to be in “good order”
when it is signed, dated and
made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out. We
can only act upon written
requests that are received in
good order.	The following is a summary. Please read each section of this prospectus for additional information.

Who’s Who

You (the participant): The individual participating in a supplemental retirement program, where the program uses the contract as a funding option.

Plan Sponsor: The sponsor of your supplemental retirement program. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. The contract holder is generally a school district or a public university or college in the State of New York to which we have issued the master contract. We may also refer to the contract holder as the contract owner.

We, us, our (the Company): ING Life Insurance and Annuity Company. We issue the contract.

The Contract and Your Supplemental Retirement Program

Supplemental Retirement Program (plan): A plan sponsor has established a supplemental retirement program for you. The term “contract(s)” in this prospectus refers to the group deferred variable annuity contract offered as a funding option for that plan.

Plan Type: We refer to the supplemental retirement program in this prospectus as a 403(b) or Roth 403(b) plan. For a description, see “Taxation.”

Use of an Annuity Contract in your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) or Roth 403(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit and the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase or Participation.”

Contract Rights

You generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the contract holder or its delegate. See “Taxation–Section 403(b) Tax-Deferred Annuities.”

Contract Facts

Free Look/Right to Cancel: Contract holders and participants may cancel their purchase no later than ten days after they receive the contract (or other document evidencing their interest). See “Right to Cancel.”

PRO.75962-09	4

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, you may, subject to the limits in the contract and your plan, withdraw all or a part of your account value. Certain fees and taxes may apply. See “Withdrawals” and “Taxation.”
Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See
Appendix I.

Systematic Distribution Options: You may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: Amounts you receive as a distribution will generally be included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases

I. The Accumulation Phase (accumulating retirement benefits)
STEP 1: You provide ING Life Insurance and Annuity
Company with your completed enrollment materials and we
may set up one or more accounts for you. We may set up
account(s) for employer contributions and/or contributions
from your salary.		Payments to Your Account
Step 1 ||
ING Life Insurance and Annuity Company
	(a) ||	Step 2		(b) ||
STEP 2: You direct us to invest your account dollars in any of the following investment options:	Fixed Interest Options	Variable Annuity Account C Variable Investment Options

(a) Fixed Interest Options; or
(b)	Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity
Account C. Each one invests in a specific mutual fund.)
The subaccount(s) selected purchases shares of its
corresponding fund.
The Subaccounts
		A	B	Etc.
		|| Step	2(b) ||
		Mutual Fund A	Mutual Fund B
II. The Income Phase (receiving income phase payments from your contract)

If you wish to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options, if you wish to select one (see “The Income Phase”). In general, you may:

▷	Receive income phase payments over a lifetime or for a specified period;
▷	Receive income phase payments monthly, quarterly, semi-annually or annually;
▷	Select an income phase payment option that provides a death benefit to your beneficiary(ies); and
▷	Select fixed income phase payments, variable income phase payments (that vary based on the performance of the variable investment options you select), or a combination of fixed and variable income phase payments.

PRO.75962-09                                                                  5

	FEE TABLE

In This Section: ▷ Maximum Contract Holder Transaction Expenses ▷ Separate Account Annual Expenses ▷ Optional Rider Charges ▷ Total Annual Fund Operating Expenses ▷ Hypothetical Examples ▷ Fees Deducted by the Funds Also See the “Fees” Section for: ▷ Early Withdrawal Charge Schedules ▷ How, When and Why Fees are Deducted ▷ Redemption Fees ▷ Premium and Other Taxes ▷ ING GET Fund Guarantee Charge See “The Income Phase” for: ▷ Fees During the Income Phase	The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract. Maximum Contract Holder Transaction Expenses Early Withdrawal Charge[1] (as a percentage of amount withdrawn)	5.0%
	1

This is a deferred sales charge. For single purchase payment contracts, there is no withdrawal charge. For installment purchase payment contracts, the early withdrawal charge applies to account values in the Fixed Account and to account values in the subaccounts and the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account at any time. The early withdrawal charge reduces over time and may be calculated differently where both a Roth 403(b) account and traditional 403(b) account are available. These fees may be waived, reduced or eliminated in certain circumstances. See the “Fees” section.

	The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
	Separate Account Annual Expenses
	(as a percentage of average account value)	Maximum Charges	Current Charges

	Mortality and Expense Risk Charge[2]	1.00%	1.00%

	Administrative Expense Charge[3]	0.25%	0.00%

	ING GET Fund Guarantee Charge[4]	0.25%	0.25%
	(Only applicable to amounts invested in the
	ING GET fund)

	Total Separate Account Annual Expenses	1.50%	1.25%

	2	The mortality and expense risk charge for the ING Money Market Portfolio subaccount is 0.35% on an annual basis.
	3	We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.
4	The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option.
See “Investment Options–ING GET U.S. Core Portfolio” and “Fees–ING GET U.S.
Core Portfolio Guarantee Charge” for a description of the ING GET Fund Guarantee
Charge. No series of the ING GET U.S. Core Portfolio is currently available for
		investment under the contract.

* State premium taxes (which currently range from 0.0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.75962-09	6

Optional Rider Charges (Applicable only if you have elected the Optional Minimum Guaranteed Withdrawal Benefit Rider)

Minimum Guaranteed Withdrawal Benefit Rider Charge (“MGWB Rider Charge”)(as a percentage of the MGWB Base)[5]

Maximum Annual Charge (charge deducted quarterly):	1.20%

Current Annual Charge (charge deducted quarterly):	0.40%

[5]	We deduct the MGWB Rider Charge from the subaccounts in which you are invested on each quarterly rider anniversary. In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the rider, and upon the application of the eligible account value to an income phase option. See “MGWB Rider Charge” and “Calculating the Minimum
Guaranteed Withdrawal Benefit Base,” for further information on this charge and on the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”).

Separate Account Charge Table

The following table shows the total annual charges you could pay, based upon the amounts you have invested in the subaccounts (unless otherwise indicated), if you elect the MGWB rider, based on maximum or current charges under the contract. The MGWB rider is not available if you are invested in any series of the ING GET U.S. Core Portfolio, and therefore charges for the ING GET U.S. Core Portfolio are not included. For purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts is the same as the MGWB Base.

Maximum Charges:

Maximum Mortality & Expense Risk Charge Maximum Administrative Expense Charge Maximum MGWB Rider Charge (as percent of MGWB Base) Total	1.00% 0.25% 1.20% 2.45%

Current Charges:

Maximum Mortality & Expense Risk Charge Current Administrative Expense Charge Current MGWB Rider Charge (as percent of MGWB Base) Total	1.00% 0.00% 0.40% 1.40%

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	0.10%	1.38%

PRO.75962-09	7

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the maximum separate account annual expenses applicable to the particular fund, and fund fees and expenses.
The examples also assume you elect the MGWB rider with the maximum annual charge of 1.20% of the
MGWB Base (deducted quarterly).

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5.0% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$891	$1,687	$2,502	$4,062	$385	$1,169	$1,972	$4,062

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5.0% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$770	$1,331	$1,920	$2,885	$258	$794	$1,355	$2,885

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to installment purchase payment contracts. The installment purchase payment contracts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5.0% charge would apply. At the end of the tenth account year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would
	apply.
**	This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a
	withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees–Fund Fees and
Expenses” for additional information.

PRO.75962-09				8

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Investment management fees are apportioned between the affiliated investment adviser and the subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser.
This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses.
See “Fees–Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

 CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

 VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the separate account) in 1976 as a continuation of the separate account of Aetna Variable Annuity Life Insurance Company established in 1974 under Arkansas law. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of
“separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

 THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                               One Orange Way
                               Windsor, Connecticut 06095-4774

PRO.75962-09                                                                                 9

Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S.
affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

PRO.75962-09                                                            10

 INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

▷	Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the
Opportunity Plus Service Center at the address and telephone number listed under “Contract Overview–
Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public
Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed
Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge from the Opportunity Plus Service Center at the address and telephone number listed in “Contract Overview–
Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference
Branch.

ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio (“ING GET Fund”) series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months or longer, which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. We are not currently offering any series of the ING GET Fund for investment. The
Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING
GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series.

The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, income phase payments, or for use with the MGWB rider.

Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan. If no ING GET Fund is then available under your contract or plan, we will transfer your
ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S.
equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

PRO.75962-09                                                                       11

Selecting Investment Options
•	Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.
•	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
•	Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices, and the Guaranteed Accumulation Account prospectus.

Limits on Option Availability. We may add, withdraw or substitute funds, subject to the conditions in the contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time during the accumulation phase. If you have an outstanding loan, you may currently make a total of 18 cumulative selections over the life of your account. Each subaccount, the Fixed Account, and each classification of the Guaranteed Accumulation Account counts as one option. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding) Many of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

▷	Mixed-bought for annuities and life insurance.
▷	Shared-bought by more than one company.

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

▷	AIM Mid Cap Core Equity Fund
▷	Alger Green Fund
▷	Amana Growth Fund
▷	Amana Income Fund
▷	American Century® Income & Growth Fund
▷	American Century® Inflation-Adjusted Bond Fund
▷	BlackRock Mid Cap Value Opportunities Fund
▷	EuroPacific Growth Fund®
▷	Evergreen Special Values Fund
▷	New Perspective Fund®
▷	Oppenheimer Developing Markets Fund
▷	Pax World Balanced Fund
▷	The Growth Fund of America®
▷	Washington Mutual Investors FundSM

See “Taxation–Section 403(b) Tax Deferred Annuities” for information about investing in one of the public funds under a 403(b) or Roth 403(b) annuity contract.

PRO.75962-09                                                        12

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-
dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds that are involved in the conflict.

 TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, you may transfer among investment options. During the income phase you may make up to twelve transfers per calendar year among available investment options. You may make a request in writing, by telephone or electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series. Transfers from fixed interest options are restricted as outlined in Appendices I and II.

Value of Transferred Dollars. The value of amounts transferred into or out of the subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the Opportunity Plus Service
Center, or if you are participating in the Dollar Cost Averaging Program, after your scheduled transfer. See
“Contract Overview–Questions: Contacting the Company.”

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

PRO.75962-09                                                                        13

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
  Excessive Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

PRO.75962-09                                                                    14

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. The contracts allow you to participate in our dollar cost averaging program.
There is no additional charge for this program. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from the ING Money Market Portfolio to the Fixed Account, Guaranteed Accumulation Account, or
one or more subaccounts that you select. Allocations to the Fixed Account may limit your ability to execute subsequent transfers out of this fixed option. Amounts transferred to or from the Fixed Account and subsequently withdrawn from the contract during the accumulation phase may be subject to early withdrawal charge. See “Fees.”
Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. See Appendix I and the Guaranteed Accumulation Account prospectus.

PRO.75962-09                                                                       15

Dollar cost averaging is not permitted into an ING GET Fund subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or the Opportunity Plus Service Center at the number listed in “Contract Overview–Questions:
Contacting the Company.” This program is not available to the participants in the Asset Rebalancing Program.

The Asset Rebalancing Program. This program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. If elected, only account values invested in the variable investment options (excluding the ING GET Fund subaccount) are eligible to be rebalanced. Account values invested in the
Guaranteed Accumulation Account and the Fixed Account are not eligible to be rebalanced. To elect to participate in Asset Rebalancing, you should contact the Opportunity Plus Service Center at the number listed in “Contract
Overview–Questions: Contacting the Company.” This program is not available to participants in the Dollar Cost
Averaging Program.

 CONTRACT PURCHASE OR PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are deferred variable annuity contracts that the Company offers in connection with supplemental retirement programs under Tax Code section 403(b), including
Roth 403(b). The plans are established by school boards and public universities and colleges in the state of New
York, for their participants.

There are two group deferred variable annuity contracts:

(1)	Single purchase payment contracts issued for lump-sum transfers to us of amounts accumulated under a pre- existing plan; and
(2)	Installment purchase payment contracts established to accept continuing periodic payments, but which may also accept lump-sum transfers.

We reserve the right to set a minimum purchase payment on single purchase payment contracts. Lump-sum transfers below this minimum will be applied to an installment purchase payment contract.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Types of Accounts. There are three types of accounts that may be available under your contract:

a)	An employer pre-tax account that will be credited with employer contributions (if any) and any portion of any transfer or rollover contributions attributable to such amounts.

b)	An employee pre-tax account that will be credited with employee salary reduction contributions (if any) and the portion of any transfer or rollover contributions attributable to such amounts.

c)	An employee Roth 403(b) account that will be credited with employee after-tax salary contributions to the Roth
403(b) account (if any) and the portion of any transfer or rollover contribution attributable to such amounts.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 403(b) or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. The contract holder completes the required forms and the local representative submits them to the Company. We approve the forms and issue a contract to the contract holder.

PRO.75962-09                                                            16

Participating in the Contract. To participate in the contract, your local representative will assist you in completing an enrollment form and submitting it to the Opportunity Plus Service Center. See “Contract Overview–Questions:
Contacting the Company.” If your enrollment is accepted, we establish one or more accounts for you under the contract(s). We may establish an employee account for contributions from your salary or rollover amount, an employer account for employer contributions, and a Roth 403(b) account for employee contributions from your salary or rollover amount. Your account includes amounts held under both the installment purchase payment contract and the single purchase payment contract.

Acceptance or Rejection of Application or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING Money Market Portfolio subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

Allocating Purchase Payments to the Investment Options. You direct us to allocate initial purchase payments to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See “Investment Options” and “Transfers.”

Tax Code Restriction. The Tax Code places some limitations on contributions to your account. See “Taxation.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your local representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

(1)	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement program. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

(2)	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. If you are exchanging from another annuity contract, New York state law requires completion of replacement forms, which will assist you in this comparison. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your local representative or tax adviser to make sure that the exchange will be handled so that it is tax free.

PRO.75962-09                                                                     17

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

 CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. The contract holder is the school district or a public university or college to which we have issued the master contract.

Who Owns Money Accumulated Under the Contract? We establish one or more accounts for you under the contracts. Generally, we establish an employee account to receive salary reduction and rollover amounts, an employer account to receive employer contributions, and a Roth 403(b) account to receive employee after-tax salary reduction and rollover amounts. You have the right to the value of your employee account and any employer account, to the extent you are vested as interpreted by the contract holder.

What Rights Do I Have Under the Contract? You generally hold all rights under the contract and may make all elections for your accounts, subject to the consent and approval of the contract holder or its delegate in connection with certain distributions and other transactions related to your account. See “Contract Overview–Contract Rights”
and “Taxation–403(b) Tax-Deferred Annuities.”

 RIGHT TO CANCEL

When and How to Cancel. You or the contract holder may cancel your purchase within ten days after receiving the contract (or other document evidencing your interest) by returning it to the Opportunity Plus Service Center or your local representative along with a written notice of cancellation.

Refunds. We will produce a refund to you or the contract holder not later than seven days after we receive the contract or other document evidencing your interest and the written notice of cancellation at the Opportunity Plus
Service Center. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to the purchase payments allocated to the variable investment options. Any mortality and expense risk charges, administrative expense charges (if any), or optional rider charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge. We will not apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account.

PRO.75962-09                                                                    18

FEES

	The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the Fee Table for information on fees.	Types of Fees Your account may incur the following types of fees:
Maximum Transaction Fees
▷ Transaction Fees
     • Early Withdrawal Charge
     • Redemption Fees
▷ Fees Deducted from
     Investments in the
     Subaccounts
     • Mortality and Expense
        Risk Charge
     • Administrative Expense
        Charge
     • MGWB Rider Charge
▷ Fund Fees and Expenses
▷ ING GET Fund Guarantee
    Charge

Terms to Understand in the
Schedules

Early Withdrawal Charge

Under installment purchase payment contracts, withdrawals of all or a portion of your Fixed Account value, or of account values held in the subaccounts or the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account at any time, may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.
There is no early withdrawal charge under installment purchase payment contracts of amounts distributed under the terms of a settlement agreement with the New York Attorney General dated October 10, 2006, nor on any earnings attributable to such distributed amounts. In addition, there is no early withdrawal charge for any amounts withdrawn under single purchase payment contracts.

Amount. The charge is a percentage of the amount withdrawn. The percentage will be determined by the early withdrawal charge schedule that applies to your account. The charge will never be more than 8.5% of total
	payments to your account.	▷ Account Year-a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

Purpose. This is a deferred sales charge. This charge may be referred to as a surrender charge in your contract or certificate. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any
difference.	▷ Purchase Payment Period
    (for installment purchase
    payment contracts)-the
    period of time it takes to
    complete the number of
    installment payments
    expected to be made to your
    account over a year. For
    example, if your payment
    frequency is bi-weekly, a
    payment period is completed
    after 26 payments are made.
    If only 25 payments are
    made, the payment period is
    not completed until the
    twenty-sixth payment is
    made. At any given time, the
    number of payment periods
    completed can not exceed the
    number of account years
    completed, regardless of the
number of payments made.

The early withdrawal charge applies to:
• Amounts deposited in the Fixed Account and any earnings on such amounts;

• Amounts that came from a subaccount or the Guaranteed Accumulation Account but were then transferred to the Fixed Account (and any earnings on such amounts); or

• Amounts that came from the Fixed Account but were then transferred to a subaccount or the Guaranteed Accumulation Account (and any earnings on such amounts).

PRO.75962-09	19

Early Withdrawal Charge Schedules:

Withdrawals from the Fixed Account and Variable Investment Options*
Purchase Payment Periods Completed	Early Withdrawal Charge
Fewer than 5	5.0%
5 or more but fewer than 7	4.0%
7 or more but fewer than 9	3.0%
9 or 10	2.0%
More than 10	0.0%

Early Withdrawal Charge Schedule For the Guaranteed Accumulation Account For Certain New York Contracts

The following schedule applies to withdrawals from the Guaranteed Accumulation Account under installment purchase payment master contracts issued after July 29, 1993 in the State of New York. This schedule is based on the number of completed account years. For all other contracts, the applicable early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account under installment purchase payment contracts is the same schedule that applies to withdrawals from the Fixed Account and Variable Investment Options above.

Withdrawals from the Guaranteed Accumulation Account for Certain Installment Purchase Payment Contracts*
Account Years Completed	Early Withdrawal Charge
Fewer than 3	5.0%
3 or more but fewer than 4	4.0%
4 or more but fewer than 5	3.0%
5 or more but fewer than 6	2.0%
6 or more but fewer than 7	1.0%
7 or more	0.0%

*	The early withdrawal charge applies to account values in the variable investment options and the Guaranteed
Accumulation Account only if they were attributable to amounts held in the Fixed Account at any time.

Early Withdrawal Charge Schedule When Two or More Accounts are Available. There is no early withdrawal charge for single purchase payment contracts. For installment purchase payment contracts, for the purposes of calculating early withdrawal charges, the number of purchase payment periods will be calculated in the following manner:

a)	The employer pre-tax account, if any, will at all times be credited with the same number of purchase payment periods as the employee account (either employee pre-tax or employee Roth 403(b)) with the greatest number of purchase payment periods completed.

b)	If an employee Roth 403(b) account or employee pre-tax account is established and the other type of employee account was already in existence, the new employee account will initially be credited with the same number of purchase payments as were made, if any, to the existing employee account. After the new employee account is established, the number of additional purchase payment periods credited from that point forward to either employee account will be based solely on the number of subsequent purchase payments, if any, made to that particular employee account. This may result in a different number of purchase payment periods completed for the employee pre-tax account and the employee Roth 403(b)
account.

For example, if a Roth 403(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) employee installment account, at the time the participant’s Roth 403(b)
installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) account.

PRO.75962-09                                                                 20

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

▷	Used to provide payments to you during the income phase;
▷	Paid because of your death before income phase payments begin;
▷	Paid where your account value is $2,500 or less and no part of the account has been taken as a withdrawal or a loan or used to provide income phase payments within the prior 12 months;
▷	Withdrawn because of the election of a systematic distribution option (See “Systematic Distribution Options”);
▷	Withdrawn when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;
▷	Withdrawn due to disability as specified in the Tax Code;
▷	Withdrawn on or after the tenth anniversary of the effective date of the account;
▷	Withdrawn due to a financial hardship as defined in the Tax Code; or
▷	Withdrawn due to your separation from service with your current employer, while meeting the age and service requirements to receive benefits under the New York State Teachers’ or Employee’s Retirement Systems (even if you are not a member of either system).

Severance from Employment. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless the severance from employment would have otherwise qualified as a separation from service prior to the Economic Growth and Tax
Relief Reconciliation Act of 2001, and you meet the other requirements set forth in the contract.

Free Withdrawals. If you are between the ages of 59½ and 70½, you may withdraw up to 10% of your account value during each calendar year without being charged a withdrawal fee. The free withdrawal only applies to the first partial withdrawal you make in each calendar year. The 10% amount will be based on your account value calculated on the valuation date next following our receipt of your request for withdrawal. Outstanding contract loans are excluded from the account value when calculating the 10% free withdrawal amount.

The free withdrawal will not apply:

▷	To a full withdrawal of your account; or
▷	To partial withdrawals due to a default on a contract loan.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted From Investments in the Subaccounts

Mortality and Expense Risk Charge

Amount. During the accumulation phase the mortality and expense risk charge is 1.00% annually of your account value invested in the subaccounts, except amounts invested in the ING Money Market Portfolio subaccount, for which the mortality and expense risk charge is 0.35% annually. See “The Income Phase–Charges Deducted” for fees deducted during the income phase.

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option.

Purpose. The fee compensates us for the mortality and expense risks we assume under the contracts.

▷	The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
▷	The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

PRO.75962-09                                                                   21

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25% . We currently do not impose this fee. We reserve the right, however, to charge up to
0.25% on an annual basis from your account value invested in the funds.

When/How. If imposed, we will deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts.
We do not expect to make a profit from this fee.

MGWB Rider Charge:

Maximum Amount. We charge this fee only if you have elected the MGWB Rider. The maximum annual charge for the MGWB rider is 1.20% of the MGWB Base, deducted as a quarterly charge of 0.30% . The current annual charge for the MGWB rider is 0.40% of the MGWB Base, deducted as a quarterly charge of 0.10% .

Please see “Calculating the Minimum Guaranteed Withdrawal Benefit Base” in the “Optional Minimum Guaranteed
Withdrawal Benefit Rider” section for how and when the MGWB Base is calculated.

When/How. We deduct this fee on each quarterly rider anniversary date from the portion of the eligible account value invested in the subaccounts, in the same proportion that this amount bears to the total eligible account value invested in all subaccounts. While we do not deduct this charge from amounts invested in any fixed interest option, the charge is calculated as a percentage of the MGWB Base, which includes amounts you have invested in the fixed interest options. If the amount invested in the subaccounts is insufficient to satisfy any portion of the MGWB Rider
Charge on a quarterly rider anniversary date, we reserve the right to deduct any remaining MGWB Rider Charge on the next business day in which you have amounts invested in the subaccounts sufficient to satisfy the remaining charge.

A “quarterly rider anniversary date” is the date three months from the date the rider becomes effective (the “rider date”) that falls on the same date of the month as the rider date. For example, if the rider date is February 12, the quarterly rider anniversary date is May 12. If there is no corresponding date in the month, the quarterly rider anniversary date will be the last date of such month. If the quarterly rider anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day. A “rider anniversary” is the date one calendar year from the rider date, and each date thereafter that is the same date and month as the rider date. We call the consecutive one year period starting on the rider date and each rider anniversary and ending on the date before the next rider anniversary a “rider year.”

In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the rider, and upon the application of the eligible account value to an income phase option.

Purpose. The fee compensates us for the insurance risks we take in providing the guaranteed withdrawals available under the MGWB rider. If the amount we deduct for this fee is not enough to cover the costs of these risks, we will bear the loss, while if the amount we deduct for this fee exceeds such risks, we will make a profit from this fee. We do not expect to make a profit from this fee.

PRO.75962-09                                                                  22

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
  Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

PRO.75962-09                                                                     23

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2008, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1.	Fidelity Investments	8.	AIM Investments
2.	American Funds	9.	Calvert Funds
3.	Franklin Templeton Investments	10.	American Century Investments
4.	Oppenheimer Funds	11.	Amana Funds
5.	Lord Abbett Funds	12.	Alger Funds
6.	Evergreen Investments	13.	BlackRock, Inc.
7.	Pax World Funds

Some of the fund families listed above may not have paid any such amounts in 2008. If the revenues received from affiliated funds were included in the table above, payments from Directed Services LLC and other Company affiliates would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

Premium and Other Taxes. Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option.
We reserve the right to deduct a charge for state premium tax at any time from the purchase payment(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

Certain funds may be structured as “fund of funds” (including the ING Strategic Allocation portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund of funds. These funds are identified in the investment option list on the front of this prospectus.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Taxation.”

ING GET Fund Guarantee Charge

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is
0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See
“Investment Options–ING GET U.S. Core Portfolio.”

OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER

General. You may elect to purchase an optional Minimum Guaranteed Withdrawal Benefit rider (“MGWB rider”).
The MGWB rider generally guarantees that you may withdraw specified amounts from your account each calendar year. Depending upon the option you select, these withdrawals may be guaranteed for a defined period or for your life. The rider may also provide for guaranteed payments in the event your eligible account value is reduced to zero, subject to the terms, conditions and limitations noted below. You may wish to purchase this rider if you want future income. Two optional forms of the rider are available.

PRO.75962-09                                                           24

Any date required by this rider that falls on a date when the New York Stock Exchange is closed for trading will be applied as of the next date the New York Stock Exchange is open.

The MGWB rider may not be available for all investors. In order to be eligible for a withdrawal, you must otherwise qualify for withdrawals under the terms of the Internal Revenue Code of 1986, as amended (“Tax
Code”) and your retirement plan. You should analyze the MGWB rider thoroughly and understand it completely before you elect to purchase it. The MGWB rider guarantees withdrawals up to a specified amount each calendar year. It does not guarantee any return of principal or premium payments, nor does it guarantee performance of any specific fund under the contract. The MGWB rider has no cash surrender value. You should consult a qualified financial or tax advisor when evaluating the MGWB rider.

Availability. The MGWB rider may be purchased provided all of the following conditions are met:

1)	Your eligible account value is equal to or greater than the required minimum initial MGWB Base (see “Calculating the Minimum Guaranteed Withdrawal Benefit Base,” below);
2)	None of your eligible account value is invested in a Restricted Investment Option on the rider date (see “Investment Restrictions,” below);
3)	You do not have an outstanding loan on the rider date;
4)	Your election of the MGWB rider is received in good order at the Opportunity Plus Service Center (see “Contract Overview–Questions: Contacting the Company”); and
5)	We are currently making the MGWB rider available for election by participants.

The MGWB rider is not available in connection with Roth 403(b) accounts. Amounts in a Roth 403(b) account are not used to determine the MGWB Base, and any purchase payments contributed as Roth 403(b) after-tax salary reductions are not included as eligible purchase payments for purposes of the rider. In addition, withdrawals from
Roth 403(b) accounts are disregarded for purposes of the MGWB rider. The MGWB rider is not applicable to amounts invested in or contributed to the ING 403(b)(7) mutual fund program that may be offered under your plan.
Any transfers from investment options offered under the Opportunity Plus 403(b)(1) annuity to any investment option offered under the ING 403(b)(7) mutual fund program will be treated as a withdrawal and will cause the
MGWB rider to enter into the Withdrawal Phase. Once the MGWB rider has entered the Withdrawal Phase, any such transfer from investment options offered under the Opportunity Plus 403(b)(1) annuity to any investment option offered under the ING 403(b)(7) mutual fund program will also be treated as a withdrawal, as described in
“Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base,” below.

Charges for the MGWB Rider. The maximum annual charge for the MGWB rider is 1.20% of the MGWB Base, deducted as a quarterly charge of 0.30% . The current annual charge for the MGWB rider is 0.40% of the MGWB
Base, deducted as a quarterly charge of 0.10% . See “Fees–MGWB Rider Charge.”

Overview of the MGWB Rider. The MGWB rider has two phases. The first phase, called the Growth Phase, begins on the rider date and ends as of the business day before the first partial withdrawal is taken. The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first partial withdrawal of any kind under the contract, while the MGWB rider is in effect. During the accumulation phase under the contract, the
MGWB rider may be in either the Growth Phase or the Withdrawal Phase. During both the Withdrawal Phase and the Growth Phase, we require that your eligible account value be allocated in accordance with certain limitations
(see “Investment Option Restrictions,” below).

At the time you decide to take your first partial withdrawal from the contract (thereby triggering the Withdrawal
Phase), you must elect one of two rider withdrawal options. These options determine the benefits you may receive under the MGWB rider, and are in part restricted based upon your age on the date the Withdrawal Phase begins, as follows:

1)	If you are between age 50 and 54 on the date the Withdrawal Phase begins: You may only elect rider withdrawal option A.

2)	If you are age 55 or over on the date the Withdrawal Phase begins: You may select between rider withdrawal option A and rider withdrawal option B.

Once a rider withdrawal option is selected, it may not be changed. We describe rider withdrawal options A and B in
“Rider Withdrawal Options,” below.

PRO.75962-09                                                                25

Rider Withdrawal Options. Before entering the Withdrawal Phase by taking a partial withdrawal, you must elect a rider withdrawal option. If you purchase the MGWB rider at a time when you have elected a systematic distribution option under the contract (see “Systematic Distribution Options”), and you do not terminate the systematic distribution option at the time the rider is elected, the Withdrawal Phase will begin with your next scheduled systematic distribution, and you therefore must elect a rider withdrawal option. You should carefully consider the impact an existing systematic distribution option will have on the MGWB rider withdrawal options before electing the MGWB rider. Election of the rider withdrawal option must be received in good order and must accompany your partial withdrawal request, as permitted by your plan.

When electing a rider withdrawal option, you should compare the benefits available under each option with those otherwise available through the income phase payment options available under your contract. Once a rider withdrawal option has been elected, it cannot be changed.

The available rider withdrawal options are as follows:

Rider Withdrawal Option	Age on the date Withdrawal Phase begins	Maximum Annual Withdrawal Percentage

A (Non Life)	50+	7%
B (Life)	55-64	4%
	65+	5%

Under rider withdrawal option A, the Maximum Annual Withdrawal Percentage (“MAW Percentage”) is 7% (see
“Calculating the Maximum Annual Withdrawal,” below), and in the event the MGWB rider enters Automatic
Periodic Benefit Status, MGWB Periodic Payments will continue only until the MGWB Remaining Guaranteed
Balance is reduced to zero, at which point all benefits under the MGWB rider will end. See “Automatic Periodic
Benefit Status” and “MGWB Periodic Payments,” below.

Under rider withdrawal option B, the MAW Percentage is 4% if you are between age 55 and 64 on the date the
Withdrawal Phase begins, and 5% if you are age 65 or older on the date the Withdrawal Phase begins (see
“Calculating the Maximum Annual Withdrawal,” below); however, in the event the MGWB rider enters Automatic
Periodic Benefit Status, MGWB Periodic Payments will continue for your lifetime, even if the MGWB Remaining
Guaranteed Balance is reduced to zero. See “Automatic Periodic Benefit Status” and “MGWB Periodic Payments,”
below.

Calculating the Minimum Guaranteed Withdrawal Benefit Base. In order to determine the amount you may withdraw under the rider (see “Calculating the Maximum Annual Withdrawal” below), we first determine the
Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”). The initial MGWB Base is equal to your eligible account value, on the rider date. During the Growth Phase, the MGWB Base is recalculated on each 12 month anniversary of the rider date (the “rider date anniversary”), for a maximum of 10 years following the rider date. For example, if the rider date is March 1, 2009, the MGWB Base will be recalculated on March 1, 2010, and on each
March 1 up to and including March 1, 2019. We call the date that the MGWB Base is recalculated the “ratchet date.” The minimum initial MGWB Base is $25,000; the maximum MGWB Base is $1,000,000 (or such greater amount as we may otherwise allow), including any transfer or rollover amounts we receive within 12 months of the rider date. The subsequent maximum MGWB Base on any ratchet date is limited to $5,000,000. We call the amount in excess of these limits “ineligible purchase payments.” For purposes of this calculation, we call any salary deferral amounts received during the Growth Phase and any transfer/rollover amounts received within the first 12 months from the rider date (during the Growth Phase) as “eligible purchase payments.”

As of each ratchet date, the MGWB Base equals the greater of:

1)	The current MGWB Base; or
2)	Your current eligible account value, less any ineligible purchase payments.

On any other date, the MGWB Base equals:

1)	The MGWB Base on the previous ratchet date; plus
2)	Any eligible purchase payments applied since the previous ratchet date.

PRO.75962-09                                                               26

For purposes of calculating the MGWB Base on or prior to the first ratchet date, the rider date will be treated as the previous ratchet date for this calculation.

During the Withdrawal Phase, the MGWB Base is recalculated to reflect any election to exercise the MGWB Reset
Option and to reflect any adjustments for partial withdrawals that cause the Maximum Annual Withdrawal to be exceeded. See “Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base,” below.

Calculating the Maximum Annual Withdrawal. The Maximum Annual Withdrawal (“MAW”) is the
maximum amount that may be withdrawn from your eligible account value in any calendar year that the MGWB rider is in effect, without reducing the rider benefit guarantee in future years. The MAW is generally determined by multiplying the MAW Percentage (see “Rider Withdrawal Options,” above) by the MGWB Base as of the date the
MAW is determined.

The initial MAW is determined on the last day of the Growth Phase, by multiplying:

(1)	The applicable MAW Percentage, based upon your age and the rider withdrawal option you select (see “Rider Withdrawal Options,” above), by
(2)	The MGWB Base as of that date.

Once determined, neither the rider withdrawal option nor the MAW Percentage may be changed.

Thereafter, the MAW will be recalculated each time the MGWB Base is increased or decreased (see “Calculating the Minimum Guaranteed Withdrawal Benefit Base,” above and “MGWB Reset Option,” below), so as to equal the
MAW Percentage multiplied by the newly recalculated MGWB Base.

Calculating the MGWB Remaining Guaranteed Balance. The MGWB Remaining Guaranteed Balance is the
amount guaranteed to be available for withdrawal from your eligible account value over time, while the rider is in effect.

During the Growth Phase, the MGWB Remaining Guaranteed Balance is equal to the MGWB Base.

During the Withdrawal Phase, the MGWB Remaining Guaranteed Balance will be recalculated at the time of each withdrawal, at the time the MGWB Reset Option is exercised, and at the time any rider benefits are paid. See
“Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base,” “MGWB Periodic
Payments,” and “MGWB Reset Option,” below.

In the event you have elected rider withdrawal option A (non life), and the MGWB Remaining Guaranteed Balance is reduced to zero, the MGWB rider will terminate and no additional rider benefits will be paid.

Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base. Depending upon the amount of the withdrawal, a partial withdrawal can impact the value of the MGWB Remaining Guaranteed
Balance and the MGWB Base. All amounts withdrawn, with the exception of any amounts withdrawn from a Roth
403(b) account, will be considered in determining the impact of the withdrawal on the MGWB Remaining
Guaranteed Balance and the MGWB Base. Note that amounts that may have been classified as ineligible purchase payments will also be considered in determining the impact of the withdrawal on the MGWB Remaining
Guaranteed Balance and the MGWB Base,

Withdrawals during each calendar year that cumulatively do not exceed the then-applicable MAW will decrease the
MGWB Remaining Guaranteed Balance by the amount of each withdrawal, but do not result in a recalculation of the
MGWB Base. See Appendix IV–Example 1.

Any withdrawal that causes the cumulative withdrawals for the current calendar year to exceed the MAW will immediately reduce the MGWB Remaining Guaranteed Balance and the MGWB Base to the lesser of:

1)	The MGWB Remaining Guaranteed Balance immediately prior to the withdrawal minus the amount of the withdrawal; or
2)	Your eligible account value immediately after the withdrawal.

See Appendix IV–Example 2.

PRO.75962-09                                                       27

For purposes of (a) determining whether the MAW has been exceeded, and (b) determining the value the MGWB
Remaining Guaranteed Balance in 1) above, the amount of any withdrawal from the Guaranteed Accumulation
Account will be the withdrawal amount reduced by any negative MVA, but not increased by any positive MVA. See
Appendix IV, Example 3. See also “Withdrawals from the Guaranteed Accumulation Account,” below; Appendix I–
Guaranteed Accumulation Account; and the Guaranteed Accumulation Account Prospectus.

Similarly, for purposes of (a) determining whether the MAW has been exceeded, and (b) determining the value the
MGWB Remaining Guaranteed Balance in 1) above, the amount of any withdrawal will be the amount after deduction of any early withdrawal charge. See Appendix IV, Example 3. See also “Early Withdrawal Charges,”
below.

Withdrawals will be taken on a pro rata basis from each variable and fixed investment option unless you direct otherwise. Withdrawals not taken on a pro rata basis as well as any withdrawal from a Fixed Allocation Investment
Option, whether or not taken on a pro rata basis, may result in MGWB Rebalancing (see “Investment Option
Restrictions” below).

Early Withdrawal Charges. Amounts withdrawn up to the MAW are not subject to early withdrawal charges.
Amounts withdrawn in excess of the MAW are subject to any applicable early withdrawal charges.

Withdrawals from the Guaranteed Accumulation Account. Amounts withdrawn from the Guaranteed
Accumulation Account are subject to any applicable market value adjustment (“MVA”). See Appendix I–
Guaranteed Accumulation Account and the Guaranteed Accumulation Account prospectus.

Required Minimum Distributions. To the extent a withdrawal is taken to satisfy the Required Minimum
Distribution (“RMD”) rules of the Tax Code applicable to your account, and such withdrawal exceeds the MAW for a specific calendar year, the withdrawal will not cause a recalculation of the MGWB Remaining Guaranteed Balance or the MGWB Base, subject to the following rules:

1)	If, on the first business day of any calendar year, a participant’s RMD for that calendar year, applicable to that participant’s eligible account value, is greater than the MAW on that date, an Additional Withdrawal
Amount will be set on that date to be equal to that portion of the RMD that exceeds the MAW. Otherwise, the Additional Withdrawal Amount will be set to zero.
2)	Any withdrawals taken in a calendar year will count first against the MAW for that calendar year.
3)	Once the MAW for the then-current calendar year has been taken, additional amounts withdrawn in excess of the MAW will count against and reduce any Additional Withdrawal Amount and are not considered withdrawals that exceed the MAW.
4)	Withdrawals that exceed the Additional Withdrawal Amount will reduce the MGWB Base and MGWB
Remaining Guaranteed Balance, as described in “Impact of Withdrawals on the MGWB Remaining
Guaranteed Balance and MGWB Base,” above. This will cause a recalculation of the MAW as described in
“Calculating the Maximum Annual Withdrawal,” above.
5)	The Additional Withdrawal Amount is set to zero at the end of each calendar year, and remains at zero until it is recalculated the following calendar year. The Additional Withdrawal Amount, when recalculated, will not include your RMD for a calendar year, or any portion thereof, which may otherwise be taken after the calendar year’s end. Therefore, the timing of taking your RMD is important in preserving the maximum benefit of the MGWB rider.

See Appendix IV–Example 4.

Special rules may apply to withdrawals from certain investment options. See “Investment Option Restrictions,”
below.

Automatic Periodic Benefit Status. As indicated in the Rider Withdrawal Options section above, if your eligible account value is reduced to zero (other than by a withdrawal that exceeds the MAW) while the MGWB rider is in effect, the rider will enter Automatic Periodic Benefit Status and MGWB Periodic Payments will be paid in accordance with the rider withdrawal option you have elected (see “MGWB Periodic Payments,” below).

PRO.75962-09                                                       28

If your eligible account value is reduced to zero by a withdrawal that exceeds the MAW, your account and the rider will terminate. In addition, all provisions of the contract will terminate with the exception of any provisions relating to a Roth 403(b) account. Such provisions will continue to apply with respect to the Roth 403(b) account value only.

When the MGWB rider enters Automatic Periodic Benefit Status, the impacted participant account is modified as follows:

1)	Except for provisions relating to a Roth 403(b) account, no other benefits under the contract apply, other than as provided under the MGWB rider;
2)	No additional purchase payments will be accepted, except purchase payments made to a Roth 403(b) account;
3)	Any other riders will terminate unless otherwise specified under the applicable rider or except to the extent that the rider is applicable to the value in a Roth 403(b) account; and
4)	The impacted participant account (other than a Roth 403(b) account) and the MGWB rider will terminate at the earliest of:

(a) Under rider withdrawal option A (non life), payment of the final MGWB Periodic Payment; or
(b) Payment of the MGWB Death Benefit (see “MGWB Death Benefit,” below).

If a participant is not receiving payments under a systematic distribution option at the time the MGWB rider enters
Automatic Periodic Benefit Status, and the MAW exceeds the partial withdrawals for that rider year (including the partial withdrawal that caused the MGWB rider to enter Automatic Periodic Benefit Status), the excess of the MAW over such partial withdrawals will be paid immediately to the participant.

MGWB Periodic Payments. Upon entering Automatic Periodic Benefit Status, you will begin to receive
MGWB Periodic Payments equal to the MAW on the date the MGWB rider enters such status. Unless you are receiving periodic payments under a systematic distribution option at the time Automatic Periodic Benefit Status begins, you will receive MGWB Periodic Payments annually. If you are receiving periodic payments under a systematic distribution option, MGWB Periodic Payments will begin with the next scheduled payment under this option, and will be made at the same frequency in equal amounts such that the sum of all payments in each calendar year will equal the annual MGWB Periodic Payment.

Once you have entered Automatic Periodic Benefit Status, MGWB Periodic Payments will continue in accordance with the rider withdrawal option you have selected (see “Rider Withdrawal Options,” above). In the event you elected rider withdrawal option A (non life), and the MGWB Remaining Guaranteed Balance is less than or equal to the MAW at the time an MGWB Periodic Payment is due, that payment will equal the MGWB Remaining
Guaranteed Balance, and will be the final MGWB Periodic Payment.

MGWB Death Benefit. If you die while the MGWB rider is in Automatic Periodic Benefit Status, MGWB
Periodic Payments will end, and to the extent an MGWB Remaining Guaranteed Balance remains under the rider, it will be payable as the MGWB Death Benefit. The MGWB Death Benefit will be payable in one lump sum to the person or persons entitled to death benefit proceeds under the contract.

MGWB Reset Option. While the MGWB rider is in the Withdrawal Phase, you may elect to reset the MGWB
Base and the MGWB Remaining Guaranteed Balance to your eligible account value on the date we receive the reset request in good order. Any additional MAW amount resulting from the reset may be withdrawn during the remainder of that calendar year.

The MGWB Reset Option is subject to the following requirements:

1)	We must receive your reset request in good order at our Opportunity Plus Service Center on or prior to an applicable reset option date;
2)	A reset may only be elected on a reset option date stated in your rider schedule;
3)	Your eligible account value must be greater than the MGWB Base; and
4)	Your eligible account value must not have reached the maximum MGWB Base.

Currently, the reset option date is the first rider date anniversary following the first day the MGWB rider enters the
Withdrawal Phase, and occurring every twelve months thereafter.

PRO.75962-09                                                                      29

If the MGWB Reset Option is exercised we may, at our discretion, increase or decrease the MGWB Rider Charge at the time of such exercise; however, it will never exceed the maximum MGWB Rider Charge shown in “MGWB
Rider Charge,” above. If we are issuing the MGWB rider in this form as of the reset option date, the MGWB Rider
Charge at time of reset will not exceed the charge then in effect for new MGWB riders issued as of the current
MGWB rider’s reset option date. In addition, upon reset, the MGWB rider will become subject to any investment option restrictions then in effect for new MGWB riders being issued at the time of reset.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you with guaranteed withdrawals (subject to the terms and conditions described in this prospectus), we require that your eligible account value be allocated in accordance with certain limitations. In general, to the extent you choose not to invest in Accepted Investment Options, we require that at least 25% of your eligible account value not so invested be invested in the Fixed Allocation Investment Options. We will require this allocation regardless of your investment instructions to the contrary, as described below.

While the MGWB rider is in effect, eligible account value allocated to investment options other than Accepted
Investment Options will be rebalanced so as to maintain at least 25% of such eligible account value in the Fixed
Allocation Investment Options. See “MGWB Rebalancing,” below.

Accepted Investment Options. Currently, the only Accepted Investment Option is the ING MFS Total Return
Portfolio. We may designate newly available investment options as Accepted Investment Options or reclassify any existing investment options as Accepted Investment Options.

Conditional Investment Options. Conditional Investment Options consist of the following three categories:

1)	Fixed Allocation Investment Options: Currently, the Fixed Allocation Investment Options are the ING
Fixed Account, the ING Intermediate Bond Portfolio, and the Guaranteed Accumulation Account. We
may add newly-available investment options as Fixed Allocation Investment Options.
2)	Restricted Investment Options: Currently, the ING GET U.S. Core Portfolio is designated as a
Restricted Investment Option. Transfers or deposits into Restricted Investment Options are not permitted while the MGWB rider is in effect. We may in the future designate newly-available investment options as Restricted Investment Options.
3)	Other Investment Options: We call any investment not designated as a Fixed Allocation Investment
Option, Restricted Investment Option, or Accepted Investment Option an “Other Investment Option.”
Other Investment Options are subject to restrictions as to the amount of eligible account value that may be invested or transferred into such investment options.

Fixed Rebalancing Investment Option. The ING Intermediate Bond Portfolio is designated as the Fixed
Rebalancing Investment Option.

MGWB Rebalancing. If, on any MGWB Rebalancing Date (defined below), your eligible account value invested in the Fixed Allocation Investment Options is less than 25% of your eligible account value invested in the
Conditional Investment Options, we will automatically rebalance your eligible account value allocated to the
Conditional Investment Options so that 25% of this amount is allocated to the Fixed Allocation Investment Options.
Any amount so rebalanced will be allocated to the Fixed Rebalancing Investment Option. Accepted Investment
Options are excluded from MGWB Rebalancing. MGWB Rebalancing is done on a pro rata basis from the Other
Investment Options to the Fixed Rebalancing Investment Option, and will be the last transaction processed on that date.

The MGWB Rebalancing Dates are as follows:

1)	The rider date and any rider anniversary;
2)	Any day on which you withdraw amounts from the Fixed Allocation Investment Options;
3)	Any day on which you transfer or reallocate amounts from the Fixed Allocation Investment Options, whether such transfer or reallocation is automatic or directed by you; and
4)	Any day on which we receive transfer/rollover amounts that are considered eligible purchase payments under the MGWB rider.

See “Appendix V–Examples of MGWB Rebalancing.”

PRO.75962-09                                                                       30

MGWB Rebalancing will not occur on an MGWB Rebalancing Date if you are entirely invested in Accepted
Investment Options, or if at least 25% of your eligible account value invested in the Conditional Investment Options is allocated to the Fixed Allocation Investment Options.

MGWB Rebalancing is separate from any other automatic rebalancing under the contract. However, if another automatic rebalancing option under the contract causes your allocations to be out of compliance with the investment option restrictions noted above, MGWB Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.

In certain circumstances MGWB Rebalancing may result in a reallocation into the Fixed Rebalancing Investment
Option even if you have not previously been invested in it. See “Appendix V–Examples of MGWB Rebalancing.”
By electing to purchase the MGWB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Rebalancing Investment Option. You should not purchase the MGWB rider if you do not wish to have your eligible account value reallocated in this manner.

Cancellation of the MGWB Rider. You may cancel the MGWB rider on the 5th rider anniversary, on the 10th rider anniversary, or on any rider anniversary thereafter, by providing us written notice in good order at the Opportunity
Plus Service Center on or prior to the applicable rider anniversary.

Other than as provided under “Automatic Periodic Benefit Status,” above, the MGWB rider will automatically terminate on the next valuation following the occurrence of the following:

1)	The MGWB Guaranteed Remaining Balance is reduced to zero (if a non life rider withdrawal option was elected);
2)	The contract is terminated accordance with contractual provisions;
3)	You initiate a loan;
4)	You initiate income phase payments; or
5)	You die.

The MGWB rider has no cash surrender value or other non-forfeiture benefits upon termination.

Federal Tax Considerations. We currently treat any amounts paid to you under the MGWB rider while in
Automatic Periodic Benefit Status as income phase payments rather than withdrawals.

 YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

▷	Account dollars directed to the fixed interest options, including interest earnings to date; less
▷	Deductions, if any, from the fixed interest options (e.g. withdrawals, fees); plus
▷	The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

PRO.75962-09                                                                   31

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at
4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the
“net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

▷	The net assets of the fund held by the subaccount as of the current valuation; minus
▷	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
▷	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
▷	The total value of the subaccount units at the preceding valuation; minus
▷	A daily deduction for the mortality and expense risk charge and administrative expense charge, if any, and any other fees, such as guarantee charges for the ING GET Fund, deducted daily from investments in the separate account.

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable
AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution			Step 1: You make an initial contribution of
Step 1 ||			$5,000.

ING Life Insurance and Annuity Company			Step 2:
A. You direct us to invest $3,000 in Fund A.
	Step 2 ||		The purchase payment purchases 300
Variable Annuity Account C			accumulation units of Subaccount A
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.	($3,000 divided by the current $10 AUV).
B. You direct us to invest $2,000 in Fund B.
The purchase payment purchases 80
accumulation units of Subaccount B
|| Step 3 ||			($2,000 divided by the current $25 AUV).
Fund A	Fund B		Step 3: The separate account then purchases shares of the applicable funds at the then current market value (net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the New York Stock Exchange (normally at 4:00 p.m.
Eastern Time) on that day. The value of subaccounts may vary day to day.

PRO.75962-09                                                               32

WITHDRAWALS
Taxes, Fees and Deductions
Making a Withdrawal. Subject to the Tax Code withdrawal restrictions	Amounts withdrawn may be
described below and the rules of your plan, you may withdraw all or a	subject to one or more of the
portion of your account value at any time during the accumulation phase.	following:
Withdrawals may be subject to approval by the contract holder or the
contract holder’s delegate. See “Contract Overview–Contract Rights” and	▷ Early Withdrawal Charge
“Taxation–403(b) Tax-Deferred Annuities.”	(see “Fees–Early Withdrawal
Charge”)
Steps for Making a Withdrawal. You must:	▷ Optional Minimum
Guaranteed Withdrawal
▷ Select the Withdrawal Amount.	Benefit Rider Charge (see
“Fees–MGWB Rider Charge”)
(1) Full Withdrawal: You will receive, reduced by any required withholding	▷ Redemption Fees (see “Fees–
tax, tax penalties, redemption fees (if applicable), and MGWB rider	Redemption Fees”)
charges (if applicable), your account value allocated to the subaccounts,	▷ Market Value Adjustment
the Guaranteed Accumulation Account (plus or minus any applicable	(see Appendix I)
market value adjustment) and the Fixed Account, minus any applicable	▷ Tax Penalty (see “Taxation”)
early withdrawal charge.	▷ Tax Withholding (see
“Taxation”)
(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will
receive, reduced by any required withholding tax, tax penalties, and	To determine which may apply,
refer to the appropriate sections
redemption fees (if applicable), the amount you specify, subject to the	of this prospectus, contact your
value available in your account. However, the amount actually	local representative or call the
withdrawn from your account will be the amount you specified plus	Company at the number listed in
adjustment for any applicable early withdrawal charge, and any positive	“Contract Overview–Questions:
or negative market value adjustment for amounts withdrawn from the	Contacting the Company.”
Guaranteed Accumulation Account.

▷	Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options, from each investment option in which you have an account value.
▷	Properly complete a disbursement form and submit it to the Opportunity Plus Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1)	As of the next valuation after we receive a request for withdrawal in good order at the Opportunity Plus Service Center; or
(2)	On such later date as specified on the disbursement form (as allowed under our administrative procedures).

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order at the Opportunity Plus Service Center.

Withdrawal Restrictions from 403(b) Plans. Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship, of the following:

(1)	Salary reduction contributions made after December 31, 1988;
(2)	Earnings on those contributions, and;
(3)	Earnings during such period on amounts held as of December 31, 1988.

Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Effective January 1, 2009, the new 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “Taxation of Qualified Contracts–Distributions.”

PRO.75962-09                                                           33

Reinvestment Privilege. The contract allows one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for early withdrawal charges imposed at the time of withdrawal. Any MGWB rider that was in effect at the time of the full withdrawal will not be reinstated. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in an ING GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you are invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

 LOANS

Availability. You may take a loan from your account value during the accumulation phase if permitted by your plan. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Loans are not available under contracts issued as a Roth 403(b) annuity or from Roth 403(b) accounts. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the Opportunity Plus Service Center. Read the terms of the loan agreement before submitting any request.

SYSTEMATIC DISTRIBUTION OPTIONS

Features of a Systematic
Distribution Option

If available under your plan, a
systematic distribution option
allows you to receive regular
payments from your account
without moving into the income
phase. By remaining in the
accumulation phase, you retain
certain rights and investment
flexibility not available during
the income phase. Because the
account remains in the
accumulation phase, all
accumulation phase charges
continue to apply	Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine which systematic distribution options are available, call the Opportunity Plus Service
Center at 1-800-677-4636.

The following systematic distribution options may be available:

▷ SWO-Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract.
You may not elect this option if you have an outstanding contract loan.

▷ LEO-Life Expectancy Option. This option provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Taxation.”

▷ ECO-Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law at the later of age 70½ or retirement and pay you that amount once a year.

PRO.75962-09	34

Availability of Systematic Distribution Options. The Company may offer additional systematic distribution options or discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Opportunity Plus Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected unless the Tax Code permits it.

Taxation. Withdrawals received through these options and revocations of elections may have tax consequences. See
“Taxation.”

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account. The designated beneficiary may be changed at any time. Such change will not become effective until written notice of the change is received by the Company. In the event there is no beneficiary designated on your account, the death benefit
will be payable to your estate.	During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

During the Accumulation Phase

Payment Process

1.	Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order.
2.	The payment request should include selection of a benefit payment option.
3.	Within seven calendar days after we receive proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service
Center, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax
Code:

▷	Lump-sum payment;
▷	Payment in accordance with any of the available income phase payment options (see “The Income Phase–Payment Options”); or
▷	Payment in accordance with an available systematic distribution option (subject to certain limitations) (see “Systematic Distribution Options”).

The beneficiary may also leave the account value invested in the contract, subject to Tax Code limits on the length of time amounts may remain invested.

Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the contract, which generally guarantees that the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

PRO.75962-09                                                                         35

Calculating the Value of the Death Benefit. The death benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation following our receipt of proof of death and a payment request in good order at the
Opportunity Plus Service Center where:

(a)	is the adjusted purchase payment total, which is the sum of all purchase payment(s) to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; or

(b)	is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference in your account. The amount, if any, will be credited to the ING Money Market Portfolio and deposited as of the second valuation (the date of the second close of the New York Stock Exchange) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any positive MVA, as of the third valuation (the date of the third close of the New York Stock Exchange) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, as of the second valuation (the date of the second close of the New York Stock Exchange)
following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus
Service Center.

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, as of the next valuation (the date of the next close of the New York Stock Exchange)
following our receipt of the distribution request. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted purchase payment total above is initially equal to the first purchase payment. For accounts established before
December 31, 2006, the adjusted purchase payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the New York Stock Exchange (NYSE) on the last business day in
December 2006 on which the NYSE was open (December 29, 2006). For all accounts, the adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal.
The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

(a)	A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and

(b)	B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

PRO.75962-09                                                                       36

THE INCOME PHASE
We may have used the following
terms in prior prospectuses:

Annuity Phase – Income Phase

Annuity Option – Payment
Option

Annuity Payment – Income
Phase Payment

Annuitization – Initiating
Income Phase Payments
During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:
▷ Payment start date;
▷ Income phase payment option (see the income phase payment options table in this section);
▷ Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
▷ Choice of fixed, variable or a combination of both fixed and variable payments; and
▷ Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed;
however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, whether fixed, variable or a combination of both fixed and variable payments are selected and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. You may make up to twelve transfers per calendar year among available investment options. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5.0% or 3.5% . If you select a 5.0% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5.0% annually, after deduction of fees.
Payment amounts will decline if the investment performance is less than 5.0%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Opportunity
Plus Service Center. See “Contract Overview–Questions: Contacting the
Company”.

PRO.75962-09                                        37

Minimum Payment Amounts. The income phase payment option selected must result in one or both of the following:

▷	A first income phase payment of at least $20; or
▷	Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the next page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge from amounts held in the subaccounts. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. See “Fees.”

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the following address:

                                                   ING
                                                   USFS Customer Service Defined Contribution Administration
                                                   P.O. Box 990063
                                                   Hartford, CT 06199-0063

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “Taxation.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

PRO.75962-09                                                            38

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Length of Payments: For as long as the annuitant lives. It is possible that only one payment
Life Income	will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with the option of having payments guaranteed for a choice of 5-30 years or as otherwise specified in the contract.
Life Income-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all
Guaranteed	the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Payments*	Unless prohibited by a prior election of the contractholder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	(a) This option allows a choice of 100%, 66T% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: Payments end after the deaths of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 60 months and a maximum of 360 months, or as otherwise specified in the
Life Income -	contract.
Two Lives -	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Guaranteed	first death.
Payments*	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contractholder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income -	Length of Payments: For as long as either annuitant lives.
Refund Option -	Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a
fixed payment	lump-sum payment equal to the amount originally applied to the payment option (less any
only	premium tax) and less the total amount of fixed income payments paid.
Life Income -	Length of Payments: For as long as the annuitant lives.
Two Lives-Cash	Continuing Payment: 100% of the payment to continue after the first death.
Refund Option -	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-
fixed payment	sum payment equal to the amount applied to the income phase payment option (less any
only	premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options
Length of Payments: Payments generally may be fixed or variable and may be made for 3-
30 years. In certain cases a lump-sum payment may be requested at any time (see below).
Nonlifetime-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the
Guaranteed	guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Payments*	Unless prohibited by a prior election of the contractholder, the beneficiary may receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Lump-Sum Payment: If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge.

PRO.75962-09                                                             39

If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made.
See “Fees–Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Opportunity Plus Service Center.

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3.5% or 5.0%
assumed net investment rate for variable payments).

 CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”)
and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One
Orange Way, Windsor, CT 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

  Bancnorth Investment Group, Inc.
  Directed Services LLC
  Financial Network Investment Corporation
  Guaranty Brokerage Services, Inc.
  ING America Equities, Inc.
  ING DIRECT Funds Limited
  ING Financial Advisers, LLC
  ING Financial Markets LLC
  ING Financial Partners, Inc.
  ING Funds Distributor, LLC
  ING Investment Advisors, LLC
  ING Investment Management Services LLC
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.
  ShareBuilder Securities Corporation
  Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 1.0%
to 4.0% . After the first year of the participant account, renewal commissions up to 0.75% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 4.0% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to 0.20%, and may also pay asset based compensation equal to 0.10% of systematic distribution option payments, including payments under the MGWB rider. See “Systematic Distribution Options” and “Optional Minimum
Guaranteed Withdrawal Benefit Rider.”

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
4.0% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

PRO.75962-09                                                                       40

We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.75962-09                                                                41

The following is a list of the top 25 selling firms that, during 2008, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	SagePoint Financial, Inc.
2)	Symetra Investment Services, Inc.
3)	Huckin Financial Group, Inc.
4)	LPL Financial Corporation
5)	Walnut Street Securities, Inc.®
6)	ING Financial Partners, Inc.
7)	NFP Securities, Inc.
8)	Valor Insurance Agency, Inc.
9)	Lincoln Financial Advisors Corp.
10)	Financial Network Investment Corporation
11)	NRP Financial, Inc.
12)	National Planning Corporation
13)	Multi-Financial Securities Corporation
14)	Mutual Service Corporation
15)	Waterstone Financial Group
16)	Northwestern Mutual Investment Services, LLC
17)	Lincoln Investment Planning, Inc.
18)	Cadaret, Grant & Co., Inc.
19)	Securities America, Inc.
20)	Edward D. Jones & Co., L.P.
21)	American Portfolios Financial Services, Inc.
22)	Ameritas Investment Corp.
23)	First Heartland® Capital, Inc.
24)	Lincoln Financial Advisors Corporation
25)	Morgan Keegan and Company, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements.

▷	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
▷	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
▷	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

PRO.75962-09                                                                                        42

TAXATION
In this Section

I. Introduction

II. Taxation of Qualified
Contracts

III.  Possible Changes in
Taxation

IV. Taxation of the Company

When consulting a tax adviser,
be certain that he or she has
expertise in the Tax Code
sections applicable to your tax
concerns.
I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. Federal income tax treatment of the contracts is complex and sometimes uncertain. You should keep the following in mind when reading it:

▷ Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;

▷ Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

▷ This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

▷ We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements.

For more comprehensive information contact the Internal Revenue Service (IRS).

Qualified Contracts
The contracts may be purchased on a tax-qualified basis (qualified contracts).

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under the Tax Code.

II. Taxation of Qualified Contracts

General
The contracts are primarily designed for use with Tax Code section 403(b) and Roth 403(b) plans. (We refer to these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that may not be incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

PRO.75962-09                                                                   43

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan, such as a 403(b) or Roth 403(b) plan, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit and the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contracts may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a
Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In July 2007, the Treasury Department issued final regulations that were generally effective January 1, 2009. The final regulations include: (a) a written plan requirement; (b) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (c) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate and, the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the 403(b) plan sponsor can elect not to permit exchanges or transfers); and (d) new distribution rules for 403(b)(1)
annuities that would impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options” section of this prospectus under the heading “Additional Risks of Investing in the Funds–Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue
Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax
Code section 401(a) or 403(b)(7)(A). We believe that the contracts satisfy the requirements set forth in Revenue
Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue
Procedure 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

PRO.75962-09                                                                          44

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

403(b) and Roth 403(b) Plans. Total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or
$49,000 (as indexed for 2009). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section
402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 403(b)
salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 403(b) or
Roth 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,500; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

▷	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
▷	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
▷	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

PRO.75962-09                                                                                 45

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;
e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA or Roth IRA in accordance with the terms of the Tax Code;
f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
g)	The distribution is made due to an IRS levy upon your plan;
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

403(b) Plans. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. (See “Withdrawals–Withdrawal Restrictions from 403(b)
Plans.”) Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, the new
403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 403(b) account only if you have:

a)	Attained age 59½;
b)	Experienced a severance from employment;
c)	Become disabled as defined in the Tax Code;
d)	Died;
e)	Experienced financial hardship as defined by the Tax Code; or
f)	Met other circumstances as allowed by federal law, regulations or rulings.

Other exceptions may be provided for by the Tax Code or regulations.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) account is one that meets the following requirements.

1.	The withdrawal occurs after the 5-year taxable period measured from the earlier of:

	a)	the first taxable year you made a designated Roth 403(b) contribution to any designated Roth 403(b)
account established for you under the same applicable retirement plan as defined in Tax Code section 402A; or

	b)	if a rollover contribution was made from a designated Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth 403(b) contribution to such previously established account; and

PRO.75962-09                                                                                  46

2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

Lifetime Required Minimum Distributions (403(b) and Roth 403(b) Plans)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

▷	Start date for distributions;
▷	The time period in which all amounts in your contract(s) must be distributed; and
▷	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December
31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

▷	Over your life or the joint lives of you and your designated beneficiary; or
▷	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Required Minimum Distribution Relief for 2009. The Worker, Retiree and Employer Recovery Act of 2008
(“WRERA 2008”) suspends the minimum distribution requirement for most employer sponsored defined contribution plans for the 2009 tax year. The relief extends to 403(b) and Roth 403(b) plans.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (403(b) and Roth 403(b) Plans)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2009, your entire balance must be distributed to the designated beneficiary by
December 31, 2014. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

▷	Over the life of the designated beneficiary; or
▷	Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

▷	December 31 of the calendar year following the calendar year of your death; or
▷	December 31 of the calendar year in which you would have attained age 70½.

PRO.75962-09                                                                         47

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Required Minimum Distribution Relief for 2009. Under WRERA 2008, the five year rule discussed above is determined without regard to 2009.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

403(b) and Roth 403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20%
federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers
403(b) and Roth 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.75962-09                                                            48

 OTHER TOPICS

Opportunity Plus Service Center

We established the Opportunity Plus Service Center to provide administrative support to you and other participants of the Opportunity Plus Program. This office handles enrollment, billing, transfers, redemptions and inquiries. Send forms and correspondence to:

                 For all regular mail, please use:

                 Opportunity Plus Service Center
                 ING National Trust
                 P.O. Box 9810
                 Providence, RI 02940-8010

                 For overnight delivery, please use:

                 Opportunity Plus Service Center
                 ING National Trust
                 101 Sabin Street
                 Pawtucket, RI 02860

                 Telephone Number: 1-800-OPP-INFO (1-800-677-4636)

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

▷	Standardized average annual total returns; and
▷	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.
Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), ING GET Fund guarantee charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Currently, for group contracts used with section
403(b) and Roth 403(b) plans, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

PRO.75962-09                                                               49

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

▷	During the accumulation phase the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
▷	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law, including any future changes necessary to maintain the contract or account as a designated Roth 403(b) annuity contract or account under the Tax Code, regulations,
IRS rulings or requirements. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holidays) when trading on the New York Stock Exchange is restricted; (b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; (c) during any other periods the
SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.75962-09                                                             50

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the
SAI is set forth below:

General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Opportunity Plus Service Center at the number listed in “Contract
Overview–Questions: Contacting the Company.”

PRO.75962-09                                                  51

APPENDIX I
GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This Appendix is only a summary of certain facts about the Guaranteed Accumulation
Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the Opportunity Plus Service
Center at the address or telephone number listed in “Contract Overview–Questions: Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

▷	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
▷	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and (b)
where:

a)	is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and
b)	is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

This rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

PRO.75962-09                                                              52

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

▷	Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Accumulation Account prospectus;
▷	Tax Penalties and/or Tax withholding - see “Taxation”; or
▷	Early Withdrawal Charge - see “Fees.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA).
If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. If you have elected ECO as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the Guaranteed
Accumulation Account.

▷	If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
▷	If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

▷	Short-term-three years or fewer; and
▷	Long-term-ten years or less, but greater than three years.

At the end of a guaranteed term, you may:

▷	Transfer dollars to a new guaranteed term;
▷	Transfer dollars to other available investment options; or
▷	Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

PRO.75962-09                                                                   53

Income Phase. The Guaranteed Accumulation Account can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Borrowing Against Amounts held in the Guaranteed Accumulation Account. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed
Accumulation Account when determining the amount of your account value we will distribute as a loan.

MGWB Rider. For information regarding investing in the Guaranteed Accumulation Account while the MGWB
Rider is in effect, please see “Optional Minimum Guaranteed Withdrawal Benefit Rider.”

Reinvesting Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

We will not credit your account for market value adjustments that were deducted at the time of withdrawal or refund any taxes that were withheld, unless required by law.

PRO.75962-09                                                          54

APPENDIX II
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. The Fixed Account is only available under installment purchase payment contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. There may be multiple interest rates in effect under the contract at any given time.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees–Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year. However, we only allow you to transfer amounts that equal your account value in the Fixed
Account multiplied by the current maximum percentage of the transfer allowed (the “window”) minus any previous transfers you made from this option during the calendar year. We will waive the transfer limit when your account value in the Fixed Account is $1,000 or less.

Income Phase. By notifying the Opportunity Plus Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

Contract Loans. Contract loans may be made from pre-tax account values held in the Fixed Account.

PRO.75962-09                                                         55

APPENDIX III
FUND DESCRIPTIONS

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING Balanced Portfolio, Inc.	ING VP Balanced Portfolio, Inc.
ING BlackRock Science and Technology Opportunities	ING BlackRock Global Science and Technology
Portfolio	Portfolio
ING Clarion Global Real Estate Portfolio	ING Global Real Estate Portfolio
ING Growth and Income Portfolio	ING VP Growth and Income Portfolio
ING Index Plus International Equity Portfolio	ING VP Index Plus International Equity Portfolio
ING Index Plus LargeCap Portfolio	ING VP Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio	ING VP Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio	ING VP Index Plus SmallCap Portfolio
ING Intermediate Bond Portfolio	ING VP Intermediate Bond Portfolio
ING Money Market Portfolio	ING VP Money Market Portfolio
ING Opportunistic LargeCap Portfolio	ING Opportunistic LargeCap Value Portfolio
ING Small Company Portfolio	ING VP Small Company Portfolio
ING Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio	ING VP Strategic Allocation Moderate Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview–Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC
Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
AIM Growth Series – AIM Mid Cap	Invesco Aim Advisors,	Seeks long-term growth of capital.
Core Equity Fund	Inc.

Subadviser: Advisory
entities affiliated with
Invesco Aim Advisors,
Inc.

PRO.75962-09                                                             56

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
AIM Variable Insurance Funds –	Invesco Aim Advisors,	Seeks growth of capital.
AIM V.I. Capital Appreciation	Inc.
Fund
Subadviser: Advisory
entities affiliated with
Invesco Aim Advisors,
Inc.
AIM Variable Insurance Funds –	Invesco Aim Advisors,	Seeks growth of capital.
AIM V.I. Core Equity Fund	Inc.
The Alger Funds II – Alger Green	Fred Alger	Seeks long-term capital appreciation.
Fund	Management, Inc.
Amana Mutual Funds Trust –	Saturna Capital	Seeks long-term capital growth.
Amana Growth Fund	Corporation
Amana Mutual Funds Trust –	Saturna Capital	Seeks current income and preservation of
Amana Income Fund	Corporation	capital.
American Century® Income &	American Century	Seeks long-term capital growth. Income is a
Growth Fund	Investment	secondary objective.
Management, Inc.
American Century® Inflation-	American Century	Seeks to provide total return and inflation
Adjusted Bond Fund	Investment	protection consistent with investments in
	Management, Inc.	inflation-indexed securities.
BlackRock Mid Cap Value	BlackRock Advisors,	Seeks capital appreciation and, secondarily,
Opportunities Series, Inc. –	LLC	income.
BlackRock Mid Cap Value
Opportunities Fund	Subadviser:
BlackRock Investment
Management, LLC
Calvert Variable Series, Inc. –	Calvert Asset	A non-diversified portfolio that seeks to
Calvert Social Balanced Portfolio	Management Company,	achieve a competitive total return through an
	Inc.	actively managed portfolio of stocks, bonds and
money market instruments which offer income
	Subadvisers: (equity	and capital growth opportunity and which
	portion of Portfolio);	satisfy the investment and social criteria.
New Amsterdam
Partners LLC and SsgA
Funds Management,
Inc.

Calvert Asset
Management Company,
Inc. manages fixed-
income portion of
Portfolio and handles
allocation of assets and
Portfolio Managers for
the Portfolio.
EuroPacific Growth Fund®	Capital Research and	Seeks to provide long-term growth of capital by
	Management Company	investing in companies based outside the
United States.
Evergreen Equity Trust –	Evergreen Investment	Seeks to produce growth of capital.
Evergreen Special Values Fund	Management Company,
LLC

PRO.75962-09                                                                     57

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks to obtain high total return with reduced
Products – Fidelity® VIP Asset	Research Company	risk over the long term by allocating its assets
ManagerSM Portfolio		among stocks, bonds and short-term
	Subadvisers:	instruments.
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Money Management,
Inc.; Fidelity
Investments Japan
Limited Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products – Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited;
Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also considers the
Products – Fidelity® VIP Equity-	Research Company	potential for capital appreciation. Seeks to
Income Portfolio		achieve a yield which exceeds the composite
	Subadvisers: FMR	yield on the securities comprising the Standard
	Co., Inc.; Fidelity	& Poor’s 500SM Index (S&P 500® ).
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited

PRO.75962-09	58

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks a high level of current income, while also
Products – Fidelity® VIP High	Research Company	considering growth of capital.
Income Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Investments Japan
Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks investment results that correspond to the
Products – Fidelity® VIP Index	Research Company	total return of common stocks publicly traded
500 Portfolio		in the United States, as represented by the S&P
	Subadvisers: FMR	500® .
Co., Inc.; Geode Capital
Management, LLC
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity® VIP Overseas	Research Company
Portfolio
Subadvisers: FMR
Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return.
Insurance Products Trust –	Services, LLC
Franklin Small Cap Value
Securities Fund
ING Balanced Portfolio, Inc.	ING Investments, LLC	Seeks to maximize investment return,
consistent with reasonable safety of principal,
	Subadviser: ING	by investing in a diversified portfolio of one or
	Investment	more of the following asset classes: stocks,
	Management Co.	bonds and cash equivalents, based on the
judgment of the Portfolio’s management, of
which of those sectors or mix thereof offers the
best investment prospects.
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)

PRO.75962-09	59

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Science and
Technology Opportunities	Subadviser:
Portfolio	BlackRock Advisors,
LLC
ING Investors Trust – ING Clarion	ING Investments,	A non-diversified Portfolio that seeks total
Global Real Estate Portfolio	LLC	return.

Subadviser: ING
Clarion Real Estate
Securities L.P.
ING Variable Insurance Trust –	ING Investments, LLC	Seeks to achieve maximum total return and
ING GET U.S. Core Portfolio		minimal exposure of the Series’ assets to a
	Subadviser: ING	market value loss by participating, to the extent
	Investment	possible, in favorable equity market
	Management Co. (ING	performance during the guarantee period.
IM)
ING Investors Trust – ING Global	Directed Services LLC	A non-diversified Portfolio that seeks long-term
Resources Portfolio		capital appreciation.
Subadviser: ING
Investment
Management Co.
ING Variable Funds – ING Growth	ING Investments, LLC	Seeks to maximize total return through
and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock.
Management Co.
ING Investors Trust – ING Index	Directed Services LLC	Seeks to outperform the total return
Plus International Equity		performance of the Morgan Stanley Capital
Portfolio	Subadviser: ING	International Europe Australasia and Far East®
	Investment	Index (“MSCI EAFE® Index”), while
	Management Advisors,	maintaining a market level of risk.
B.V.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus LargeCap Portfolio		performance of the Standard & Poor’s 500
	Subadviser: ING	Composite Stock Price Index (S&P 500 Index),
	Investment	while maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus MidCap Portfolio		performance of the Standard & Poor’s MidCap
	Subadviser: ING	400 Index (S&P MidCap 400 Index), while
	Investment	maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus SmallCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING	SmallCap 600 Index (S&P SmallCap 600
	Investment	Index), while maintaining a market level of
	Management Co.	risk.

PRO.75962-09	60

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Intermediate Bond Portfolio	ING Investments, LLC	Seeks to maximize total return consistent with
reasonable risk.
Subadviser: ING
Investment
Management Co.
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive
Growth Portfolio	Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts	capital. Secondarily seeks reasonable
	Financial Services	opportunity for growth of capital and income.
Company
ING Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
	Investment	market instruments while maintaining a stable
	Management Co.	share price of $1.00. There is no guarantee
that the ING Money Market Subaccount will
have a positive or level return.
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)
ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income principally
Oppenheimer Strategic Income		derived from interest on debt securities.
Portfolio	Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital through investment in a
Opportunistic LargeCap Growth		diversified portfolio consisting primarily of
Portfolio	Subadviser: ING	common stocks and securities convertible into
	Investment	common stocks believed to offer growth
	Management Co.	potential.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Opportunistic LargeCap Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks.
Investment
Management Co.

PRO.75962-09	61

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
High Yield Portfolio		preservation of capital and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC
ING Partners, Inc. – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC (PIMCO)
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income.
Management, Inc.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Small Company Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks of companies with smaller market
	Investment	capitalizations.
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital growth, both realized and unrealized)
Conservative Portfolio	Subadviser: ING	consistent with preservation of capital.
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING Strategic Allocation
Growth Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)

PRO.75962-09	62

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity
Portfolio	Subadviser: Templeton
Investment Counsel,
LLC (Templeton)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
(Thornburg)
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)
ING Investors Trust – ING Van	Directed Services LLC	Seeks long-term capital appreciation.
Kampen Capital Growth
Portfolio	Subadviser: Van
Kampen
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks total return, consisting of long-term
Kampen Equity and Income		capital appreciation and current income.
Portfolio	Subadviser: Van
Kampen
ING Investors Trust – ING Wells	Directed Services LLC	Seeks long-term capital appreciation.
Fargo Small Cap Disciplined
Portfolio	Subadviser: Wells
Capital Management,
Inc.
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.
New Perspective Fund®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through investments all over the world,
including the United States.
Oppenheimer Developing Markets	OppenheimerFunds,	Aggressively seeks capital appreciation.
Fund	Inc.
Pax World Balanced Fund	Pax World	Seeks income and conservation of principal and
	Management Corp.	secondarily possible long-term growth of
capital.
The Growth Fund of America®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through a diversified portfolio of common
stocks.
Washington Mutual Investors	Capital Research and	Seeks to provide current income and the
FundSM	Management Company	opportunity for growth of principal consistent
with sound common stock investing.

PRO.75962-09	63

APPENDIX IV
MGWB RIDER PARTIAL WITHDRAWAL EXAMPLES

For the purposes of these examples, eligible account value means your account value excluding any amount invested in an employee Roth 403(b) account.

Example 1: Adjustment to the MGWB Remaining Guaranteed Balance for a withdrawal that does not exceed the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000, and a net withdrawal of $5,000 (with $0 early withdrawal charges and/or MVA) is taken.

			MGWB Remaining
	Eligible Account Value	MGWB Base	Guaranteed Balance
Values just prior to the withdrawal	$100,000	$100,000	$100,000
Values after the withdrawal	$95,000	$100,000	$95,000

MGWB Remaining Guaranteed Balance is reduced dollar for dollar for withdrawals that do not exceed the
Maximum Annual Withdrawal.

Example 2: Adjustment to the MGWB Remaining Guaranteed Balance and the MGWB Base for a
withdrawal in excess of the Maximum Annual Withdrawal.

Assume (a) the Maximum Annual Withdrawal is $5,000; (b) the MAW Percentage is 5%; (c) a net withdrawal of
$2,000 (with $0 early withdrawal charges and/or MVA) is taken; (d) cumulative net withdrawals previously taken during the calendar year totaled $4,000; and (e) eligible account value has decreased to $90,000 prior to this withdrawal.

	Eligible			Maximum
	Account		MGWB Remaining	Annual
	Value	MGWB Base	Guaranteed Balance	Withdrawal
Values just prior to the withdrawal	$90,000	$100,000	$96,000	$5,000
Values after the withdrawal	$88,000	$88,000	$88,000	$4,400

The net withdrawal of $2,000 has caused the cumulative net withdrawals taken during the calendar year to equal
$6,000 ($4,000 + $2,000), which exceeds the Maximum Annual Withdrawal of $5,000. As a result, the MGWB
Base and the MGWB Remaining Guaranteed Balance are reduced to the lesser of the MGWB Remaining
Guaranteed Balance less the net withdrawal, $94,000 ($96,000 - $2,000), or the eligible account value immediately after the withdrawal, $88,000 ($90,000 - $2,000). The Maximum Annual Withdrawal is now reduced to $4,400
($88,000 x 5%).

Example 3: Adjustment to the MGWB Remaining Guaranteed Balance and the MGWB Base for a
withdrawal in excess of the Maximum Annual Withdrawal, including early withdrawal charges and/or negative MVA.

Assume the Maximum Annual Withdrawal is $5,000, the MAW Percentage is 5%, and a net withdrawal of $5,500
(with early withdrawal charges or negative MVA of $500) is taken.

	Eligible			Maximum
	Account		MGWB Remaining	Annual
	Value	MGWB Base	Guaranteed Balance	Withdrawal
Values just prior to the withdrawal	$100,000	$100,000	$100,000	$5,000
Values after the withdrawal	$94,000	$94,000	$94,000	$4,700

PRO.75962-09                                                                                64

The gross withdrawal of $6,000 ($5,500 + $500) reduces eligible account value. The net withdrawal of $5,500 exceeds the Maximum Annual Withdrawal of $5,000. As a result, the MGWB Base and the MGWB Remaining
Guaranteed Balance are reduced to the lesser of the MGWB Remaining Guaranteed Balance less the net withdrawal,
$94,500 (100,000 - $5,500) or the eligible account value immediately after the withdrawal, $94,000 ($100,000 -
$6,000). The Maximum Annual Withdrawal is now reduced to $4,700 ($94,000 x 5%).

Example 4: A withdrawal exceeds the Maximum Annual Withdrawal but does not exceed the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. On the first day of the calendar year, the Required Minimum
Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional
Withdrawal Amount is set to equal the excess of this amount above the Maximum Annual Withdrawal, $1,000
($6,000 - $5,000).

Also assume a net withdrawal of $2,000 (with $0 early withdrawal charges and/or MVA) is taken and cumulative net withdrawals previously taken during the calendar year totaled $4,000.

	Eligible			Maximum
	Account		MGWB Remaining	Annual
	Value	MGWB Base	Guaranteed Balance	Withdrawal
Values just prior to the withdrawal	$96,000	$100,000	$96,000	$5,000
Values after the withdrawal	$94,000	$100,000	$94,000	$5,000

Total net withdrawals taken, $6,000 ($4,000 + $2,000), exceed the Maximum Annual Withdrawal, $5,000. However the MGWB Base and the MGWB Remaining Guaranteed Balance are not adjusted as described in Example 2 above because the total net withdrawals taken ($6,000) did not exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount of $6,000 ($5,000 + 1,000). Instead, only the MGWB Remaining Guaranteed
Balance is reduced dollar for dollar for the amount of the withdrawal to $94,000 ($96,000 - $2,000). If the total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, the MGWB Base and the MGWB Remaining Guaranteed Balance would be adjusted as described in
Example 2, above.

Example 5: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000, the MAW Percentage is 5%, and the eligible account value has increased above the MGWB Base.

	Eligible			Maximum
	Account		MGWB Remaining	Annual
	Value	MGWB Base	Guaranteed Balance	Withdrawal
Values just prior to reset	$110,000	$100,000	$90,000	$5,000
Values after the reset	$110,000	$110,000	$110,000	$5,500

Upon reset, the MGWB Base and the MGWB Remaining Guaranteed Balance are increased to the eligible account value. The Maximum Annual Withdrawal is now $5,500 ($110,000 x 5%).

PRO.75962-09                                                                         65

APPENDIX V
EXAMPLES OF MGWB REBALANCING

The following examples are designed to assist you in understanding how MGWB Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, you purchase the MGWB rider and your eligible account value (i.e., your account value excluding any amounts invested in an employee Roth 403(b) account) is $100,000, which is allocated 100% to
Accepted Investment Options. No MGWB Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, you invest an additional purchase payment of $500,000, bringing your total eligible account value to $600,000, and you allocate this purchase payment 100% to Other Investment Options. Because the percentage allocated to the Fixed Allocation Investment Options (0%) is less than 25% of the total amount allocated to the Fixed Allocation Investment Options and the Other Investment Options, we will automatically reallocate
$125,000 from the amount allocated to the Other Investment Options (25% of the $500,000 allocated to the Other
Investment Options) to the Fixed Rebalancing Investment Option. Your ending allocations will be $100,000 to
Accepted Investment Options, $125,000 to the Fixed Rebalancing Investment Option, and $375,000 to the Other
Investment Options.

II. Partial Withdrawals

A. Assume that on Day 1, you purchase the MGWB rider and your eligible account value is $100,000, which is allocated 70% to Accepted Investment Options ($70,000), 25% to the Fixed Allocation Investment Options
($25,000), and 5% to Other Investment Options ($5,000). No MGWB Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, you request a partial withdrawal of $24,000 from the Fixed Allocation Investment
Options. Because the remaining amount allocated to the Fixed Allocation Investment Options ($1,000) is less than
25% of the total amount allocated to the Fixed Allocation Investment Options and the Other Investment Options, we
will automatically reallocate $500 from the Other Investment Options to the Fixed Rebalancing Investment Option,
so that the amount allocated to the Fixed Allocation Investment Options ($1,500) is 25% of the total amount allocated to the Fixed Allocation Investment Options and Other Investment Options ($6,000).

PRO.75962-09	66

APPENDIX IV
CONDENSED FINANCIAL INFORMATION
Except for subaccounts which did not commence operations as of December 31, 2008, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2008, the "Value at beginning of period" shown is the value at first date of investment.

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF
0.35% FOR ING MONEY MARKET PORTFOLIO AND 1.00% FOR ALL OTHER SUBACCOUNTS
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.26	$6.54	$6.22	$5.77	$5.47	$4.26	$5.693	$7.50	$9.838
Value at end of period	$4.13	$7.26	$6.54	$6.22	$5.77	$5.47	$4.26	$5.693	$7.50
Number of accumulation units outstanding at end of period	302,166	305,162	323,718	189,954	214,416	213,322	175,779	134,976	69,307
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.58	$8.01	$6.93	$6.65	$6.16	$5.00	$5.988	$7.842	$9.776
Value at end of period	$5.93	$8.58	$8.01	$6.93	$6.65	$6.16	$5.00	$5.988	$7.842
Number of accumulation units outstanding at end of period	535,571	421,088	404,385	254,967	341,503	378,274	375,191	309,796	380,759
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$11.83	$12.01	$10.38	$10.03	$8.99	$7.02	$8.823	$9.317
Value at end of period	$7.64	$11.83	$12.01	$10.38	$10.03	$8.99	$7.02	$8.823
Number of accumulation units outstanding at end of period	484,138	470,664	493,914	537,573	430,969	270,116	157,164	57,413
CALVERT SOCIAL BALANCED PORTFOLIO (CVS)
Value at beginning of period	$33.54	$32.97	$30.61	$29.27	$27.31	$23.11	$26.578	$28.864	$30.131	$27.186
Value at end of period	$22.80	$33.54	$32.97	$30.61	$29.27	$27.31	$23.11	$26.578	$28.864	$30.131
Number of accumulation units outstanding at end of period	403,349	448,638	486,325	530,186	578,904	618,903	627,715	679,480	708,861	880,319
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.16	$14.58	$12.09	$9.87
Value at end of period	$10.10	$17.16	$14.58	$12.09
Number of accumulation units outstanding at end of period	2,180,852	1,751,756	1,126,138	298,219
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$21.79	$23.95	$19.92	$18.22	$15.33	$11.44	$12.433	$11.026
Value at end of period	$14.72	$21.79	$23.95	$19.92	$18.22	$15.33	$11.44	$12.433
Number of accumulation units outstanding at end of period	2,033,090	2,126,628	2,175,935	2,031,497	1,643,534	1,093,807	795,240	300,428
FIDELITY® VIP ASSET MANAGERSM PORTFOLIO
Value at beginning of period	$22.81	$19.95	$18.77	$18.23	$17.45	$14.94	$16.538	$17.427	$18.343	$16.719
Value at end of period	$16.10	$22.81	$19.95	$18.77	$18.23	$17.45	$14.94	$16.538	$17.427	$18.343
Number of accumulation units outstanding at end of period	773,804	766,297	815,717	903,477	1,017,631	1,144,415	1,128,596	1,202,498	1,239,976	1,511,789
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$42.45	$36.46	$32.97	$28.47	$24.91	$19.58	$21.82	$25.13	$27.214	$22.177
Value at end of period	$24.16	$42.45	$36.46	$32.97	$28.47	$24.91	$19.58	$21.82	$25.13	$27.214
Number of accumulation units outstanding at end of period	4,704,381	4,815,027	4,854,925	4,554,960	3,987,863	3,526,154	3,283,776	3,132,236	3,098,835	3,780,287
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$28.43	$28.29	$23.77	$22.68	$20.54	$15.92	$19.36	$20.588	$19.201	$18.285
Value at end of period	$16.14	$28.43	$28.29	$23.77	$22.68	$20.54	$15.92	$19.36	$20.588	$19.201
Number of accumulation units outstanding at end of period	1,985,243	2,278,217	2,330,504	2,306,989	2,369,317	2,209,984	1,950,075	1,746,306	1,521,271	2,271,494

CFI 1

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP HIGH INCOME PORTFOLIO
Value at beginning of period	$10.30	$10.12	$9.19	$9.03	$8.33	$6.61	$6.453	$7.389	$9.638	$9.023
Value at end of period	$7.65	$10.30	$10.12	$9.19	$9.03	$8.33	$6.61	$6.453	$7.389	$9.638
Number of accumulation units outstanding at end of period	491,879	548,816	571,769	484,034	424,740	481,946	283,022	227,668	159,263	194,440
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$29.21	$27.98	$24.42	$23.53	$21.49	$16.90	$21.956	$25.246	$28.147	$23.65
Value at end of period	$18.22	$29.21	$27.98	$24.42	$23.53	$21.49	$16.90	$21.956	$25.246	$28.147
Number of accumulation units outstanding at end of period	3,816,430	3,989,637	4,183,212	4,282,810	4,392,230	4,214,321	3,848,604	3,861,877	3,615,259	4,354,723
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$13.33	$11.47	$9.82	$8.33	$7.40	$5.21	$6.608	$8.471	$9.535
Value at end of period	$7.41	$13.33	$11.47	$9.82	$8.33	$7.40	$5.21	$6.608	$8.471
Number of accumulation units outstanding at end of period	396,703	428,820	369,267	303,048	289,347	245,549	349,672	28,690	5,930
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2003)
Value at beginning of period	$19.69	$20.37	$17.59	$16.33	$13.33	$10.95
Value at end of period	$13.05	$19.69	$20.37	$17.59	$16.33	$13.33
Number of accumulation units outstanding at end of period	379,037	354,211	360,740	298,925	212,288	20,815
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$21.03	$20.02	$17.55	$16.51	$13.03	$10.39
Value at end of period	$12.23	$21.03	$20.02	$17.55	$16.51	$13.03
Number of accumulation units outstanding at end of period	575,621	569,083	536,101	490,493	391,073	121,637
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.42	$10.67
Value at end of period	$6.30	$10.42
Number of accumulation units outstanding at end of period	1,802,754	1,965,894
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	914,997
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.59	$9.75
Value at end of period	$7.94	$13.59
Number of accumulation units outstanding at end of period	1,593,082	1,391,650
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.10	$15.35	$11.39	$10.54
Value at end of period	$10.20	$21.10	$15.35	$11.39
Number of accumulation units outstanding at end of period	981,394	1,087,498	979,897	821,241
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.71	$17.16	$15.71	$14.24	$13.11	$9.58	$14.963	$20.22	$28.71	$19.268
Value at end of period	$10.06	$16.71	$17.16	$15.71	$14.24	$13.11	$9.58	$14.963	$20.22	$28.71
Number of accumulation units outstanding at end of period	1,106,994	1,182,269	1,364,568	1,479,955	1,787,806	2,191,575	2,103,643	2,375,971	2,380,370	3,024,975
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.03
Value at end of period	$6.45
Number of accumulation units outstanding at end of period	222,270

CFI 2

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.13	$10.78	$9.79
Value at end of period	$8.57	$11.13	$10.78
Number of accumulation units outstanding at end of period	3,186,934	3,775,909	13,850
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.37	$13.62	$11.66	$9.71
Value at end of period	$8.49	$14.37	$13.62	$11.66
Number of accumulation units outstanding at end of period	7,651,915	8,717,736	9,479,603	9,918,176
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.73	$10.89	$10.15	$10.01
Value at end of period	$9.81	$11.73	$10.89	$10.15
Number of accumulation units outstanding at end of period	1,042,676	855,228	685,845	644,905
ING OPPORTUNISTIC LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$6.89	$5.91	$5.81	$5.37	$5.06	$3.92	$5.57	$7.718	$9.343
Value at end of period	$3.82	$6.89	$5.91	$5.81	$5.37	$5.06	$3.92	$5.57	$7.718
Number of accumulation units outstanding at end of period	253,012	263,281	224,525	224,789	241,500	222,350	147,672	108,472	87,757
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
Value at beginning of period	$17.03	$16.70	$14.53	$13.72	$12.58	$10.20	$13.911	$15.556	$14.274	$12.088
Value at end of period	$10.85	$17.03	$16.70	$14.53	$13.72	$12.58	$10.20	$13.911	$15.556	$14.274
Number of accumulation units outstanding at end of period	459,721	522,783	578,588	611,768	817,817	921,089	941,931	698,722	227,331	74,768
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.80	$10.58	$9.94
Value at end of period	$8.30	$10.80	$10.58
Number of accumulation units outstanding at end of period	59,568	37,526	18,758
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.80	$10.89	$10.58	$10.47	$10.13	$10.05
Value at end of period	$11.66	$11.80	$10.89	$10.58	$10.47	$10.13
Number of accumulation units outstanding at end of period	1,322,612	760,653	600,663	663,553	542,483	189,541
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.15	$10.06
Value at end of period	$6.33	$9.15
Number of accumulation units outstanding at end of period	3,054,174	2,942,653
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.03	$10.54	$9.51
Value at end of period	$7.33	$11.03	$10.54
Number of accumulation units outstanding at end of period	1,146,541	1,021,942	7,611
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.57	$12.09	$11.19	$9.55
Value at end of period	$7.64	$13.57	$12.09	$11.19
Number of accumulation units outstanding at end of period	4,008,265	3,997,571	4,225,986	4,553,354
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$30.54	$28.07	$25.03	$23.81	$21.86	$16.86	$22.204	$24.994	$25.283	$20.929
Value at end of period	$17.48	$30.54	$28.07	$25.03	$23.81	$21.86	$16.86	$22.204	$24.994	$25.283
Number of accumulation units outstanding at end of period	1,193,388	1,294,160	1,417,850	1,611,950	1,771,556	1,670,473	1,456,936	1,470,698	1,359,111	1,549,310

CFI 3

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$6.25
Number of accumulation units outstanding at end of period	3,048,127
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$36.21	$34.10	$29.48	$29.32	$26.23	$20.69	$29.926	$40.196	$43.112	$29.339
Value at end of period	$21.60	$36.21	$34.10	$29.48	$29.32	$26.23	$20.69	$29.926	$40.196	$43.112
Number of accumulation units outstanding at end of period	905,419	988,543	1,062,400	1,226,375	1,485,047	1,836,502	1,909,558	2,239,840	2,301,513	2,448,587
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$18.50	$18.47	$16.29	$15.04	$13.24	$10.70	$14.393	$18.387	$17.796	$14.528
Value at end of period	$11.03	$18.50	$18.47	$16.29	$15.04	$13.24	$10.70	$14.393	$18.387	$17.796
Number of accumulation units outstanding at end of period	737,124	801,536	754,938	788,992	811,334	858,894	866,515	955,110	999,127	194,296
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.10
Value at end of period	$5.36
Number of accumulation units outstanding at end of period	14,708
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$16.39	$16.94	$14.77	$14.42	$12.47	$10.15
Value at end of period	$10.31	$16.39	$16.94	$14.77	$14.42	$12.47
Number of accumulation units outstanding at end of period	824,062	985,817	1,075,448	1,142,127	777,786	302,672
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.27	$11.97	$10.73	$9.83
Value at end of period	$9.31	$12.27	$11.97	$10.73
Number of accumulation units outstanding at end of period	1,423,377	1,689,827	1,816,696	1,132,003
ING VP BALANCED PORTFOLIO
Value at beginning of period	$39.66	$37.95	$34.85	$33.76	$31.17	$26.48	$29.827	$31.47	$32.002	$28.524
Value at end of period	$28.23	$39.66	$37.95	$34.85	$33.76	$31.17	$26.48	$29.827	$31.47	$32.002
Number of accumulation units outstanding at end of period	826,873	907,786	992,419	1,083,124	1,212,176	1,296,685	1,335,579	1,490,555	1,630,256	2,155,445
ING VP BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$4.93	$4.19	$3.94	$3.56	$3.64	$2.53	$4.352	$5.71	$9.391
Value at end of period	$2.94	$4.93	$4.19	$3.94	$3.56	$3.64	$2.53	$4.352	$5.71
Number of accumulation units outstanding at end of period	998,012	1,051,767	914,446	1,082,710	864,758	915,253	428,288	342,338	138,503
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$259.35	$243.92	$215.73	$201.50	$187.76	$150.43	$202.587	$250.928	$284.994	$245.765
Value at end of period	$160.14	$259.35	$243.92	$215.73	$201.50	$187.76	$150.43	$202.587	$250.928	$284.994
Number of accumulation units outstanding at end of period	491,621	546,591	618,831	675,776	784,200	907,962	985,007	1,137,553	1,257,857	1,555,542
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.48	$9.63
Value at end of period	$5.28	$9.48
Number of accumulation units outstanding at end of period	296,630	394,245
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$23.06	$22.18	$19.55	$18.74	$17.12	$13.71	$17.645	$20.645	$23.044	$18.772
Value at end of period	$14.34	$23.06	$22.18	$19.55	$18.74	$17.12	$13.71	$17.645	$20.645	$23.044
Number of accumulation units outstanding at end of period	1,573,667	1,839,370	2,024,733	2,140,821	2,392,049	2,418,495	2,268,115	2,246,477	2,198,550	2,748,955
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.63	$23.58	$21.76	$19.78	$17.13	$13.07	$15.014	$15.377	$12.967	$11.338
Value at end of period	$15.22	$24.63	$23.58	$21.76	$19.78	$17.13	$13.07	$15.014	$15.377	$12.967
Number of accumulation units outstanding at end of period	1,759,943	1,859,167	1,947,854	1,856,102	1,675,767	1,232,142	916,636	517,509	344,475	73,984

CFI 4

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.20	$18.53	$16.44	$15.43	$12.77	$9.47	$11.025	$10.881	$10.019	$9.157
Value at end of period	$11.31	$17.20	$18.53	$16.44	$15.43	$12.77	$9.47	$11.025	$10.881	$10.019
Number of accumulation units outstanding at end of period	1,120,220	1,243,903	1,363,094	1,316,513	1,155,531	810,650	562,448	292,147	185,350	118,433
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$81.14	$77.30	$75.03	$73.47	$70.76	$67.24	$62.692	$58.266	$53.738	$54.819
Value at end of period	$73.52	$81.14	$77.30	$75.03	$73.47	$70.76	$67.24	$62.692	$58.266	$53.738
Number of accumulation units outstanding at end of period	576,494	703,379	685,422	673,418	623,553	672,361	774,013	697,898	603,259	867,416
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$56.29	$53.71	$51.39	$50.07	$49.72	$49.45	$48.828	$47.123	$44.501	$42.883
Value at end of period	$57.58	$56.29	$53.71	$51.39	$50.07	$49.72	$49.45	$48.828	$47.123	$44.501
Number of accumulation units outstanding at end of period	1,255,219	2,844,911	2,061,958	367,555	384,115	456,502	804,354	764,353	685,272	845,679
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$14.59	$13.92	$12.03	$11.02	$9.73	$7.15	$9.41	$9.145	$10.292
Value at end of period	$9.96	$14.59	$13.92	$12.03	$11.02	$9.73	$7.15	$9.41	$9.145
Number of accumulation units outstanding at end of period	568,936	433,813	450,154	435,923	519,294	585,454	541,321	361,370	136,234
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.86	$18.96	$17.67	$17.19	$16.08	$14.29	$15.088	$15.62	$15.07	$14.248
Value at end of period	$15.03	$19.86	$18.96	$17.67	$17.19	$16.08	$14.29	$15.088	$15.62	$15.07
Number of accumulation units outstanding at end of period	89,653	117,069	97,184	105,629	103,950	49,925	53,498	51,196	44,930	46,462
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$22.03	$21.18	$18.90	$17.98	$16.21	$13.17	$15.425	$17.624	$17.94	$15.886
Value at end of period	$13.95	$22.03	$21.18	$18.90	$17.98	$16.21	$13.17	$15.425	$17.624	$17.94
Number of accumulation units outstanding at end of period	141,655	152,950	136,097	104,165	89,601	54,494	37,872	33,425	28,874	33,852
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$20.72	$19.84	$18.02	$17.39	$15.93	$13.47	$15.04	$16.343	$16.458	$15.12
Value at end of period	$14.26	$20.72	$19.84	$18.02	$17.39	$15.93	$13.47	$15.04	$16.343	$16.458
Number of accumulation units outstanding at end of period	111,966	119,845	129,552	115,515	95,249	49,780	34,761	43,445	36,196	30,738
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.94	$10.42	$10.10
Value at end of period	$6.62	$9.94	$10.42
Number of accumulation units outstanding at end of period	49,158	44,849	39,943
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$18.59	$18.67	$16.80	$15.68	$12.77	$10.11
Value at end of period	$11.16	$18.59	$18.67	$16.80	$15.68	$12.77
Number of accumulation units outstanding at end of period	918,372	1,010,326	961,268	886,813	500,249	92,123
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.58	$13.57	$11.44	$10.02
Value at end of period	$9.58	$15.58	$13.57	$11.44
Number of accumulation units outstanding at end of period	532,037	261,372	138,930	29,909
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$44.08	$33.26	$26.84	$19.19	$14.57	$8.91	$9.145	$10.467
Value at end of period	$22.68	$44.08	$33.26	$26.84	$19.19	$14.57	$8.91	$9.145
Number of accumulation units outstanding at end of period	1,124,499	1,218,832	1,173,367	1,122,704	757,938	428,805	145,247	24,356
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.27	$12.24	$11.17	$10.70	$9.54	$8.21	$9.102	$9.85
Value at end of period	$9.10	$13.27	$12.24	$11.17	$10.70	$9.54	$8.21	$9.102
Number of accumulation units outstanding at end of period	1,062,501	943,515	790,821	712,293	518,200	353,096	188,163	253,700

CFI 5

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.16	$12.90	$11.74	$9.96
Value at end of period	$8.54	$14.16	$12.90	$11.74
Number of accumulation units outstanding at end of period	1,992,111	1,451,445	1,088,939	510,995
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.73	$12.38	$10.60	$10.09
Value at end of period	$8.43	$12.73	$12.38	$10.60
Number of accumulation units outstanding at end of period	1,016,205	742,033	521,512	271,058

CFI 6

FOR MASTER APPLICATIONS ONLY
I hereby acknowledge receipt of Variable Annuity Account C Opportunity Plus group deferred variable annuity prospectus dated May 1, 2009 as well as all current prospectuses pertaining to the variable investment options available under the contracts.
_____ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.75962-09)
dated May 1, 2009.
_____ Please send the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75962-09

                                                                             PART B

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated May 1, 2009
For
OPPORTUNITY PLUS

Multiple Option Group Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the “Separate Account”) dated May 1, 2009 relating to the Opportunity Plus Multiple Option Group Variable Annuity Contracts issued by Variable Annuity
Account C (the “Separate Account”) and ILIAC (the “Company”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

For regular mail, please use:

Opportunity Plus Service Center
ING National Trust
P.O. Box 9810
Providence, RI 02940-8010

For overnight delivery, please use:

Opportunity Plus Service Center
ING National Trust
101 Sabin Street
Pawtucket, RI 02860

1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of
Additional Information have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to
January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly
Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2008, the Company had $50 billion invested through their products, including
$37 billion in their separate accounts (of which the Company’s affiliates manages or oversees the management of $22 billion). Based on assets, ING Life Insurance and Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 15,
2008. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor,
Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

The Company has established the Opportunity Plus Service Center to provide administrative support to contract holders and participants investing in the Opportunity Plus Contract. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all Opportunity Plus contract holders and participants. All forms and correspondence should be sent to:

For regular mail, please use:

Opportunity Plus Service Center
ING National Trust
P.O. Box 9810
Providence, RI 02940-8010

For overnight delivery, please use:

Opportunity Plus Service Center
ING National Trust
101 Sabin Street
Pawtucket, RI 02860

Telephone number: 1-800-677-4636

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

SAI.75962-09	2

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts.
Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. The funds currently available under the contract are as follows:

AIM Mid Cap Core Equity Fund (Class A)(1)(2)	ING JPMorgan Emerging Markets Equity Portfolio (Class I)
AIM V.I. Capital Appreciation Fund (Series I)	ING Legg Mason Partners Aggressive Growth Portfolio (I Class)
AIM V.I. Core Equity Fund (Series I)	ING Marsico Growth Portfolio (Class I)
Alger Green Fund (Class A)(1)(2)	ING MFS Total Return Portfolio (Class I)
Amana Growth Fund(1)(2)	ING Money Market Portfolio (Class I)(3)
Amana Income Fund(1)(2)	ING Oppenheimer Global Portfolio (I Class)
American Century® Income & Growth Fund (A Class)(1)	ING Oppenheimer Strategic Income Portfolio (I Class)
American Century® Inflation-Adjusted Bond Fund	ING Opportunistic Large Cap Growth Portfolio (Class I)
(Investor Class)(1)(2)	ING Opportunistic Large Cap Portfolio (Class I)(3)
BlackRock Mid Cap Value Opportunities Fund (Class A)(1)(2)	ING PIMCO High Yield Portfolio (Class I)
Calvert Social Balanced Portfolio	ING PIMCO Total Return Portfolio (S Class)
EuroPacific Growth Fund® (Class R-4)(1)	ING Pioneer Equity Income Portfolio (Class I)
Evergreen Special Values Fund (Class A)*(1)	ING Pioneer Mid Cap Value Portfolio (Class I)
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)	ING Small Company Portfolio (Class I)(3)
Fidelity® VIP Contrafund® Portfolio (Initial Class)	ING Strategic Allocation Conservative Portfolio (Class I)(3)(5)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	ING Strategic Allocation Growth Portfolio (Class I)(3)(5)
Fidelity® VIP High Income Portfolio (Initial Class)	ING Strategic Allocation Moderate Portfolio (Class I)(3)(5)
Fidelity® VIP Index 500 Portfolio (Initial Class)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
Fidelity® VIP Overseas Portfolio (Initial Class)	ING T. Rowe Price Growth Equity Portfolio (I Class)
Franklin Small Cap Value Securities Fund (Class 2)	ING Templeton Foreign Equity Portfolio (I Class)
ING Balanced Portfolio, Inc.(Class I)(3)	ING Thornburg Value Portfolio (I Class)
ING Baron Small Cap Growth Portfolio (S Class)	ING UBS U.S. Large Cap Equity Portfolio (I Class)
ING BlackRock Large Cap Growth Portfolio ( Class I)	ING Van Kampen Capital Growth Portfolio (Class I)
ING BlackRock Science and Technology Opportunities Portfolio	ING Van Kampen Comstock Portfolio (S Class)
(Class I)(3)	ING Van Kampen Equity and Income Portfolio (I Class)
ING Clarion Global Real Estate Portfolio (Class I)(3)	ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
ING GET U.S. Core Portfolio(4)	Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)
ING Global Resources Portfolio (Class S)	New Perspective Fund® (Class R-4)(1)
ING Growth and Income Portfolio (Class I)(3)	Oppenheimer Developing Markets Fund (Class A)(1)
ING Index Plus International Equity Portfolio (Class I)(3)	Pax World Balanced Fund (Individual Investor Class)(1)
ING Index Plus LargeCap Portfolio (Class I)(3)	The Growth Fund of America® (Class R-4)(1)
ING Index Plus MidCap Portfolio (Class I)(3)	Washington Mutual Investors FundSM (Class R-4)(1)
ING Index Plus SmallCap Portfolio (Class I)(3)
ING Intermediate Bond Portfolio (Class I)(3)

(*) This fund is closed to new plans.
(1) This fund is available to the general public. See “Additional Risks of Investing in the Funds” in the Contract Prospectus.
(2) This fund is scheduled to be available May 11, 2009.
(3) This fund has changed its name to the name listed above. See “Appendix III–Fund Descriptions,” in the Contract Prospectus for a list of former and current fund names.
(4) The ING GET U.S. Core Portfolio is not currently available for investment.
(5) These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “Fees–Funds Fees and Expenses”
      in the Contract Prospectus for additional information.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

SAI.75962-09	3

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory
Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING
Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled
“Contract - Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2008, 2007 and 2006 amounted to approximately $43,901,529.15, $44,267,199.63 and
$43,390,180.16 respectively. These amounts reflect approximate compensation paid to ING Financial
Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and
Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment options and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5.0%
per annum). Selection of a 5.0% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5.0% on an annual basis. Payments would decline if the rate failed to increase by 5.0%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5.0% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

SAI.75962-09	4

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity
Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of
$273.67.

*If an assumed net investment rate of 5.0% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports, such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

SAI.75962-09	5

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, an Independent
Registered Public Accounting Firm, performs annual audits of ING Life Insurance and Annuity Company and Variable Annuity Account C.

SAI.75962-09	6

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2008
with Report of Independent Registered Public Accounting Firm

S-1

                                      This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2008

                                      This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:	Fidelity® Variable Insurance Products:
AIM Mid Cap Core Equity Fund - Class A	Fidelity® VIP Equity-Income Portfolio - Initial Class
AIM Small Cap Growth Fund - Class A	Fidelity® VIP Growth Portfolio - Initial Class
AIM Investment Funds:	Fidelity® VIP High Income Portfolio - Initial Class
AIM Global Health Care Fund - Investor Class	Fidelity® VIP Overseas Portfolio - Initial Class
AIM Variable Insurance Funds:	Fidelity® Variable Insurance Products II:
AIM V.I. Capital Appreciation Fund - Series I Shares	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM V.I. Core Equity Fund - Series I Shares	Fidelity® VIP Index 500 Portfolio - Initial Class
AllianceBernstein Growth and Income Fund, Inc.:	Fidelity® Variable Insurance Products III:
AllianceBernstein Growth and Income Fund, Inc. - Class A	Fidelity® VIP Mid Cap Portfolio - Initial Class
AllianceBernstein Variable Products Series Fund, Inc.:	Fidelity® Variable Insurance Products V:
AllianceBernstein Growth and Income Portfolio - Class A	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Allianz Funds:	Franklin Mutual Series Fund Inc.:
Allianz NFJ Large-Cap Value Fund - Institutional Class	Mutual Discovery Fund - Class R
Allianz NFJ Small-Cap Value Fund - Class A	Franklin Strategic Series:
Amana Mutual Funds Trust:	Franklin Small-Mid Cap Growth Fund - Class A
Amana Growth Fund	Franklin Templeton Variable Insurance Products Trust:
Amana Income Fund	Franklin Small Cap Value Securities Fund - Class 2
American Balanced Fund®, Inc.:	Fundamental Investors, Inc.:
American Balanced Fund® - Class R-3	Fundamental Investors, Inc. - Class R-3
American Century Quantitative Equity Funds, Inc.:	Fundamental Investors, Inc. - Class R-4
American Century Income & Growth Fund - A Class	The Growth Fund of America®, Inc.:
Ariel Investment Trust:	The Growth Fund of America® - Class R-3
Ariel Appreciation Fund	The Growth Fund of America® - Class R-4
Ariel Fund	The Income Fund of America®, Inc.:
Artisan Funds, Inc.:	The Income Fund of America® - Class R-3
Artisan International Fund - Investor Shares	ING Equity Trust:
The Bond Fund of AmericaSM, Inc.:	ING Financial Services Fund - Class A
The Bond Fund of AmericaSM, Inc. - Class R-4	ING Real Estate Fund - Class A
Calvert Variable Series, Inc.:	ING Funds Trust:
Calvert Social Balanced Portfolio	ING GNMA Income Fund - Class A
Capital One Funds:	ING Intermediate Bond Fund - Class A
Capital One Mid Cap Equity Fund - Class A	ING Investors Trust:
Columbia Acorn Trust:	ING AllianceBernstein Mid Cap Growth Portfolio - Service
ColumbiaSM Acorn Fund® - Class Z	Class
Columbia Funds Series Trust:	ING BlackRock Large Cap Growth Portfolio - Institutional
Columbia Mid Cap Value Fund - Class A	Class
Columbia Mid Cap Value Fund - Class Z	ING BlackRock Large Cap Growth Portfolio - Service Class
DWS Institutional Funds:	ING BlackRock Large Cap Growth Portfolio - Service 2 Class
DWS Equity 500 Index Fund - Class S	ING Evergreen Health Sciences Portfolio - Service Class
EuroPacific Growth Fund®:	ING Evergreen Omega Portfolio - Service Class
EuroPacific Growth Fund® - Class R-3	ING FMRSM Diversified Mid Cap Portfolio - Service Class
EuroPacific Growth Fund® - Class R-4	ING Global Real Estate Portfolio - Institutional Class
Evergreen Equity Trust:	ING Global Resources Portfolio - Institutional Class
Evergreen Special Values Fund - Class A

ING Investors Trust (continued):	ING Partners, Inc.:
ING Global Resources Portfolio - Service Class	ING American Century Large Company Value Portfolio -
ING Janus Contrarian Portfolio - Service Class	Adviser Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser	ING American Century Large Company Value Portfolio - Service
Class	Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING American Century Small-Mid Cap Value Portfolio - Adviser
Class	Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING American Century Small-Mid Cap Value Portfolio - Service
Class	Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Baron Asset Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Institutional	ING Baron Small Cap Growth Portfolio - Adviser Class
Class	ING Baron Small Cap Growth Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Index Solution 2015 Portfolio - Adviser Class
ING Lord Abbett Affiliated Portfolio - Service Class	ING Index Solution 2025 Portfolio - Adviser Class
ING Marsico Growth Portfolio - Institutional Class	ING Index Solution 2035 Portfolio - Adviser Class
ING Marsico Growth Portfolio - Service Class	ING Index Solution 2045 Portfolio - Adviser Class
ING Marsico International Opportunities Portfolio - Adviser	ING Index Solution Income Portfolio - Adviser Class
Class	ING JPMorgan International Portfolio - Adviser Class
ING Marsico International Opportunities Portfolio - Service	ING JPMorgan International Portfolio - Initial Class
Class	ING JPMorgan International Portfolio - Service Class
ING MFS Total Return Portfolio - Adviser Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class
ING MFS Total Return Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth Portfolio - Adviser
ING MFS Utilities Portfolio - Service Class	Class
ING Oppenheimer Main Street Portfolio® - Service Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial
ING PIMCO High Yield Portfolio - Institutional Class	Class
ING PIMCO High Yield Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service
ING Pioneer Equity Income Portfolio - Institutional Class	Class
ING Pioneer Fund Portfolio - Institutional Class	ING Legg Mason Partners Large Cap Growth Portfolio - Adviser
ING Pioneer Fund Portfolio - Service Class	Class
ING Pioneer Mid Cap Value Portfolio - Adviser Class	ING Legg Mason Partners Large Cap Growth Portfolio - Initial
ING Pioneer Mid Cap Value Portfolio - Institutional Class	Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Service Class
ING Stock Index Portfolio - Institutional Class	ING Neuberger Berman Regency Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Adviser Class
ING T. Rowe Price Equity Income Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Templeton Global Growth Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Adviser Class
ING Van Kampen Capital Growth Portfolio - Institutional Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
ING Van Kampen Capital Growth Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Adviser Class
ING Van Kampen Large Cap Growth Portfolio - Institutional	ING PIMCO Total Return Portfolio - Service Class
Class	ING Pioneer High Yield Portfolio - Initial Class
ING Van Kampen Large Cap Growth Portfolio - Service Class	ING Pioneer High Yield Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Institutional Class	ING Solution 2015 Portfolio - Adviser Class
ING Van Kampen Real Estate Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Institutional	ING Solution 2025 Portfolio - Adviser Class
Class	ING Solution 2025 Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class	ING Solution 2035 Portfolio - Adviser Class
ING Wells Fargo Disciplined Value Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class
ING Wells Fargo Disciplined Value Portfolio - Service Class	ING Solution 2045 Portfolio - Adviser Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
ING Mutual Funds:	ING Solution Growth and Income Portfolio - Service Class
ING International Growth Opportunities Fund - Class Q	ING Solution Growth Portfolio - Service Class
ING International SmallCap Multi-Manager Fund - Class A	ING Solution Income Portfolio - Adviser Class
ING Solution Income Portfolio - Service Class

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING VP Index Plus SmallCap Portfolio - Class S
Adviser Class	ING VP Small Company Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING VP Small Company Portfolio - Class S
Initial Class	ING Variable Products Trust:
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING VP Financial Services Portfolio - Class I
Service Class	ING VP International Value Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING VP International Value Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING VP MidCap Opportunities Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class S
ING Templeton Foreign Equity Portfolio - Adviser Class	ING VP Real Estate Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Initial Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class S
ING Thornburg Value Portfolio - Adviser Class	ING VP Balanced Portfolio, Inc.:
ING Thornburg Value Portfolio - Initial Class	ING VP Balanced Portfolio - Class I
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	ING VP Intermediate Bond Portfolio:
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING VP Intermediate Bond Portfolio - Class I
ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING VP Intermediate Bond Portfolio - Class S
ING UBS U.S. Small Cap Growth Portfolio - Service Class	ING VP Money Market Portfolio:
ING Van Kampen Comstock Portfolio - Adviser Class	ING VP Money Market Portfolio - Class I
ING Van Kampen Comstock Portfolio - Service Class	Janus Adviser Series:
ING Van Kampen Equity and Income Portfolio - Adviser Class	Janus Adviser Balanced Fund - Class S
ING Van Kampen Equity and Income Portfolio - Initial Class	Janus Aspen Series:
ING Van Kampen Equity and Income Portfolio - Service Class	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING VP Strategic Allocation Conservative Portfolio - Class I	Janus Aspen Series Large Cap Growth Portfolio - Institutional
ING VP Strategic Allocation Growth Portfolio - Class I	Shares
ING VP Strategic Allocation Moderate Portfolio - Class I	Janus Aspen Series Mid Cap Growth Portfolio - Institutional
ING Variable Funds:	Shares
ING VP Growth and Income Portfolio - Class A	Janus Aspen Series Worldwide Growth Portfolio - Institutional
ING VP Growth and Income Portfolio - Class I	Shares
ING VP Growth and Income Portfolio - Class S	The Lazard Funds, Inc.:
ING Variable Insurance Trust:	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
ING GET U.S. Core Portfolio - Series 1	LKCM Funds:
ING GET U.S. Core Portfolio - Series 2	LKCM Aquinas Growth Fund
ING GET U.S. Core Portfolio - Series 3	Loomis Sayles Funds I:
ING GET U.S. Core Portfolio - Series 5	Loomis Sayles Small Cap Value Fund - Retail Class
ING GET U.S. Core Portfolio - Series 6	Lord Abbett Mid Cap Value Fund, Inc.:
ING GET U.S. Core Portfolio - Series 7	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
ING GET U.S. Core Portfolio - Series 8	Lord Abbett Research Fund, Inc.:
ING GET U.S. Core Portfolio - Series 9	Lord Abbett Small-Cap Value Fund - Class A
ING GET U.S. Core Portfolio - Series 10	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 11	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Variable Portfolios, Inc.:	Massachusetts Investors Growth Stock Fund:
ING BlackRock Global Science and Technology Portfolio -	Massachusetts Investors Growth Stock Fund - Class A
Class I	Moderate Allocation Portfolio:
ING International Index Portfolio - Class I	Moderate Allocation Portfolio
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -	Morgan Stanley Institutional Fund Trust:
Class I	Morgan Stanley U.S. Small Cap Value Portfolio - Class I
ING Opportunistic Large Cap Growth Portfolio - Class I	Neuberger Berman Equity Funds®:
ING Opportunistic Large Cap Value Portfolio - Class I	Neuberger Berman Socially Responsive Fund® - Trust Class
ING Russell™ Large Cap Index Portfolio - Class I	New Perspective Fund®, Inc.:
ING Russell™ Mid Cap Index Portfolio - Class I	New Perspective Fund®, Inc. - Class R-3
ING Russell™ Small Cap Index Portfolio - Class I	New Perspective Fund®, Inc. - Class R-4
ING VP Index Plus LargeCap Portfolio - Class I	Oppenheimer Capital Appreciation Fund:
ING VP Index Plus LargeCap Portfolio - Class S	Oppenheimer Capital Appreciation Fund - Class A
ING VP Index Plus MidCap Portfolio - Class I	Oppenheimer Developing Markets Fund:
ING VP Index Plus MidCap Portfolio - Class S	Oppenheimer Developing Markets Fund - Class A
ING VP Index Plus SmallCap Portfolio - Class I

Oppenheimer Variable Account Funds:	T. Rowe Price Mid-Cap Value Fund, Inc.:
Oppenheimer Global Securities/VA	T. Rowe Price Mid-Cap Value Fund - R Class
Oppenheimer Main Street Fund®/VA	T. Rowe Price Value Fund, Inc.:
Oppenheimer Main Street Small Cap Fund®/VA	T. Rowe Price Value Fund - Advisor Class
Oppenheimer MidCap Fund/VA	Templeton Funds, Inc.:
Oppenheimer Strategic Bond Fund/VA	Templeton Foreign Fund - Class A
Pax World Funds Series Trust I:	Templeton Income Trust:
Pax World Balanced Fund	Templeton Global Bond Fund - Class A
PIMCO Variable Insurance Trust:	Vanguard® Variable Insurance Fund:
PIMCO Real Return Portfolio - Administrative Class	Diversified Value Portfolio
Pioneer High Yield Fund:	Equity Income Portfolio
Pioneer High Yield Fund - Class A	Small Company Growth Portfolio
Pioneer Variable Contracts Trust:	Wanger Advisors Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	Wanger International
Pioneer Equity Income VCT Portfolio - Class I	Wanger Select
Pioneer High Yield VCT Portfolio - Class I	Wanger USA
Pioneer Mid Cap Value VCT Portfolio - Class I	Washington Mutual Investors FundSM, Inc.:
Premier VIT:	Washington Mutual Investors FundSM, Inc. - Class R-3
Premier VIT OpCap Mid Cap Portfolio	Washington Mutual Investors FundSM, Inc. - Class R-4
RiverSource Investment Series, Inc.:	Wells Fargo Funds Trust:
RiverSource Diversified Equity Income Fund - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2008, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Atlanta, Georgia
March 12, 2009

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Assets
Investments in mutual funds
at fair value	$ 232	$ 20	$ 122	$ 17,871	$ 31,654
Total assets	232	20	122	17,871	31,654
Net assets	$ 232	$ 20	$ 122	$ 17,871	$ 31,654

Net assets
Accumulation units	$ 232	$ 20	$ 122	$ 17,824	$ 31,253
Contracts in payout (annuitization)	-	-	-	47	401
Total net assets	$ 232	$ 20	$ 122	$ 17,871	$ 31,654

Total number of mutual fund shares	14,411	1,206	6,089	1,058,110	1,602,740

Cost of mutual fund shares	$ 344	$ 34	$ 174	$ 26,737	$ 37,479

The accompanying notes are an integral part of these financial statements.
5

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Allianz NFJ
			Large-Cap	Allianz NFJ
	AllianceBernstein	AllianceBernstein	Value Fund -	Small-Cap
	Growth and Income	Growth and Income	Institutional	Value Fund -
	Fund, Inc. - Class A	Portfolio - Class A	Class	Class A
Assets
Investments in mutual funds
at fair value	$ 146	$ 371	$ 580	$ 336
Total assets	146	371	580	336
Net assets	$ 146	$ 371	$ 580	$ 336

Net assets
Accumulation units	$ 146	$ 371	$ 580	$ 336
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 146	$ 371	$ 580	$ 336

Total number of mutual fund shares	59,198	28,316	51,626	17,627

Cost of mutual fund shares	$ 226	$ 669	$ 690	$ 502

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			American	American
			Balanced	Century Income	Ariel
	Amana Growth	Amana Income	Fund® -	& Growth Fund	Appreciation
	Fund	Fund	Class R-3	- A Class	Fund
Assets
Investments in mutual funds
at fair value	$ 36	$ 46	$ 4,066	$ 3,705	$ 395
Total assets	36	46	4,066	3,705	395
Net assets	$ 36	$ 46	$ 4,066	$ 3,705	$ 395

Net assets
Accumulation units	$ 36	$ 46	$ 4,066	$ 3,705	$ 395
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 36	$ 46	$ 4,066	$ 3,705	$ 395

Total number of mutual fund shares	2,252	1,973	296,140	200,293	18,155

Cost of mutual fund shares	$ 35	$ 45	$ 5,379	$ 6,001	$ 740

The accompanying notes are an integral part of these financial statements.
7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Artisan
		International	The Bond Fund	Calvert Social	ColumbiaSM
		Fund - Investor	of AmericaSM,	Balanced	Acorn Fund® -
	Ariel Fund	Shares	Inc. - Class R-4	Portfolio	Class Z
Assets
Investments in mutual funds
at fair value	$ 638	$ 324	$ 1,929	$ 35,890	$ 807
Total assets	638	324	1,929	35,890	807
Net assets	$ 638	$ 324	$ 1,929	$ 35,890	$ 807

Net assets
Accumulation units	$ 638	$ 324	$ 1,929	$ 35,806	$ 807
Contracts in payout (annuitization)	-	-	-	84	-
Total net assets	$ 638	$ 324	$ 1,929	$ 35,890	$ 807

Total number of mutual fund shares	27,047	21,674	179,306	28,758,389	45,578

Cost of mutual fund shares	$ 1,110	$ 357	$ 2,011	$ 51,514	$ 1,090

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	Columbia Mid	Columbia Mid	DWS Equity	EuroPacific	EuroPacific
	Cap Value Fund	Cap Value Fund	500 Index Fund	Growth Fund®	Growth Fund®
	- Class A	- Class Z	- Class S	- Class R-3	- Class R-4
Assets
Investments in mutual funds
at fair value	$ 1,575	$ 561	$ 168	$ 7,252	$ 155,758
Total assets	1,575	561	168	7,252	155,758
Net assets	$ 1,575	$ 561	$ 168	$ 7,252	$ 155,758

Net assets
Accumulation units	$ 1,575	$ 561	$ 168	$ 7,252	$ 155,758
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,575	$ 561	$ 168	$ 7,252	$ 155,758

Total number of mutual fund shares	186,602	66,395	1,661	263,145	5,651,599

Cost of mutual fund shares	$ 1,636	$ 755	$ 246	$ 11,736	$ 243,590

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Evergreen	Equity-Income	Growth	High Income	Overseas
	Special Values	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 62,156	$ 213,311	$ 159,095	$ 5,016	$ 29,665
Total assets	62,156	213,311	159,095	5,016	29,665
Net assets	$ 62,156	$ 213,311	$ 159,095	$ 5,016	$ 29,665

Net assets
Accumulation units	$ 62,156	$ 210,959	$ 158,680	$ 4,963	$ 29,665
Contracts in payout (annuitization)	-	2,352	415	53	-
Total net assets	$ 62,156	$ 213,311	$ 159,095	$ 5,016	$ 29,665

Total number of mutual fund shares	4,520,448	16,184,445	6,761,370	1,266,693	2,437,530

Cost of mutual fund shares	$ 114,060	$ 367,250	$ 233,146	$ 7,576	$ 50,466

The accompanying notes are an integral part of these financial statements.
10

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Contrafund®	Index 500	Mid Cap	ManagerSM	Mutual
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Discovery Fund
	Initial Class	Initial Class	Initial Class	Initial Class	- Class R
Assets
Investments in mutual funds
at fair value	$ 722,264	$ 75,139	$ 8,006	$ 15,560	$ 2,067
Total assets	722,264	75,139	8,006	15,560	2,067
Net assets	$ 722,264	$ 75,139	$ 8,006	$ 15,560	$ 2,067

Net assets
Accumulation units	$ 716,222	$ 75,139	$ 8,006	$ 15,560	$ 2,067
Contracts in payout (annuitization)	6,042	-	-	-	-
Total net assets	$ 722,264	$ 75,139	$ 8,006	$ 15,560	$ 2,067

Total number of mutual fund shares	46,930,763	757,528	434,395	1,509,230	93,432

Cost of mutual fund shares	$ 1,220,513	$ 95,693	$ 13,413	$ 21,551	$ 2,751

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	Franklin Small-	Franklin Small			The Growth
	Mid Cap	Cap Value	Fundamental	Fundamental	Fund of
	Growth Fund -	Securities Fund	Investors, Inc. -	Investors, Inc. -	America® -
	Class A	- Class 2	Class R-3	Class R-4	Class R-3
Assets
Investments in mutual funds
at fair value	$ 396	$ 63,473	$ 13	$ 8,280	$ 9,558
Total assets	396	63,473	13	8,280	9,558
Net assets	$ 396	$ 63,473	$ 13	$ 8,280	$ 9,558

Net assets
Accumulation units	$ 396	$ 62,506	$ 13	$ 8,280	$ 9,558
Contracts in payout (annuitization)	-	967	-	-	-
Total net assets	$ 396	$ 63,473	$ 13	$ 8,280	$ 9,558

Total number of mutual fund shares	19,538	6,016,394	536	331,874	473,152

Cost of mutual fund shares	$ 699	$ 100,460	$ 13	$ 9,494	$ 14,639

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	The Growth	The Income
	Fund of	Fund of	ING Financial		ING GNMA
	America® -	America® -	Services Fund -	ING Real Estate	Income Fund -
	Class R-4	Class R-3	Class A	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 181,120	$ 1,535	$ 101	$ 1,357	$ 2,835
Total assets	181,120	1,535	101	1,357	2,835
Net assets	$ 181,120	$ 1,535	$ 101	$ 1,357	$ 2,835

Net assets
Accumulation units	$ 181,120	$ 1,535	$ 101	$ 1,357	$ 2,835
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 181,120	$ 1,535	$ 101	$ 1,357	$ 2,835

Total number of mutual fund shares	8,913,377	117,612	10,165	155,920	328,840

Cost of mutual fund shares	$ 266,400	$ 2,205	$ 191	$ 2,486	$ 2,740

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING BlackRock
		ING	Large Cap	ING BlackRock	ING BlackRock
	ING	AllianceBernstein	Growth	Large Cap	Large Cap
	Intermediate	Mid Cap Growth	Portfolio -	Growth	Growth
	Bond Fund -	Portfolio - Service	Institutional	Portfolio -	Portfolio -
	Class A	Class	Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 3,481	$ 2,033	$ 63,303	$ 86	$ 79
Total assets	3,481	2,033	63,303	86	79
Net assets	$ 3,481	$ 2,033	$ 63,303	$ 86	$ 79

Net assets
Accumulation units	$ 3,481	$ 2,033	$ 63,114	$ 86	$ 79
Contracts in payout (annuitization)	-	-	189	-	-
Total net assets	$ 3,481	$ 2,033	$ 63,303	$ 86	$ 79

Total number of mutual fund shares	406,137	275,101	9,476,530	12,989	12,018

Cost of mutual fund shares	$ 4,038	$ 3,930	$ 114,310	$ 133	$ 133

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

				ING Global	ING Global
	ING Evergreen		ING FMRSM	Real Estate	Resources
	Health Sciences	ING Evergreen	Diversified Mid	Portfolio -	Portfolio -
	Portfolio -	Omega Portfolio	Cap Portfolio -	Institutional	Institutional
	Service Class	- Service Class	Service Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 7,198	$ 35	$ 21,437	$ 35,967	$ 25
Total assets	7,198	35	21,437	35,967	25
Net assets	$ 7,198	$ 35	$ 21,437	$ 35,967	$ 25

Net assets
Accumulation units	$ 7,198	$ 35	$ 21,437	$ 35,967	$ 25
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 7,198	$ 35	$ 21,437	$ 35,967	$ 25

Total number of mutual fund shares	839,929	4,324	2,507,238	5,051,527	1,907

Cost of mutual fund shares	$ 9,539	$ 35	$ 31,220	$ 51,479	$ 45

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING JPMorgan
			ING JPMorgan	Emerging	ING JPMorgan
	ING Global	ING Janus	Emerging	Markets Equity	Emerging
	Resources	Contrarian	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 73,573	$ 7,405	$ 171	$ 18,447	$ 15,725
Total assets	73,573	7,405	171	18,447	15,725
Net assets	$ 73,573	$ 7,405	$ 171	$ 18,447	$ 15,725

Net assets
Accumulation units	$ 73,573	$ 7,405	$ 171	$ 18,447	$ 15,725
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 73,573	$ 7,405	$ 171	$ 18,447	$ 15,725

Total number of mutual fund shares	5,646,393	948,134	14,515	1,532,173	1,309,341

Cost of mutual fund shares	$ 129,673	$ 13,120	$ 289	$ 30,996	$ 28,453

The accompanying notes are an integral part of these financial statements.

16

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING JPMorgan
		Value	ING JPMorgan
	ING JPMorgan	Opportunities	Value	ING Julius Baer	ING Legg
	Small Cap Core	Portfolio -	Opportunities	Foreign	Mason Value
	Equity Portfolio	Institutional	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,129	$ 28	$ 1,126	$ 33,338	$ 1,448
Total assets	2,129	28	1,126	33,338	1,448
Net assets	$ 2,129	$ 28	$ 1,126	$ 33,338	$ 1,448

Net assets
Accumulation units	$ 2,129	$ 28	$ 1,126	$ 33,338	$ 1,448
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,129	$ 28	$ 1,126	$ 33,338	$ 1,448

Total number of mutual fund shares	253,478	4,641	188,293	3,573,249	427,058

Cost of mutual fund shares	$ 3,251	$ 47	$ 1,933	$ 58,052	$ 2,770

The accompanying notes are an integral part of these financial statements.
17

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Lord
	Abbett	ING Lord	ING Marsico		ING Marsico
	Affiliated	Abbett	Growth	ING Marsico	International
	Portfolio -	Affiliated	Portfolio -	Growth	Opportunities
	Institutional	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 73,160	$ 506	$ 5,214	$ 306	$ 65
Total assets	73,160	506	5,214	306	65
Net assets	$ 73,160	$ 506	$ 5,214	$ 306	$ 65

Net assets
Accumulation units	$ 72,217	$ 506	$ 5,214	$ 306	$ 65
Contracts in payout (annuitization)	943	-	-	-	-
Total net assets	$ 73,160	$ 506	$ 5,214	$ 306	$ 65

Total number of mutual fund shares	11,203,749	76,947	458,983	27,249	8,453

Cost of mutual fund shares	$ 128,240	$ 886	$ 7,762	$ 468	$ 100

The accompanying notes are an integral part of these financial statements.

18

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Marsico
	International		ING MFS Total		ING MFS
	Opportunities	ING MFS Total	Return Portfolio	ING MFS Total	Utilities
	Portfolio -	Return Portfolio	- Institutional	Return Portfolio	Portfolio -
	Service Class	- Adviser Class	Class	- Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,408	$ 497	$ 51,654	$ 22,350	$ 24,775
Total assets	6,408	497	51,654	22,350	24,775
Net assets	$ 6,408	$ 497	$ 51,654	$ 22,350	$ 24,775

Net assets
Accumulation units	$ 6,408	$ 497	$ 51,654	$ 22,350	$ 24,775
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,408	$ 497	$ 51,654	$ 22,350	$ 24,775

Total number of mutual fund shares	836,526	41,782	4,351,615	1,878,142	2,605,205

Cost of mutual fund shares	$ 11,963	$ 672	$ 74,984	$ 32,828	$ 40,960

The accompanying notes are an integral part of these financial statements.

19

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING	ING PIMCO		ING Pioneer
	Oppenheimer	High Yield	ING PIMCO	Equity Income	ING Pioneer
	Main Street	Portfolio -	High Yield	Portfolio -	Fund Portfolio -
	Portfolio® -	Institutional	Portfolio -	Institutional	Institutional
	Service Class	Class	Service Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,342	$ 609	$ 4,462	$ 111,368	$ 11,631
Total assets	1,342	609	4,462	111,368	11,631
Net assets	$ 1,342	$ 609	$ 4,462	$ 111,368	$ 11,631

Net assets
Accumulation units	$ 1,342	$ 609	$ 4,462	$ 109,331	$ 11,471
Contracts in payout (annuitization)	-	-	-	2,037	160
Total net assets	$ 1,342	$ 609	$ 4,462	$ 111,368	$ 11,631

Total number of mutual fund shares	110,274	86,762	635,655	18,079,171	1,468,527

Cost of mutual fund shares	$ 1,795	$ 776	$ 5,875	$ 165,315	$ 18,183

The accompanying notes are an integral part of these financial statements.

20

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Pioneer
		ING Pioneer	Mid Cap Value	ING Pioneer	ING Stock
	ING Pioneer	Mid Cap Value	Portfolio -	Mid Cap Value	Index Portfolio
	Fund Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Adviser Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 109	$ 2	$ 65,464	$ 204	$ 2,372
Total assets	109	2	65,464	204	2,372
Net assets	$ 109	$ 2	$ 65,464	$ 204	$ 2,372

Net assets
Accumulation units	$ 109	$ 2	$ 64,971	$ 204	$ 2,372
Contracts in payout (annuitization)	-	-	493	-	-
Total net assets	$ 109	$ 2	$ 65,464	$ 204	$ 2,372

Total number of mutual fund shares	13,683	233	8,625,055	26,891	308,085

Cost of mutual fund shares	$ 161	$ 3	$ 104,314	$ 278	$ 3,646

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Capital	Price Equity	Price Equity	Global Growth	ING Templeton
	Appreciation	Income	Income	Portfolio -	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 158,868	$ 918	$ 74,508	$ 774	$ 2,110
Total assets	158,868	918	74,508	774	2,110
Net assets	$ 158,868	$ 918	$ 74,508	$ 774	$ 2,110

Net assets
Accumulation units	$ 158,868	$ 918	$ 74,508	$ 774	$ 2,110
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 158,868	$ 918	$ 74,508	$ 774	$ 2,110

Total number of mutual fund shares	10,302,742	109,173	8,807,089	94,300	256,387

Cost of mutual fund shares	$ 246,047	$ 1,498	$ 117,288	$ 1,294	$ 3,455

The accompanying notes are an integral part of these financial statements.

22

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Van		ING Van
	Kampen Capital	ING Van	Kampen	ING Van
	Growth	Kampen Capital	Growth and	Kampen Real	ING Van
	Portfolio -	Growth	Income	Estate Portfolio	Kampen Real
	Institutional	Portfolio -	Portfolio -	- Institutional	Estate Portfolio
	Class	Service Class	Service Class	Class	- Service Class
Assets
Investments in mutual funds
at fair value	$ 362	$ 145	$ 13,111	$ 724	$ 17,289
Total assets	362	145	13,111	724	17,289
Net assets	$ 362	$ 145	$ 13,111	$ 724	$ 17,289

Net assets
Accumulation units	$ 359	$ 145	$ 13,111	$ -	$ 17,289
Contracts in payout (annuitization)	3	-	-	724	-
Total net assets	$ 362	$ 145	$ 13,111	$ 724	$ 17,289

Total number of mutual fund shares	52,199	21,054	830,355	51,174	1,227,902

Cost of mutual fund shares	$ 456	$ 268	$ 20,779	$ 1,561	$ 35,975

The accompanying notes are an integral part of these financial statements.

23

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP Index			ING International Growth Opportunities Fund - Class Q
	Plus	ING VP Index	ING Wells		ING
	International	Plus	Fargo Small		International
	Equity Portfolio	International	Cap Disciplined		SmallCap
	- Institutional	Equity Portfolio	Portfolio -		Multi-Manager
	Class	- Service Class	Service Class		Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 11,371	$ 2,933	$ 947	$ 7	$ 1,261
Total assets	11,371	2,933	947	7	1,261
Net assets	$ 11,371	$ 2,933	$ 947	$ 7	$ 1,261

Net assets
Accumulation units	$ 10,823	$ 2,933	$ 947	$ 7	$ 1,261
Contracts in payout (annuitization)	548	-	-	-	-
Total net assets	$ 11,371	$ 2,933	$ 947	$ 7	$ 1,261

Total number of mutual fund shares	2,203,711	569,601	151,321	1,260	55,950

Cost of mutual fund shares	$ 24,460	$ 6,297	$ 1,232	$ 15	$ 2,694

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING American	ING American	ING American	ING American
	Century Large	Century Large	Century Small-	Century Small-
	Company Value	Company Value	Mid Cap Value	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 78	$ 2,817	$ 39	$ 22,075	$ 2,126
Total assets	78	2,817	39	22,075	2,126
Net assets	$ 78	$ 2,817	$ 39	$ 22,075	$ 2,126

Net assets
Accumulation units	$ 78	$ 2,762	$ 39	$ 21,853	$ 2,126
Contracts in payout (annuitization)	-	55	-	222	-
Total net assets	$ 78	$ 2,817	$ 39	$ 22,075	$ 2,126

Total number of mutual fund shares	16,887	603,307	5,333	3,007,493	302,850

Cost of mutual fund shares	$ 157	$ 5,805	$ 55	$ 34,224	$ 3,451

The accompanying notes are an integral part of these financial statements.

25

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Baron	ING Baron	ING Columbia
	Small Cap	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Growth	Growth	Value II	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 216	$ 66,236	$ 953	$ 8,589	$ 6,707
Total assets	216	66,236	953	8,589	6,707
Net assets	$ 216	$ 66,236	$ 953	$ 8,589	$ 6,707

Net assets
Accumulation units	$ 216	$ 65,732	$ 953	$ 8,333	$ 6,707
Contracts in payout (annuitization)	-	504	-	256	-
Total net assets	$ 216	$ 66,236	$ 953	$ 8,589	$ 6,707

Total number of mutual fund shares	19,865	5,977,936	139,758	705,142	755,297

Cost of mutual fund shares	$ 326	$ 95,544	$ 1,358	$ 12,697	$ 10,705

The accompanying notes are an integral part of these financial statements.

26

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index Solution 2045 Portfolio - Adviser Class	ING Index
	Solution 2015	Solution 2025	Solution 2035		Solution Income
	Portfolio -	Portfolio -	Portfolio -		Portfolio -
	Adviser Class	Adviser Class	Adviser Class		Adviser Class
Assets
Investments in mutual funds
at fair value	$ 37	$ 81	$ 51	$ 6	$ 1
Total assets	37	81	51	6	1
Net assets	$ 37	$ 81	$ 51	$ 6	$ 1

Net assets
Accumulation units	$ 37	$ 81	$ 51	$ 6	$ 1
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 37	$ 81	$ 51	$ 6	$ 1

Total number of mutual fund shares	4,418	10,446	6,842	880	107

Cost of mutual fund shares	$ 36	$ 79	$ 50	$ 6	$ 1

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING Legg	ING Legg	ING Legg
			Mason Partners	Mason Partners	Mason Partners
	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 245	$ 21,120	$ 60	$ 84,378	$ 120
Total assets	245	21,120	60	84,378	120
Net assets	$ 245	$ 21,120	$ 60	$ 84,378	$ 120

Net assets
Accumulation units	$ 245	$ 20,508	$ 60	$ 84,259	$ 120
Contracts in payout (annuitization)	-	612	-	119	-
Total net assets	$ 245	$ 21,120	$ 60	$ 84,378	$ 120

Total number of mutual fund shares	26,528	2,273,437	2,098	2,872,944	4,149

Cost of mutual fund shares	$ 361	$ 33,201	$ 93	$ 119,107	$ 183

The accompanying notes are an integral part of these financial statements.

28

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Oppenheimer Strategic Income Portfolio - Adviser Class
ING Neuberger
	Berman	ING	ING	ING
	Partners	Oppenheimer	Oppenheimer	Oppenheimer
	Portfolio -	Global Portfolio	Global Portfolio	Global Portfolio
	Service Class	- Adviser Class	- Initial Class	- Service Class
Assets
Investments in mutual funds
at fair value	$ 1,966	$ 238	$ 423,940	$ 267	$ 258
Total assets	1,966	238	423,940	267	258
Net assets	$ 1,966	$ 238	$ 423,940	$ 267	$ 258

Net assets
Accumulation units	$ 1,966	$ 238	$ 422,024	$ 267	$ 258
Contracts in payout (annuitization)	-	-	1,916	-	-
Total net assets	$ 1,966	$ 238	$ 423,940	$ 267	$ 258

Total number of mutual fund shares	358,800	27,074	46,689,450	30,222	29,071

Cost of mutual fund shares	$ 3,692	$ 394	$ 593,237	$ 457	$ 316

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Strategic	Strategic	ING PIMCO	ING PIMCO	ING Pioneer
	Income	Income	Total Return	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 109,367	$ 216	$ 870	$ 104,849	$ 3,967
Total assets	109,367	216	870	104,849	3,967
Net assets	$ 109,367	$ 216	$ 870	$ 104,849	$ 3,967

Net assets
Accumulation units	$ 107,442	$ 204	$ 870	$ 102,645	$ 3,786
Contracts in payout (annuitization)	1,925	12	-	2,204	181
Total net assets	$ 109,367	$ 216	$ 870	$ 104,849	$ 3,967

Total number of mutual fund shares	12,206,158	24,098	79,737	9,523,059	609,350

Cost of mutual fund shares	$ 127,117	$ 245	$ 914	$ 107,673	$ 5,947

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 81	$ 10,621	$ 28,425	$ 12,028	$ 37,936
Total assets	81	10,621	28,425	12,028	37,936
Net assets	$ 81	$ 10,621	$ 28,425	$ 12,028	$ 37,936

Net assets
Accumulation units	$ 81	$ 10,621	$ 28,425	$ 12,028	$ 37,936
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 81	$ 10,621	$ 28,425	$ 12,028	$ 37,936

Total number of mutual fund shares	12,488	1,230,712	3,259,782	1,490,446	4,654,780

Cost of mutual fund shares	$ 125	$ 14,275	$ 38,058	$ 17,700	$ 54,516

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Solution
Growth and
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 9,767	$ 27,711	$ 6,465	$ 17,688	$ 625
Total assets	9,767	27,711	6,465	17,688	625
Net assets	$ 9,767	$ 27,711	$ 6,465	$ 17,688	$ 625

Net assets
Accumulation units	$ 9,767	$ 27,711	$ 6,465	$ 17,688	$ 625
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 9,767	$ 27,711	$ 6,465	$ 17,688	$ 625

Total number of mutual fund shares	1,230,150	3,455,199	820,419	2,227,745	81,823

Cost of mutual fund shares	$ 14,915	$ 41,018	$ 10,285	$ 26,784	$ 632

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING Solution Income Portfolio - Adviser Class		ING T. Rowe	ING T. Rowe
				Price Diversified	Price
	ING Solution		ING Solution	Mid Cap	Diversified Mid
	Growth		Income	Growth	Cap Growth
	Portfolio -		Portfolio -	Portfolio -	Portfolio -
	Service Class		Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 174	$ 8,109	$ 6,949	$ 212	$ 200,073
Total assets	174	8,109	6,949	212	200,073
Net assets	$ 174	$ 8,109	$ 6,949	$ 212	$ 200,073

Net assets
Accumulation units	$ 174	$ 8,109	$ 6,949	$ 212	$ 199,575
Contracts in payout (annuitization)	-	-	-	-	498
Total net assets	$ 174	$ 8,109	$ 6,949	$ 212	$ 200,073

Total number of mutual fund shares	25,879	874,716	741,644	47,795	43,494,071

Cost of mutual fund shares	$ 181	$ 9,766	$ 8,344	$ 392	$ 334,643

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING T. Rowe
Price Diversified
	Mid Cap	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Growth	Price Growth	Price Growth	Price Growth	Foreign Equity
	Portfolio -	Equity Portfolio	Equity Portfolio	Equity Portfolio	Portfolio -
	Service Class	- Adviser Class	- Initial Class	- Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 272	$ 743	$ 141,775	$ 1,018	$ 143
Total assets	272	743	141,775	1,018	143
Net assets	$ 272	$ 743	$ 141,775	$ 1,018	$ 143

Net assets
Accumulation units	$ 272	$ 743	$ 141,038	$ 1,018	$ 143
Contracts in payout (annuitization)	-	-	737	-	-
Total net assets	$ 272	$ 743	$ 141,775	$ 1,018	$ 143

Total number of mutual fund shares	60,093	22,982	4,338,292	31,360	18,167

Cost of mutual fund shares	$ 499	$ 1,226	$ 199,711	$ 1,645	$ 219

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Templeton	ING Templeton			ING UBS U.S.
	Foreign Equity	Foreign Equity	ING Thornburg	ING Thornburg	Large Cap
	Portfolio -	Portfolio -	Value Portfolio -	Value Portfolio -	Equity Portfolio
	Initial Class	Service Class	Adviser Class	Initial Class	- Adviser Class
Assets
Investments in mutual funds
at fair value	$ 75,608	$ 40	$ 295	$ 61,486	$ 43
Total assets	75,608	40	295	61,486	43
Net assets	$ 75,608	$ 40	$ 295	$ 61,486	$ 43

Net assets
Accumulation units	$ 74,216	$ 40	$ 295	$ 61,069	$ 43
Contracts in payout (annuitization)	1,392	-	-	417	-
Total net assets	$ 75,608	$ 40	$ 295	$ 61,486	$ 43

Total number of mutual fund shares	9,607,155	5,124	14,764	3,016,954	6,992

Cost of mutual fund shares	$ 123,712	$ 57	$ 492	$ 83,823	$ 67

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING Van	ING Van	ING Van
	ING UBS U.S.	ING UBS U.S.	Kampen	Kampen	Kampen Equity
	Large Cap	Large Cap	Comstock	Comstock	and Income
	Equity Portfolio	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	- Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 64,277	$ 6	$ 206	$ 42,974	$ 308
Total assets	64,277	6	206	42,974	308
Net assets	$ 64,277	$ 6	$ 206	$ 42,974	$ 308

Net assets
Accumulation units	$ 63,812	$ 6	$ 206	$ 41,813	$ 308
Contracts in payout (annuitization)	465	-	-	1,161	-
Total net assets	$ 64,277	$ 6	$ 206	$ 42,974	$ 308

Total number of mutual fund shares	10,367,269	938	29,103	6,035,702	12,119

Cost of mutual fund shares	$ 88,674	$ 9	$ 321	$ 71,304	$ 425

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING VP	ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic	Strategic
	Kampen Equity	Kampen Equity	Allocation	Allocation	Allocation
	and Income	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 216,996	$ 157	$ 25,840	$ 48,875	$ 46,525
Total assets	216,996	157	25,840	48,875	46,525
Net assets	$ 216,996	$ 157	$ 25,840	$ 48,875	$ 46,525

Net assets
Accumulation units	$ 214,042	$ 157	$ 25,043	$ 48,311	$ 45,565
Contracts in payout (annuitization)	2,954	-	797	564	960
Total net assets	$ 216,996	$ 157	$ 25,840	$ 48,875	$ 46,525

Total number of mutual fund shares	8,427,011	6,147	2,827,144	5,400,536	5,112,678

Cost of mutual fund shares	$ 282,648	$ 223	$ 35,816	$ 75,174	$ 69,626

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP Growth	ING VP Growth	ING VP Growth
	and Income	and Income	and Income	ING GET U.S.	ING GET U.S
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio
	Class A	Class I	Class S	Series 3	Series 5
Assets
Investments in mutual funds
at fair value	$ 371	$ 926,638	$ 305	$ 17,658	$ 481
Total assets	371	926,638	305	17,658	481
Net assets	$ 371	$ 926,638	$ 305	$ 17,658	$ 481

Net assets
Accumulation units	$ 371	$ 848,439	$ 305	$ 17,658	$ 481
Contracts in payout (annuitization)	-	78,199	-	-	-
Total net assets	$ 371	$ 926,638	$ 305	$ 17,658	$ 481

Total number of mutual fund shares	24,664	61,326,149	20,354	1,860,666	60,839

Cost of mutual fund shares	$ 510	$ 1,541,047	$ 461	$ 18,574	$ 590

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Assets
Investments in mutual funds
at fair value	$ 2,235	$ 2,036	$ 774	$ 142	$ 70
Total assets	2,235	2,036	774	142	70
Net assets	$ 2,235	$ 2,036	$ 774	$ 142	$ 70

Net assets
Accumulation units	$ 2,235	$ 2,036	$ 774	$ 142	$ 70
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,235	$ 2,036	$ 774	$ 142	$ 70

Total number of mutual fund shares	274,253	254,131	97,087	17,845	8,422

Cost of mutual fund shares	$ 2,672	$ 2,450	$ 939	$ 171	$ 82

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

				ING Lehman	ING
		ING BlackRock		Brothers U.S.	Opportunistic
		Global Science	ING	Aggregate Bond	Large Cap
	ING GET U.S.	and Technology	International	Index®	Growth
	Core Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Series 11	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 32	$ 23,396	$ 220	$ 1,559	$ 30,414
Total assets	32	23,396	220	1,559	30,414
Net assets	$ 32	$ 23,396	$ 220	$ 1,559	$ 30,414

Net assets
Accumulation units	$ 32	$ 23,396	$ 220	$ 1,559	$ 30,217
Contracts in payout (annuitization)	-	-	-	-	197
Total net assets	$ 32	$ 23,396	$ 220	$ 1,559	$ 30,414

Total number of mutual fund shares	3,847	7,133,002	34,346	154,050	4,369,887

Cost of mutual fund shares	$ 37	$ 31,297	$ 219	$ 1,528	$ 38,731

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING
	Opportunistic	ING Russell™	ING Russell™	ING Russell™	ING VP Index
	Large Cap	Large Cap	Mid Cap Index	Small Cap	Plus LargeCap
	Value Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 44,326	$ 2,675	$ 1,329	$ 635	$ 247,468
Total assets	44,326	2,675	1,329	635	247,468
Net assets	$ 44,326	$ 2,675	$ 1,329	$ 635	$ 247,468

Net assets
Accumulation units	$ 44,279	$ 2,675	$ 1,329	$ 635	$ 244,572
Contracts in payout (annuitization)	47	-	-	-	2,896
Total net assets	$ 44,326	$ 2,675	$ 1,329	$ 635	$ 247,468

Total number of mutual fund shares	5,124,416	371,052	200,452	81,883	23,703,860

Cost of mutual fund shares	$ 61,278	$ 2,735	$ 1,327	$ 793	$ 321,349

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Plus LargeCap	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 325	$ 212,512	$ 260	$ 85,771	$ 58
Total assets	325	212,512	260	85,771	58
Net assets	$ 325	$ 212,512	$ 260	$ 85,771	$ 58

Net assets
Accumulation units	$ 325	$ 211,588	$ 260	$ 85,160	$ 58
Contracts in payout (annuitization)	-	924	-	611	-
Total net assets	$ 325	$ 212,512	$ 260	$ 85,771	$ 58

Total number of mutual fund shares	31,416	21,379,487	26,511	9,114,925	6,224

Cost of mutual fund shares	$ 461	$ 351,940	$ 397	$ 142,192	$ 77

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING VP Small Company Portfolio - Class S			ING VP
	ING VP Small		ING VP	ING VP	MidCap
	Company		International	International	Opportunities
	Portfolio -		Value Portfolio -	Value Portfolio -	Portfolio -
	Class I		Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 86,261	$ 100	$ 84,985	$ 248	$ 8,648
Total assets	86,261	100	84,985	248	8,648
Net assets	$ 86,261	$ 100	$ 84,985	$ 248	$ 8,648

Net assets
Accumulation units	$ 85,238	$ 100	$ 83,166	$ 248	$ 8,648
Contracts in payout (annuitization)	1,023	-	1,819	-	-
Total net assets	$ 86,261	$ 100	$ 84,985	$ 248	$ 8,648

Total number of mutual fund shares	7,372,764	8,666	12,553,214	35,832	1,351,228

Cost of mutual fund shares	$ 137,055	$ 143	$ 162,722	$ 433	$ 12,092

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP MidCap Opportunities Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities PortClass S	ING VP Balanced Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I

Assets
Investments in mutual funds
at fair value	$ 108	$ 8,367	$ 47	$ 314,926	$ 350,384
Total assets	108	8,367	47	314,926	350,384
Net assets	$ 108	$ 8,367	$ 47	$ 314,926	$ 350,384

Net assets
Accumulation units	$ 108	$ 8,367	$ 47	$ 297,925	$ 344,443
Contracts in payout (annuitization)	-	-	-	17,001	5,941
Total net assets	$ 108	$ 8,367	$ 47	$ 314,926	$ 350,384

Total number of mutual fund shares	17,148	681,911	3,873	34,305,617	31,623,122

Cost of mutual fund shares	$ 147	$ 13,005	$ 65	$ 445,705	$ 420,367

The accompanying notes are an integral part of these financial statements.

		44

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Janus Aspen
			Janus Aspen	Janus Aspen	Series Large
	ING VP	ING VP Money	Series Balanced	Series Flexible	Cap Growth
	Intermediate	Market	Portfolio -	Bond Portfolio -	Portfolio -
	Bond Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Class S	Class I	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 212	$ 541,019	$ 236	$ 98	$ 75
Total assets	212	541,019	236	98	75
Net assets	$ 212	$ 541,019	$ 236	$ 98	$ 75

Net assets
Accumulation units	$ 212	$ 527,341	$ 236	$ 98	$ 75
Contracts in payout (annuitization)	-	13,678	-	-	-
Total net assets	$ 212	$ 541,019	$ 236	$ 98	$ 75

Total number of mutual fund shares	19,237	541,019,379	10,300	8,445	4,759

Cost of mutual fund shares	$ 243	$ 541,019	$ 285	$ 96	$ 114

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Series
	Series Mid Cap	Worldwide
	Growth	Growth	Lazard U.S.		Loomis Sayles
	Portfolio -	Portfolio -	Mid Cap Equity		Small Cap
	Institutional	Institutional	Portfolio - Open	LKCM Aquinas	Value Fund -
	Shares	Shares	Shares	Growth Fund	Retail Class
Assets
Investments in mutual funds
at fair value	$ 240	$ 154	$ 388	$ 206	$ 905
Total assets	240	154	388	206	905
Net assets	$ 240	$ 154	$ 388	$ 206	$ 905

Net assets
Accumulation units	$ 240	$ 154	$ 388	$ 206	$ 905
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 240	$ 154	$ 388	$ 206	$ 905

Total number of mutual fund shares	11,276	8,002	52,380	18,752	54,716

Cost of mutual fund shares	$ 395	$ 261	$ 614	$ 275	$ 851

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts	Morgan Stanley
	Mid-Cap Value	Small-Cap	Mid-Cap Value	Investors	U.S. Small Cap
	Fund, Inc. -	Value Fund -	Portfolio -	Growth Stock	Value Portfolio -
	Class A	Class A	Class VC	Fund - Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 739	$ 1,074	$ 75,150	$ 364	$ 841
Total assets	739	1,074	75,150	364	841
Net assets	$ 739	$ 1,074	$ 75,150	$ 364	$ 841

Net assets
Accumulation units	$ 739	$ 1,074	$ 74,515	$ 364	$ 841
Contracts in payout (annuitization)	-	-	635	-	-
Total net assets	$ 739	$ 1,074	$ 75,150	$ 364	$ 841

Total number of mutual fund shares	70,881	55,991	7,150,286	37,958	52,936

Cost of mutual fund shares	$ 1,386	$ 1,619	$ 140,292	$ 507	$ 1,056

The accompanying notes are an integral part of these financial statements.

47

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective	New Perspective	Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 2,187	$ 2,657	$ 39,040	$ 363	$ 114,355
Total assets	2,187	2,657	39,040	363	114,355
Net assets	$ 2,187	$ 2,657	$ 39,040	$ 363	$ 114,355

Net assets
Accumulation units	$ 2,187	$ 2,657	$ 39,040	$ 363	$ 114,355
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,187	$ 2,657	$ 39,040	$ 363	$ 114,355

Total number of mutual fund shares	199,183	142,782	2,085,489	13,051	7,196,695

Cost of mutual fund shares	$ 3,256	$ 4,240	$ 60,079	$ 568	$ 224,759

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		Oppenheimer Main Street Fund®/VA	Oppenheimer	Oppenheimer MidCap Fund/VA
	Oppenheimer		Main Street		Oppenheimer
	Global		Small Cap		Strategic Bond
	Securities/VA		Fund®/VA		Fund/VA
Assets
Investments in mutual funds
at fair value	$ 247	$ 63	$ 4,655	$ 13	$ 105
Total assets	247	63	4,655	13	105
Net assets	$ 247	$ 63	$ 4,655	$ 13	$ 105

Net assets
Accumulation units	$ 247	$ -	$ 4,655	$ -	$ 105
Contracts in payout (annuitization)	-	63	-	13	-
Total net assets	$ 247	$ 63	$ 4,655	$ 13	$ 105

Total number of mutual fund shares	12,239	4,333	437,118	484	23,366

Cost of mutual fund shares	$ 402	$ 96	$ 7,787	$ 27	$ 121

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Pioneer
		PIMCO Real		Emerging	Pioneer Equity
		Return Portfolio	Pioneer High	Markets VCT	Income VCT
	Pax World	- Administrative	Yield Fund -	Portfolio -	Portfolio -
	Balanced Fund	Class	Class A	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 44,509	$ 67,423	$ 2,557	$ 11,735	$ -
Total assets	44,509	67,423	2,557	11,735	-
Net assets	$ 44,509	$ 67,423	$ 2,557	$ 11,735	$ -

Net assets
Accumulation units	$ 44,509	$ 67,423	$ 2,557	$ 11,735	$ -
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 44,509	$ 67,423	$ 2,557	$ 11,735	$ -

Total number of mutual fund shares	2,618,181	5,987,814	422,592	740,871	3

Cost of mutual fund shares	$ 62,639	$ 75,331	$ 4,360	$ 28,396	$ -

The accompanying notes are an integral part of these financial statements.

50

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

RiverSource
	Pioneer High		Diversified
	Yield VCT	Premier VIT	Equity Income	SMALLCAP	T. Rowe Price
	Portfolio -	OpCap Mid	Fund -	World Fund® -	Mid-Cap Value
	Class I	Cap Portfolio	Class R-4	Class R-4	Fund - R Class
Assets
Investments in mutual funds
at fair value	$ 11,678	$ 2,476	$ 1,464	$ 434	$ 699
Total assets	11,678	2,476	1,464	434	699
Net assets	$ 11,678	$ 2,476	$ 1,464	$ 434	$ 699

Net assets
Accumulation units	$ 11,678	$ 2,476	$ 1,464	$ 434	$ 699
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 11,678	$ 2,476	$ 1,464	$ 434	$ 699

Total number of mutual fund shares	1,807,810	285,892	207,005	21,109	49,531

Cost of mutual fund shares	$ 19,292	$ 3,586	$ 1,715	$ 584	$ 1,140

The accompanying notes are an integral part of these financial statements.

51

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	T. Rowe Price	Templeton	Templeton
	Value Fund -	Foreign Fund -	Global Bond	Diversified	Equity Income
	Advisor Class	Class A	Fund - Class A	Value Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 44	$ 658	$ 110,722	$ 80	$ 165
Total assets	44	658	110,722	80	165
Net assets	$ 44	$ 658	$ 110,722	$ 80	$ 165

Net assets
Accumulation units	$ 44	$ 658	$ 110,722	$ 80	$ 165
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 44	$ 658	$ 110,722	$ 80	$ 165

Total number of mutual fund shares	2,900	148,086	9,885,860	8,329	13,628

Cost of mutual fund shares	$ 72	$ 1,473	$ 112,276	$ 120	$ 245

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Washington
Mutual
	Small Company				Investors
	Growth	Wanger			FundSM, Inc. -
	Portfolio	International	Wanger Select	Wanger USA	Class R-3
Assets
Investments in mutual funds
at fair value	$ 64	$ 6,819	$ 35,288	$ 14,699	$ 3,911
Total assets	64	6,819	35,288	14,699	3,911
Net assets	$ 64	$ 6,819	$ 35,288	$ 14,699	$ 3,911

Net assets
Accumulation units	$ 64	$ 6,819	$ 35,288	$ 14,699	$ 3,911
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 64	$ 6,819	$ 35,288	$ 14,699	$ 3,911

Total number of mutual fund shares	6,560	329,583	2,544,208	761,615	183,610

Cost of mutual fund shares	$ 113	$ 12,377	$ 66,699	$ 25,154	$ 5,817

The accompanying notes are an integral part of these financial statements.

53

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	Washington	Wells Fargo
	Mutual	Advantage
	Investors	Small Cap
	FundSM, Inc. -	Value Fund -
	Class R-4	Class A
Assets
Investments in mutual funds
at fair value	$ 60,944	$ 46
Total assets	60,944	46
Net assets	$ 60,944	$ 46

Net assets
Accumulation units	$ 60,944	$ 46
Contracts in payout (annuitization)	-	-
Total net assets	$ 60,944	$ 46

Total number of mutual fund shares	2,855,858	2,590

Cost of mutual fund shares	$ 89,362	$ 76

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ -	$ 901
Total investment income	2	-	-	-	901
Expenses:
Mortality, expense risk and
other charges	2	-	2	270	435
Total expenses	2	-	2	270	435
Net investment income (loss)	-	-	(2)	(270)	466

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(29)	(9)	(4)	831	1,359
Capital gains distributions	10	1	4	-	-
Total realized gain (loss) on investments
and capital gains distributions	(19)	(8)	-	831	1,359
Net unrealized appreciation
(depreciation) of investments	(65)	(11)	(44)	(14,466)	(16,338)
Net realized and unrealized gain (loss)
on investments	(84)	(19)	(44)	(13,635)	(14,979)
Net increase (decrease) in net assets
resulting from operations	$ (84)	$ (19)	$ (46)	$ (13,905)	$ (14,513)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			Allianz NFJ
		AllianceBernstein	Large-Cap	Allianz NFJ
	AllianceBernstein	Growth and	Value Fund -	Small-Cap
	Growth and Income	Income Portfolio -	Institutional	Value Fund -
	Fund, Inc. - Class A	Class A	Class	Class A
Net investment income (loss)
Income:
Dividends	$ 3	$ 11	$ 8	$ 5
Total investment income	3	11	8	5
Expenses:
Mortality, expense risk and
other charges	1	6	-	5
Total expenses	1	6	-	5
Net investment income (loss)	2	5	8	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(30)	(120)	(24)
Capital gains distributions	-	90	-	33
Total realized gain (loss) on investments
and capital gains distributions	(5)	60	(120)	9
Net unrealized appreciation
(depreciation) of investments	(78)	(321)	(110)	(140)
Net realized and unrealized gain (loss)
on investments	(83)	(261)	(230)	(131)
Net increase (decrease) in net assets
resulting from operations	$ (81)	$ (256)	$ (222)	$ (131)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			American	American
			Balanced	Century Income	Ariel
	Amana Growth	Amana Income	Fund® -	& Growth Fund	Appreciation
	Fund	Fund	Class R-3	- A Class	Fund
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 153	$ 72	$ 3
Total investment income	-	-	153	72	3
Expenses:
Mortality, expense risk and
other charges	-	-	40	48	5
Total expenses	-	-	40	48	5
Net investment income (loss)	-	-	113	24	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(97)	(228)	(17)
Capital gains distributions	-	-	47	-	46
Total realized gain (loss) on investments
and capital gains distributions	-	-	(50)	(228)	29
Net unrealized appreciation
(depreciation) of investments	1	1	(1,566)	(1,827)	(284)
Net realized and unrealized gain (loss)
on investments	1	1	(1,616)	(2,055)	(255)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 1	$ (1,503)	$ (2,031)	$ (257)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		Artisan
		International	The Bond Fund	Calvert Social	Capital One
		Fund - Investor	of AmericaSM,	Balanced	Mid Cap Equity
	Ariel Fund	Shares	Inc. - Class R-4	Portfolio	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 10	$ 4	$ 39	$ 1,199	$ -
Total investment income	10	4	39	1,199	-
Expenses:
Mortality, expense risk and
other charges	8	1	6	523	1
Total expenses	8	1	6	523	1
Net investment income (loss)	2	3	33	676	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(68)	(56)	(89)	(1,523)	(58)
Capital gains distributions	-	13	12	670	-
Total realized gain (loss) on investments
and capital gains distributions	(68)	(43)	(77)	(853)	(58)
Net unrealized appreciation
(depreciation) of investments	(363)	(33)	(82)	(17,531)	14
Net realized and unrealized gain (loss)
on investments	(431)	(76)	(159)	(18,384)	(44)
Net increase (decrease) in net assets
resulting from operations	$ (429)	$ (73)	$ (126)	$ (17,708)	$ (45)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ColumbiaSM	Columbia Mid	Columbia Mid	DWS Equity	EuroPacific
	Acorn Fund® -	Cap Value Fund	Cap Value Fund	500 Index Fund	Growth Fund®
	Class Z	- Class A	- Class Z	- Class S	- Class R-3
Net investment income (loss)
Income:
Dividends	$ 1	$ 10	$ 6	$ 4	$ 159
Total investment income	1	10	6	4	159
Expenses:
Mortality, expense risk and
other charges	-	2	-	2	49
Total expenses	-	2	-	2	49
Net investment income (loss)	1	8	6	2	110

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(61)	(19)	(25)	(5)	80
Capital gains distributions	11	-	-	-	336
Total realized gain (loss) on investments
and capital gains distributions	(50)	(19)	(25)	(5)	416
Net unrealized appreciation
(depreciation) of investments	(283)	(61)	(194)	(96)	(5,005)
Net realized and unrealized gain (loss)
on investments	(333)	(80)	(219)	(101)	(4,589)
Net increase (decrease) in net assets
resulting from operations	$ (332)	$ (72)	$ (213)	$ (99)	$ (4,479)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Equity-Income	Growth	High Income
	Growth Fund®	Special Values	Portfolio -	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 4,099	$ 854	$ 7,891	$ 2,034	$ 555
Total investment income	4,099	854	7,891	2,034	555
Expenses:
Mortality, expense risk and
other charges	1,845	826	3,236	2,594	67
Total expenses	1,845	826	3,236	2,594	67
Net investment income (loss)	2,254	28	4,655	(560)	488

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	794	(4,347)	(8,840)	(11,477)	(251)
Capital gains distributions	7,211	6	347	-	-
Total realized gain (loss) on investments
and capital gains distributions	8,005	(4,341)	(8,493)	(11,477)	(251)
Net unrealized appreciation
(depreciation) of investments	(111,600)	(25,388)	(167,463)	(137,412)	(2,028)
Net realized and unrealized gain (loss)
on investments	(103,595)	(29,729)	(175,956)	(148,889)	(2,279)
Net increase (decrease) in net assets
resulting from operations	$ (101,341)	$ (29,701)	$ (171,301)	$ (149,449)	$ (1,791)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Overseas	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 1,155	$ 10,440	$ 2,248	$ 49	$ 538
Total investment income	1,155	10,440	2,248	49	538
Expenses:
Mortality, expense risk and
other charges	469	10,199	1,032	-	193
Total expenses	469	10,199	1,032	-	193
Net investment income (loss)	686	241	1,216	49	345

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	614	(10,201)	(727)	(209)	(201)
Capital gains distributions	5,717	30,268	1,133	1,430	1,871
Total realized gain (loss) on investments
and capital gains distributions	6,331	20,067	406	1,221	1,670
Net unrealized appreciation
(depreciation) of investments	(32,555)	(575,536)	(47,617)	(5,975)	(8,664)
Net realized and unrealized gain (loss)
on investments	(26,224)	(555,469)	(47,211)	(4,754)	(6,994)
Net increase (decrease) in net assets
resulting from operations	$ (25,538)	$ (555,228)	$ (45,995)	$ (4,705)	$ (6,649)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual	Mid Cap	Cap Value	Fundamental	Fundamental
	Discovery Fund	Growth Fund -	Securities Fund	Investors, Inc. -	Investors, Inc. -
	- Class R	Class A	- Class 2	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 27	$ 1	$ 941	$ -	$ 48
Total investment income	27	1	941	-	48
Expenses:
Mortality, expense risk and
other charges	16	5	752	-	20
Total expenses	16	5	752	-	20
Net investment income (loss)	11	(4)	189	-	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	(39)	(142)	-	(116)
Capital gains distributions	76	-	6,516	-	33
Total realized gain (loss) on investments
and capital gains distributions	108	(39)	6,374	-	(83)
Net unrealized appreciation
(depreciation) of investments	(884)	(243)	(37,896)	-	(1,214)
Net realized and unrealized gain (loss)
on investments	(776)	(282)	(31,522)	-	(1,297)
Net increase (decrease) in net assets
resulting from operations	$ (765)	$ (286)	$ (31,333)	$ -	$ (1,269)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	ING Financial
	America® -	America® -	America® -	Services Fund -	ING Real Estate
	Class R-3	Class R-4	Class R-3	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 75	$ 2,115	$ 73	$ 2	$ 55
Total investment income	75	2,115	73	2	55
Expenses:
Mortality, expense risk and
other charges	83	2,135	12	1	13
Total expenses	83	2,135	12	1	13
Net investment income (loss)	(8)	(20)	61	1	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	382	(36)	(9)	(103)
Capital gains distributions	-	-	5	1	-
Total realized gain (loss) on investments
and capital gains distributions	(22)	382	(31)	(8)	(103)
Net unrealized appreciation
(depreciation) of investments	(5,721)	(110,408)	(621)	(56)	(668)
Net realized and unrealized gain (loss)
on investments	(5,743)	(110,026)	(652)	(64)	(771)
Net increase (decrease) in net assets
resulting from operations	$ (5,751)	$ (110,046)	$ (591)	$ (63)	$ (729)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				ING BlackRock
			ING	Large Cap	ING BlackRock
		ING	AllianceBernstein	Growth	Large Cap
	ING GNMA	Intermediate	Mid Cap Growth	Portfolio -	Growth
	Income Fund -	Bond Fund -	Portfolio - Service	Institutional	Portfolio -
	Class A	Class A	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 75	$ 145	$ -	$ 181	$ -
Total investment income	75	145	-	181	-
Expenses:
Mortality, expense risk and
other charges	14	21	31	935	-
Total expenses	14	21	31	935	-
Net investment income (loss)	61	124	(31)	(754)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(30)	(569)	(4,444)	-
Capital gains distributions	-	105	622	10,465	7
Total realized gain (loss) on investments
and capital gains distributions	-	75	53	6,021	7
Net unrealized appreciation
(depreciation) of investments	80	(577)	(1,906)	(49,073)	(47)
Net realized and unrealized gain (loss)
on investments	80	(502)	(1,853)	(43,052)	(40)
Net increase (decrease) in net assets
resulting from operations	$ 141	$ (378)	$ (1,884)	$ (43,806)	$ (40)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING BlackRock				ING Global
	Large Cap	ING Evergreen		ING FMRSM	Real Estate
	Growth	Health Sciences	ING Evergreen	Diversified Mid	Portfolio -
	Portfolio -	Portfolio -	Omega Portfolio	Cap Portfolio -	Institutional
	Service 2 Class	Service Class	- Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ -	$ 10	$ -	$ 192	$ -
Total investment income	-	10	-	192	-
Expenses:
Mortality, expense risk and
other charges	-	62	-	197	121
Total expenses	-	62	-	197	121
Net investment income (loss)	-	(52)	-	(5)	(121)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	(73)	(1)	(101)	(913)
Capital gains distributions	16	359	-	1,578	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	286	(1)	1,477	(913)
Net unrealized appreciation
(depreciation) of investments	(52)	(2,687)	-	(11,681)	(15,512)
Net realized and unrealized gain (loss)
on investments	(63)	(2,401)	(1)	(10,204)	(16,425)
Net increase (decrease) in net assets
resulting from operations	$ (63)	$ (2,453)	$ (1)	$ (10,209)	$ (16,546)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					ING JPMorgan
	ING Global			ING JPMorgan	Emerging
	Resources	ING Global	ING Janus	Emerging	Markets Equity
	Portfolio -	Resources	Contrarian	Markets Equity	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 1,907	$ 43	$ 10	$ 826
Total investment income	1	1,907	43	10	826
Expenses:
Mortality, expense risk and
other charges	-	1,093	37	1	314
Total expenses	-	1,093	37	1	314
Net investment income (loss)	1	814	6	9	512

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(2,476)	(260)	(126)	1,440
Capital gains distributions	6	19,460	1,010	25	1,862
Total realized gain (loss) on investments
and capital gains distributions	6	16,984	750	(101)	3,302
Net unrealized appreciation
(depreciation) of investments	(24)	(74,214)	(5,728)	(153)	(25,117)
Net realized and unrealized gain (loss)
on investments	(18)	(57,230)	(4,978)	(254)	(21,815)
Net increase (decrease) in net assets
resulting from operations	$ (17)	$ (56,416)	$ (4,972)	$ (245)	$ (21,303)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			ING JPMorgan
	ING JPMorgan		Value	ING JPMorgan
	Emerging	ING JPMorgan	Opportunities	Value	ING Julius Baer
	Markets Equity	Small Cap Core	Portfolio -	Opportunities	Foreign
	Portfolio -	Equity Portfolio	Institutional	Portfolio -	Portfolio -
	Service Class	- Service Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 688	$ 11	$ 2	$ 45	$ -
Total investment income	688	11	2	45	-
Expenses:
Mortality, expense risk and
other charges	301	21	1	13	495
Total expenses	301	21	1	13	495
Net investment income (loss)	387	(10)	1	32	(495)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,270	(176)	(22)	(236)	(655)
Capital gains distributions	1,698	214	6	149	5,253
Total realized gain (loss) on investments
and capital gains distributions	2,968	38	(16)	(87)	4,598
Net unrealized appreciation
(depreciation) of investments	(22,553)	(903)	(8)	(626)	(31,754)
Net realized and unrealized gain (loss)
on investments	(19,585)	(865)	(24)	(713)	(27,156)
Net increase (decrease) in net assets
resulting from operations	$ (19,198)	$ (875)	$ (23)	$ (681)	$ (27,651)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING Lord
		Abbett	ING Lord	ING Marsico
	ING Legg	Affiliated	Abbett	Growth	ING Marsico
	Mason Value	Portfolio -	Affiliated	Portfolio -	Growth
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 3,328	$ 17	$ 59	$ 2
Total investment income	-	3,328	17	59	2
Expenses:
Mortality, expense risk and
other charges	29	1,015	4	46	16
Total expenses	29	1,015	4	46	16
Net investment income (loss)	(29)	2,313	13	13	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,498)	(5,811)	(26)	(350)	120
Capital gains distributions	554	14,963	92	-	-
Total realized gain (loss) on investments
and capital gains distributions	(944)	9,152	66	(350)	120
Net unrealized appreciation
(depreciation) of investments	(1,123)	(57,524)	(350)	(2,548)	(600)
Net realized and unrealized gain (loss)
on investments	(2,067)	(48,372)	(284)	(2,898)	(480)
Net increase (decrease) in net assets
resulting from operations	$ (2,096)	$ (46,059)	$ (271)	$ (2,885)	$ (494)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Marsico	ING Marsico
	International	International		ING MFS Total
	Opportunities	Opportunities	ING MFS Total	Return Portfolio	ING MFS Total
	Portfolio -	Portfolio -	Return Portfolio	- Institutional	Return Portfolio
	Adviser Class	Service Class	- Adviser Class	Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 102	$ 26	$ 4,159	$ 1,671
Total investment income	-	102	26	4,159	1,671
Expenses:
Mortality, expense risk and
other charges	-	101	2	653	309
Total expenses	-	101	2	653	309
Net investment income (loss)	-	1	24	3,506	1,362

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(56)	(601)	(82)	(2,102)	(1,536)
Capital gains distributions	15	1,059	57	6,268	2,811
Total realized gain (loss) on investments
and capital gains distributions	(41)	458	(25)	4,166	1,275
Net unrealized appreciation
(depreciation) of investments	(33)	(6,943)	(159)	(24,202)	(9,967)
Net realized and unrealized gain (loss)
on investments	(74)	(6,485)	(184)	(20,036)	(8,692)
Net increase (decrease) in net assets
resulting from operations	$ (74)	$ (6,484)	$ (160)	$ (16,530)	$ (7,330)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING	ING PIMCO		ING Pioneer
	ING MFS	Oppenheimer	High Yield	ING PIMCO	Equity Income
	Utilities	Main Street	Portfolio -	High Yield	Portfolio -
	Portfolio -	Portfolio® -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 1,116	$ 50	$ 63	$ 456	$ 4,229
Total investment income	1,116	50	63	456	4,229
Expenses:
Mortality, expense risk and
other charges	341	19	7	52	1,323
Total expenses	341	19	7	52	1,323
Net investment income (loss)	775	31	56	404	2,906

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(265)	(453)	(79)	(588)	(2,534)
Capital gains distributions	3,979	-	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	3,714	(453)	(79)	(586)	(2,534)
Net unrealized appreciation
(depreciation) of investments	(20,213)	(434)	(157)	(1,227)	(48,595)
Net realized and unrealized gain (loss)
on investments	(16,499)	(887)	(236)	(1,813)	(51,129)
Net increase (decrease) in net assets
resulting from operations	$ (15,724)	$ (856)	$ (180)	$ (1,409)	$ (48,223)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				ING Pioneer
	ING Pioneer		ING Pioneer	Mid Cap Value	ING Pioneer
	Fund Portfolio -	ING Pioneer	Mid Cap Value	Portfolio -	Mid Cap Value
	Institutional	Fund Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 533	$ 4	$ -	$ 1,770	$ 4
Total investment income	533	4	-	1,770	4
Expenses:
Mortality, expense risk and
other charges	112	1	-	774	1
Total expenses	112	1	-	774	1
Net investment income (loss)	421	3	-	996	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(309)	(3)	(1)	(2,139)	(1)
Capital gains distributions	570	5	-	5,136	10
Total realized gain (loss) on investments
and capital gains distributions	261	2	(1)	2,997	9
Net unrealized appreciation
(depreciation) of investments	(6,636)	(53)	(1)	(36,707)	(74)
Net realized and unrealized gain (loss)
on investments	(6,375)	(51)	(2)	(33,710)	(65)
Net increase (decrease) in net assets
resulting from operations	$ (5,954)	$ (48)	$ (2)	$ (32,714)	$ (62)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING T. Rowe			ING Templeton
	ING Stock	Price Capital	ING T. Rowe	ING T. Rowe	Global Growth
	Index Portfolio -	Appreciation	Price Equity	Price Equity	Portfolio -
	Institutional	Portfolio -	Income Portfolio	Income Portfolio	Institutional
	Class	Service Class	- Adviser Class	- Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 115	$ 7,860	$ 36	$ 4,033	$ 14
Total investment income	115	7,860	36	4,033	14
Expenses:
Mortality, expense risk and
other charges	3	1,646	4	868	11
Total expenses	3	1,646	4	868	11
Net investment income (loss)	112	6,214	32	3,165	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(1,259)	(90)	(66)	(23)
Capital gains distributions	32	16,855	98	7,642	42
Total realized gain (loss) on investments
and capital gains distributions	24	15,596	8	7,576	19
Net unrealized appreciation
(depreciation) of investments	(1,486)	(79,630)	(532)	(49,945)	(514)
Net realized and unrealized gain (loss)
on investments	(1,462)	(64,034)	(524)	(42,369)	(495)
Net increase (decrease) in net assets
resulting from operations	$ (1,350)	$ (57,820)	$ (492)	$ (39,204)	$ (492)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING Van			ING Van
		Kampen Capital	ING Van	ING Van	Kampen Large
	ING Templeton	Growth	Kampen Capital	Kampen	Cap Growth
	Global Growth	Portfolio -	Growth	Growth and	Portfolio -
	Portfolio -	Institutional	Portfolio -	Income Portfolio	Institutional
	Service Class	Class	Service Class	- Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 27	$ -	$ -	$ 620	$ 1
Total investment income	27	-	-	620	1
Expenses:
Mortality, expense risk and
other charges	28	2	1	145	-
Total expenses	28	2	1	145	-
Net investment income (loss)	(1)	(2)	(1)	475	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(116)	(96)	(19)	(615)	(9)
Capital gains distributions	112	6	8	1,331	6
Total realized gain (loss) on investments
and capital gains distributions	(4)	(90)	(11)	716	(3)
Net unrealized appreciation
(depreciation) of investments	(1,297)	(94)	(132)	(7,115)	(1)
Net realized and unrealized gain (loss)
on investments	(1,301)	(184)	(143)	(6,399)	(4)
Net increase (decrease) in net assets
resulting from operations	$ (1,302)	$ (186)	$ (144)	$ (5,924)	$ (3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				ING VP Index
	ING Van	ING Van		Plus	ING VP Index
	Kampen Large	Kampen Real	ING Van	International	Plus
	Cap Growth	Estate Portfolio	Kampen Real	Equity Portfolio	International
	Portfolio -	- Institutional	Estate Portfolio	- Institutional	Equity Portfolio
	Service Class	Class	- Service Class	Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ 265	$ 1,128	$ 307
Total investment income	-	16	265	1,128	307
Expenses:
Mortality, expense risk and
other charges	-	9	185	171	53
Total expenses	-	9	185	171	53
Net investment income (loss)	-	7	80	957	254

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(67)	(2,646)	(2,718)	(1,181)
Capital gains distributions	-	181	3,986	5,008	1,453
Total realized gain (loss) on investments
and capital gains distributions	-	114	1,340	2,290	272
Net unrealized appreciation
(depreciation) of investments	-	(590)	(11,957)	(12,785)	(3,273)
Net realized and unrealized gain (loss)
on investments	-	(476)	(10,617)	(10,495)	(3,001)
Net increase (decrease) in net assets
resulting from operations	$ -	$ (469)	$ (10,537)	$ (9,538)	$ (2,747)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Wells	ING Wells	ING Wells	ING	ING
	Fargo	Fargo	Fargo Small	International	International
	Disciplined	Disciplined	Cap Disciplined	Growth	SmallCap
	Value Portfolio -	Value Portfolio -	Portfolio -	Opportunities	Multi-Manager
	Adviser Class	Service Class	Service Class	Fund - Class Q	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 26	$ 7	$ -	$ 38
Total investment income	-	26	7	-	38
Expenses:
Mortality, expense risk and
other charges	-	6	8	-	9
Total expenses	-	6	8	-	9
Net investment income (loss)	-	20	(1)	-	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(211)	(306)	-	(92)
Capital gains distributions	-	-	114	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(211)	(192)	-	(92)
Net unrealized appreciation
(depreciation) of investments	-	87	(231)	(8)	(1,196)
Net realized and unrealized gain (loss)
on investments	(1)	(124)	(423)	(8)	(1,288)
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ (104)	$ (424)	$ (8)	$ (1,259)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING American	ING American	ING American	ING American
	Century Large	Century Large	Century Small-	Century Small-
	Company Value	Company Value	Mid Cap Value	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 10	$ 515	$ 1	$ 202	$ -
Total investment income	10	515	1	202	-
Expenses:
Mortality, expense risk and
other charges	-	40	-	245	23
Total expenses	-	40	-	245	23
Net investment income (loss)	10	475	1	(43)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(799)	(21)	(504)	(86)
Capital gains distributions	30	1,528	14	3,252	46
Total realized gain (loss) on investments
and capital gains distributions	30	729	(7)	2,748	(40)
Net unrealized appreciation
(depreciation) of investments	(75)	(2,931)	(10)	(10,546)	(1,397)
Net realized and unrealized gain (loss)
on investments	(45)	(2,202)	(17)	(7,798)	(1,437)
Net increase (decrease) in net assets
resulting from operations	$ (35)	$ (1,727)	$ (16)	$ (7,841)	$ (1,460)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Baron	ING Baron	ING Columbia
	Small Cap	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Growth	Growth	Value II	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 78	$ 20
Total investment income	-	-	1	78	20
Expenses:
Mortality, expense risk and
other charges	1	814	10	104	34
Total expenses	1	814	10	104	34
Net investment income (loss)	(1)	(814)	(9)	(26)	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(38)	1,779	(42)	(94)	(117)
Capital gains distributions	11	3,000	9	112	528
Total realized gain (loss) on investments
and capital gains distributions	(27)	4,779	(33)	18	411
Net unrealized appreciation
(depreciation) of investments	(109)	(50,479)	(377)	(5,140)	(4,082)
Net realized and unrealized gain (loss)
on investments	(136)	(45,700)	(410)	(5,122)	(3,671)
Net increase (decrease) in net assets
resulting from operations	$ (137)	$ (46,514)	$ (419)	$ (5,148)	$ (3,685)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Index Solution 2015 Portfolio - Adviser Class	ING Index Solution 2025 Portfolio - Adviser Class	ING Index Solution 2035 Portfolio - Adviser Class	ING Index Solution 2045 Portfolio - Adviser Class	ING Index Solution Income Portfolio - Adviser Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	-	-	-	-
Total expenses	-	-	-	-	-
Net investment income (loss)	-	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	1	2	1	-	-
Net realized and unrealized gain (loss)
on investments	1	2	1	-	-
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 2	$ 1	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	International	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6	$ 4,023	$ 1	$ 5	$ 590
Total investment income	6	4,023	1	5	590
Expenses:
Mortality, expense risk and
other charges	-	416	-	1	285
Total expenses	-	416	-	1	285
Net investment income (loss)	6	3,607	1	4	305

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(129)	(29,088)	(15)	(72)	(161)
Capital gains distributions	117	67,810	17	35	2,694
Total realized gain (loss) on investments
and capital gains distributions	(12)	38,722	2	(37)	2,533
Net unrealized appreciation
(depreciation) of investments	3	(47,137)	(3)	(85)	(13,907)
Net realized and unrealized gain (loss)
on investments	(9)	(8,415)	(1)	(122)	(11,374)
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (4,808)	$ -	$ (118)	$ (11,069)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	1,316	1	-	10
Total expenses	-	1,316	1	-	10
Net investment income (loss)	-	(1,316)	(1)	-	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	(20,709)	1	(18)	(522)
Capital gains distributions	-	-	-	5	527
Total realized gain (loss) on investments
and capital gains distributions	(10)	(20,709)	1	(13)	5
Net unrealized appreciation
(depreciation) of investments	(27)	(37,274)	(67)	4	(250)
Net realized and unrealized gain (loss)
on investments	(37)	(57,983)	(66)	(9)	(245)
Net increase (decrease) in net assets
resulting from operations	$ (37)	$ (59,299)	$ (67)	$ (9)	$ (255)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Neuberger	ING Neuberger
	Berman	Berman	ING OpCap	ING	ING
	Partners	Regency	Balanced Value	Oppenheimer	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio
	Service Class	Service Class	Service Class	- Adviser Class	- Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 477	$ 7	$ 14,508
Total investment income	-	-	477	7	14,508
Expenses:
Mortality, expense risk and
other charges	24	-	82	1	6,345
Total expenses	24	-	82	1	6,345
Net investment income (loss)	(24)	-	395	6	8,163

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(325)	(4)	(6,524)	(63)	12,361
Capital gains distributions	-	-	2,235	32	50,125
Total realized gain (loss) on investments
and capital gains distributions	(325)	(4)	(4,289)	(31)	62,486
Net unrealized appreciation
(depreciation) of investments	(1,673)	2	351	(148)	(385,205)
Net realized and unrealized gain (loss)
on investments	(1,998)	(2)	(3,938)	(179)	(322,719)
Net increase (decrease) in net assets
resulting from operations	$ (2,022)	$ (2)	$ (3,543)	$ (173)	$ (314,556)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING	ING	ING
	ING	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO
	Oppenheimer	Strategic	Strategic	Strategic	Total Return
	Global Portfolio	Income Portfolio	Income Portfolio	Income Portfolio	Portfolio -
	- Service Class	- Adviser Class	- Initial Class	- Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 7	$ 18	$ 6,727	$ 8	$ 39
Total investment income	7	18	6,727	8	39
Expenses:
Mortality, expense risk and
other charges	3	1	1,255	1	3
Total expenses	3	1	1,255	1	3
Net investment income (loss)	4	17	5,472	7	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(14)	53	6	(1)
Capital gains distributions	27	1	450	1	13
Total realized gain (loss) on investments
and capital gains distributions	15	(13)	503	7	12
Net unrealized appreciation
(depreciation) of investments	(191)	(65)	(28,238)	(26)	(70)
Net realized and unrealized gain (loss)
on investments	(176)	(78)	(27,735)	(19)	(58)
Net increase (decrease) in net assets
resulting from operations	$ (172)	$ (61)	$ (22,263)	$ (12)	$ (22)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class	ING Solution 2015 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$ 5,097	$ 393	$ 7	$ 182	$ 518
Total investment income	5,097	393	7	182	518
Expenses:
Mortality, expense risk and
other charges	1,023	46	1	62	266
Total expenses	1,023	46	1	62	266
Net investment income (loss)	4,074	347	6	120	252

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(40)	(328)	(1)	(31)	(11)
Capital gains distributions	1,627	131	2	247	667
Total realized gain (loss) on investments
and capital gains distributions	1,587	(197)	1	216	656
Net unrealized appreciation
(depreciation) of investments	(7,862)	(1,867)	(41)	(3,943)	(10,651)
Net realized and unrealized gain (loss)
on investments	(6,275)	(2,064)	(40)	(3,727)	(9,995)
Net increase (decrease) in net assets
resulting from operations	$ (2,201)	$ (1,717)	$ (34)	$ (3,607)	$ (9,743)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 173	$ 545	$ 142	$ 388	$ 79
Total investment income	173	545	142	388	79
Expenses:
Mortality, expense risk and
other charges	75	337	63	238	35
Total expenses	75	337	63	238	35
Net investment income (loss)	98	208	79	150	44

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(110)	(240)	(75)	(95)	(88)
Capital gains distributions	403	1,200	377	973	258
Total realized gain (loss) on investments
and capital gains distributions	293	960	302	878	170
Net unrealized appreciation
(depreciation) of investments	(6,064)	(18,098)	(5,470)	(14,504)	(4,003)
Net realized and unrealized gain (loss)
on investments	(5,771)	(17,138)	(5,168)	(13,626)	(3,833)
Net increase (decrease) in net assets
resulting from operations	$ (5,673)	$ (16,930)	$ (5,089)	$ (13,476)	$ (3,789)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING Solution	ING Solution
	ING Solution	Growth and	Growth	ING Solution	ING Solution
	2045 Portfolio -	Income Portfolio	Portfolio -	Income Portfolio	Income Portfolio
	Service Class	- Service Class	Service Class	- Adviser Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ 199	$ -	$ -	$ 154	$ 150
Total investment income	199	-	-	154	150
Expenses:
Mortality, expense risk and
other charges	157	1	1	40	67
Total expenses	157	1	1	40	67
Net investment income (loss)	42	(1)	(1)	114	83

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	(26)	(52)	(31)	(202)
Capital gains distributions	604	-	-	152	143
Total realized gain (loss) on investments
and capital gains distributions	613	(26)	(52)	121	(59)
Net unrealized appreciation
(depreciation) of investments	(9,919)	(7)	(7)	(1,905)	(1,545)
Net realized and unrealized gain (loss)
on investments	(9,306)	(33)	(59)	(1,784)	(1,604)
Net increase (decrease) in net assets
resulting from operations	$ (9,264)	$ (34)	$ (60)	$ (1,670)	$ (1,521)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Diversified	Price Diversified
	Mid Cap	Mid Cap	Mid Cap	ING T. Rowe	ING T. Rowe
	Growth	Growth	Growth	Price Growth	Price Growth
	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio	Equity Portfolio
	Adviser Class	Initial Class	Service Class	- Adviser Class	- Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1,404	$ -	$ 3	$ 2,863
Total investment income	-	1,404	-	3	2,863
Expenses:
Mortality, expense risk and
other charges	1	3,195	3	4	2,157
Total expenses	1	3,195	3	4	2,157
Net investment income (loss)	(1)	(1,791)	(3)	(1)	706

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(68)	(1,048)	(26)	(164)	(6,918)
Capital gains distributions	63	49,315	67	88	16,121
Total realized gain (loss) on investments
and capital gains distributions	(5)	48,267	41	(76)	9,203
Net unrealized appreciation
(depreciation) of investments	(174)	(208,361)	(254)	(464)	(120,189)
Net realized and unrealized gain (loss)
on investments	(179)	(160,094)	(213)	(540)	(110,986)
Net increase (decrease) in net assets
resulting from operations	$ (180)	$ (161,885)	$ (216)	$ (541)	$ (110,280)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING T. Rowe	ING Templeton	ING Templeton	ING Templeton
	Price Growth	Foreign Equity	Foreign Equity	Foreign Equity	ING Thornburg
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	- Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 13	$ 4	$ 2,486	$ 1	$ 1
Total investment income	13	4	2,486	1	1
Expenses:
Mortality, expense risk and
other charges	8	-	712	16	2
Total expenses	8	-	712	16	2
Net investment income (loss)	5	4	1,774	(15)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(26)	(17)	(3,433)	(81)	(33)
Capital gains distributions	102	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	76	(17)	(3,433)	(81)	(33)
Net unrealized appreciation
(depreciation) of investments	(750)	(76)	(48,104)	(155)	(179)
Net realized and unrealized gain (loss)
on investments	(674)	(93)	(51,537)	(236)	(212)
Net increase (decrease) in net assets
resulting from operations	$ (669)	$ (89)	$ (49,763)	$ (251)	$ (213)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					ING UBS U.S.
		ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	Small Cap
	ING Thornburg	Large Cap	Large Cap	Large Cap	Growth
	Value Portfolio -	Equity Portfolio	Equity Portfolio	Equity Portfolio	Portfolio -
	Initial Class	- Adviser Class	- Initial Class	- Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 473	$ 1	$ 2,309	$ -	$ -
Total investment income	473	1	2,309	-	-
Expenses:
Mortality, expense risk and
other charges	902	-	1,035	-	2
Total expenses	902	-	1,035	-	2
Net investment income (loss)	(429)	1	1,274	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,171)	-	(10,767)	-	(90)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,171)	-	(10,767)	-	(90)
Net unrealized appreciation
(depreciation) of investments	(40,240)	(24)	(36,911)	(4)	37
Net realized and unrealized gain (loss)
on investments	(43,411)	(24)	(47,678)	(4)	(53)
Net increase (decrease) in net assets
resulting from operations	$ (43,840)	$ (23)	$ (46,404)	$ (4)	$ (55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen	Kampen Equity	Kampen Equity	Kampen Equity
	Comstock	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 9	$ 2,359	$ 18	$ 14,010	$ 9
Total investment income	9	2,359	18	14,010	9
Expenses:
Mortality, expense risk and
other charges	1	647	1	2,750	2
Total expenses	1	647	1	2,750	2
Net investment income (loss)	8	1,712	17	11,260	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(86)	(2,010)	(42)	(159)	(4)
Capital gains distributions	20	3,812	27	15,058	10
Total realized gain (loss) on investments
and capital gains distributions	(66)	1,802	(15)	14,899	6
Net unrealized appreciation
(depreciation) of investments	(77)	(31,217)	(113)	(98,950)	(62)
Net realized and unrealized gain (loss)
on investments	(143)	(29,415)	(128)	(84,051)	(56)
Net increase (decrease) in net assets
resulting from operations	$ (135)	$ (27,703)	$ (111)	$ (72,791)	$ (49)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic
	Allocation	Allocation	Allocation	ING VP Growth	ING VP Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 1,390	$ 1,710	$ 1,907	$ 5	$ 19,275
Total investment income	1,390	1,710	1,907	5	19,275
Expenses:
Mortality, expense risk and
other charges	330	711	613	1	15,196
Total expenses	330	711	613	1	15,196
Net investment income (loss)	1,060	999	1,294	4	4,079

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,155)	(2,661)	(208)	(56)	(101,523)
Capital gains distributions	2,745	9,718	7,461	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,590	7,057	7,253	(56)	(101,523)
Net unrealized appreciation
(depreciation) of investments	(11,399)	(37,541)	(30,451)	(138)	(526,910)
Net realized and unrealized gain (loss)
on investments	(9,809)	(30,484)	(23,198)	(194)	(628,433)
Net increase (decrease) in net assets
resulting from operations	$ (8,749)	$ (29,485)	$ (21,904)	$ (190)	$ (624,354)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 1	Series 2	Series 3	Series 5
Net investment income (loss)
Income:
Dividends	$ 6	$ 31	$ 207	$ 443	$ 8
Total investment income	6	31	207	443	8
Expenses:
Mortality, expense risk and
other charges	2	7	49	282	9
Total expenses	2	7	49	282	9
Net investment income (loss)	4	24	158	161	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17)	(116)	(579)	(16)	(5)
Capital gains distributions	-	83	318	1,024	92
Total realized gain (loss) on investments
and capital gains distributions	(17)	(33)	(261)	1,008	87
Net unrealized appreciation
(depreciation) of investments	(156)	(31)	(197)	(2,178)	(141)
Net realized and unrealized gain (loss)
on investments	(173)	(64)	(458)	(1,170)	(54)
Net increase (decrease) in net assets
resulting from operations	$ (169)	$ (40)	$ (300)	$ (1,009)	$ (55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 47	$ 45	$ 17	$ 3	$ 2
Total investment income	47	45	17	3	2
Expenses:
Mortality, expense risk and
other charges	42	33	15	3	1
Total expenses	42	33	15	3	1
Net investment income (loss)	5	12	2	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(33)	(31)	(12)	(4)	-
Capital gains distributions	400	433	159	32	13
Total realized gain (loss) on investments
and capital gains distributions	367	402	147	28	13
Net unrealized appreciation
(depreciation) of investments	(584)	(569)	(225)	(40)	(18)
Net realized and unrealized gain (loss)
on investments	(217)	(167)	(78)	(12)	(5)
Net increase (decrease) in net assets
resulting from operations	$ (212)	$ (155)	$ (76)	$ (12)	$ (4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING GET U.S. Core Portfolio -			ING Lehman	ING
		ING BlackRock		Brothers U.S.	Opportunistic
		Global Science	ING	Aggregate Bond	Large Cap
		and Technology	International	Index®	Growth
		Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Series 11	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 4	$ 20	$ 375
Total investment income	1	-	4	20	375
Expenses:
Mortality, expense risk and
other charges	1	319	1	4	480
Total expenses	1	319	1	4	480
Net investment income (loss)	-	(319)	3	16	(105)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2,373	(58)	1	(1,150)
Capital gains distributions	6	-	-	3	-
Total realized gain (loss) on investments
and capital gains distributions	6	2,373	(58)	4	(1,150)
Net unrealized appreciation
(depreciation) of investments	(7)	(18,274)	1	31	(25,054)
Net realized and unrealized gain (loss)
on investments	(1)	(15,901)	(57)	35	(26,204)
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ (16,220)	$ (54)	$ 51	$ (26,309)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING
	Opportunistic	ING Russell™	ING Russell™	ING Russell™	ING VP Index
	Large Cap	Large Cap	Mid Cap Index	Small Cap Index	Plus LargeCap
	Value Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1,326	$ 30	$ 18	$ 6	$ 7,572
Total investment income	1,326	30	18	6	7,572
Expenses:
Mortality, expense risk and
other charges	619	5	2	2	3,668
Total expenses	619	5	2	2	3,668
Net investment income (loss)	707	25	16	4	3,904

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(546)	(44)	(88)	(37)	(9,337)
Capital gains distributions	10,413	-	-	-	26,611
Total realized gain (loss) on investments
and capital gains distributions	9,867	(44)	(88)	(37)	17,274
Net unrealized appreciation
(depreciation) of investments	(37,665)	(60)	2	(158)	(184,448)
Net realized and unrealized gain (loss)
on investments	(27,798)	(104)	(86)	(195)	(167,174)
Net increase (decrease) in net assets
resulting from operations	$ (27,091)	$ (79)	$ (70)	$ (191)	$ (163,270)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Plus LargeCap	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 5	$ 4,290	$ 4	$ 1,142	$ -
Total investment income	5	4,290	4	1,142	-
Expenses:
Mortality, expense risk and
other charges	1	2,941	1	1,136	-
Total expenses	1	2,941	1	1,136	-
Net investment income (loss)	4	1,349	3	6	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(49)	6,706	(73)	(613)	(14)
Capital gains distributions	19	40,232	46	7,780	4
Total realized gain (loss) on investments
and capital gains distributions	(30)	46,938	(27)	7,167	(10)
Net unrealized appreciation
(depreciation) of investments	(137)	(183,479)	(123)	(54,249)	(7)
Net realized and unrealized gain (loss)
on investments	(167)	(136,541)	(150)	(47,082)	(17)
Net increase (decrease) in net assets
resulting from operations	$ (163)	$ (135,192)	$ (147)	$ (47,076)	$ (17)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			ING VP
	ING VP Small	ING VP Small	Financial	ING VP	ING VP
	Company	Company	Services	International	International
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -	Value Portfolio -
	Class I	Class S	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 1,196	$ 1	$ 53	$ 3,575	$ 11
Total investment income	1,196	1	53	3,575	11
Expenses:
Mortality, expense risk and
other charges	1,122	-	24	1,215	2
Total expenses	1,122	-	24	1,215	2
Net investment income (loss)	74	1	29	2,360	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(768)	(21)	(1,155)	(5,480)	(149)
Capital gains distributions	15,135	14	200	20,149	75
Total realized gain (loss) on investments
and capital gains distributions	14,367	(7)	(955)	14,669	(74)
Net unrealized appreciation
(depreciation) of investments	(55,736)	(40)	393	(85,517)	(155)
Net realized and unrealized gain (loss)
on investments	(41,369)	(47)	(562)	(70,848)	(229)
Net increase (decrease) in net assets
resulting from operations	$ (41,295)	$ (46)	$ (533)	$ (68,488)	$ (220)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	MidCap	MidCap		SmallCap	SmallCap
	Opportunities	Opportunities	ING VP Real	Opportunities	Opportunities
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Class I	Class S	- Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 870	$ -	$ -
Total investment income	-	-	870	-	-
Expenses:
Mortality, expense risk and
other charges	108	1	338	90	-
Total expenses	108	1	338	90	-
Net investment income (loss)	(108)	(1)	532	(90)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	334	(20)	(14,423)	(28)	(14)
Capital gains distributions	-	-	8,841	1,731	13
Total realized gain (loss) on investments
and capital gains distributions	334	(20)	(5,582)	1,703	(1)
Net unrealized appreciation
(depreciation) of investments	(5,295)	(47)	6,008	(6,117)	(19)
Net realized and unrealized gain (loss)
on investments	(4,961)	(67)	426	(4,414)	(20)
Net increase (decrease) in net assets
resulting from operations	$ (5,069)	$ (68)	$ 958	$ (4,504)	$ (20)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP Money
	Balanced	Intermediate	Intermediate	Market	Janus Adviser
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Portfolio -	Balanced Fund -
	Class I	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 15,681	$ 21,773	$ 13	$ 26,796	$ -
Total investment income	15,681	21,773	13	26,796	-
Expenses:
Mortality, expense risk and
other charges	4,676	4,085	1	4,169	-
Total expenses	4,676	4,085	1	4,169	-
Net investment income (loss)	11,005	17,688	12	22,627	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(28,188)	(4,120)	(10)	1,312	-
Capital gains distributions	40,557	10,193	6	-	-
Total realized gain (loss) on investments
and capital gains distributions	12,369	6,073	(4)	1,312	-
Net unrealized appreciation
(depreciation) of investments	(162,838)	(62,449)	(30)	(14,424)	-
Net realized and unrealized gain (loss)
on investments	(150,469)	(56,376)	(34)	(13,112)	-
Net increase (decrease) in net assets
resulting from operations	$ (139,464)	$ (38,688)	$ (22)	$ 9,515	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					Janus Aspen
			Janus Aspen	Janus Aspen	Series
	Janus Aspen	Janus Aspen	Series Large	Series Mid Cap	Worldwide
	Series Balanced	Series Flexible	Cap Growth	Growth	Growth
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 7	$ 4	$ 1	$ 1	$ 3
Total investment income	7	4	1	1	3
Expenses:
Mortality, expense risk and
other charges	3	1	1	5	3
Total expenses	3	1	1	5	3
Net investment income (loss)	4	3	-	(4)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	-	13	27	26
Capital gains distributions	20	-	-	23	-
Total realized gain (loss) on investments
and capital gains distributions	33	-	13	50	26
Net unrealized appreciation
(depreciation) of investments	(88)	1	(68)	(243)	(156)
Net realized and unrealized gain (loss)
on investments	(55)	1	(55)	(193)	(130)
Net increase (decrease) in net assets
resulting from operations	$ (51)	$ 4	$ (55)	$ (197)	$ (130)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	Lazard U.S.		Loomis Sayles	Lord Abbett	Lord Abbett
	Mid Cap Equity		Small Cap	Mid-Cap Value	Small-Cap
	Portfolio - Open	LKCM Aquinas	Value Fund -	Fund, Inc. -	Value Fund -
	Shares	Growth Fund	Retail Class	Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ 3	$ 18	$ 3
Total investment income	8	-	3	18	3
Expenses:
Mortality, expense risk and
other charges	3	3	1	11	14
Total expenses	3	3	1	11	14
Net investment income (loss)	5	(3)	2	7	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(45)	(1)	(7)	(152)	(57)
Capital gains distributions	-	-	-	55	-
Total realized gain (loss) on investments
and capital gains distributions	(45)	(1)	(7)	(97)	(57)
Net unrealized appreciation
(depreciation) of investments	(165)	(94)	54	(409)	(465)
Net realized and unrealized gain (loss)
on investments	(210)	(95)	47	(506)	(522)
Net increase (decrease) in net assets
resulting from operations	$ (205)	$ (98)	$ 49	$ (499)	$ (533)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	Lord Abbett				Neuberger
	Series Fund -	Massachusetts		Morgan Stanley	Berman Socially
	Mid-Cap Value	Investors	Moderate	U.S. Small Cap	Responsive
	Portfolio -	Growth Stock	Allocation	Value Portfolio -	Fund® - Trust
	Class VC	Fund - Class A	Portfolio	Class I	Class
Net investment income (loss)
Income:
Dividends	$ 1,350	$ 2	$ -	$ 9	$ 15
Total investment income	1,350	2	-	9	15
Expenses:
Mortality, expense risk and
other charges	1,107	6	-	-	21
Total expenses	1,107	6	-	-	21
Net investment income (loss)	243	(4)	-	9	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,263)	27	(3)	(44)	(25)
Capital gains distributions	4,511	-	-	36	33
Total realized gain (loss) on investments
and capital gains distributions	248	27	(3)	(8)	8
Net unrealized appreciation
(depreciation) of investments	(54,679)	(270)	1	(215)	(1,057)
Net realized and unrealized gain (loss)
on investments	(54,431)	(243)	(2)	(223)	(1,049)
Net increase (decrease) in net assets
resulting from operations	$ (54,188)	$ (247)	$ (2)	$ (214)	$ (1,055)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			Oppenheimer	Oppenheimer
	New Perspective	New Perspective	Capital	Developing	Oppenheimer
	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -	Global
	Class R-3	Class R-4	Fund - Class A	Class A	Securities/VA
Net investment income (loss)
Income:
Dividends	$ 60	$ 1,046	$ -	$ 2,505	$ 7
Total investment income	60	1,046	-	2,505	7
Expenses:
Mortality, expense risk and
other charges	10	398	5	1,846	4
Total expenses	10	398	5	1,846	4
Net investment income (loss)	50	648	(5)	659	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(98)	168	10	6,594	(25)
Capital gains distributions	202	2,939	-	37,340	32
Total realized gain (loss) on investments
and capital gains distributions	104	3,107	10	43,934	7
Net unrealized appreciation
(depreciation) of investments	(1,754)	(24,241)	(301)	(155,001)	(203)
Net realized and unrealized gain (loss)
on investments	(1,650)	(21,134)	(291)	(111,067)	(196)
Net increase (decrease) in net assets
resulting from operations	$ (1,600)	$ (20,486)	$ (296)	$ (110,408)	$ (193)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		Oppenheimer
	Oppenheimer	Main Street	Oppenheimer	Oppenheimer
	Main Street	Small Cap	MidCap	Strategic Bond	Pax World
	Fund®/VA	Fund®/VA	Fund/VA	Fund/VA	Balanced Fund
Net investment income (loss)
Income:
Dividends	$ 1	$ 30	$ -	$ 6	$ 1,035
Total investment income	1	30	-	6	1,035
Expenses:
Mortality, expense risk and
other charges	1	64	-	1	558
Total expenses	1	64	-	1	558
Net investment income (loss)	-	(34)	-	5	477

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(223)	(2)	-	(506)
Capital gains distributions	6	329	-	1	624
Total realized gain (loss) on investments
and capital gains distributions	7	106	(2)	1	118
Net unrealized appreciation
(depreciation) of investments	(50)	(2,871)	(13)	(25)	(21,064)
Net realized and unrealized gain (loss)
on investments	(43)	(2,765)	(15)	(24)	(20,946)
Net increase (decrease) in net assets
resulting from operations	$ (43)	$ (2,799)	$ (15)	$ (19)	$ (20,469)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			Pioneer
	PIMCO Real		Emerging	Pioneer Equity	Pioneer High
	Return Portfolio	Pioneer High	Markets VCT	Income VCT	Yield VCT
	- Administrative	Yield Fund -	Portfolio -	Portfolio -	Portfolio -
	Class	Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 2,185	$ 219	$ 88	$ 16	$ 1,435
Total investment income	2,185	219	88	16	1,435
Expenses:
Mortality, expense risk and
other charges	608	21	211	4	173
Total expenses	608	21	211	4	173
Net investment income (loss)	1,577	198	(123)	12	1,262

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(881)	(60)	(2,837)	(300)	(651)
Capital gains distributions	105	37	3,650	68	187
Total realized gain (loss) on investments
and capital gains distributions	(776)	(23)	813	(232)	(464)
Net unrealized appreciation
(depreciation) of investments	(8,434)	(1,613)	(18,300)	101	(7,575)
Net realized and unrealized gain (loss)
on investments	(9,210)	(1,636)	(17,487)	(131)	(8,039)
Net increase (decrease) in net assets
resulting from operations	$ (7,633)	$ (1,438)	$ (17,610)	$ (119)	$ (6,777)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			RiverSource
	Pioneer Mid		Diversified
	Cap Value VCT	Premier VIT	Equity Income	SMALLCAP	T. Rowe Price
	Portfolio -	OpCap Mid Cap	Fund -	World Fund® -	Mid-Cap Value
	Class I	Portfolio	Class R-4	Class R-4	Fund - R Class
Net investment income (loss)
Income:
Dividends	$ 6	$ 6	$ 13	$ -	$ 4
Total investment income	6	6	13	-	4
Expenses:
Mortality, expense risk and
other charges	2	14	4	2	7
Total expenses	2	14	4	2	7
Net investment income (loss)	4	(8)	9	(2)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(132)	(164)	(18)	(77)	(19)
Capital gains distributions	40	156	-	-	11
Total realized gain (loss) on investments
and capital gains distributions	(92)	(8)	(18)	(77)	(8)
Net unrealized appreciation
(depreciation) of investments	36	(1,105)	(251)	(150)	(367)
Net realized and unrealized gain (loss)
on investments	(56)	(1,113)	(269)	(227)	(375)
Net increase (decrease) in net assets
resulting from operations	$ (52)	$ (1,121)	$ (260)	$ (229)	$ (378)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	T. Rowe Price	Templeton	Templeton
	Value Fund -	Foreign Fund -	Global Bond	Diversified	Equity Income
	Advisor Class	Class A	Fund - Class A	Value Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 1	$ 31	$ 8,285	$ 3	$ 9
Total investment income	1	31	8,285	3	9
Expenses:
Mortality, expense risk and
other charges	1	11	980	1	3
Total expenses	1	11	980	1	3
Net investment income (loss)	-	20	7,305	2	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(92)	440	(1)	(33)
Capital gains distributions	-	195	-	6	24
Total realized gain (loss) on investments
and capital gains distributions	(1)	103	440	5	(9)
Net unrealized appreciation
(depreciation) of investments	(27)	(749)	(3,683)	(51)	(93)
Net realized and unrealized gain (loss)
on investments	(28)	(646)	(3,243)	(46)	(102)
Net increase (decrease) in net assets
resulting from operations	$ (28)	$ (626)	$ 4,062	$ (44)	$ (96)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					Washington
					Mutual
	Small Company				Investors
	Growth	Wanger			FundSM, Inc. -
	Portfolio	International	Wanger Select	Wanger USA	Class R-3
Net investment income (loss)
Income:
Dividends	$ -	$ 82	$ -	$ -	$ 105
Total investment income	-	82	-	-	105
Expenses:
Mortality, expense risk and
other charges	1	76	471	179	34
Total expenses	1	76	471	179	34
Net investment income (loss)	(1)	6	(471)	(179)	71

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(1,593)	(352)	(280)	(64)
Capital gains distributions	8	1,238	1,728	2,251	88
Total realized gain (loss) on investments
and capital gains distributions	7	(355)	1,376	1,971	24
Net unrealized appreciation
(depreciation) of investments	(45)	(5,402)	(35,291)	(11,029)	(1,954)
Net realized and unrealized gain (loss)
on investments	(38)	(5,757)	(33,915)	(9,058)	(1,930)
Net increase (decrease) in net assets
resulting from operations	$ (39)	$ (5,751)	$ (34,386)	$ (9,237)	$ (1,859)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	Washington
	Mutual	Wells Fargo
	Investors	Advantage
	FundSM, Inc. -	Small Cap Value
	Class R-4	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 1,949	$ -
Total investment income	1,949	-
Expenses:
Mortality, expense risk and
other charges	783	1
Total expenses	783	1
Net investment income (loss)	1,166	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(384)	(8)
Capital gains distributions	1,363	-
Total realized gain (loss) on investments
and capital gains distributions	979	(8)
Net unrealized appreciation
(depreciation) of investments	(33,169)	(23)
Net realized and unrealized gain (loss)
on investments	(32,190)	(31)
Net increase (decrease) in net assets
resulting from operations	$ (31,024)	$ (32)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	AIM Mid Cap Core Equity Fund - Class A	AIM Small Cap Growth Fund - Class A	AIM Global Health Care Fund - Investor Class	AIM V.I. Capital Appreciation Fund - Series I Shares

Net assets at January 1, 2007	$ 234	$ 17	$ 114	$ 32,996

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(2)	(363)
Total realized gain (loss) on investments and
capital gains distributions	44	5	13	1,891
Net unrealized appreciation (depreciation)
of investments	(23)	(3)	-	1,877
Net increase (decrease) in net assets from operations	22	2	11	3,405
Changes from contract transactions:
Total unit transactions	14	15	19	(2,945)
Net increase (decrease) in assets derived from
principal transactions	14	15	19	(2,945)
Total increase (decrease) in net assets	36	17	30	460
Net assets at December 31, 2007	270	34	144	33,456

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(2)	(270)
Total realized gain (loss) on investments and
capital gains distributions	(19)	(8)	-	831
Net unrealized appreciation (depreciation)
of investments	(65)	(11)	(44)	(14,466)
Net increase (decrease) in net assets from operations	(84)	(19)	(46)	(13,905)
Changes from contract transactions:
Total unit transactions	46	5	24	(1,680)
Net increase (decrease) in assets derived from
principal transactions	46	5	24	(1,680)
Total increase (decrease) in net assets	(38)	(14)	(22)	(15,585)
Net assets at December 31, 2008	$ 232	$ 20	$ 122	$ 17,871

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Allianz NFJ
			AllianceBernstein	Large-Cap
	AIM V.I. Core	AllianceBernstein	Growth and	Value Fund -
	Equity Fund -	Growth and Income	Income Portfolio -	Institutional
	Series I Shares	Fund, Inc. - Class A	Class A	Class
Net assets at January 1, 2007	$ 49,719	$ 65	$ 557	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	13	-	2	-
Total realized gain (loss) on investments and
capital gains distributions	1,463	11	51	-
Net unrealized appreciation (depreciation)
of investments	1,934	(9)	(28)	-
Net increase (decrease) in net assets from operations	3,410	2	25	-
Changes from contract transactions:
Total unit transactions	(4,904)	53	63	-
Net increase (decrease) in assets derived from
principal transactions	(4,904)	53	63	-
Total increase (decrease) in net assets	(1,494)	55	88	-
Net assets at December 31, 2007	48,225	120	645	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	466	2	5	8
Total realized gain (loss) on investments and
capital gains distributions	1,359	(5)	60	(120)
Net unrealized appreciation (depreciation)
of investments	(16,338)	(78)	(321)	(110)
Net increase (decrease) in net assets from operations	(14,513)	(81)	(256)	(222)
Changes from contract transactions:
Total unit transactions	(2,058)	107	(18)	802
Net increase (decrease) in assets derived from
principal transactions	(2,058)	107	(18)	802
Total increase (decrease) in net assets	(16,571)	26	(274)	580
Net assets at December 31, 2008	$ 31,654	$ 146	$ 371	$ 580

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Allianz NFJ			American
	Small-Cap			Balanced
	Value Fund -	Amana Growth	Amana Income	Fund® -
	Class A	Fund	Fund	Class R-3
Net assets at January 1, 2007	$ 477	$ -	$ -	$ 5,014

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	-	-	91
Total realized gain (loss) on investments and
capital gains distributions	62	-	-	206
Net unrealized appreciation (depreciation)
of investments	(42)	-	-	(7)
Net increase (decrease) in net assets from operations	24	-	-	290
Changes from contract transactions:
Total unit transactions	(47)	-	-	1,057
Net increase (decrease) in assets derived from
principal transactions	(47)	-	-	1,057
Total increase (decrease) in net assets	(23)	-	-	1,347
Net assets at December 31, 2007	454	-	-	6,361

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	113
Total realized gain (loss) on investments and
capital gains distributions	9	-	-	(50)
Net unrealized appreciation (depreciation)
of investments	(140)	1	1	(1,566)
Net increase (decrease) in net assets from operations	(131)	1	1	(1,503)
Changes from contract transactions:
Total unit transactions	13	35	45	(792)
Net increase (decrease) in assets derived from
principal transactions	13	35	45	(792)
Total increase (decrease) in net assets	(118)	36	46	(2,295)
Net assets at December 31, 2008	$ 336	$ 36	$ 46	$ 4,066

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	American			Artisan
	Century Income	Ariel		International
	& Growth Fund	Appreciation		Fund - Investor
	- A Class	Fund	Ariel Fund	Shares
Net assets at January 1, 2007	$ 5,990	$ 629	$ 660	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	13	(4)	(7)	-
Total realized gain (loss) on investments and
capital gains distributions	950	69	72	-
Net unrealized appreciation (depreciation)
of investments	(1,042)	(83)	(101)	-
Net increase (decrease) in net assets from operations	(79)	(18)	(36)	-
Changes from contract transactions:
Total unit transactions	(314)	(33)	214	-
Net increase (decrease) in assets derived from
principal transactions	(314)	(33)	214	-
Total increase (decrease) in net assets	(393)	(51)	178	-
Net assets at December 31, 2007	5,597	578	838	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	(2)	2	3
Total realized gain (loss) on investments and
capital gains distributions	(228)	29	(68)	(43)
Net unrealized appreciation (depreciation)
of investments	(1,827)	(284)	(363)	(33)
Net increase (decrease) in net assets from operations	(2,031)	(257)	(429)	(73)
Changes from contract transactions:
Total unit transactions	139	74	229	397
Net increase (decrease) in assets derived from
principal transactions	139	74	229	397
Total increase (decrease) in net assets	(1,892)	(183)	(200)	324
Net assets at December 31, 2008	$ 3,705	$ 395	$ 638	$ 324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	The Bond Fund	Calvert Social	Capital One	ColumbiaSM
	of AmericaSM,	Balanced	Mid Cap Equity	Acorn Fund® -
	Inc. - Class R-4	Portfolio	Fund - Class A	Class Z
Net assets at January 1, 2007	$ -	$ 65,397	$ 96	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	801	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	-	2,760	14	-
Net unrealized appreciation (depreciation)
of investments	-	(2,483)	(12)	-
Net increase (decrease) in net assets from operations	-	1,078	1	-
Changes from contract transactions:
Total unit transactions	-	(7,007)	(10)	-
Net increase (decrease) in assets derived from
principal transactions	-	(7,007)	(10)	-
Total increase (decrease) in net assets	-	(5,929)	(9)	-
Net assets at December 31, 2007	-	59,468	87	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	33	676	(1)	1
Total realized gain (loss) on investments and
capital gains distributions	(77)	(853)	(58)	(50)
Net unrealized appreciation (depreciation)
of investments	(82)	(17,531)	14	(283)
Net increase (decrease) in net assets from operations	(126)	(17,708)	(45)	(332)
Changes from contract transactions:
Total unit transactions	2,055	(5,870)	(42)	1,139
Net increase (decrease) in assets derived from
principal transactions	2,055	(5,870)	(42)	1,139
Total increase (decrease) in net assets	1,929	(23,578)	(87)	807
Net assets at December 31, 2008	$ 1,929	$ 35,890	$ -	$ 807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Columbia Mid	Columbia Mid	DWS Equity	EuroPacific
	Cap Value Fund	Cap Value Fund	500 Index Fund	Growth Fund®
	- Class A	- Class Z	- Class S	- Class R-3
Net assets at January 1, 2007	$ -	$ -	$ 167	$ 3,767

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	2	109
Total realized gain (loss) on investments and
capital gains distributions	-	-	4	789
Net unrealized appreciation (depreciation)
of investments	-	-	2	189
Net increase (decrease) in net assets from operations	-	-	8	1,087
Changes from contract transactions:
Total unit transactions	-	-	53	4,740
Net increase (decrease) in assets derived from
principal transactions	-	-	53	4,740
Total increase (decrease) in net assets	-	-	61	5,827
Net assets at December 31, 2007	-	-	228	9,594

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	6	2	110
Total realized gain (loss) on investments and
capital gains distributions	(19)	(25)	(5)	416
Net unrealized appreciation (depreciation)
of investments	(61)	(194)	(96)	(5,005)
Net increase (decrease) in net assets from operations	(72)	(213)	(99)	(4,479)
Changes from contract transactions:
Total unit transactions	1,647	774	39	2,137
Net increase (decrease) in assets derived from
principal transactions	1,647	774	39	2,137
Total increase (decrease) in net assets	1,575	561	(60)	(2,342)
Net assets at December 31, 2008	$ 1,575	$ 561	$ 168	$ 7,252

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Equity-Income	Growth
	Growth Fund®	Special Values	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Initial Class	Initial Class
Net assets at January 1, 2007	$ 141,230	$ 105,934	$ 455,731	$ 295,822

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,066	64	3,389	(665)
Total realized gain (loss) on investments and
capital gains distributions	17,925	19,811	42,721	(13,059)
Net unrealized appreciation (depreciation)
of investments	8,161	(29,475)	(42,979)	84,086
Net increase (decrease) in net assets from operations	28,152	(9,600)	3,131	70,362
Changes from contract transactions:
Total unit transactions	43,512	(1,772)	(32,334)	(36,470)
Net increase (decrease) in assets derived from
principal transactions	43,512	(1,772)	(32,334)	(36,470)
Total increase (decrease) in net assets	71,664	(11,372)	(29,203)	33,892
Net assets at December 31, 2007	212,894	94,562	426,528	329,714

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,254	28	4,655	(560)
Total realized gain (loss) on investments and
capital gains distributions	8,005	(4,341)	(8,493)	(11,477)
Net unrealized appreciation (depreciation)
of investments	(111,600)	(25,388)	(167,463)	(137,412)
Net increase (decrease) in net assets from operations	(101,341)	(29,701)	(171,301)	(149,449)
Changes from contract transactions:
Total unit transactions	44,205	(2,705)	(41,916)	(21,170)
Net increase (decrease) in assets derived from
principal transactions	44,205	(2,705)	(41,916)	(21,170)
Total increase (decrease) in net assets	(57,136)	(32,406)	(213,217)	(170,619)
Net assets at December 31, 2008	$ 155,758	$ 62,156	$ 213,311	$ 159,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Overseas	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2007	$ 7,752	$ 51,710	$ 1,176,582	$ 128,845

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	550	1,300	(778)	3,367
Total realized gain (loss) on investments and
capital gains distributions	(31)	7,491	362,570	156
Net unrealized appreciation (depreciation)
of investments	(389)	(637)	(173,527)	2,132
Net increase (decrease) in net assets from operations	130	8,154	188,265	5,655
Changes from contract transactions:
Total unit transactions	(326)	834	(53,290)	(7,802)
Net increase (decrease) in assets derived from
principal transactions	(326)	834	(53,290)	(7,802)
Total increase (decrease) in net assets	(196)	8,988	134,975	(2,147)
Net assets at December 31, 2007	7,556	60,698	1,311,557	126,698

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	488	686	241	1,216
Total realized gain (loss) on investments and
capital gains distributions	(251)	6,331	20,067	406
Net unrealized appreciation (depreciation)
of investments	(2,028)	(32,555)	(575,536)	(47,617)
Net increase (decrease) in net assets from operations	(1,791)	(25,538)	(555,228)	(45,995)
Changes from contract transactions:
Total unit transactions	(749)	(5,495)	(34,065)	(5,564)
Net increase (decrease) in assets derived from
principal transactions	(749)	(5,495)	(34,065)	(5,564)
Total increase (decrease) in net assets	(2,540)	(31,033)	(589,293)	(51,559)
Net assets at December 31, 2008	$ 5,016	$ 29,665	$ 722,264	$ 75,139

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Asset		Franklin Small-
	Mid Cap	ManagerSM	Mutual	Mid Cap
	Portfolio -	Portfolio -	Discovery Fund	Growth Fund -
	Initial Class	Initial Class	- Class R	Class A
Net assets at January 1, 2007	$ 5,451	$ 18,360	$ 1,438	$ 556

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	71	986	30	(8)
Total realized gain (loss) on investments and
capital gains distributions	554	535	82	135
Net unrealized appreciation (depreciation)
of investments	341	995	39	(69)
Net increase (decrease) in net assets from operations	966	2,516	151	58
Changes from contract transactions:
Total unit transactions	3,555	(616)	856	153
Net increase (decrease) in assets derived from
principal transactions	3,555	(616)	856	153
Total increase (decrease) in net assets	4,521	1,900	1,007	211
Net assets at December 31, 2007	9,972	20,260	2,445	767

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	49	345	11	(4)
Total realized gain (loss) on investments and
capital gains distributions	1,221	1,670	108	(39)
Net unrealized appreciation (depreciation)
of investments	(5,975)	(8,664)	(884)	(243)
Net increase (decrease) in net assets from operations	(4,705)	(6,649)	(765)	(286)
Changes from contract transactions:
Total unit transactions	2,739	1,949	387	(85)
Net increase (decrease) in assets derived from
principal transactions	2,739	1,949	387	(85)
Total increase (decrease) in net assets	(1,966)	(4,700)	(378)	(371)
Net assets at December 31, 2008	$ 8,006	$ 15,560	$ 2,067	$ 396

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Franklin Small			The Growth
	Cap Value	Fundamental	Fundamental	Fund of
	Securities Fund	Investors, Inc. -	Investors, Inc. -	America® -
	- Class 2	Class R-3	Class R-4	Class R-3
Net assets at January 1, 2007	$ 88,521	$ -	$ -	$ 7,813

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(354)	-	-	17
Total realized gain (loss) on investments and
capital gains distributions	10,632	-	-	884
Net unrealized appreciation (depreciation)
of investments	(13,832)	-	-	(45)
Net increase (decrease) in net assets from operations	(3,554)	-	-	856
Changes from contract transactions:
Total unit transactions	6,669	-	-	3,773
Net increase (decrease) in assets derived from
principal transactions	6,669	-	-	3,773
Total increase (decrease) in net assets	3,115	-	-	4,629
Net assets at December 31, 2007	91,636	-	-	12,442

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	189	-	28	(8)
Total realized gain (loss) on investments and
capital gains distributions	6,374	-	(83)	(22)
Net unrealized appreciation (depreciation)
of investments	(37,896)	-	(1,214)	(5,721)
Net increase (decrease) in net assets from operations	(31,333)	-	(1,269)	(5,751)
Changes from contract transactions:
Total unit transactions	3,170	13	9,549	2,867
Net increase (decrease) in assets derived from
principal transactions	3,170	13	9,549	2,867
Total increase (decrease) in net assets	(28,163)	13	8,280	(2,884)
Net assets at December 31, 2008	$ 63,473	$ 13	$ 8,280	$ 9,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	The Growth	The Income
	Fund of	Fund of	ING Financial
	America® -	America® -	Services Fund -	ING Real Estate
	Class R-4	Class R-3	Class A	Fund - Class A
Net assets at January 1, 2007	$ 196,584	$ 1,032	$ 84	$ 2,373

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	178	34	1	42
Total realized gain (loss) on investments and
capital gains distributions	17,791	96	18	321
Net unrealized appreciation (depreciation)
of investments	2,330	(114)	(37)	(765)
Net increase (decrease) in net assets from operations	20,299	16	(18)	(402)
Changes from contract transactions:
Total unit transactions	31,895	612	70	(48)
Net increase (decrease) in assets derived from
principal transactions	31,895	612	70	(48)
Total increase (decrease) in net assets	52,194	628	52	(450)
Net assets at December 31, 2007	248,778	1,660	136	1,923

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(20)	61	1	42
Total realized gain (loss) on investments and
capital gains distributions	382	(31)	(8)	(103)
Net unrealized appreciation (depreciation)
of investments	(110,408)	(621)	(56)	(668)
Net increase (decrease) in net assets from operations	(110,046)	(591)	(63)	(729)
Changes from contract transactions:
Total unit transactions	42,388	466	28	163
Net increase (decrease) in assets derived from
principal transactions	42,388	466	28	163
Total increase (decrease) in net assets	(67,658)	(125)	(35)	(566)
Net assets at December 31, 2008	$ 181,120	$ 1,535	$ 101	$ 1,357

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING BlackRock
			ING	Large Cap
		ING	AllianceBernstein	Growth
	ING GNMA	Intermediate	Mid Cap Growth	Portfolio -
	Income Fund -	Bond Fund -	Portfolio - Service	Institutional
	Class A	Class A	Class	Class
Net assets at January 1, 2007	$ 973	$ 1,633	$ 3,286	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	36	85	(33)	(879)
Total realized gain (loss) on investments and
capital gains distributions	(4)	(8)	(317)	-
Net unrealized appreciation (depreciation)
of investments	25	35	554	(1,934)
Net increase (decrease) in net assets from operations	57	112	204	(2,813)
Changes from contract transactions:
Total unit transactions	375	1,319	401	118,751
Net increase (decrease) in assets derived from
principal transactions	375	1,319	401	118,751
Total increase (decrease) in net assets	432	1,431	605	115,938
Net assets at December 31, 2007	1,405	3,064	3,891	115,938

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	61	124	(31)	(754)
Total realized gain (loss) on investments and
capital gains distributions	-	75	53	6,021
Net unrealized appreciation (depreciation)
of investments	80	(577)	(1,906)	(49,073)
Net increase (decrease) in net assets from operations	141	(378)	(1,884)	(43,806)
Changes from contract transactions:
Total unit transactions	1,289	795	26	(8,829)
Net increase (decrease) in assets derived from
principal transactions	1,289	795	26	(8,829)
Total increase (decrease) in net assets	1,430	417	(1,858)	(52,635)
Net assets at December 31, 2008	$ 2,835	$ 3,481	$ 2,033	$ 63,303

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING BlackRock	ING BlackRock
	Large Cap	Large Cap	ING Evergreen
	Growth	Growth	Health Sciences ING Evergreen
	Portfolio -	Portfolio -	Portfolio -	Omega Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class
Net assets at January 1, 2007	$ -	$ -	$ 4,440	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(48)	-
Total realized gain (loss) on investments and
capital gains distributions	1	-	395	-
Net unrealized appreciation (depreciation)
of investments	-	(2)	13	-
Net increase (decrease) in net assets from operations	1	(2)	360	-
Changes from contract transactions:
Total unit transactions	42	149	1,456	-
Net increase (decrease) in assets derived from
principal transactions	42	149	1,456	-
Total increase (decrease) in net assets	43	147	1,816	-
Net assets at December 31, 2007	43	147	6,256	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(52)	-
Total realized gain (loss) on investments and
capital gains distributions	7	(11)	286	(1)
Net unrealized appreciation (depreciation)
of investments	(47)	(52)	(2,687)	-
Net increase (decrease) in net assets from operations	(40)	(63)	(2,453)	(1)
Changes from contract transactions:
Total unit transactions	83	(5)	3,395	36
Net increase (decrease) in assets derived from
principal transactions	83	(5)	3,395	36
Total increase (decrease) in net assets	43	(68)	942	35
Net assets at December 31, 2008	$ 86	$ 79	$ 7,198	$ 35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Global	ING Global
	ING FMRSM	Real Estate	Resources	ING Global
	Diversified Mid	Portfolio -	Portfolio -	Resources
	Cap Portfolio -	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Service Class
Net assets at January 1, 2007	$ 14,604	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(154)	-	-	(869)
Total realized gain (loss) on investments and
capital gains distributions	403	-	-	10,253
Net unrealized appreciation (depreciation)
of investments	1,812	-	4	18,114
Net increase (decrease) in net assets from operations	2,061	-	4	27,498
Changes from contract transactions:
Total unit transactions	2,778	-	40	81,933
Net increase (decrease) in assets derived from
principal transactions	2,778	-	40	81,933
Total increase (decrease) in net assets	4,839	-	44	109,431
Net assets at December 31, 2007	19,443	-	44	109,431

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(121)	1	814
Total realized gain (loss) on investments and
capital gains distributions	1,477	(913)	6	16,984
Net unrealized appreciation (depreciation)
of investments	(11,681)	(15,512)	(24)	(74,214)
Net increase (decrease) in net assets from operations	(10,209)	(16,546)	(17)	(56,416)
Changes from contract transactions:
Total unit transactions	12,203	52,513	(2)	20,558
Net increase (decrease) in assets derived from
principal transactions	12,203	52,513	(2)	20,558
Total increase (decrease) in net assets	1,994	35,967	(19)	(35,858)
Net assets at December 31, 2008	$ 21,437	$ 35,967	$ 25	$ 73,573

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING JPMorgan
		ING JPMorgan	Emerging	ING JPMorgan
	ING Janus	Emerging	Markets Equity	Emerging
	Contrarian	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2007	$ -	$ 57	$ 29,171	$ 21,610

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	1	58	(32)
Total realized gain (loss) on investments and
capital gains distributions	2	19	3,940	2,380
Net unrealized appreciation (depreciation)
of investments	13	30	6,939	6,767
Net increase (decrease) in net assets from operations	10	50	10,937	9,115
Changes from contract transactions:
Total unit transactions	4,601	261	3,723	9,448
Net increase (decrease) in assets derived from
principal transactions	4,601	261	3,723	9,448
Total increase (decrease) in net assets	4,611	311	14,660	18,563
Net assets at December 31, 2007	4,611	368	43,831	40,173

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	9	512	387
Total realized gain (loss) on investments and
capital gains distributions	750	(101)	3,302	2,968
Net unrealized appreciation (depreciation)
of investments	(5,728)	(153)	(25,117)	(22,553)
Net increase (decrease) in net assets from operations	(4,972)	(245)	(21,303)	(19,198)
Changes from contract transactions:
Total unit transactions	7,766	48	(4,081)	(5,250)
Net increase (decrease) in assets derived from
principal transactions	7,766	48	(4,081)	(5,250)
Total increase (decrease) in net assets	2,794	(197)	(25,384)	(24,448)
Net assets at December 31, 2008	$ 7,405	$ 171	$ 18,447	$ 15,725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING JPMorgan
		Value	ING JPMorgan
	ING JPMorgan	Opportunities	Value	ING Julius Baer
	Small Cap Core	Portfolio -	Opportunities	Foreign
	Equity Portfolio	Institutional	Portfolio -	Portfolio -
	- Service Class	Class	Service Class	Service Class
Net assets at January 1, 2007	$ 1,643	$ 26	$ 824	$ 30,166

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(22)	1	7	(456)
Total realized gain (loss) on investments and
capital gains distributions	166	9	128	3,915
Net unrealized appreciation (depreciation)
of investments	(257)	(12)	(217)	2,669
Net increase (decrease) in net assets from operations	(113)	(2)	(82)	6,128
Changes from contract transactions:
Total unit transactions	938	48	1,097	23,557
Net increase (decrease) in assets derived from
principal transactions	938	48	1,097	23,557
Total increase (decrease) in net assets	825	46	1,015	29,685
Net assets at December 31, 2007	2,468	72	1,839	59,851

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	1	32	(495)
Total realized gain (loss) on investments and
capital gains distributions	38	(16)	(87)	4,598
Net unrealized appreciation (depreciation)
of investments	(903)	(8)	(626)	(31,754)
Net increase (decrease) in net assets from operations	(875)	(23)	(681)	(27,651)
Changes from contract transactions:
Total unit transactions	536	(21)	(32)	1,138
Net increase (decrease) in assets derived from
principal transactions	536	(21)	(32)	1,138
Total increase (decrease) in net assets	(339)	(44)	(713)	(26,513)
Net assets at December 31, 2008	$ 2,129	$ 28	$ 1,126	$ 33,338

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Lord
		Abbett	ING Lord	ING Marsico
	ING Legg	Affiliated	Abbett	Growth
	Mason Value	Portfolio -	Affiliated	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2007	$ 3,415	$ 1,068	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(45)	(572)	6	-
Total realized gain (loss) on investments and
capital gains distributions	136	232	11	-
Net unrealized appreciation (depreciation)
of investments	(434)	2,393	(30)	-
Net increase (decrease) in net assets from operations	(343)	2,053	(13)	-
Changes from contract transactions:
Total unit transactions	1,322	128,642	529	-
Net increase (decrease) in assets derived from
principal transactions	1,322	128,642	529	-
Total increase (decrease) in net assets	979	130,695	516	-
Net assets at December 31, 2007	4,394	131,763	516	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(29)	2,313	13	13
Total realized gain (loss) on investments and
capital gains distributions	(944)	9,152	66	(350)
Net unrealized appreciation (depreciation)
of investments	(1,123)	(57,524)	(350)	(2,548)
Net increase (decrease) in net assets from operations	(2,096)	(46,059)	(271)	(2,885)
Changes from contract transactions:
Total unit transactions	(850)	(12,544)	261	8,099
Net increase (decrease) in assets derived from
principal transactions	(850)	(12,544)	261	8,099
Total increase (decrease) in net assets	(2,946)	(58,603)	(10)	5,214
Net assets at December 31, 2008	$ 1,448	$ 73,160	$ 506	$ 5,214

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Marsico	ING Marsico
	ING Marsico	International	International
	Growth	Opportunities	Opportunities	ING MFS Total
	Portfolio -	Portfolio -	Portfolio -	Return Portfolio
	Service Class	Adviser Class	Service Class	- Adviser Class
Net assets at January 1, 2007	$ 2,747	$ -	$ 7,306	$ 45

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(36)	-	(2)	3
Total realized gain (loss) on investments and
capital gains distributions	148	-	1,033	11
Net unrealized appreciation (depreciation)
of investments	278	(2)	569	(18)
Net increase (decrease) in net assets from operations	390	(2)	1,600	(4)
Changes from contract transactions:
Total unit transactions	1,190	66	3,645	526
Net increase (decrease) in assets derived from
principal transactions	1,190	66	3,645	526
Total increase (decrease) in net assets	1,580	64	5,245	522
Net assets at December 31, 2007	4,327	64	12,551	567

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	-	1	24
Total realized gain (loss) on investments and
capital gains distributions	120	(41)	458	(25)
Net unrealized appreciation (depreciation)
of investments	(600)	(33)	(6,943)	(159)
Net increase (decrease) in net assets from operations	(494)	(74)	(6,484)	(160)
Changes from contract transactions:
Total unit transactions	(3,527)	75	341	90
Net increase (decrease) in assets derived from
principal transactions	(3,527)	75	341	90
Total increase (decrease) in net assets	(4,021)	1	(6,143)	(70)
Net assets at December 31, 2008	$ 306	$ 65	$ 6,408	$ 497

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING
	ING MFS Total		ING MFS	Oppenheimer
	Return Portfolio	ING MFS Total	Utilities	Main Street
	- Institutional	Return Portfolio	Portfolio -	Portfolio® -
	Class	- Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 269	$ 36,559	$ 13,022	$ 825

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(317)	638	(51)	(3)
Total realized gain (loss) on investments and
capital gains distributions	17	2,370	3,078	102
Net unrealized appreciation (depreciation)
of investments	858	(1,896)	2,510	(81)
Net increase (decrease) in net assets from operations	558	1,112	5,537	18
Changes from contract transactions:
Total unit transactions	80,319	(4,067)	18,964	1,161
Net increase (decrease) in assets derived from
principal transactions	80,319	(4,067)	18,964	1,161
Total increase (decrease) in net assets	80,877	(2,955)	24,501	1,179
Net assets at December 31, 2007	81,146	33,604	37,523	2,004

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,506	1,362	775	31
Total realized gain (loss) on investments and
capital gains distributions	4,166	1,275	3,714	(453)
Net unrealized appreciation (depreciation)
of investments	(24,202)	(9,967)	(20,213)	(434)
Net increase (decrease) in net assets from operations	(16,530)	(7,330)	(15,724)	(856)
Changes from contract transactions:
Total unit transactions	(12,962)	(3,924)	2,976	194
Net increase (decrease) in assets derived from
principal transactions	(12,962)	(3,924)	2,976	194
Total increase (decrease) in net assets	(29,492)	(11,254)	(12,748)	(662)
Net assets at December 31, 2008	$ 51,654	$ 22,350	$ 24,775	$ 1,342

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING PIMCO		ING Pioneer
	High Yield	ING PIMCO	Equity Income	ING Pioneer
	Portfolio -	High Yield	Portfolio -	Fund Portfolio -
	Institutional	Portfolio -	Institutional	Institutional
	Class	Service Class	Class	Class
Net assets at January 1, 2007	$ 247	$ 5,070	$ -	$ 2,509

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	27	331	1,448	(31)
Total realized gain (loss) on investments and
capital gains distributions	(8)	11	74	217
Net unrealized appreciation (depreciation)
of investments	(14)	(257)	(5,352)	14
Net increase (decrease) in net assets from operations	5	85	(3,830)	200
Changes from contract transactions:
Total unit transactions	548	567	160,312	13,780
Net increase (decrease) in assets derived from
principal transactions	548	567	160,312	13,780
Total increase (decrease) in net assets	553	652	156,482	13,980
Net assets at December 31, 2007	800	5,722	156,482	16,489

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	56	404	2,906	421
Total realized gain (loss) on investments and
capital gains distributions	(79)	(586)	(2,534)	261
Net unrealized appreciation (depreciation)
of investments	(157)	(1,227)	(48,595)	(6,636)
Net increase (decrease) in net assets from operations	(180)	(1,409)	(48,223)	(5,954)
Changes from contract transactions:
Total unit transactions	(11)	149	3,109	1,096
Net increase (decrease) in assets derived from
principal transactions	(11)	149	3,109	1,096
Total increase (decrease) in net assets	(191)	(1,260)	(45,114)	(4,858)
Net assets at December 31, 2008	$ 609	$ 4,462	$ 111,368	$ 11,631

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING Pioneer
		ING Pioneer	Mid Cap Value	ING Pioneer
	ING Pioneer	Mid Cap Value	Portfolio -	Mid Cap Value
	Fund Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2007	$ 25	$ -	$ 783	$ 6

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	(383)	-
Total realized gain (loss) on investments and
capital gains distributions	2	-	16	-
Net unrealized appreciation (depreciation)
of investments	(1)	-	(2,175)	-
Net increase (decrease) in net assets from operations	-	-	(2,542)	-
Changes from contract transactions:
Total unit transactions	86	-	98,750	10
Net increase (decrease) in assets derived from
principal transactions	86	-	98,750	10
Total increase (decrease) in net assets	86	-	96,208	10
Net assets at December 31, 2007	111	-	96,991	16

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	-	996	3
Total realized gain (loss) on investments and
capital gains distributions	2	(1)	2,997	9
Net unrealized appreciation (depreciation)
of investments	(53)	(1)	(36,707)	(74)
Net increase (decrease) in net assets from operations	(48)	(2)	(32,714)	(62)
Changes from contract transactions:
Total unit transactions	46	4	1,187	250
Net increase (decrease) in assets derived from
principal transactions	46	4	1,187	250
Total increase (decrease) in net assets	(2)	2	(31,527)	188
Net assets at December 31, 2008	$ 109	$ 2	$ 65,464	$ 204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING T. Rowe
	ING Stock	Price Capital	ING T. Rowe	ING T. Rowe
	Index Portfolio -	Appreciation	Price Equity	Price Equity
	Institutional	Portfolio -	Income Portfolio	Income Portfolio
	Class	Service Class	- Adviser Class	- Service Class
Net assets at January 1, 2007	$ 3,625	$ 86,924	$ 215	$ 87,796

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	47	951	5	370
Total realized gain (loss) on investments and
capital gains distributions	192	12,895	36	5,033
Net unrealized appreciation (depreciation)
of investments	(63)	(11,663)	(61)	(3,764)
Net increase (decrease) in net assets from operations	176	2,183	(20)	1,639
Changes from contract transactions:
Total unit transactions	(213)	79,883	956	12,269
Net increase (decrease) in assets derived from
principal transactions	(213)	79,883	956	12,269
Total increase (decrease) in net assets	(37)	82,066	936	13,908
Net assets at December 31, 2007	3,588	168,990	1,151	101,704

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	112	6,214	32	3,165
Total realized gain (loss) on investments and
capital gains distributions	24	15,596	8	7,576
Net unrealized appreciation (depreciation)
of investments	(1,486)	(79,630)	(532)	(49,945)
Net increase (decrease) in net assets from operations	(1,350)	(57,820)	(492)	(39,204)
Changes from contract transactions:
Total unit transactions	134	47,698	259	12,008
Net increase (decrease) in assets derived from
principal transactions	134	47,698	259	12,008
Total increase (decrease) in net assets	(1,216)	(10,122)	(233)	(27,196)
Net assets at December 31, 2008	$ 2,372	$ 158,868	$ 918	$ 74,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING Van
	ING Templeton		Kampen Capital	ING Van
	Global Growth	ING Templeton	Growth	Kampen Capital
	Portfolio -	Global Growth	Portfolio -	Growth
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2007	$ -	$ 1,421	$ -	$ 14

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(2)	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	144	-	3
Net unrealized appreciation (depreciation)
of investments	(6)	(144)	-	9
Net increase (decrease) in net assets from operations	(11)	(2)	-	12
Changes from contract transactions:
Total unit transactions	1,197	1,414	-	61
Net increase (decrease) in assets derived from
principal transactions	1,197	1,414	-	61
Total increase (decrease) in net assets	1,186	1,412	-	73
Net assets at December 31, 2007	1,186	2,833	-	87

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(1)	(2)	(1)
Total realized gain (loss) on investments and
capital gains distributions	19	(4)	(90)	(11)
Net unrealized appreciation (depreciation)
of investments	(514)	(1,297)	(94)	(132)
Net increase (decrease) in net assets from operations	(492)	(1,302)	(186)	(144)
Changes from contract transactions:
Total unit transactions	80	579	548	202
Net increase (decrease) in assets derived from
principal transactions	80	579	548	202
Total increase (decrease) in net assets	(412)	(723)	362	58
Net assets at December 31, 2008	$ 774	$ 2,110	$ 362	$ 145

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Van
	ING Van	Kampen Large	ING Van	ING Van
	Kampen	Cap Growth	Kampen Large	Kampen Real
	Growth and	Portfolio -	Cap Growth	Estate Portfolio
	Income Portfolio	Institutional	Portfolio -	- Institutional
	- Service Class	Class	Service Class	Class
Net assets at January 1, 2007	$ 15,704	$ 162	$ -	$ 754

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	103	(2)	-	3
Total realized gain (loss) on investments and
capital gains distributions	1,414	7	-	88
Net unrealized appreciation (depreciation)
of investments	(1,343)	(3)	-	(296)
Net increase (decrease) in net assets from operations	174	2	-	(205)
Changes from contract transactions:
Total unit transactions	1,410	(22)	-	393
Net increase (decrease) in assets derived from
principal transactions	1,410	(22)	-	393
Total increase (decrease) in net assets	1,584	(20)	-	188
Net assets at December 31, 2007	17,288	142	-	942

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	475	1	-	7
Total realized gain (loss) on investments and
capital gains distributions	716	(3)	-	114
Net unrealized appreciation (depreciation)
of investments	(7,115)	(1)	-	(590)
Net increase (decrease) in net assets from operations	(5,924)	(3)	-	(469)
Changes from contract transactions:
Total unit transactions	1,747	(139)	-	251
Net increase (decrease) in assets derived from
principal transactions	1,747	(139)	-	251
Total increase (decrease) in net assets	(4,177)	(142)	-	(218)
Net assets at December 31, 2008	$ 13,111	$ -	$ -	$ 724

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING VP Index
		Plus	ING VP Index	ING Wells
	ING Van	International	Plus	Fargo
	Kampen Real	Equity Portfolio	International	Disciplined
	Estate Portfolio	- Institutional	Equity Portfolio	Value Portfolio -
	- Service Class	Class	- Service Class	Adviser Class
Net assets at January 1, 2007	$ 16,905	$ -	$ 2,537	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	36	(33)	(84)	-
Total realized gain (loss) on investments and
capital gains distributions	2,824	4	533	-
Net unrealized appreciation (depreciation)
of investments	(7,927)	(304)	(190)	-
Net increase (decrease) in net assets from operations	(5,067)	(333)	259	-
Changes from contract transactions:
Total unit transactions	9,000	22,695	4,320	3
Net increase (decrease) in assets derived from
principal transactions	9,000	22,695	4,320	3
Total increase (decrease) in net assets	3,933	22,362	4,579	3
Net assets at December 31, 2007	20,838	22,362	7,116	3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	80	957	254	-
Total realized gain (loss) on investments and
capital gains distributions	1,340	2,290	272	(1)
Net unrealized appreciation (depreciation)
of investments	(11,957)	(12,785)	(3,273)	-
Net increase (decrease) in net assets from operations	(10,537)	(9,538)	(2,747)	(1)
Changes from contract transactions:
Total unit transactions	6,988	(1,453)	(1,436)	(2)
Net increase (decrease) in assets derived from
principal transactions	6,988	(1,453)	(1,436)	(2)
Total increase (decrease) in net assets	(3,549)	(10,991)	(4,183)	(3)
Net assets at December 31, 2008	$ 17,289	$ 11,371	$ 2,933	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Wells	ING Wells	ING	ING
	Fargo	Fargo Small	International	International
	Disciplined	Cap Disciplined	Growth	SmallCap
	Value Portfolio -	Portfolio -	Opportunities	Multi-Manager
	Service Class	Service Class	Fund - Class Q	Fund - Class A
Net assets at January 1, 2007	$ 767	$ 1,141	$ 7	$ 837

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	(10)	-	4
Total realized gain (loss) on investments and
capital gains distributions	54	58	2	480
Net unrealized appreciation (depreciation)
of investments	(136)	(90)	-	(379)
Net increase (decrease) in net assets from operations	(77)	(42)	2	105
Changes from contract transactions:
Total unit transactions	433	(77)	2	1,279
Net increase (decrease) in assets derived from
principal transactions	433	(77)	2	1,279
Total increase (decrease) in net assets	356	(119)	4	1,384
Net assets at December 31, 2007	1,123	1,022	11	2,221

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	20	(1)	-	29
Total realized gain (loss) on investments and
capital gains distributions	(211)	(192)	-	(92)
Net unrealized appreciation (depreciation)
of investments	87	(231)	(8)	(1,196)
Net increase (decrease) in net assets from operations	(104)	(424)	(8)	(1,259)
Changes from contract transactions:
Total unit transactions	(1,019)	349	4	299
Net increase (decrease) in assets derived from
principal transactions	(1,019)	349	4	299
Total increase (decrease) in net assets	(1,123)	(75)	(4)	(960)
Net assets at December 31, 2008	$ -	$ 947	$ 7	$ 1,261

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING American	ING American	ING American	ING American
	Century Large	Century Large	Century Small-	Century Small-
	Company Value	Company Value	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2007	$ 9	$ 5,290	$ 22	$ 33,826

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	5	-	(193)
Total realized gain (loss) on investments and
capital gains distributions	2	628	6	4,881
Net unrealized appreciation (depreciation)
of investments	(4)	(763)	(8)	(5,673)
Net increase (decrease) in net assets from operations	(2)	(130)	(2)	(985)
Changes from contract transactions:
Total unit transactions	79	(730)	17	(4,206)
Net increase (decrease) in assets derived from
principal transactions	79	(730)	17	(4,206)
Total increase (decrease) in net assets	77	(860)	15	(5,191)
Net assets at December 31, 2007	86	4,430	37	28,635

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	10	475	1	(43)
Total realized gain (loss) on investments and
capital gains distributions	30	729	(7)	2,748
Net unrealized appreciation (depreciation)
of investments	(75)	(2,931)	(10)	(10,546)
Net increase (decrease) in net assets from operations	(35)	(1,727)	(16)	(7,841)
Changes from contract transactions:
Total unit transactions	27	114	18	1,281
Net increase (decrease) in assets derived from
principal transactions	27	114	18	1,281
Total increase (decrease) in net assets	(8)	(1,613)	2	(6,560)
Net assets at December 31, 2008	$ 78	$ 2,817	$ 39	$ 22,075

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Baron	ING Baron
		Small Cap	Small Cap	ING Columbia
	ING Baron	Growth	Growth	Small Cap Value
	Asset Portfolio -	Portfolio -	Portfolio -	II Portfolio -
	Service Class	Adviser Class	Service Class	Service Class
Net assets at January 1, 2007	$ 306	$ 63	$ 91,451	$ 39

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(18)	(1)	(996)	(3)
Total realized gain (loss) on investments and
capital gains distributions	48	8	3,264	9
Net unrealized appreciation (depreciation)
of investments	58	(3)	2,329	(31)
Net increase (decrease) in net assets from operations	88	4	4,597	(25)
Changes from contract transactions:
Total unit transactions	2,823	190	12,652	782
Net increase (decrease) in assets derived from
principal transactions	2,823	190	12,652	782
Total increase (decrease) in net assets	2,911	194	17,249	757
Net assets at December 31, 2007	3,217	257	108,700	796

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(23)	(1)	(814)	(9)
Total realized gain (loss) on investments and
capital gains distributions	(40)	(27)	4,779	(33)
Net unrealized appreciation (depreciation)
of investments	(1,397)	(109)	(50,479)	(377)
Net increase (decrease) in net assets from operations	(1,460)	(137)	(46,514)	(419)
Changes from contract transactions:
Total unit transactions	369	96	4,050	576
Net increase (decrease) in assets derived from
principal transactions	369	96	4,050	576
Total increase (decrease) in net assets	(1,091)	(41)	(42,464)	157
Net assets at December 31, 2008	$ 2,126	$ 216	$ 66,236	$ 953

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Davis New	ING Fidelity®	ING Index	ING Index
	York Venture	VIP Mid Cap	Solution 2015	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2007	$ 9,468	$ 110	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(85)	(5)	-	-
Total realized gain (loss) on investments and
capital gains distributions	394	19	-	-
Net unrealized appreciation (depreciation)
of investments	(49)	81	-	-
Net increase (decrease) in net assets from operations	260	95	-	-
Changes from contract transactions:
Total unit transactions	1,585	3,839	-	-
Net increase (decrease) in assets derived from
principal transactions	1,585	3,839	-	-
Total increase (decrease) in net assets	1,845	3,934	-	-
Net assets at December 31, 2007	11,313	4,044	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(26)	(14)	-	-
Total realized gain (loss) on investments and
capital gains distributions	18	411	-	-
Net unrealized appreciation (depreciation)
of investments	(5,140)	(4,082)	1	2
Net increase (decrease) in net assets from operations	(5,148)	(3,685)	1	2
Changes from contract transactions:
Total unit transactions	2,424	6,348	36	79
Net increase (decrease) in assets derived from
principal transactions	2,424	6,348	36	79
Total increase (decrease) in net assets	(2,724)	2,663	37	81
Net assets at December 31, 2008	$ 8,589	$ 6,707	$ 37	$ 81

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING JPMorgan
	Solution 2035	Solution 2045	Solution Income	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 1, 2007	$ -	$ -	$ -	$ 20

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	3
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	3
Net unrealized appreciation (depreciation)
of investments	-	-	-	(4)
Net increase (decrease) in net assets from operations	-	-	-	2
Changes from contract transactions:
Total unit transactions	-	-	-	169
Net increase (decrease) in assets derived from				-
principal transactions	-	-	-	169
Total increase (decrease) in net assets	-	-	-	171
Net assets at December 31, 2007	-	-	-	191

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	6
Total realized gain (loss) on investments and				-
capital gains distributions	-	-	-	(12)
Net unrealized appreciation (depreciation)
of investments	1	-	-	3
Net increase (decrease) in net assets from operations	1	-	-	(3)
Changes from contract transactions:
Total unit transactions	50	6	1	(188)
Net increase (decrease) in assets derived from
principal transactions	50	6	1	(188)
Total increase (decrease) in net assets	51	6	1	(191)
Net assets at December 31, 2008	$ 51	$ 6	$ 1	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2007	$ 150,203	$ 16	$ 91	$ 32,578

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,581	-	-	(183)
Total realized gain (loss) on investments and
capital gains distributions	14,809	-	23	2,736
Net unrealized appreciation (depreciation)
of investments	(3,771)	1	(35)	(2,133)
Net increase (decrease) in net assets from operations	12,619	1	(12)	420
Changes from contract transactions:
Total unit transactions	(20,511)	14	307	1,986
Net increase (decrease) in assets derived from
principal transactions	(20,511)	14	307	1,986
Total increase (decrease) in net assets	(7,892)	15	295	2,406
Net assets at December 31, 2007	142,311	31	386	34,984

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,607	1	4	305
Total realized gain (loss) on investments and
capital gains distributions	38,722	2	(37)	2,533
Net unrealized appreciation (depreciation)
of investments	(47,137)	(3)	(85)	(13,907)
Net increase (decrease) in net assets from operations	(4,808)	-	(118)	(11,069)
Changes from contract transactions:
Total unit transactions	(137,503)	(31)	(23)	(2,795)
Net increase (decrease) in assets derived from
principal transactions	(137,503)	(31)	(23)	(2,795)
Total increase (decrease) in net assets	(142,311)	(31)	(141)	(13,864)
Net assets at December 31, 2008	$ -	$ -	$ 245	$ 21,120

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Legg	ING Legg	ING Legg	ING Legg
	Mason Partners	Mason Partners	Mason Partners	Mason Partners
	Aggressive	Aggressive	Aggressive	Large Cap
	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2007	$ 17	$ 203,807	$ 82	$ 33

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,922)	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	4	(9,429)	4	6
Net unrealized appreciation (depreciation)
of investments	(7)	7,512	(6)	(5)
Net increase (decrease) in net assets from operations	(3)	(3,839)	(3)	1
Changes from contract transactions:
Total unit transactions	82	(38,945)	8	108
Net increase (decrease) in assets derived from
principal transactions	82	(38,945)	8	108
Total increase (decrease) in net assets	79	(42,784)	5	109
Net assets at December 31, 2007	96	161,023	87	142

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,316)	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	(10)	(20,709)	1	(13)
Net unrealized appreciation (depreciation)
of investments	(27)	(37,274)	(67)	4
Net increase (decrease) in net assets from operations	(37)	(59,299)	(67)	(9)
Changes from contract transactions:
Total unit transactions	1	(17,346)	100	(133)
Net increase (decrease) in assets derived from
principal transactions	1	(17,346)	100	(133)
Total increase (decrease) in net assets	(36)	(76,645)	33	(142)
Net assets at December 31, 2008	$ 60	$ 84,378	$ 120	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Legg
	Mason Partners	ING Neuberger	ING Neuberger
	Large Cap	Berman	Berman	ING OpCap
	Growth	Partners	Regency	Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 3,850	$ 232	$ 1	$ 13,497

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(38)	(8)	-	27
Total realized gain (loss) on investments and
capital gains distributions	153	40	-	1,739
Net unrealized appreciation (depreciation)
of investments	26	(52)	(2)	(2,299)
Net increase (decrease) in net assets from operations	141	(20)	(2)	(533)
Changes from contract transactions:
Total unit transactions	(455)	2,054	63	(2,003)
Net increase (decrease) in assets derived from
principal transactions	(455)	2,054	63	(2,003)
Total increase (decrease) in net assets	(314)	2,034	61	(2,536)
Net assets at December 31, 2007	3,536	2,266	62	10,961

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	(24)	-	395
Total realized gain (loss) on investments and
capital gains distributions	5	(325)	(4)	(4,289)
Net unrealized appreciation (depreciation)
of investments	(250)	(1,673)	2	351
Net increase (decrease) in net assets from operations	(255)	(2,022)	(2)	(3,543)
Changes from contract transactions:
Total unit transactions	(3,281)	1,722	(60)	(7,418)
Net increase (decrease) in assets derived from
principal transactions	(3,281)	1,722	(60)	(7,418)
Total increase (decrease) in net assets	(3,536)	(300)	(62)	(10,961)
Net assets at December 31, 2008	$ -	$ 1,966	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING
	ING	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Strategic
	Global Portfolio	Global Portfolio	Global Portfolio	Income Portfolio
	- Adviser Class	- Initial Class	- Service Class	- Adviser Class
Net assets at January 1, 2007	$ 96	$ 921,330	$ 180	$ 127

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	298	1	9
Total realized gain (loss) on investments and
capital gains distributions	15	81,523	24	3
Net unrealized appreciation (depreciation)
of investments	(12)	(31,597)	(17)	2
Net increase (decrease) in net assets from operations	3	50,224	8	14
Changes from contract transactions:
Total unit transactions	266	(130,832)	251	134
Net increase (decrease) in assets derived from
principal transactions	266	(130,832)	251	134
Total increase (decrease) in net assets	269	(80,608)	259	148
Net assets at December 31, 2007	365	840,722	439	275

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	8,163	4	17
Total realized gain (loss) on investments and
capital gains distributions	(31)	62,486	15	(13)
Net unrealized appreciation (depreciation)
of investments	(148)	(385,205)	(191)	(65)
Net increase (decrease) in net assets from operations	(173)	(314,556)	(172)	(61)
Changes from contract transactions:
Total unit transactions	46	(102,226)	-	44
Net increase (decrease) in assets derived from
principal transactions	46	(102,226)	-	44
Total increase (decrease) in net assets	(127)	(416,782)	(172)	(17)
Net assets at December 31, 2008	$ 238	$ 423,940	$ 267	$ 258

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Strategic	Strategic	Total Return	Total Return
	Income Portfolio	Income Portfolio	Portfolio -	Portfolio -
	- Initial Class	- Service Class	Adviser Class	Service Class
Net assets at January 1, 2007	$ 112,893	$ -	$ 269	$ 62,923

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,210	(2)	15	1,665
Total realized gain (loss) on investments and
capital gains distributions	1,642	-	5	433
Net unrealized appreciation (depreciation)
of investments	2,740	(3)	22	3,685
Net increase (decrease) in net assets from operations	8,592	(5)	42	5,783
Changes from contract transactions:
Total unit transactions	4,203	3,831	243	14,304
Net increase (decrease) in assets derived from
principal transactions	4,203	3,831	243	14,304
Total increase (decrease) in net assets	12,795	3,826	285	20,087
Net assets at December 31, 2007	125,688	3,826	554	83,010

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5,472	7	36	4,074
Total realized gain (loss) on investments and
capital gains distributions	503	7	12	1,587
Net unrealized appreciation (depreciation)
of investments	(28,238)	(26)	(70)	(7,862)
Net increase (decrease) in net assets from operations	(22,263)	(12)	(22)	(2,201)
Changes from contract transactions:
Total unit transactions	5,942	(3,598)	338	24,040
Net increase (decrease) in assets derived from
principal transactions	5,942	(3,598)	338	24,040
Total increase (decrease) in net assets	(16,321)	(3,610)	316	21,839
Net assets at December 31, 2008	$ 109,367	$ 216	$ 870	$ 104,849

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2007	$ 1,000	$ 6	$ 2,850	$ 15,208

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	162	2	(1)	(81)
Total realized gain (loss) on investments and
capital gains distributions	40	-	68	673
Net unrealized appreciation (depreciation)
of investments	(127)	(3)	137	52
Net increase (decrease) in net assets from operations	75	(1)	204	644
Changes from contract transactions:
Total unit transactions	4,109	90	6,696	14,447
Net increase (decrease) in assets derived from
principal transactions	4,109	90	6,696	14,447
Total increase (decrease) in net assets	4,184	89	6,900	15,091
Net assets at December 31, 2007	5,184	95	9,750	30,299

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	347	6	120	252
Total realized gain (loss) on investments and
capital gains distributions	(197)	1	216	656
Net unrealized appreciation (depreciation)
of investments	(1,867)	(41)	(3,943)	(10,651)
Net increase (decrease) in net assets from operations	(1,717)	(34)	(3,607)	(9,743)
Changes from contract transactions:
Total unit transactions	500	20	4,478	7,869
Net increase (decrease) in assets derived from
principal transactions	500	20	4,478	7,869
Total increase (decrease) in net assets	(1,217)	(14)	871	(1,874)
Net assets at December 31, 2008	$ 3,967	$ 81	$ 10,621	$ 28,425

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2007	$ 4,390	$ 18,183	$ 3,854	$ 12,006

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(127)	(13)	(85)
Total realized gain (loss) on investments and
capital gains distributions	109	615	96	381
Net unrealized appreciation (depreciation)
of investments	135	226	62	289
Net increase (decrease) in net assets from operations	232	714	145	585
Changes from contract transactions:
Total unit transactions	7,481	20,666	5,831	14,953
Net increase (decrease) in assets derived from
principal transactions	7,481	20,666	5,831	14,953
Total increase (decrease) in net assets	7,713	21,380	5,976	15,538
Net assets at December 31, 2007	12,103	39,563	9,830	27,544

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	98	208	79	150
Total realized gain (loss) on investments and
capital gains distributions	293	960	302	878
Net unrealized appreciation (depreciation)
of investments	(6,064)	(18,098)	(5,470)	(14,504)
Net increase (decrease) in net assets from operations	(5,673)	(16,930)	(5,089)	(13,476)
Changes from contract transactions:
Total unit transactions	5,598	15,303	5,026	13,643
Net increase (decrease) in assets derived from
principal transactions	5,598	15,303	5,026	13,643
Total increase (decrease) in net assets	(75)	(1,627)	(63)	167
Net assets at December 31, 2008	$ 12,028	$ 37,936	$ 9,767	$ 27,711

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING Solution	ING Solution
	ING Solution	ING Solution	Growth and	Growth
	2045 Portfolio -	2045 Portfolio -	Income Portfolio	Portfolio -
	Adviser Class	Service Class	- Service Class	Service Class
Net assets at January 1, 2007	$ 2,250	$ 7,586	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(88)	-	-
Total realized gain (loss) on investments and
capital gains distributions	79	220	-	-
Net unrealized appreciation (depreciation)
of investments	27	283	-	-
Net increase (decrease) in net assets from operations	94	415	-	-
Changes from contract transactions:
Total unit transactions	5,514	9,461	-	-
Net increase (decrease) in assets derived from
principal transactions	5,514	9,461	-	-
Total increase (decrease) in net assets	5,608	9,876	-	-
Net assets at December 31, 2007	7,858	17,462	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	44	42	(1)	(1)
Total realized gain (loss) on investments and
capital gains distributions	170	613	(26)	(52)
Net unrealized appreciation (depreciation)
of investments	(4,003)	(9,919)	(7)	(7)
Net increase (decrease) in net assets from operations	(3,789)	(9,264)	(34)	(60)
Changes from contract transactions:
Total unit transactions	2,396	9,490	659	234
Net increase (decrease) in assets derived from
principal transactions	2,396	9,490	659	234
Total increase (decrease) in net assets	(1,393)	226	625	174
Net assets at December 31, 2008	$ 6,465	$ 17,688	$ 625	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
			Price Diversified	Price Diversified
			Mid Cap	Mid Cap
	ING Solution	ING Solution	Growth	Growth
	Income Portfolio	Income Portfolio	Portfolio -	Portfolio -
	- Adviser Class	- Service Class	Adviser Class	Initial Class
Net assets at January 1, 2007	$ 1,657	$ 2,746	$ 39	$ 397,287

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	(13)	-	(3,472)
Total realized gain (loss) on investments and
capital gains distributions	41	125	13	49,859
Net unrealized appreciation (depreciation)
of investments	211	63	(7)	275
Net increase (decrease) in net assets from operations	260	175	6	46,662
Changes from contract transactions:
Total unit transactions	5,510	4,464	320	(54,649)
Net increase (decrease) in assets derived from
principal transactions	5,510	4,464	320	(54,649)
Total increase (decrease) in net assets	5,770	4,639	326	(7,987)
Net assets at December 31, 2007	7,427	7,385	365	389,300

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	114	83	(1)	(1,791)
Total realized gain (loss) on investments and
capital gains distributions	121	(59)	(5)	48,267
Net unrealized appreciation (depreciation)
of investments	(1,905)	(1,545)	(174)	(208,361)
Net increase (decrease) in net assets from operations	(1,670)	(1,521)	(180)	(161,885)
Changes from contract transactions:
Total unit transactions	2,352	1,085	27	(27,342)
Net increase (decrease) in assets derived from
principal transactions	2,352	1,085	27	(27,342)
Total increase (decrease) in net assets	682	(436)	(153)	(189,227)
Net assets at December 31, 2008	$ 8,109	$ 6,949	$ 212	$ 200,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING T. Rowe
	Price Diversified
	Mid Cap	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Growth	Price Growth	Price Growth	Price Growth
	Portfolio -	Equity Portfolio	Equity Portfolio	Equity Portfolio
	Service Class	- Adviser Class	- Initial Class	- Service Class
Net assets at January 1, 2007	$ 425	$ 143	$ 281,531	$ 867

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(2)	(1,573)	(6)
Total realized gain (loss) on investments and
capital gains distributions	56	53	12,711	75
Net unrealized appreciation (depreciation)
of investments	(3)	(29)	12,582	18
Net increase (decrease) in net assets from operations	50	22	23,720	87
Changes from contract transactions:
Total unit transactions	39	990	(30,226)	280
Net increase (decrease) in assets derived from
principal transactions	39	990	(30,226)	280
Total increase (decrease) in net assets	89	1,012	(6,506)	367
Net assets at December 31, 2007	514	1,155	275,025	1,234

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(1)	706	5
Total realized gain (loss) on investments and
capital gains distributions	41	(76)	9,203	76
Net unrealized appreciation (depreciation)
of investments	(254)	(464)	(120,189)	(750)
Net increase (decrease) in net assets from operations	(216)	(541)	(110,280)	(669)
Changes from contract transactions:
Total unit transactions	(26)	129	(22,970)	453
Net increase (decrease) in assets derived from
principal transactions	(26)	129	(22,970)	453
Total increase (decrease) in net assets	(242)	(412)	(133,250)	(216)
Net assets at December 31, 2008	$ 272	$ 743	$ 141,775	$ 1,018

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Templeton	ING Templeton	ING Templeton
	Foreign Equity	Foreign Equity	Foreign Equity	ING Thornburg
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2007	$ -	-	$ 302	$ 54

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	11	(1)
Total realized gain (loss) on investments and
capital gains distributions	-	-	131	7
Net unrealized appreciation (depreciation)
of investments	-	-	122	(22)
Net increase (decrease) in net assets from operations	-	-	264	(16)
Changes from contract transactions:
Total unit transactions	-	-	4,867	483
Net increase (decrease) in assets derived from
principal transactions	-	-	4,867	483
Total increase (decrease) in net assets	-	-	5,131	467
Net assets at December 31, 2007	-	-	5,433	521

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	1,774	(15)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(17)	(3,433)	(81)	(33)
Net unrealized appreciation (depreciation)
of investments	(76)	(48,104)	(155)	(179)
Net increase (decrease) in net assets from operations	(89)	(49,763)	(251)	(213)
Changes from contract transactions:
Total unit transactions	232	125,371	(5,142)	(13)
Net increase (decrease) in assets derived from
principal transactions	232	125,371	(5,142)	(13)
Total increase (decrease) in net assets	143	75,608	(5,393)	(226)
Net assets at December 31, 2008	$ 143	$ 75,608	$ 40	$ 295

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	ING Thornburg	Large Cap	Large Cap	Large Cap
	Value Portfolio -	Equity Portfolio	Equity Portfolio	Equity Portfolio
	Initial Class	- Adviser Class	- Initial Class	- Service Class
Net assets at January 1, 2007	$ 117,356	$ -	$ 135,280	$ 3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(695)	-	(518)	-
Total realized gain (loss) on investments and
capital gains distributions	(6,680)	-	(3,980)	-
Net unrealized appreciation (depreciation)
of investments	14,266	-	4,862	-
Net increase (decrease) in net assets from operations	6,891	-	364	-
Changes from contract transactions:
Total unit transactions	(10,814)	13	(9,172)	3
Net increase (decrease) in assets derived from
principal transactions	(10,814)	13	(9,172)	3
Total increase (decrease) in net assets	(3,923)	13	(8,808)	3
Net assets at December 31, 2007	113,433	13	126,472	6

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(429)	1	1,274	-
Total realized gain (loss) on investments and
capital gains distributions	(3,171)	-	(10,767)	-
Net unrealized appreciation (depreciation)
of investments	(40,240)	(24)	(36,911)	(4)
Net increase (decrease) in net assets from operations	(43,840)	(23)	(46,404)	(4)
Changes from contract transactions:
Total unit transactions	(8,107)	53	(15,791)	4
Net increase (decrease) in assets derived from
principal transactions	(8,107)	53	(15,791)	4
Total increase (decrease) in net assets	(51,947)	30	(62,195)	-
Net assets at December 31, 2008	$ 61,486	$ 43	$ 64,277	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van
	Small Cap	Kampen	Kampen	Kampen Equity
	Growth	Comstock	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2007	$ 24	$ 151	$ 100,241	$ 21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	3	130	3
Total realized gain (loss) on investments and
capital gains distributions	16	18	6,497	5
Net unrealized appreciation (depreciation)
of investments	(37)	(42)	(9,132)	(4)
Net increase (decrease) in net assets from operations	(24)	(21)	(2,505)	4
Changes from contract transactions:
Total unit transactions	592	252	(13,824)	178
Net increase (decrease) in assets derived from
principal transactions	592	252	(13,824)	178
Total increase (decrease) in net assets	568	231	(16,329)	182
Net assets at December 31, 2007	592	382	83,912	203

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	8	1,712	17
Total realized gain (loss) on investments and
capital gains distributions	(90)	(66)	1,802	(15)
Net unrealized appreciation (depreciation)
of investments	37	(77)	(31,217)	(113)
Net increase (decrease) in net assets from operations	(55)	(135)	(27,703)	(111)
Changes from contract transactions:
Total unit transactions	(537)	(41)	(13,235)	216
Net increase (decrease) in assets derived from
principal transactions	(537)	(41)	(13,235)	216
Total increase (decrease) in net assets	(592)	(176)	(40,938)	105
Net assets at December 31, 2008	$ -	$ 206	$ 42,974	$ 308

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic
	Kampen Equity	Kampen Equity	Allocation	Allocation
	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Class I	Class I
Net assets at January 1, 2007	$ 378,557	$ 90	$ 39,520	$ 88,592

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,947	3	816	549
Total realized gain (loss) on investments and
capital gains distributions	21,684	6	1,684	7,336
Net unrealized appreciation (depreciation)
of investments	(16,807)	(8)	(754)	(4,560)
Net increase (decrease) in net assets from operations	9,824	1	1,746	3,325
Changes from contract transactions:
Total unit transactions	(63,112)	97	(3,605)	(7,328)
Net increase (decrease) in assets derived from
principal transactions	(63,112)	97	(3,605)	(7,328)
Total increase (decrease) in net assets	(53,288)	98	(1,859)	(4,003)
Net assets at December 31, 2007	325,269	188	37,661	84,589

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11,260	7	1,060	999
Total realized gain (loss) on investments and
capital gains distributions	14,899	6	1,590	7,057
Net unrealized appreciation (depreciation)
of investments	(98,950)	(62)	(11,399)	(37,541)
Net increase (decrease) in net assets from operations	(72,791)	(49)	(8,749)	(29,485)
Changes from contract transactions:
Total unit transactions	(35,482)	18	(3,072)	(6,229)
Net increase (decrease) in assets derived from
principal transactions	(35,482)	18	(3,072)	(6,229)
Total increase (decrease) in net assets	(108,273)	(31)	(11,821)	(35,714)
Net assets at December 31, 2008	$ 216,996	$ 157	$ 25,840	$ 48,875

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP
	Strategic
	Allocation	ING VP Growth	ING VP Growth	ING VP Growth
	Moderate	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class A	Class I	Class S
Net assets at January 1, 2007	$ 82,807	$ -	$ 1,940,188	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	904	2	3,797	1
Total realized gain (loss) on investments and
capital gains distributions	5,765	-	(106,075)	-
Net unrealized appreciation (depreciation)
of investments	(3,399)	(1)	217,416	-
Net increase (decrease) in net assets from operations	3,270	1	115,138	1
Changes from contract transactions:
Total unit transactions	(12,927)	157	(296,758)	100
Net increase (decrease) in assets derived from
principal transactions	(12,927)	157	(296,758)	100
Total increase (decrease) in net assets	(9,657)	158	(181,620)	101
Net assets at December 31, 2007	73,150	158	1,758,568	101

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,294	4	4,079	4
Total realized gain (loss) on investments and
capital gains distributions	7,253	(56)	(101,523)	(17)
Net unrealized appreciation (depreciation)
of investments	(30,451)	(138)	(526,910)	(156)
Net increase (decrease) in net assets from operations	(21,904)	(190)	(624,354)	(169)
Changes from contract transactions:
Total unit transactions	(4,721)	403	(207,576)	373
Net increase (decrease) in assets derived from
principal transactions	(4,721)	403	(207,576)	373
Total increase (decrease) in net assets	(26,625)	213	(831,930)	204
Net assets at December 31, 2008	$ 46,525	$ 371	$ 926,638	$ 305

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 1	Series 2	Series 3	Series 5
Net assets at January 1, 2007	$ 995	$ 7,605	$ 27,885	$ 685

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	13	113	292	-
Total realized gain (loss) on investments and
capital gains distributions	22	123	305	34
Net unrealized appreciation (depreciation)
of investments	(8)	(14)	326	(30)
Net increase (decrease) in net assets from operations	27	222	923	4
Changes from contract transactions:
Total unit transactions	(105)	(2,129)	(5,604)	(29)
Net increase (decrease) in assets derived from
principal transactions	(105)	(2,129)	(5,604)	(29)
Total increase (decrease) in net assets	(78)	(1,907)	(4,681)	(25)
Net assets at December 31, 2007	917	5,698	23,204	660

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	158	161	(1)
Total realized gain (loss) on investments and
capital gains distributions	(33)	(261)	1,008	87
Net unrealized appreciation (depreciation)
of investments	(31)	(197)	(2,178)	(141)
Net increase (decrease) in net assets from operations	(40)	(300)	(1,009)	(55)
Changes from contract transactions:
Total unit transactions	(877)	(5,398)	(4,537)	(124)
Net increase (decrease) in assets derived from
principal transactions	(877)	(5,398)	(4,537)	(124)
Total increase (decrease) in net assets	(917)	(5,698)	(5,546)	(179)
Net assets at December 31, 2008	$ -	$ -	$ 17,658	$ 481

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9
Net assets at January 1, 2007	$ 3,931	$ 3,556	$ 1,507	$ 168

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	19	29	4	1
Total realized gain (loss) on investments and
capital gains distributions	265	196	97	5
Net unrealized appreciation (depreciation)
of investments	(239)	(169)	(84)	(3)
Net increase (decrease) in net assets from operations	45	56	17	3
Changes from contract transactions:
Total unit transactions	(1,058)	(1,096)	(555)	(7)
Net increase (decrease) in assets derived from
principal transactions	(1,058)	(1,096)	(555)	(7)
Total increase (decrease) in net assets	(1,013)	(1,040)	(538)	(4)
Net assets at December 31, 2007	2,918	2,516	969	164

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	12	2	-
Total realized gain (loss) on investments and
capital gains distributions	367	402	147	28
Net unrealized appreciation (depreciation)
of investments	(584)	(569)	(225)	(40)
Net increase (decrease) in net assets from operations	(212)	(155)	(76)	(12)
Changes from contract transactions:
Total unit transactions	(471)	(325)	(119)	(10)
Net increase (decrease) in assets derived from
principal transactions	(471)	(325)	(119)	(10)
Total increase (decrease) in net assets	(683)	(480)	(195)	(22)
Net assets at December 31, 2008	$ 2,235	$ 2,036	$ 774	$ 142

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING BlackRock
			Global Science	ING
	ING GET U.S.	ING GET U.S.	and Technology	International
	Core Portfolio -	Core Portfolio -	Portfolio -	Index Portfolio -
	Series 10	Series 11	Class I	Class I
Net assets at January 1, 2007	$ 76	$ 47	$ 37,594	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	(385)	-
Total realized gain (loss) on investments and
capital gains distributions	2	1	1,796	-
Net unrealized appreciation (depreciation)
of investments	-	(2)	4,645	-
Net increase (decrease) in net assets from operations	2	-	6,056	-
Changes from contract transactions:
Total unit transactions	(2)	-	(816)	-
Net increase (decrease) in assets derived from
principal transactions	(2)	-	(816)	-
Total increase (decrease) in net assets	-	-	5,240	-
Net assets at December 31, 2007	76	47	42,834	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(319)	3
Total realized gain (loss) on investments and
capital gains distributions	13	6	2,373	(58)
Net unrealized appreciation (depreciation)
of investments	(18)	(7)	(18,274)	1
Net increase (decrease) in net assets from operations	(4)	(1)	(16,220)	(54)
Changes from contract transactions:
Total unit transactions	(2)	(14)	(3,218)	274
Net increase (decrease) in assets derived from
principal transactions	(2)	(14)	(3,218)	274
Total increase (decrease) in net assets	(6)	(15)	(19,438)	220
Net assets at December 31, 2008	$ 70	$ 32	$ 23,396	$ 220

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Lehman	ING
	Brothers U.S.	Opportunistic	ING
	Aggregate Bond	Large Cap	Opportunistic	ING Russell™
	Index®	Growth	Large Cap	Large Cap
	Portfolio -	Portfolio -	Value Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2007	$ -	$ 67,837	$ 96,810	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(541)	590	-
Total realized gain (loss) on investments and
capital gains distributions	-	(3,169)	3,989	-
Net unrealized appreciation (depreciation)
of investments	-	13,275	(2,489)	-
Net increase (decrease) in net assets from operations	-	9,565	2,090	-
Changes from contract transactions:
Total unit transactions	-	(15,081)	(16,721)	-
Net increase (decrease) in assets derived from
principal transactions	-	(15,081)	(16,721)	-
Total increase (decrease) in net assets	-	(5,516)	(14,631)	-
Net assets at December 31, 2007	-	62,321	82,179	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	(105)	707	25
Total realized gain (loss) on investments and
capital gains distributions	4	(1,150)	9,867	(44)
Net unrealized appreciation (depreciation)
of investments	31	(25,054)	(37,665)	(60)
Net increase (decrease) in net assets from operations	51	(26,309)	(27,091)	(79)
Changes from contract transactions:
Total unit transactions	1,508	(5,598)	(10,762)	2,754
Net increase (decrease) in assets derived from
principal transactions	1,508	(5,598)	(10,762)	2,754
Total increase (decrease) in net assets	1,559	(31,907)	(37,853)	2,675
Net assets at December 31, 2008	$ 1,559	$ 30,414	$ 44,326	$ 2,675

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Russell™	ING Russell™	ING VP Index	ING VP Index
	Mid Cap Index	Small Cap Index	Plus LargeCap	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2007	$ -	$ -	$ 539,452	$ 7

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	1,026	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	(7,474)	(3)
Net unrealized appreciation (depreciation)
of investments	-	-	27,106	2
Net increase (decrease) in net assets from operations	-	-	20,658	(1)
Changes from contract transactions:
Total unit transactions	-	-	(91,018)	328
Net increase (decrease) in assets derived from
principal transactions	-	-	(91,018)	328
Total increase (decrease) in net assets	-	-	(70,360)	327
Net assets at December 31, 2007	-	-	469,092	334

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	4	3,904	4
Total realized gain (loss) on investments and
capital gains distributions	(88)	(37)	17,274	(30)
Net unrealized appreciation (depreciation)
of investments	2	(158)	(184,448)	(137)
Net increase (decrease) in net assets from operations	(70)	(191)	(163,270)	(163)
Changes from contract transactions:
Total unit transactions	1,399	826	(58,354)	154
Net increase (decrease) in assets derived from
principal transactions	1,399	826	(58,354)	154
Total increase (decrease) in net assets	1,329	635	(221,624)	(9)
Net assets at December 31, 2008	$ 1,329	$ 635	$ 247,468	$ 325

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2007	$ 421,728	$ 43	$ 189,877	$ 52

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(928)	-	(944)	-
Total realized gain (loss) on investments and
capital gains distributions	50,730	9	31,898	5
Net unrealized appreciation (depreciation)
of investments	(29,602)	(15)	(42,343)	(13)
Net increase (decrease) in net assets from operations	20,200	(6)	(11,389)	(8)
Changes from contract transactions:
Total unit transactions	(60,397)	306	(27,178)	46
Net increase (decrease) in assets derived from
principal transactions	(60,397)	306	(27,178)	46
Total increase (decrease) in net assets	(40,197)	300	(38,567)	38
Net assets at December 31, 2007	381,531	343	151,310	90

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,349	3	6	-
Total realized gain (loss) on investments and
capital gains distributions	46,938	(27)	7,167	(10)
Net unrealized appreciation (depreciation)
of investments	(183,479)	(123)	(54,249)	(7)
Net increase (decrease) in net assets from operations	(135,192)	(147)	(47,076)	(17)
Changes from contract transactions:
Total unit transactions	(33,827)	64	(18,463)	(15)
Net increase (decrease) in assets derived from
principal transactions	(33,827)	64	(18,463)	(15)
Total increase (decrease) in net assets	(169,019)	(83)	(65,539)	(32)
Net assets at December 31, 2008	$ 212,512	$ 260	$ 85,771	$ 58

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING VP
	ING VP Small	ING VP Small	Financial	ING VP
	Company	Company	Services	International
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 1, 2007	$ 169,087	$ 11	$ 3,621	$ 123,753

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,271)	-	19	1,111
Total realized gain (loss) on investments and
capital gains distributions	41,173	2	204	28,055
Net unrealized appreciation (depreciation)
of investments	(31,382)	(3)	(574)	(13,036)
Net increase (decrease) in net assets from operations	8,520	(1)	(351)	16,130
Changes from contract transactions:
Total unit transactions	(42,469)	77	(707)	18,248
Net increase (decrease) in assets derived from
principal transactions	(42,469)	77	(707)	18,248
Total increase (decrease) in net assets	(33,949)	76	(1,058)	34,378
Net assets at December 31, 2007	135,138	87	2,563	158,131

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	74	1	29	2,360
Total realized gain (loss) on investments and
capital gains distributions	14,367	(7)	(955)	14,669
Net unrealized appreciation (depreciation)
of investments	(55,736)	(40)	393	(85,517)
Net increase (decrease) in net assets from operations	(41,295)	(46)	(533)	(68,488)
Changes from contract transactions:
Total unit transactions	(7,582)	59	(2,030)	(4,658)
Net increase (decrease) in assets derived from
principal transactions	(7,582)	59	(2,030)	(4,658)
Total increase (decrease) in net assets	(48,877)	13	(2,563)	(73,146)
Net assets at December 31, 2008	$ 86,261	$ 100	$ -	$ 84,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING VP	ING VP
	ING VP	MidCap	MidCap
	International	Opportunities	Opportunities	ING VP Real
	Value Portfolio -	Portfolio -	Portfolio -	Estate Portfolio
	Class S	Class I	Class S	- Class I
Net assets at January 1, 2007	$ 60	$ 6,141	$ 3	$ 86,706

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(76)	-	1,131
Total realized gain (loss) on investments and
capital gains distributions	54	552	-	13,392
Net unrealized appreciation (depreciation)
of investments	(32)	1,043	7	(26,636)
Net increase (decrease) in net assets from operations	25	1,519	7	(12,113)
Changes from contract transactions:
Total unit transactions	395	2,098	60	(25,561)
Net increase (decrease) in assets derived from
principal transactions	395	2,098	60	(25,561)
Total increase (decrease) in net assets	420	3,617	67	(37,674)
Net assets at December 31, 2007	480	9,758	70	49,032

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	(108)	(1)	532
Total realized gain (loss) on investments and
capital gains distributions	(74)	334	(20)	(5,582)
Net unrealized appreciation (depreciation)
of investments	(155)	(5,295)	(47)	6,008
Net increase (decrease) in net assets from operations	(220)	(5,069)	(68)	958
Changes from contract transactions:
Total unit transactions	(12)	3,959	106	(49,990)
Net increase (decrease) in assets derived from
principal transactions	(12)	3,959	106	(49,990)
Total increase (decrease) in net assets	(232)	(1,110)	38	(49,032)
Net assets at December 31, 2008	$ 248	$ 8,648	$ 108	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP	ING VP
	SmallCap	SmallCap	ING VP	ING VP
	Opportunities	Opportunities	Balanced	Intermediate
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 1, 2007	$ 10,191	$ 10	$ 588,364	$ 400,146

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(95)	-	8,816	11,361
Total realized gain (loss) on investments and
capital gains distributions	797	1	15,720	185
Net unrealized appreciation (depreciation)
of investments	155	-	253	8,421
Net increase (decrease) in net assets from operations	857	1	24,789	19,967
Changes from contract transactions:
Total unit transactions	867	6	(84,719)	1,139
Net increase (decrease) in assets derived from
principal transactions	867	6	(84,719)	1,139
Total increase (decrease) in net assets	1,724	7	(59,930)	21,106
Net assets at December 31, 2007	11,915	17	528,434	421,252

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(90)	-	11,005	17,688
Total realized gain (loss) on investments and
capital gains distributions	1,703	(1)	12,369	6,073
Net unrealized appreciation (depreciation)
of investments	(6,117)	(19)	(162,838)	(62,449)
Net increase (decrease) in net assets from operations	(4,504)	(20)	(139,464)	(38,688)
Changes from contract transactions:
Total unit transactions	956	50	(74,044)	(32,180)
Net increase (decrease) in assets derived from
principal transactions	956	50	(74,044)	(32,180)
Total increase (decrease) in net assets	(3,548)	30	(213,508)	(70,868)
Net assets at December 31, 2008	$ 8,367	$ 47	$ 314,926	$ 350,384

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Janus Aspen
	ING VP	ING VP Money		Series Balanced
	Intermediate	Market	Janus Adviser	Portfolio -
	Bond Portfolio -	Portfolio -	Balanced Fund -	Institutional
	Class S	Class I	Class S	Shares
Net assets at January 1, 2007	$ 12	$ 362,772	$ 1	$ 394

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	12,496	-	5
Total realized gain (loss) on investments and
capital gains distributions	2	2,597	-	30
Net unrealized appreciation (depreciation)
of investments	(1)	4,291	-	-
Net increase (decrease) in net assets from operations	10	19,384	-	35
Changes from contract transactions:
Total unit transactions	227	138,090	-	(62)
Net increase (decrease) in assets derived from
principal transactions	227	138,090	-	(62)
Total increase (decrease) in net assets	237	157,474	-	(27)
Net assets at December 31, 2007	249	520,246	1	367

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	12	22,627	-	4
Total realized gain (loss) on investments and
capital gains distributions	(4)	1,312	-	33
Net unrealized appreciation (depreciation)
of investments	(30)	(14,424)	-	(88)
Net increase (decrease) in net assets from operations	(22)	9,515	-	(51)
Changes from contract transactions:
Total unit transactions	(15)	11,258	(1)	(80)
Net increase (decrease) in assets derived from
principal transactions	(15)	11,258	(1)	(80)
Total increase (decrease) in net assets	(37)	20,773	(1)	(131)
Net assets at December 31, 2008	$ 212	$ 541,019	$ -	$ 236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series
	Janus Aspen	Series Large	Series Mid Cap	Worldwide
	Series Flexible	Cap Growth	Growth	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2007	$ 114	$ 148	$ 466	$ 353

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	(5)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(3)	13	79	27
Net unrealized appreciation (depreciation)
of investments	5	7	19	4
Net increase (decrease) in net assets from operations	6	19	93	30
Changes from contract transactions:
Total unit transactions	(21)	(17)	(69)	(66)
Net increase (decrease) in assets derived from
principal transactions	(21)	(17)	(69)	(66)
Total increase (decrease) in net assets	(15)	2	24	(36)
Net assets at December 31, 2007	99	150	490	317

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	-	(4)	-
Total realized gain (loss) on investments and
capital gains distributions	-	13	50	26
Net unrealized appreciation (depreciation)
of investments	1	(68)	(243)	(156)
Net increase (decrease) in net assets from operations	4	(55)	(197)	(130)
Changes from contract transactions:
Total unit transactions	(5)	(20)	(53)	(33)
Net increase (decrease) in assets derived from
principal transactions	(5)	(20)	(53)	(33)
Total increase (decrease) in net assets	(1)	(75)	(250)	(163)
Net assets at December 31, 2008	$ 98	$ 75	$ 240	$ 154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Lazard U.S.		Loomis Sayles	Lord Abbett
	Mid Cap Equity		Small Cap Value	Mid-Cap Value
	Portfolio - Open	LKCM Aquinas	Fund - Retail	Fund, Inc. -
	Shares	Growth Fund	Class	Class A
Net assets at January 1, 2007	$ -	$ 183	$ -	$ 1,081

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(2)	-	(7)
Total realized gain (loss) on investments and
capital gains distributions	18	17	-	221
Net unrealized appreciation (depreciation)
of investments	(61)	8	-	(229)
Net increase (decrease) in net assets from operations	(42)	23	-	(15)
Changes from contract transactions:
Total unit transactions	368	30	-	191
Net increase (decrease) in assets derived from
principal transactions	368	30	-	191
Total increase (decrease) in net assets	326	53	-	176
Net assets at December 31, 2007	326	236	-	1,257

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	(3)	2	7
Total realized gain (loss) on investments and
capital gains distributions	(45)	(1)	(7)	(97)
Net unrealized appreciation (depreciation)
of investments	(165)	(94)	54	(409)
Net increase (decrease) in net assets from operations	(205)	(98)	49	(499)
Changes from contract transactions:
Total unit transactions	267	68	856	(19)
Net increase (decrease) in assets derived from
principal transactions	267	68	856	(19)
Total increase (decrease) in net assets	62	(30)	905	(518)
Net assets at December 31, 2008	$ 388	$ 206	$ 905	$ 739

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		Lord Abbett
	Lord Abbett	Series Fund -	Massachusetts
	Small-Cap	Mid-Cap Value	Investors	Moderate
	Value Fund -	Portfolio -	Growth Stock	Allocation
	Class A	Class VC	Fund - Class A	Portfolio
Net assets at January 1, 2007	$ 1,379	$ 156,234	$ 596	$ 25

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	(1,001)	(3)	-
Total realized gain (loss) on investments and
capital gains distributions	258	25,132	7	2
Net unrealized appreciation (depreciation)
of investments	(112)	(24,441)	62	-
Net increase (decrease) in net assets from operations	132	(310)	66	2
Changes from contract transactions:
Total unit transactions	137	(9,690)	75	(1)
Net increase (decrease) in assets derived from
principal transactions	137	(9,690)	75	(1)
Total increase (decrease) in net assets	269	(10,000)	141	1
Net assets at December 31, 2007	1,648	146,234	737	26

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(11)	243	(4)	-
Total realized gain (loss) on investments and
capital gains distributions	(57)	248	27	(3)
Net unrealized appreciation (depreciation)
of investments	(465)	(54,679)	(270)	1
Net increase (decrease) in net assets from operations	(533)	(54,188)	(247)	(2)
Changes from contract transactions:
Total unit transactions	(41)	(16,896)	(126)	(24)
Net increase (decrease) in assets derived from
principal transactions	(41)	(16,896)	(126)	(24)
Total increase (decrease) in net assets	(574)	(71,084)	(373)	(26)
Net assets at December 31, 2008	$ 1,074	$ 75,150	$ 364	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		Neuberger
	Morgan Stanley	Berman Socially
	U.S. Small Cap	Responsive	New Perspective	New Perspective
	Value Portfolio -	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Class I	Class	Class R-3	Class R-4
Net assets at January 1, 2007	$ -	$ 519	$ 1,204	$ 27,925

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(3)	55	397
Total realized gain (loss) on investments and
capital gains distributions	-	85	418	3,385
Net unrealized appreciation (depreciation)
of investments	-	(43)	96	830
Net increase (decrease) in net assets from operations	-	39	569	4,612
Changes from contract transactions:
Total unit transactions	-	1,427	2,265	8,924
Net increase (decrease) in assets derived from
principal transactions	-	1,427	2,265	8,924
Total increase (decrease) in net assets	-	1,466	2,834	13,536
Net assets at December 31, 2007	-	1,985	4,038	41,461

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	(6)	50	648
Total realized gain (loss) on investments and
capital gains distributions	(8)	8	104	3,107
Net unrealized appreciation (depreciation)
of investments	(215)	(1,057)	(1,754)	(24,241)
Net increase (decrease) in net assets from operations	(214)	(1,055)	(1,600)	(20,486)
Changes from contract transactions:
Total unit transactions	1,055	1,257	219	18,065
Net increase (decrease) in assets derived from
principal transactions	1,055	1,257	219	18,065
Total increase (decrease) in net assets	841	202	(1,381)	(2,421)
Net assets at December 31, 2008	$ 841	$ 2,187	$ 2,657	$ 39,040

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Oppenheimer	Oppenheimer
	Capital	Developing	Oppenheimer	Oppenheimer
	Appreciation	Markets Fund -	Global	Main Street
	Fund - Class A	Class A	Securities/VA	Fund®/VA
Net assets at January 1, 2007	$ 414	$ 163,882	$ 765	$ 123

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(159)	2	(1)
Total realized gain (loss) on investments and
capital gains distributions	18	39,241	101	5
Net unrealized appreciation (depreciation)
of investments	45	15,075	(60)	-
Net increase (decrease) in net assets from operations	58	54,157	43	4
Changes from contract transactions:
Total unit transactions	125	12,959	(230)	(12)
Net increase (decrease) in assets derived from
principal transactions	125	12,959	(230)	(12)
Total increase (decrease) in net assets	183	67,116	(187)	(8)
Net assets at December 31, 2007	597	230,998	578	115

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	659	3	-
Total realized gain (loss) on investments and
capital gains distributions	10	43,934	7	7
Net unrealized appreciation (depreciation)
of investments	(301)	(155,001)	(203)	(50)
Net increase (decrease) in net assets from operations	(296)	(110,408)	(193)	(43)
Changes from contract transactions:
Total unit transactions	62	(6,235)	(138)	(9)
Net increase (decrease) in assets derived from
principal transactions	62	(6,235)	(138)	(9)
Total increase (decrease) in net assets	(234)	(116,643)	(331)	(52)
Net assets at December 31, 2008	$ 363	$ 114,355	$ 247	$ 63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Oppenheimer
	Main Street	Oppenheimer	Oppenheimer
	Small Cap	MidCap	Strategic Bond	Pax World
	Fund®/VA	Fund/VA	Fund/VA	Balanced Fund
Net assets at January 1, 2007	$ 4,722	$ 1	$ 128	$ 50,097

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(54)	-	4	411
Total realized gain (loss) on investments and
capital gains distributions	242	-	4	3,027
Net unrealized appreciation (depreciation)
of investments	(481)	(1)	3	830
Net increase (decrease) in net assets from operations	(293)	(1)	11	4,268
Changes from contract transactions:
Total unit transactions	2,542	31	(14)	5,093
Net increase (decrease) in assets derived from				-
principal transactions	2,542	31	(14)	5,093
Total increase (decrease) in net assets	2,249	30	(3)	9,361
Net assets at December 31, 2007	6,971	31	125	59,458

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(34)	-	5	477
Total realized gain (loss) on investments and				-
capital gains distributions	106	(2)	1	118
Net unrealized appreciation (depreciation)
of investments	(2,871)	(13)	(25)	(21,064)
Net increase (decrease) in net assets from operations	(2,799)	(15)	(19)	(20,469)
Changes from contract transactions:
Total unit transactions	483	(3)	(1)	5,520
Net increase (decrease) in assets derived from
principal transactions	483	(3)	(1)	5,520
Total increase (decrease) in net assets	(2,316)	(18)	(20)	(14,949)
Net assets at December 31, 2008	$ 4,655	$ 13	$ 105	$ 44,509

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Pioneer
	PIMCO Real		Emerging	Pioneer Equity
	Return Portfolio	Pioneer High	Markets VCT	Income VCT
	- Administrative	Yield Fund -	Portfolio -	Portfolio -
	Class	Class A	Class I	Class I
Net assets at January 1, 2007	$ 25,436	$ 1,880	$ -	$ 119,307

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,034	110	(77)	912
Total realized gain (loss) on investments and
capital gains distributions	(532)	165	127	17,990
Net unrealized appreciation (depreciation)
of investments	2,140	(148)	1,639	(17,177)
Net increase (decrease) in net assets from operations	2,642	127	1,689	1,725
Changes from contract transactions:
Total unit transactions	5,949	1,387	27,385	(119,843)
Net increase (decrease) in assets derived from
principal transactions	5,949	1,387	27,385	(119,843)
Total increase (decrease) in net assets	8,591	1,514	29,074	(118,118)
Net assets at December 31, 2007	34,027	3,394	29,074	1,189

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,577	198	(123)	12
Total realized gain (loss) on investments and
capital gains distributions	(776)	(23)	813	(232)
Net unrealized appreciation (depreciation)
of investments	(8,434)	(1,613)	(18,300)	101
Net increase (decrease) in net assets from operations	(7,633)	(1,438)	(17,610)	(119)
Changes from contract transactions:
Total unit transactions	41,029	601	271	(1,070)
Net increase (decrease) in assets derived from
principal transactions	41,029	601	271	(1,070)
Total increase (decrease) in net assets	33,396	(837)	(17,339)	(1,189)
Net assets at December 31, 2008	$ 67,423	$ 2,557	$ 11,735	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				RiverSource
	Pioneer High	Pioneer Mid		Diversified
	Yield VCT	Cap Value VCT	Premier VIT	Equity Income
	Portfolio -	Portfolio -	OpCap Mid Cap	Fund -
	Class I	Class I	Portfolio	Class R-4
Net assets at January 1, 2007	$ 12,297	$ 81,306	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	691	176	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	(25)	(234)	(3)	-
Net unrealized appreciation (depreciation)
of investments	(53)	5,905	(5)	-
Net increase (decrease) in net assets from operations	613	5,847	(9)	-
Changes from contract transactions:
Total unit transactions	6,409	(86,640)	402	-
Net increase (decrease) in assets derived from
principal transactions	6,409	(86,640)	402	-
Total increase (decrease) in net assets	7,022	(80,793)	393	-
Net assets at December 31, 2007	19,319	513	393	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,262	4	(8)	9
Total realized gain (loss) on investments and
capital gains distributions	(464)	(92)	(8)	(18)
Net unrealized appreciation (depreciation)
of investments	(7,575)	36	(1,105)	(251)
Net increase (decrease) in net assets from operations	(6,777)	(52)	(1,121)	(260)
Changes from contract transactions:
Total unit transactions	(864)	(461)	3,204	1,724
Net increase (decrease) in assets derived from
principal transactions	(864)	(461)	3,204	1,724
Total increase (decrease) in net assets	(7,641)	(513)	2,083	1,464
Net assets at December 31, 2008	$ 11,678	$ -	$ 2,476	$ 1,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	SMALLCAP	T. Rowe Price	T. Rowe Price	Templeton
	World Fund® -	Mid-Cap Value	Value Fund -	Foreign Fund -
	Class R-4	Fund - R Class	Advisor Class	Class A
Net assets at January 1, 2007	$ -	$ 1,010	$ 30	$ 876

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	10	1	10
Total realized gain (loss) on investments and
capital gains distributions	-	137	2	316
Net unrealized appreciation (depreciation)
of investments	-	(155)	(4)	(160)
Net increase (decrease) in net assets from operations	-	(8)	(1)	166
Changes from contract transactions:
Total unit transactions	-	(11)	32	368
Net increase (decrease) in assets derived from
principal transactions	-	(11)	32	368
Total increase (decrease) in net assets	-	(19)	31	534
Net assets at December 31, 2007	-	991	61	1,410

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(3)	-	20
Total realized gain (loss) on investments and
capital gains distributions	(77)	(8)	(1)	103
Net unrealized appreciation (depreciation)
of investments	(150)	(367)	(27)	(749)
Net increase (decrease) in net assets from operations	(229)	(378)	(28)	(626)
Changes from contract transactions:
Total unit transactions	663	86	11	(126)
Net increase (decrease) in assets derived from
principal transactions	663	86	11	(126)
Total increase (decrease) in net assets	434	(292)	(17)	(752)
Net assets at December 31, 2008	$ 434	$ 699	$ 44	$ 658

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Templeton			Small Company
	Global Bond	Diversified	Equity Income	Growth
	Fund - Class A	Value Portfolio	Portfolio	Portfolio
Net assets at January 1, 2007	$ 33,054	$ 100	$ 235	$ 18

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,435	1	3	(1)
Total realized gain (loss) on investments and
capital gains distributions	123	4	19	2
Net unrealized appreciation (depreciation)
of investments	1,205	(2)	(15)	(3)
Net increase (decrease) in net assets from operations	4,763	3	7	(2)
Changes from contract transactions:
Total unit transactions	34,847	11	62	70
Net increase (decrease) in assets derived from
principal transactions	34,847	11	62	70
Total increase (decrease) in net assets	39,610	14	69	68
Net assets at December 31, 2007	72,664	114	304	86

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7,305	2	6	(1)
Total realized gain (loss) on investments and
capital gains distributions	440	5	(9)	7
Net unrealized appreciation (depreciation)
of investments	(3,683)	(51)	(93)	(45)
Net increase (decrease) in net assets from operations	4,062	(44)	(96)	(39)
Changes from contract transactions:
Total unit transactions	33,996	10	(43)	17
Net increase (decrease) in assets derived from
principal transactions	33,996	10	(43)	17
Total increase (decrease) in net assets	38,058	(34)	(139)	(22)
Net assets at December 31, 2008	$ 110,722	$ 80	$ 165	$ 64

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Washington
				Mutual
				Investors
	Wanger			FundSM, Inc. -
	International	Wanger Select	Wanger USA	Class R-3
Net assets at January 1, 2007	$ -	$ 26,052	$ 17,111	$ 3,858

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(24)	(497)	(197)	44
Total realized gain (loss) on investments and
capital gains distributions	39	1,366	1,351	390
Net unrealized appreciation (depreciation)
of investments	(156)	735	(498)	(338)
Net increase (decrease) in net assets from operations	(141)	1,604	656	96
Changes from contract transactions:
Total unit transactions	9,764	39,236	3,759	1,250
Net increase (decrease) in assets derived from
principal transactions	9,764	39,236	3,759	1,250
Total increase (decrease) in net assets	9,623	40,840	4,415	1,346
Net assets at December 31, 2007	9,623	66,892	21,526	5,204

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	(471)	(179)	71
Total realized gain (loss) on investments and
capital gains distributions	(355)	1,376	1,971	24
Net unrealized appreciation (depreciation)
of investments	(5,402)	(35,291)	(11,029)	(1,954)
Net increase (decrease) in net assets from operations	(5,751)	(34,386)	(9,237)	(1,859)
Changes from contract transactions:
Total unit transactions	2,947	2,782	2,410	566
Net increase (decrease) in assets derived from
principal transactions	2,947	2,782	2,410	566
Total increase (decrease) in net assets	(2,804)	(31,604)	(6,827)	(1,293)
Net assets at December 31, 2008	$ 6,819	$ 35,288	$ 14,699	$ 3,911

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Washington
	Mutual	Wells Fargo
	Investors	Advantage
	FundSM, Inc. -	Small Cap Value
	Class R-4	Fund - Class A
Net assets at January 1, 2007	$ 88,156	$ 21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	811	-
Total realized gain (loss) on investments and
capital gains distributions	7,508	7
Net unrealized appreciation (depreciation)
of investments	(5,611)	(5)
Net increase (decrease) in net assets from operations	2,708	2
Changes from contract transactions:
Total unit transactions	384	24
Net increase (decrease) in assets derived from
principal transactions	384	24
Total increase (decrease) in net assets	3,092	26
Net assets at December 31, 2007	91,248	47

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,166	(1)
Total realized gain (loss) on investments and
capital gains distributions	979	(8)
Net unrealized appreciation (depreciation)
of investments	(33,169)	(23)
Net increase (decrease) in net assets from operations	(31,024)	(32)
Changes from contract transactions:
Total unit transactions	720	31
Net increase (decrease) in assets derived from
principal transactions	720	31
Total increase (decrease) in net assets	(30,304)	(1)
Net assets at December 31, 2008	$ 60,944	$ 46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2008, the Account had 246 investment divisions (the “Divisions”), 86 of which invest in independently managed mutual funds and 160 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2008 and related Trusts are as follows:

AIM Growth Series:
         AIM Mid Cap Core Equity Fund - Class A
         AIM Small Cap Growth Fund - Class A
AIM Investment Funds:
         AIM Global Health Care Fund - Investor Class
AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation Fund - Series I Shares
         AIM V.I. Core Equity Fund - Series I Shares
AllianceBernstein Growth and Income Fund, Inc.:
         AllianceBernstein Growth and Income Fund, Inc. - Class A
AllianceBernstein Variable Products Series Fund, Inc.:
         AllianceBernstein Growth and Income Portfolio - Class A
Allianz Funds:
         Allianz NFJ Large-Cap Value Fund - Institutional
                  Class**
         Allianz NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
         Amana Growth Fund**
         Amana Income Fund**

American Balanced Fund®, Inc.:
         American Balanced Fund® - Class R-3
American Century Quantitative Equity Funds, Inc.:
         American Century Income & Growth Fund - A Class
Ariel Investment Trust:
         Ariel Appreciation Fund
Ariel Fund Artisan Funds, Inc.:
         Artisan International Fund - Investor Shares**
The Bond Fund of AmericaSM, Inc.:
         The Bond Fund of AmericaSM, Inc. - Class R-4**
Calvert Variable Series, Inc.:
         Calvert Social Balanced Portfolio
Columbia Acorn Trust:
         ColumbiaSM Acorn Fund® - Class Z**
Columbia Funds Series Trust:
         Columbia Mid Cap Value Fund - Class A**
         Columbia Mid Cap Value Fund - Class Z**
DWS Institutional Funds:
         DWS Equity 500 Index Fund - Class S

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Notes to Financial Statements

EuroPacific Growth Fund®:
         EuroPacific Growth Fund® - Class R-3
         EuroPacific Growth Fund® - Class R-4
Evergreen Equity Trust:
         Evergreen Special Values Fund - Class A
Fidelity® Variable Insurance Products:
         Fidelity® VIP Equity-Income Portfolio - Initial Class
         Fidelity® VIP Growth Portfolio - Initial Class
         Fidelity® VIP High Income Portfolio - Initial Class
         Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
         Fidelity® VIP Contrafund® Portfolio - Initial Class
         Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products III:
         Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
         Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
         Mutual Discovery Fund - Class R
Franklin Strategic Series:
         Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
         Franklin Small Cap Value Securities Fund - Class 2
Fundamental Investors, Inc.:
         Fundamental Investors, Inc. - Class R-3**
         Fundamental Investors, Inc. - Class R-4**
The Growth Fund of America®, Inc.:
         The Growth Fund of America® - Class R-3
         The Growth Fund of America® - Class R-4
The Income Fund of America®, Inc.:
         The Income Fund of America® - Class R-3
ING Equity Trust:
         ING Financial Services Fund - Class A
         ING Real Estate Fund - Class A
ING Funds Trust:
         ING GNMA Income Fund - Class A
         ING Intermediate Bond Fund - Class A
ING Investors Trust:
         ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
         ING BlackRock Large Cap Growth Portfolio - Institutional Class*
         ING BlackRock Large Cap Growth Portfolio - Service Class
         ING BlackRock Large Cap Growth Portfolio - Service 2 Class*
         ING Evergreen Health Sciences Portfolio - Service Class
         ING Evergreen Omega Portfolio - Service Class*
         ING FMRSM Diversified Mid Cap Portfolio - Service Class
         ING Global Real Estate Portfolio - Institutional Class**
         ING Global Resources Portfolio - Institutional Class
         ING Global Resources Portfolio - Service Class
         ING Janus Contrarian Portfolio - Service Class*

ING Investors Trust (continued):
         ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
         ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
         ING JPMorgan Emerging Markets Equity Portfolio - Service Class
         ING JPMorgan Small Cap Core Equity Portfolio - Service Class
         ING JPMorgan Value Opportunities Portfolio - Institutional Class
         ING JPMorgan Value Opportunities Portfolio - Service Class
         ING Julius Baer Foreign Portfolio - Service Class
         ING Legg Mason Value Portfolio - Service Class
         ING Lord Abbett Affiliated Portfolio - Institutional Class
         ING Lord Abbett Affiliated Portfolio - Service Class*
         ING Marsico Growth Portfolio - Institutional Class**
         ING Marsico Growth Portfolio - Service Class
         ING Marsico International Opportunities Portfolio - Adviser Class*
         ING Marsico International Opportunities Portfolio - Service Class
         ING MFS Total Return Portfolio - Adviser Class
         ING MFS Total Return Portfolio - Institutional Class
         ING MFS Total Return Portfolio - Service Class
         ING MFS Utilities Portfolio - Service Class
         ING Oppenheimer Main Street Portfolio® - Service Class
         ING PIMCO High Yield Portfolio - Institutional Class
         ING PIMCO High Yield Portfolio - Service Class
         ING Pioneer Equity Income Portfolio - Institutional
                  Class*
         ING Pioneer Fund Portfolio - Institutional Class
         ING Pioneer Fund Portfolio - Service Class
         ING Pioneer Mid Cap Value Portfolio - Adviser
                  Class**
         ING Pioneer Mid Cap Value Portfolio - Institutional Class
         ING Pioneer Mid Cap Value Portfolio - Service Class
         ING Stock Index Portfolio - Institutional Class
         ING T. Rowe Price Capital Appreciation Portfolio - Service Class
         ING T. Rowe Price Equity Income Portfolio - Adviser Class
         ING T. Rowe Price Equity Income Portfolio - Service Class
         ING Templeton Global Growth Portfolio - Institutional Class
         ING Templeton Global Growth Portfolio - Service Class
         ING Van Kampen Capital Growth Portfolio - Institutional Class**
         ING Van Kampen Capital Growth Portfolio - Service Class

177

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Notes to Financial Statements

ING Investors Trust (continued):
         ING Van Kampen Growth and Income Portfolio - Service Class
         ING Van Kampen Real Estate Portfolio - Institutional Class
         ING Van Kampen Real Estate Portfolio - Service Class
         ING VP Index Plus International Equity Portfolio - Institutional Class*
         ING VP Index Plus International Equity Portfolio - Service Class
         ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Mutual Funds:
         ING International Growth Opportunities Fund - Class Q
         ING International SmallCap Multi-Manager Fund - Class A
ING Partners, Inc.:
         ING American Century Large Company Value Portfolio - Adviser Class
         ING American Century Large Company Value Portfolio - Service Class
         ING American Century Small-Mid Cap Value Portfolio - Adviser Class
         ING American Century Small-Mid Cap Value Portfolio - Service Class
         ING Baron Asset Portfolio - Service Class
         ING Baron Small Cap Growth Portfolio - Adviser Class
         ING Baron Small Cap Growth Portfolio - Service Class
         ING Columbia Small Cap Value II Portfolio - Service Class
         ING Davis New York Venture Portfolio - Service Class
         ING Fidelity® VIP Mid Cap Portfolio - Service Class
         ING Index Solution 2015 Portfolio - Adviser Class**
         ING Index Solution 2025 Portfolio - Adviser Class**
         ING Index Solution 2035 Portfolio - Adviser Class**
         ING Index Solution 2045 Portfolio - Adviser Class**
         ING Index Solution Income Portfolio - Adviser Class**
         ING JPMorgan Mid Cap Value Portfolio - Adviser Class
         ING JPMorgan Mid Cap Value Portfolio - Service Class
         ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class
         ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
         ING Legg Mason Partners Aggressive Growth Portfolio - Service Class
         ING Neuberger Berman Partners Portfolio - Service Class
         ING Oppenheimer Global Portfolio - Adviser Class
         ING Oppenheimer Global Portfolio - Initial Class

ING Partners, Inc. (continued):
         ING Oppenheimer Global Portfolio - Service Class
         ING Oppenheimer Strategic Income Portfolio - Adviser Class
         ING Oppenheimer Strategic Income Portfolio - Initial Class
         ING Oppenheimer Strategic Income Portfolio - Service Class*
         ING PIMCO Total Return Portfolio - Adviser Class
         ING PIMCO Total Return Portfolio - Service Class
         ING Pioneer High Yield Portfolio - Initial Class
         ING Pioneer High Yield Portfolio - Service Class
         ING Solution 2015 Portfolio - Adviser Class
         ING Solution 2015 Portfolio - Service Class
         ING Solution 2025 Portfolio - Adviser Class
         ING Solution 2025 Portfolio - Service Class
         ING Solution 2035 Portfolio - Adviser Class
         ING Solution 2035 Portfolio - Service Class
         ING Solution 2045 Portfolio - Adviser Class
         ING Solution 2045 Portfolio - Service Class
         ING Solution Growth and Income Portfolio - Service Class**
         ING Solution Growth Portfolio - Service Class**
         ING Solution Income Portfolio - Adviser Class
         ING Solution Income Portfolio - Service Class
         ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
         ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
         ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
         ING T. Rowe Price Growth Equity Portfolio - Adviser Class
         ING T. Rowe Price Growth Equity Portfolio - Initial Class
         ING T. Rowe Price Growth Equity Portfolio - Service Class
         ING Templeton Foreign Equity Portfolio - Adviser Class**
         ING Templeton Foreign Equity Portfolio - Initial Class**
         ING Templeton Foreign Equity Portfolio - Service Class
         ING Thornburg Value Portfolio - Adviser Class
         ING Thornburg Value Portfolio - Initial Class
         ING UBS U.S. Large Cap Equity Portfolio - Adviser Class*
         ING UBS U.S. Large Cap Equity Portfolio - Initial Class
         ING UBS U.S. Large Cap Equity Portfolio - Service Class
         ING Van Kampen Comstock Portfolio - Adviser Class
         ING Van Kampen Comstock Portfolio - Service Class
         ING Van Kampen Equity and Income Portfolio - Adviser Class

178

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Notes to Financial Statements

ING Partners, Inc. (continued):
         ING Van Kampen Equity and Income Portfolio - Initial Class
         ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
         ING VP Strategic Allocation Conservative Portfolio - Class I
         ING VP Strategic Allocation Growth Portfolio - Class I
         ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
         ING VP Growth and Income Portfolio - Class A*
         ING VP Growth and Income Portfolio - Class I
         ING VP Growth and Income Portfolio - Class S*
ING Variable Insurance Trust:
         ING GET U.S. Core Portfolio - Series 3
         ING GET U.S. Core Portfolio - Series 5
         ING GET U.S. Core Portfolio - Series 6
         ING GET U.S. Core Portfolio - Series 7
         ING GET U.S. Core Portfolio - Series 8
         ING GET U.S. Core Portfolio - Series 9
         ING GET U.S. Core Portfolio - Series 10
         ING GET U.S. Core Portfolio - Series 11
ING Variable Portfolios, Inc.:
         ING BlackRock Global Science and Technology Portfolio - Class I
         ING International Index Portfolio - Class I**
         ING Lehman Brothers U.S. Aggregate Bond Index®
                  Portfolio - Class I**
         ING Opportunistic Large Cap Growth Portfolio - Class I
         ING Opportunistic Large Cap Value Portfolio - Class I
         ING Russell™ Large Cap Index Portfolio - Class I**
         ING Russell™ Mid Cap Index Portfolio - Class I**
         ING Russell™ Small Cap Index Portfolio - Class I**
         ING VP Index Plus LargeCap Portfolio - Class I
         ING VP Index Plus LargeCap Portfolio - Class S
         ING VP Index Plus MidCap Portfolio - Class I
         ING VP Index Plus MidCap Portfolio - Class S
         ING VP Index Plus SmallCap Portfolio - Class I
         ING VP Index Plus SmallCap Portfolio - Class S
         ING VP Small Company Portfolio - Class I
         ING VP Small Company Portfolio - Class S
ING Variable Products Trust:
         ING VP International Value Portfolio - Class I
         ING VP International Value Portfolio - Class S
         ING VP MidCap Opportunities Portfolio - Class I
         ING VP MidCap Opportunities Portfolio - Class S
         ING VP SmallCap Opportunities Portfolio - Class I
         ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
         ING VP Balanced Portfolio - Class I

ING VP Intermediate Bond Portfolio:
         ING VP Intermediate Bond Portfolio - Class I
         ING VP Intermediate Bond Portfolio - Class S
ING VP Money Market Portfolio:
         ING VP Money Market Portfolio - Class I
Janus Aspen Series:
         Janus Aspen Series Balanced Portfolio - Institutional Shares
         Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
         Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
         Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
         Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
The Lazard Funds, Inc.:
         Lazard U.S. Mid Cap Equity Portfolio - Open Shares*
LKCM Funds:
         LKCM Aquinas Growth Fund
Loomis Sayles Funds I:
         Loomis Sayles Small Cap Value Fund - Retail Class**
Lord Abbett Mid Cap Value Fund, Inc.:
         Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Lord Abbett Research Fund, Inc.:
         Lord Abbett Small-Cap Value Fund - Class A
Lord Abbett Series Fund, Inc.:
         Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Massachusetts Investors Growth Stock Fund:
         Massachusetts Investors Growth Stock Fund - Class A
Morgan Stanley Institutional Fund Trust:
         Morgan Stanley U.S. Small Cap Value Portfolio - Class I**
Neuberger Berman Equity Funds®:
         Neuberger Berman Socially Responsive Fund® - Trust Class
New Perspective Fund®, Inc.:
         New Perspective Fund®, Inc. - Class R-3
         New Perspective Fund®, Inc. - Class R-4
Oppenheimer Capital Appreciation Fund:
         Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
         Oppenheimer Developing Markets Fund - Class A
Oppenheimer Variable Account Funds:
         Oppenheimer Global Securities/VA
         Oppenheimer Main Street Fund®/VA
         Oppenheimer Main Street Small Cap Fund®/VA
         Oppenheimer MidCap Fund/VA
         Oppenheimer Strategic Bond Fund/VA
Pax World Funds Series Trust I:
         Pax World Balanced Fund
PIMCO Variable Insurance Trust:
         PIMCO Real Return Portfolio - Administrative Class
Pioneer High Yield Fund:
         Pioneer High Yield Fund - Class A

179

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Notes to Financial Statements

Pioneer Variable Contracts Trust:
      Pioneer Emerging Markets VCT Portfolio - Class I*
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer High Yield VCT Portfolio - Class I
Premier VIT:
      Premier VIT OpCap Mid Cap Portfolio*
RiverSource Investment Series, Inc.:
      RiverSource Diversified Equity Income Fund -Class R-4**
SmallCap World Fund, Inc.:
      SMALLCAP World Fund® - Class R-4**
T. Rowe Price Mid-Cap Value Fund, Inc.:
      T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
      T. Rowe Price Value Fund - Advisor Class
Templeton Funds, Inc.:
      Templeton Foreign Fund - Class A
Templeton Income Trust:
      Templeton Global Bond Fund - Class A

Vanguard® Variable Insurance Fund:
      Diversified Value Portfolio
      Equity Income Portfolio
      Small Company Growth Portfolio
Wanger Advisors Trust:
      Wanger International*
      Wanger Select
      Wanger USA
Washington Mutual Investors FundSM, Inc.:
      Washington Mutual Investors FundSM, Inc. -Class R-3
      Washington Mutual Investors FundSM, Inc. - Class R-4
Wells Fargo Funds Trust:
      Wells Fargo Advantage Small Cap Value Fund - Class A

* Division added in 2007
** Division added in 2008

The names of certain Divisions were changed during 2008. The following is a summary of current and former names for those Divisions:

Current Name		Former Name

ING Investors Trust:
      ING Van Kampen Large Cap Growth Portfolio - Institutional Class
      ING Van Kampen Large Cap Growth Portfolio - Service Class
ING Variable Portfolios, Inc.:
      ING BlackRock Global Science and Technology Portfolio - Class I
      ING Opportunistic Large Cap Growth Portfolio - Class I
      ING Opportunistic Large Cap Value Portfolio - Class I
The Lazard Funds, Inc.:
      Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Wanger Advisors Trust:
      Wanger International
       Wanger USA

ING Investors Trust:
      ING FMRSM Large Cap Growth Portfolio - Institutional Class
      ING FMRSM Large Cap Growth Portfolio - Service Class
ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology Portfolio - Class I
      ING VP Growth Portfolio - Class I
      ING VP Value Opportunity Portfolio - Class I
The Lazard Funds, Inc.:
      Lazard Mid Cap Portfolio - Open Shares
Wanger Advisors Trust:
      Wanger International Small Cap
      Wanger U.S. Smaller Companies

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Notes to Financial Statements

During 2008, the following Divisions were closed to contractowners:

Capital One Funds:
      Capital One Mid Cap Equity Fund - Class A
ING Investors Trust:
      ING Van Kampen Large Cap Growth Portfolio - Institutional Class
      ING Van Kampen Large Cap Growth Portfolio - Service Class
      ING Wells Fargo Disciplined Value Portfolio - Adviser Class
      ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Partners, Inc.:
      ING JPMorgan International Portfolio - Adviser Class
      ING JPMorgan International Portfolio - Initial Class
      ING JPMorgan International Portfolio - Service Class
      ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class
      ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class
      ING Neuberger Berman Regency Portfolio - Service Class
      ING OpCap Balanced Value Portfolio - Service Class
      ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Variable Insurance Trust:
      ING GET U.S. Core Portfolio - Series 1
      ING GET U.S. Core Portfolio - Series 2
ING Variable Products Trust:
      ING VP Financial Services Portfolio - Class I
      ING VP Real Estate Portfolio - Class I
Janus Adviser Series:
      Janus Adviser Balanced Fund - Class S
Moderate Allocation Portfolio:
      Moderate Allocation Portfolio
Pioneer Variable Contracts Trust:
      Pioneer Mid Cap Value VCT Portfolio - Class I

The following Divisions were offered during 2008, but had no investments as of
December 31, 2008:

AIM Equity Funds:
      AIM Charter Fund - Class A
      AIM Constellation Fund - Class A
AIM Investment Securities Funds:
      AIM Income Fund - Class A
AIM Stock Funds:
      AIM Dynamics Fund - Investor Class
Alger Funds:
      Alger SmallCap Growth Fund - Class A
Alger Funds II:
      Alger Green Fund - Class A
Allianz Funds:
      Allianz NFJ Dividend Value Fund - Class A
      Allianz NFJ Small-Cap Value Fund - Institutional Class
American Balanced Fund®, Inc.:
      American Balanced Fund® - Class R-4
American Century Mutual Funds:
      American Century Ultra® Fund - Advisor Class
BlackRock Large Cap Series Funds, Inc.:
      BlackRock Large Cap Value Fund - Investor A Shares
Calvert World Values Fund, Inc.:
      Calvert Capital Accumulation Fund - Class A

Capital World Growth & Income Fund®, Inc.:
      Capital World Growth & Income Fund®, Inc. - Class R-4
      Capital World Growth & Income Fund®, Inc. - Class R-5
Columbia Acorn Trust:
      ColumbiaSM Acorn USA® - Class A
Davis New York Venture Fund, Inc.:
      Davis New York Venture Fund - Class R
Dodge & Cox Funds:
      Dodge & Cox International Stock Fund
Fidelity® Advisor Series I:
      Fidelity® Advisor Balanced Fund - Class T
      Fidelity® Advisor Equity Growth Fund - Class T
      Fidelity® Advisor Equity Income Fund - Class T
      Fidelity® Advisor Growth Opportunities Fund - Class T
      Fidelity® Advisor Leveraged Company Stock Fund - Institutional Class
Fidelity® Variable Insurance Products:
      Fidelity® VIP Equity-Income Portfolio - Service Class 2
      Fidelity® VIP Growth Portfolio - Service Class 2

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Notes to Financial Statements

Fidelity® Variable Insurance Products II:
      Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Value Investors Trust:
      Franklin Balance Sheet Investment Fund - Class A
Goldman Sachs Trust:
      Goldman Sachs Capital Growth Fund - Class A
      Goldman Sachs Concentrated International Equity Fund - Class A
The Growth Fund of America®, Inc.:
      The Growth Fund of America® - Class R-5
ING Equity Trust:
      ING LargeCap Growth Fund - Class A
      ING SmallCap Opportunities Fund - Class A
ING Investors Trust:
      ING AllianceBernstein Mid Cap Growth Portfolio - Adviser Class
      ING Evergreen Omega Portfolio - Institutional Class
      ING FMRSM Diversified Mid Cap Portfolio - Adviser Class
      ING FMRSM Equity Income Portfolio - Institutional Class
      ING FMRSM Equity Income Portfolio - Service Class
      ING Julius Baer Foreign Portfolio - Institutional Class
      ING Legg Mason Value Portfolio - Institutional Class
      ING Marsico Growth Portfolio - Adviser Class
      ING Pioneer Equity Income Portfolio - Service Class
ING Mayflower Trust:
      ING International Value Fund - Class A
ING Mutual Funds:
      ING Global Real Estate Fund - Class I
      ING Global Value Choice Fund - Class A
ING Partners, Inc.:
      ING Columbia Small Cap Value II Portfolio - Adviser Class
      ING Davis New York Venture Portfolio - Adviser Class
      ING Index Solution 2015 Portfolio - Initial Class
      ING Index Solution 2015 Portfolio - Service Class
      ING Index Solution 2025 Portfolio - Initial Class
      ING Index Solution 2025 Portfolio - Service Class
      ING Index Solution 2035 Portfolio - Initial Class
      ING Index Solution 2035 Portfolio - Service Class
      ING Index Solution 2045 Portfolio - Initial Class
      ING Index Solution 2045 Portfolio - Service Class
      ING Index Solution Income Portfolio - Initial Class
      ING Index Solution Income Portfolio - Service Class
      ING Thornburg Value Portfolio - Service Class
ING Series Fund, Inc.:
      ING Balanced Fund - Class A
      ING Global Science and Technology Fund - Class A
      ING Growth and Income Fund - Class A
      ING Index Plus LargeCap Fund - Class A
      ING Index Plus MidCap Fund - Class A
      ING Index Plus SmallCap Fund - Class A
      ING Money Market Fund - Class A
      ING Small Company Fund - Class A

ING Series Fund, Inc. (continued):
      ING Strategic Allocation Conservative Fund - Class A
      ING Strategic Allocation Growth Fund - Class A
      ING Strategic Allocation Moderate Fund - Class A
ING Variable Portfolios, Inc.:
      ING BlackRock Global Science and Technology Portfolio - Class S
      ING Opportunistic Large Cap Growth Portfolio - Class S
      ING Opportunistic Large Cap Value Portfolio - Class S
Janus Adviser Series:
      Janus Adviser Flexible Bond Fund - Class S
      Janus Adviser Forty Fund - Class S
      Janus Adviser Large Cap Growth Fund - Class S
      Janus Adviser Mid Cap Growth Fund - Class S
      Janus Adviser Worldwide Fund - Class S
Janus Aspen Series:
      Janus Aspen Series International Growth Portfolio - Institutional Shares
Janus Investment Fund:
      Janus Contrarian Fund
Keeley Small Cap Value Fund, Inc.:
      Keeley Small Cap Value Fund
The Lazard Funds, Inc.:
      Lazard Emerging Markets Equity Portfolio - Open Shares
      Lazard International Equity Portfolio - Open Shares
      Lazard U.S. Small-Mid Cap Equity Portfolio - Open Shares
Legg Mason Special Investment Trust, Inc.:
      Legg Mason Special Investment Trust, Inc. - Primary Class
Loomis Sayles Funds II:
      Loomis Sayles Investment Grade Bond Fund - Class Y
MFS® Series Trust II:
      MFS® Growth Fund - Class A
MFS® Series Trust V:
      MFS® Research Fund - Class A
      MFS® Total Return Fund - Class A
      MFS® Total Return Fund - Class I
MFS® Series Trust VI:
      MFS® Global Equity Fund - Class A
Morgan Stanley Institutional Fund Trust:
      Morgan Stanley Mid Cap Growth Portfolio - Adviser Class
      Morgan Stanley U.S. Small Cap Value Portfolio - Class P
Oppenheimer Capital Income Fund:
      Oppenheimer Capital Income Fund - Class A
Oppenheimer Champion Income Fund:
      Oppenheimer Champion Income Fund - Class A
Oppenheimer Integrity Funds:
      Oppenheimer Core Bond Fund - Class A

182

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Notes to Financial Statements

Oppenheimer International Bond Fund:
      Oppenheimer International Bond Fund - Class Y
Oppenheimer International Small Company Fund:
      Oppenheimer International Small Company Fund - Class Y
Parnassus Income Funds:
      Parnassus Equity Income Fund - Investor Shares
Pioneer Equity Income Fund:
      Pioneer Equity Income Fund - Class A
Pioneer Variable Contracts Trust:
      Pioneer Equity Income VCT Portfolio - Class II
Prudential Investment Portfolios, Inc.:
      Jennison Equity Opportunity Fund - Class A
      Jennison Growth Fund - Class A
RiverSource Investment Series, Inc.:
      RiverSource Diversified Equity Income Fund - Class R-3
      RiverSource Diversified Equity Income Fund - Class R-5
      RiverSource Mid Cap Value Fund - Class R-5

T. Rowe Price Science and Technology Fund, Inc.:
      T. Rowe Price Science and Technology Fund - Advisor Class
Thornburg Investment Trust:
      Thornburg Core Growth Fund - Class R5
Vanguard® Index Funds:
      Vanguard® 500 Index Fund - Investor Shares
      Vanguard® 500 Index Fund - Signal™ Shares
      Vanguard® Extended Market Index Fund - Signal™ Shares
      Vanguard® Small-Cap Index Fund - Signal™ Shares
      Vanguard® Total Bond Market Index Fund - Signal™ Shares
      Vanguard® Total Stock Market Index Fund - Signal™ Shares
Wells Fargo Funds Trust:
      Wells Fargo Advantage Mid Cap Disciplined Fund - Administrator Class

Effective October 7, 2008, ING VP Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING VP Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING VP Money Market Portfolio remained the same.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The

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Notes to Financial Statements

difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

3. Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

                                                                            184

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of FAS No. 157 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2008.

The FAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market

                                                                            185

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

data through correlation or other means.

                                                                            186

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Other Contract Charges

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed
Minimum Income feature.

                                                            187

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

6. Related Party Transactions

During the year ended December 31, 2008, management and service fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the
ING Equity Trust, ING Funds Trust, ING Mutual Funds, ING Variable Products Trust,
ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP
Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds,
ING Variable Insurance Trust, and ING Variable Portfolios, Inc. The annual fee rate ranged from 0.08% to 1.00% of the average net assets of each respective Fund.

In addition, management fees were paid to DSL in its capacity as investment adviser to
ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

                                                            188

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	$ 115	$ 58	$ 96	$ 39
AIM Small Cap Growth Fund - Class A	14	8	23	4
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	45	19	56	26
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	1,530	3,480	2,260	5,570
AIM V.I. Core Equity Fund - Series I Shares	5,020	6,612	3,055	7,949
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	127	18	68	6
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	183	106	238	138
Allianz Funds:
Allianz NFJ Large-Cap Value Fund - Institutional Class	1,183	373	-	-
Allianz NFJ Small-Cap Value Fund - Class A	159	114	154	151
Amana Mutual Funds Trust:
Amana Growth Fund	36	-	-	-
Amana Income Fund	46	-	-	-
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,324	1,956	1,822	533
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	1,028	864	2,057	1,690
Ariel Investment Trust:
Ariel Appreciation Fund	178	60	208	192
Ariel Fund	353	121	340	60
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	985	572	-	-
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	2,871	771	-	-
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	3,688	8,210	7,707	10,570
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	23	66	117	118
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class Z	1,288	136	-	-
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	1,696	41	-	-
Columbia Mid Cap Value Fund - Class Z	876	96	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	61	19	78	23
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	3,250	666	5,869	387
EuroPacific Growth Fund® - Class R-4	63,122	9,451	70,434	10,878

                                                            189

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	$ 8,381	$ 11,051	$ 32,044	$ 16,609
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	17,331	54,245	64,478	57,707
Fidelity® VIP Growth Portfolio - Initial Class	7,959	29,689	11,577	48,459
Fidelity® VIP High Income Portfolio - Initial Class	1,529	1,790	2,701	2,477
Fidelity® VIP Overseas Portfolio - Initial Class	12,038	11,131	16,564	10,870
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	83,323	86,879	381,587	121,540
Fidelity® VIP Index 500 Portfolio - Initial Class	8,380	11,595	10,266	14,708
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	4,930	711	4,555	398
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	6,406	2,242	3,865	2,972
Franklin Mutual Series Fund Inc.:
Mutual Discovery Fund - Class R	1,015	541	1,026	88
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	167	256	319	53
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	21,785	11,910	27,561	14,852
Fundamental Investors, Inc.:
Fundamental Investors, Inc. - Class R-3	13	-	-	-
Fundamental Investors, Inc. - Class R-4	9,789	179	-	-
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	3,608	749	5,091	583
The Growth Fund of America® - Class R-4	51,599	9,231	58,943	12,793
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	787	255	879	154
ING Equity Trust:
ING Financial Services Fund - Class A	44	15	98	8
ING Real Estate Fund - Class A	559	354	835	653
ING Funds Trust:
ING GNMA Income Fund - Class A	1,665	316	556	144
ING Intermediate Bond Fund - Class A	1,496	473	1,672	268
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service
Class	2,079	1,463	2,837	2,291
ING BlackRock Large Cap Growth Portfolio - Institutional Class	12,968	12,086	128,112	10,240
ING BlackRock Large Cap Growth Portfolio - Service Class	91	-	80	38
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	65	54	156	7
ING Evergreen Health Sciences Portfolio - Service Class	4,792	1,090	3,207	1,604
ING Evergreen Omega Portfolio - Service Class	51	15	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	14,704	929	5,324	2,631
ING Global Real Estate Portfolio - Institutional Class	55,853	3,461	-	-

190

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Global Resources Portfolio - Institutional Class	$ 7	$ 1	$ 40	$ -
ING Global Resources Portfolio - Service Class	62,056	21,226	103,919	14,148
ING Janus Contrarian Portfolio - Service Class	9,329	546	4,603	5
ING JPMorgan Emerging Markets Equity Portfolio - Adviser
Class	353	271	339	77
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	8,100	9,806	15,257	11,397
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	10,292	13,457	19,506	10,023
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	1,471	730	1,933	870
ING JPMorgan Value Opportunities Portfolio - Institutional
Class	31	45	163	109
ING JPMorgan Value Opportunities Portfolio - Service Class	851	703	1,971	758
ING Julius Baer Foreign Portfolio - Service Class	13,668	7,771	28,923	2,820
ING Legg Mason Value Portfolio - Service Class	2,060	2,385	3,263	1,942
ING Lord Abbett Affiliated Portfolio - Institutional Class	21,601	16,868	137,049	8,942
ING Lord Abbett Affiliated Portfolio - Service Class	418	51	581	34
ING Marsico Growth Portfolio - Institutional Class	9,787	1,675	-	-
ING Marsico Growth Portfolio - Service Class	1,626	5,168	2,277	1,123
ING Marsico International Opportunities Portfolio - Adviser
Class	166	77	66	-
ING Marsico International Opportunities Portfolio - Service
Class	5,157	3,756	6,755	2,546
ING MFS Total Return Portfolio - Adviser Class	346	175	629	91
ING MFS Total Return Portfolio - Institutional Class	12,205	15,394	85,667	5,587
ING MFS Total Return Portfolio - Service Class	6,317	6,069	7,005	8,503
ING MFS Utilities Portfolio - Service Class	14,547	6,817	27,746	7,695
ING Oppenheimer Main Street Portfolio® - Service Class	2,111	1,886	1,850	692
ING PIMCO High Yield Portfolio - Institutional Class	525	479	1,012	434
ING PIMCO High Yield Portfolio - Service Class	4,100	3,544	3,884	2,956
ING Pioneer Equity Income Portfolio - Institutional Class	21,573	15,558	170,710	8,950
ING Pioneer Fund Portfolio - Institutional Class	3,838	1,752	15,807	1,978
ING Pioneer Fund Portfolio - Service Class	68	15	109	23
ING Pioneer Mid Cap Value Portfolio - Adviser Class	8	5	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	16,615	9,295	104,569	5,929
ING Pioneer Mid Cap Value Portfolio - Service Class	273	11	11	-
ING Stock Index Portfolio - Institutional Class	746	468	647	718
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class	76,797	6,029	97,533	4,012
ING T. Rowe Price Equity Income Portfolio - Adviser Class	744	356	1,096	110
ING T. Rowe Price Equity Income Portfolio - Service Class	29,676	6,860	23,005	6,815
ING Templeton Global Growth Portfolio - Institutional Class	238	113	1,270	78
ING Templeton Global Growth Portfolio - Service Class	1,075	385	2,224	752
ING Van Kampen Capital Growth Portfolio - Institutional Class	739	186	-	-
ING Van Kampen Capital Growth Portfolio - Service Class	322	114	74	11
ING Van Kampen Growth and Income Portfolio - Service Class	7,260	3,708	7,730	5,017

191

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Van Kampen Large Cap Growth Portfolio - Institutional
Class	$ 112	$ 244	$ 195	$ 219
ING Van Kampen Large Cap Growth Portfolio - Service Class	-	-	-	-
ING Van Kampen Real Estate Portfolio - Institutional Class	579	141	654	166
ING Van Kampen Real Estate Portfolio - Service Class	14,906	3,853	20,511	9,175
ING VP Index Plus International Equity Portfolio - Institutional
Class	9,708	5,196	23,401	739
ING VP Index Plus International Equity Portfolio - Service Class	2,191	1,919	9,922	5,658
ING Wells Fargo Disciplined Value Portfolio - Adviser Class	6	8	3	-
ING Wells Fargo Disciplined Value Portfolio - Service Class	245	1,244	1,354	916
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	1,118	656	814	901
ING Mutual Funds:
ING International Growth Opportunities Fund - Class Q	4	-	5	-
ING International SmallCap Multi-Manager Fund - Class A	597	269	2,051	460
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser
Class	68	-	81	-
ING American Century Large Company Value Portfolio - Service
Class	3,172	1,055	1,490	1,873
ING American Century Small-Mid Cap Value Portfolio - Adviser
Class	96	64	43	20
ING American Century Small-Mid Cap Value Portfolio - Service
Class	7,460	2,970	5,907	6,289
ING Baron Asset Portfolio - Service Class	1,012	620	3,527	722
ING Baron Small Cap Growth Portfolio - Adviser Class	278	172	272	82
ING Baron Small Cap Growth Portfolio - Service Class	15,624	9,389	21,285	9,634
ING Columbia Small Cap Value II Portfolio - Service Class	706	129	924	145
ING Davis New York Venture Portfolio - Service Class	3,980	1,471	3,154	1,617
ING Fidelity® VIP Mid Cap Portfolio - Service Class	7,228	366	3,867	16
ING Index Solution 2015 Portfolio - Adviser Class	37	-	-	-
ING Index Solution 2025 Portfolio - Adviser Class	80	-	-	-
ING Index Solution 2035 Portfolio - Adviser Class	50	-	-	-
ING Index Solution 2045 Portfolio - Adviser Class	6	-	-	-
ING Index Solution Income Portfolio - Adviser Class	1	-	-	-
ING JPMorgan International Portfolio - Adviser Class	171	236	277	105
ING JPMorgan International Portfolio - Initial Class	73,774	139,860	12,083	31,023
ING JPMorgan International Portfolio - Service Class	26	40	15	1
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	222	206	412	90
ING JPMorgan Mid Cap Value Portfolio - Service Class	5,508	5,303	7,888	4,358
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser
Class	24	23	155	73
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	1,877	20,540	2,952	43,831
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	105	6	26	18
ING Legg Mason Partners Large Cap Growth Portfolio - Adviser
Class	11	139	166	56

192

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Legg Mason Partners Large Cap Growth Portfolio - Initial
Class	$ 771	$ 3,534	$ 687	$ 1,133
ING Neuberger Berman Partners Portfolio - Service Class	2,501	802	3,601	1,492
ING Neuberger Berman Regency Portfolio - Service Class	4	65	64	-
ING OpCap Balanced Value Portfolio - Service Class	3,211	8,000	2,475	3,110
ING Oppenheimer Global Portfolio - Adviser Class	219	135	360	86
ING Oppenheimer Global Portfolio - Initial Class	71,401	115,339	55,048	149,707
ING Oppenheimer Global Portfolio - Service Class	168	137	318	53
ING Oppenheimer Strategic Income Portfolio - Adviser Class	323	260	192	49
ING Oppenheimer Strategic Income Portfolio - Initial Class	27,530	15,665	26,922	18,515
ING Oppenheimer Strategic Income Portfolio - Service Class	317	3,908	3,849	20
ING PIMCO Total Return Portfolio - Adviser Class	878	491	409	151
ING PIMCO Total Return Portfolio - Service Class	49,759	20,018	24,623	8,657
ING Pioneer High Yield Portfolio - Initial Class	2,788	1,810	5,895	1,624
ING Pioneer High Yield Portfolio - Service Class	36	8	93	1
ING Solution 2015 Portfolio - Adviser Class	6,088	1,242	7,188	480
ING Solution 2015 Portfolio - Service Class	13,824	5,036	19,648	5,245
ING Solution 2025 Portfolio - Adviser Class	7,199	1,100	8,121	621
ING Solution 2025 Portfolio - Service Class	21,652	4,941	24,006	3,374
ING Solution 2035 Portfolio - Adviser Class	6,053	570	6,338	500
ING Solution 2035 Portfolio - Service Class	17,035	2,269	17,108	2,183
ING Solution 2045 Portfolio - Adviser Class	3,343	645	5,897	382
ING Solution 2045 Portfolio - Service Class	11,939	1,802	10,977	1,571
ING Solution Growth and Income Portfolio - Service Class	908	250	-	-
ING Solution Growth Portfolio - Service Class	443	210	-	-
ING Solution Income Portfolio - Adviser Class	3,604	986	5,998	473
ING Solution Income Portfolio - Service Class	4,348	3,037	6,004	1,547
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class	193	104	506	174
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	57,324	37,143	41,586	65,054
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	152	113	173	98
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	705	490	1,180	158
ING T. Rowe Price Growth Equity Portfolio - Initial Class	23,639	29,782	22,362	41,447
ING T. Rowe Price Growth Equity Portfolio - Service Class	688	129	429	101
ING Templeton Foreign Equity Portfolio - Adviser Class	273	38	-	-
ING Templeton Foreign Equity Portfolio - Initial Class	140,891	13,745	-	-
ING Templeton Foreign Equity Portfolio - Service Class	2,081	7,239	5,590	670
ING Thornburg Value Portfolio - Adviser Class	67	81	529	47
ING Thornburg Value Portfolio - Initial Class	3,720	12,256	8,843	20,359
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	54	-	18	5
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	4,316	18,834	11,253	20,951

193

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Service Class	$ 3	$ -	$ 4	$ -
ING UBS U.S. Small Cap Growth Portfolio - Service Class	195	735	1,398	775
ING Van Kampen Comstock Portfolio - Adviser Class	217	230	432	168
ING Van Kampen Comstock Portfolio - Service Class	9,513	17,225	9,397	20,557
ING Van Kampen Equity and Income Portfolio - Adviser Class	352	92	213	28
ING Van Kampen Equity and Income Portfolio - Initial Class	36,380	45,544	27,797	76,265
ING Van Kampen Equity and Income Portfolio - Service Class	85	50	144	39
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	8,346	7,613	8,033	9,917
ING VP Strategic Allocation Growth Portfolio - Class I	16,895	12,408	12,867	14,719
ING VP Strategic Allocation Moderate Portfolio - Class I	15,058	11,023	12,224	21,441
ING Variable Funds:
ING VP Growth and Income Portfolio - Class A	747	340	159	-
ING VP Growth and Income Portfolio - Class I	24,117	227,614	28,873	321,954
ING VP Growth and Income Portfolio - Class S	412	35	101	-
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	114	884	42	117
ING GET U.S. Core Portfolio - Series 2	545	5,468	248	2,211
ING GET U.S. Core Portfolio - Series 3	1,514	4,867	687	5,992
ING GET U.S. Core Portfolio - Series 5	100	133	42	41
ING GET U.S. Core Portfolio - Series 6	447	512	248	1,116
ING GET U.S. Core Portfolio - Series 7	478	358	165	1,138
ING GET U.S. Core Portfolio - Series 8	176	134	70	574
ING GET U.S. Core Portfolio - Series 9	36	14	9	10
ING GET U.S. Core Portfolio - Series 10	15	3	3	3
ING GET U.S. Core Portfolio - Series 11	7	15	2	1
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	6,451	9,988	8,100	9,303
ING International Index Portfolio - Class I	436	158	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class I	2,310	783	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	2,644	8,345	5,125	20,750
ING Opportunistic Large Cap Value Portfolio - Class I	13,379	13,020	4,163	20,299
ING Russell™ Large Cap Index Portfolio - Class I	2,937	158	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	1,810	396	-	-
ING Russell™ Small Cap Index Portfolio - Class I	1,010	181	-	-
ING VP Index Plus LargeCap Portfolio - Class I	38,938	66,777	12,536	102,559
ING VP Index Plus LargeCap Portfolio - Class S	312	136	422	93
ING VP Index Plus MidCap Portfolio - Class I	54,014	46,260	47,272	77,318
ING VP Index Plus MidCap Portfolio - Class S	241	127	330	16
ING VP Index Plus SmallCap Portfolio - Class I	15,010	25,686	25,665	35,541
ING VP Index Plus SmallCap Portfolio - Class S	31	41	59	8
ING VP Small Company Portfolio - Class I	26,182	18,555	29,223	49,543
ING VP Small Company Portfolio - Class S	127	53	88	9

194

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$ 3,987	$ 5,788	$ 2,044	$ 2,574
ING VP International Value Portfolio - Class I	37,177	19,325	60,974	18,020
ING VP International Value Portfolio - Class S	331	258	482	32
ING VP MidCap Opportunities Portfolio - Class I	5,673	1,822	3,877	1,856
ING VP MidCap Opportunities Portfolio - Class S	198	94	61	-
ING VP Real Estate Portfolio - Class I	19,719	60,336	14,159	36,026
ING VP SmallCap Opportunities Portfolio - Class I	4,958	2,360	3,302	2,530
ING VP SmallCap Opportunities Portfolio - Class S	117	55	16	9
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	61,094	83,578	45,746	99,520
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	53,907	58,206	52,355	39,876
ING VP Intermediate Bond Portfolio - Class S	199	195	395	159
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	198,085	164,200	244,213	93,643
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	-	1	-	-
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	67	123	130	186
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	17	19	39	56
Janus Aspen Series Large Cap Growth Portfolio - Institutional
Shares	61	81	45	63
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	118	152	202	272
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares	194	227	55	121
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	351	79	568	166
LKCM Funds:
LKCM Aquinas Growth Fund	75	9	59	17
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	878	20	-	-
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	292	249	507	105
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	300	352	453	88
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	9,774	21,917	31,337	22,353
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	163	293	103	31
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	9	33	16	15
Morgan Stanley Institutional Fund Trust:
Morgan Stanley U.S. Small Cap Value Portfolio - Class I	1,439	340	-	-

195

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	$ 1,656	$ 372	$ 1,641	$ 157
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	1,158	687	3,430	854
New Perspective Fund®, Inc. - Class R-4	25,476	3,823	15,273	3,416
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	169	113	156	23
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	59,067	27,303	69,785	30,746
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	107	209	118	308
Oppenheimer Main Street Fund®/VA	8	10	1	14
Oppenheimer Main Street Small Cap Fund®/VA	1,591	813	3,380	705
Oppenheimer MidCap Fund/VA	-	3	31	1
Oppenheimer Strategic Bond Fund/VA	11	6	42	52
Pax World Funds Series Trust I:
Pax World Balanced Fund	12,104	5,484	13,279	5,386
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	53,532	10,821	14,258	7,200
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	1,074	238	1,856	186
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	14,277	10,479	30,868	3,364
Pioneer Equity Income VCT Portfolio - Class I	320	1,310	48,713	162,589
Pioneer High Yield VCT Portfolio - Class I	4,106	3,519	8,380	1,266
Pioneer Mid Cap Value VCT Portfolio - Class I	166	582	17,135	94,326
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio	3,765	413	477	76
RiverSource Investment Series, Inc.:
RiverSource Diversified Equity Income Fund - Class R-4	1,830	97	-	-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	765	104	-	-
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	177	84	350	240
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	14	3	36	1
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	420	331	786	120
Templeton Income Trust:
Templeton Global Bond Fund - Class A	50,189	8,888	40,658	2,314
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	25	7	20	5
Equity Income Portfolio	94	108	104	22
Small Company Growth Portfolio	26	1	73	2

196

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Wanger Advisors Trust:
Wanger International	$ 7,705	$ 3,515	$ 10,636	$ 895
Wanger Select	11,319	7,280	42,066	2,690
Wanger USA	6,380	1,897	6,892	2,409
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	1,406	682	2,109	527
Washington Mutual Investors FundSM, Inc. - Class R-4	12,794	9,546	18,491	12,342
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	38	7	33	1

197

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	12,951	9,343	3,608	5,723	4,719	1,004
AIM Small Cap Growth Fund - Class A	1,137	1,179	(42)	4,109	3,068	1,041
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	3,002	2,200	802	3,197	2,664	533
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	760,617	941,265	(180,648)	577,438	858,308	(280,870)
AIM V.I. Core Equity Fund - Series I Shares	1,270,407	1,486,860	(216,453)	835,408	1,304,710	(469,302)
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	24,695	15,092	9,603	8,476	4,643	3,833
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	9,648	10,558	(910)	23,704	18,988	4,716
Allianz Funds:
Allianz NFJ Large-Cap Value Fund - Institutional Class	148,552	54,015	94,537	-	-	-
Allianz NFJ Small-Cap Value Fund - Class A	10,657	10,196	461	6,745	9,594	(2,849)
Amana Mutual Funds Trust:
Amana Growth Fund	4,930	1	4,929	-	-	-
Amana Income Fund	5,711	(2)	5,713	-	-	-
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	200,602	267,883	(67,281)	408,249	323,605	84,644
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	216,423	203,459	12,964	107,985	132,017	(24,032)
Ariel Investment Trust:
Ariel Appreciation Fund	45,372	37,472	7,900	42,982	45,961	(2,979)
Ariel Fund	65,680	32,658	33,022	63,431	47,774	15,657
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	278,603	221,622	56,981	-	-	-

	198

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	339,680	118,152	221,528	-	-	-
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	511,652	762,918	(251,266)	423,920	730,452	(306,532)
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	3,602	9,979	(6,377)	7,626	8,398	(772)
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class Z	147,291	20,951	126,340	-	-	-
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	269,870	11,555	258,315	-	-	-
Columbia Mid Cap Value Fund - Class Z	101,124	9,742	91,382	-	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	4,775	2,013	2,762	4,945	1,450	3,495
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	370,363	233,872	136,491	399,141	138,712	260,429
EuroPacific Growth Fund® - Class R-4	7,070,003	4,356,252	2,713,751	4,956,896	2,492,904	2,463,992
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	1,324,898	1,444,352	(119,454)	1,076,997	1,147,297	(70,300)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	4,189,021	5,987,003	(1,797,982)	3,744,191	4,876,313	(1,132,122)
Fidelity® VIP Growth Portfolio - Initial Class	3,977,068	4,725,593	(748,525)	2,927,325	4,827,239	(1,899,914)
Fidelity® VIP High Income Portfolio - Initial Class	223,272	301,391	(78,119)	220,235	252,226	(31,991)
Fidelity® VIP Overseas Portfolio - Initial Class	1,109,004	1,385,792	(276,788)	1,073,246	1,017,479	55,767
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	12,028,758	12,280,285	(251,527)	8,807,157	9,668,894	(861,737)
Fidelity® VIP Index 500 Portfolio - Initial Class	671,547	885,397	(213,850)	245,462	513,380	(267,918)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	350,921	121,379	229,542	289,297	29,672	259,625
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	280,484	201,562	78,922	111,148	142,968	(31,820)

	199

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2008		2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Mutual Series Fund Inc.:
Mutual Discovery Fund - Class R	111,234	88,706	22,528	94,824	46,401	48,423
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	53,946	59,363	(5,417)	19,230	8,325	10,905
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	2,386,371	2,172,012	214,359	1,982,307	1,646,525	335,782
Fundamental Investors, Inc.:
Fundamental Investors, Inc. - Class R-3	2,188	-	2,188	-	-	-
Fundamental Investors, Inc. - Class R-4	1,469,391	114,820	1,354,571	-	-	-
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	617,227	383,947	233,280	583,448	318,903	264,545
The Growth Fund of America® - Class R-4	8,883,524	5,402,023	3,481,501	5,779,822	3,553,075	2,226,747
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	141,162	103,420	37,742	86,768	42,949	43,819
ING Equity Trust:
ING Financial Services Fund - Class A	11,805	8,585	3,220	12,431	6,876	5,555
ING Real Estate Fund - Class A	68,114	56,725	11,389	94,357	97,354	(2,997)
ING Funds Trust:
ING GNMA Income Fund - Class A	172,356	59,936	112,420	104,192	70,034	34,158
ING Intermediate Bond Fund - Class A	224,313	151,391	72,922	221,053	102,722	118,331
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	224,325	229,040	(4,715)	249,477	228,989	20,488
ING BlackRock Large Cap Growth Portfolio - Institutional Class	2,087,443	3,158,777	(1,071,334)	12,563,326	1,437,420	11,125,906
ING BlackRock Large Cap Growth Portfolio - Service Class	10,015	1,831	8,184	6,613	3,017	3,596
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	5,376	7,011	(1,635)	14,800	710	14,090
ING Evergreen Health Sciences Portfolio - Service Class	666,860	377,032	289,828	362,287	253,753	108,534
ING Evergreen Omega Portfolio - Service Class	5,436	1,664	3,772	19	-	19
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,618,664	541,459	1,077,205	648,072	455,939	192,133
ING Global Real Estate Portfolio - Institutional Class	6,215,671	854,577	5,361,094	-	-	-
ING Global Resources Portfolio - Institutional Class	-	112	(112)	3,163	-	3,163

	200

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2008		2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Global Resources Portfolio - Service Class	6,214,891	4,986,705	1,228,186	10,819,849	2,723,054	8,096,795
ING Janus Contrarian Portfolio - Service Class	1,062,516	180,583	881,933	403,338	297	403,041
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	19,443	20,120	(677)	18,637	4,302	14,335
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	718,580	988,140	(269,560)	910,736	733,949	176,787
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	991,706	1,276,669	(284,963)	1,435,605	992,766	442,839
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	158,631	111,732	46,899	165,576	97,612	67,964
ING JPMorgan Value Opportunities Portfolio - Institutional Class	2,533	4,854	(2,321)	13,215	9,003	4,212
ING JPMorgan Value Opportunities Portfolio - Service Class	129,333	125,480	3,853	190,319	96,855	93,464
ING Julius Baer Foreign Portfolio - Service Class	1,378,474	1,379,620	(1,146)	1,936,596	667,158	1,269,438
ING Legg Mason Value Portfolio - Service Class	270,131	368,522	(98,391)	331,690	223,908	107,782
ING Lord Abbett Affiliated Portfolio - Institutional Class	3,326,566	4,734,056	(1,407,490)	13,555,753	1,854,866	11,700,887
ING Lord Abbett Affiliated Portfolio - Service Class	31,055	5,349	25,706	48,981	2,795	46,186
ING Marsico Growth Portfolio - Institutional Class	1,046,857	249,585	797,272	-	-	-
ING Marsico Growth Portfolio - Service Class	130,652	417,523	(286,871)	244,311	151,526	92,785
ING Marsico International Opportunities Portfolio - Adviser Class	16,659	10,866	5,793	5,652	1	5,651
ING Marsico International Opportunities Portfolio - Service Class	512,497	495,535	16,962	489,162	279,587	209,575
ING MFS Total Return Portfolio - Adviser Class	25,026	18,372	6,654	52,240	7,557	44,683
ING MFS Total Return Portfolio - Institutional Class	882,143	2,148,919	(1,266,776)	7,808,929	543,137	7,265,792
ING MFS Total Return Portfolio - Service Class	561,070	858,965	(297,895)	652,101	913,221	(261,120)
ING MFS Utilities Portfolio - Service Class	1,283,623	1,137,644	145,979	2,164,991	1,033,978	1,131,013
ING Oppenheimer Main Street Portfolio® - Service Class	243,625	226,131	17,494	167,768	75,288	92,480
ING PIMCO High Yield Portfolio - Institutional Class	54,117	54,831	(714)	92,474	41,737	50,737
ING PIMCO High Yield Portfolio - Service Class	629,697	621,427	8,270	401,342	352,696	48,646
ING Pioneer Equity Income Portfolio - Institutional Class	7,008,917	6,546,358	462,559	19,629,191	2,532,801	17,096,390
ING Pioneer Fund Portfolio - Institutional Class	621,653	497,276	124,377	1,663,331	441,239	1,222,092
ING Pioneer Fund Portfolio - Service Class	6,830	1,746	5,084	9,573	2,005	7,568
ING Pioneer Mid Cap Value Portfolio - Adviser Class	783	538	245	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	3,061,080	2,929,679	131,401	10,041,374	1,387,993	8,653,381
ING Pioneer Mid Cap Value Portfolio - Service Class	32,563	6,477	26,086	884	-	884

	201

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Stock Index Portfolio - Institutional Class	120,017	107,094	12,923	278,329	295,247	(16,918)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	8,908,597	4,875,658	4,032,939	8,366,631	2,223,481	6,143,150
ING T. Rowe Price Equity Income Portfolio - Adviser Class	56,069	32,855	23,214	83,760	8,523	75,237
ING T. Rowe Price Equity Income Portfolio - Service Class	2,197,549	1,355,572	841,977	1,675,199	997,623	677,576
ING Templeton Global Growth Portfolio - Institutional Class	23,828	17,294	6,534	85,161	14,585	70,576
ING Templeton Global Growth Portfolio - Service Class	182,066	119,496	62,570	242,420	118,130	124,290
ING Van Kampen Capital Growth Portfolio - Institutional Class	96,631	30,549	66,082	-	-	-
ING Van Kampen Capital Growth Portfolio - Service Class	31,601	16,949	14,652	6,001	889	5,112
ING Van Kampen Growth and Income Portfolio - Service Class	877,614	703,133	174,481	717,617	616,921	100,696
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	40,551	54,525	(13,974)	20,322	22,750	(2,428)
ING Van Kampen Large Cap Growth Portfolio - Service Class	6	16	(10)	10	-	10
ING Van Kampen Real Estate Portfolio - Institutional Class	45,440	21,480	23,960	45,648	13,254	32,394
ING Van Kampen Real Estate Portfolio - Service Class	1,923,211	1,175,859	747,352	2,206,811	1,507,215	699,596
ING VP Index Plus International Equity Portfolio - Institutional Class	752,324	940,171	(187,847)	2,247,490	107,202	2,140,288
ING VP Index Plus International Equity Portfolio - Service Class	158,852	317,248	(158,396)	1,012,580	632,793	379,787
ING Wells Fargo Disciplined Value Portfolio - Adviser Class	640	933	(293)	293	-	293
ING Wells Fargo Disciplined Value Portfolio - Service Class	29,760	138,803	(109,043)	134,502	96,560	37,942
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	147,427	107,822	39,605	90,288	96,877	(6,589)
ING Mutual Funds:
ING International Growth Opportunities Fund - Class Q	251	-	251	786	587	199
ING International SmallCap Multi-Manager Fund - Class A	56,840	36,689	20,151	98,878	34,237	64,641
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser Class	3,330	-	3,330	6,597	-	6,597
ING American Century Large Company Value Portfolio - Service Class	152,255	141,442	10,813	261,606	312,721	(51,115)
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	7,653	6,292	1,361	3,046	1,610	1,436
ING American Century Small-Mid Cap Value Portfolio - Service Class	642,768	530,000	112,768	334,590	587,143	(252,553)
ING Baron Asset Portfolio - Service Class	195,627	157,395	38,232	362,660	98,595	264,065
ING Baron Small Cap Growth Portfolio - Adviser Class	22,721	13,612	9,109	21,838	6,475	15,363
ING Baron Small Cap Growth Portfolio - Service Class	2,443,020	2,115,308	327,712	2,302,412	1,557,538	744,874

	202

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Columbia Small Cap Value II Portfolio - Service Class	126,584	61,840	64,744	90,561	16,977	73,584
ING Davis New York Venture Portfolio - Service Class	429,149	269,610	159,539	90,239	206	90,033
ING Fidelity® VIP Mid Cap Portfolio - Service Class	644,350	62,151	582,199	320,169	1,293	318,876
ING Index Solution 2015 Portfolio - Adviser Class	4,707	(2)	4,709	-	-	-
ING Index Solution 2025 Portfolio - Adviser Class	11,318	-	11,318	-	-	-
ING Index Solution 2035 Portfolio - Adviser Class	7,489	4	7,485	-	-	-
ING Index Solution 2045 Portfolio - Adviser Class	973	-	973	-	-	-
ING Index Solution Income Portfolio - Adviser Class	112	-	112	-	-	-
ING JPMorgan International Portfolio - Adviser Class	4,590	18,591	(14,001)	91,909	79,500	12,409
ING JPMorgan International Portfolio - Initial Class	6,217,517	11,695,433	(5,477,916)	930,958	1,763,555	(832,597)
ING JPMorgan International Portfolio - Service Class	588	2,456	(1,868)	75,148	74,302	846
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	14,310	15,736	(1,426)	31,188	7,076	24,112
ING JPMorgan Mid Cap Value Portfolio - Service Class	716,794	895,344	(178,550)	753,529	624,087	129,442
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	3,398	3,164	234	7,698	395	7,303
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	2,068,223	3,589,805	(1,521,582)	1,451,954	4,147,807	(2,695,853)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	10,294	1,190	9,104	612	15	597
ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	628	13,566	(12,938)	14,820	5,011	9,809
ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class	360,786	658,548	(297,762)	56,393	95,397	(39,004)
ING Neuberger Berman Partners Portfolio - Service Class	351,721	191,937	159,784	333,138	154,696	178,442
ING Neuberger Berman Regency Portfolio - Service Class	376	5,842	(5,466)	5,336	1	5,335
ING OpCap Balanced Value Portfolio - Service Class	140,167	914,713	(774,546)	55,321	200,551	(145,230)
ING Oppenheimer Global Portfolio - Adviser Class	13,040	10,145	2,895	26,982	6,598	20,384
ING Oppenheimer Global Portfolio - Initial Class	10,464,561	18,538,373	(8,073,812)	7,087,217	16,752,035	(9,664,818)
ING Oppenheimer Global Portfolio - Service Class	11,864	11,108	756	17,666	3,042	14,624
ING Oppenheimer Strategic Income Portfolio - Adviser Class	24,828	22,006	2,822	16,071	4,281	11,790
ING Oppenheimer Strategic Income Portfolio - Initial Class	4,753,262	4,325,808	427,454	3,657,876	3,311,398	346,478
ING Oppenheimer Strategic Income Portfolio - Service Class	30,449	336,194	(305,745)	331,994	1,560	330,434
ING PIMCO Total Return Portfolio - Adviser Class	56,433	28,172	28,261	36,805	13,949	22,856
ING PIMCO Total Return Portfolio - Service Class	6,195,346	4,369,373	1,825,973	3,136,099	1,922,724	1,213,375

	203

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Pioneer High Yield Portfolio - Initial Class	303,304	260,075	43,229	580,371	209,590	370,781
ING Pioneer High Yield Portfolio - Service Class	9,605	7,619	1,986	9,054	1,022	8,032
ING Solution 2015 Portfolio - Adviser Class	755,877	352,694	403,183	964,555	407,696	556,859
ING Solution 2015 Portfolio - Service Class	2,065,621	1,332,946	732,675	2,247,322	1,055,928	1,191,394
ING Solution 2025 Portfolio - Adviser Class	904,991	412,861	492,130	1,051,286	454,599	596,687
ING Solution 2025 Portfolio - Service Class	3,058,307	1,616,896	1,441,411	2,769,924	1,130,437	1,639,487
ING Solution 2035 Portfolio - Adviser Class	766,635	320,528	446,107	759,253	316,591	442,662
ING Solution 2035 Portfolio - Service Class	2,337,613	1,052,525	1,285,088	1,839,346	694,675	1,144,671
ING Solution 2045 Portfolio - Adviser Class	451,435	232,684	218,751	553,666	149,504	404,162
ING Solution 2045 Portfolio - Service Class	1,592,320	688,354	903,966	1,135,541	431,202	704,339
ING Solution Growth and Income Portfolio - Service Class	119,437	37,751	81,686	-	-	-
ING Solution Growth Portfolio - Service Class	64,306	39,245	25,061	-	-	-
ING Solution Income Portfolio - Adviser Class	372,956	164,342	208,614	953,824	458,294	495,530
ING Solution Income Portfolio - Service Class	521,217	432,641	88,576	697,660	303,763	393,897
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser
Class	11,479	10,658	821	38,827	13,501	25,326
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	5,398,433	7,844,400	(2,445,967)	3,622,133	7,955,554	(4,333,421)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	9,431	11,687	(2,256)	361,336	357,445	3,891
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	51,958	40,712	11,246	79,555	36	79,519
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,738,286	3,742,230	(1,003,944)	2,119,084	3,231,669	(1,112,585)
ING T. Rowe Price Growth Equity Portfolio - Service Class	68,959	30,548	38,411	40,453	20,038	20,415
ING Templeton Foreign Equity Portfolio - Adviser Class	28,033	5,346	22,687	-	-	-
ING Templeton Foreign Equity Portfolio - Initial Class	14,957,289	2,918,419	12,038,870	-	-	-
ING Templeton Foreign Equity Portfolio - Service Class	160,983	580,948	(419,965)	505,988	107,681	398,307
ING Thornburg Value Portfolio - Adviser Class	4,983	7,217	(2,234)	43,011	6,164	36,847
ING Thornburg Value Portfolio - Initial Class	1,028,341	1,344,413	(316,072)	908,253	1,370,840	(462,587)
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	5,230	4	5,226	20,061	18,948	1,113
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,242,138	2,446,870	(1,204,732)	1,455,655	1,896,676	(441,021)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	326	28	298	1,564	1,274	290
ING UBS U.S. Small Cap Growth Portfolio - Service Class	48,815	107,367	(58,552)	138,155	82,091	56,064

	204

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Van Kampen Comstock Portfolio - Adviser Class	11,588	16,360	(4,772)	33,669	13,389	20,280
ING Van Kampen Comstock Portfolio - Service Class	1,795,226	2,877,099	(1,081,873)	1,263,056	2,168,753	(905,697)
ING Van Kampen Equity and Income Portfolio - Adviser Class	28,806	11,457	17,349	17,787	2,302	15,485
ING Van Kampen Equity and Income Portfolio - Initial Class	5,712,119	8,989,943	(3,277,824)	4,447,388	9,639,063	(5,191,675)
ING Van Kampen Equity and Income Portfolio - Service Class	1,804	1,927	(123)	188,210	185,893	2,317
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	824,694	995,527	(170,833)	728,854	933,922	(205,068)
ING VP Strategic Allocation Growth Portfolio - Class I	1,352,865	1,668,249	(315,384)	1,086,612	1,404,602	(317,990)
ING VP Strategic Allocation Moderate Portfolio - Class I	1,674,269	1,847,461	(173,192)	1,158,918	1,809,637	(650,719)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class A	61,481	20,473	41,008	14,612	7	14,605
ING VP Growth and Income Portfolio - Class I	8,411,252	19,391,889	(10,980,637)	7,117,241	16,768,633	(9,651,392)
ING VP Growth and Income Portfolio - Class S	47,033	10,670	36,363	9,341	-	9,341
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	-	79,603	(79,603)	-	9,163	(9,163)
ING GET U.S. Core Portfolio - Series 2	6,499	517,054	(510,555)	36,724	230,619	(193,895)
ING GET U.S. Core Portfolio - Series 3	24,582	462,586	(438,004)	97,747	621,892	(524,145)
ING GET U.S. Core Portfolio - Series 5	-	11,347	(11,347)	-	2,418	(2,418)
ING GET U.S. Core Portfolio - Series 6	245	44,313	(44,068)	3,892	99,492	(95,600)
ING GET U.S. Core Portfolio - Series 7	3,423	34,178	(30,755)	9,451	108,202	(98,751)
ING GET U.S. Core Portfolio - Series 8	1,489	12,901	(11,412)	-	50,524	(50,524)
ING GET U.S. Core Portfolio - Series 9	1,230	2,352	(1,122)	-	654	(654)
ING GET U.S. Core Portfolio - Series 10	1,051	1,199	(148)	-	119	(119)
ING GET U.S. Core Portfolio - Series 11	2,022	3,423	(1,401)	1,378	1,387	(9)
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	3,205,098	4,004,636	(799,538)	3,050,740	3,458,973	(408,233)
ING International Index Portfolio - Class I	65,337	28,124	37,213	-	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class I	245,094	92,194	152,900	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	878,310	1,278,791	(400,481)	918,075	1,844,379	(926,304)

	205

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Opportunistic Large Cap Value Portfolio - Class I	878,286	1,478,814	(600,528)	615,854	1,440,721	(824,867)
ING Russell™ Large Cap Index Portfolio - Class I	438,570	35,576	402,994	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	280,175	55,934	224,241	-	-	-
ING Russell™ Small Cap Index Portfolio - Class I	124,705	33,512	91,193	-	-	-
ING VP Index Plus LargeCap Portfolio - Class I	4,700,264	7,518,268	(2,818,004)	3,132,176	7,400,122	(4,267,946)
ING VP Index Plus LargeCap Portfolio - Class S	29,154	13,839	15,315	34,733	7,800	26,933
ING VP Index Plus MidCap Portfolio - Class I	3,748,737	5,296,655	(1,547,918)	3,013,153	5,345,859	(2,332,706)
ING VP Index Plus MidCap Portfolio - Class S	22,153	15,652	6,501	26,670	1,311	25,359
ING VP Index Plus SmallCap Portfolio - Class I	2,156,481	3,391,049	(1,234,568)	1,855,429	3,309,955	(1,454,526)
ING VP Index Plus SmallCap Portfolio - Class S	4,159	4,354	(195)	4,508	640	3,868
ING VP Small Company Portfolio - Class I	1,778,485	1,936,409	(157,924)	1,082,126	2,632,490	(1,550,364)
ING VP Small Company Portfolio - Class S	9,399	4,606	4,793	6,798	735	6,063
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	470,025	684,679	(214,654)	205,752	253,616	(47,864)
ING VP International Value Portfolio - Class I	2,238,132	2,685,227	(447,095)	990,186	382	989,804
ING VP International Value Portfolio - Class S	15,757	18,951	(3,194)	29,605	2,213	27,392
ING VP MidCap Opportunities Portfolio - Class I	771,053	485,532	285,521	386,244	246,512	139,732
ING VP MidCap Opportunities Portfolio - Class S	15,833	8,420	7,413	4,777	21	4,756
ING VP Real Estate Portfolio - Class I	1,235,660	4,087,262	(2,851,602)	1,182,755	2,488,798	(1,306,043)
ING VP SmallCap Opportunities Portfolio - Class I	958,830	867,957	90,873	464,165	386,491	77,674
ING VP SmallCap Opportunities Portfolio - Class S	9,151	4,832	4,319	1,261	736	525
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	2,918,839	6,598,521	(3,679,682)	2,955,259	5,433,278	(2,478,019)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	5,513,773	6,888,917	(1,375,144)	5,417,154	4,942,349	474,805
ING VP Intermediate Bond Portfolio - Class S	11,030	12,550	(1,520)	37,708	15,412	22,296
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	25,711,004	20,488,837	5,222,167	19,867,213	12,375,205	7,492,008

	206

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	-	46	(46)	2,759	2,759	-
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	2,504	5,803	(3,299)	5,933	7,591	(1,658)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	1,329	1,573	(244)	2,104	3,023	(919)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	5,889	6,589	(700)	3,432	4,271	(839)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	8,675	10,518	(1,843)	8,231	10,635	(2,404)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	13,922	14,574	(652)	3,238	5,612	(2,374)
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	49,608	14,297	35,311	56,367	19,163	37,204
LKCM Funds:
LKCM Aquinas Growth Fund	7,144	949	6,195	22,791	20,172	2,619
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	132,753	6,488	126,265	-	-	-
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	46,076	48,401	(2,325)	62,464	50,314	12,150
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	39,227	43,645	(4,418)	67,759	59,864	7,895
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	2,068,375	3,447,988	(1,379,613)	1,899,814	2,525,719	(625,905)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	13,538	25,419	(11,881)	23,149	17,169	5,980
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	-	2,583	(2,583)	646	-	646
Morgan Stanley Institutional Fund Trust:
Morgan Stanley U.S. Small Cap Value Portfolio - Class I	153,997	40,399	113,598	-	-	-
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	260,191	117,032	143,159	159,925	33,771	126,154

	207

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	91,701	75,474	16,227	231,269	75,992	155,277
New Perspective Fund®, Inc. - Class R-4	2,285,471	978,958	1,306,513	1,180,646	620,099	560,547
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	40,754	34,576	6,178	39,871	29,627	10,244
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,431,493	1,576,308	(144,815)	1,631,150	1,356,798	274,352
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	5,423	11,863	(6,440)	5,379	14,493	(9,114)
Oppenheimer Main Street Fund®/VA	-	1,077	(1,077)	14	1,154	(1,140)
Oppenheimer Main Street Small Cap Fund®/VA	236,045	189,455	46,590	332,421	152,188	180,233
Oppenheimer MidCap Fund/VA	-	520	(520)	4,230	100	4,130
Oppenheimer Strategic Bond Fund/VA	429	534	(105)	2,831	3,717	(886)
Pax World Funds Series Trust I:
Pax World Balanced Fund	1,917,060	1,518,986	398,074	1,456,218	1,070,970	385,248
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	6,383,005	3,029,053	3,353,952	1,872,114	1,349,048	523,066
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	150,622	95,568	55,054	229,101	117,129	111,972
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,051,135	2,106,780	(55,645)	3,024,096	744,570	2,279,526
Pioneer Equity Income VCT Portfolio - Class I	22,339	101,777	(79,438)	3,785,938	11,822,590	(8,036,652)
Pioneer High Yield VCT Portfolio - Class I	609,690	697,348	(87,658)	878,955	346,365	532,590
Pioneer Mid Cap Value VCT Portfolio - Class I	8,525	35,963	(27,438)	808,549	5,489,676	(4,681,127)
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio	532,282	135,793	396,489	48,932	8,831	40,101
RiverSource Investment Series, Inc.:
RiverSource Diversified Equity Income Fund - Class R-4	256,781	20,088	236,693	-	-	-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	102,952	23,436	79,516	-	-	-

	208

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	33,109	27,192	5,917	47,799	48,781	(982)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	1,503	404	1,099	1,127,366	1,124,683	2,683
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	34,265	44,692	(10,427)	39,429	16,711	22,718
Templeton Income Trust:
Templeton Global Bond Fund - Class A	4,912,843	3,025,426	1,887,417	3,323,277	848,473	2,474,804
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	1,456	633	823	1,484	705	779
Equity Income Portfolio	6,373	10,764	(4,391)	7,478	3,087	4,391
Small Company Growth Portfolio	3,329	1,681	1,648	7,104	1,898	5,206
Wanger Advisors Trust:
Wanger International	1,134,746	847,490	287,256	1,117,096	201,335	915,761
Wanger Select	2,004,217	1,816,671	187,546	3,483,410	1,088,696	2,394,714
Wanger USA	762,962	547,518	215,444	759,102	501,522	257,580
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	254,746	201,698	53,048	277,535	184,207	93,328
Washington Mutual Investors FundSM, Inc. - Class R-4	2,584,263	2,507,231	77,032	2,074,064	2,019,305	54,759
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	3,657	1,190	2,467	2,194	88	2,106

	209

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value
	AIM Mid Cap Core Equity Fund - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP4	2,262.231	$ 10.46	$ 23,663
	ING MAP PLUS NP8	1,289.149	10.35	13,343
	ING MAP PLUS NP9	1,740.348	10.33	17,978
	ING MAP PLUS NP11	11,543.378	10.28	118,666
	ING MAP PLUS NP15	17.848	10.18	182
	ING MAP PLUS NP25	3,230.491	9.93	32,079
	ING MAP PLUS NP26	4.098	9.91	41
	ING MAP PLUS NP28	1,564.968	9.86	15,431
	ING MAP PLUS NP30	30.956	9.81	304
	Qualified XII (1.00)	901.947	11.62	10,481
		22,585.414		$ 232,168
	AIM Small Cap Growth Fund - Class A
	Contracts in accumulation period:
	Qualified XII (1.00)	2,334.842	$ 8.69	$ 20,290

	AIM Global Health Care Fund - Investor Class
	Contracts in accumulation period:
	ING MAP PLUS NP9	602.805	$ 25.33	$ 15,269
	ING MAP PLUS NP11	913.840	25.24	23,065
	ING MAP PLUS NP17	266.703	24.98	6,662
	ING MAP PLUS NP21	828.274	24.80	20,541
	ING MAP PLUS NP23	902.254	24.72	22,304
	ING MAP PLUS NP26	727.689	24.59	17,894
	ING MAP PLUS NP28	303.025	24.50	7,424
	ING MAP PLUS NP29	102.265	24.46	2,501
	ING MAP PLUS NP30	260.758	24.42	6,368
		4,907.613		$ 122,028
	AIM V.I. Capital Appreciation Fund - Series I Shares
	Currently payable annuity contracts:	9,511.604	$4.01 to $8.14	$ 47,244
	Contracts in accumulation period:
	Qualified VI	1,016,485.894	6.54	6,647,818
	Qualified VIII	1,779.133	6.53	11,618
	Qualified X (1.15)	22,383.309	6.60	147,730
	Qualified X (1.25)	101,840.729	6.54	666,038
	Qualified XII (0.00)	746.220	7.38	5,507
	Qualified XII (0.05)	6,265.229	7.11	44,546
	Qualified XII (0.20)	2,277.403	7.24	16,488
	Qualified XII (0.25)	240.752	7.21	1,736
	Qualified XII (0.30)	33,500.004	7.17	240,195
	Qualified XII (0.35)	726.654	7.14	5,188
	Qualified XII (0.40)	16,872.461	7.10	119,794
	Qualified XII (0.50)	23,865.026	7.03	167,771
	Qualified XII (0.55)	22,321.517	7.00	156,251
	Qualified XII (0.60)	19,488.792	6.96	135,642
	Qualified XII (0.65)	73,508.805	6.93	509,416
	Qualified XII (0.70)	53,838.287	6.90	371,484

	210

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
(continued)
Qualified XII (0.75)	69,732.631	$ 6.86	$ 478,366
Qualified XII (0.80)	103,556.934	6.83	707,294
Qualified XII (0.85)	185,083.679	6.80	1,258,569
Qualified XII (0.90)	7,630.074	6.76	51,579
Qualified XII (0.95)	162,909.314	6.73	1,096,380
Qualified XII (1.00)	208,692.479	6.70	1,398,240
Qualified XII (1.05)	31,256.708	6.67	208,482
Qualified XII (1.10)	51,644.976	6.63	342,406
Qualified XII (1.15)	43,317.374	6.60	285,895
Qualified XII (1.20)	31,562.673	6.57	207,367
Qualified XII (1.25)	51,977.544	6.54	339,933
Qualified XII (1.30)	4,679.393	6.51	30,463
Qualified XII (1.35)	6,682.566	6.48	43,303
Qualified XII (1.40)	12,848.557	6.44	82,745
Qualified XII (1.45)	3,093.339	6.41	19,828
Qualified XII (1.50)	1,273.854	6.38	8,127
Qualified XV	11,558.656	6.71	77,559
Qualified XVI	31,228.951	6.38	199,241
Qualified XVII	817.540	6.54	5,347
Qualified XVIII	3,002.818	6.54	19,638
Qualified XXV	9,264.897	6.81	63,094
Qualified XXVI	4,727.878	6.73	31,819
Qualified XXVII	302,165.874	4.13	1,247,945
Qualified XXXII	1,532.654	7.65	11,725
Qualified XXXVI	1,391.157	7.65	10,642
Qualified XXXVIII	10,104.984	5.60	56,588
Qualified XLIII	1,109.246	5.58	6,190
Qualified LIII	13,181.885	7.90	104,137
Qualified LIV	7,894.954	7.84	61,896
Qualified LVI	14,915.777	7.93	118,282
Qualified LIX	507.783	7.73	3,925
	2,794,998.968		$ 17,871,471
AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	40,192.784	$9.19 to $10.02	$ 400,662
Contracts in accumulation period:
Qualified VI	1,576,598.643	7.33	11,556,468
Qualified VIII	4.083	7.33	30
Qualified X (1.15)	33,778.666	7.40	249,962
Qualified X (1.25)	96,277.832	7.33	705,717
Qualified XII (0.00)	386.406	8.28	3,199
Qualified XII (0.05)	15,072.452	7.98	120,278
Qualified XII (0.10)	8.649	8.20	71
Qualified XII (0.20)	5,627.032	8.12	45,692
Qualified XII (0.25)	59.715	8.08	483
Qualified XII (0.30)	60,384.812	8.04	485,494
Qualified XII (0.35)	2,046.544	8.00	16,372

211

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
AIM V.I. Core Equity Fund - Series I Shares
(continued)
Qualified XII (0.40)		14,949.729	$ 7.96	$ 119,000
Qualified XII (0.50)		34,384.455	7.89	271,293
Qualified XII (0.55)		54,037.396	7.85	424,194
Qualified XII (0.60)		41,182.708	7.81	321,637
Qualified XII (0.65)		48,014.799	7.77	373,075
Qualified XII (0.70)		62,974.940	7.73	486,796
Qualified XII (0.75)		96,141.968	7.70	740,293
Qualified XII (0.80)		193,666.698	7.66	1,483,487
Qualified XII (0.85)		199,412.807	7.62	1,519,526
Qualified XII (0.90)		9,414.225	7.59	71,454
Qualified XII (0.95)		215,265.995	7.55	1,625,258
Qualified XII (1.00)		481,590.988	7.51	3,616,748
Qualified XII (1.05)		86,233.914	7.48	645,030
Qualified XII (1.10)		63,604.590	7.44	473,218
Qualified XII (1.15)		39,837.982	7.40	294,801
Qualified XII (1.20)		44,763.802	7.37	329,909
Qualified XII (1.25)		62,944.889	7.33	461,386
Qualified XII (1.30)		3,168.251	7.30	23,128
Qualified XII (1.35)		10,489.865	7.26	76,156
Qualified XII (1.40)		19,761.501	7.23	142,876
Qualified XII (1.45)		2,458.149	7.19	17,674
Qualified XII (1.50)		2,673.697	7.16	19,144
Qualified XV		6,036.454	7.53	45,455
Qualified XVI		37,028.947	7.16	265,127
Qualified XVII		2,182.548	7.34	16,020
Qualified XVIII		5,002.014	7.34	36,715
Qualified XXV		19,916.885	7.64	152,165
Qualified XXVI		4,209.624	7.55	31,783
Qualified XXVII		535,570.594	5.93	3,175,934
Qualified XXXII		856.377	9.85	8,435
Qualified XXXIII (0.65)		659.484	10.08	6,648
Qualified XXXVI		1,678.856	10.16	17,057
Qualified XXXVIII		25,941.121	6.87	178,216
Qualified XLIII		122.841	6.85	841
Qualified LIII		33,696.777	9.49	319,782
Qualified LIV		5,241.761	9.43	49,430
Qualified LVI		16,969.652	9.53	161,721
Qualified LIX		6,660.733	10.25	68,273
		4,319,185.634		$ 31,654,113

	212

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AllianceBernstein Growth and Income Fund, Inc. -
Class A
Contracts in accumulation period:
ING MAP PLUS NP11	6,592.785	$ 7.94	$ 52,347
ING MAP PLUS NP15	61.853	7.87	487
ING MAP PLUS NP17	1,761.494	7.83	13,793
ING MAP PLUS NP18	6,124.347	7.81	47,831
ING MAP PLUS NP22	800.376	7.73	6,187
ING MAP PLUS NP23	1,978.971	7.71	15,258
ING MAP PLUS NP26	1,058.748	7.66	8,110
ING MAP PLUS NP28	212.024	7.62	1,616
	18,590.598		$ 145,629
AllianceBernstein Growth and Income Portfolio -
Class A
Contracts in accumulation period:
Qualified X (1.15)	24,218.846	$ 8.24	$ 199,563
Qualified X (1.25)	20,172.820	8.20	165,417
Qualified XVIII	718.472	8.30	5,963
	45,110.138		$ 370,943
Allianz NFJ Large-Cap Value Fund - Institutional Class
Contracts in accumulation period:
Qualified VI	426.499	$ 6.09	$ 2,597
Qualified XLII	88,909.379	6.14	545,904
Qualified LIV	5,201.298	6.11	31,780
	94,537.176		$ 580,281
Allianz NFJ Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	64.746	$ 12.02	$ 778
ING MAP PLUS NP9	1,220.794	11.99	14,637
ING MAP PLUS NP14	3,225.812	11.84	38,194
ING MAP PLUS NP15	569.988	11.81	6,732
ING MAP PLUS NP17	0.466	11.75	5
ING MAP PLUS NP18	16,744.725	11.72	196,248
ING MAP PLUS NP21	6,834.265	11.64	79,551
	28,660.796		$ 336,145
Amana Growth Fund
Contracts in accumulation period:
Qualified XII (0.05)	4,928.827	$ 7.36	$ 36,276

Amana Income Fund
Contracts in accumulation period:
Qualified XII (0.05)	5,713.198	$ 8.12	$ 46,391

213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	8,669.980	$ 9.59	$ 83,145
ING MAP PLUS NP3	13,348.398	9.55	127,477
ING MAP PLUS NP4	2,412.104	9.52	22,963
ING MAP PLUS NP6	41,107.572	9.48	389,700
ING MAP PLUS NP8	10,046.818	9.43	94,741
ING MAP PLUS NP9	24,621.701	9.41	231,690
ING MAP PLUS NP10	17,376.093	9.38	162,988
ING MAP PLUS NP11	2,361.908	9.36	22,107
ING MAP PLUS NP14	67,763.794	9.29	629,526
ING MAP PLUS NP15	28,336.174	9.27	262,676
ING MAP PLUS NP16	29,721.538	9.25	274,924
ING MAP PLUS NP17	8,384.995	9.22	77,310
ING MAP PLUS NP18	4,757.975	9.20	43,773
ING MAP PLUS NP19	34,461.526	9.18	316,357
ING MAP PLUS NP20	65,199.024	9.16	597,223
ING MAP PLUS NP21	38,848.811	9.13	354,690
ING MAP PLUS NP23	8,466.691	9.09	76,962
ING MAP PLUS NP25	1,754.931	9.05	15,882
ING MAP PLUS NP26	5,694.125	9.02	51,361
ING MAP PLUS NP27	6,033.063	9.00	54,298
ING MAP PLUS NP28	19,030.982	8.98	170,898
ING MAP PLUS NP29	592.781	8.96	5,311
	438,990.984		$ 4,066,002
American Century Income & Growth Fund - A Class
Contracts in accumulation period:
Qualified XII (1.00)	279.684	$ 23.62	$ 6,606
Qualified XXVII	484,137.556	7.64	3,698,811
	484,417.240		$ 3,705,417
Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP9	15,380.234	$ 7.09	$ 109,046
ING MAP PLUS NP11	90.465	7.05	638
ING MAP PLUS NP14	14,898.756	7.00	104,291
ING MAP PLUS NP15	9,779.711	6.98	68,262
ING MAP PLUS NP17	5,307.875	6.95	36,890
ING MAP PLUS NP18	887.680	6.93	6,152
ING MAP PLUS NP19	104.744	6.92	725
ING MAP PLUS NP22	944.666	6.86	6,480
ING MAP PLUS NP23	6,410.111	6.85	43,909
ING MAP PLUS NP26	130.713	6.80	889
ING MAP PLUS NP28	355.201	6.76	2,401
ING MAP PLUS NP29	1,346.203	6.75	9,087
ING MAP PLUS NP30	80.024	6.73	539
ING MAP PLUS NP32	90.931	6.70	609
ING MAP PLUS NP36	829.265	6.63	5,498
	56,636.579		$ 395,416

214

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Ariel Fund
Contracts in accumulation period:
ING MAP PLUS NP6		98.544	$ 6.51	$ 642
ING MAP PLUS NP8		1,375.167	6.48	8,911
ING MAP PLUS NP9		17,660.302	6.46	114,086
ING MAP PLUS NP14		2,780.956	6.38	17,743
ING MAP PLUS NP15		24,153.085	6.37	153,855
ING MAP PLUS NP17		11,034.789	6.34	69,961
ING MAP PLUS NP18		3,705.396	6.32	23,418
ING MAP PLUS NP19		12,232.208	6.30	77,063
ING MAP PLUS NP20		10,131.429	6.29	63,727
ING MAP PLUS NP21		1,902.738	6.27	11,930
ING MAP PLUS NP22		537.832	6.26	3,367
ING MAP PLUS NP23		8,732.276	6.24	54,489
ING MAP PLUS NP24		1,582.348	6.23	9,858
ING MAP PLUS NP26		1,637.676	6.20	10,154
ING MAP PLUS NP27		181.662	6.18	1,123
ING MAP PLUS NP28		210.073	6.17	1,296
ING MAP PLUS NP29		1,638.135	6.15	10,075
ING MAP PLUS NP30		1,078.376	6.14	6,621
		100,672.992		$ 638,319
Artisan International Fund - Investor Shares
Contracts in accumulation period:
Qualified VI		20,632.354	$ 5.56	$ 114,716
Qualified XII (0.30)		7,259.493	5.82	42,250
Qualified XII (0.40)		31.714	5.81	184
Qualified XII (0.50)		3,807.612	5.80	22,084
Qualified XII (0.65)		27.207	5.79	158
Qualified XII (0.70)		430.604	5.78	2,489
Qualified XII (0.80)		326.366	5.77	1,883
Qualified XII (0.85)		7,622.929	5.77	43,984
Qualified XII (0.90)		365.622	5.76	2,106
Qualified XII (0.95)		1,181.972	5.76	6,808
Qualified XII (1.00)		9,978.089	5.76	57,474
Qualified XII (1.05)		166.431	5.75	957
Qualified XII (1.10)		334.452	5.75	1,923
Qualified XII (1.15)		5.575	5.74	32
Qualified XII (1.20)		469.681	5.74	2,696
Qualified XII (1.25)		1,879.545	5.73	10,770
Qualified XV		128.022	5.57	713
Qualified XVI		546.470	5.55	3,033
Qualified XXV		64.211	5.58	358
Qualified XXXVIII		47.763	5.61	268
Qualified LIII		884.506	5.59	4,944
Qualified LIV		790.699	5.58	4,412
		56,981.317		$ 324,242

	215

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
The Bond Fund of AmericaSM, Inc. - Class R-4
Contracts in accumulation period:
Qualified VI		82,234.641	$ 8.70	$ 715,441
Qualified XII (0.30)		136.322	8.75	1,193
Qualified XII (0.40)		1,903.399	8.74	16,636
Qualified XII (0.50)		1,853.725	8.74	16,202
Qualified XII (0.55)		54.273	8.73	474
Qualified XII (0.60)		357.377	8.73	3,120
Qualified XII (0.65)		783.233	8.73	6,838
Qualified XII (0.70)		761.706	8.73	6,650
Qualified XII (0.75)		20,904.534	8.72	182,288
Qualified XII (0.80)		13,168.701	8.72	114,831
Qualified XII (0.85)		24,007.122	8.72	209,342
Qualified XII (0.90)		961.915	8.71	8,378
Qualified XII (0.95)		12,918.268	8.71	112,518
Qualified XII (1.00)		40,459.385	8.71	352,401
Qualified XII (1.05)		375.247	8.71	3,268
Qualified XII (1.10)		5,339.917	8.70	46,457
Qualified XII (1.15)		3,460.989	8.70	30,111
Qualified XII (1.20)		3,389.545	8.70	29,489
Qualified XII (1.25)		1,634.444	8.70	14,220
Qualified XII (1.35)		0.381	8.69	3
Qualified XII (1.40)		60.878	8.69	529
Qualified XII (1.45)		39.608	8.68	344
Qualified XV		668.380	8.71	5,822
Qualified XVI		336.695	8.68	2,923
Qualified XXVI		13.310	8.71	116
Qualified XXXVIII		4.617	8.77	40
Qualified LIII		16.072	8.74	140
Qualified LIV		5,683.789	8.72	49,563
		221,528.473		$ 1,929,337
Calvert Social Balanced Portfolio
Currently payable annuity contracts:		9,957.727	$7.95 to $8.55	$ 84,364
Contracts in accumulation period:
ING Custom Choice 62		842.457	8.34	7,026
Qualified V		485.528	16.90	8,205
Qualified VI		623,035.692	16.83	10,485,691
Qualified VIII		5,009.135	15.28	76,540
Qualified X (1.15)		5,010.648	8.72	43,693
Qualified X (1.25)		63,181.760	8.63	545,259
Qualified XII (0.00)		785.823	10.00	7,858
Qualified XII (0.05)		6,590.400	18.48	121,791
Qualified XII (0.20)		3,290.328	9.79	32,212
Qualified XII (0.25)		99.966	9.74	974
Qualified XII (0.30)		7,775.976	9.69	75,349
Qualified XII (0.35)		210.737	9.64	2,032
Qualified XII (0.40)		5,470.827	13.40	73,309
Qualified XII (0.50)		11,277.386	9.71	109,503

	216

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Calvert Social Balanced Portfolio (continued)
Qualified XII (0.55)		9,755.015	$ 9.44	$ 92,087
Qualified XII (0.60)		17,132.674	9.39	160,876
Qualified XII (0.65)		61,197.758	9.34	571,587
Qualified XII (0.70)		86,794.771	9.29	806,323
Qualified XII (0.75)		63,654.731	9.24	588,170
Qualified XII (0.80)		100,175.518	9.67	968,697
Qualified XII (0.85)		139,551.037	12.83	1,790,440
Qualified XII (0.90)		9,420.914	9.50	89,499
Qualified XII (0.95)		117,437.198	12.67	1,487,929
Qualified XII (1.00)		274,305.777	12.59	3,453,510
Qualified XII (1.05)		12,995.786	12.51	162,577
Qualified XII (1.10)		34,686.078	12.43	431,148
Qualified XII (1.15)		11,283.081	12.35	139,346
Qualified XII (1.20)		6,664.840	12.28	81,844
Qualified XII (1.25)		35,566.454	12.20	433,911
Qualified XII (1.30)		245.851	12.12	2,980
Qualified XII (1.35)		2,661.819	12.05	32,075
Qualified XII (1.40)		15,212.955	11.97	182,099
Qualified XII (1.45)		2,076.890	11.89	24,694
Qualified XII (1.50)		177.629	11.82	2,100
Qualified XV		3,789.186	17.45	66,121
Qualified XVI		29,852.889	16.34	487,796
Qualified XVII		510.899	16.83	8,598
Qualified XVIII		4,332.574	8.63	37,390
Qualified XXV		4,075.676	17.54	71,487
Qualified XXVII		403,348.769	22.80	9,196,352
Qualified XXVIII		102,579.385	22.60	2,318,294
Qualified XXXII		490.067	8.42	4,126
Qualified XXXVI		533.882	8.80	4,698
Qualified XXXVIII		57,871.735	6.80	393,528
Qualified LVI		5,775.699	8.26	47,707
Qualified LIII		1,955.363	8.23	16,093
Qualified LIV		7,659.781	8.17	62,580
		2,366,797.071		$ 35,890,468
ColumbiaSM Acorn Fund® - Class Z
Contracts in accumulation period:
Qualified VI		1,927.563	$ 6.34	$ 12,221
Qualified XV		579.841	6.35	3,682
Qualified XLII		123,561.124	6.39	789,556
Qualified XLIII		271.413	6.37	1,729
		126,339.941		$ 807,188

	217

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Columbia Mid Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9		493.426	$ 6.11	$ 3,015
ING MAP PLUS NP15		53.581	6.09	326
ING MAP PLUS NP28		178.468	6.07	1,083
Qualified VI		16,917.712	6.08	102,860
Qualified XII (0.00)		1,776.656	6.13	10,891
Qualified XII (0.30)		649.706	6.12	3,976
Qualified XII (0.50)		239.064	6.11	1,461
Qualified XII (0.55)		1,035.386	6.11	6,326
Qualified XII (0.60)		81.669	6.11	499
Qualified XII (0.65)		23.959	6.10	146
Qualified XII (0.70)		17.275	6.10	105
Qualified XII (0.75)		1,333.552	6.10	8,135
Qualified XII (0.80)		1,033.082	6.10	6,302
Qualified XII (0.85)		7,723.462	6.10	47,113
Qualified XII (0.90)		173.305	6.09	1,055
Qualified XII (0.95)		1,681.514	6.09	10,240
Qualified XII (1.00)		44,363.897	6.09	270,176
Qualified XII (1.10)		1,664.452	6.09	10,137
Qualified XII (1.15)		1,633.058	6.08	9,929
Qualified XII (1.20)		1,085.972	6.08	6,603
Qualified XII (1.25)		1,165.776	6.08	7,088
Qualified XXI		168,795.015	6.10	1,029,650
Qualified XXV		285.610	6.10	1,742
Qualified XXVI		4.194	6.09	26
Qualified LIII		452.872	6.11	2,767
Qualified LIV		5,054.405	6.10	30,832
Qualified LVI		398.250	6.12	2,437
		258,315.318		$ 1,574,920
Columbia Mid Cap Value Fund - Class Z
Contracts in accumulation period:
Qualified XLII		89,751.992	6.14	551,077
Qualified LIV		1,630.339	$ 6.11	$ 9,961
		91,382.331		$ 561,038
DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)		17,680.032	$ 9.51	$ 168,137

	218

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1		73,097.230	$ 11.98	$ 875,705
ING MAP PLUS NP4		20,169.731	11.89	239,818
ING MAP PLUS NP6		29,507.784	11.83	349,077
ING MAP PLUS NP8		86,788.390	11.77	1,021,499
ING MAP PLUS NP9		54,286.561	11.74	637,324
ING MAP PLUS NP10		9,008.990	11.71	105,495
ING MAP PLUS NP11		28,231.565	11.69	330,027
ING MAP PLUS NP12		22,504.669	11.66	262,404
ING MAP PLUS NP13		8,988.259	11.63	104,533
ING MAP PLUS NP14		56,412.028	11.60	654,380
ING MAP PLUS NP15		70,564.979	11.57	816,437
ING MAP PLUS NP16		29,008.234	11.54	334,755
ING MAP PLUS NP17		19,775.667	11.52	227,816
ING MAP PLUS NP18		2,740.306	11.49	31,486
ING MAP PLUS NP19		21,096.061	11.46	241,761
ING MAP PLUS NP20		391.487	11.43	4,475
ING MAP PLUS NP21		17,628.519	11.40	200,965
ING MAP PLUS NP22		13,673.294	11.37	155,465
ING MAP PLUS NP23		23,617.788	11.35	268,062
ING MAP PLUS NP24		5,113.069	11.32	57,880
ING MAP PLUS NP25		204.993	11.29	2,314
ING MAP PLUS NP26		9,893.079	11.26	111,396
ING MAP PLUS NP28		11,907.452	11.21	133,483
ING MAP PLUS NP29		4,073.167	11.18	45,538
ING MAP PLUS NP30		1,889.916	11.15	21,073
ING MAP PLUS NP32		1,381.716	11.10	15,337
ING MAP PLUS NP36		343.555	10.99	3,776
		622,298.489		$ 7,252,281
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62		12,699.257	$ 11.82	$ 150,105
Qualified V		2,530.130	11.27	28,515
Qualified VI		3,083,530.379	11.35	34,998,070
Qualified XII (0.00)		24,302.083	12.03	292,354
Qualified XII (0.05)		252,788.818	12.00	3,033,466
Qualified XII (0.10)		66.169	11.98	793
Qualified XII (0.25)		258.760	11.89	3,077
Qualified XII (0.30)		197,718.831	11.86	2,344,945
Qualified XII (0.35)		3,482.182	11.84	41,229
Qualified XII (0.40)		39,583.838	11.81	467,485
Qualified XII (0.50)		1,541,792.983	11.75	18,116,068
Qualified XII (0.55)		119,192.448	11.73	1,398,127
Qualified XII (0.60)		48,805.382	11.70	571,023
Qualified XII (0.65)		247,467.308	11.67	2,887,943
Qualified XII (0.70)		297,411.430	11.65	3,464,843
Qualified XII (0.75)		953,033.541	11.62	11,074,250

	219

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-4 (continued)
Qualified XII (0.80)	571,656.608	$ 11.59	$ 6,625,500
Qualified XII (0.85)	457,663.593	11.56	5,290,591
Qualified XII (0.90)	48,357.953	11.54	558,051
Qualified XII (0.95)	450,088.871	11.51	5,180,523
Qualified XII (1.00)	2,509,419.156	11.48	28,808,132
Qualified XII (1.05)	66,849.757	11.46	766,098
Qualified XII (1.10)	66,317.801	11.43	758,012
Qualified XII (1.15)	128,680.898	11.40	1,466,962
Qualified XII (1.20)	9,980.151	11.38	113,574
Qualified XII (1.25)	127,676.334	11.35	1,449,126
Qualified XII (1.30)	559.694	11.32	6,336
Qualified XII (1.35)	4,955.935	11.30	56,002
Qualified XII (1.40)	17,474.067	11.27	196,933
Qualified XII (1.45)	1,623.763	11.24	18,251
Qualified XII (1.50)	808.946	11.22	9,076
Qualified XV	8,650.940	11.51	99,572
Qualified XVI	68,762.362	11.22	771,514
Qualified XVII	604.380	11.44	6,914
Qualified XXI	27,027.068	11.59	313,244
Qualified XXV	11,207.015	11.63	130,338
Qualified XXVI	2,133.031	11.56	24,658
Qualified XXVII	2,180,851.956	10.10	22,026,605
Qualified XXXIII (0.65)	2,092.970	12.16	25,451
Qualified XXXVIII	72,952.808	5.89	429,692
Qualified XLIII	5,628.306	5.88	33,094
Qualified LIII	10,110.433	10.45	105,654
Qualified LIV	136,956.741	10.38	1,421,611
Qualified LVI	15,538.717	10.50	163,157
Qualified LIX	2,624.624	11.85	31,102
	13,831,918.417		$ 155,758,066
Evergreen Special Values Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	3,368.293	$ 9.58	$ 32,268
ING MAP PLUS NP9	5,092.119	9.55	48,630
ING MAP PLUS NP11	967.550	9.51	9,201
ING MAP PLUS NP14	133.779	9.44	1,263
ING MAP PLUS NP16	29.188	9.39	274
ING MAP PLUS NP17	6,068.212	9.37	56,859
ING MAP PLUS NP19	5,059.803	9.32	47,157
ING MAP PLUS NP25	1,802.764	9.18	16,549
ING MAP PLUS NP26	1,515.754	9.16	13,884
ING MAP PLUS NP27	240.894	9.14	2,202
Qualified V	717.558	14.36	10,304
Qualified VI	800,543.014	14.55	11,647,901
Qualified XII (0.10)	14.401	16.03	231
Qualified XII (0.30)	52,238.502	15.76	823,279
Qualified XII (0.40)	23,182.473	15.63	362,342

220

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Evergreen Special Values Fund - Class A (continued)
Qualified XII (0.50)	6,633.638	$ 15.50	$ 102,821
Qualified XII (0.55)	19,571.086	15.43	301,982
Qualified XII (0.60)	12,045.427	15.37	185,138
Qualified XII (0.65)	2,997.688	15.30	45,865
Qualified XII (0.70)	29,935.576	15.24	456,218
Qualified XII (0.75)	204,611.032	15.18	3,105,995
Qualified XII (0.80)	13,390.680	15.11	202,333
Qualified XII (0.85)	102,484.348	15.05	1,542,389
Qualified XII (0.90)	36,985.509	14.99	554,413
Qualified XII (0.95)	105,233.275	14.92	1,570,080
Qualified XII (1.00)	555,936.045	14.86	8,261,210
Qualified XII (1.05)	34,945.377	14.80	517,192
Qualified XII (1.10)	20,994.858	14.74	309,464
Qualified XII (1.15)	46,123.181	14.68	677,088
Qualified XII (1.20)	5,470.192	14.61	79,920
Qualified XII (1.25)	38,157.158	14.55	555,187
Qualified XII (1.30)	3,296.159	14.49	47,761
Qualified XII (1.35)	82.699	14.43	1,193
Qualified XII (1.40)	3,075.493	14.37	44,195
Qualified XII (1.45)	786.008	14.31	11,248
Qualified XII (1.50)	20.685	14.25	295
Qualified XVI	15,303.832	14.25	218,080
Qualified XVII	406.810	14.55	5,919
Qualified XXVII	2,033,089.813	14.72	29,927,082
Qualified XXXVIII	1,509.081	6.42	9,688
Qualified LIV	40,773.515	8.61	351,060
	4,234,833.469		$ 62,156,160
Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	281,683.616	$7.51 to $8.37	$ 2,352,491
Contracts in accumulation period:
ING Custom Choice 62	1,747.676	7.96	13,912
ING MAP PLUS NP1	13,255.538	8.00	106,044
ING MAP PLUS NP8	13,546.646	7.86	106,477
ING MAP PLUS NP9	5,035.814	7.84	39,481
ING MAP PLUS NP11	10,882.473	7.80	84,883
ING MAP PLUS NP12	27,356.222	7.78	212,831
ING MAP PLUS NP13	108.394	7.76	841
ING MAP PLUS NP14	1,381.769	7.74	10,695
ING MAP PLUS NP15	8,676.124	7.73	67,066
ING MAP PLUS NP16	990.649	7.71	7,638
ING MAP PLUS NP19	8,371.080	7.65	64,039
ING MAP PLUS NP21	17.635	7.61	134
ING MAP PLUS NP22	1,980.781	7.59	15,034
ING MAP PLUS NP23	8,301.016	7.57	62,839
ING MAP PLUS NP24	768.463	7.56	5,810
ING MAP PLUS NP25	831.849	7.54	6,272

221

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
(continued)
ING MAP PLUS NP26	3,798.565	$ 7.52	$ 28,565
ING MAP PLUS NP28	3,199.154	7.48	23,930
ING MAP PLUS NP29	2,701.847	7.46	20,156
ING MAP PLUS NP30	1,933.693	7.45	14,406
ING MAP PLUS NP32	27.238	7.41	202
ING MAP PLUS NP36	971.309	7.34	7,129
Qualified V	2,360.686	14.73	34,773
Qualified VI	3,663,836.011	15.10	55,323,924
Qualified VIII	5,813.772	15.03	87,381
Qualified X (1.15)	275,725.304	19.17	5,285,654
Qualified X (1.25)	309,037.727	18.89	5,837,723
Qualified XII (0.00)	25,570.614	9.80	250,592
Qualified XII (0.05)	134,256.917	16.59	2,227,322
Qualified XII (0.10)	321.593	9.69	3,116
Qualified XII (0.20)	60,756.209	9.59	582,652
Qualified XII (0.25)	11,805.416	9.54	112,624
Qualified XII (0.30)	292,020.925	9.49	2,771,279
Qualified XII (0.35)	11,582.174	9.44	109,336
Qualified XII (0.40)	125,190.309	14.30	1,790,221
Qualified XII (0.45)	47.227	9.34	441
Qualified XII (0.50)	1,444,799.374	9.66	13,956,762
Qualified XII (0.55)	142,179.299	9.24	1,313,737
Qualified XII (0.60)	83,732.898	9.19	769,505
Qualified XII (0.65)	398,153.865	9.14	3,639,126
Qualified XII (0.70)	343,186.738	9.09	3,119,567
Qualified XII (0.75)	460,360.136	9.05	4,166,259
Qualified XII (0.80)	864,138.844	9.82	8,485,843
Qualified XII (0.85)	442,827.336	13.70	6,066,735
Qualified XII (0.90)	57,482.485	9.56	549,533
Qualified XII (0.95)	721,774.214	13.53	9,765,605
Qualified XII (1.00)	1,319,771.083	13.44	17,737,723
Qualified XII (1.05)	125,298.708	13.36	1,673,991
Qualified XII (1.10)	142,173.164	13.27	1,886,638
Qualified XII (1.15)	132,451.011	13.19	1,747,029
Qualified XII (1.20)	42,895.330	13.11	562,358
Qualified XII (1.25)	156,680.184	13.02	2,039,976
Qualified XII (1.30)	9,766.014	12.94	126,372
Qualified XII (1.35)	2,620.621	12.86	33,701
Qualified XII (1.40)	18,963.088	12.78	242,348
Qualified XII (1.45)	8,034.228	12.70	102,035
Qualified XII (1.50)	2,271.189	12.62	28,662
Qualified XV	28,603.612	15.65	447,647
Qualified XVI	124,935.314	14.66	1,831,552
Qualified XVII	2,552.451	15.10	38,542
Qualified XVIII	16,919.646	18.89	319,612
Qualified XXV	17,196.219	15.73	270,497
Qualified XXVI	9,292.551	15.54	144,406

222

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
(continued)
Qualified XXVII	1,985,243.381	$ 16.14	$ 32,041,828
Qualified XXVIII	1,243,575.268	16.00	19,897,204
Qualified XXXII	22,881.557	8.15	186,485
Qualified XXXVI	33,843.129	8.51	288,005
Qualified XXXVIII	65,062.022	5.48	356,540
Qualified XLIII	12,675.910	5.46	69,210
Qualified LIII	82,882.919	7.68	636,541
Qualified LIV	63,468.779	7.63	484,267
Qualified LVI	68,689.693	7.71	529,598
Qualified LIX	10,202.456	8.59	87,639
	16,023,477.151		$ 213,310,991
Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	54,070.884	$ 7.67	$ 414,724
Contracts in accumulation period:
ING Custom Choice 62	4,448.433	7.71	34,297
ING MAP PLUS NP1	11,648.697	7.39	86,084
ING MAP PLUS NP9	1,935.207	7.25	14,030
ING MAP PLUS NP11	4,255.577	7.21	30,683
ING MAP PLUS NP21	3,414.697	7.04	24,039
ING MAP PLUS NP23	1,868.481	7.00	13,079
ING MAP PLUS NP25	994.996	6.97	6,935
ING MAP PLUS NP26	903.114	6.95	6,277
ING MAP PLUS NP30	90.062	6.89	621
Qualified V	938.779	12.28	11,528
Qualified VI	4,753,254.647	12.40	58,940,358
Qualified VIII	6,672.295	12.54	83,671
Qualified X (1.15)	319,697.004	17.49	5,591,501
Qualified X (1.25)	369,712.363	17.24	6,373,841
Qualified XII (0.00)	29,445.853	8.95	263,540
Qualified XII (0.05)	28,403.873	13.62	386,861
Qualified XII (0.10)	194.225	8.86	1,721
Qualified XII (0.20)	73,657.216	8.76	645,237
Qualified XII (0.25)	8,551.658	8.72	74,570
Qualified XII (0.30)	409,764.859	8.67	3,552,661
Qualified XII (0.35)	25,554.167	8.63	220,532
Qualified XII (0.40)	59,880.254	12.35	739,521
Qualified XII (0.45)	277.836	8.53	2,370
Qualified XII (0.50)	327,083.383	8.91	2,914,313
Qualified XII (0.55)	227,708.378	8.44	1,921,859
Qualified XII (0.60)	222,467.302	8.40	1,868,725
Qualified XII (0.65)	757,025.953	8.35	6,321,167
Qualified XII (0.70)	393,530.369	8.31	3,270,237
Qualified XII (0.75)	639,980.883	8.27	5,292,642
Qualified XII (0.80)	645,218.893	9.01	5,813,422
Qualified XII (0.85)	732,400.454	11.83	8,664,297
Qualified XII (0.90)	71,973.515	8.70	626,170

223

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
(continued)
Qualified XII (0.95)	635,450.280	$ 11.68	$ 7,422,059
Qualified XII (1.00)	1,795,843.944	11.60	20,831,790
Qualified XII (1.05)	104,015.605	11.53	1,199,300
Qualified XII (1.10)	200,468.654	11.46	2,297,371
Qualified XII (1.15)	137,893.569	11.39	1,570,608
Qualified XII (1.20)	59,659.739	11.31	674,752
Qualified XII (1.25)	134,845.488	11.24	1,515,663
Qualified XII (1.30)	10,510.198	11.17	117,399
Qualified XII (1.35)	9,925.465	11.10	110,173
Qualified XII (1.40)	23,970.782	11.03	264,398
Qualified XII (1.45)	6,224.118	10.96	68,216
Qualified XII (1.50)	6,515.799	10.89	70,957
Qualified XV	33,603.552	12.85	431,806
Qualified XVI	146,277.500	12.04	1,761,181
Qualified XVII	2,772.702	12.40	34,382
Qualified XVIII	22,296.882	17.24	384,398
Qualified XXI	95,499.201	13.04	1,245,310
Qualified XXV	46,505.834	12.92	600,855
Qualified XXVI	20,053.927	12.76	255,888
Qualified XXXII	26,649.735	7.61	202,804
Qualified XXXVI	41,426.123	7.07	292,883
Qualified XXXVIII	159,854.829	5.16	824,851
Qualified XLIII	23,297.691	5.14	119,750
Qualified LIII	118,136.633	8.02	947,456
Qualified LIV	66,033.146	7.97	526,284
Qualified LVI	107,871.241	8.05	868,363
Qualified LIX	34,308.499	7.13	244,620
	14,256,935.443		$ 159,095,030
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	6,417.612	$7.94 to $8.31	$ 53,294
Contracts in accumulation period:
Qualified XXVII	491,879.034	7.65	3,762,875
Qualified XXVIII	158,302.706	7.58	1,199,935
	656,599.352		$ 5,016,104

224

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Qualified V		722.811	$ 12.92	$ 9,339
Qualified VI		762,219.628	13.20	10,061,299
Qualified VIII		645.153	13.18	8,503
Qualified X (1.15)		75,548.030	13.80	1,042,563
Qualified X (1.25)		95,291.706	13.60	1,295,967
Qualified XII (0.00)		3,365.685	10.37	34,902
Qualified XII (0.05)		42,653.783	14.49	618,053
Qualified XII (0.20)		39,505.860	10.15	400,984
Qualified XII (0.25)		3,419.266	10.10	34,535
Qualified XII (0.30)		46,046.506	10.04	462,307
Qualified XII (0.35)		6,359.448	9.99	63,531
Qualified XII (0.40)		14,940.461	13.85	206,925
Qualified XII (0.45)		15.861	9.88	157
Qualified XII (0.50)		50,711.924	10.60	537,546
Qualified XII (0.55)		19,242.475	9.78	188,191
Qualified XII (0.60)		8,352.945	9.73	81,274
Qualified XII (0.65)		204,170.979	9.68	1,976,375
Qualified XII (0.70)		41,797.774	9.62	402,095
Qualified XII (0.75)		84,325.558	9.57	806,996
Qualified XII (0.80)		139,619.531	10.64	1,485,552
Qualified XII (0.85)		126,656.296	13.27	1,680,729
Qualified XII (0.90)		11,257.180	10.55	118,763
Qualified XII (0.95)		66,559.139	13.10	871,925
Qualified XII (1.00)		136,696.412	13.02	1,779,787
Qualified XII (1.05)		13,669.223	12.94	176,880
Qualified XII (1.10)		23,844.069	12.85	306,396
Qualified XII (1.15)		17,837.109	12.77	227,780
Qualified XII (1.20)		9,198.076	12.69	116,724
Qualified XII (1.25)		27,668.309	12.61	348,897
Qualified XII (1.30)		2,712.595	12.53	33,989
Qualified XII (1.35)		645.773	12.45	8,040
Qualified XII (1.40)		4,484.206	12.38	55,514
Qualified XII (1.45)		191.563	12.30	2,356
Qualified XII (1.50)		1,145.993	12.22	14,004
Qualified XV		8,729.828	13.68	119,424
Qualified XVI		26,669.552	12.82	341,904
Qualified XVII		1,749.603	13.20	23,095
Qualified XVIII		4,637.865	13.60	63,075
Qualified XXV		5,770.022	13.75	79,338
Qualified XXVI		1,078.547	13.58	14,647
Qualified XXVII		396,703.152	7.41	2,939,570
Qualified XXXII		2,667.803	10.41	27,772
Qualified XXXVI		4,458.450	11.12	49,578
Qualified XXXVIII		20,252.127	5.51	111,589
Qualified XLIII		1,313.153	5.50	7,222
Qualified LIII		21,329.929	9.56	203,914
Qualified LIV		6,852.517	9.50	65,099
Qualified LVI		14,302.119	9.61	137,443
Qualified LIX		1,975.833	11.23	22,189
		2,600,011.827		$ 29,664,737

	225

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	608,471.243	$ 9.93	$ 6,042,119
Contracts in accumulation period:
ING Custom Choice 62	32,250.113	9.60	309,601
ING MAP PLUS NP1	165,284.078	9.96	1,646,229
ING MAP PLUS NP3	8,010.109	9.91	79,380
ING MAP PLUS NP4	23,760.378	9.89	234,990
ING MAP PLUS NP6	36,990.957	9.84	363,991
ING MAP PLUS NP8	138,928.095	9.79	1,360,106
ING MAP PLUS NP9	29,734.053	9.77	290,502
ING MAP PLUS NP10	31,158.359	9.74	303,482
ING MAP PLUS NP11	35,797.250	9.72	347,949
ING MAP PLUS NP12	45,441.809	9.70	440,786
ING MAP PLUS NP13	4,741.025	9.67	45,846
ING MAP PLUS NP14	41,443.074	9.65	399,926
ING MAP PLUS NP15	49,359.451	9.62	474,838
ING MAP PLUS NP16	59,626.083	9.60	572,410
ING MAP PLUS NP17	50,972.768	9.58	488,319
ING MAP PLUS NP18	14,139.224	9.55	135,030
ING MAP PLUS NP19	38,373.766	9.53	365,702
ING MAP PLUS NP20	44,556.543	9.51	423,733
ING MAP PLUS NP21	41,660.582	9.48	394,942
ING MAP PLUS NP22	13,269.286	9.46	125,527
ING MAP PLUS NP23	37,908.799	9.44	357,859
ING MAP PLUS NP24	6,404.133	9.41	60,263
ING MAP PLUS NP25	13,788.141	9.39	129,471
ING MAP PLUS NP26	33,294.019	9.37	311,965
ING MAP PLUS NP27	731.620	9.34	6,833
ING MAP PLUS NP28	30,121.627	9.32	280,734
ING MAP PLUS NP29	9,537.576	9.30	88,699
ING MAP PLUS NP30	6,548.106	9.28	60,766
ING MAP PLUS NP32	1,076.882	9.23	9,940
ING MAP PLUS NP35	1,695.055	9.16	15,527
ING MAP PLUS NP36	809.298	9.14	7,397
Qualified V	2,826.102	20.61	58,246
Qualified VI	8,286,539.192	20.92	173,354,400
Qualified VIII	5,872.307	21.04	123,553
Qualified X (1.15)	319,440.433	23.82	7,609,071
Qualified X (1.25)	593,820.158	23.50	13,954,774
Qualified XII (0.00)	48,834.559	13.91	679,289
Qualified XII (0.00)	1,238,584.164	8.16	10,106,847
Qualified XII (0.05)	443,452.942	22.98	10,190,549
Qualified XII (0.10)	183.227	13.77	2,523
Qualified XII (0.20)	211,178.899	13.62	2,876,257
Qualified XII (0.25)	20,555.303	13.55	278,524
Qualified XII (0.30)	694,988.545	13.48	9,368,446
Qualified XII (0.35)	25,934.632	13.41	347,783
Qualified XII (0.40)	150,860.253	20.69	3,121,299

226

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
(continued)
Qualified XII (0.45)	1,473.375	$ 13.26	$ 19,537
Qualified XII (0.50)	2,189,446.620	13.78	30,170,574
Qualified XII (0.55)	360,448.799	13.12	4,729,088
Qualified XII (0.60)	275,711.147	13.05	3,598,030
Qualified XII (0.65)	796,911.818	12.99	10,351,885
Qualified XII (0.70)	797,104.900	12.92	10,298,595
Qualified XII (0.75)	1,521,976.631	12.85	19,557,400
Qualified XII (0.80)	1,739,497.372	14.05	24,439,938
Qualified XII (0.85)	884,693.075	19.82	17,534,617
Qualified XII (0.90)	217,735.663	13.58	2,956,850
Qualified XII (0.95)	4,412,465.345	19.57	86,351,947
Qualified XII (1.00)	3,541,959.877	19.45	68,891,120
Qualified XII (1.05)	219,261.167	19.33	4,238,318
Qualified XII (1.10)	238,469.566	19.20	4,578,616
Qualified XII (1.15)	419,212.921	19.08	7,998,583
Qualified XII (1.20)	53,125.016	18.96	1,007,250
Qualified XII (1.25)	332,768.721	18.84	6,269,363
Qualified XII (1.30)	7,531.745	18.72	140,994
Qualified XII (1.35)	4,196.958	18.61	78,105
Qualified XII (1.40)	36,107.142	18.49	667,621
Qualified XII (1.45)	10,582.388	18.37	194,398
Qualified XII (1.50)	6,546.319	18.26	119,536
Qualified XIII	1,958.351	21.72	42,535
Qualified XV	37,172.283	21.69	806,267
Qualified XVI	203,283.903	20.31	4,128,696
Qualified XVII	17,803.336	20.92	372,446
Qualified XVIII	29,551.938	23.50	694,471
Qualified XXI	145,938.081	22.00	3,210,638
Qualified XXV	41,808.539	21.80	911,426
Qualified XXVI	5,982.007	21.53	128,793
Qualified XXVII	4,704,381.455	24.16	113,657,856
Qualified XXVIII	1,380,039.543	23.94	33,038,147
Qualified XXXII	28,661.694	9.92	284,324
Qualified XXXIII (0.65)	103,341.286	11.33	1,170,857
Qualified XXXVI	59,293.066	11.41	676,534
Qualified XXXVIII	324,267.350	5.65	1,832,111
Qualified XLIII	73,289.310	5.64	413,352
Qualified LIII	297,491.043	8.90	2,647,670
Qualified LIV	422,623.643	8.84	3,735,993
Qualified LVI	189,808.532	8.94	1,696,888
Qualified LIX	32,695.793	11.52	376,656
	39,865,571.936		$ 722,264,448
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	3,816,430.431	$ 18.22	$ 69,535,362
Qualified XXVIII	310,462.751	18.05	5,603,853
	4,126,893.182		$ 75,139,215

227

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	935,267.924	$ 8.56	$ 8,005,893

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	773,803.653	$ 16.10	$ 12,458,239
Qualified XXVIII	194,478.089	15.95	3,101,926
	968,281.742		$ 15,560,165
Mutual Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP8	25,072.974	$ 13.10	$ 328,456
ING MAP PLUS NP9	21,454.142	13.07	280,406
ING MAP PLUS NP11	19,734.354	13.01	256,744
ING MAP PLUS NP12	8,470.716	12.98	109,950
ING MAP PLUS NP14	2,928.651	12.91	37,809
ING MAP PLUS NP15	11,046.394	12.88	142,278
ING MAP PLUS NP16	2,706.220	12.85	34,775
ING MAP PLUS NP17	5,219.083	12.82	66,909
ING MAP PLUS NP18	14,642.513	12.79	187,278
ING MAP PLUS NP19	14,654.118	12.75	186,840
ING MAP PLUS NP20	21,156.834	12.72	269,115
ING MAP PLUS NP21	2,679.277	12.69	34,000
ING MAP PLUS NP22	94.227	12.66	1,193
ING MAP PLUS NP23	3,777.607	12.63	47,711
ING MAP PLUS NP24	2,555.989	12.60	32,205
ING MAP PLUS NP25	1,129.290	12.57	14,195
ING MAP PLUS NP26	475.002	12.54	5,957
ING MAP PLUS NP27	229.464	12.51	2,871
ING MAP PLUS NP28	1,521.464	12.48	18,988
ING MAP PLUS NP29	662.035	12.45	8,242
ING MAP PLUS NP32	64.904	12.35	802
	160,275.258		$ 2,066,724

228

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP3	691.203	$ 8.27	$ 5,716
ING MAP PLUS NP4	15,083.434	8.25	124,438
ING MAP PLUS NP8	73.812	8.17	603
ING MAP PLUS NP14	545.764	8.05	4,393
ING MAP PLUS NP15	4,996.638	8.03	40,123
ING MAP PLUS NP17	865.454	7.99	6,915
ING MAP PLUS NP18	4,161.861	7.97	33,170
ING MAP PLUS NP19	4.239	7.95	34
ING MAP PLUS NP20	221.518	7.93	1,757
ING MAP PLUS NP21	8,664.930	7.91	68,540
ING MAP PLUS NP22	4,030.776	7.89	31,803
ING MAP PLUS NP23	3,809.431	7.88	30,018
ING MAP PLUS NP25	651.247	7.84	5,106
ING MAP PLUS NP26	3,146.134	7.82	24,603
ING MAP PLUS NP27	1,839.304	7.80	14,347
ING MAP PLUS NP28	506.544	7.78	3,941
ING MAP PLUS NP30	97.827	7.74	757
ING MAP PLUS NP32	20.123	7.70	155
	49,410.239		$ 396,419
Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	94,188.916	$ 10.27	$ 967,320
Contracts in accumulation period:
ING Custom Choice 62	820.311	9.80	8,039
ING MAP PLUS NP1	699.023	10.13	7,081
ING MAP PLUS NP4	14,092.661	10.06	141,772
ING MAP PLUS NP6	133.293	10.01	1,334
ING MAP PLUS NP8	32,115.237	9.96	319,868
ING MAP PLUS NP9	2,142.448	9.93	21,275
ING MAP PLUS NP10	47.530	9.91	471
ING MAP PLUS NP11	4,391.492	9.89	43,432
ING MAP PLUS NP12	6,073.508	9.86	59,885
ING MAP PLUS NP13	2,596.063	9.84	25,545
ING MAP PLUS NP14	8,894.142	9.81	87,252
ING MAP PLUS NP15	15,805.168	9.79	154,733
ING MAP PLUS NP16	8,951.490	9.76	87,367
ING MAP PLUS NP17	135.771	9.74	1,322
ING MAP PLUS NP18	1,345.541	9.72	13,079
ING MAP PLUS NP19	567.492	9.69	5,499
ING MAP PLUS NP20	19,120.572	9.67	184,896
ING MAP PLUS NP21	4,104.495	9.65	39,608
ING MAP PLUS NP22	4,006.394	9.62	38,542
ING MAP PLUS NP23	3,547.739	9.60	34,058
ING MAP PLUS NP24	796.556	9.57	7,623
ING MAP PLUS NP26	571.226	9.53	5,444
ING MAP PLUS NP28	1,304.019	9.48	12,362
ING MAP PLUS NP29	439.723	9.46	4,160

229

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
ING MAP PLUS NP32	307.023	$ 9.39	$ 2,883
ING MAP PLUS NP35	1,176.680	9.32	10,967
Qualified V	358.983	11.50	4,128
Qualified VI	1,140,863.635	11.64	13,279,653
Qualified X (1.15)	50,835.870	11.73	596,305
Qualified X (1.25)	112,832.299	11.64	1,313,368
Qualified XII (0.00)	1,668.163	12.78	21,319
Qualified XII (0.05)	28,051.487	12.56	352,327
Qualified XII (0.10)	194.188	12.68	2,462
Qualified XII (0.20)	37.403	12.59	471
Qualified XII (0.25)	26.275	12.54	329
Qualified XII (0.30)	159,549.581	12.49	1,992,774
Qualified XII (0.35)	1,088.619	12.45	13,553
Qualified XII (0.40)	27,273.969	12.40	338,197
Qualified XII (0.50)	808,892.708	12.31	9,957,469
Qualified XII (0.55)	32,065.667	12.26	393,125
Qualified XII (0.60)	39,969.791	12.22	488,431
Qualified XII (0.65)	170,768.688	12.17	2,078,255
Qualified XII (0.70)	54,528.954	12.13	661,436
Qualified XII (0.75)	164,813.331	12.08	1,990,945
Qualified XII (0.80)	34,402.786	12.04	414,210
Qualified XII (0.85)	176,258.250	11.99	2,113,336
Qualified XII (0.90)	17,372.552	11.95	207,602
Qualified XII (0.95)	156,837.300	11.90	1,866,364
Qualified XII (1.00)	708,475.746	11.86	8,402,522
Qualified XII (1.05)	27,826.631	11.81	328,633
Qualified XII (1.10)	18,329.424	11.77	215,737
Qualified XII (1.15)	49,190.118	11.73	577,000
Qualified XII (1.20)	16,535.306	11.68	193,132
Qualified XII (1.25)	60,560.456	11.64	704,924
Qualified XII (1.30)	1,662.668	11.60	19,287
Qualified XII (1.35)	504.685	11.55	5,829
Qualified XII (1.40)	3,418.719	11.51	39,349
Qualified XII (1.45)	2,466.582	11.47	28,292
Qualified XII (1.50)	768.439	11.43	8,783
Qualified XIII	17.298	11.90	206
Qualified XV	4,629.338	11.90	55,089
Qualified XVI	23,020.486	11.43	263,124
Qualified XVII	2,177.545	11.64	25,347
Qualified XVIII	3,916.662	11.64	45,590
Qualified XXI	28,953.401	12.04	348,599
Qualified XXV	19,476.614	12.08	235,278
Qualified XXVI	4,239.626	11.95	50,664
Qualified XXVII	379,036.640	13.05	4,946,428
Qualified XXVIII	502,921.711	11.16	5,612,606
Qualified XXXII	1,838.628	10.01	18,405
Qualified XXXIII (0.65)	42,901.993	12.23	524,691

230

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
Qualified XXXVIII	5,531.450	$ 6.35	$ 35,125
Qualified XLIII	1,766.303	6.33	11,181
Qualified LIII	20,874.353	8.53	178,058
Qualified LIV	19,671.748	8.48	166,816
Qualified LVI	5,936.630	8.57	50,877
Qualified LIX	764.629	12.44	9,512
	5,364,478.841		$ 63,472,960
Fundamental Investors, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP9	1,879.167	$ 6.12	$ 11,501
ING MAP PLUS NP28	308.500	6.08	1,876
	2,187.667		$ 13,377
Fundamental Investors, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	158.413	$ 6.10	$ 966
Qualified VI	325,547.248	6.10	1,985,838
Qualified XII (0.30)	549.308	6.14	3,373
Qualified XII (0.40)	3,433.176	6.13	21,045
Qualified XII (0.50)	4,779.263	6.13	29,297
Qualified XII (0.55)	69.943	6.13	429
Qualified XII (0.60)	3,604.856	6.12	22,062
Qualified XII (0.65)	210.270	6.12	1,287
Qualified XII (0.70)	10,065.366	6.12	61,600
Qualified XII (0.75)	82,594.533	6.12	505,479
Qualified XII (0.80)	64,420.149	6.12	394,251
Qualified XII (0.85)	57,981.758	6.11	354,269
Qualified XII (0.90)	8,431.272	6.11	51,515
Qualified XII (0.95)	49,533.326	6.11	302,649
Qualified XII (1.00)	172,816.257	6.11	1,055,907
Qualified XII (1.05)	2,982.196	6.11	18,221
Qualified XII (1.10)	1,659.862	6.10	10,125
Qualified XII (1.15)	8,490.021	6.10	51,789
Qualified XII (1.20)	255.518	6.10	1,559
Qualified XII (1.25)	4,596.087	6.10	28,036
Qualified XII (1.35)	1.100	6.09	7
Qualified XII (1.40)	17.734	6.09	108
Qualified XVI	4,245.589	6.09	25,856
Qualified XXI	532,614.729	6.12	3,259,602
Qualified XXV	87.675	6.12	537
Qualified XXXVIII	1,185.141	6.15	7,289
Qualified LIII	956.631	6.13	5,864
Qualified LIV	13,283.786	6.12	81,297
	1,354,571.207		$ 8,280,257

231

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1		42,844.858	$ 9.22	$ 395,030
ING MAP PLUS NP4		23,734.745	9.15	217,173
ING MAP PLUS NP6		39,505.582	9.10	359,501
ING MAP PLUS NP8		46,398.700	9.06	420,372
ING MAP PLUS NP9		108,074.790	9.04	976,996
ING MAP PLUS NP10		908.405	9.01	8,185
ING MAP PLUS NP11		82,512.505	8.99	741,787
ING MAP PLUS NP12		39,595.900	8.97	355,175
ING MAP PLUS NP13		13,745.596	8.95	123,023
ING MAP PLUS NP14		97,589.865	8.93	871,477
ING MAP PLUS NP15		88,105.409	8.90	784,138
ING MAP PLUS NP16		45,109.218	8.88	400,570
ING MAP PLUS NP17		38,239.605	8.86	338,803
ING MAP PLUS NP18		58,739.810	8.84	519,260
ING MAP PLUS NP19		55,641.443	8.82	490,758
ING MAP PLUS NP20		89,476.585	8.80	787,394
ING MAP PLUS NP21		38,413.872	8.77	336,890
ING MAP PLUS NP22		22,145.726	8.75	193,775
ING MAP PLUS NP23		56,800.047	8.73	495,864
ING MAP PLUS NP24		4,175.116	8.71	36,365
ING MAP PLUS NP25		2,227.083	8.69	19,353
ING MAP PLUS NP26		6,191.779	8.67	53,683
ING MAP PLUS NP27		329.194	8.65	2,848
ING MAP PLUS NP28		27,134.526	8.62	233,900
ING MAP PLUS NP29		4,708.145	8.60	40,490
ING MAP PLUS NP30		2,966.152	8.58	25,450
ING MAP PLUS NP32		1,486.674	8.54	12,696
ING MAP PLUS NP35		645.397	8.48	5,473
ING MAP PLUS NP36		12.967	8.46	110
Qualified XII (1.00)		44,257.219	7.03	311,128
		1,081,716.913		$ 9,557,667
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62		10,181.736	$ 9.05	$ 92,145
Qualified V		5,570.627	8.74	48,687
Qualified VI		4,851,610.259	8.81	42,742,686
Qualified XII (0.00)		18,492.938	9.34	172,724
Qualified XII (0.10)		390.032	9.29	3,623
Qualified XII (0.25)		1,011.069	9.23	9,332
Qualified XII (0.30)		250,524.812	9.21	2,307,334
Qualified XII (0.35)		1,335.892	9.18	12,263
Qualified XII (0.40)		80,865.210	9.16	740,725
Qualified XII (0.50)		2,946,764.720	9.12	26,874,494
Qualified XII (0.55)		273,606.430	9.10	2,489,819
Qualified XII (0.60)		100,070.721	9.08	908,642
Qualified XII (0.65)		119,542.118	9.06	1,083,052

	232

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4 (continued)
Qualified XII (0.70)	419,556.434	$ 9.03	$ 3,788,595
Qualified XII (0.75)	1,259,860.736	9.01	11,351,345
Qualified XII (0.80)	1,711,635.976	8.99	15,387,607
Qualified XII (0.85)	688,354.509	8.97	6,174,540
Qualified XII (0.90)	125,481.620	8.95	1,123,061
Qualified XII (0.95)	685,932.548	8.93	6,125,378
Qualified XII (1.00)	3,497,301.062	8.91	31,160,952
Qualified XII (1.05)	125,546.156	8.89	1,116,105
Qualified XII (1.10)	101,535.460	8.87	900,620
Qualified XII (1.15)	238,743.087	8.85	2,112,876
Qualified XII (1.20)	17,587.934	8.83	155,301
Qualified XII (1.25)	260,809.078	8.81	2,297,728
Qualified XII (1.30)	3,386.288	8.78	29,732
Qualified XII (1.35)	1,028.877	8.76	9,013
Qualified XII (1.40)	29,373.937	8.74	256,728
Qualified XII (1.45)	8,273.489	8.72	72,145
Qualified XII (1.50)	648.530	8.70	5,642
Qualified XIII	1,048.774	8.93	9,366
Qualified XV	23,952.396	8.93	213,895
Qualified XVI	75,408.563	8.70	656,055
Qualified XVII	27,173.081	8.87	241,025
Qualified XXI	162,147.447	8.99	1,457,706
Qualified XXV	44,260.983	9.03	399,677
Qualified XXVI	2,714.211	8.97	24,346
Qualified XXVII	1,992,111.192	8.54	17,012,630
Qualified XXXIII (0.65)	6,653.054	9.30	61,873
Qualified XXXVIII	48,284.823	5.92	285,846
Qualified XLIII	21,785.841	5.91	128,754
Qualified LIII	26,988.425	8.81	237,768
Qualified LIV	86,310.757	8.76	756,082
Qualified LVI	8,715.983	8.85	77,136
Qualified LIX	519.692	9.19	4,776
	20,363,097.507		$ 181,119,829

233

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1		3,974.672	$ 10.05	$ 39,945
ING MAP PLUS NP6		4,764.181	9.93	47,308
ING MAP PLUS NP8		2,079.539	9.88	20,546
ING MAP PLUS NP9		3,599.993	9.85	35,460
ING MAP PLUS NP10		5,979.599	9.83	58,779
ING MAP PLUS NP11		26,877.753	9.80	263,402
ING MAP PLUS NP12		13,920.849	9.78	136,146
ING MAP PLUS NP13		2,499.308	9.76	24,393
ING MAP PLUS NP14		2,922.020	9.73	28,431
ING MAP PLUS NP15		26,112.424	9.71	253,552
ING MAP PLUS NP16		4,265.015	9.69	41,328
ING MAP PLUS NP17		5,660.503	9.66	54,680
ING MAP PLUS NP18		126.567	9.64	1,220
ING MAP PLUS NP19		6,827.693	9.61	65,614
ING MAP PLUS NP20		7,780.883	9.59	74,619
ING MAP PLUS NP21		11,934.867	9.57	114,217
ING MAP PLUS NP22		1,742.530	9.54	16,624
ING MAP PLUS NP23		6,607.342	9.52	62,902
ING MAP PLUS NP24		510.125	9.50	4,846
ING MAP PLUS NP25		4,213.603	9.47	39,903
ING MAP PLUS NP26		10,911.689	9.45	103,115
ING MAP PLUS NP27		261.801	9.43	2,469
ING MAP PLUS NP28		1,157.149	9.40	10,877
ING MAP PLUS NP29		207.472	9.38	1,946
ING MAP PLUS NP30		1,091.031	9.36	10,212
ING MAP PLUS NP32		636.614	9.31	5,927
ING MAP PLUS NP35		1,760.251	9.24	16,265
ING MAP PLUS NP36		12.162	9.22	112
		158,437.635		$ 1,534,838
ING Financial Services Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9		7,067.241	$ 6.86	$ 48,481
ING MAP PLUS NP15		346.166	6.76	2,340
ING MAP PLUS NP17		1,036.431	6.73	6,975
ING MAP PLUS NP23		637.293	6.63	4,225
ING MAP PLUS NP25		31.317	6.60	207
ING MAP PLUS NP26		4,326.137	6.58	28,466
ING MAP PLUS NP28		57.369	6.55	376
ING MAP PLUS NP29		978.499	6.53	6,390
ING MAP PLUS NP30		486.281	6.52	3,171
		14,966.734		$ 100,631

	234

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1		12,788.413	$ 10.59	$ 135,429
ING MAP PLUS NP3		249.928	10.54	2,634
ING MAP PLUS NP4		6,040.132	10.51	63,482
ING MAP PLUS NP6		6,392.958	10.46	66,870
ING MAP PLUS NP9		14,758.199	10.38	153,190
ING MAP PLUS NP11		871.834	10.33	9,006
ING MAP PLUS NP12		7,161.539	10.31	73,835
ING MAP PLUS NP13		67.407	10.28	693
ING MAP PLUS NP14		3,463.701	10.26	35,538
ING MAP PLUS NP15		6,290.450	10.23	64,351
ING MAP PLUS NP16		2,221.223	10.21	22,679
ING MAP PLUS NP17		2,500.289	10.18	25,453
ING MAP PLUS NP18		12,248.318	10.16	124,443
ING MAP PLUS NP19		6,192.250	10.13	62,727
ING MAP PLUS NP20		31,333.333	10.11	316,780
ING MAP PLUS NP21		4,032.030	10.08	40,643
ING MAP PLUS NP23		4,624.883	10.03	46,388
ING MAP PLUS NP24		74.649	10.01	747
ING MAP PLUS NP25		2,590.987	9.98	25,858
ING MAP PLUS NP26		721.928	9.96	7,190
ING MAP PLUS NP27		1,244.801	9.93	12,361
ING MAP PLUS NP28		3,492.502	9.91	34,611
ING MAP PLUS NP29		3,066.902	9.89	30,332
ING MAP PLUS NP30		128.541	9.86	1,267
		132,557.197		$ 1,356,507
ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1		6,064.597	$ 12.37	$ 75,019
ING MAP PLUS NP6		13,074.020	12.21	159,634
ING MAP PLUS NP8		1,214.797	12.16	14,772
ING MAP PLUS NP9		5,788.904	12.13	70,219
ING MAP PLUS NP11		13,956.722	12.07	168,458
ING MAP PLUS NP12		337.032	12.04	4,058
ING MAP PLUS NP13		14.614	12.01	176
ING MAP PLUS NP14		24,276.320	11.98	290,830
ING MAP PLUS NP15		82,302.147	11.95	983,511
ING MAP PLUS NP17		20,379.383	11.89	242,311
ING MAP PLUS NP18		9,000.598	11.86	106,747
ING MAP PLUS NP19		6,533.993	11.83	77,297
ING MAP PLUS NP20		16,212.925	11.80	191,313
ING MAP PLUS NP21		4,507.557	11.77	53,054
ING MAP PLUS NP23		2,605.514	11.72	30,537
ING MAP PLUS NP24		581.197	11.69	6,794
ING MAP PLUS NP26		2,671.628	11.63	31,071
ING MAP PLUS NP28		15,587.275	11.57	180,345
ING MAP PLUS NP29		2,293.923	11.54	26,472
ING MAP PLUS NP30		873.536	11.52	10,063
ING MAP PLUS NP32		333.243	11.46	3,819
Qualified XII (1.00)		9,351.268	11.56	108,101
		237,961.193		$ 2,834,601

	235

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	26,542.872	$ 10.48	$ 278,169
ING MAP PLUS NP8	77,248.137	10.31	796,428
ING MAP PLUS NP9	17,555.569	10.28	180,471
ING MAP PLUS NP10	26,138.716	10.26	268,183
ING MAP PLUS NP11	30,601.044	10.23	313,049
ING MAP PLUS NP14	26,991.642	10.15	273,965
ING MAP PLUS NP15	5,022.281	10.13	50,876
ING MAP PLUS NP16	5,071.641	10.11	51,274
ING MAP PLUS NP17	14,087.682	10.08	142,004
ING MAP PLUS NP18	3,452.052	10.06	34,728
ING MAP PLUS NP19	20,774.385	10.03	208,367
ING MAP PLUS NP20	24,948.543	10.01	249,735
ING MAP PLUS NP21	305.002	9.98	3,044
ING MAP PLUS NP22	11,297.885	9.96	112,527
ING MAP PLUS NP23	22,686.428	9.93	225,276
ING MAP PLUS NP24	4,488.639	9.91	44,482
ING MAP PLUS NP25	490.790	9.88	4,849
ING MAP PLUS NP26	16,143.963	9.86	159,179
ING MAP PLUS NP28	6,109.114	9.81	59,930
ING MAP PLUS NP29	1,810.924	9.79	17,729
ING MAP PLUS NP32	651.169	9.72	6,329
	342,418.478		$ 3,480,594
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Qualified VI	105,152.887	$ 7.26	$ 763,410
Qualified XII (0.00)	111.433	7.60	847
Qualified XII (0.30)	900.053	7.52	6,768
Qualified XII (0.40)	2,856.454	7.49	21,395
Qualified XII (0.50)	43,448.886	7.46	324,129
Qualified XII (0.55)	1,450.086	7.45	10,803
Qualified XII (0.60)	2,425.106	7.44	18,043
Qualified XII (0.65)	1,439.713	7.42	10,683
Qualified XII (0.70)	6,805.668	7.41	50,430
Qualified XII (0.75)	13,378.012	7.40	98,997
Qualified XII (0.80)	3,126.806	7.38	23,076
Qualified XII (0.85)	11,036.231	7.37	81,337
Qualified XII (0.90)	1,606.757	7.36	11,826
Qualified XII (0.95)	16,841.339	7.34	123,615
Qualified XII (1.00)	34,788.292	7.33	254,998
Qualified XII (1.05)	176.862	7.31	1,293
Qualified XII (1.10)	933.092	7.30	6,812
Qualified XII (1.15)	7,838.502	7.29	57,143
Qualified XII (1.20)	1,426.732	7.27	10,372
Qualified XII (1.25)	7,018.904	7.26	50,957
Qualified XII (1.30)	83.865	7.25	608
Qualified XII (1.40)	1,090.230	7.22	7,871

236

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class (continued)
Qualified XII (1.45)	51.011	$ 7.21	$ 368
Qualified XII (1.50)	496.656	7.19	3,571
Qualified XXXVIII	466.731	4.99	2,329
Qualified XVI	1,066.755	7.19	7,670
Qualified XVII	4,245.667	7.26	30,824
Qualified XXV	46.674	7.40	345
Qualified XLIII	40.382	4.97	201
Qualified LIII	5,696.217	7.52	42,836
Qualified LIV	1,225.774	7.47	9,157
Qualified LVI	37.464	7.55	283
	277,309.241		$ 2,032,997
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	31,916.330	$5.87 to $5.93	$ 188,508
Contracts in accumulation period:
Qualified V	1,595.238	6.25	9,970
Qualified VI	3,634,764.737	6.27	22,789,975
Qualified VIII	1,498.917	6.27	9,398
Qualified X (1.15)	161,950.594	6.28	1,017,050
Qualified X (1.25)	249,176.818	6.27	1,562,339
Qualified XII (0.00)	14,085.278	6.43	90,568
Qualified XII (0.05)	23,736.022	6.42	152,385
Qualified XII (0.10)	82.732	6.42	531
Qualified XII (0.25)	6,085.625	6.40	38,948
Qualified XII (0.30)	56,575.332	6.39	361,516
Qualified XII (0.35)	14,704.854	6.39	93,964
Qualified XII (0.40)	83,057.108	6.38	529,904
Qualified XII (0.45)	1,200.003	6.38	7,656
Qualified XII (0.50)	173,932.254	6.37	1,107,948
Qualified XII (0.55)	74,987.819	6.36	476,923
Qualified XII (0.60)	61,775.371	6.36	392,891
Qualified XII (0.65)	156,092.387	6.35	991,187
Qualified XII (0.70)	193,916.195	6.35	1,231,368
Qualified XII (0.75)	283,823.839	6.34	1,799,443
Qualified XII (0.80)	299,398.483	6.33	1,895,192
Qualified XII (0.85)	390,962.428	6.33	2,474,792
Qualified XII (0.90)	36,238.549	6.32	229,028
Qualified XII (0.95)	326,604.087	6.32	2,064,138
Qualified XII (1.00)	917,951.166	6.31	5,792,272
Qualified XII (1.05)	114,357.035	6.31	721,593
Qualified XII (1.10)	119,373.776	6.30	752,055
Qualified XII (1.15)	59,675.200	6.29	375,357
Qualified XII (1.20)	19,286.566	6.29	121,313
Qualified XII (1.25)	77,451.605	6.28	486,396
Qualified XII (1.30)	15,644.231	6.28	98,246
Qualified XII (1.35)	3,650.837	6.27	22,891
Qualified XII (1.40)	19,269.241	6.26	120,625
Qualified XII (1.45)	3,411.276	6.26	21,355

237

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class (continued)
Qualified XII (1.50)	2,741.586	$ 6.25	$ 17,135
Qualified XV	28,318.198	6.31	178,688
Qualified XVI	97,996.641	6.24	611,499
Qualified XVII	2,582.182	6.28	16,216
Qualified XVIII	18,918.803	6.30	119,188
Qualified XXV	42,858.409	6.33	271,294
Qualified XXVI	24,878.802	6.31	156,985
Qualified XXVII	1,802,753.979	6.30	11,357,350
Qualified XXVIII	199,596.302	6.30	1,257,457
Qualified XXXII	16,968.856	6.27	106,395
Qualified XXII	494.975	6.36	3,148
Qualified XXXVI	15,872.715	6.35	100,792
Qualified XXXVIII	33,919.334	5.93	201,142
Qualified XLIII	8,118.676	5.92	48,063
Qualified LIII	50,188.994	6.36	319,202
Qualified LIV	18,763.326	6.32	118,584
Qualified LVI	51,399.727	6.40	328,958
Qualified LIX	9,968.281	6.36	63,398
	10,054,571.719		$ 63,303,219
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Qualified XII (0.00)	178.228	$ 7.41	$ 1,321
Qualified XII (0.50)	11,603.505	7.33	85,054
	11,781.733		$ 86,375
ING BlackRock Large Cap Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Qualified XXXV	12,454.561	$ 6.33	$ 78,837

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	334.861	$ 9.52	$ 3,188
ING MAP PLUS NP9	667.787	9.78	6,531
ING MAP PLUS NP11	274.572	9.75	2,677
ING MAP PLUS NP12	14,532.514	9.73	141,401
ING MAP PLUS NP14	3,909.308	9.69	37,881
ING MAP PLUS NP17	219.669	9.64	2,118
ING MAP PLUS NP18	12.564	9.62	121
ING MAP PLUS NP23	2,654.717	9.53	25,299
ING MAP PLUS NP24	2,603.160	9.52	24,782
ING MAP PLUS NP25	362.861	9.50	3,447
ING MAP PLUS NP26	2,128.790	9.48	20,181
ING MAP PLUS NP28	457.983	9.45	4,328
Qualified VI	229,746.901	9.52	2,187,191
Qualified XII (0.00)	1,467.565	9.97	14,632
Qualified XII (0.25)	3,896.092	9.87	38,454
Qualified XII (0.30)	116,460.622	9.86	1,148,302

238

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Health Sciences Portfolio - Service
Class (continued)
Qualified XII (0.40)	16,026.716	$ 9.82	$ 157,382
Qualified XII (0.50)	19,677.235	9.78	192,443
Qualified XII (0.55)	4,760.371	9.77	46,509
Qualified XII (0.60)	2,249.808	9.75	21,936
Qualified XII (0.65)	2,676.170	9.73	26,039
Qualified XII (0.70)	10,862.506	9.71	105,475
Qualified XII (0.75)	34,263.820	9.69	332,016
Qualified XII (0.80)	24,694.435	9.68	239,042
Qualified XII (0.85)	24,330.384	9.66	235,032
Qualified XII (0.90)	4,094.250	9.64	39,469
Qualified XII (0.95)	24,789.928	9.62	238,479
Qualified XII (1.00)	118,802.070	9.61	1,141,688
Qualified XII (1.05)	4,620.685	9.59	44,312
Qualified XII (1.10)	6,500.864	9.57	62,213
Qualified XII (1.15)	6,546.681	9.55	62,521
Qualified XII (1.20)	1,637.273	9.53	15,603
Qualified XII (1.25)	15,474.970	9.52	147,322
Qualified XII (1.30)	101.277	9.50	962
Qualified XII (1.35)	13.017	9.48	123
Qualified XII (1.40)	1,074.180	9.46	10,162
Qualified XII (1.45)	20.931	9.45	198
Qualified XII (1.50)	5.239	9.43	49
Qualified XV	1,486.782	9.62	14,303
Qualified XVI	5,652.869	9.43	53,307
Qualified XXI	11,913.946	9.68	115,327
Qualified XXV	1,676.079	9.69	16,241
Qualified XXVI	19.425	9.64	187
Qualified XXXVIII	12,460.272	7.09	88,343
Qualified XLIII	27.982	7.07	198
Qualified LIII	9,550.670	9.85	94,074
Qualified LIV	1,410.481	9.79	13,809
Qualified LVI	1,263.519	9.90	12,509
Qualified LIX	1,059.813	9.80	10,386
	749,474.614		$ 7,198,192
ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	113.732	$ 9.40	$ 1,069
Qualified XII (0.50)	3,677.588	9.28	34,128
	3,791.320		$ 35,197

239

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	653.188	$ 8.88	$ 5,800
ING MAP PLUS NP1	42,888.759	9.27	397,579
ING MAP PLUS NP6	25,078.048	9.18	230,216
ING MAP PLUS NP8	19,201.931	9.15	175,698
ING MAP PLUS NP9	26,965.059	9.13	246,191
ING MAP PLUS NP10	10,446.296	9.11	95,166
ING MAP PLUS NP11	10,060.341	9.10	91,549
ING MAP PLUS NP12	12,976.711	9.08	117,829
ING MAP PLUS NP13	1,885.056	9.06	17,079
ING MAP PLUS NP14	23,188.291	9.05	209,854
ING MAP PLUS NP15	36,405.591	9.03	328,742
ING MAP PLUS NP16	4,732.404	9.01	42,639
ING MAP PLUS NP17	5,250.019	9.00	47,250
ING MAP PLUS NP18	3,196.520	8.98	28,705
ING MAP PLUS NP19	3,607.651	8.96	32,325
ING MAP PLUS NP20	290.545	8.95	2,600
ING MAP PLUS NP21	4,131.186	8.93	36,891
ING MAP PLUS NP22	3,348.282	8.91	29,833
ING MAP PLUS NP23	7,301.311	8.90	64,982
ING MAP PLUS NP24	853.572	8.88	7,580
ING MAP PLUS NP25	662.326	8.87	5,875
ING MAP PLUS NP26	3,768.227	8.85	33,349
ING MAP PLUS NP27	291.638	8.83	2,575
ING MAP PLUS NP28	1,663.257	8.82	14,670
ING MAP PLUS NP29	1,813.275	8.80	15,957
ING MAP PLUS NP30	649.681	8.78	5,704
Qualified VI	584,794.351	8.88	5,192,974
Qualified XII (0.00)	835.898	9.30	7,774
Qualified XII (0.10)	25.527	9.26	236
Qualified XII (0.25)	91.446	9.21	842
Qualified XII (0.30)	7,925.938	9.20	72,919
Qualified XII (0.40)	5,152.141	9.16	47,194
Qualified XII (0.50)	295,965.094	9.13	2,702,161
Qualified XII (0.55)	4,420.620	9.11	40,272
Qualified XII (0.60)	4,463.606	9.09	40,574
Qualified XII (0.65)	24,262.883	9.08	220,307
Qualified XII (0.70)	23,761.085	9.06	215,275
Qualified XII (0.75)	103,266.133	9.04	933,526
Qualified XII (0.80)	25,427.258	9.03	229,608
Qualified XII (0.85)	73,161.075	9.01	659,181
Qualified XII (0.90)	4,810.279	8.99	43,244
Qualified XII (0.95)	56,933.893	8.98	511,266
Qualified XII (1.00)	569,770.746	8.96	5,105,146
Qualified XII (1.05)	5,658.408	8.94	50,586
Qualified XII (1.10)	12,894.673	8.93	115,149
Qualified XII (1.15)	20,335.789	8.91	181,192

240

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
Qualified XII (1.20)	2,844.725	$ 8.90	$ 25,318
Qualified XII (1.25)	26,068.816	8.88	231,491
Qualified XII (1.30)	728.847	8.86	6,458
Qualified XII (1.35)	1,097.225	8.85	9,710
Qualified XII (1.40)	529.898	8.83	4,679
Qualified XII (1.45)	17.355	8.81	153
Qualified XII (1.50)	38.078	8.80	335
Qualified XV	672.418	8.98	6,038
Qualified XVI	12,793.506	8.80	112,583
Qualified XXI	226,366.467	9.03	2,044,089
Qualified XXV	801.003	9.04	7,241
Qualified XXVI	914.056	8.99	8,217
Qualified XXXVIII	252.205	5.94	1,498
Qualified XLIII	299.579	5.92	1,774
Qualified LIII	565.802	9.19	5,200
Qualified LIV	33,277.705	9.13	303,825
Qualified LVI	981.127	9.24	9,066
Qualified LIX	343.331	9.15	3,141
	2,383,858.151		$ 21,436,880
ING Global Real Estate Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	508.203	$ 6.70	$ 3,405
Qualified V	210.649	6.70	1,411
Qualified VI	1,311,568.599	6.70	8,787,510
Qualified X (1.15)	26,156.058	6.71	175,507
Qualified X (1.25)	95,555.104	6.71	641,175
Qualified XII (0.00)	1,808.648	6.73	12,172
Qualified XII (0.10)	20.817	6.73	140
Qualified XII (0.25)	355.735	6.72	2,391
Qualified XII (0.30)	76,690.027	6.72	515,357
Qualified XII (0.40)	101,466.670	6.72	681,856
Qualified XII (0.50)	628,608.869	6.72	4,224,252
Qualified XII (0.55)	43,651.195	6.72	293,336
Qualified XII (0.60)	17,016.875	6.72	114,353
Qualified XII (0.65)	10,411.835	6.71	69,863
Qualified XII (0.70)	44,812.584	6.71	300,692
Qualified XII (0.75)	233,095.246	6.71	1,564,069
Qualified XII (0.80)	233,966.435	6.71	1,569,915
Qualified XII (0.85)	213,771.911	6.71	1,434,410
Qualified XII (0.90)	25,364.116	6.71	170,193
Qualified XII (0.95)	135,152.726	6.71	906,875
Qualified XII (1.00)	874,547.876	6.71	5,868,216
Qualified XII (1.05)	25,586.913	6.70	171,432
Qualified XII (1.10)	22,327.631	6.70	149,595
Qualified XII (1.15)	54,036.725	6.70	362,046
Qualified XII (1.20)	5,877.863	6.70	39,382
Qualified XII (1.25)	41,246.472	6.70	276,351

241

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Real Estate Portfolio - Institutional Class
(continued)
Qualified XII (1.35)	169.052	$ 6.70	$ 1,133
Qualified XII (1.40)	6,334.418	6.70	42,441
Qualified XII (1.45)	892.698	6.69	5,972
Qualified XII (1.50)	5.803	6.69	39
Qualified XV	2,071.405	6.71	13,899
Qualified XVI	15,004.620	6.69	100,381
Qualified XVII	1,552.354	6.70	10,401
Qualified XVIII	3,637.967	6.73	24,484
Qualified XXI	5,060.598	6.71	33,957
Qualified XXV	4,208.603	6.72	28,282
Qualified XXVI	3,086.213	6.71	20,708
Qualified XXVII	914,997.197	6.71	6,139,631
Qualified XXVIII	160,935.838	6.71	1,079,879
Qualified XXXII	2,320.462	6.71	15,570
Qualified XXXVIII	2,085.884	6.73	14,038
Qualified XLIII	246.258	6.71	1,652
Qualified LIII	4,296.475	6.72	28,872
Qualified LIV	6,978.881	6.71	46,828
Qualified LVI	3,089.082	6.72	20,759
Qualified LIX	304.301	6.72	2,045
	5,361,093.891		$ 35,966,875
ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (0.20)	3,051.029	$ 8.22	$ 25,079

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	14,453.830	$ 7.84	$ 113,318
Qualified V	41.519	7.82	325
Qualified VI	2,762,519.239	7.84	21,658,151
Qualified VIII	784.042	7.84	6,147
Qualified XII (0.00)	10,361.813	8.06	83,516
Qualified XII (0.05)	75,851.517	8.05	610,605
Qualified XII (0.10)	40.840	8.04	328
Qualified XII (0.25)	8,797.803	8.01	70,470
Qualified XII (0.30)	81,646.674	8.00	653,173
Qualified XII (0.35)	3,380.586	8.00	27,045
Qualified XII (0.40)	174,590.706	7.99	1,394,980
Qualified XII (0.45)	209.677	7.98	1,673
Qualified XII (0.50)	91,789.390	7.97	731,561
Qualified XII (0.55)	68,665.363	7.96	546,576
Qualified XII (0.60)	60,758.615	7.95	483,031
Qualified XII (0.65)	143,706.021	7.94	1,141,026
Qualified XII (0.70)	111,387.829	7.94	884,419
Qualified XII (0.75)	337,276.641	7.93	2,674,604
Qualified XII (0.80)	405,271.293	7.92	3,209,749
Qualified XII (0.85)	305,370.126	7.91	2,415,478

242

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
(continued)
Qualified XII (0.90)		63,283.349	$ 7.90	$ 499,938
Qualified XII (0.95)		438,296.202	7.89	3,458,157
Qualified XII (1.00)		1,063,665.198	7.88	8,381,682
Qualified XII (1.05)		50,497.902	7.88	397,923
Qualified XII (1.10)		75,024.381	7.87	590,442
Qualified XII (1.15)		101,898.017	7.86	800,918
Qualified XII (1.20)		8,373.294	7.85	65,730
Qualified XII (1.25)		101,621.939	7.84	796,716
Qualified XII (1.30)		151.458	7.83	1,186
Qualified XII (1.35)		493.009	7.83	3,860
Qualified XII (1.40)		8,053.793	7.82	62,981
Qualified XII (1.45)		424.699	7.81	3,317
Qualified XII (1.50)		40.437	7.80	315
Qualified XIII		1,055.473	7.89	8,328
Qualified XV		28,931.801	7.89	228,272
Qualified XVI		61,533.018	7.80	479,958
Qualified XVII		3,221.657	7.85	25,290
Qualified XXI		47,843.080	7.92	378,917
Qualified XXV		67,872.643	7.95	539,588
Qualified XXVI		10,594.657	7.93	84,016
Qualified XXVII		1,593,082.463	7.94	12,649,075
Qualified XXVIII		708,273.686	7.93	5,616,610
Qualified XXXVI		18,968.222	7.96	150,987
Qualified XXXVIII		28,762.128	6.01	172,860
Qualified XLIII		8,627.642	6.00	51,766
Qualified LIII		87,653.487	7.99	700,351
Qualified LIV		36,868.528	7.94	292,736
Qualified LVI		37,944.975	8.03	304,698
Qualified LIX		15,020.557	7.97	119,714
		9,324,981.219		$ 73,572,506
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15		188.254	$ 5.35	$ 1,007
ING MAP PLUS NP28		541.332	5.33	2,885
Qualified VI		105,496.677	5.33	562,297
Qualified XII (0.00)		109.474	5.86	642
Qualified XII (0.40)		2,331.586	5.82	13,570
Qualified XII (0.50)		1,051,207.153	5.81	6,107,514
Qualified XII (0.55)		825.041	5.80	4,785
Qualified XII (0.70)		2,485.575	5.79	14,391
Qualified XII (0.75)		21,333.495	5.78	123,308
Qualified XII (0.80)		11,213.343	5.78	64,813
Qualified XII (0.85)		44,030.274	5.77	254,055
Qualified XII (0.90)		3,562.255	5.77	20,554
Qualified XII (0.95)		3,893.642	5.76	22,427
Qualified XII (1.00)		20,973.604	5.76	120,808
Qualified XII (1.05)		1,638.254	5.75	9,420

	243

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
(continued)
Qualified XII (1.10)	760.389	$ 5.74	$ 4,365
Qualified XII (1.15)	2,743.124	5.74	15,746
Qualified XII (1.20)	217.625	5.73	1,247
Qualified XII (1.25)	506.426	5.73	2,902
Qualified XII (1.40)	6.658	5.71	38
Qualified XVI	7,584.137	5.32	40,348
Qualified XXI	930.093	5.35	4,976
Qualified XXV	26.428	5.35	141
Qualified LIII	914.845	5.36	4,904
Qualified LIV	1,454.664	5.35	7,782
	1,284,974.348		$ 7,404,925
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	17,549.110	$ 9.76	$ 171,279

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified XXVII	981,393.626	$ 10.20	$ 10,010,215
Qualified XXVIII	826,361.552	10.21	8,437,151
	1,807,755.178		$ 18,447,366
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	689.451	$ 11.83	$ 8,156
ING MAP PLUS NP1	37,987.613	7.77	295,164
ING MAP PLUS NP9	8,204.000	7.69	63,089
ING MAP PLUS NP12	3,608.321	7.66	27,640
ING MAP PLUS NP13	2,099.447	7.65	16,061
ING MAP PLUS NP14	1,543.842	7.64	11,795
ING MAP PLUS NP15	8,095.260	7.63	61,767
ING MAP PLUS NP16	2,144.609	7.62	16,342
ING MAP PLUS NP19	440.835	7.59	3,346
ING MAP PLUS NP23	3,759.217	7.55	28,382
ING MAP PLUS NP24	617.988	7.54	4,660
ING MAP PLUS NP25	1,171.384	7.53	8,821
ING MAP PLUS NP26	10,002.184	7.52	75,216
ING MAP PLUS NP28	144.721	7.50	1,085
Qualified VI	607,353.010	11.83	7,184,986
Qualified VIII	28.597	11.83	338
Qualified XII (0.00)	233.973	12.39	2,899
Qualified XII (0.10)	23.830	12.34	294
Qualified XII (0.25)	74.775	12.28	918
Qualified XII (0.30)	5,400.768	12.25	66,159
Qualified XII (0.40)	13,533.098	12.21	165,239
Qualified XII (0.50)	14,500.251	12.16	176,323
Qualified XII (0.55)	7,316.192	12.14	88,819
Qualified XII (0.60)	6,116.139	12.12	74,128
Qualified XII (0.65)	29,378.737	12.10	355,483
244

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Qualified XII (0.70)	12,658.686	$ 12.07	$ 152,790
Qualified XII (0.75)	31,688.152	12.05	381,842
Qualified XII (0.80)	34,094.733	12.03	410,160
Qualified XII (0.85)	59,973.467	12.01	720,281
Qualified XII (0.90)	14,870.178	11.99	178,293
Qualified XII (0.95)	74,366.063	11.96	889,418
Qualified XII (1.00)	206,597.399	11.94	2,466,773
Qualified XII (1.05)	9,666.185	11.92	115,221
Qualified XII (1.10)	13,653.069	11.90	162,472
Qualified XII (1.15)	23,371.010	11.88	277,648
Qualified XII (1.20)	1,268.291	11.85	15,029
Qualified XII (1.25)	32,316.427	11.83	382,303
Qualified XII (1.30)	351.697	11.81	4,154
Qualified XII (1.40)	1,206.026	11.77	14,195
Qualified XII (1.45)	404.610	11.74	4,750
Qualified XII (1.50)	171.154	11.72	2,006
Qualified XIII	511.628	11.96	6,119
Qualified XV	4,534.914	11.96	54,238
Qualified XVI	11,172.482	11.72	130,941
Qualified XVII	830.107	11.83	9,820
Qualified XXV	5,651.805	12.05	68,104
Qualified XXVI	3,237.029	11.99	38,812
Qualified XXXVIII	13,398.391	4.91	65,786
Qualified XLIII	2,215.391	4.89	10,833
Qualified LIII	15,348.900	12.25	188,024
Qualified LIV	7,415.581	12.17	90,248
Qualified LVI	10,146.173	12.31	124,899
Qualified LIX	1,879.877	12.19	22,916
	1,357,467.667		$ 15,725,185
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,126.380	$ 8.74	$ 9,845
Qualified VI	66,719.857	8.74	583,132
Qualified XII (0.00)	255.926	9.15	2,342
Qualified XII (0.30)	1,074.856	9.05	9,727
Qualified XII (0.35)	2,373.838	9.03	21,436
Qualified XII (0.40)	1,587.467	9.02	14,319
Qualified XII (0.50)	65,526.143	8.98	588,425
Qualified XII (0.55)	582.911	8.97	5,229
Qualified XII (0.60)	2,793.328	8.95	25,000
Qualified XII (0.65)	2,584.392	8.93	23,079
Qualified XII (0.70)	1,369.290	8.92	12,214
Qualified XII (0.75)	8,399.624	8.90	74,757
Qualified XII (0.80)	7,369.876	8.88	65,445
Qualified XII (0.85)	10,255.440	8.87	90,966
Qualified XII (0.90)	1,330.931	8.85	11,779
Qualified XII (0.95)	13,019.770	8.83	114,965

245

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class (continued)
Qualified XII (1.00)	33,115.474	$ 8.82	$ 292,078
Qualified XII (1.05)	1,142.264	8.80	10,052
Qualified XII (1.10)	2,626.924	8.79	23,091
Qualified XII (1.15)	1,673.767	8.77	14,679
Qualified XII (1.20)	838.533	8.75	7,337
Qualified XII (1.25)	5,552.860	8.74	48,532
Qualified XII (1.30)	454.474	8.72	3,963
Qualified XII (1.40)	1,399.524	8.69	12,162
Qualified XII (1.45)	7.349	8.67	64
Qualified XVI	2,871.746	8.66	24,869
Qualified XXV	194.930	8.90	1,735
Qualified XXXVIII	1,174.508	6.57	7,717
Qualified LIII	1,006.484	9.05	9,109
Qualified LIV	1,383.660	8.99	12,439
Qualified LVI	960.465	9.09	8,731
	240,772.991		$ 2,129,218
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified X (1.15)	831.134	$ 6.64	$ 5,519
Qualified X (1.25)	3,330.814	6.62	22,050
	4,161.948		$ 27,569
ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP23	5,359.263	$ 6.59	$ 35,318
Qualified VI	69,500.199	6.57	456,616
Qualified XII (0.00)	645.103	6.79	4,380
Qualified XII (0.40)	1,409.165	6.72	9,470
Qualified XII (0.50)	36,466.582	6.70	244,326
Qualified XII (0.55)	550.625	6.69	3,684
Qualified XII (0.60)	403.304	6.68	2,694
Qualified XII (0.65)	37.006	6.68	247
Qualified XII (0.70)	486.430	6.67	3,244
Qualified XII (0.75)	3,841.137	6.66	25,582
Qualified XII (0.80)	3,597.520	6.65	23,924
Qualified XII (0.85)	5,209.697	6.64	34,592
Qualified XII (0.90)	980.066	6.63	6,498
Qualified XII (0.95)	6,787.224	6.62	44,931
Qualified XII (1.00)	19,719.070	6.61	130,343
Qualified XII (1.05)	1,772.192	6.60	11,696
Qualified XII (1.10)	1,510.509	6.60	9,969
Qualified XII (1.15)	2,792.360	6.59	18,402
Qualified XII (1.20)	131.460	6.58	865
Qualified XII (1.25)	2,676.403	6.57	17,584
Qualified XII (1.35)	134.679	6.55	882
Qualified XII (1.40)	208.255	6.54	1,362
Qualified XII (1.45)	37.285	6.53	243
Qualified XV	32.798	6.62	217

246

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Value Opportunities Portfolio - Service
Class (continued)
Qualified XVI	2,307.161	$ 6.52	$ 15,043
Qualified XXV	362.000	6.66	2,411
Qualified XXXVIII	850.818	5.78	4,918
Qualified XLIII	497.708	5.76	2,867
Qualified LIII	237.288	6.73	1,597
Qualified LIV	720.344	6.68	4,812
Qualified LVI	1,076.207	6.76	7,275
	170,339.858		$ 1,125,992
ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	6,675.754	$ 11.39	$ 76,037
Qualified VI	1,170,853.378	10.87	12,727,176
Qualified X (1.15)	42,846.302	11.34	485,877
Qualified X (1.25)	91,946.153	11.29	1,038,072
Qualified XII (0.00)	562.436	11.53	6,485
Qualified XII (0.10)	149.547	11.47	1,715
Qualified XII (0.25)	30.083	11.39	343
Qualified XII (0.30)	8,137.011	11.36	92,436
Qualified XII (0.35)	53.112	11.34	602
Qualified XII (0.40)	59,974.056	11.31	678,307
Qualified XII (0.50)	342,688.437	11.26	3,858,672
Qualified XII (0.55)	22,344.998	11.23	250,934
Qualified XII (0.60)	15,110.166	11.21	169,385
Qualified XII (0.65)	29,906.595	11.18	334,356
Qualified XII (0.70)	25,169.028	11.15	280,635
Qualified XII (0.75)	138,663.085	11.13	1,543,320
Qualified XII (0.80)	47,392.982	11.10	526,062
Qualified XII (0.85)	98,359.405	11.08	1,089,822
Qualified XII (0.90)	13,865.657	11.05	153,216
Qualified XII (0.95)	103,800.666	11.02	1,143,883
Qualified XII (1.00)	599,153.440	11.00	6,590,688
Qualified XII (1.05)	8,259.247	10.97	90,604
Qualified XII (1.10)	19,218.018	10.95	210,437
Qualified XII (1.15)	32,705.911	10.92	357,149
Qualified XII (1.20)	3,515.889	10.90	38,323
Qualified XII (1.25)	54,619.230	10.87	593,711
Qualified XII (1.30)	21.630	10.85	235
Qualified XII (1.35)	93.124	10.82	1,008
Qualified XII (1.40)	2,537.047	10.80	27,400
Qualified XII (1.45)	4,346.036	10.77	46,807
Qualified XII (1.50)	29.779	10.75	320
Qualified XV	1,727.986	11.02	19,042
Qualified XVI	16,806.481	10.75	180,670
Qualified XVII	5,451.251	10.96	59,746
Qualified XVIII	9,915.378	11.41	113,134
Qualified XXV	5,155.169	11.14	57,429
Qualified XXVI	150.378	11.08	1,666

247

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Julius Baer Foreign Portfolio - Service Class
(continued)
Qualified XXXII	1,983.841	$ 11.29	$ 22,398
Qualified XXXVIII	5,579.057	5.60	31,243
Qualified XLIII	1,010.710	5.58	5,640
Qualified LIII	2,453.830	9.96	24,440
Qualified LIV	31,366.166	9.89	310,211
Qualified LVI	9,724.179	10.00	97,242
Qualified LIX	135.442	11.35	1,537
	3,034,488.070		$ 33,338,415
ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	1,711.840	$ 5.01	$ 8,576
ING MAP PLUS NP17	3,153.142	5.00	15,766
ING MAP PLUS NP18	601.533	4.99	3,002
ING MAP PLUS NP23	2,159.289	4.94	10,667
ING MAP PLUS NP24	308.229	4.93	1,520
ING MAP PLUS NP28	2,096.853	4.90	10,275
ING MAP PLUS NP29	40.186	4.89	197
Qualified VI	142,427.892	4.93	702,170
Qualified XII (0.00)	4,781.012	5.16	24,670
Qualified XII (0.30)	1,250.773	5.11	6,391
Qualified XII (0.40)	9,727.493	5.09	49,513
Qualified XII (0.50)	6,327.540	5.07	32,081
Qualified XII (0.55)	2,882.968	5.06	14,588
Qualified XII (0.60)	4,130.402	5.05	20,859
Qualified XII (0.65)	145.978	5.04	736
Qualified XII (0.70)	4,780.968	5.03	24,048
Qualified XII (0.75)	14,089.699	5.02	70,730
Qualified XII (0.80)	1,124.066	5.01	5,632
Qualified XII (0.85)	13,460.242	5.00	67,301
Qualified XII (0.90)	4,677.144	5.00	23,386
Qualified XII (0.95)	21,538.389	4.99	107,477
Qualified XII (1.00)	25,051.347	4.98	124,756
Qualified XII (1.05)	915.537	4.97	4,550
Qualified XII (1.10)	1,417.258	4.96	7,030
Qualified XII (1.15)	4,591.659	4.95	22,729
Qualified XII (1.20)	3,549.945	4.94	17,537
Qualified XII (1.25)	5,800.136	4.93	28,595
Qualified XII (1.30)	90.963	4.92	448
Qualified XII (1.40)	643.310	4.90	3,152
Qualified XII (1.45)	121.233	4.90	594
Qualified XVI	1,812.609	4.89	8,864
Qualified XXV	318.070	5.02	1,597
Qualified XXVI	203.330	5.00	1,017
Qualified XXXVIII	943.498	4.12	3,887
Qualified LIII	505.386	5.11	2,583
Qualified LIV	404.398	5.07	2,050
Qualified LVI	3,656.971	5.13	18,760
	291,441.288		$ 1,447,734

248

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Institutional
Class
Currently payable annuity contracts:	134,137.149	$6.85 to $7.04	$ 942,801
Contracts in accumulation period:
ING Custom Choice 62	2,345.082	6.99	16,392
ING MAP PLUS NP8	873.186	7.14	6,235
ING MAP PLUS NP9	5,614.405	7.13	40,031
ING MAP PLUS NP11	26,411.097	7.11	187,783
ING MAP PLUS NP12	131.754	7.10	935
ING MAP PLUS NP14	65.826	7.08	466
ING MAP PLUS NP15	1,157.214	7.07	8,182
ING MAP PLUS NP17	7,163.613	7.05	50,503
ING MAP PLUS NP18	58,225.328	7.04	409,906
ING MAP PLUS NP20	5,456.437	7.02	38,304
ING MAP PLUS NP21	7,426.860	7.01	52,062
ING MAP PLUS NP22	4,892.874	7.00	34,250
ING MAP PLUS NP23	14,272.310	6.99	99,763
ING MAP PLUS NP25	502.602	6.98	3,508
ING MAP PLUS NP27	490.648	6.96	3,415
ING MAP PLUS NP28	95.928	6.95	667
ING MAP PLUS NP30	2,716.531	6.93	18,826
ING MAP PLUS NP32	243.961	6.91	1,686
ING MAP PLUS NP35	2,841.603	6.88	19,550
Qualified V	2,410.767	6.96	16,779
Qualified VI	2,960,798.577	6.99	20,695,982
Qualified VIII	2,270.640	6.98	15,849
Qualified X (1.15)	125,481.696	7.00	878,372
Qualified X (1.25)	474,937.469	6.99	3,319,813
Qualified XII (0.00)	10,634.165	7.22	76,779
Qualified XII (0.20)	54.675	7.19	393
Qualified XII (0.25)	10,697.269	7.18	76,806
Qualified XII (0.30)	731,179.399	7.17	5,242,556
Qualified XII (0.40)	55,548.295	7.15	397,170
Qualified XII (0.50)	176,093.247	7.13	1,255,545
Qualified XII (0.55)	119,096.541	7.12	847,967
Qualified XII (0.60)	178,167.709	7.11	1,266,772
Qualified XII (0.65)	592,199.599	7.10	4,204,617
Qualified XII (0.70)	142,735.808	7.09	1,011,997
Qualified XII (0.75)	640,099.953	7.08	4,531,908
Qualified XII (0.80)	182,999.354	7.07	1,293,805
Qualified XII (0.85)	490,972.395	7.06	3,466,265
Qualified XII (0.90)	30,342.501	7.05	213,915
Qualified XII (0.95)	603,799.697	7.04	4,250,750
Qualified XII (1.00)	1,647,462.771	7.03	11,581,663
Qualified XII (1.05)	64,914.724	7.02	455,701
Qualified XII (1.10)	56,368.632	7.01	395,144
Qualified XII (1.15)	84,464.339	7.00	591,250
Qualified XII (1.20)	30,780.614	7.00	215,464
Qualified XII (1.25)	223,697.748	6.99	1,563,647

249

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Institutional
Class (continued)
Qualified XII (1.30)	2,543.294	$ 6.98	$ 17,752
Qualified XII (1.35)	1,369.471	6.97	9,545
Qualified XII (1.40)	21,794.787	6.96	151,692
Qualified XII (1.45)	8,189.009	6.95	56,914
Qualified XII (1.50)	12,195.009	6.94	84,633
Qualified XIII	857.565	7.04	6,037
Qualified XV	27,825.705	7.04	195,893
Qualified XVI	104,892.108	6.94	727,951
Qualified XVII	418.212	6.99	2,923
Qualified XVIII	12,198.256	7.03	85,754
Qualified XXV	68,909.826	7.08	487,882
Qualified XXVI	4,070.308	7.05	28,696
Qualified XXXII	2,481.295	6.99	17,344
Qualified XXXVIII	20,417.297	6.19	126,383
Qualified XLIII	3,566.494	6.17	22,005
Qualified LIII	22,201.800	7.15	158,743
Qualified LIV	101,749.734	7.11	723,441
Qualified LVI	56,094.524	7.19	403,320
Qualified LIX	7,208.029	7.13	51,393
	10,392,255.715		$ 73,160,475
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP12	21,129.313	$ 7.06	$ 149,173
ING MAP PLUS NP15	1,955.277	7.03	13,746
ING MAP PLUS NP16	48,740.887	7.02	342,161
ING MAP PLUS NP26	66.603	6.93	462
	71,892.080		$ 505,542
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	112.945	$ 6.56	$ 741
Qualified VI	151,929.963	6.56	996,661
Qualified X (1.15)	5,821.167	6.57	38,245
Qualified X (1.25)	33,497.720	6.56	219,745
Qualified XII (0.00)	2,031.474	6.62	13,448
Qualified XII (0.30)	3,318.903	6.61	21,938
Qualified XII (0.40)	8,683.961	6.60	57,314
Qualified XII (0.50)	95,443.362	6.60	629,926
Qualified XII (0.55)	6,014.232	6.60	39,694
Qualified XII (0.60)	4,452.514	6.59	29,342
Qualified XII (0.65)	1,169.501	6.59	7,707
Qualified XII (0.70)	3,312.039	6.59	21,826
Qualified XII (0.75)	20,524.634	6.59	135,257
Qualified XII (0.80)	11,712.887	6.45	75,548
Qualified XII (0.85)	20,381.383	6.58	134,110
Qualified XII (0.90)	1,616.324	6.58	10,635
Qualified XII (0.95)	57,857.884	6.58	380,705
Qualified XII (1.00)	82,531.233	6.58	543,056

250

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Institutional Class
(continued)
Qualified XII (1.05)	1,310.374	$ 6.57	$ 8,609
Qualified XII (1.10)	2,788.776	6.57	18,322
Qualified XII (1.15)	8,080.586	6.57	53,089
Qualified XII (1.20)	3,657.662	6.57	24,031
Qualified XII (1.25)	24,173.127	6.56	158,576
Qualified XII (1.30)	7.700	6.56	51
Qualified XII (1.40)	887.012	6.56	5,819
Qualified XII (1.45)	1,124.895	6.55	7,368
Qualified XV	4,153.769	6.58	27,332
Qualified XVI	1,517.815	6.55	9,942
Qualified XVIII	2,798.607	6.56	18,359
Qualified XXVI	660.394	6.58	4,345
Qualified XXVII	222,270.344	6.45	1,433,644
Qualified XXXII	333.534	6.56	2,188
Qualified XXXVIII	1,451.131	6.62	9,606
Qualified XLIII	19.761	6.60	130
Qualified LIII	5,385.800	6.60	35,546
Qualified LIV	950.974	6.58	6,257
Qualified LVI	3,947.115	6.61	26,090
Qualified LIX	1,340.095	6.60	8,845
	797,271.597		$ 5,214,047
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	3,989.485	$ 8.08	$ 32,235
ING MAP PLUS NP9	16,587.161	8.06	133,693
ING MAP PLUS NP10	22.839	8.05	184
ING MAP PLUS NP11	795.651	8.03	6,389
ING MAP PLUS NP12	2,971.524	8.02	23,832
ING MAP PLUS NP17	10,138.441	7.94	80,499
ING MAP PLUS NP19	924.252	7.91	7,311
ING MAP PLUS NP21	160.336	7.89	1,265
ING MAP PLUS NP23	511.340	7.86	4,019
Qualified XII (0.60)	406.442	8.03	3,264
Qualified XII (0.75)	64.290	7.99	514
Qualified XXXV	1,984.637	6.59	13,079
	38,556.398		$ 306,284
ING Marsico International Opportunities Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	11,444.026	$ 5.68	$ 65,002

251

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	227.058	$ 9.04	$ 2,053
ING MAP PLUS NP9	193.154	9.29	1,794
ING MAP PLUS NP11	1,811.337	9.26	16,773
ING MAP PLUS NP12	777.024	9.24	7,180
ING MAP PLUS NP17	5,260.844	9.16	48,189
ING MAP PLUS NP18	172.094	9.14	1,573
ING MAP PLUS NP25	833.618	9.02	7,519
Qualified VI	259,285.129	9.04	2,343,938
Qualified XII (0.00)	1,281.763	9.46	12,125
Qualified XII (0.10)	5.562	9.43	52
Qualified XII (0.30)	2,966.573	9.36	27,767
Qualified XII (0.40)	9,400.954	9.33	87,711
Qualified XII (0.50)	62,279.961	9.29	578,581
Qualified XII (0.55)	4,314.853	9.28	40,042
Qualified XII (0.60)	3,796.428	9.26	35,155
Qualified XII (0.65)	12,132.009	9.24	112,100
Qualified XII (0.70)	7,282.153	9.22	67,141
Qualified XII (0.75)	19,952.339	9.21	183,761
Qualified XII (0.80)	46,644.292	9.19	428,661
Qualified XII (0.85)	42,128.795	9.17	386,321
Qualified XII (0.90)	4,853.836	9.16	44,461
Qualified XII (0.95)	31,613.533	9.14	288,948
Qualified XII (1.00)	118,675.209	9.12	1,082,318
Qualified XII (1.05)	4,565.630	9.11	41,593
Qualified XII (1.10)	11,952.017	9.09	108,644
Qualified XII (1.15)	7,371.480	9.07	66,859
Qualified XII (1.20)	6,403.462	9.06	58,015
Qualified XII (1.25)	9,614.760	9.04	86,917
Qualified XII (1.40)	849.378	8.99	7,636
Qualified XII (1.45)	13.194	8.97	118
Qualified XV	1,160.159	9.14	10,604
Qualified XVI	4,651.185	8.96	41,675
Qualified XXI	6,715.798	9.19	61,718
Qualified XXV	236.844	9.21	2,181
Qualified XXVI	250.592	9.16	2,295
Qualified XXXVIII	5,294.303	4.95	26,207
Qualified XLIII	717.410	4.93	3,537
Qualified LIII	2,770.244	9.36	25,929
Qualified LIV	4,903.776	9.30	45,605
Qualified LVI	1,460.602	9.40	13,730
Qualified LIX	39.108	9.31	364
	704,858.460		$ 6,407,790

252

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	55,306.165	$ 8.99	$ 497,202

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	3,186,933.641	$ 8.57	$ 27,312,021
Qualified XXVIII	2,837,022.334	8.58	24,341,652
	6,023,955.975		$ 51,653,673
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	2,045.745	$ 9.87	$ 20,192
ING MAP PLUS NP1	104.153	10.11	1,053
ING MAP PLUS NP9	42,128.114	9.91	417,490
ING MAP PLUS NP11	223.762	9.86	2,206
ING MAP PLUS NP12	37,197.569	9.84	366,024
ING MAP PLUS NP14	2,448.198	9.79	23,968
ING MAP PLUS NP17	461.729	9.72	4,488
ING MAP PLUS NP20	20,831.365	9.65	201,023
ING MAP PLUS NP22	30.972	9.60	297
ING MAP PLUS NP24	27.394	9.55	262
ING MAP PLUS NP25	60.339	9.53	575
ING MAP PLUS NP30	2,357.782	9.42	22,210
Qualified V	74.201	10.86	806
Qualified VI	845,711.799	11.42	9,658,029
Qualified X (1.15)	11,644.996	9.76	113,655
Qualified X (1.25)	56,958.358	9.72	553,635
Qualified XII (0.00)	1,856.387	12.47	23,149
Qualified XII (0.25)	8,302.763	12.30	102,124
Qualified XII (0.30)	3,661.372	12.27	44,925
Qualified XII (0.40)	20,095.794	12.20	245,169
Qualified XII (0.50)	32,506.394	12.12	393,977
Qualified XII (0.55)	3,329.869	12.10	40,291
Qualified XII (0.60)	5,213.723	12.07	62,930
Qualified XII (0.65)	6,642.418	12.03	79,908
Qualified XII (0.70)	17,715.489	12.00	212,586
Qualified XII (0.75)	47,571.438	11.97	569,430
Qualified XII (0.80)	73,523.594	11.91	875,666
Qualified XII (0.85)	98,517.862	11.87	1,169,407
Qualified XII (0.90)	12,637.384	11.85	149,753
Qualified XII (0.95)	107,236.745	11.80	1,265,394
Qualified XII (1.00)	243,050.428	11.77	2,860,704
Qualified XII (1.05)	17,226.820	11.74	202,243
Qualified XII (1.10)	53,152.680	11.70	621,886
Qualified XII (1.15)	28,139.219	11.67	328,385
Qualified XII (1.20)	17,724.368	11.64	206,312
Qualified XII (1.25)	85,308.882	11.61	990,436
Qualified XII (1.30)	1,273.579	11.58	14,748

253

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Qualified XII (1.35)		427.601	$ 11.54	$ 4,935
Qualified XII (1.40)		5,991.448	11.51	68,962
Qualified XII (1.45)		1,904.713	11.48	21,866
Qualified XII (1.50)		597.016	11.45	6,836
Qualified XV		393.498	11.15	4,388
Qualified XVI		19,831.384	11.26	223,301
Qualified XVII		4,674.721	10.96	51,235
Qualified XXV		208.043	11.28	2,347
Qualified XXVI		409.420	11.18	4,577
Qualified XXXII		1,165.191	9.72	11,326
Qualified XXXVIII		3,589.203	7.63	27,386
Qualified XLIII		470.168	7.60	3,573
Qualified LIII		3,125.684	9.36	29,256
Qualified LIV		3,231.920	9.30	30,057
Qualified LVI		1,543.969	9.40	14,513
		1,954,557.663		$ 22,349,894
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62		1,626.432	$ 11.41	$ 18,558
Qualified V		287.836	11.34	3,264
Qualified VI		845,406.557	11.41	9,646,089
Qualified XII (0.00)		2,653.802	11.94	31,686
Qualified XII (0.10)		10.537	11.90	125
Qualified XII (0.25)		978.730	11.83	11,578
Qualified XII (0.30)		9,758.157	11.81	115,244
Qualified XII (0.40)		23,010.328	11.77	270,832
Qualified XII (0.50)		236,809.272	11.72	2,775,405
Qualified XII (0.55)		5,849.399	11.70	68,438
Qualified XII (0.60)		11,870.246	11.68	138,644
Qualified XII (0.65)		12,348.310	11.66	143,981
Qualified XII (0.70)		18,545.119	11.64	215,865
Qualified XII (0.75)		101,395.886	11.62	1,178,220
Qualified XII (0.80)		61,285.720	11.60	710,914
Qualified XII (0.85)		77,071.799	11.57	891,721
Qualified XII (0.90)		15,207.950	11.55	175,652
Qualified XII (0.95)		110,758.320	11.53	1,277,043
Qualified XII (1.00)		408,124.597	11.51	4,697,514
Qualified XII (1.05)		8,717.668	11.49	100,166
Qualified XII (1.10)		12,391.671	11.47	142,132
Qualified XII (1.15)		32,852.003	11.45	376,155
Qualified XII (1.20)		3,595.236	11.43	41,094
Qualified XII (1.25)		42,078.840	11.41	480,120
Qualified XII (1.30)		2,295.609	11.38	26,124
Qualified XII (1.35)		89.516	11.36	1,017
Qualified XII (1.40)		3,048.982	11.34	34,575
Qualified XII (1.45)		315.849	11.32	3,575
Qualified XII (1.50)		5.570	11.30	63

	254

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class (continued)
Qualified XIII	874.710	$ 11.53	$ 10,085
Qualified XV	4,027.191	11.53	46,434
Qualified XVI	18,959.533	11.30	214,243
Qualified XVII	1,270.394	11.41	14,495
Qualified XXI	21,966.407	11.60	254,810
Qualified XXV	9,651.905	11.62	112,155
Qualified XXVI	676.928	11.55	7,819
Qualified XXXVIII	8,933.139	6.31	56,368
Qualified XLIII	5,841.116	6.29	36,741
Qualified LIII	22,406.156	11.81	264,617
Qualified LIV	5,660.413	11.73	66,397
Qualified LVI	5,206.575	11.86	61,750
Qualified LIX	4,577.847	11.75	53,790
	2,158,442.255		$ 24,775,498
ING Oppenheimer Main Street Portfolio® - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP9	467.581	$ 6.85	$ 3,203
ING MAP PLUS NP10	866.288	6.84	5,925
ING MAP PLUS NP11	6,503.171	6.83	44,417
ING MAP PLUS NP12	5,230.025	6.82	35,669
ING MAP PLUS NP14	3,652.690	6.80	24,838
ING MAP PLUS NP15	12,530.091	6.79	85,079
ING MAP PLUS NP17	1,349.247	6.77	9,134
ING MAP PLUS NP22	1,200.165	6.73	8,077
ING MAP PLUS NP24	860.343	6.71	5,773
ING MAP PLUS NP25	282.966	6.70	1,896
ING MAP PLUS NP26	887.250	6.69	5,936
ING MAP PLUS NP29	876.182	6.66	5,835
ING MAP PLUS NP32	244.869	6.64	1,626
Qualified VI	68,250.925	7.77	530,310
Qualified XII (0.00)	88.267	8.14	718
Qualified XII (0.25)	297.422	8.06	2,397
Qualified XII (0.30)	185.979	8.05	1,497
Qualified XII (0.40)	4,379.213	8.02	35,121
Qualified XII (0.50)	4,472.607	7.99	35,736
Qualified XII (0.55)	1,251.780	7.97	9,977
Qualified XII (0.60)	3,530.503	7.96	28,103
Qualified XII (0.65)	1,395.365	7.94	11,079
Qualified XII (0.70)	770.216	7.93	6,108
Qualified XII (0.75)	3,602.360	7.91	28,495
Qualified XII (0.80)	2,123.013	7.90	16,772
Qualified XII (0.85)	5,724.904	7.88	45,112
Qualified XII (0.90)	728.436	7.87	5,733
Qualified XII (0.95)	8,157.258	7.86	64,116
Qualified XII (1.00)	22,581.449	7.84	177,039
Qualified XII (1.05)	1,898.061	7.83	14,862
Qualified XII (1.10)	1,266.146	7.81	9,889

255

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Main Street Portfolio® - Service
Class (continued)
Qualified XII (1.15)	509.728	$ 7.80	$ 3,976
Qualified XII (1.20)	1,581.193	7.78	12,302
Qualified XII (1.25)	2,492.295	7.77	19,365
Qualified XII (1.30)	157.129	7.75	1,218
Qualified XII (1.35)	13.682	7.74	106
Qualified XII (1.40)	560.091	7.73	4,330
Qualified XII (1.45)	108.014	7.71	833
Qualified XV	1,567.184	7.86	12,318
Qualified XVI	1,616.014	7.70	12,443
Qualified XXV	44.574	7.91	353
Qualified XXVI	20.150	7.87	159
Qualified LIII	1,726.955	8.04	13,885
Qualified LIV	20.060	7.99	160
Qualified LVI	15.073	8.08	122
	176,086.914		$ 1,342,042
ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	59,567.654	$ 8.30	$ 494,412
Qualified XXVIII	13,797.171	8.31	114,654
	73,364.825		$ 609,066
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,461.267	$ 8.77	$ 12,815
ING MAP PLUS NP9	1,135.378	8.39	9,526
ING MAP PLUS NP12	4,405.654	8.35	36,787
ING MAP PLUS NP13	1,715.219	8.34	14,305
ING MAP PLUS NP14	2,801.695	8.33	23,338
ING MAP PLUS NP15	7,270.379	8.32	60,490
ING MAP PLUS NP23	18.086	8.23	149
ING MAP PLUS NP25	171.116	8.21	1,405
Qualified VI	176,821.513	8.77	1,550,725
Qualified XII (0.00)	696.170	9.18	6,391
Qualified XII (0.30)	3,073.030	9.08	27,903
Qualified XII (0.40)	10,277.624	9.04	92,910
Qualified XII (0.50)	87,760.873	9.01	790,725
Qualified XII (0.55)	411.608	8.99	3,700
Qualified XII (0.60)	4,155.314	8.98	37,315
Qualified XII (0.65)	3,810.324	8.96	34,141
Qualified XII (0.70)	19,366.112	8.95	173,327
Qualified XII (0.75)	8,146.989	8.93	72,753
Qualified XII (0.80)	9,270.875	8.91	82,604
Qualified XII (0.85)	29,565.366	8.90	263,132
Qualified XII (0.90)	4,417.150	8.88	39,224
Qualified XII (0.95)	16,989.735	8.86	150,529
Qualified XII (1.00)	50,113.612	8.85	443,505
Qualified XII (1.05)	5,396.698	8.83	47,653
Qualified XII (1.10)	1,596.877	8.81	14,068

256

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
(continued)
Qualified XII (1.15)	2,705.302	$ 8.80	$ 23,807
Qualified XII (1.20)	2,612.090	8.78	22,934
Qualified XII (1.25)	11,335.789	8.77	99,415
Qualified XII (1.30)	48.621	8.75	425
Qualified XII (1.40)	1,585.405	8.72	13,825
Qualified XII (1.45)	753.716	8.70	6,557
Qualified XIII	102.049	8.86	904
Qualified XV	1,484.727	8.86	13,155
Qualified XVI	8,093.319	8.69	70,331
Qualified XXI	9,180.499	8.91	81,798
Qualified XXV	1,159.279	8.93	10,352
Qualified XXXVIII	5,710.342	7.69	43,913
Qualified XLIII	699.046	7.67	5,362
Qualified LIII	3,826.433	9.08	34,744
Qualified LIV	2,164.671	9.02	19,525
Qualified LVI	2,546.770	9.12	23,227
Qualified LIX	288.732	9.03	2,607
	505,145.454		$ 4,462,301
ING Pioneer Equity Income Portfolio - Institutional
Class
Currently payable annuity contracts:	321,813.591	$6.20 to $6.35	$ 2,036,638
Contracts in accumulation period:
ING Custom Choice 62	9,978.809	6.29	62,767
ING MAP PLUS NP1	118,829.164	6.48	770,013
ING MAP PLUS NP6	26,292.149	6.44	169,321
ING MAP PLUS NP8	83,273.864	6.42	534,618
ING MAP PLUS NP9	16,470.023	6.41	105,573
ING MAP PLUS NP10	920.584	6.40	5,892
ING MAP PLUS NP11	4,331.003	6.40	27,718
ING MAP PLUS NP13	7,453.020	6.38	47,550
ING MAP PLUS NP14	11,475.094	6.37	73,096
ING MAP PLUS NP15	10,918.984	6.36	69,445
ING MAP PLUS NP17	417.965	6.34	2,650
ING MAP PLUS NP19	22,975.423	6.33	145,434
ING MAP PLUS NP21	260.388	6.31	1,643
ING MAP PLUS NP22	523.986	6.30	3,301
ING MAP PLUS NP23	5,339.908	6.29	33,588
ING MAP PLUS NP24	4,581.936	6.29	28,820
ING MAP PLUS NP25	8,456.295	6.28	53,106
ING MAP PLUS NP26	8,488.598	6.27	53,224
ING MAP PLUS NP32	90.259	6.22	561
Qualified VI	3,716,467.126	6.29	23,376,578
Qualified VIII	4,886.750	6.29	30,738
Qualified X (1.15)	123,192.588	6.31	777,345
Qualified X (1.25)	208,364.798	6.29	1,310,615
Qualified XII (0.00)	5,502.675	6.50	35,767
Qualified XII (0.10)	141.106	6.49	916
Qualified XII (0.20)	522.090	6.47	3,378

257

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional
Class (continued)
Qualified XII (0.25)	6,475.241	$ 6.46	$ 41,830
Qualified XII (0.30)	605,801.859	6.45	3,907,422
Qualified XII (0.35)	1,937.171	6.44	12,475
Qualified XII (0.40)	220,247.589	6.43	1,416,192
Qualified XII (0.50)	1,238,564.699	6.42	7,951,585
Qualified XII (0.55)	181,409.320	6.41	1,162,834
Qualified XII (0.60)	78,541.275	6.40	502,664
Qualified XII (0.65)	95,174.867	6.39	608,167
Qualified XII (0.70)	169,127.828	6.38	1,079,036
Qualified XII (0.75)	864,613.479	6.37	5,507,588
Qualified XII (0.80)	862,180.854	6.36	5,483,470
Qualified XII (0.85)	626,384.788	6.36	3,983,807
Qualified XII (0.90)	100,143.643	6.35	635,912
Qualified XII (0.95)	640,956.811	6.34	4,063,666
Qualified XII (1.00)	2,802,649.491	6.33	17,740,771
Qualified XII (1.05)	84,222.290	6.32	532,285
Qualified XII (1.10)	117,145.398	6.31	739,187
Qualified XII (1.15)	206,884.865	6.31	1,305,444
Qualified XII (1.20)	12,131.165	6.30	76,426
Qualified XII (1.25)	156,353.073	6.29	983,461
Qualified XII (1.30)	7,697.288	6.28	48,339
Qualified XII (1.35)	311.622	6.27	1,954
Qualified XII (1.40)	15,530.973	6.26	97,224
Qualified XII (1.45)	3,583.773	6.25	22,399
Qualified XII (1.50)	1,155.882	6.25	7,224
Qualified XIII	186.860	6.34	1,185
Qualified XV	1,384.874	6.34	8,780
Qualified XVI	62,405.773	6.25	390,036
Qualified XVII	23,482.914	6.29	147,708
Qualified XVIII	27,245.771	6.33	172,466
Qualified XXI	60,248.918	6.36	383,183
Qualified XXV	27,390.246	6.37	174,476
Qualified XXVI	2,379.452	6.35	15,110
Qualified XXVII	3,054,174.384	6.33	19,332,924
Qualified XXXII	7,277.447	6.29	45,775
Qualified XXXIII (0.65)	156,726.942	6.39	1,001,485
Qualified XXXVIII	12,213.010	6.74	82,316
Qualified XLIII	5,391.798	6.72	36,233
Qualified LIII	11,187.328	6.44	72,046
Qualified LIV	264,070.787	6.40	1,690,053
Qualified LVI	21,763.852	6.47	140,812
Qualified LIX	225.536	6.42	1,448
	17,558,949.312		$ 111,367,693

258

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:		19,753.518	$ 8.11	$ 160,201
Contracts in accumulation period:
ING Custom Choice 62		997.218	7.26	7,240
ING MAP PLUS NP1		118,252.274	7.48	884,527
ING MAP PLUS NP8		18,203.306	7.41	134,887
ING MAP PLUS NP9		11,480.349	7.40	84,955
ING MAP PLUS NP10		301.800	7.39	2,230
ING MAP PLUS NP11		4,106.066	7.38	30,303
ING MAP PLUS NP12		13,361.551	7.37	98,475
ING MAP PLUS NP13		866.529	7.36	6,378
ING MAP PLUS NP14		5,373.263	7.35	39,493
ING MAP PLUS NP15		8,557.089	7.34	62,809
ING MAP PLUS NP17		1,063.742	7.32	7,787
ING MAP PLUS NP18		1,436.252	7.31	10,499
ING MAP PLUS NP23		533.216	7.26	3,871
ING MAP PLUS NP24		1,223.237	7.25	8,868
ING MAP PLUS NP25		1,964.312	7.24	14,222
ING MAP PLUS NP26		1,413.841	7.23	10,222
Qualified VI		294,259.021	7.26	2,136,320
Qualified VIII		439.124	7.26	3,188
Qualified X (1.15)		42,407.132	7.28	308,724
Qualified X (1.25)		53,096.460	7.26	385,480
Qualified XII (0.00)		2,955.577	7.51	22,196
Qualified XII (0.05)		186,936.226	7.51	1,403,891
Qualified XII (0.20)		2,259.867	7.47	16,881
Qualified XII (0.25)		358.786	7.46	2,677
Qualified XII (0.30)		39,837.305	7.45	296,788
Qualified XII (0.40)		8,760.816	7.43	65,093
Qualified XII (0.50)		119,890.323	7.41	888,387
Qualified XII (0.55)		18,669.155	7.40	138,152
Qualified XII (0.60)		2,345.831	7.39	17,336
Qualified XII (0.65)		208,049.469	7.38	1,535,405
Qualified XII (0.70)		8,355.476	7.37	61,580
Qualified XII (0.75)		27,694.254	7.36	203,830
Qualified XII (0.80)		41,664.210	7.35	306,232
Qualified XII (0.85)		50,525.330	7.34	370,856
Qualified XII (0.90)		5,149.067	7.33	37,743
Qualified XII (0.95)		63,777.109	7.32	466,848
Qualified XII (1.00)		83,533.940	7.31	610,633
Qualified XII (1.05)		8,997.918	7.30	65,685
Qualified XII (1.10)		5,592.926	7.29	40,772
Qualified XII (1.15)		34,878.065	7.28	253,912
Qualified XII (1.20)		4,298.036	7.27	31,247
Qualified XII (1.25)		14,630.025	7.26	106,214
Qualified XII (1.30)		22.535	7.25	163
Qualified XII (1.35)		114.247	7.24	827
Qualified XII (1.40)		1,740.001	7.23	12,580

	259

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
(continued)
Qualified XII (1.45)	326.629	$ 7.22	$ 2,358
Qualified XV	871.712	7.32	6,381
Qualified XVI	10,543.513	7.21	76,019
Qualified XVII	2,349.399	7.26	17,057
Qualified XVIII	2,275.568	7.31	16,634
Qualified XXI	2,070.239	7.35	15,216
Qualified XXV	1,182.370	7.36	8,702
Qualified XXVI	634.795	7.33	4,653
Qualified XXXII	1,336.828	7.26	9,705
Qualified XXXVIII	4,181.304	6.39	26,719
Qualified XLIII	263.662	6.37	1,680
Qualified LIII	228.440	7.44	1,700
Qualified LIV	8,479.371	7.39	62,663
Qualified LVI	3,298.372	7.47	24,639
	1,578,167.996		$ 11,630,733
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP13	65.482	$ 7.33	$ 480
ING MAP PLUS NP19	10.372	7.28	76
ING MAP PLUS NP25	661.698	7.22	4,777
Qualified XII (1.00)	14,211.698	7.26	103,177
	14,949.250		$ 108,510
ING Pioneer Mid Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	244.588	$ 7.14	$ 1,746

ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Currently payable annuity contracts:	66,690.080	$ 7.39	$ 492,840
Contracts in accumulation period:
ING Custom Choice 62	2,847.679	7.33	20,873
ING MAP PLUS NP1	13,061.648	7.55	98,615
ING MAP PLUS NP4	16,526.407	7.52	124,279
ING MAP PLUS NP9	8,281.705	7.47	61,864
ING MAP PLUS NP11	12,175.579	7.45	90,708
ING MAP PLUS NP12	5,817.602	7.44	43,283
ING MAP PLUS NP13	3,557.844	7.43	26,435
ING MAP PLUS NP14	16,994.915	7.42	126,102
ING MAP PLUS NP15	515.134	7.41	3,817
ING MAP PLUS NP16	22,740.678	7.40	168,281
ING MAP PLUS NP17	231.562	7.39	1,711
ING MAP PLUS NP18	333.058	7.38	2,458
ING MAP PLUS NP20	189.452	7.36	1,394
ING MAP PLUS NP21	606.103	7.35	4,455
ING MAP PLUS NP23	178.929	7.34	1,313
ING MAP PLUS NP25	591.510	7.32	4,330
ING MAP PLUS NP26	2,038.477	7.31	14,901
ING MAP PLUS NP28	448.512	7.29	3,270
ING MAP PLUS NP29	725.266	7.28	5,280

260

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional
Class (continued)
ING MAP PLUS NP30	1,809.006	$ 7.27	$ 13,151
Qualified V	300.633	7.30	2,195
Qualified VI	1,820,095.884	7.33	13,341,303
Qualified VIII	42.188	7.33	309
Qualified X (1.15)	67,590.073	7.35	496,787
Qualified X (1.25)	130,542.235	7.33	956,875
Qualified XII (0.00)	3,331.269	7.58	25,251
Qualified XII (0.05)	57,418.897	7.58	435,235
Qualified XII (0.10)	102.176	7.56	772
Qualified XII (0.20)	254.293	7.54	1,917
Qualified XII (0.25)	1,474.968	7.53	11,107
Qualified XII (0.30)	111,759.588	7.52	840,432
Qualified XII (0.40)	37,963.773	7.50	284,728
Qualified XII (0.50)	1,140,145.218	7.48	8,528,286
Qualified XII (0.55)	64,062.312	7.47	478,545
Qualified XII (0.60)	101,159.684	7.46	754,651
Qualified XII (0.65)	379,480.961	7.45	2,827,133
Qualified XII (0.70)	95,969.687	7.44	714,014
Qualified XII (0.75)	360,540.067	7.43	2,678,813
Qualified XII (0.80)	743,213.398	7.42	5,514,643
Qualified XII (0.85)	244,138.717	7.41	1,809,068
Qualified XII (0.90)	40,053.147	7.40	296,393
Qualified XII (0.95)	221,746.736	7.39	1,638,708
Qualified XII (1.00)	1,420,080.511	7.38	10,480,194
Qualified XII (1.05)	30,014.400	7.37	221,206
Qualified XII (1.10)	33,073.371	7.36	243,420
Qualified XII (1.15)	56,637.512	7.35	416,286
Qualified XII (1.20)	19,686.843	7.34	144,501
Qualified XII (1.25)	82,796.056	7.33	606,895
Qualified XII (1.30)	14,059.624	7.32	102,916
Qualified XII (1.35)	1,652.475	7.31	12,080
Qualified XII (1.40)	14,693.045	7.30	107,259
Qualified XII (1.45)	6,746.775	7.29	49,184
Qualified XIII	242.815	7.39	1,794
Qualified XV	4,259.180	7.39	31,475
Qualified XVI	48,710.401	7.28	354,612
Qualified XVII	1,717.308	7.33	12,588
Qualified XVIII	4,990.621	7.38	36,831
Qualified XXV	19,064.884	7.43	141,652
Qualified XXVI	15,923.009	7.40	117,830
Qualified XXVII	1,146,541.467	7.33	8,404,149
Qualified XXXII	1,398.577	7.33	10,252
Qualified XXXIII (0.65)	62,485.278	7.45	465,515
Qualified XXXVIII	11,005.734	6.39	70,327
Qualified XLIII	29.769	6.37	190
Qualified LIII	11,735.326	7.51	88,132
Qualified LIV	38,821.481	7.46	289,608
Qualified LVI	11,537.666	7.54	86,994
Qualified LIX	2,907.881	7.48	21,751
	8,858,559.059		$ 65,464,166

261

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	7,756.527	$ 7.52	$ 58,329
ING MAP PLUS NP6	138.842	7.47	1,037
ING MAP PLUS NP9	3,296.864	7.44	24,529
ING MAP PLUS NP11	1,989.881	7.42	14,765
ING MAP PLUS NP12	861.306	7.41	6,382
ING MAP PLUS NP13	615.015	7.40	4,551
ING MAP PLUS NP16	3,364.267	7.37	24,795
ING MAP PLUS NP18	1,923.257	7.35	14,136
ING MAP PLUS NP22	1,570.171	7.31	11,478
ING MAP PLUS NP23	2,444.429	7.30	17,844
ING MAP PLUS NP24	490.584	7.29	3,576
ING MAP PLUS NP25	1,073.782	7.28	7,817
ING MAP PLUS NP26	2,007.569	7.27	14,595
	27,532.494		$ 203,834
ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,579.229	$ 8.48	$ 13,392
Qualified XII (0.00)	26.731	8.84	236
Qualified XII (0.05)	257,341.817	8.82	2,269,755
Qualified XII (0.40)	912.684	8.68	7,922
Qualified XII (0.75)	1,572.665	8.54	13,431
Qualified XII (0.80)	7,253.636	8.52	61,801
Qualified XII (1.00)	677.078	8.44	5,715
	269,363.840		$ 2,372,252
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	73,733.868	$ 9.14	$ 673,928
ING MAP PLUS NP1	144,861.086	9.53	1,380,526
ING MAP PLUS NP8	31,840.306	9.41	299,617
ING MAP PLUS NP9	22,784.705	9.39	213,948
ING MAP PLUS NP10	457.064	9.37	4,283
ING MAP PLUS NP11	68,703.111	9.36	643,061
ING MAP PLUS NP12	23,685.191	9.34	221,220
ING MAP PLUS NP14	6,779.059	9.31	63,113
ING MAP PLUS NP15	30,306.351	9.29	281,546
ING MAP PLUS NP16	2,501.175	9.27	23,186
ING MAP PLUS NP17	85,127.716	9.25	787,431
ING MAP PLUS NP18	6,497.741	9.24	60,039
ING MAP PLUS NP19	39,035.759	9.22	359,910
ING MAP PLUS NP23	26,469.154	9.15	242,193
ING MAP PLUS NP24	4,494.633	9.14	41,081
ING MAP PLUS NP25	10,244.913	9.12	93,434
ING MAP PLUS NP26	10,807.595	9.10	98,349
ING MAP PLUS NP28	892.406	9.07	8,094
ING MAP PLUS NP29	281.219	9.05	2,545
ING MAP PLUS NP30	1,771.194	9.04	16,012

262

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
Qualified V	3,475.689	$ 9.08	$ 31,559
Qualified VI	5,143,535.168	9.14	47,011,911
Qualified VIII	2,594.048	9.13	23,684
Qualified XII (0.00)	6,953.342	9.57	66,543
Qualified XII (0.10)	83.255	9.53	793
Qualified XII (0.25)	8,134.905	9.48	77,119
Qualified XII (0.30)	167,504.903	9.46	1,584,596
Qualified XII (0.35)	4,535.396	9.44	42,814
Qualified XII (0.40)	80,884.594	9.43	762,742
Qualified XII (0.50)	3,156,635.678	9.39	29,640,809
Qualified XII (0.55)	246,391.090	9.37	2,308,685
Qualified XII (0.60)	106,898.641	9.36	1,000,571
Qualified XII (0.65)	43,203.974	9.34	403,525
Qualified XII (0.70)	79,770.611	9.32	743,462
Qualified XII (0.75)	1,635,361.508	9.30	15,208,862
Qualified XII (0.80)	314,347.672	9.29	2,920,290
Qualified XII (0.85)	600,670.529	9.27	5,568,216
Qualified XII (0.90)	101,481.025	9.25	938,699
Qualified XII (0.95)	478,584.496	9.24	4,422,121
Qualified XII (1.00)	3,247,291.553	9.22	29,940,028
Qualified XII (1.05)	93,763.857	9.20	862,627
Qualified XII (1.10)	68,191.630	9.19	626,681
Qualified XII (1.15)	117,936.866	9.17	1,081,481
Qualified XII (1.20)	15,303.859	9.15	140,030
Qualified XII (1.25)	373,017.071	9.14	3,409,376
Qualified XII (1.30)	2,670.122	9.12	24,352
Qualified XII (1.35)	334.943	9.10	3,048
Qualified XII (1.40)	10,794.609	9.08	98,015
Qualified XII (1.45)	5,791.026	9.07	52,525
Qualified XII (1.50)	994.978	9.05	9,005
Qualified XIII	455.186	9.24	4,206
Qualified XV	10,316.399	9.24	95,324
Qualified XVI	91,305.453	9.05	826,314
Qualified XVII	13,658.867	9.14	124,842
Qualified XXI	32,285.087	9.29	299,928
Qualified XXV	95,900.694	9.30	891,876
Qualified XXVI	2,000.650	9.25	18,506
Qualified XXXVIII	17,769.021	7.14	126,871
Qualified XLIII	444.152	7.12	3,162
Qualified LIII	20,132.261	9.46	190,451
Qualified LIV	158,863.595	9.40	1,493,318
Qualified LVI	29,031.664	9.50	275,801
	17,180,574.313		$ 158,868,284
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	116,220.582	$ 7.90	$ 918,143

263

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	4,171.879	$ 8.95	$ 37,338
ING MAP PLUS NP1	4,383.850	9.21	40,375
ING MAP PLUS NP6	26,818.552	9.10	244,049
ING MAP PLUS NP9	24,262.850	9.03	219,094
ING MAP PLUS NP10	4,201.339	9.01	37,854
ING MAP PLUS NP11	10,674.819	8.99	95,967
ING MAP PLUS NP12	3,491.565	8.96	31,284
ING MAP PLUS NP13	7,149.199	8.94	63,914
ING MAP PLUS NP14	10,528.925	8.92	93,918
ING MAP PLUS NP15	8,586.864	8.90	76,423
ING MAP PLUS NP16	62.293	8.88	553
ING MAP PLUS NP17	3,699.965	8.86	32,782
ING MAP PLUS NP18	437.690	8.83	3,865
ING MAP PLUS NP19	558.742	8.81	4,923
ING MAP PLUS NP21	17,182.657	8.77	150,692
ING MAP PLUS NP22	1,001.134	8.75	8,760
ING MAP PLUS NP23	1,425.192	8.73	12,442
ING MAP PLUS NP24	1,173.745	8.70	10,212
ING MAP PLUS NP25	107.744	8.68	935
ING MAP PLUS NP26	1,499.547	8.66	12,986
ING MAP PLUS NP28	7,768.553	8.62	66,965
ING MAP PLUS NP30	1,142.530	8.58	9,803
ING MAP PLUS NP32	89.018	8.54	760
Qualified VI	861,176.476	11.46	9,869,082
Qualified X (1.15)	15,632.770	8.88	138,819
Qualified X (1.25)	61,258.840	8.85	542,141
Qualified XII (0.00)	7,322.649	12.30	90,069
Qualified XII (0.05)	149,177.484	12.22	1,822,949
Qualified XII (0.25)	1.437	12.13	17
Qualified XII (0.30)	25,956.178	12.10	314,070
Qualified XII (0.40)	20,902.656	12.03	251,459
Qualified XII (0.50)	211,117.941	11.95	2,522,859
Qualified XII (0.55)	13,397.987	11.93	159,838
Qualified XII (0.60)	13,977.887	11.90	166,337
Qualified XII (0.65)	11,778.703	11.87	139,813
Qualified XII (0.70)	29,593.728	11.83	350,094
Qualified XII (0.75)	39,616.392	11.80	467,473
Qualified XII (0.80)	57,425.220	11.75	674,746
Qualified XII (0.85)	59,740.176	11.70	698,960
Qualified XII (0.90)	17,037.040	11.68	198,993
Qualified XII (0.95)	4,028,893.450	11.64	46,896,320
Qualified XII (1.00)	311,881.357	11.60	3,617,824
Qualified XII (1.05)	11,747.157	11.57	135,915
Qualified XII (1.10)	44,337.564	11.54	511,655
Qualified XII (1.15)	35,273.841	11.51	406,002
Qualified XII (1.20)	12,810.812	11.48	147,068

264

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Qualified XII (1.25)	59,042.932	$ 11.45	$ 676,042
Qualified XII (1.30)	41.006	11.42	468
Qualified XII (1.35)	425.496	11.38	4,842
Qualified XII (1.40)	4,909.680	11.35	55,725
Qualified XII (1.45)	88.901	11.32	1,006
Qualified XII (1.50)	516.854	11.29	5,835
Qualified XIII	953.957	10.96	10,455
Qualified XV	4,538.082	10.96	49,737
Qualified XVI	17,137.675	11.30	193,656
Qualified XVII	1,071.903	10.78	11,555
Qualified XVIII	3,052.673	8.94	27,291
Qualified XXI	158,900.498	11.06	1,757,440
Qualified XXV	1,345.789	11.09	14,925
Qualified XXVI	1,400.383	10.99	15,390
Qualified XXXVIII	16,188.733	6.25	101,180
Qualified XLIII	3,806.438	6.23	23,714
Qualified LIII	5,487.783	8.36	45,878
Qualified LIV	11,926.548	8.31	99,110
Qualified LVI	4,007.665	8.40	33,664
Qualified LIX	146.679	11.35	1,665
	6,475,466.072		$ 74,507,975
ING Templeton Global Growth Portfolio - Institutional
Class
Contracts in accumulation period:
ING MAP PLUS NP9	1,866.659	$ 10.17	$ 18,984
ING MAP PLUS NP11	2,324.408	10.14	23,570
ING MAP PLUS NP14	1,748.247	10.10	17,657
ING MAP PLUS NP16	22,721.749	10.08	229,035
ING MAP PLUS NP17	3,110.129	10.06	31,288
ING MAP PLUS NP18	24.012	10.05	241
ING MAP PLUS NP19	1,186.819	10.04	11,916
ING MAP PLUS NP20	27,025.058	10.02	270,791
ING MAP PLUS NP21	2,830.713	10.01	28,335
ING MAP PLUS NP23	6,783.906	9.98	67,703
ING MAP PLUS NP25	1,722.616	9.96	17,157
ING MAP PLUS NP26	4,045.957	9.94	40,217
ING MAP PLUS NP28	30.878	9.92	306
ING MAP PLUS NP32	7.357	9.86	73
Qualified XII (1.00)	1,685.930	10.04	16,927
	77,114.438		$ 774,200

265

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP21	36.118	$ 6.71	$ 242
ING MAP PLUS NP26	8.949	6.66	60
ING MAP PLUS NP29	193.541	6.64	1,285
Qualified VI	136,159.908	6.66	906,825
Qualified VIII	1,072.336	6.66	7,142
Qualified XII (0.00)	85.025	6.89	586
Qualified XII (0.30)	398.214	6.83	2,720
Qualified XII (0.40)	1,757.956	6.82	11,989
Qualified XII (0.50)	2,819.497	6.80	19,173
Qualified XII (0.55)	368.826	6.79	2,504
Qualified XII (0.60)	400.774	6.78	2,717
Qualified XII (0.65)	2,178.470	6.77	14,748
Qualified XII (0.70)	1,998.049	6.76	13,507
Qualified XII (0.75)	23,634.434	6.75	159,532
Qualified XII (0.80)	3,568.374	6.74	24,051
Qualified XII (0.85)	36,304.942	6.73	244,332
Qualified XII (0.90)	1,984.079	6.72	13,333
Qualified XII (0.95)	35,988.042	6.72	241,840
Qualified XII (1.00)	38,955.110	6.71	261,389
Qualified XII (1.05)	3,165.199	6.70	21,207
Qualified XII (1.10)	1,855.462	6.69	12,413
Qualified XII (1.15)	635.654	6.68	4,246
Qualified XII (1.20)	2,012.294	6.67	13,422
Qualified XII (1.25)	7,233.239	6.66	48,173
Qualified XII (1.35)	30.137	6.64	200
Qualified XII (1.40)	1,889.685	6.64	12,548
Qualified XV	13.415	6.72	90
Qualified XVI	1,767.773	6.62	11,703
Qualified XXI	3,375.441	6.74	22,750
Qualified XXV	2,135.870	6.75	14,417
Qualified XXVI	15.756	6.72	106
Qualified XXXVIII	828.140	5.92	4,903
Qualified XLIII	47.541	5.90	280
Qualified LIII	256.452	6.82	1,749
Qualified LIV	1,760.482	6.78	11,936
Qualified LVI	284.130	6.85	1,946
	315,219.314		$ 2,110,064

266

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Capital Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	497.000	$ 5.37	$ 2,669
Contracts in accumulation period:
Qualified VI	18,975.492	5.51	104,555
Qualified X (1.15)	3,881.759	5.51	21,388
Qualified X (1.25)	5,388.541	5.51	29,691
Qualified XII (0.00)	33.802	5.56	188
Qualified XII (0.40)	159.795	5.55	887
Qualified XII (0.50)	986.834	5.54	5,467
Qualified XII (0.55)	15.895	5.54	88
Qualified XII (0.60)	127.780	5.54	708
Qualified XII (0.65)	16.222	5.54	90
Qualified XII (0.70)	698.072	5.53	3,860
Qualified XII (0.75)	11.108	5.53	61
Qualified XII (0.80)	578.347	5.53	3,198
Qualified XII (0.85)	2,435.071	5.53	13,466
Qualified XII (0.90)	37.830	5.53	209
Qualified XII (0.95)	1,315.489	5.52	7,262
Qualified XII (1.00)	3,657.759	5.52	20,191
Qualified XII (1.05)	449.728	5.52	2,483
Qualified XII (1.10)	90.344	5.52	499
Qualified XII (1.15)	22.085	5.51	122
Qualified XII (1.20)	865.956	5.51	4,771
Qualified XII (1.25)	231.902	5.51	1,278
Qualified XII (1.30)	0.726	5.51	4
Qualified XII (1.35)	16.800	5.51	93
Qualified XII (1.45)	44.238	5.50	243
Qualified XVI	556.229	5.50	3,059
Qualified XXI	3.611	5.53	20
Qualified XXV	89.720	5.53	496
Qualified XXVII	14,707.752	5.36	78,834
Qualified XXXII	835.198	5.51	4,602
Qualified XXXVIII	2,337.482	5.56	12,996
Qualified LIV	7,013.083	5.53	38,782
	66,081.650		$ 362,260
ING Van Kampen Capital Growth Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP28	30.115	$ 5.49	$ 165
Qualified XII (0.00)	121.284	6.98	847
Qualified XII (0.50)	20,846.454	6.89	143,632
	20,997.853		$ 144,644

267

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	2,979.117	$ 8.58	$ 25,561
Qualified VI	465,666.470	8.58	3,995,418
Qualified XII (0.00)	3,215.873	8.98	28,879
Qualified XII (0.25)	320.517	8.90	2,853
Qualified XII (0.30)	8,131.377	8.88	72,207
Qualified XII (0.40)	5,168.773	8.85	45,744
Qualified XII (0.50)	327,917.034	8.82	2,892,228
Qualified XII (0.55)	6,060.455	8.80	53,332
Qualified XII (0.60)	10,437.960	8.79	91,750
Qualified XII (0.65)	26,601.852	8.77	233,298
Qualified XII (0.70)	18,098.821	8.75	158,365
Qualified XII (0.75)	69,650.791	8.74	608,748
Qualified XII (0.80)	16,493.180	8.72	143,821
Qualified XII (0.85)	41,381.788	8.71	360,435
Qualified XII (0.90)	8,324.075	8.69	72,336
Qualified XII (0.95)	60,708.858	8.67	526,346
Qualified XII (1.00)	314,224.665	8.66	2,721,186
Qualified XII (1.05)	8,015.433	8.64	69,253
Qualified XII (1.10)	4,788.078	8.63	41,321
Qualified XII (1.15)	20,660.672	8.61	177,888
Qualified XII (1.20)	2,463.392	8.59	21,161
Qualified XII (1.25)	22,145.367	8.58	190,007
Qualified XII (1.30)	155.801	8.56	1,334
Qualified XII (1.35)	218.600	8.55	1,869
Qualified XII (1.40)	2,258.667	8.53	19,266
Qualified XII (1.50)	4.029	8.50	34
Qualified XIII	105.525	8.67	915
Qualified XV	578.954	8.67	5,020
Qualified XVI	13,808.711	8.50	117,374
Qualified XXI	6,334.671	8.72	55,238
Qualified XXV	8,527.569	8.74	74,531
Qualified XXVI	759.649	8.69	6,601
Qualified XXXVIII	6,919.097	6.59	45,597
Qualified XLIII	3,800.052	6.57	24,966
Qualified LIII	2,064.404	8.88	18,332
Qualified LIV	20,662.851	8.82	182,246
Qualified LVI	2,678.139	8.92	23,889
Qualified LIX	221.968	8.84	1,962
	1,512,553.235		$ 13,111,311
ING Van Kampen Real Estate Portfolio - Institutional
Class
Currently payable annuity contracts:	117,467.157	$ 6.16	$ 723,598

268

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Van Kampen Real Estate Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62		5,273.166	$ 6.07	$ 32,008
ING MAP PLUS NP1		81,725.679	6.27	512,420
ING MAP PLUS NP4		1,278.285	6.24	7,977
ING MAP PLUS NP8		13,197.179	6.21	81,954
ING MAP PLUS NP9		5,668.711	6.20	35,146
ING MAP PLUS NP11		6,277.675	6.18	38,796
ING MAP PLUS NP12		2,132.003	6.17	13,154
ING MAP PLUS NP13		6,756.010	6.17	41,685
ING MAP PLUS NP14		20,825.614	6.16	128,286
ING MAP PLUS NP15		6,695.834	6.15	41,179
ING MAP PLUS NP16		21.244	6.14	130
ING MAP PLUS NP17		81.639	6.13	500
ING MAP PLUS NP18		1,624.240	6.12	9,940
ING MAP PLUS NP19		1,174.874	6.12	7,190
ING MAP PLUS NP20		2,177.245	6.11	13,303
ING MAP PLUS NP23		2,207.285	6.08	13,420
ING MAP PLUS NP24		713.168	6.08	4,336
ING MAP PLUS NP26		9,845.210	6.06	59,662
ING MAP PLUS NP28		70.134	6.04	424
Qualified V		730.341	6.04	4,411
Qualified VI		607,737.142	6.07	3,688,964
Qualified XII (0.00)		3,411.356	6.27	21,389
Qualified XII (0.25)		309.045	6.23	1,925
Qualified XII (0.30)		8,763.748	6.22	54,511
Qualified XII (0.40)		32,634.464	6.21	202,660
Qualified XII (0.50)		808,288.370	6.19	5,003,305
Qualified XII (0.55)		15,437.176	6.18	95,402
Qualified XII (0.60)		5,647.507	6.17	34,845
Qualified XII (0.65)		17,157.698	6.16	105,691
Qualified XII (0.70)		16,289.630	6.16	100,344
Qualified XII (0.75)		94,090.120	6.15	578,654
Qualified XII (0.80)		79,392.117	6.14	487,468
Qualified XII (0.85)		131,923.458	6.13	808,691
Qualified XII (0.90)		9,895.632	6.12	60,561
Qualified XII (0.95)		87,635.364	6.12	536,328
Qualified XII (1.00)		554,232.301	6.11	3,386,359
Qualified XII (1.05)		14,403.975	6.10	87,864
Qualified XII (1.10)		14,365.544	6.09	87,486
Qualified XII (1.15)		23,845.334	6.08	144,980
Qualified XII (1.20)		1,940.629	6.07	11,780
Qualified XII (1.25)		36,902.278	6.07	223,997
Qualified XII (1.30)		3,120.515	6.06	18,910
Qualified XII (1.40)		1,382.316	6.04	8,349
Qualified XII (1.45)		18.312	6.03	110
Qualified XII (1.50)		67.572	6.03	407
Qualified XV		3,810.954	6.12	23,323

	269

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Real Estate Portfolio - Service
Class (continued)
Qualified XVI	13,168.308	$ 6.03	$ 79,405
Qualified XVII	13.901	6.07	84
Qualified XXI	8,929.428	6.14	54,827
Qualified XXV	13,969.010	6.15	85,909
Qualified XXVI	2,360.154	6.12	14,444
Qualified XXXVIII	12,491.697	5.35	66,831
Qualified XLIII	452.298	5.33	2,411
Qualified LIII	13,969.573	6.21	86,751
Qualified LIV	6,625.216	6.17	40,878
Qualified LVI	5,650.189	6.24	35,257
Qualified LIX	295.701	6.19	1,830
	2,819,103.568		$ 17,288,851
ING VP Index Plus International Equity Portfolio -
Institutional Class
Currently payable annuity contracts:	104,337.094	$5.22 to $5.25	$ 547,557
Contracts in accumulation period:
ING Custom Choice 62	309.619	6.01	1,861
Qualified VI	516,586.394	6.01	3,104,684
Qualified VIII	16.547	6.00	99
Qualified X (1.15)	21,210.324	5.31	112,627
Qualified X (1.25)	104,328.544	5.31	553,985
Qualified XII (0.00)	176.250	6.11	1,077
Qualified XII (0.05)	16,567.809	6.11	101,229
Qualified XII (0.20)	894.450	6.09	5,447
Qualified XII (0.25)	546.289	6.09	3,327
Qualified XII (0.30)	35,921.247	6.08	218,401
Qualified XII (0.35)	264.433	6.08	1,608
Qualified XII (0.40)	8,248.516	6.08	50,151
Qualified XII (0.50)	66,049.427	6.07	400,920
Qualified XII (0.55)	5,621.863	6.06	34,068
Qualified XII (0.60)	10,347.315	6.06	62,705
Qualified XII (0.65)	16,958.112	6.06	102,766
Qualified XII (0.70)	14,813.476	6.05	89,622
Qualified XII (0.75)	99,286.689	6.05	600,684
Qualified XII (0.80)	79,193.826	6.04	478,331
Qualified XII (0.85)	85,620.283	6.04	517,147
Qualified XII (0.90)	9,823.595	6.03	59,236
Qualified XII (0.95)	109,318.488	6.03	659,190
Qualified XII (1.00)	196,247.788	6.03	1,183,374
Qualified XII (1.05)	7,960.505	6.02	47,922
Qualified XII (1.10)	18,605.309	6.02	112,004
Qualified XII (1.15)	29,755.903	6.01	178,833
Qualified XII (1.20)	1,429.637	6.01	8,592
Qualified XII (1.25)	21,973.521	6.01	132,061
Qualified XII (1.35)	47.480	6.00	285
Qualified XII (1.40)	5,840.237	5.99	34,983
Qualified XII (1.45)	446.943	5.99	2,677
Qualified XII (1.50)	37.977	5.98	227

270

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Institutional Class (continued)
Qualified XV	5,780.993	$ 6.03	$ 34,859
Qualified XVI	12,165.724	5.98	72,751
Qualified XVIII	7,384.774	5.31	39,213
Qualified XXI	10,240.157	6.04	61,851
Qualified XXV	483.959	6.06	2,933
Qualified XXVI	74.720	6.04	451
Qualified XXVII	296,630.184	5.28	1,566,207
Qualified XXXII	864.987	5.31	4,593
Qualified XXXVI	3,334.234	6.06	20,205
Qualified XXXVIII	2,225.763	5.40	12,019
Qualified LIII	12,882.229	6.07	78,195
Qualified LIV	5,893.137	6.04	35,595
Qualified LVI	5,024.094	6.09	30,597
Qualified LIX	670.639	5.96	3,997
	1,952,441.484		$ 11,371,146
ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
ING MAP PLUS NP28	168.389	$ 6.42	$ 1,081
Qualified VI	188,659.672	6.44	1,214,968
Qualified X (1.15)	9,429.492	6.46	60,915
Qualified X (1.25)	22,105.492	6.44	142,359
Qualified XII (0.00)	4,214.083	6.66	28,066
Qualified XII (0.10)	8.255	6.64	55
Qualified XII (0.25)	791.542	6.61	5,232
Qualified XII (0.30)	108.036	6.61	714
Qualified XII (0.40)	4,424.927	6.59	29,160
Qualified XII (0.50)	3,160.056	6.57	20,762
Qualified XII (0.55)	340.273	6.56	2,232
Qualified XII (0.65)	13,716.856	6.54	89,708
Qualified XII (0.70)	377.720	6.54	2,470
Qualified XII (0.75)	12,017.905	6.53	78,477
Qualified XII (0.80)	9,132.801	6.52	59,546
Qualified XII (0.85)	16,087.762	6.51	104,731
Qualified XII (0.90)	2,050.731	6.50	13,330
Qualified XII (0.95)	31,590.880	6.49	205,025
Qualified XII (1.00)	75,211.042	6.48	487,368
Qualified XII (1.05)	1,925.623	6.47	12,459
Qualified XII (1.10)	5,372.110	6.47	34,758
Qualified XII (1.15)	8,522.474	6.46	55,055
Qualified XII (1.20)	1,350.231	6.45	8,709
Qualified XII (1.25)	3,306.189	6.44	21,292
Qualified XII (1.35)	111.755	6.42	717
Qualified XII (1.40)	1,678.895	6.41	10,762
Qualified XVI	7,579.902	6.40	48,511
Qualified XVIII	10,570.117	6.48	68,494
Qualified XXI	3,633.810	6.52	23,692
Qualified XXV	2,859.870	6.53	18,675

271

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Service Class (continued)
Qualified XXVII	15.812	$ 6.61	$ 105
Qualified XXXII	527.978	6.44	3,400
Qualified XXXV	1,905.231	6.07	11,565
Qualified XLIII	446.222	5.37	2,396
Qualified LIII	4,868.903	6.60	32,135
Qualified LIV	1,464.408	6.55	9,592
Qualified LVI	3,260.583	6.62	21,585
Qualified LIX	509.341	6.57	3,346
	453,505.368		$ 2,933,447
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
ING MAP PLUS NP26	940.730	$ 6.63	$ 6,237
Qualified VI	26,420.399	6.64	175,431
Qualified XII (0.00)	6,810.073	6.86	46,717
Qualified XII (0.30)	27.070	6.81	184
Qualified XII (0.40)	504.882	6.79	3,428
Qualified XII (0.50)	16,805.174	6.77	113,771
Qualified XII (0.55)	4,152.706	6.76	28,072
Qualified XII (0.65)	10,605.536	6.75	71,587
Qualified XII (0.75)	2,048.838	6.73	13,789
Qualified XII (0.80)	2,145.801	6.72	14,420
Qualified XII (0.85)	1,067.086	6.71	7,160
Qualified XII (0.90)	1,947.664	6.70	13,049
Qualified XII (0.95)	3,548.549	6.69	23,740
Qualified XII (1.00)	8,812.022	6.68	58,864
Qualified XII (1.05)	46.135	6.67	308
Qualified XII (1.10)	45.942	6.67	306
Qualified XII (1.15)	1,989.221	6.66	13,248
Qualified XII (1.20)	105.053	6.65	699
Qualified XII (1.25)	1,842.818	6.64	12,236
Qualified XII (1.40)	633.175	6.61	4,185
Qualified XII (1.45)	10.664	6.60	70
Qualified XVI	218.668	6.59	1,441
Qualified XXV	210.070	6.73	1,414
Qualified XXVII	49,157.511	6.62	325,423
Qualified XLIII	21.051	6.44	136
Qualified LIII	1,669.446	6.80	11,352
	141,786.284		$ 947,267
ING International Growth Opportunities Fund -
Class Q
Contracts in accumulation period:
ING MAP PLUS NP22	879.735	$ 7.92	$ 6,968
ING MAP PLUS NP29	14.906	7.78	116
	894.641		$ 7,084

272

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International SmallCap Multi-Manager Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP1	53,892.871	$ 9.84	$ 530,306
ING MAP PLUS NP8	13,875.613	9.67	134,177
ING MAP PLUS NP9	3,510.049	9.65	33,872
ING MAP PLUS NP11	7,239.049	9.60	69,495
ING MAP PLUS NP13	4.903	9.55	47
ING MAP PLUS NP14	1,981.060	9.53	18,880
ING MAP PLUS NP15	4,520.709	9.51	42,992
ING MAP PLUS NP16	8,317.623	9.48	78,851
ING MAP PLUS NP17	29.746	9.46	281
ING MAP PLUS NP18	1,425.197	9.44	13,454
ING MAP PLUS NP19	3,472.302	9.41	32,674
ING MAP PLUS NP20	28,634.887	9.39	268,882
ING MAP PLUS NP23	1,055.997	9.32	9,842
ING MAP PLUS NP24	672.668	9.30	6,256
ING MAP PLUS NP26	658.741	9.25	6,093
ING MAP PLUS NP29	650.532	9.19	5,978
ING MAP PLUS NP30	27.902	9.16	256
ING MAP PLUS NP35	970.535	9.05	8,783
	130,940.384		$ 1,261,119
ING American Century Large Company Value
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	10,645.977	$ 7.36	$ 78,354

ING American Century Large Company Value
Portfolio - Service Class
Currently payable annuity contracts:	6,707.613	$ 8.21	$ 55,070
Contracts in accumulation period:
ING Custom Choice 62	929.494	7.93	7,371
Qualified VI	96,719.332	9.81	948,817
Qualified X (1.15)	18,398.562	7.87	144,797
Qualified X (1.25)	31,865.975	7.62	242,819
Qualified XII (0.25)	30.838	10.54	325
Qualified XII (0.30)	527.048	10.50	5,534
Qualified XII (0.40)	9,406.735	10.43	98,112
Qualified XII (0.50)	3,000.018	10.35	31,050
Qualified XII (0.55)	654.813	10.32	6,758
Qualified XII (0.60)	103.192	10.28	1,061
Qualified XII (0.65)	6,885.127	10.24	70,504
Qualified XII (0.70)	1,987.577	10.21	20,293
Qualified XII (0.75)	3,897.094	10.17	39,633
Qualified XII (0.80)	5,107.702	10.14	51,792
Qualified XII (0.85)	14,394.428	10.10	145,384
Qualified XII (0.90)	913.538	10.06	9,190
Qualified XII (0.95)	15,043.328	10.03	150,885
Qualified XII (1.00)	50,569.262	9.99	505,187
Qualified XII (1.05)	904.550	9.96	9,009
Qualified XII (1.10)	3,800.294	9.92	37,699

273

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING American Century Large Company Value
Portfolio - Service Class (continued)
Qualified XII (1.15)		619.080	$ 9.88	$ 6,117
Qualified XII (1.20)		387.902	9.85	3,821
Qualified XII (1.25)		8,922.370	9.81	87,528
Qualified XII (1.30)		367.718	9.78	3,596
Qualified XII (1.35)		422.612	9.74	4,116
Qualified XII (1.40)		1,026.846	9.71	9,971
Qualified XIII		36.326	10.03	364
Qualified XV		892.547	10.03	8,952
Qualified XVI		2,158.726	9.64	20,810
Qualified XXV		684.031	10.17	6,957
Qualified XXVI		1,370.194	10.06	13,784
Qualified XXXVIII		138.217	6.05	836
Qualified XLIII		299.788	6.03	1,808
Qualified LIII		4,690.845	7.75	36,354
Qualified LIV		2,128.508	7.70	16,390
Qualified LVI		1,893.670	7.79	14,752
		297,885.900		$ 2,817,446
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV		4,657.036	$ 8.28	$ 38,560

ING American Century Small-Mid Cap Value
Portfolio - Service Class
Currently payable annuity contracts:		20,897.102	$ 10.64	$ 222,345
Contracts in accumulation period:
ING Custom Choice 62		570.841	9.95	5,680
ING MAP PLUS NP10		4,515.965	10.23	46,198
ING MAP PLUS NP11		4,146.402	10.21	42,335
ING MAP PLUS NP15		7,526.132	10.11	76,089
ING MAP PLUS NP16		31.472	10.08	317
ING MAP PLUS NP19		671.100	10.01	6,718
ING MAP PLUS NP21		7,244.716	9.96	72,157
ING MAP PLUS NP22		364.576	9.94	3,624
ING MAP PLUS NP26		530.482	9.84	5,220
ING MAP PLUS NP28		267.559	9.79	2,619
Qualified V		107.753	10.83	1,167
Qualified VI		234,492.737	10.94	2,565,351
Qualified X (1.15)		18,367.288	11.02	202,408
Qualified X (1.25)		20,233.828	10.94	221,358
Qualified XII (0.00)		296.519	11.90	3,529
Qualified XII (0.05)		39,840.049	11.75	468,121
Qualified XII (0.10)		16.136	11.82	191
Qualified XII (0.25)		814.507	11.70	9,530
Qualified XII (0.30)		10,524.938	11.66	122,721
Qualified XII (0.35)		11.355	11.62	132
Qualified XII (0.40)		10,979.477	11.58	127,142
Qualified XII (0.50)		27,666.099	11.51	318,437
Qualified XII (0.55)		1,742.173	11.47	19,983

	274

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value
Portfolio - Service Class (continued)
Qualified XII (0.60)		13,719.996	$ 11.43	$ 156,820
Qualified XII (0.65)		13,474.229	11.39	153,471
Qualified XII (0.70)		14,960.016	11.35	169,796
Qualified XII (0.75)		32,018.744	11.32	362,452
Qualified XII (0.80)		4,843.192	11.28	54,631
Qualified XII (0.85)		25,079.617	11.24	281,895
Qualified XII (0.90)		1,457.982	11.20	16,329
Qualified XII (0.95)		1,194,533.884	11.17	13,342,943
Qualified XII (1.00)		186,081.181	11.13	2,071,084
Qualified XII (1.05)		4,519.133	11.09	50,117
Qualified XII (1.10)		7,798.831	11.05	86,177
Qualified XII (1.15)		5,152.750	11.02	56,783
Qualified XII (1.20)		853.111	10.98	9,367
Qualified XII (1.25)		15,366.474	10.94	168,109
Qualified XII (1.30)		180.160	10.91	1,966
Qualified XII (1.35)		133.654	10.87	1,453
Qualified XII (1.40)		2,224.501	10.84	24,114
Qualified XII (1.45)		46.225	10.80	499
Qualified XIII		329.895	11.17	3,685
Qualified XV		913.672	11.17	10,206
Qualified XVI		11,663.003	10.76	125,494
Qualified XVII		3,613.704	10.94	39,534
Qualified XVIII		3,077.430	11.13	34,252
Qualified XXI		6,123.624	11.28	69,074
Qualified XXV		1,026.947	11.32	11,625
Qualified XXVI		142.953	11.20	1,601
Qualified XXXII		222.276	10.38	2,307
Qualified XXXVIII		11,028.332	7.02	77,419
Qualified XLIII		194.106	7.00	1,359
Qualified LIII		7,260.216	9.24	67,084
Qualified LIV		3,771.859	9.18	34,626
Qualified LVI		4,346.838	9.28	40,339
Qualified LIX		430.384	11.65	5,014
		1,988,448.125		$ 22,074,997
ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP6		4,944.370	$ 6.49	$ 32,089
ING MAP PLUS NP8		32,074.442	6.47	207,522
ING MAP PLUS NP9		16,026.088	6.46	103,529
ING MAP PLUS NP10		3,354.729	6.45	21,638
ING MAP PLUS NP11		13,943.623	6.44	89,797
ING MAP PLUS NP13		2,816.485	6.43	18,110
ING MAP PLUS NP14		19,271.539	6.42	123,723
ING MAP PLUS NP15		1,975.011	6.41	12,660
ING MAP PLUS NP17		25,334.266	6.39	161,886
ING MAP PLUS NP18		3,546.947	6.38	22,630
ING MAP PLUS NP19		18,289.897	6.38	116,690

	275

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Asset Portfolio - Service Class (continued)
ING MAP PLUS NP20	15,109.064	$ 6.37	$ 96,245
ING MAP PLUS NP21	18,992.439	6.36	120,792
ING MAP PLUS NP22	192.754	6.35	1,224
ING MAP PLUS NP23	12,312.076	6.34	78,059
ING MAP PLUS NP24	0.670	6.33	4
ING MAP PLUS NP26	1,849.024	6.32	11,686
ING MAP PLUS NP27	301.113	6.31	1,900
ING MAP PLUS NP28	1,802.319	6.30	11,355
ING MAP PLUS NP29	3,101.587	6.29	19,509
ING MAP PLUS NP30	3.232	6.28	20
ING MAP PLUS NP32	26.689	6.27	167
Qualified VI	47,182.877	6.32	298,196
Qualified XII (0.00)	1.458	6.53	10
Qualified XII (0.30)	741.613	6.48	4,806
Qualified XII (0.40)	1,863.333	6.46	12,037
Qualified XII (0.50)	37,554.739	6.44	241,853
Qualified XII (0.55)	954.898	6.44	6,150
Qualified XII (0.60)	2,087.373	6.43	13,422
Qualified XII (0.65)	1,079.072	6.42	6,928
Qualified XII (0.70)	564.931	6.41	3,621
Qualified XII (0.75)	3,523.673	6.40	22,552
Qualified XII (0.80)	2,611.102	6.39	16,685
Qualified XII (0.85)	9,103.353	6.38	58,079
Qualified XII (0.90)	339.204	6.38	2,164
Qualified XII (0.95)	4,104.793	6.37	26,148
Qualified XII (1.00)	12,398.742	6.36	78,856
Qualified XII (1.05)	882.231	6.35	5,602
Qualified XII (1.10)	1,431.429	6.34	9,075
Qualified XII (1.15)	1,249.483	6.33	7,909
Qualified XII (1.20)	1,162.013	6.32	7,344
Qualified XII (1.25)	2,699.959	6.32	17,064
Qualified XII (1.40)	208.429	6.29	1,311
Qualified XII (1.45)	5.685	6.28	36
Qualified XV	10.185	6.37	65
Qualified XVI	3,290.818	6.27	20,633
Qualified XXVI	175.307	6.38	1,118
Qualified XXXVIII	40.951	5.76	236
Qualified XLIII	328.202	5.75	1,887
Qualified LIV	1,034.222	6.43	6,650
Qualified LVI	667.992	6.50	4,342
	332,566.431		$ 2,126,014
ING Baron Small Cap Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	29,810.779	$ 7.25	$ 216,128

276

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class
Currently payable annuity contracts:	53,062.269	$ 9.49	$ 503,561
Contracts in accumulation period:
ING Custom Choice 62	1,128.980	8.91	10,059
ING MAP PLUS NP1	8,253.538	9.46	78,078
ING MAP PLUS NP4	9,999.393	9.39	93,894
ING MAP PLUS NP6	3,440.740	9.34	32,137
ING MAP PLUS NP8	24,877.661	9.30	231,362
ING MAP PLUS NP9	23,204.115	9.27	215,102
ING MAP PLUS NP10	662.717	9.25	6,130
ING MAP PLUS NP11	30,352.052	9.23	280,149
ING MAP PLUS NP12	7,903.891	9.21	72,795
ING MAP PLUS NP13	2,376.939	9.18	21,820
ING MAP PLUS NP14	16,872.225	9.16	154,550
ING MAP PLUS NP15	40,243.671	9.14	367,827
ING MAP PLUS NP16	2,248.442	9.12	20,506
ING MAP PLUS NP17	11,263.944	9.09	102,389
ING MAP PLUS NP18	16,165.674	9.07	146,623
ING MAP PLUS NP19	8,758.895	9.05	79,268
ING MAP PLUS NP20	43,781.560	9.03	395,347
ING MAP PLUS NP21	17,765.048	9.00	159,885
ING MAP PLUS NP22	106.980	8.98	961
ING MAP PLUS NP23	13,644.765	8.96	122,257
ING MAP PLUS NP24	2,585.187	8.94	23,112
ING MAP PLUS NP26	2,033.352	8.89	18,077
ING MAP PLUS NP27	364.582	8.87	3,234
ING MAP PLUS NP28	1,596.418	8.85	14,128
ING MAP PLUS NP29	31.381	8.83	277
ING MAP PLUS NP30	2,981.669	8.81	26,269
ING MAP PLUS NP32	50.288	8.76	441
Qualified VI	1,032,298.907	10.61	10,952,691
Qualified X (1.15)	62,552.022	10.68	668,056
Qualified X (1.25)	109,538.205	10.61	1,162,200
Qualified XII (0.00)	5,482.575	11.54	63,269
Qualified XII (0.05)	42,357.627	11.40	482,877
Qualified XII (0.10)	198.865	11.46	2,279
Qualified XII (0.25)	1,616.228	11.35	18,344
Qualified XII (0.30)	42,300.024	11.31	478,413
Qualified XII (0.35)	1,445.872	11.27	16,295
Qualified XII (0.40)	45,355.326	11.23	509,340
Qualified XII (0.50)	1,201,988.239	11.16	13,414,189
Qualified XII (0.55)	37,115.218	11.12	412,721
Qualified XII (0.60)	38,971.850	11.08	431,808
Qualified XII (0.65)	38,438.428	11.05	424,745
Qualified XII (0.70)	31,643.649	11.01	348,397
Qualified XII (0.75)	170,720.709	10.97	1,872,806
Qualified XII (0.80)	61,280.157	10.94	670,405
Qualified XII (0.85)	167,687.470	10.90	1,827,793

277

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class (continued)
Qualified XII (0.90)	26,244.655	$ 10.86	$ 285,017
Qualified XII (0.95)	1,047,522.418	10.83	11,344,668
Qualified XII (1.00)	554,432.848	10.79	5,982,330
Qualified XII (1.05)	15,893.805	10.76	171,017
Qualified XII (1.10)	26,313.748	10.72	282,083
Qualified XII (1.15)	47,092.798	10.68	502,951
Qualified XII (1.20)	10,006.213	10.65	106,566
Qualified XII (1.25)	53,816.420	10.61	570,992
Qualified XII (1.30)	69.211	10.58	732
Qualified XII (1.35)	916.424	10.54	9,659
Qualified XII (1.40)	6,826.595	10.51	71,748
Qualified XII (1.45)	937.313	10.47	9,814
Qualified XII (1.50)	264.733	10.44	2,764
Qualified XIII	1,179.538	10.83	12,774
Qualified XV	484.318	10.83	5,245
Qualified XVI	33,410.082	10.44	348,801
Qualified XVII	2,885.923	10.61	30,620
Qualified XVIII	2,964.675	10.79	31,989
Qualified XXI	20,859.399	10.94	228,202
Qualified XXV	7,435.754	10.97	81,570
Qualified XXVI	703.907	10.86	7,644
Qualified XXVII	575,621.011	12.23	7,039,845
Qualified XXVIII	247,715.489	5.77	1,429,318
Qualified XXXII	415.574	9.48	3,940
Qualified XXXIII (0.65)	19,812.977	11.23	222,500
Qualified XXXVIII	6,051.667	5.68	34,373
Qualified XLIII	813.007	5.66	4,602
Qualified LIII	22,448.867	7.80	175,101
Qualified LIV	28,006.708	7.75	217,052
Qualified LVI	6,133.889	7.83	48,028
Qualified LIX	3,249.581	11.30	36,720
	6,207,277.294		$ 66,235,531
ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP8	2,536.464	$ 6.83	$ 17,324
ING MAP PLUS NP11	4,049.703	6.80	27,538
ING MAP PLUS NP17	6,144.767	6.74	41,416
ING MAP PLUS NP18	2,212.924	6.73	14,893
ING MAP PLUS NP19	1,284.064	6.73	8,642
ING MAP PLUS NP24	18.734	6.68	125
ING MAP PLUS NP28	65.167	6.65	433
Qualified V	756.757	6.63	5,017
Qualified VI	54,338.345	6.66	361,893
Qualified XII (0.00)	11.617	6.89	80
Qualified XII (0.30)	152.607	6.84	1,044
Qualified XII (0.40)	377.804	6.82	2,577
Qualified XII (0.50)	1,237.868	6.80	8,418

278

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value II Portfolio - Service
Class (continued)
Qualified XII (0.55)	882.373	$ 6.79	$ 5,991
Qualified XII (0.60)	62.667	6.78	425
Qualified XII (0.65)	272.347	6.77	1,844
Qualified XII (0.70)	5,249.059	6.76	35,484
Qualified XII (0.75)	8,907.738	6.75	60,127
Qualified XII (0.80)	771.318	6.74	5,199
Qualified XII (0.85)	6,608.698	6.73	44,477
Qualified XII (0.90)	2,466.211	6.73	16,598
Qualified XII (0.95)	2,275.196	6.72	15,289
Qualified XII (1.00)	22,549.914	6.71	151,310
Qualified XII (1.05)	1,186.821	6.70	7,952
Qualified XII (1.10)	3,092.538	6.69	20,689
Qualified XII (1.15)	6,272.341	6.68	41,899
Qualified XII (1.20)	1,912.180	6.67	12,754
Qualified XII (1.25)	3,522.956	6.66	23,463
Qualified XII (1.30)	0.632	6.65	4
Qualified XII (1.40)	142.607	6.64	947
Qualified XVI	1,567.136	6.62	10,374
Qualified XXV	7.932	6.75	54
Qualified LIII	2.849	6.82	19
Qualified LIV	93.614	6.78	635
Qualified LVI	1,199.934	6.85	8,220
	142,233.882		$ 953,154
ING Davis New York Venture Portfolio - Service
Class
Currently payable annuity contracts:	31,743.185	$ 8.05	$ 255,533
Contracts in accumulation period:
ING Custom Choice 62	317.202	7.83	2,484
ING MAP PLUS NP1	11,471.362	7.85	90,050
ING MAP PLUS NP8	41,807.523	7.72	322,754
ING MAP PLUS NP11	4,824.786	7.66	36,958
ING MAP PLUS NP14	7,735.166	7.60	58,787
ING MAP PLUS NP16	4,072.403	7.57	30,828
ING MAP PLUS NP17	1,442.193	7.55	10,889
ING MAP PLUS NP18	421.665	7.53	3,175
ING MAP PLUS NP19	1,849.628	7.51	13,891
ING MAP PLUS NP20	192.053	7.49	1,438
ING MAP PLUS NP22	610.643	7.46	4,555
ING MAP PLUS NP23	7,365.531	7.44	54,800
ING MAP PLUS NP24	5.430	7.42	40
ING MAP PLUS NP26	553.850	7.38	4,087
ING MAP PLUS NP27	2.465	7.37	18
ING MAP PLUS NP28	211.171	7.35	1,552
ING MAP PLUS NP29	829.381	7.33	6,079
Qualified VI	262,812.784	12.61	3,314,069
Qualified X (1.15)	13,188.599	8.17	107,751
Qualified X (1.25)	20,117.770	7.92	159,333
Qualified XII (0.00)	338.981	13.79	4,675

279

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service
Class (continued)
Qualified XII (0.25)	601.766	$ 13.54	$ 8,148
Qualified XII (0.30)	6,384.142	13.49	86,122
Qualified XII (0.40)	11,013.041	13.40	147,575
Qualified XII (0.50)	39,316.873	13.30	522,914
Qualified XII (0.55)	6,104.744	13.26	80,949
Qualified XII (0.60)	10,487.372	13.21	138,538
Qualified XII (0.65)	1,456.131	13.16	19,163
Qualified XII (0.70)	6,350.977	13.11	83,261
Qualified XII (0.75)	30,406.629	13.07	397,415
Qualified XII (0.80)	7,168.551	13.02	93,335
Qualified XII (0.85)	22,012.135	12.97	285,497
Qualified XII (0.90)	3,216.745	12.93	41,593
Qualified XII (0.95)	30,187.586	12.88	388,816
Qualified XII (1.00)	84,261.709	12.84	1,081,920
Qualified XII (1.05)	4,826.905	12.79	61,736
Qualified XII (1.10)	4,429.894	12.74	56,437
Qualified XII (1.15)	3,211.644	12.70	40,788
Qualified XII (1.20)	1,441.553	12.65	18,236
Qualified XII (1.25)	15,209.815	12.61	191,796
Qualified XII (1.30)	289.131	12.56	3,631
Qualified XII (1.35)	0.528	12.52	7
Qualified XII (1.40)	958.796	12.47	11,956
Qualified XII (1.45)	156.220	12.43	1,942
Qualified XII (1.50)	26.527	12.39	329
Qualified XIII	1,342.806	12.88	17,295
Qualified XV	2,674.578	12.88	34,449
Qualified XVI	5,787.241	12.39	71,704
Qualified XVII	1,373.839	12.61	17,324
Qualified XVIII	1,863.616	8.26	15,393
Qualified XXV	6,501.305	13.07	84,972
Qualified XXVI	1,042.258	12.93	13,476
Qualified XXXVIII	5,435.540	5.96	32,396
Qualified XLIII	585.328	5.94	3,477
Qualified LIII	2,284.486	7.92	18,093
Qualified LIV	675.179	7.86	5,307
Qualified LVI	3,631.857	7.95	28,873
Qualified LIX	1.948	13.49	26
	734,633.166		$ 8,588,635
ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	72.191	$ 7.45	$ 538
Qualified XII (0.50)	911,209.454	7.36	6,706,502
	911,281.645		$ 6,707,040
ING Index Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP15	42.684	$ 7.95	$ 339
ING MAP PLUS NP28	4,666.027	7.91	36,908
	4,708.711		$ 37,247

280

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP28	11,318.209	$ 7.19	$ 81,378

ING Index Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP28	7,485.145	$ 6.81	$ 50,974

ING Index Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP28	972.851	$ 6.43	$ 6,255

ING Index Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP15	111.606	$ 8.90	$ 993

ING JPMorgan Mid Cap Value Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	30,336.835	$ 8.08	$ 245,122

ING JPMorgan Mid Cap Value Portfolio - Service
Class
Currently payable annuity contracts:	60,289.287	$ 10.15	$ 611,936
Contracts in accumulation period:
ING Custom Choice 62	1,237.227	9.64	11,927
ING MAP PLUS NP1	7,550.780	10.21	77,093
ING MAP PLUS NP8	3,746.114	10.03	37,574
ING MAP PLUS NP9	5,811.751	10.01	58,176
ING MAP PLUS NP10	10.494	9.98	105
ING MAP PLUS NP11	6,889.026	9.96	68,615
ING MAP PLUS NP13	158.015	9.91	1,566
ING MAP PLUS NP14	5,481.384	9.89	54,211
ING MAP PLUS NP15	9,339.826	9.86	92,091
ING MAP PLUS NP16	16,875.173	9.84	166,052
ING MAP PLUS NP19	2,155.691	9.76	21,040
ING MAP PLUS NP20	23,190.851	9.74	225,879
ING MAP PLUS NP21	8,891.386	9.72	86,424
ING MAP PLUS NP22	106.536	9.69	1,032
ING MAP PLUS NP23	10,205.490	9.67	98,687
ING MAP PLUS NP24	1,212.237	9.65	11,698
ING MAP PLUS NP25	184.598	9.62	1,776
ING MAP PLUS NP26	99.188	9.60	952
ING MAP PLUS NP28	1,066.212	9.55	10,182
ING MAP PLUS NP29	12.434	9.53	119
ING MAP PLUS NP32	118.939	9.46	1,125
Qualified VI	577,573.642	11.56	6,676,751
Qualified X (1.15)	36,418.513	11.63	423,547
Qualified X (1.25)	126,246.195	11.56	1,459,406
Qualified XII (0.00)	979.579	12.56	12,304

281

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class (continued)
Qualified XII (0.05)	42,804.166	$ 12.41	$ 531,200
Qualified XII (0.10)	130.318	12.48	1,626
Qualified XII (0.25)	2,484.355	12.35	30,682
Qualified XII (0.30)	11,786.986	12.31	145,098
Qualified XII (0.35)	1,630.628	12.27	20,008
Qualified XII (0.40)	14,212.412	12.23	173,818
Qualified XII (0.50)	34,298.309	12.15	416,724
Qualified XII (0.55)	21,651.962	12.11	262,205
Qualified XII (0.60)	35,721.838	12.07	431,163
Qualified XII (0.65)	13,796.174	12.03	165,968
Qualified XII (0.70)	20,708.271	11.99	248,292
Qualified XII (0.75)	108,132.600	11.95	1,292,185
Qualified XII (0.80)	16,866.036	11.91	200,874
Qualified XII (0.85)	63,941.331	11.87	758,984
Qualified XII (0.90)	17,364.548	11.83	205,423
Qualified XII (0.95)	77,266.800	11.79	910,976
Qualified XII (1.00)	296,734.874	11.75	3,486,635
Qualified XII (1.05)	6,469.580	11.71	75,759
Qualified XII (1.10)	19,104.410	11.67	222,948
Qualified XII (1.15)	10,941.156	11.63	127,246
Qualified XII (1.20)	3,517.252	11.59	40,765
Qualified XII (1.25)	20,976.490	11.56	242,488
Qualified XII (1.35)	197.901	11.48	2,272
Qualified XII (1.40)	3,535.618	11.44	40,447
Qualified XII (1.45)	714.232	11.40	8,142
Qualified XII (1.50)	98.707	11.36	1,121
Qualified XIII	1,211.807	11.79	14,287
Qualified XV	1,818.631	11.79	21,442
Qualified XVI	14,273.805	11.36	162,150
Qualified XVIII	620.862	11.75	7,295
Qualified XXI	7,663.208	11.91	91,269
Qualified XXV	1,998.683	11.95	23,884
Qualified XXVI	261.040	11.83	3,088
Qualified XXXII	1,691.215	10.05	16,997
Qualified XXXVIII	4,123.035	6.53	26,923
Qualified XLIII	465.619	6.51	3,031
Qualified LIII	6,686.040	8.65	57,834
Qualified LIV	44,280.349	8.59	380,368
Qualified LVI	6,210.695	8.69	53,971
Qualified LIX	355.301	12.30	4,370
	1,842,597.812		$ 21,120,226
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	9,059.588	$ 6.57	$ 59,521

282

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Currently payable annuity contracts:		13,400.290	$8.04 to $9.77	$ 118,633
Contracts in accumulation period:
Qualified V		2,172.297	9.58	20,811
Qualified VI		3,225,449.201	9.77	31,512,639
Qualified VIII		5,446.045	10.23	55,713
Qualified X (1.15)		306,369.082	9.93	3,042,245
Qualified X (1.25)		157,667.231	9.77	1,540,409
Qualified XII (0.00)		12,528.100	6.39	80,055
Qualified XII (0.05)		52,969.682	10.74	568,894
Qualified XII (0.10)		131.510	6.33	832
Qualified XII (0.20)		24,484.236	6.26	153,271
Qualified XII (0.25)		8,466.692	6.23	52,747
Qualified XII (0.30)		66,596.751	6.19	412,234
Qualified XII (0.35)		19,410.914	6.16	119,571
Qualified XII (0.40)		31,152.278	7.11	221,493
Qualified XII (0.45)		869.039	6.10	5,301
Qualified XII (0.50)		245,384.828	5.98	1,467,401
Qualified XII (0.55)		125,345.022	6.03	755,830
Qualified XII (0.60)		110,333.625	6.00	662,002
Qualified XII (0.65)		190,578.549	5.97	1,137,754
Qualified XII (0.70)		291,857.375	5.94	1,733,633
Qualified XII (0.75)		377,307.236	5.90	2,226,113
Qualified XII (0.80)		511,208.161	6.34	3,241,060
Qualified XII (0.85)		606,165.934	6.81	4,127,990
Qualified XII (0.90)		35,480.634	6.07	215,367
Qualified XII (0.95)		456,027.418	6.73	3,069,065
Qualified XII (1.00)		1,290,936.530	6.68	8,623,456
Qualified XII (1.05)		120,140.309	6.64	797,732
Qualified XII (1.10)		89,383.583	6.60	589,932
Qualified XII (1.15)		88,994.207	6.56	583,802
Qualified XII (1.20)		29,024.325	6.52	189,239
Qualified XII (1.25)		52,530.619	6.48	340,398
Qualified XII (1.30)		4,769.708	6.44	30,717
Qualified XII (1.35)		1,665.661	6.40	10,660
Qualified XII (1.40)		19,484.575	6.36	123,922
Qualified XII (1.45)		2,306.580	6.31	14,555
Qualified XII (1.50)		6,174.492	6.28	38,776
Qualified XV		10,552.692	10.13	106,899
Qualified XVI		66,834.215	9.49	634,257
Qualified XVII		2,008.198	9.77	19,620
Qualified XVIII		6,458.037	9.77	63,095
Qualified XXV		17,774.109	10.19	181,118
Qualified XXVI		5,517.848	10.06	55,510
Qualified XXVII		1,106,993.597	10.06	11,136,356
Qualified XXVIII		220,287.403	10.03	2,209,483
Qualified XXXII		9,751.967	7.97	77,723
Qualified XXXVI		38,195.264	7.07	270,041
Qualified XXXVIII		89,896.768	5.87	527,694
Qualified XLIII		4,583.761	5.85	26,815

	283

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Qualified LIII	48,820.146	$ 7.83	$ 382,262
Qualified LIV	27,739.512	7.78	215,813
Qualified LVI	59,185.786	7.86	465,200
Qualified LIX	17,120.297	7.14	122,239
	10,313,932.319		$ 84,378,377
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	284.591	$ 7.56	$ 2,152
ING MAP PLUS NP3	631.181	7.52	4,746
ING MAP PLUS NP9	7,454.718	7.41	55,239
ING MAP PLUS NP17	5,703.073	7.27	41,461
ING MAP PLUS NP22	2,113.337	7.18	15,174
ING MAP PLUS NP26	134.108	7.11	954
	16,321.008		$ 119,726
ING Neuberger Berman Partners Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP23	3,472.420	$ 5.43	$ 18,855
ING MAP PLUS NP26	8,257.280	5.40	44,589
Qualified VI	88,658.061	5.40	478,754
Qualified XII (0.00)	108.957	5.59	609
Qualified XII (0.30)	1,067.856	5.54	5,916
Qualified XII (0.40)	528.687	5.53	2,924
Qualified XII (0.50)	129,725.278	5.51	714,786
Qualified XII (0.55)	2,610.263	5.51	14,383
Qualified XII (0.60)	22.425	5.50	123
Qualified XII (0.65)	2,033.812	5.49	11,166
Qualified XII (0.70)	2,401.511	5.48	13,160
Qualified XII (0.75)	30,934.803	5.48	169,523
Qualified XII (0.80)	135.384	5.47	741
Qualified XII (0.85)	4,059.766	5.46	22,166
Qualified XII (0.90)	1,175.795	5.46	6,420
Qualified XII (0.95)	9,471.525	5.45	51,620
Qualified XII (1.00)	50,600.421	5.44	275,266
Qualified XII (1.05)	2,856.453	5.43	15,511
Qualified XII (1.10)	1,946.698	5.43	10,571
Qualified XII (1.15)	6,541.221	5.42	35,453
Qualified XII (1.20)	1,034.503	5.41	5,597
Qualified XII (1.25)	3,124.315	5.40	16,871
Qualified XII (1.30)	920.487	5.40	4,971
Qualified XII (1.40)	144.751	5.38	779
Qualified XV	2,788.695	5.45	15,198
Qualified XVI	2,556.117	5.37	13,726
Qualified XXV	31.172	5.48	171
Qualified XXVI	848.330	5.46	4,632
Qualified XXXVIII	848.660	4.86	4,124
Qualified XLIII	439.210	4.85	2,130
Qualified LIII	954.872	5.53	5,280
Qualified LIV	14.222	5.50	78
Qualified LVI	23.763	5.56	132
	360,337.713		$ 1,966,225

284

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	31,103.530	$ 7.66	$ 238,253

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	225,893.303	$8.33 to $8.50	$ 1,915,794
Contracts in accumulation period:
ING Custom Choice 62	5,013.011	8.42	42,210
ING MAP PLUS NP1	13,128.349	8.77	115,136
ING MAP PLUS NP3	3,422.786	8.74	29,915
ING MAP PLUS NP8	10,068.002	8.65	87,088
ING MAP PLUS NP10	15,806.145	8.62	136,249
ING MAP PLUS NP11	28,611.760	8.60	246,061
ING MAP PLUS NP12	12,781.822	8.59	109,796
ING MAP PLUS NP14	10,562.574	8.55	90,310
ING MAP PLUS NP15	23,959.689	8.54	204,616
ING MAP PLUS NP17	16,652.729	8.50	141,548
ING MAP PLUS NP18	13,163.648	8.49	111,759
ING MAP PLUS NP19	8,984.523	8.47	76,099
ING MAP PLUS NP20	22,592.076	8.45	190,903
ING MAP PLUS NP21	9,680.940	8.44	81,707
ING MAP PLUS NP22	4,419.328	8.42	37,211
ING MAP PLUS NP23	12,122.489	8.40	101,829
ING MAP PLUS NP24	1,017.588	8.39	8,538
ING MAP PLUS NP25	7,952.872	8.37	66,566
ING MAP PLUS NP26	2,194.219	8.36	18,344
ING MAP PLUS NP27	446.585	8.34	3,725
ING MAP PLUS NP28	14,030.143	8.32	116,731
ING MAP PLUS NP29	1,465.534	8.31	12,179
ING MAP PLUS NP30	3,995.183	8.29	33,120
ING MAP PLUS NP32	417.240	8.26	3,446
ING MAP PLUS NP35	1,244.071	8.21	10,214
Qualified V	2,634.406	8.37	22,050
Qualified VI	15,113,545.848	8.42	127,256,056
Qualified VIII	15,355.909	8.42	129,297
Qualified X (1.15)	799,138.915	8.45	6,752,724
Qualified X (1.25)	1,246,856.825	8.42	10,498,534
Qualified XII (0.00)	62,670.534	9.20	576,569
Qualified XII (0.05)	538,260.704	9.22	4,962,764
Qualified XII (0.10)	502.935	8.81	4,431
Qualified XII (0.20)	104,815.382	8.77	919,231
Qualified XII (0.25)	22,622.799	9.09	205,641
Qualified XII (0.30)	777,795.050	8.74	6,797,929
Qualified XII (0.35)	57,029.070	8.72	497,293
Qualified XII (0.40)	198,507.587	8.70	1,727,016
Qualified XII (0.45)	2,187.270	8.69	19,007
Qualified XII (0.50)	1,281,593.639	9.04	11,585,607
Qualified XII (0.55)	334,131.927	8.65	2,890,241

285

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
Qualified XII (0.60)	514,068.553	$ 8.64	$ 4,441,552
Qualified XII (0.65)	935,360.868	8.62	8,062,811
Qualified XII (0.70)	618,430.600	8.60	5,318,503
Qualified XII (0.75)	1,740,357.517	8.59	14,949,671
Qualified XII (0.80)	1,961,961.878	8.93	17,520,320
Qualified XII (0.85)	1,562,267.520	8.55	13,357,387
Qualified XII (0.90)	151,270.481	8.89	1,344,795
Qualified XII (0.95)	1,893,044.675	8.52	16,128,741
Qualified XII (1.00)	4,895,755.260	8.86	43,376,392
Qualified XII (1.05)	361,586.103	8.84	3,196,421
Qualified XII (1.10)	406,348.984	8.83	3,588,062
Qualified XII (1.15)	368,463.527	8.80	3,242,479
Qualified XII (1.20)	124,953.171	8.77	1,095,839
Qualified XII (1.25)	423,529.071	8.76	3,710,115
Qualified XII (1.30)	22,729.907	8.74	198,659
Qualified XII (1.35)	11,716.277	8.39	98,300
Qualified XII (1.40)	59,696.315	8.91	531,894
Qualified XII (1.45)	19,338.266	8.36	161,668
Qualified XII (1.50)	14,371.311	8.34	119,857
Qualified XIII	610.950	8.52	5,205
Qualified XV	90,310.140	8.52	769,442
Qualified XVI	392,660.821	8.34	3,274,791
Qualified XVII	35,467.935	8.42	298,640
Qualified XVIII	61,961.815	8.42	521,718
Qualified XXII	1,815.809	8.69	15,779
Qualified XXV	160,039.447	8.59	1,374,739
Qualified XXVI	36,322.867	8.54	310,197
Qualified XXVII	7,651,915.256	8.49	64,964,761
Qualified XXVIII	2,840,311.555	8.49	24,114,245
Qualified XXXII	37,415.401	8.42	315,038
Qualified XXXIII (0.65)	46,864.672	8.62	403,973
Qualified XXXVI	72,336.797	8.65	625,713
Qualified XXXVIII	358,220.694	5.76	2,063,351
Qualified XLIII	29,433.925	5.74	168,951
Qualified LIII	213,686.371	8.92	1,906,082
Qualified LIV	143,516.884	8.87	1,272,995
Qualified LVI	212,876.910	8.96	1,907,377
Qualified LIX	40,030.451	8.70	348,265
	49,538,324.393		$ 423,940,212
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.714	$ 9.87	$ 7
Qualified X (1.25)	33.889	9.87	334
Qualified XII (1.00)	26,571.871	10.03	266,516
	26,606.474		$ 266,857

286

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	26,264.009	$ 9.84	$ 258,438

ING Oppenheimer Strategic Income Portfolio - Initial
Class
Currently payable annuity contracts:	196,452.079	$9.46 to $9.83	$ 1,924,963
Contracts in accumulation period:
Qualified V	2,324.727	9.54	22,178
Qualified VI	3,183,170.909	9.60	30,558,441
Qualified VIII	2,185.515	9.60	20,981
Qualified X (1.15)	113,577.381	9.64	1,094,886
Qualified X (1.25)	230,526.738	9.60	2,213,057
Qualified XII (0.00)	10,512.973	10.08	105,971
Qualified XII (0.05)	161,168.327	10.20	1,643,917
Qualified XII (0.20)	26,195.005	10.00	261,950
Qualified XII (0.25)	4,259.651	9.98	42,511
Qualified XII (0.30)	261,592.669	9.96	2,605,463
Qualified XII (0.35)	3,310.732	9.95	32,942
Qualified XII (0.40)	110,126.331	10.04	1,105,668
Qualified XII (0.45)	10.652	9.91	106
Qualified XII (0.50)	538,205.498	10.00	5,382,055
Qualified XII (0.55)	60,616.383	9.97	604,345
Qualified XII (0.60)	90,415.311	9.95	899,632
Qualified XII (0.65)	223,197.562	9.83	2,194,032
Qualified XII (0.70)	184,286.778	9.81	1,807,853
Qualified XII (0.75)	395,254.371	9.79	3,869,540
Qualified XII (0.80)	446,158.269	9.88	4,408,044
Qualified XII (0.85)	487,485.129	9.86	4,806,603
Qualified XII (0.90)	73,247.435	9.84	720,755
Qualified XII (0.95)	530,219.390	9.82	5,206,754
Qualified XII (1.00)	1,398,547.367	9.80	13,705,764
Qualified XII (1.05)	98,318.985	9.68	951,728
Qualified XII (1.10)	110,697.831	9.76	1,080,411
Qualified XII (1.15)	76,222.345	9.74	742,406
Qualified XII (1.20)	63,281.849	9.71	614,467
Qualified XII (1.25)	168,466.235	9.70	1,634,122
Qualified XII (1.30)	15,654.710	9.68	151,538
Qualified XII (1.35)	2,222.530	9.69	21,536
Qualified XII (1.40)	25,995.804	9.68	251,639
Qualified XII (1.45)	9,805.031	9.65	94,619
Qualified XII (1.50)	698.615	9.62	6,721
Qualified XIII	3,332.456	9.72	32,391
Qualified XV	15,739.365	9.72	152,987
Qualified XVI	87,074.261	9.51	828,076
Qualified XVII	16,996.375	9.60	163,165
Qualified XVIII	13,303.951	9.60	127,718
Qualified XXI	26,196.942	9.77	255,944
Qualified XXV	13,542.184	9.79	132,578

287

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Initial
Class (continued)
Qualified XXVI	6,990.360	$ 9.74	$ 68,086
Qualified XXVII	1,042,675.835	9.81	10,228,650
Qualified XXVIII	367,236.071	9.81	3,602,586
Qualified XXXII	4,492.665	9.60	43,130
Qualified XXXIII (0.65)	50,046.345	9.83	491,956
Qualified XXXVI	13,867.669	9.87	136,874
Qualified XXXVIII	40,880.428	8.53	348,710
Qualified XLIII	3,178.100	8.50	27,014
Qualified LIII	66,460.260	10.03	666,596
Qualified LIV	73,896.802	9.96	736,012
Qualified LVI	49,703.833	10.07	500,518
Qualified LIX	3,688.579	9.92	36,591
	11,203,713.598		$ 109,367,180
ING Oppenheimer Strategic Income Portfolio -
Service Class
Currently payable annuity contracts:	1,264.806	$ 9.50	$ 12,016
Contracts in accumulation period:
ING MAP PLUS NP9	2,857.435	8.73	24,945
ING MAP PLUS NP10	3,831.036	8.72	33,407
ING MAP PLUS NP11	9,966.809	8.71	86,811
ING MAP PLUS NP12	3,972.342	8.71	34,599
ING MAP PLUS NP19	515.826	8.66	4,467
ING MAP PLUS NP22	1,771.699	8.63	15,290
ING MAP PLUS NP24	165.331	8.62	1,425
ING MAP PLUS NP28	343.896	8.59	2,954
	24,689.180		$ 215,914
ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	76,713.649	$ 11.34	$ 869,933

ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	189,318.102	$10.96 to $11.67	$ 2,204,086
Contracts in accumulation period:
ING Custom Choice 62	4,006.789	11.50	46,078
ING MAP PLUS NP1	126,745.699	11.99	1,519,681
ING MAP PLUS NP4	28,367.579	11.91	337,858
ING MAP PLUS NP6	19,760.597	11.85	234,163
ING MAP PLUS NP8	4,099.217	11.79	48,330
ING MAP PLUS NP9	25,419.207	11.76	298,930
ING MAP PLUS NP10	25,258.529	11.73	296,283
ING MAP PLUS NP11	33,070.096	11.70	386,920
ING MAP PLUS NP12	22,841.750	11.67	266,563
ING MAP PLUS NP13	1,231.155	11.65	14,343
ING MAP PLUS NP14	20,570.567	11.62	239,030
ING MAP PLUS NP15	22,597.862	11.59	261,909
ING MAP PLUS NP16	11,861.561	11.56	137,120
ING MAP PLUS NP17	428.827	11.53	4,944
ING MAP PLUS NP18	34,071.883	11.50	391,827

288

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
ING MAP PLUS NP19	17,094.451	$ 11.48	$ 196,244
ING MAP PLUS NP20	56,051.284	11.45	641,787
ING MAP PLUS NP21	40,172.417	11.42	458,769
ING MAP PLUS NP22	781.286	11.39	8,899
ING MAP PLUS NP23	12,640.666	11.36	143,598
ING MAP PLUS NP24	157.900	11.34	1,791
ING MAP PLUS NP25	2,525.244	11.31	28,561
ING MAP PLUS NP26	15,560.433	11.28	175,522
ING MAP PLUS NP27	464.259	11.25	5,223
ING MAP PLUS NP28	15,029.238	11.22	168,628
ING MAP PLUS NP29	2,653.996	11.20	29,725
ING MAP PLUS NP30	1,996.400	11.17	22,300
ING MAP PLUS NP32	344.030	11.11	3,822
ING MAP PLUS NP35	1,239.117	11.03	13,667
ING MAP PLUS NP36	809.676	11.01	8,915
Qualified V	1,120.101	12.38	13,867
Qualified VI	2,062,760.382	12.51	25,805,132
Qualified VIII	730.284	12.51	9,136
Qualified X (1.15)	33,225.296	12.60	418,639
Qualified X (1.25)	159,392.894	12.51	1,994,005
Qualified XII (0.00)	5,931.513	13.60	80,669
Qualified XII (0.25)	2,218.916	13.38	29,689
Qualified XII (0.30)	118,713.229	13.33	1,582,447
Qualified XII (0.35)	1,576.309	13.29	20,949
Qualified XII (0.40)	315,701.875	13.24	4,179,893
Qualified XII (0.50)	68,749.088	13.15	904,051
Qualified XII (0.55)	109,249.908	13.11	1,432,266
Qualified XII (0.60)	54,887.294	13.07	717,377
Qualified XII (0.65)	148,197.313	13.02	1,929,529
Qualified XII (0.70)	90,947.722	12.98	1,180,501
Qualified XII (0.75)	221,434.023	12.94	2,865,356
Qualified XII (0.80)	143,360.486	12.89	1,847,917
Qualified XII (0.85)	315,621.503	12.85	4,055,736
Qualified XII (0.90)	35,263.922	12.81	451,731
Qualified XII (0.95)	379,648.742	12.76	4,844,318
Qualified XII (1.00)	904,320.996	12.72	11,502,963
Qualified XII (1.05)	50,215.276	12.68	636,730
Qualified XII (1.10)	43,629.199	12.64	551,473
Qualified XII (1.15)	54,299.978	12.60	684,180
Qualified XII (1.20)	23,609.340	12.55	296,297
Qualified XII (1.25)	143,141.405	12.51	1,790,699
Qualified XII (1.30)	1,678.689	12.47	20,933
Qualified XII (1.35)	3,297.289	12.43	40,985
Qualified XII (1.40)	11,691.820	12.39	144,862
Qualified XII (1.45)	11,334.130	12.35	139,977
Qualified XII (1.50)	9,582.547	12.30	117,865
Qualified XIII	1,601.452	12.76	20,435

289

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
Qualified XV	6,987.172	$ 12.76	$ 89,156
Qualified XVI	64,254.920	12.30	790,336
Qualified XVII	1,667.728	12.51	20,863
Qualified XVIII	2,386.100	12.72	30,351
Qualified XXI	15,482.289	12.89	199,567
Qualified XXV	15,358.926	12.94	198,745
Qualified XXVI	4,460.668	12.81	57,141
Qualified XXVII	1,322,612.020	11.66	15,421,656
Qualified XXVIII	543,017.579	12.73	6,912,614
Qualified XXXII	1,765.211	11.38	20,088
Qualified XXXIII (0.65)	26,533.345	13.24	351,301
Qualified XXXVIII	27,750.502	10.20	283,055
Qualified XLIII	315.674	10.17	3,210
Qualified LIII	41,788.794	11.39	475,974
Qualified LIV	66,131.931	11.32	748,613
Qualified LVI	25,669.153	11.44	293,655
Qualified LIX	3,486.149	13.32	46,436
	8,433,970.899		$ 104,848,884
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	23,223.394	$ 7.79	$ 180,910
Contracts in accumulation period:
Qualified VI	137,289.671	7.73	1,061,249
Qualified X (1.15)	2,309.797	7.75	17,901
Qualified X (1.25)	13,366.613	7.73	103,324
Qualified XII (0.00)	1,301.155	7.99	10,396
Qualified XII (0.25)	268.238	7.94	2,130
Qualified XII (0.30)	487.330	7.93	3,865
Qualified XII (0.40)	3,690.288	7.91	29,190
Qualified XII (0.50)	154,034.839	7.89	1,215,335
Qualified XII (0.55)	700.948	7.88	5,523
Qualified XII (0.60)	372.262	7.87	2,930
Qualified XII (0.65)	2,869.719	7.86	22,556
Qualified XII (0.70)	2,290.263	7.84	17,956
Qualified XII (0.75)	16,238.462	7.83	127,147
Qualified XII (0.80)	2,363.863	7.82	18,485
Qualified XII (0.85)	19,694.471	7.81	153,814
Qualified XII (0.90)	2,473.787	7.80	19,296
Qualified XII (0.95)	31,965.858	7.79	249,014
Qualified XII (1.00)	60,169.848	7.78	468,121
Qualified XII (1.05)	3,630.873	7.77	28,212
Qualified XII (1.10)	581.325	7.76	4,511
Qualified XII (1.15)	857.819	7.75	6,648
Qualified XII (1.20)	332.556	7.74	2,574
Qualified XII (1.25)	12,276.334	7.73	94,896
Qualified XII (1.35)	113.006	7.71	871
Qualified XII (1.40)	7,469.703	7.70	57,517
Qualified XII (1.45)	44.092	7.69	339

290

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
(continued)
Qualified XII (1.50)		8.521	$ 7.68	$ 65
Qualified XV		402.082	7.79	3,132
Qualified XVI		1,865.615	7.68	14,328
Qualified XVIII		886.866	7.78	6,900
Qualified XXV		1,442.554	7.83	11,295
Qualified XXVI		609.054	7.80	4,751
Qualified XXXVIII		26.000	6.96	181
Qualified LIII		530.636	7.92	4,203
Qualified LIV		1,198.154	7.86	9,417
Qualified LVI		963.834	7.95	7,662
Qualified LIX		28.502	7.89	225
		508,378.332		$ 3,966,869
ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15		4.456	$ 7.79	$ 35
ING MAP PLUS NP21		13.613	7.73	105
ING MAP PLUS NP22		367.058	7.72	2,834
ING MAP PLUS NP23		1,076.481	7.71	8,300
ING MAP PLUS NP26		938.203	7.68	7,205
ING MAP PLUS NP28		1,392.760	7.66	10,669
ING MAP PLUS NP29		6,816.625	7.65	52,147
		10,609.196		$ 81,295
ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1		156,787.485	$ 9.03	$ 1,415,791
ING MAP PLUS NP3		3,895.256	9.00	35,057
ING MAP PLUS NP4		111.197	8.98	999
ING MAP PLUS NP6		20,903.735	8.95	187,088
ING MAP PLUS NP8		103,925.688	8.92	927,017
ING MAP PLUS NP9		39,675.184	8.90	353,109
ING MAP PLUS NP10		229,066.448	8.88	2,034,110
ING MAP PLUS NP11		49,798.024	8.87	441,708
ING MAP PLUS NP12		55,806.049	8.85	493,884
ING MAP PLUS NP13		29,290.258	8.84	258,926
ING MAP PLUS NP14		17,651.714	8.82	155,688
ING MAP PLUS NP15		45,726.343	8.80	402,392
ING MAP PLUS NP16		61,297.235	8.79	538,803
ING MAP PLUS NP17		66,806.109	8.77	585,890
ING MAP PLUS NP18		4,718.431	8.75	41,286
ING MAP PLUS NP19		44,122.214	8.74	385,628
ING MAP PLUS NP20		19,221.570	8.72	167,612
ING MAP PLUS NP21		65,385.766	8.71	569,510
ING MAP PLUS NP22		25,963.012	8.69	225,619
ING MAP PLUS NP23		38,863.796	8.67	336,949
ING MAP PLUS NP24		9,214.863	8.66	79,801
ING MAP PLUS NP25		653.676	8.64	5,648
ING MAP PLUS NP26		5,526.611	8.63	47,695

	291

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Adviser Class
(continued)
ING MAP PLUS NP27		36,277.393	$ 8.61	$ 312,348
ING MAP PLUS NP28		1,854.909	8.60	15,952
ING MAP PLUS NP29		38,616.462	8.58	331,329
ING MAP PLUS NP30		7,550.334	8.56	64,631
ING MAP PLUS NP32		128.309	8.53	1,094
Qualified XXXV		24,117.279	8.52	205,479
		1,202,955.350		$ 10,621,043
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62		762.550	$ 8.72	$ 6,649
Qualified V		2,039.564	8.67	17,683
Qualified VI		847,119.666	8.72	7,386,883
Qualified X (1.15)		46,279.221	8.75	404,943
Qualified X (1.25)		101,928.077	8.72	888,813
Qualified XII (0.00)		1,917.927	9.13	17,511
Qualified XII (0.05)		216,896.404	9.13	1,980,264
Qualified XII (0.25)		4.625	9.05	42
Qualified XII (0.30)		55,754.732	9.03	503,465
Qualified XII (0.35)		184,289.226	9.01	1,660,446
Qualified XII (0.40)		31,167.003	9.00	280,503
Qualified XII (0.50)		231,754.094	8.96	2,076,517
Qualified XII (0.55)		71,175.051	8.95	637,017
Qualified XII (0.60)		160,681.896	8.93	1,434,889
Qualified XII (0.65)		24,589.088	8.91	219,089
Qualified XII (0.70)		88,111.138	8.90	784,189
Qualified XII (0.75)		135,591.014	8.88	1,204,048
Qualified XII (0.80)		56,930.859	8.86	504,407
Qualified XII (0.85)		154,945.948	8.85	1,371,272
Qualified XII (0.90)		35,051.171	8.83	309,502
Qualified XII (0.95)		165,605.726	8.82	1,460,643
Qualified XII (1.00)		162,348.532	8.80	1,428,667
Qualified XII (1.05)		78,013.556	8.78	684,959
Qualified XII (1.10)		20,302.161	8.77	178,050
Qualified XII (1.15)		45,987.007	8.75	402,386
Qualified XII (1.20)		6,738.528	8.73	58,827
Qualified XII (1.25)		81,061.912	8.72	706,860
Qualified XII (1.30)		3,175.902	8.70	27,630
Qualified XII (1.40)		7,535.488	8.67	65,333
Qualified XII (1.45)		755.850	8.65	6,538
Qualified XIII		42.741	8.82	377
Qualified XV		7,859.710	8.82	69,323
Qualified XVI		44,341.424	8.64	383,110
Qualified XVIII		10,911.694	8.72	95,150
Qualified XXI		7,208.315	8.86	63,866
Qualified XXV		1,083.985	8.88	9,626
Qualified XXVI		341.821	8.83	3,018
Qualified XXVIII		26,841.644	7.21	193,528

	292

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
(continued)
Qualified XXXII		5,337.610	$ 8.72	$ 46,544
Qualified XXXVI		288.678	8.95	2,584
Qualified XXXVIII		3,865.147	7.19	27,790
Qualified XLIII		154.897	7.17	1,111
Qualified LIII		33,271.709	9.03	300,444
Qualified LIV		16,604.775	8.97	148,945
Qualified LVI		40,854.933	9.07	370,554
Qualified LIX		145.337	8.98	1,305
		3,217,668.336		$ 28,425,300
ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1		245,662.027	$ 8.49	$ 2,085,671
ING MAP PLUS NP3		428.017	8.46	3,621
ING MAP PLUS NP4		11,629.602	8.44	98,154
ING MAP PLUS NP6		8,555.096	8.41	71,948
ING MAP PLUS NP8		110,596.925	8.38	926,802
ING MAP PLUS NP9		92,067.379	8.36	769,683
ING MAP PLUS NP10		136,123.235	8.35	1,136,629
ING MAP PLUS NP11		87,095.092	8.33	725,502
ING MAP PLUS NP12		107,218.093	8.32	892,055
ING MAP PLUS NP13		15,146.889	8.30	125,719
ING MAP PLUS NP14		50,358.084	8.29	417,469
ING MAP PLUS NP15		80,400.392	8.27	664,911
ING MAP PLUS NP16		65,597.065	8.26	541,832
ING MAP PLUS NP17		33,985.745	8.24	280,043
ING MAP PLUS NP18		2,542.865	8.23	20,928
ING MAP PLUS NP19		50,865.753	8.21	417,608
ING MAP PLUS NP20		14,016.366	8.20	114,934
ING MAP PLUS NP21		111,887.259	8.18	915,238
ING MAP PLUS NP22		18,430.699	8.17	150,579
ING MAP PLUS NP23		53,726.347	8.15	437,870
ING MAP PLUS NP24		36,525.350	8.14	297,316
ING MAP PLUS NP25		6,733.032	8.12	54,672
ING MAP PLUS NP26		14,979.925	8.11	121,487
ING MAP PLUS NP27		25,609.046	8.09	207,177
ING MAP PLUS NP28		13,241.772	8.08	106,994
ING MAP PLUS NP29		16,978.808	8.06	136,849
ING MAP PLUS NP30		7,136.769	8.05	57,451
ING MAP PLUS NP32		6,643.495	8.02	53,281
Qualified XXXV		24,870.085	7.86	195,479
		1,449,051.212		$ 12,027,902

	293

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Qualified V		1,833.714	$ 8.14	$ 14,926
Qualified VI		1,273,395.295	8.19	10,429,107
Qualified X (1.15)		38,679.313	8.22	317,944
Qualified X (1.25)		94,699.400	8.19	775,588
Qualified XII (0.00)		24,076.462	8.57	206,335
Qualified XII (0.05)		501,318.194	8.56	4,291,284
Qualified XII (0.25)		3,924.915	8.49	33,323
Qualified XII (0.30)		103,083.593	8.48	874,149
Qualified XII (0.35)		205,625.329	8.46	1,739,590
Qualified XII (0.40)		45,787.675	8.45	386,906
Qualified XII (0.50)		205,307.566	8.41	1,726,637
Qualified XII (0.55)		61,284.949	8.40	514,794
Qualified XII (0.60)		282,861.628	8.38	2,370,380
Qualified XII (0.65)		11,054.431	8.37	92,526
Qualified XII (0.70)		166,858.824	8.35	1,393,271
Qualified XII (0.75)		226,390.459	8.34	1,888,096
Qualified XII (0.80)		32,066.286	8.32	266,792
Qualified XII (0.85)		278,523.229	8.31	2,314,528
Qualified XII (0.90)		50,384.847	8.29	417,690
Qualified XII (0.95)		257,129.244	8.28	2,129,030
Qualified XII (1.00)		214,322.869	8.26	1,770,307
Qualified XII (1.05)		49,901.915	8.25	411,691
Qualified XII (1.10)		63,036.826	8.23	518,793
Qualified XII (1.15)		61,988.655	8.22	509,547
Qualified XII (1.20)		22,181.637	8.20	181,889
Qualified XII (1.25)		45,542.954	8.19	372,997
Qualified XII (1.30)		2,997.388	8.17	24,489
Qualified XII (1.35)		72.848	8.15	594
Qualified XII (1.40)		23,029.722	8.14	187,462
Qualified XII (1.45)		3,531.617	8.13	28,712
Qualified XV		1,813.341	8.28	15,014
Qualified XVI		40,147.042	8.11	325,593
Qualified XVIII		289.328	8.19	2,370
Qualified XXI		20,099.901	8.32	167,231
Qualified XXV		632.291	8.34	5,273
Qualified XXVI		1,167.203	8.29	9,676
Qualified XXVIII		33,376.720	6.47	215,947
Qualified XXXII		2,054.078	8.19	16,823
Qualified XXXVI		449.317	8.40	3,774
Qualified XXXVIII		5,926.451	6.45	38,226
Qualified XLIII		137.608	6.43	885
Qualified LIII		41,497.499	8.48	351,899
Qualified LIV		26,857.521	8.42	226,140
Qualified LVI		43,270.256	8.51	368,230
		4,568,610.340		$ 37,936,458

	294

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1		110,404.498	$ 8.36	$ 922,982
ING MAP PLUS NP4		779.322	8.32	6,484
ING MAP PLUS NP6		5,176.036	8.29	42,909
ING MAP PLUS NP8		176,524.452	8.26	1,458,092
ING MAP PLUS NP9		99,664.208	8.24	821,233
ING MAP PLUS NP10		76,647.795	8.23	630,811
ING MAP PLUS NP11		50,713.468	8.21	416,358
ING MAP PLUS NP12		95,572.394	8.20	783,694
ING MAP PLUS NP13		20,938.978	8.18	171,281
ING MAP PLUS NP14		73,308.256	8.17	598,928
ING MAP PLUS NP15		65,763.459	8.15	535,972
ING MAP PLUS NP16		45,201.471	8.14	367,940
ING MAP PLUS NP17		66,359.787	8.12	538,841
ING MAP PLUS NP18		5,461.515	8.11	44,293
ING MAP PLUS NP19		39,442.871	8.09	319,093
ING MAP PLUS NP20		13,915.837	8.08	112,440
ING MAP PLUS NP21		62,444.439	8.06	503,302
ING MAP PLUS NP22		20,144.602	8.05	162,164
ING MAP PLUS NP23		25,176.918	8.03	202,171
ING MAP PLUS NP24		21,989.812	8.02	176,358
ING MAP PLUS NP25		6,247.198	8.00	49,978
ING MAP PLUS NP26		13,786.498	7.99	110,154
ING MAP PLUS NP27		38,382.458	7.97	305,908
ING MAP PLUS NP28		9,501.020	7.96	75,628
ING MAP PLUS NP29		18,715.390	7.94	148,600
ING MAP PLUS NP30		5,965.784	7.93	47,309
ING MAP PLUS NP32		1,280.341	7.90	10,115
Qualified XXXV		26,678.097	7.66	204,354
		1,196,186.904		$ 9,767,392

	295

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI		753,836.188	$ 8.07	$ 6,083,458
Qualified X (1.15)		14,092.698	8.10	114,151
Qualified X (1.25)		61,689.674	8.07	497,836
Qualified XII (0.00)		14,316.167	8.45	120,972
Qualified XII (0.05)		330,457.848	8.44	2,789,064
Qualified XII (0.25)		853.268	8.37	7,142
Qualified XII (0.30)		113,613.116	8.36	949,806
Qualified XII (0.35)		139,376.776	8.34	1,162,402
Qualified XII (0.40)		30,561.882	8.33	254,580
Qualified XII (0.50)		228,490.035	8.29	1,894,182
Qualified XII (0.55)		40,252.894	8.28	333,294
Qualified XII (0.60)		139,208.884	8.26	1,149,865
Qualified XII (0.65)		10,473.320	8.25	86,405
Qualified XII (0.70)		144,870.671	8.23	1,192,286
Qualified XII (0.75)		67,801.050	8.22	557,325
Qualified XII (0.80)		16,141.002	8.20	132,356
Qualified XII (0.85)		293,653.917	8.19	2,405,026
Qualified XII (0.90)		76,061.985	8.17	621,426
Qualified XII (0.95)		155,506.740	8.16	1,268,935
Qualified XII (1.00)		282,299.204	8.14	2,297,916
Qualified XII (1.05)		26,444.974	8.13	214,998
Qualified XII (1.10)		56,998.039	8.11	462,254
Qualified XII (1.15)		60,944.949	8.10	493,654
Qualified XII (1.20)		11,383.151	8.08	91,976
Qualified XII (1.25)		63,052.761	8.07	508,836
Qualified XII (1.30)		1,997.252	8.05	16,078
Qualified XII (1.35)		17.194	8.04	138
Qualified XII (1.40)		15,217.085	8.02	122,041
Qualified XII (1.45)		431.740	8.01	3,458
Qualified XII (1.50)		2,270.003	7.99	18,137
Qualified XIII		1,187.114	8.16	9,687
Qualified XV		24.038	8.16	196
Qualified XVI		54,863.004	7.99	438,355
Qualified XVIII		2,071.732	8.07	16,719
Qualified XXI		51,405.283	8.20	421,523
Qualified XXV		8,141.738	8.22	66,925
Qualified XXVI		343.404	8.17	2,806
Qualified XXXII		2,323.994	8.07	18,755
Qualified XXXVI		6,412.873	8.28	53,099
Qualified XXXVIII		24,052.483	6.13	147,442
Qualified XLIII		1,785.065	6.11	10,907
Qualified LIII		25,362.072	8.35	211,773
Qualified LIV		18,919.680	8.30	157,033
Qualified LVI		34,912.505	8.39	292,916
Qualified LIX		1,511.811	8.31	12,563
		3,385,631.263		$ 27,710,696

	296

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1		189,549.634	$ 8.26	$ 1,565,680
ING MAP PLUS NP3		363.137	8.23	2,989
ING MAP PLUS NP4		2,828.613	8.21	23,223
ING MAP PLUS NP6		13,506.242	8.18	110,481
ING MAP PLUS NP8		163,988.913	8.15	1,336,510
ING MAP PLUS NP9		49,390.160	8.14	402,036
ING MAP PLUS NP10		18,535.268	8.12	150,506
ING MAP PLUS NP11		42,430.165	8.11	344,109
ING MAP PLUS NP12		17,806.022	8.09	144,051
ING MAP PLUS NP13		14,433.712	8.08	116,624
ING MAP PLUS NP14		42,550.247	8.06	342,955
ING MAP PLUS NP15		61,318.513	8.05	493,614
ING MAP PLUS NP16		4,053.122	8.03	32,547
ING MAP PLUS NP17		27,120.244	8.02	217,504
ING MAP PLUS NP18		846.134	8.00	6,769
ING MAP PLUS NP19		18,195.118	7.99	145,379
ING MAP PLUS NP20		3,511.225	7.97	27,984
ING MAP PLUS NP21		35,170.114	7.96	279,954
ING MAP PLUS NP22		12,970.842	7.95	103,118
ING MAP PLUS NP23		16,113.739	7.93	127,782
ING MAP PLUS NP24		10,672.920	7.92	84,530
ING MAP PLUS NP25		6,257.967	7.90	49,438
ING MAP PLUS NP26		11,664.665	7.89	92,034
ING MAP PLUS NP27		2,030.831	7.87	15,983
ING MAP PLUS NP28		3,420.253	7.86	26,883
ING MAP PLUS NP29		16,423.205	7.84	128,758
ING MAP PLUS NP30		4,835.649	7.83	37,863
ING MAP PLUS NP32		3,794.905	7.80	29,600
Qualified XXXV		3,498.564	7.43	25,994
		797,280.123		$ 6,464,898

	297

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI		587,537.146	$ 7.95	$ 4,670,920
Qualified X (1.15)		5,144.060	7.98	41,050
Qualified X (1.25)		31,958.003	7.95	254,066
Qualified XII (0.00)		4,131.246	8.32	34,372
Qualified XII (0.05)		187,679.667	8.32	1,561,495
Qualified XII (0.30)		100,303.819	8.23	825,500
Qualified XII (0.35)		16,962.620	8.22	139,433
Qualified XII (0.40)		20,618.717	8.20	169,073
Qualified XII (0.50)		149,502.699	8.17	1,221,437
Qualified XII (0.55)		23,976.308	8.16	195,647
Qualified XII (0.60)		70,951.878	8.14	577,548
Qualified XII (0.65)		12,258.554	8.13	99,662
Qualified XII (0.70)		108,425.379	8.11	879,330
Qualified XII (0.75)		53,974.485	8.10	437,193
Qualified XII (0.80)		4,802.991	8.08	38,808
Qualified XII (0.85)		205,962.627	8.07	1,662,118
Qualified XII (0.90)		21,630.005	8.05	174,122
Qualified XII (0.95)		129,544.760	8.04	1,041,540
Qualified XII (1.00)		165,753.158	8.02	1,329,340
Qualified XII (1.05)		15,800.813	8.01	126,565
Qualified XII (1.10)		55,699.569	7.99	445,040
Qualified XII (1.15)		25,773.380	7.98	205,672
Qualified XII (1.20)		13,002.891	7.96	103,503
Qualified XII (1.25)		40,658.420	7.95	323,234
Qualified XII (1.30)		1,916.261	7.93	15,196
Qualified XII (1.35)		12.544	7.92	99
Qualified XII (1.40)		22,707.453	7.91	179,616
Qualified XII (1.45)		252.006	7.89	1,988
Qualified XIII		97.558	8.04	784
Qualified XV		2,225.032	8.04	17,889
Qualified XVI		24,995.551	7.88	196,965
Qualified XXI		14,260.340	8.08	115,224
Qualified XXV		1,735.465	8.10	14,057
Qualified XXVI		1,594.866	8.05	12,839
Qualified XXVIII		9,152.521	5.89	53,908
Qualified XXXVI		11,959.161	8.16	97,587
Qualified XXXVIII		5,051.361	5.84	29,500
Qualified XLIII		2,946.567	5.82	17,149
Qualified LIII		10,083.341	8.23	82,986
Qualified LIV		12,034.692	8.18	98,444
Qualified LVI		23,132.414	8.27	191,305
Qualified LIX		743.447	8.19	6,089
		2,196,953.775		$ 17,688,293

	298

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Qualified VI	32,180.847	$ 7.64	$ 245,862
Qualified XII (0.50)	427.777	7.67	3,281
Qualified XII (0.60)	132.494	7.67	1,016
Qualified XII (0.65)	41.975	7.67	322
Qualified XII (0.70)	2,161.829	7.66	16,560
Qualified XII (0.80)	2,250.688	7.66	17,240
Qualified XII (0.85)	2,658.285	7.66	20,362
Qualified XII (0.95)	17.980	7.65	138
Qualified XII (1.00)	21,087.485	7.65	161,319
Qualified XII (1.10)	2,890.971	7.64	22,087
Qualified XII (1.25)	4,029.936	7.64	30,789
Qualified XII (1.40)	264.853	7.63	2,021
Qualified LIV	98.868	7.66	757
Qualified LVI	13,442.432	7.69	103,372
	81,686.420		$ 625,126
ING Solution Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	10,721.602	$ 6.91	$ 74,086
Qualified XII (0.70)	5,381.584	6.94	37,348
Qualified XII (0.80)	11.280	6.93	78
Qualified XII (0.85)	607.313	6.93	4,209
Qualified XII (0.90)	156.512	6.93	1,085
Qualified XII (0.95)	2,050.000	6.93	14,207
Qualified XII (1.00)	1,119.089	6.93	7,755
Qualified XII (1.05)	26.488	6.92	183
Qualified XII (1.10)	6.019	6.92	42
Qualified XII (1.25)	177.735	6.91	1,228
Qualified XV	45.698	6.93	317
Qualified XLIII	8.534	6.95	59
Qualified LIV	100.345	6.93	695
Qualified LVI	4,649.234	6.96	32,359
	25,061.433		$ 173,651

299

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1		11,460.677	$ 9.68	$ 110,939
ING MAP PLUS NP4		8.096	9.63	78
ING MAP PLUS NP6		36,734.582	9.59	352,285
ING MAP PLUS NP8		164,589.865	9.56	1,573,479
ING MAP PLUS NP9		35,314.473	9.54	336,900
ING MAP PLUS NP10		305,682.724	9.52	2,910,100
ING MAP PLUS NP11		25,950.507	9.50	246,530
ING MAP PLUS NP12		23,709.744	9.49	225,005
ING MAP PLUS NP13		14,236.091	9.47	134,816
ING MAP PLUS NP14		13,820.551	9.45	130,604
ING MAP PLUS NP15		19,677.624	9.43	185,560
ING MAP PLUS NP16		26,895.602	9.42	253,357
ING MAP PLUS NP17		1,081.470	9.40	10,166
ING MAP PLUS NP18		6,180.926	9.38	57,977
ING MAP PLUS NP19		17,525.226	9.36	164,036
ING MAP PLUS NP21		31,729.571	9.33	296,037
ING MAP PLUS NP22		15,325.220	9.31	142,678
ING MAP PLUS NP23		739.978	9.30	6,882
ING MAP PLUS NP24		22,859.388	9.28	212,135
ING MAP PLUS NP25		1,467.154	9.26	13,586
ING MAP PLUS NP26		1,011.438	9.25	9,356
ING MAP PLUS NP28		568.230	9.21	5,233
ING MAP PLUS NP29		1,360.953	9.19	12,507
Qualified XXXV		76,422.111	9.40	718,368
		854,352.201		$ 8,108,614
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62		428.173	$ 9.34	$ 3,999
Qualified VI		196,648.931	9.34	1,836,701
Qualified X (1.15)		16,264.626	9.38	152,562
Qualified X (1.25)		83,878.663	9.34	783,427
Qualified XII (0.00)		284.612	9.78	2,784
Qualified XII (0.05)		47,168.619	9.78	461,309
Qualified XII (0.30)		91,871.050	9.68	889,312
Qualified XII (0.35)		5,920.575	9.66	57,193
Qualified XII (0.40)		1,170.330	9.64	11,282
Qualified XII (0.50)		53,963.051	9.60	518,045
Qualified XII (0.55)		6,853.338	9.59	65,724
Qualified XII (0.60)		27,938.770	9.57	267,374
Qualified XII (0.65)		5,293.895	9.55	50,557
Qualified XII (0.70)		12,606.163	9.53	120,137
Qualified XII (0.75)		7,502.477	9.52	71,424
Qualified XII (0.85)		22,487.914	9.48	213,185
Qualified XII (0.90)		713.198	9.46	6,747
Qualified XII (0.95)		20,663.996	9.45	195,275
Qualified XII (1.00)		64,790.098	9.43	610,971

	300

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service Class
(continued)
Qualified XII (1.05)		8,685.515	$ 9.41	$ 81,731
Qualified XII (1.10)		6,426.589	9.39	60,346
Qualified XII (1.15)		4.779	9.38	45
Qualified XII (1.20)		36.928	9.36	346
Qualified XII (1.25)		5,441.987	9.34	50,828
Qualified XII (1.40)		662.258	9.29	6,152
Qualified XII (1.45)		193.656	9.27	1,795
Qualified XVI		1,113.215	9.26	10,308
Qualified XVIII		5,698.953	9.34	53,228
Qualified XXI		2,431.337	9.50	23,098
Qualified XXVIII		66.041	8.35	551
Qualified XXXII		1,177.952	9.34	11,002
Qualified LIV		122.592	9.61	1,178
Qualified LVI		34,010.973	9.72	330,587
		732,521.254		$ 6,949,203
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV		29,596.662	$ 7.17	$ 212,208

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Currently payable annuity contracts:		65,104.697	$ 7.65	$ 498,051
Contracts in accumulation period:
ING Custom Choice 62		1,460.574	7.52	10,984
ING MAP PLUS NP8		927.701	6.86	6,364
ING MAP PLUS NP15		597.180	6.78	4,049
ING MAP PLUS NP17		449.676	6.76	3,040
ING MAP PLUS NP18		1,119.806	6.75	7,559
ING MAP PLUS NP20		3,284.584	6.73	22,105
ING MAP PLUS NP22		4,991.280	6.71	33,491
ING MAP PLUS NP25		21.207	6.68	142
ING MAP PLUS NP26		43.601	6.67	291
ING MAP PLUS NP28		3,352.979	6.65	22,297
ING MAP PLUS NP29		796.681	6.64	5,290
Qualified V		1,926.147	7.47	14,388
Qualified VI		9,772,481.320	7.52	73,489,060
Qualified VIII		15,263.358	7.51	114,628
Qualified X (1.15)		449,141.695	7.54	3,386,528
Qualified X (1.25)		604,355.008	7.52	4,544,750
Qualified XII (0.00)		24,513.651	8.16	200,031
Qualified XII (0.05)		158,005.674	8.15	1,287,746
Qualified XII (0.10)		580.341	7.86	4,561
Qualified XII (0.20)		109,613.504	7.83	858,274
Qualified XII (0.25)		28,558.487	7.81	223,042
Qualified XII (0.30)		188,320.668	7.80	1,468,901
Qualified XII (0.35)		39,391.000	7.78	306,462
Qualified XII (0.40)		102,984.089	7.77	800,186
Qualified XII (0.45)		891.637	7.75	6,910

	301

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class (continued)
Qualified XII (0.50)		574,121.233	$ 7.99	$ 4,587,229
Qualified XII (0.55)		209,937.768	7.92	1,662,707
Qualified XII (0.60)		219,117.929	7.71	1,689,399
Qualified XII (0.65)		519,114.519	7.69	3,991,991
Qualified XII (0.70)		320,539.871	7.68	2,461,746
Qualified XII (0.75)		632,228.406	7.66	4,842,870
Qualified XII (0.80)		893,653.847	7.89	7,050,929
Qualified XII (0.85)		985,768.906	7.63	7,521,417
Qualified XII (0.90)		78,804.125	7.86	619,400
Qualified XII (0.95)		971,117.104	7.60	7,380,490
Qualified XII (1.00)		2,328,633.046	7.84	18,256,483
Qualified XII (1.05)		203,871.573	7.82	1,594,276
Qualified XII (1.10)		235,938.134	7.81	1,842,677
Qualified XII (1.15)		185,791.220	7.78	1,445,456
Qualified XII (1.20)		60,842.008	7.53	458,140
Qualified XII (1.25)		167,991.054	7.75	1,301,931
Qualified XII (1.30)		13,901.935	7.73	107,462
Qualified XII (1.35)		11,993.813	7.49	89,834
Qualified XII (1.40)		55,676.391	7.47	415,903
Qualified XII (1.45)		4,745.567	7.46	35,402
Qualified XII (1.50)		11,581.075	7.44	86,163
Qualified XIII		24.866	7.60	189
Qualified XV		94,485.232	7.60	718,088
Qualified XVI		220,931.461	7.44	1,643,730
Qualified XVII		14,496.355	7.52	109,013
Qualified XVIII		32,220.206	7.52	242,296
Qualified XXV		139,193.967	7.66	1,066,226
Qualified XXVI		58,039.735	7.62	442,263
Qualified XXVII		4,008,264.746	7.64	30,623,143
Qualified XXVIII		458,591.603	7.64	3,503,640
Qualified XXXII		17,665.652	7.52	132,846
Qualified XXII		95.258	7.75	738
Qualified XXXVI		71,144.106	7.72	549,233
Qualified XXXVIII		192,209.714	5.55	1,066,764
Qualified XLIII		18,897.888	5.53	104,505
Qualified LIII		256,599.937	8.13	2,086,157
Qualified LIV		76,133.905	8.08	615,162
Qualified LVI		186,941.583	8.17	1,527,313
Qualified LIX		113,452.053	7.76	880,388
		26,222,934.336		$ 200,072,729

	302

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	2,299.143	$ 7.91	$ 18,186
ING MAP PLUS NP8	1,352.153	7.77	10,506
ING MAP PLUS NP11	9,310.926	7.72	71,880
ING MAP PLUS NP12	5,339.326	7.70	41,113
ING MAP PLUS NP20	12,722.608	7.55	96,056
ING MAP PLUS NP26	37.995	7.44	283
Qualified VI	7.705	5.56	43
Qualified XII (1.00)	6,034.208	5.66	34,154
	37,104.064		$ 272,221
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	103,133.008	$ 7.20	$ 742,558

ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	82,875.859	$5.91 to $9.90	$ 736,608
Contracts in accumulation period:
ING Custom Choice 62	3,182.259	8.12	25,840
Qualified V	1,628.782	14.83	24,155
Qualified VI	2,863,918.288	14.84	42,500,547
Qualified VIII	1,803.238	15.14	27,301
Qualified X (1.15)	152,373.054	16.85	2,567,486
Qualified X (1.25)	193,057.107	16.63	3,210,540
Qualified XII (0.00)	21,905.206	10.28	225,186
Qualified XII (0.05)	22,315.507	16.30	363,743
Qualified XII (0.10)	204.892	10.17	2,084
Qualified XII (0.20)	79,027.050	10.06	795,012
Qualified XII (0.25)	3,113.428	10.01	31,165
Qualified XII (0.30)	289,012.715	9.95	2,875,677
Qualified XII (0.35)	10,910.460	9.90	108,014
Qualified XII (0.40)	88,083.941	15.02	1,323,021
Qualified XII (0.45)	361.357	9.80	3,541
Qualified XII (0.50)	316,428.927	10.18	3,221,246
Qualified XII (0.55)	82,227.363	9.69	796,783
Qualified XII (0.60)	219,788.133	9.64	2,118,758
Qualified XII (0.65)	176,699.754	9.59	1,694,551
Qualified XII (0.70)	250,547.829	9.54	2,390,226
Qualified XII (0.75)	347,978.751	9.49	3,302,318
Qualified XII (0.80)	352,773.086	10.40	3,668,840
Qualified XII (0.85)	321,690.549	14.38	4,625,910
Qualified XII (0.90)	22,561.831	9.99	225,393
Qualified XII (0.95)	774,473.124	14.20	10,997,518
Qualified XII (1.00)	877,473.364	14.11	12,381,149
Qualified XII (1.05)	68,507.693	14.02	960,478
Qualified XII (1.10)	69,701.755	13.94	971,642
Qualified XII (1.15)	63,751.910	13.85	882,964
Qualified XII (1.20)	19,536.759	13.76	268,826

303

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class (continued)
Qualified XII (1.25)	85,841.534	$ 13.67	$ 1,173,454
Qualified XII (1.30)	5,199.026	13.59	70,655
Qualified XII (1.35)	2,264.842	13.50	30,575
Qualified XII (1.40)	12,536.661	13.42	168,242
Qualified XII (1.45)	2,101.446	13.33	28,012
Qualified XII (1.50)	1,334.940	13.25	17,688
Qualified XIII	205.223	15.41	3,162
Qualified XV	5,829.199	15.39	89,711
Qualified XVI	104,429.728	14.41	1,504,832
Qualified XVII	9,893.265	14.84	146,816
Qualified XVIII	10,681.473	16.63	177,633
Qualified XXI	44,470.566	15.61	694,186
Qualified XXV	12,784.682	15.47	197,779
Qualified XXVI	11,625.760	15.28	177,642
Qualified XXVII	1,193,388.078	17.48	20,860,424
Qualified XXVIII	630,309.015	17.43	10,986,286
Qualified XXXII	7,793.540	8.20	63,907
Qualified XXXIII (0.65)	9,513.059	8.42	80,100
Qualified XXII	51.391	15.98	821
Qualified XXXVI	10,647.351	8.48	90,290
Qualified XXXVIII	75,352.713	5.65	425,743
Qualified XLIII	4,117.563	5.63	23,182
Qualified LIII	35,576.889	8.12	288,884
Qualified LIV	54,368.595	8.07	438,755
Qualified LVI	81,168.527	8.16	662,335
Qualified LIX	5,578.472	8.56	47,752
	10,194,977.509		$ 141,775,388
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP1	9,729.579	$ 8.15	$ 79,296
ING MAP PLUS NP8	2,221.898	8.01	17,797
ING MAP PLUS NP9	3,000.922	7.99	23,977
ING MAP PLUS NP10	14,305.163	7.97	114,012
ING MAP PLUS NP11	43,179.800	7.95	343,279
ING MAP PLUS NP15	10,111.924	7.87	79,581
ING MAP PLUS NP17	11,813.235	7.84	92,616
ING MAP PLUS NP19	248.904	7.80	1,941
ING MAP PLUS NP21	1,472.347	7.76	11,425
ING MAP PLUS NP22	251.411	7.74	1,946
ING MAP PLUS NP24	169.048	7.70	1,302
ING MAP PLUS NP25	3,085.557	7.68	23,697
ING MAP PLUS NP26	4,265.210	7.66	32,672
ING MAP PLUS NP27	467.224	7.65	3,574
ING MAP PLUS NP30	1,854.621	7.59	14,077
ING MAP PLUS NP32	13.079	7.55	99
Qualified XII (1.00)	19,947.190	8.84	176,333
	126,137.112		$ 1,017,624

304

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	22,686.761	$ 6.31	$ 143,153

ING Templeton Foreign Equity Portfolio - Initial
Class
Currently payable annuity contracts:	222,835.570	$6.23 to $6.25	$ 1,392,420
Contracts in accumulation period:
ING Custom Choice 62	137.643	6.28	864
Qualified V	1,445.339	6.28	9,077
Qualified VI	2,950,264.500	6.28	18,527,661
Qualified VIII	26,256.503	6.28	164,891
Qualified X (1.15)	309,317.390	6.29	1,945,606
Qualified X (1.25)	229,208.244	6.28	1,439,428
Qualified XII (0.00)	6,547.036	6.34	41,508
Qualified XII (0.05)	43,786.944	6.30	275,858
Qualified XII (0.10)	481.782	6.34	3,055
Qualified XII (0.20)	35,676.618	6.33	225,833
Qualified XII (0.25)	6,036.496	6.33	38,211
Qualified XII (0.30)	54,109.878	6.33	342,516
Qualified XII (0.35)	5,716.506	6.33	36,185
Qualified XII (0.40)	17,867.786	6.32	112,924
Qualified XII (0.45)	152.935	6.32	967
Qualified XII (0.50)	245,016.715	6.32	1,548,506
Qualified XII (0.55)	73,809.774	6.32	466,478
Qualified XII (0.60)	49,258.454	6.32	311,313
Qualified XII (0.65)	504,314.586	6.31	3,182,225
Qualified XII (0.70)	243,350.930	6.31	1,535,544
Qualified XII (0.75)	187,578.593	6.31	1,183,621
Qualified XII (0.80)	385,344.732	6.31	2,431,525
Qualified XII (0.85)	549,115.100	6.30	3,459,425
Qualified XII (0.90)	31,935.903	6.30	201,196
Qualified XII (0.95)	378,454.552	6.30	2,384,264
Qualified XII (1.00)	1,233,293.921	6.30	7,769,752
Qualified XII (1.05)	54,247.226	6.29	341,215
Qualified XII (1.10)	47,146.998	6.29	296,555
Qualified XII (1.15)	64,548.259	6.29	406,009
Qualified XII (1.20)	6,568.135	6.29	41,314
Qualified XII (1.25)	45,956.723	6.28	288,608
Qualified XII (1.30)	2,079.852	6.28	13,061
Qualified XII (1.35)	16.311	6.28	102
Qualified XII (1.40)	11,536.404	6.28	72,449
Qualified XII (1.45)	2,351.694	6.28	14,769
Qualified XII (1.50)	4,559.169	6.27	28,586
Qualified XV	55,720.524	6.30	351,039
Qualified XVI	86,034.766	6.27	539,438
Qualified XVII	859.826	6.28	5,400
Qualified XVIII	11,960.734	6.28	75,113
Qualified XXV	7,439.488	6.31	46,943

305

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Initial
Class (continued)
Qualified XXVI	1,690.062	$ 6.30	$ 10,647
Qualified XXVII	3,048,126.814	6.25	19,050,793
Qualified XXVIII	561,920.614	6.25	3,512,004
Qualified XXXII	47,388.177	6.28	297,598
Qualified XXXIII (0.65)	46.063	6.31	291
Qualified XXXVI	26,651.296	6.32	168,436
Qualified XXXVIII	75,532.352	6.34	478,875
Qualified XLIII	75.188	6.32	475
Qualified LIII	28,930.380	6.32	182,840
Qualified LIV	25,434.843	6.31	160,494
Qualified LVI	16,456.242	6.33	104,168
Qualified LIX	14,277.655	6.32	90,235
	12,038,870.225		$ 75,608,310
ING Templeton Foreign Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP1	2,445.205	$ 7.71	$ 18,853
ING MAP PLUS NP12	276.746	7.60	2,103
ING MAP PLUS NP23	597.656	7.49	4,476
ING MAP PLUS NP25	1,871.505	7.47	13,980
ING MAP PLUS NP29	115.704	7.43	860
	5,306.816		$ 40,272
ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	39,135.088	$ 7.53	$ 294,687

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	48,257.708	$4.48 to $17.41	$ 417,286
Contracts in accumulation period:
Qualified V	694.422	17.07	11,854
Qualified VI	863,983.811	17.41	15,041,958
Qualified VIII	3,451.025	14.95	51,593
Qualified X (1.15)	35,736.190	7.65	273,382
Qualified X (1.25)	105,253.053	7.57	796,766
Qualified XII (0.00)	3,619.936	8.74	31,638
Qualified XII (0.05)	10,204.558	19.12	195,111
Qualified XII (0.10)	73.960	8.65	640
Qualified XII (0.20)	23,159.458	8.56	198,245
Qualified XII (0.25)	1,181.615	8.52	10,067
Qualified XII (0.30)	52,011.639	8.47	440,539
Qualified XII (0.35)	2,014.687	8.43	16,984
Qualified XII (0.40)	9,541.515	12.31	117,456
Qualified XII (0.45)	5.885	8.34	49
Qualified XII (0.50)	75,191.998	8.80	661,690
Qualified XII (0.55)	48,395.278	8.25	399,261
Qualified XII (0.60)	27,438.302	8.20	224,994
Qualified XII (0.65)	84,038.743	8.16	685,756
Qualified XII (0.70)	82,621.696	8.12	670,888

306

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
(continued)
Qualified XII (0.75)	181,449.587	$ 8.08	$ 1,466,113
Qualified XII (0.80)	153,636.359	9.09	1,396,555
Qualified XII (0.85)	242,543.494	11.79	2,859,588
Qualified XII (0.90)	15,424.877	8.70	134,196
Qualified XII (0.95)	165,116.680	11.64	1,921,958
Qualified XII (1.00)	596,197.474	11.56	6,892,043
Qualified XII (1.05)	33,324.064	11.49	382,894
Qualified XII (1.10)	39,511.623	11.42	451,223
Qualified XII (1.15)	32,102.014	11.35	364,358
Qualified XII (1.20)	11,151.111	11.28	125,785
Qualified XII (1.25)	20,170.383	11.21	226,110
Qualified XII (1.30)	1,281.506	11.13	14,263
Qualified XII (1.40)	10,669.888	10.99	117,262
Qualified XII (1.45)	1,276.794	10.93	13,955
Qualified XII (1.50)	474.398	10.86	5,152
Qualified XV	13,688.306	18.05	247,074
Qualified XVI	19,684.205	16.91	332,860
Qualified XVII	180.937	17.41	3,150
Qualified XVIII	4,106.223	7.57	31,084
Qualified XXV	5,893.676	18.14	106,911
Qualified XXVI	2,012.571	17.92	36,065
Qualified XXVII	905,418.855	21.60	19,557,047
Qualified XXVIII	171,755.603	21.54	3,699,616
Qualified XXXII	2,411.648	8.41	20,282
Qualified XXXVI	9,131.097	7.35	67,114
Qualified XXXVIII	45,982.728	5.74	263,941
Qualified XLIII	314.509	5.72	1,799
Qualified LIII	19,225.491	8.07	155,150
Qualified LIV	22,881.355	8.01	183,280
Qualified LVI	15,771.011	8.10	127,745
Qualified LIX	4,690.314	7.42	34,802
	4,224,354.260		$ 61,485,532
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	6,339.471	$ 6.75	$ 42,791

307

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
Currently payable annuity contracts:	54,403.229	$7.96 to $8.68	$ 464,729
Contracts in accumulation period:
ING Custom Choice 62	568.889	8.31	4,727
Qualified V	745.292	11.11	8,280
Qualified VI	2,251,578.505	11.40	25,667,995
Qualified VII	33,642.719	9.67	325,325
Qualified VIII	7,248.477	9.61	69,658
Qualified IX	2,601.154	9.71	25,257
Qualified X (1.15)	74,807.299	11.57	865,520
Qualified X (1.25)	186,231.559	11.40	2,123,040
Qualified XII (0.00)	7,482.343	8.17	61,131
Qualified XII (0.05)	16,899.011	12.52	211,576
Qualified XII (0.10)	106.174	8.09	859
Qualified XII (0.20)	22,964.434	8.00	183,715
Qualified XII (0.25)	16,485.069	7.96	131,221
Qualified XII (0.30)	54,021.506	7.92	427,850
Qualified XII (0.35)	7,130.429	7.88	56,188
Qualified XII (0.40)	5,858.218	7.88	46,163
Qualified XII (0.45)	848.570	7.79	6,610
Qualified XII (0.50)	137,354.615	8.16	1,120,814
Qualified XII (0.55)	48,469.913	7.71	373,703
Qualified XII (0.60)	35,708.076	7.67	273,881
Qualified XII (0.65)	95,392.332	7.63	727,843
Qualified XII (0.70)	117,322.660	7.59	890,479
Qualified XII (0.75)	200,877.240	7.55	1,516,623
Qualified XII (0.80)	225,785.514	8.31	1,876,278
Qualified XII (0.85)	418,815.975	7.55	3,162,061
Qualified XII (0.90)	18,341.398	8.01	146,915
Qualified XII (0.95)	324,278.693	7.45	2,415,876
Qualified XII (1.00)	457,400.229	7.41	3,389,336
Qualified XII (1.05)	24,797.785	7.36	182,512
Qualified XII (1.10)	24,844.145	7.31	181,611
Qualified XII (1.15)	84,565.197	7.27	614,789
Qualified XII (1.20)	5,386.756	7.22	38,892
Qualified XII (1.25)	35,916.643	7.17	257,522
Qualified XII (1.30)	1,068.682	7.13	7,620
Qualified XII (1.35)	579.205	7.08	4,101
Qualified XII (1.40)	11,581.450	7.04	81,533
Qualified XII (1.45)	1,382.340	7.00	9,676
Qualified XII (1.50)	1,271.498	6.95	8,837
Qualified XIII	1,302.078	11.84	15,417
Qualified XV	13,555.201	11.82	160,222
Qualified XVI	63,478.550	11.07	702,708
Qualified XVII	23,026.789	11.40	262,505
Qualified XVIII	12,344.652	11.40	140,729
Qualified XIX	2,116.652	7.52	15,917
Qualified XX	1,221.398	9.88	12,067

308

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class (continued)
Qualified XXV	8,162.276	$ 11.88	$ 96,968
Qualified XXVI	4,162.906	11.73	48,831
Qualified XXVII	737,123.533	11.03	8,130,473
Qualified XXVIII	368,505.754	11.00	4,053,563
Qualified XXX	35,271.256	9.68	341,426
Qualified XXXII	57,233.622	8.51	487,058
Qualified XXIX	2,133.647	9.88	21,080
Qualified XXXVI	30,699.381	7.89	242,218
Qualified XXXVIII	57,509.377	5.75	330,679
Qualified XLIII	221.002	5.74	1,269
Qualified LIII	51,308.906	7.80	400,209
Qualified LIV	34,978.379	7.75	271,082
Qualified LVI	68,370.968	7.84	536,028
Qualified LIX	5,755.778	7.97	45,874
	6,593,245.328		$ 64,277,069
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Qualified XII (1.00)	879.774	$ 6.56	$ 5,771

ING Van Kampen Comstock Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	28,073.823	$ 7.35	$ 206,343

ING Van Kampen Comstock Portfolio - Service Class
Currently payable annuity contracts:	133,747.540	$7.90 to $8.77	$ 1,160,663
Contracts in accumulation period:
ING Custom Choice 62	4,094.800	8.21	33,618
ING MAP PLUS NP4	11,434.239	8.38	95,819
ING MAP PLUS NP8	4,684.008	8.30	38,877
ING MAP PLUS NP9	7,537.168	8.28	62,408
ING MAP PLUS NP10	4.188	8.26	35
ING MAP PLUS NP11	61,633.312	8.24	507,858
ING MAP PLUS NP15	20,106.714	8.16	164,071
ING MAP PLUS NP17	19,079.287	8.12	154,924
ING MAP PLUS NP18	285.867	8.10	2,316
ING MAP PLUS NP19	1,934.853	8.08	15,634
ING MAP PLUS NP20	209.053	8.06	1,685
ING MAP PLUS NP21	3,959.216	8.04	31,832
ING MAP PLUS NP22	1,157.920	8.02	9,287
ING MAP PLUS NP23	15,243.452	8.00	121,948
ING MAP PLUS NP24	1,376.566	7.98	10,985
ING MAP PLUS NP26	642.936	7.94	5,105
ING MAP PLUS NP28	3,541.696	7.90	27,979
ING MAP PLUS NP29	726.835	7.88	5,727
ING MAP PLUS NP32	12.364	7.82	97
Qualified V	332.530	8.59	2,856
Qualified VI	1,203,907.562	8.68	10,449,918

309

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
(continued)
Qualified X (1.15)	58,062.241	$ 8.74	$ 507,464
Qualified X (1.25)	194,660.495	8.68	1,689,653
Qualified XII (0.00)	6,993.468	9.44	66,018
Qualified XII (0.10)	104.085	9.38	976
Qualified XII (0.30)	24,161.301	9.25	223,492
Qualified XII (0.35)	317.299	9.22	2,926
Qualified XII (0.40)	11,514.418	9.19	105,818
Qualified XII (0.50)	144,880.249	9.13	1,322,757
Qualified XII (0.55)	32,182.445	9.10	292,860
Qualified XII (0.60)	31,411.432	9.07	284,902
Qualified XII (0.65)	150,798.433	9.04	1,363,218
Qualified XII (0.70)	46,060.060	9.01	415,001
Qualified XII (0.75)	391,246.723	8.98	3,513,396
Qualified XII (0.80)	87,715.057	8.95	785,050
Qualified XII (0.85)	146,396.450	8.92	1,305,856
Qualified XII (0.90)	48,408.234	8.89	430,349
Qualified XII (0.95)	114,381.356	8.86	1,013,419
Qualified XII (1.00)	626,095.792	8.83	5,528,426
Qualified XII (1.05)	22,049.485	8.80	194,035
Qualified XII (1.10)	19,116.400	8.77	167,651
Qualified XII (1.15)	23,296.578	8.74	203,612
Qualified XII (1.20)	4,314.056	8.71	37,575
Qualified XII (1.25)	71,894.766	8.68	624,047
Qualified XII (1.30)	368.606	8.65	3,188
Qualified XII (1.35)	353.655	8.62	3,049
Qualified XII (1.40)	2,835.758	8.59	24,359
Qualified XII (1.45)	2,224.513	8.57	19,064
Qualified XII (1.50)	39.896	8.54	341
Qualified XV	2,347.231	8.86	20,796
Qualified XVI	29,781.550	8.54	254,334
Qualified XVII	1,426.280	8.68	12,380
Qualified XVIII	5,263.082	8.83	46,473
Qualified XXV	5,120.921	8.98	45,986
Qualified XXVI	1,252.291	8.89	11,133
Qualified XXVII	824,062.143	10.31	8,496,081
Qualified XXXII	3,976.975	8.54	33,963
Qualified XXXIII (0.65)	12,509.276	9.18	114,835
Qualified XXXVIII	62,696.140	6.05	379,312
Qualified XLIII	1,749.904	6.03	10,552
Qualified LIII	11,516.753	7.62	87,758
Qualified LIV	46,203.527	7.57	349,761
Qualified LVI	6,774.528	7.65	51,825
Qualified LIX	2,907.562	9.24	26,866
	4,775,123.520		$ 42,974,199

310

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV		34,718.452	$ 8.88	$ 308,300

ING Van Kampen Equity and Income Portfolio -
Initial Class
Currently payable annuity contracts:		317,584.966	$8.98 to $9.33	$ 2,953,576
Contracts in accumulation period:
Qualified V		3,158.738	9.15	28,902
Qualified VI		7,957,358.243	9.20	73,207,696
Qualified VIII		14,126.048	9.20	129,960
Qualified X (1.15)		431,866.754	9.24	3,990,449
Qualified X (1.25)		786,937.018	9.20	7,239,821
Qualified XII (0.00)		26,805.709	9.66	258,943
Qualified XII (0.05)		108,398.827	10.03	1,087,240
Qualified XII (0.10)		607.334	9.62	5,843
Qualified XII (0.20)		146,260.667	9.89	1,446,518
Qualified XII (0.25)		12,532.054	9.88	123,817
Qualified XII (0.30)		895,039.193	9.55	8,547,624
Qualified XII (0.35)		16,731.554	9.84	164,638
Qualified XII (0.40)		80,134.634	9.81	786,121
Qualified XII (0.45)		147.100	9.49	1,396
Qualified XII (0.50)		633,249.921	9.82	6,218,514
Qualified XII (0.55)		185,525.004	9.74	1,807,014
Qualified XII (0.60)		297,636.020	9.72	2,893,022
Qualified XII (0.65)		685,885.081	9.42	6,461,037
Qualified XII (0.70)		375,078.507	9.66	3,623,258
Qualified XII (0.75)		855,619.147	9.38	8,025,708
Qualified XII (0.80)		851,813.675	9.70	8,262,593
Qualified XII (0.85)		759,859.608	9.69	7,363,040
Qualified XII (0.90)		54,955.419	9.66	530,869
Qualified XII (0.95)		954,043.905	9.65	9,206,524
Qualified XII (1.00)		2,829,579.043	9.63	27,248,846
Qualified XII (1.05)		357,526.769	9.27	3,314,273
Qualified XII (1.10)		301,980.441	9.59	2,895,992
Qualified XII (1.15)		173,778.545	9.56	1,661,323
Qualified XII (1.20)		68,006.509	9.22	627,020
Qualified XII (1.25)		298,358.036	9.52	2,840,369
Qualified XII (1.30)		16,213.027	9.50	154,024
Qualified XII (1.35)		3,353.636	9.17	30,753
Qualified XII (1.40)		43,640.886	9.69	422,880
Qualified XII (1.45)		13,615.170	9.13	124,307
Qualified XII (1.50)		7,418.089	9.11	67,579
Qualified XIII		25.773	9.31	240
Qualified XV		22,735.671	9.31	211,669
Qualified XVI		213,576.360	9.11	1,945,681
Qualified XVII		1,105.765	9.20	10,173
Qualified XVIII		30,298.935	9.20	278,750
Qualified XXI		234,750.850	9.37	2,199,615

	311

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Initial Class (continued)
Qualified XXV	131,224.818	$ 9.38	$ 1,230,889
Qualified XXVI	17,821.794	9.33	166,277
Qualified XXVII	1,423,376.749	9.31	13,251,638
Qualified XXXII	18,209.135	9.20	167,524
Qualified XXXIII (0.65)	20,796.070	9.42	195,899
Qualified XXXVI	37,120.829	9.46	351,163
Qualified XXXVIII	105,356.169	7.51	791,225
Qualified XLIII	6,347.344	7.48	47,478
Qualified LIII	71,768.252	9.67	693,999
Qualified LIV	70,262.022	9.61	675,218
Qualified LVI	94,484.197	9.72	918,386
Qualified LIX	11,392.715	9.50	108,231
	23,075,478.725		$ 216,995,544
ING Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Qualified VI	0.038	$ 29.41	$ 1
Qualified XII (0.60)	4.333	30.80	133
Qualified XII (1.00)	5,247.742	29.94	157,117
	5,252.113		$ 157,251
ING VP Strategic Allocation Conservative Portfolio -
Class I
Currently payable annuity contracts:	81,168.235	$8.90 to $14.72	$ 796,983
Contracts in accumulation period:
ING MAP PLUS NP1	4,856.189	9.60	46,619
ING MAP PLUS NP4	2,180.322	9.53	20,778
ING MAP PLUS NP9	11,446.351	9.41	107,710
ING MAP PLUS NP10	2,868.916	9.39	26,939
ING MAP PLUS NP11	9,618.552	9.37	90,126
ING MAP PLUS NP12	12,139.835	9.34	113,386
ING MAP PLUS NP14	306.563	9.30	2,851
ING MAP PLUS NP15	26.282	9.27	244
ING MAP PLUS NP17	4,565.073	9.23	42,136
ING MAP PLUS NP18	9,649.130	9.21	88,868
ING MAP PLUS NP19	6,339.488	9.18	58,197
ING MAP PLUS NP20	14,986.127	9.16	137,273
ING MAP PLUS NP21	22,668.183	9.14	207,187
ING MAP PLUS NP22	687.264	9.12	6,268
ING MAP PLUS NP23	4,612.444	9.09	41,927
ING MAP PLUS NP25	281.666	9.05	2,549
ING MAP PLUS NP26	28,856.087	9.03	260,570
ING MAP PLUS NP28	5,749.455	8.98	51,630
ING MAP PLUS NP29	525.820	8.96	4,711
ING MAP PLUS NP30	39.238	8.94	351
Qualified V	164.316	14.41	2,368
Qualified VI	456,136.328	14.72	6,714,327
Qualified X (1.15)	65,112.102	14.98	975,379
Qualified X (1.25)	41,203.652	14.78	608,990
Qualified XII (0.00)	5,533.893	11.82	65,411

312

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Conservative Portfolio -
Class I (continued)
Qualified XII (0.05)	11,572.133	$ 16.17	$ 187,121
Qualified XII (0.10)	8.974	11.70	105
Qualified XII (0.20)	32.283	11.57	374
Qualified XII (0.25)	1,190.294	11.51	13,700
Qualified XII (0.30)	34,020.856	11.45	389,539
Qualified XII (0.35)	416.696	11.39	4,746
Qualified XII (0.40)	52,219.496	14.75	770,238
Qualified XII (0.45)	20.571	11.27	232
Qualified XII (0.50)	36,749.185	11.46	421,146
Qualified XII (0.55)	17,010.569	11.15	189,668
Qualified XII (0.60)	35,695.212	11.09	395,860
Qualified XII (0.65)	947.519	11.03	10,451
Qualified XII (0.70)	38,507.370	10.98	422,811
Qualified XII (0.75)	62,489.041	10.92	682,380
Qualified XII (0.80)	54,011.624	11.26	608,171
Qualified XII (0.85)	61,179.217	14.12	863,851
Qualified XII (0.90)	7,713.832	11.07	85,392
Qualified XII (0.95)	93,025.984	13.95	1,297,712
Qualified XII (1.00)	268,083.488	13.86	3,715,637
Qualified XII (1.05)	18,748.185	13.77	258,163
Qualified XII (1.10)	39,158.391	13.68	535,687
Qualified XII (1.15)	39,250.788	13.60	533,811
Qualified XII (1.20)	5,189.453	13.51	70,110
Qualified XII (1.25)	22,603.912	13.43	303,571
Qualified XII (1.30)	2,937.189	13.34	39,182
Qualified XII (1.35)	15.837	13.26	210
Qualified XII (1.40)	10,065.328	13.17	132,560
Qualified XII (1.45)	1,563.603	13.09	20,468
Qualified XII (1.50)	247.142	13.01	3,215
Qualified XV	1,238.537	15.26	18,900
Qualified XVI	16,069.171	14.29	229,628
Qualified XVII	12,346.897	15.33	189,278
Qualified XVIII	18,274.145	15.39	281,239
Qualified XXV	7,557.893	15.53	117,374
Qualified XXVI	925.613	15.34	14,199
Qualified XXVII	89,653.367	15.03	1,347,490
Qualified XXVIII	38,488.740	14.98	576,561
Qualified XXXII	2,030.881	9.39	19,070
Qualified XXXIII (0.65)	4,533.186	10.19	46,193
Qualified XXXVI	6,206.687	10.27	63,743
Qualified XXXVIII	2,700.297	7.64	20,630
Qualified LIII	10,417.281	9.16	95,422
Qualified LIV	7,500.370	9.10	68,253
Qualified LVI	34,769.061	9.21	320,223
Qualified LIX	192.340	10.40	2,000
	1,959,300.149		$ 25,840,092

313

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth Portfolio -
Class I
Currently payable annuity contracts:		62,933.874	$7.21 to $9.37	$ 564,098
Contracts in accumulation period:
ING MAP PLUS NP1		6,757.688	8.80	59,468
ING MAP PLUS NP4		56,778.765	8.73	495,679
ING MAP PLUS NP9		21,571.794	8.63	186,165
ING MAP PLUS NP10		2,026.187	8.61	17,445
ING MAP PLUS NP11		8,033.845	8.59	69,011
ING MAP PLUS NP12		24,250.831	8.56	207,587
ING MAP PLUS NP14		809.972	8.52	6,901
ING MAP PLUS NP15		804.742	8.50	6,840
ING MAP PLUS NP17		28,740.862	8.46	243,148
ING MAP PLUS NP18		88.314	8.44	745
ING MAP PLUS NP19		4,213.335	8.42	35,476
ING MAP PLUS NP20		41,271.149	8.40	346,678
ING MAP PLUS NP21		35,346.377	8.38	296,203
ING MAP PLUS NP22		1,714.211	8.36	14,331
ING MAP PLUS NP23		1,308.140	8.34	10,910
ING MAP PLUS NP25		163.314	8.30	1,356
ING MAP PLUS NP26		18,429.591	8.28	152,597
ING MAP PLUS NP28		4,982.927	8.23	41,009
ING MAP PLUS NP29		303.864	8.21	2,495
ING MAP PLUS NP30		197.177	8.19	1,615
Qualified V		726.200	13.37	9,709
Qualified VI		1,321,160.941	13.66	18,047,058
Qualified VIII		8.581	13.65	117
Qualified X (1.15)		113,612.869	14.24	1,617,847
Qualified X (1.25)		78,269.902	14.05	1,099,692
Qualified XII (0.00)		8,393.445	9.30	78,059
Qualified XII (0.05)		5,060.753	15.01	75,962
Qualified XII (0.20)		371.353	9.11	3,383
Qualified XII (0.25)		1,423.455	9.06	12,897
Qualified XII (0.30)		37,172.011	9.01	334,920
Qualified XII (0.35)		3,377.727	8.96	30,264
Qualified XII (0.40)		24,458.574	13.19	322,609
Qualified XII (0.50)		129,715.275	9.13	1,184,300
Qualified XII (0.55)		90,646.007	8.77	794,965
Qualified XII (0.60)		132,592.982	8.73	1,157,537
Qualified XII (0.65)		34,645.377	8.68	300,722
Qualified XII (0.70)		114,956.442	8.64	993,224
Qualified XII (0.75)		107,712.719	8.59	925,252
Qualified XII (0.80)		110,112.211	9.09	1,000,920
Qualified XII (0.85)		137,569.244	12.63	1,737,500
Qualified XII (0.90)		26,263.223	8.86	232,692
Qualified XII (0.95)		137,772.624	12.47	1,718,025
Qualified XII (1.00)		412,933.562	12.39	5,116,247
Qualified XII (1.05)		75,844.820	12.32	934,408
Qualified XII (1.10)		66,139.373	12.24	809,546

	314

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth Portfolio -
Class I (continued)
Qualified XII (1.15)	79,897.366	$ 12.16	$ 971,552
Qualified XII (1.20)	9,594.358	12.08	115,900
Qualified XII (1.25)	43,263.356	12.01	519,593
Qualified XII (1.30)	80.521	11.93	961
Qualified XII (1.40)	14,197.668	11.78	167,249
Qualified XII (1.45)	310.787	11.71	3,639
Qualified XII (1.50)	2,745.298	11.63	31,928
Qualified XIII	618.648	14.19	8,779
Qualified XV	4,894.963	14.16	69,313
Qualified XVI	39,316.197	13.27	521,726
Qualified XVIII	2,898.635	14.63	42,407
Qualified XXV	7,952.546	14.41	114,596
Qualified XXVI	408.199	14.23	5,809
Qualified XXVII	141,655.061	13.95	1,976,088
Qualified XXVIII	160,904.365	13.91	2,238,180
Qualified XXXII	6,824.589	8.76	59,783
Qualified XXXIII (0.65)	1,561.489	9.06	14,147
Qualified XXII	1,446.216	14.71	21,274
Qualified XXXVI	7,566.050	9.14	69,154
Qualified XXXVIII	25,964.222	6.32	164,094
Qualified XLIII	39.189	6.30	247
Qualified LIII	6,144.583	8.29	50,939
Qualified LIV	19,418.320	8.24	160,007
Qualified LVI	25,444.450	8.34	212,207
Qualified LIX	4,072.120	9.25	37,667
	4,098,885.825		$ 48,874,851
ING VP Strategic Allocation Moderate Portfolio -
Class I
Currently payable annuity contracts:	104,162.597	$8.07 to $9.94	$ 959,699
Contracts in accumulation period:
ING MAP PLUS NP1	7,765.867	9.17	71,213
ING MAP PLUS NP4	8,708.032	9.10	79,243
ING MAP PLUS NP9	17,954.261	8.99	161,409
ING MAP PLUS NP10	1,245.610	8.97	11,173
ING MAP PLUS NP11	55,236.715	8.95	494,369
ING MAP PLUS NP12	74,116.601	8.92	661,120
ING MAP PLUS NP13	233.720	8.90	2,080
ING MAP PLUS NP14	1,473.766	8.88	13,087
ING MAP PLUS NP15	22,936.404	8.86	203,217
ING MAP PLUS NP17	45,902.146	8.81	404,398
ING MAP PLUS NP18	3,130.904	8.79	27,521
ING MAP PLUS NP19	19,262.559	8.77	168,933
ING MAP PLUS NP20	31,530.184	8.75	275,889
ING MAP PLUS NP21	23,620.213	8.73	206,204
ING MAP PLUS NP22	5,294.320	8.71	46,114
ING MAP PLUS NP23	6,008.124	8.69	52,211
ING MAP PLUS NP25	28.774	8.64	249
ING MAP PLUS NP26	40,700.998	8.62	350,843

315

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Moderate Portfolio -
Class I (continued)
ING MAP PLUS NP28	3,689.693	$ 8.58	$ 31,658
ING MAP PLUS NP29	928.159	8.56	7,945
ING MAP PLUS NP30	292.347	8.54	2,497
Qualified V	733.046	13.67	10,021
Qualified VI	1,080,869.637	13.97	15,099,749
Qualified VIII	365.481	13.95	5,098
Qualified X (1.15)	70,919.580	14.49	1,027,625
Qualified X (1.25)	67,904.241	14.30	971,031
Qualified XII (0.00)	1,798.278	10.29	18,504
Qualified XII (0.05)	3,270.155	15.34	50,164
Qualified XII (0.20)	162.100	10.07	1,632
Qualified XII (0.25)	6,618.172	10.02	66,314
Qualified XII (0.30)	52,427.731	9.96	522,180
Qualified XII (0.35)	3,585.446	9.91	35,532
Qualified XII (0.40)	59,917.112	13.70	820,864
Qualified XII (0.45)	33.528	9.81	329
Qualified XII (0.50)	156,719.288	10.04	1,573,462
Qualified XII (0.55)	311,073.588	9.70	3,017,414
Qualified XII (0.60)	123,282.310	9.65	1,189,674
Qualified XII (0.65)	25,794.524	9.60	247,627
Qualified XII (0.70)	111,872.607	9.55	1,068,383
Qualified XII (0.75)	108,882.097	9.50	1,034,380
Qualified XII (0.80)	111,012.694	9.96	1,105,686
Qualified XII (0.85)	92,821.034	13.13	1,218,740
Qualified XII (0.90)	19,693.916	9.73	191,622
Qualified XII (0.95)	149,654.677	12.96	1,939,525
Qualified XII (1.00)	243,241.332	12.88	3,132,948
Qualified XII (1.05)	62,347.304	12.80	798,045
Qualified XII (1.10)	81,075.332	12.72	1,031,278
Qualified XII (1.15)	86,697.297	12.64	1,095,854
Qualified XII (1.20)	12,123.331	12.56	152,269
Qualified XII (1.25)	47,688.405	12.48	595,151
Qualified XII (1.30)	4,119.297	12.40	51,079
Qualified XII (1.35)	15.957	12.32	197
Qualified XII (1.40)	24,561.053	12.24	300,627
Qualified XII (1.45)	871.260	12.17	10,603
Qualified XII (1.50)	1,271.555	12.09	15,373
Qualified XIII	630.913	14.50	9,148
Qualified XV	3,450.829	14.48	49,968
Qualified XVI	23,547.752	13.56	319,308
Qualified XVIII	5,130.433	14.89	76,392
Qualified XXV	2,784.687	14.74	41,046
Qualified XXVII	111,966.088	14.26	1,596,636
Qualified XXVIII	86,001.885	14.22	1,222,947
Qualified XXXII	3,127.066	9.05	28,300
Qualified XXXIII (0.65)	291.709	9.58	2,795
Qualified XXII	508.980	15.04	7,655

316

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Moderate Portfolio -
Class I (continued)
Qualified XXXVI	5,914.065	$ 9.65	$ 57,071
Qualified XXXVIII	26,032.162	6.91	179,882
Qualified LIII	5,044.079	8.69	43,833
Qualified LIV	9,833.195	8.63	84,860
Qualified LVI	19,599.491	8.74	171,300
Qualified LIX	427.581	9.78	4,182
	3,901,936.274		$ 46,525,375
ING VP Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified XXXV	55,613.418	$ 6.67	$ 370,942

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,438,077.877	$8.14 to $213.96	$ 78,198,989
Contracts in accumulation period:
ING Custom Choice 62	4,114.940	8.63	35,512
Qualified I	28,223.696	207.42	5,854,159
Qualified V	1,052.007	15.73	16,548
Qualified VI	23,673,744.878	16.02	379,253,393
Qualified VII	2,206,134.166	15.19	33,511,178
Qualified VIII	16,273.557	14.86	241,825
Qualified IX	5,143.929	15.65	80,502
Qualified X (1.15)	1,005,252.640	16.26	16,345,408
Qualified X (1.25)	3,507,350.811	16.02	56,187,760
Qualified XII (0.00)	74,349.302	7.36	547,211
Qualified XII (0.05)	125,722.065	17.59	2,211,451
Qualified XII (0.10)	302.982	7.29	2,209
Qualified XII (0.20)	116,405.280	7.21	839,282
Qualified XII (0.25)	138,850.233	7.17	995,556
Qualified XII (0.30)	589,750.658	7.13	4,204,922
Qualified XII (0.35)	89,124.278	7.09	631,891
Qualified XII (0.40)	27,237.021	11.64	317,039
Qualified XII (0.45)	2,983.322	7.02	20,943
Qualified XII (0.50)	1,222,363.063	7.34	8,972,145
Qualified XII (0.55)	591,776.768	6.95	4,112,849
Qualified XII (0.60)	664,655.774	6.91	4,592,771
Qualified XII (0.65)	547,476.961	6.87	3,761,167
Qualified XII (0.70)	743,352.060	6.84	5,084,528
Qualified XII (0.75)	1,949,572.190	6.80	13,257,091
Qualified XII (0.80)	3,193,694.745	7.42	23,697,215
Qualified XII (0.85)	2,990,614.883	11.15	33,345,356
Qualified XII (0.90)	279,404.570	7.14	1,994,949
Qualified XII (0.95)	2,037,143.571	11.01	22,428,951
Qualified XII (1.00)	3,711,290.336	10.94	40,601,516
Qualified XII (1.05)	209,441.077	10.87	2,276,625
Qualified XII (1.10)	203,476.991	10.80	2,197,552
Qualified XII (1.15)	700,973.973	10.73	7,521,451
Qualified XII (1.20)	40,050.387	10.66	426,937

317

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Growth and Income Portfolio - Class I
(continued)
Qualified XII (1.25)		95,114.404	$ 10.60	$ 1,008,213
Qualified XII (1.30)		6,473.364	10.53	68,165
Qualified XII (1.35)		15.406	10.46	161
Qualified XII (1.40)		35,843.026	10.40	372,767
Qualified XII (1.45)		190.667	10.33	1,970
Qualified XII (1.50)		7,858.249	10.27	80,704
Qualified XIII		1,455.938	16.63	24,212
Qualified XV		58,481.852	16.61	971,384
Qualified XVI		498,310.841	15.55	7,748,734
Qualified XVII		1,284,629.855	16.49	21,183,546
Qualified XVIII		1,535,874.097	16.49	25,326,564
Qualified XIX		7,632.454	213.51	1,629,605
Qualified XX		32,873.849	161.47	5,308,140
Qualified XXV		77,320.422	16.90	1,306,715
Qualified XXVI		14,429.908	16.69	240,835
Qualified XXVII		491,620.723	160.14	78,728,143
Qualified XXVIII		7,563.229	159.69	1,207,772
Qualified XXX		21,239.840	153.73	3,265,201
Qualified XXXII		443,035.560	8.81	3,903,143
Qualified LIII		843,248.911	8.46	7,133,886
Qualified LIV		234,803.754	8.40	1,972,352
Qualified LVI		384,838.284	8.50	3,271,125
Qualified XXII		674.496	17.25	11,635
Qualified XXIX		1,120.178	156.87	175,722
Qualified XXXVI		177,933.172	7.90	1,405,672
Qualified XXXVIII		479,365.067	6.12	2,933,714
Qualified XLII		411,959.162	6.12	2,521,190
Qualified XLIII		22,885.303	6.10	139,600
Qualified LIX		116,294.779	8.00	930,358
		59,428,467.781		$ 926,638,109
ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Qualified XII (0.30)		472.310	$ 6.70	$ 3,164
Qualified XII (0.50)		44,761.195	6.68	299,005
Qualified XII (0.55)		2.820	6.67	19
Qualified XII (0.75)		467.971	6.66	3,117
		45,704.296		$ 305,305

	318

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Qualified VI		447,995.661	$ 10.21	$ 4,574,036
Qualified X (1.15)		112,357.935	10.09	1,133,692
Qualified X (1.25)		194,580.277	10.19	1,982,773
Qualified XII (0.80)		125,115.054	10.43	1,304,950
Qualified XII (0.85)		25,933.086	10.40	269,704
Qualified XII (0.90)		1,630.066	10.38	16,920
Qualified XII (0.95)		23,560.784	10.35	243,854
Qualified XII (1.00)		273,781.122	10.46	2,863,751
Qualified XII (1.10)		2,367.846	10.27	24,318
Qualified XII (1.15)		31,640.383	10.24	323,998
Qualified XVIII		37,546.170	10.09	378,841
Qualified XXVII		403,981.060	10.34	4,177,164
Qualified XXVIII		17,953.616	10.45	187,615
Qualified XXXII		17,453.830	10.09	176,109
		1,715,896.890		$ 17,657,725
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Qualified X (1.15)		3,209.785	$ 10.56	$ 33,895
Qualified X (1.25)		23,507.670	10.55	248,006
Qualified XXXII		18,836.866	10.55	198,729
		45,554.321		$ 480,630
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Qualified X (1.15)		50,929.305	$ 10.33	$ 526,100
Qualified X (1.25)		117,993.440	10.33	1,218,872
Qualified XVIII		23,159.437	10.34	239,469
Qualified XXXII		24,271.161	10.33	250,721
		216,353.343		$ 2,235,162
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)		61,278.728	$ 10.33	$ 633,009
Qualified X (1.25)		34,001.771	10.33	351,238
Qualified XVIII		4,059.156	10.33	41,931
Qualified XXVII		68,360.250	10.53	719,833
Qualified XXVIII		24,755.968	10.63	263,156
Qualified XXXII		2,557.640	10.33	26,420
		195,013.513		$ 2,035,587
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)		12,998.913	$ 10.28	$ 133,629
Qualified X (1.25)		41,233.587	10.28	423,881
Qualified XVIII		20,254.224	10.29	208,416
Qualified XXXII		764.060	10.28	7,855
		75,250.784		$ 773,781

	319

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)		4,137.082	$ 10.27	$ 42,488
Qualified X (1.25)		9,492.573	10.27	97,489
Qualified XXXII		149.514	10.27	1,536
		13,779.169		$ 141,513
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.15)		1,050.441	$ 10.35	$ 10,872
Qualified X (1.25)		5,719.985	10.35	59,202
		6,770.426		$ 70,074
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)		2,152.326	$ 10.52	$ 22,642
Qualified X (1.25)		857.630	10.52	9,022
		3,009.956		$ 31,664
ING BlackRock Global Science and Technology
Portfolio - Class I
Contracts in accumulation period:
ING MAP PLUS NP6		429.845	$ 8.08	$ 3,473
ING MAP PLUS NP9		3,941.913	8.02	31,614
ING MAP PLUS NP11		3,205.533	7.98	25,580
ING MAP PLUS NP12		192.041	7.96	1,529
ING MAP PLUS NP17		2,027.619	7.87	15,957
ING MAP PLUS NP19		3,362.263	7.83	26,327
ING MAP PLUS NP21		588.347	7.79	4,583
ING MAP PLUS NP23		1,741.394	7.75	13,496
ING MAP PLUS NP24		213.106	7.73	1,647
ING MAP PLUS NP25		531.908	7.71	4,101
ING MAP PLUS NP26		3,867.832	7.69	29,744
ING MAP PLUS NP29		35.818	7.64	274
ING MAP PLUS NP30		2.803	7.62	21
Qualified V		2,141.217	2.90	6,210
Qualified VI		2,269,556.915	2.94	6,672,497
Qualified VIII		13.167	2.94	39
Qualified X (1.15)		84,404.064	2.97	250,680
Qualified X (1.25)		164,378.078	2.94	483,272
Qualified XII (0.00)		3,571.506	3.28	11,715
Qualified XII (0.05)		132,966.828	3.20	425,494
Qualified XII (0.10)		10.277	3.25	33
Qualified XII (0.20)		3,476.385	3.22	11,194
Qualified XII (0.25)		3,070.150	3.21	9,855
Qualified XII (0.30)		83,165.509	3.20	266,130
Qualified XII (0.40)		80,420.773	3.17	254,934
Qualified XII (0.50)		457,810.557	3.14	1,437,525
Qualified XII (0.55)		92,626.866	3.13	289,922
Qualified XII (0.60)		35,953.543	3.11	111,816
Qualified XII (0.65)		188,168.216	3.10	583,321
Qualified XII (0.70)		121,347.246	3.09	374,963

	320

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING BlackRock Global Science and Technology
Portfolio - Class I (continued)
Qualified XII (0.75)		228,908.606	$ 3.07	$ 702,749
Qualified XII (0.80)		444,632.644	3.06	1,360,576
Qualified XII (0.85)		295,268.367	3.05	900,569
Qualified XII (0.90)		16,226.739	3.03	49,167
Qualified XII (0.95)		273,112.457	3.02	824,800
Qualified XII (1.00)		875,160.674	3.01	2,634,234
Qualified XII (1.05)		41,757.602	2.99	124,855
Qualified XII (1.10)		62,764.282	2.98	187,038
Qualified XII (1.15)		42,019.781	2.97	124,799
Qualified XII (1.20)		13,471.875	2.95	39,742
Qualified XII (1.25)		89,357.741	2.94	262,712
Qualified XII (1.30)		2,452.976	2.93	7,187
Qualified XII (1.35)		169.651	2.92	495
Qualified XII (1.40)		13,349.990	2.90	38,715
Qualified XII (1.45)		2,083.682	2.89	6,022
Qualified XII (1.50)		4.410	2.88	13
Qualified XV		16,204.950	3.02	48,939
Qualified XVI		47,319.257	2.88	136,279
Qualified XVII		4,209.023	3.00	12,627
Qualified XVIII		5,979.213	3.01	17,997
Qualified XXI		178,797.990	3.06	547,122
Qualified XXV		34,580.768	3.10	107,200
Qualified XXVI		14,587.609	3.07	44,784
Qualified XXVII		998,012.303	2.94	2,934,156
Qualified XXXII		786.574	8.17	6,426
Qualified XXXVI		15,150.122	7.47	113,171
Qualified XXXVIII		15,735.535	5.87	92,368
Qualified XLIII		1,626.586	5.85	9,516
Qualified LIII		26,108.691	9.59	250,382
Qualified LIV		14,898.602	9.53	141,984
Qualified LVI		19,467.775	9.65	187,864
Qualified LIX		17,700.097	7.56	133,813
		7,555,128.291		$ 23,396,247

	321

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class I
Contracts in accumulation period:
Qualified VI	20,028.889	$ 5.92	$ 118,571
Qualified XII (0.30)	778.734	5.95	4,633
Qualified XII (0.40)	920.230	5.95	5,475
Qualified XII (0.60)	886.646	5.94	5,267
Qualified XII (0.70)	378.956	5.94	2,251
Qualified XII (0.75)	2,270.067	5.94	13,484
Qualified XII (0.80)	21.248	5.93	126
Qualified XII (0.85)	760.140	5.93	4,508
Qualified XII (0.90)	1,527.587	5.93	9,059
Qualified XII (0.95)	564.339	5.93	3,347
Qualified XII (1.00)	4,697.174	5.93	27,854
Qualified XII (1.05)	806.532	5.92	4,775
Qualified XII (1.10)	5.787	5.92	34
Qualified XII (1.15)	3,344.682	5.92	19,801
Qualified XII (1.25)	180.098	5.92	1,066
Qualified XLIII	40.595	5.95	242
Qualified LIV	1.180	5.93	7
	37,212.884		$ 220,500
ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
Contracts in accumulation period:
Qualified VI	81,100.776	$ 10.19	$ 826,417
Qualified XII (0.00)	740.074	10.27	7,601
Qualified XII (0.30)	1,543.101	10.25	15,817
Qualified XII (0.40)	1,777.691	10.24	18,204
Qualified XII (0.55)	2,255.684	10.23	23,076
Qualified XII (0.60)	303.029	10.23	3,100
Qualified XII (0.65)	5.909	10.23	60
Qualified XII (0.70)	8.863	10.22	91
Qualified XII (0.75)	17.115	10.22	175
Qualified XII (0.80)	240.281	10.22	2,456
Qualified XII (0.85)	1,176.674	10.21	12,014
Qualified XII (0.90)	593.678	10.21	6,061
Qualified XII (0.95)	1,848.444	10.21	18,873
Qualified XII (1.00)	50,548.979	10.20	515,600
Qualified XII (1.05)	537.170	10.20	5,479
Qualified XII (1.10)	191.608	10.20	1,954
Qualified XII (1.15)	4,568.014	10.19	46,548
Qualified XII (1.20)	16.762	10.19	171
Qualified XII (1.25)	2,233.004	10.19	22,754
Qualified XII (1.40)	1,878.978	10.18	19,128
Qualified XVI	768.080	10.17	7,811
Qualified XXVI	2.529	10.21	26
Qualified XXXVIII	168.305	10.27	1,728
Qualified XLIII	7.080	10.24	73
Qualified LIII	320.177	10.24	3,279
Qualified LIV	19.748	10.22	202
Qualified LVI	28.450	10.25	292
	152,900.203		$ 1,558,990

322

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Opportunistic Large Cap Growth Portfolio -
Class I
Currently payable annuity contracts:		35,404.649	$3.76 to $10.07	$ 196,697
Contracts in accumulation period:
Qualified VI		1,202,513.400	10.07	12,109,310
Qualified VIII		412.707	10.06	4,152
Qualified X (1.15)		65,079.782	10.19	663,163
Qualified X (1.25)		127,650.039	10.07	1,285,436
Qualified XII (0.05)		8,104.933	11.05	89,560
Qualified XII (0.10)		137.452	7.25	997
Qualified XII (0.20)		3,023.414	7.17	21,678
Qualified XII (0.25)		2,486.164	7.14	17,751
Qualified XII (0.30)		48,180.814	7.10	342,084
Qualified XII (0.35)		6,238.793	7.06	44,046
Qualified XII (0.40)		105,725.433	11.03	1,166,152
Qualified XII (0.45)		77.793	6.99	544
Qualified XII (0.50)		43,036.293	7.51	323,203
Qualified XII (0.55)		18,230.067	6.91	125,970
Qualified XII (0.60)		46,516.555	6.88	320,034
Qualified XII (0.65)		24,930.972	6.84	170,528
Qualified XII (0.70)		62,913.169	6.80	427,810
Qualified XII (0.75)		181,002.310	6.77	1,225,386
Qualified XII (0.80)		144,688.077	7.66	1,108,311
Qualified XII (0.85)		103,417.047	10.55	1,091,050
Qualified XII (0.90)		14,815.195	7.38	109,336
Qualified XII (0.95)		130,484.315	10.43	1,360,951
Qualified XII (1.00)		390,074.811	10.37	4,045,076
Qualified XII (1.05)		29,624.468	10.31	305,428
Qualified XII (1.10)		30,297.916	10.25	310,554
Qualified XII (1.15)		22,244.809	10.19	226,675
Qualified XII (1.20)		5,197.247	10.13	52,648
Qualified XII (1.25)		31,028.359	10.07	312,456
Qualified XII (1.30)		1,410.772	10.01	14,122
Qualified XII (1.35)		702.745	9.95	6,992
Qualified XII (1.40)		8,489.797	9.90	84,049
Qualified XII (1.45)		2,277.608	9.84	22,412
Qualified XII (1.50)		531.249	9.78	5,196
Qualified XV		7,586.982	10.43	79,132
Qualified XVI		36,802.879	9.78	359,932
Qualified XVII		3,171.777	10.07	31,940
Qualified XVIII		21,476.942	10.49	225,293
Qualified XXV		10,484.162	10.63	111,447
Qualified XXVI		3,001.388	10.49	31,485
Qualified XXVII		253,011.521	3.82	966,504
Qualified XXXII		4,827.810	7.70	37,174
Qualified XXXVI		19,319.789	6.83	131,954
Qualified XXXVIII		10,971.234	5.60	61,439
Qualified XLIII		3,192.217	5.58	17,813
Qualified LIII		38,332.960	7.79	298,614
Qualified LIV		19,562.058	7.74	151,410
Qualified LVI		26,184.857	7.83	205,027
Qualified LIX		16,690.773	6.92	115,500
		3,371,566.503		$ 30,414,421

	323

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Value Portfolio - Class I
Currently payable annuity contracts:	5,189.257	$ 8.98	$ 46,600
Contracts in accumulation period:
ING MAP PLUS NP18	189.398	8.50	1,610
ING MAP PLUS NP35	35.482	8.15	289
Qualified V	129.241	13.84	1,789
Qualified VI	932,520.816	14.10	13,148,544
Qualified VIII	508.698	14.09	7,168
Qualified X (1.15)	45,023.256	14.26	642,032
Qualified X (1.25)	65,381.709	14.10	921,882
Qualified XII (0.00)	10,493.114	10.63	111,542
Qualified XII (0.05)	25,773.705	15.47	398,719
Qualified XII (0.20)	11,238.965	10.41	116,998
Qualified XII (0.25)	1,639.495	10.35	16,969
Qualified XII (0.30)	180,834.174	10.30	1,862,592
Qualified XII (0.35)	4,168.733	10.25	42,730
Qualified XII (0.40)	17,463.203	15.44	269,632
Qualified XII (0.45)	124.341	10.14	1,261
Qualified XII (0.50)	69,715.212	10.78	751,530
Qualified XII (0.55)	45,196.188	10.03	453,318
Qualified XII (0.60)	36,039.011	9.98	359,669
Qualified XII (0.65)	9,884.404	9.92	98,053
Qualified XII (0.70)	65,184.886	9.87	643,375
Qualified XII (0.75)	171,347.668	9.82	1,682,634
Qualified XII (0.80)	222,861.839	10.76	2,397,993
Qualified XII (0.85)	101,345.376	14.78	1,497,885
Qualified XII (0.90)	26,799.029	10.44	279,782
Qualified XII (0.95)	142,466.411	14.60	2,080,010
Qualified XII (1.00)	351,468.817	14.52	5,103,327
Qualified XII (1.05)	31,051.204	14.43	448,069
Qualified XII (1.10)	35,734.815	14.35	512,795
Qualified XII (1.15)	30,844.612	14.26	439,844
Qualified XII (1.20)	6,106.324	14.18	86,588
Qualified XII (1.25)	28,505.290	14.10	401,925
Qualified XII (1.30)	2,770.422	14.02	38,841
Qualified XII (1.35)	83.331	13.93	1,161
Qualified XII (1.40)	7,628.458	13.85	105,654
Qualified XII (1.45)	1,695.346	13.77	23,345
Qualified XII (1.50)	1,295.965	13.69	17,742
Qualified XV	1,425.651	14.60	20,815
Qualified XVI	19,480.589	13.69	266,689
Qualified XVII	807.008	14.10	11,379
Qualified XVIII	730.964	14.68	10,731
Qualified XXV	13,015.231	14.87	193,536
Qualified XXVI	2,509.643	14.69	36,867
Qualified XXVII	459,720.602	10.85	4,987,969
Qualified XXVIII	294,745.725	10.82	3,189,149
Qualified XXXII	4,574.587	8.87	40,577

324

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Value Portfolio - Class I
(continued)
Qualified XXXVI	11,181.720	$ 7.81	$ 87,329
Qualified XXXVIII	8,712.522	6.26	54,540
Qualified XLIII	2,927.011	6.24	18,265
Qualified LIII	11,203.377	8.52	95,453
Qualified LIV	8,039.216	8.46	68,012
Qualified LVI	26,859.790	8.56	229,920
Qualified LIX	136.350	7.91	1,079
	3,554,808.181		$ 44,326,207
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	2,744.560	$ 6.63	$ 18,196
Qualified VI	87,065.611	6.63	577,245
Qualified XII (0.40)	1,506.896	6.66	10,036
Qualified XII (0.50)	1,423.239	6.66	9,479
Qualified XII (0.60)	2,280.492	6.65	15,165
Qualified XII (0.70)	175.185	6.65	1,165
Qualified XII (0.75)	5,300.714	6.65	35,250
Qualified XII (0.80)	22.033	6.64	146
Qualified XII (0.85)	3,063.898	6.64	20,344
Qualified XII (0.90)	3,219.005	6.64	21,374
Qualified XII (0.95)	2,112.068	6.64	14,024
Qualified XII (1.00)	6,920.750	6.64	45,954
Qualified XII (1.10)	346.790	6.63	2,299
Qualified XII (1.15)	1,374.845	6.63	9,115
Qualified XII (1.20)	22.718	6.63	151
Qualified XII (1.25)	34.466	6.63	229
Qualified XII (1.40)	238.275	6.62	1,577
Qualified XII (1.45)	1,895.261	6.62	12,547
Qualified XXI	275,243.864	6.64	1,827,619
Qualified XXV	1,086.877	6.65	7,228
Qualified XXXVIII	3,911.436	6.68	26,128
Qualified LIV	1,013.351	6.64	6,729
Qualified LVI	1,991.384	6.67	13,283
	402,993.718		$ 2,675,283

325

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62		354.679	$ 5.91	$ 2,096
Qualified VI		35,364.000	5.91	209,001
Qualified XII (0.00)		126.015	5.96	751
Qualified XII (0.40)		378.948	5.95	2,255
Qualified XII (0.50)		554.067	5.94	3,291
Qualified XII (0.55)		302.259	5.94	1,795
Qualified XII (0.60)		526.024	5.94	3,125
Qualified XII (0.70)		36.820	5.94	219
Qualified XII (0.75)		2,500.939	5.93	14,831
Qualified XII (0.80)		9,712.204	5.93	57,593
Qualified XII (0.85)		8,430.219	5.93	49,991
Qualified XII (0.95)		8,927.879	5.93	52,942
Qualified XII (1.00)		6,947.449	5.92	41,129
Qualified XII (1.05)		422.868	5.92	2,503
Qualified XII (1.10)		227.372	5.92	1,346
Qualified XII (1.15)		959.394	5.92	5,680
Qualified XII (1.25)		116.181	5.91	687
Qualified XXI		147,022.487	5.93	871,843
Qualified LIII		1,331.182	5.95	7,921
		224,240.986		$ 1,328,999
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62		294.224	$ 6.95	$ 2,045
ING MAP PLUS NP17		1,014.507	6.96	7,061
Qualified VI		42,015.419	6.95	292,007
Qualified XII (0.40)		504.710	6.99	3,528
Qualified XII (0.50)		787.036	6.98	5,494
Qualified XII (0.55)		1,356.513	6.98	9,468
Qualified XII (0.60)		1,145.516	6.98	7,996
Qualified XII (0.65)		1,494.011	6.98	10,428
Qualified XII (0.70)		234.075	6.97	1,632
Qualified XII (0.75)		3,258.222	6.97	22,710
Qualified XII (0.80)		8,670.638	6.97	60,434
Qualified XII (0.85)		4,717.681	6.97	32,882
Qualified XII (0.95)		7,367.963	6.96	51,281
Qualified XII (1.00)		12,286.897	6.96	85,517
Qualified XII (1.10)		628.664	6.96	4,376
Qualified XII (1.15)		1,943.591	6.95	13,508
Qualified XII (1.20)		180.639	6.95	1,255
Qualified XII (1.25)		292.304	6.95	2,032
Qualified XII (1.40)		217.460	6.94	1,509
Qualified XXV		79.033	6.97	551
Qualified LIII		2,017.173	6.98	14,080
Qualified LVI		687.170	6.99	4,803
		91,193.446		$ 634,597

	326

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:		326,606.859	$5.99 to $14.04	$ 2,895,625
Contracts in accumulation period:
ING Custom Choice 62		11,013.179	8.45	93,061
ING MAP PLUS NP1		5,298.323	8.48	44,930
ING MAP PLUS NP3		512.677	8.44	4,327
ING MAP PLUS NP4		1,932.414	8.42	16,271
ING MAP PLUS NP6		9,779.124	8.38	81,949
ING MAP PLUS NP8		6,130.535	8.34	51,129
ING MAP PLUS NP9		31,572.531	8.32	262,683
ING MAP PLUS NP10		8,630.037	8.30	71,629
ING MAP PLUS NP11		17,294.580	8.28	143,199
ING MAP PLUS NP13		6,088.519	8.24	50,169
ING MAP PLUS NP14		18,231.472	8.22	149,863
ING MAP PLUS NP15		8,952.311	8.20	73,409
ING MAP PLUS NP16		41,516.315	8.18	339,603
ING MAP PLUS NP17		7,293.779	8.16	59,517
ING MAP PLUS NP18		2,568.918	8.14	20,911
ING MAP PLUS NP20		28,237.912	8.10	228,727
ING MAP PLUS NP21		21,105.361	8.08	170,531
ING MAP PLUS NP22		2,868.947	8.06	23,124
ING MAP PLUS NP23		4,395.363	8.04	35,339
ING MAP PLUS NP24		842.505	8.02	6,757
ING MAP PLUS NP25		1,596.580	8.00	12,773
ING MAP PLUS NP26		3,174.249	7.98	25,331
ING MAP PLUS NP27		286.930	7.96	2,284
ING MAP PLUS NP28		2,166.817	7.94	17,205
ING MAP PLUS NP29		10.413	7.92	82
ING MAP PLUS NP30		411.100	7.90	3,248
Qualified V		77.518	13.77	1,067
Qualified VI		6,093,123.355	14.04	85,547,452
Qualified VIII		3,440.319	14.03	48,268
Qualified X (1.15)		222,560.177	14.22	3,164,806
Qualified X (1.25)		464,533.758	14.04	6,522,054
Qualified XII (0.00)		64,139.516	9.61	616,381
Qualified XII (0.05)		179,311.911	15.43	2,766,783
Qualified XII (0.10)		274.579	9.51	2,611
Qualified XII (0.20)		70,527.655	9.41	663,665
Qualified XII (0.25)		16,231.819	9.36	151,930
Qualified XII (0.30)		188,676.054	9.31	1,756,574
Qualified XII (0.35)		25,116.689	9.26	232,581
Qualified XII (0.40)		103,896.523	15.41	1,601,045
Qualified XII (0.45)		720.641	9.16	6,601
Qualified XII (0.50)		594,638.728	9.69	5,762,049
Qualified XII (0.55)		143,761.260	9.07	1,303,915
Qualified XII (0.60)		164,902.210	9.02	1,487,418
Qualified XII (0.65)		362,378.071	8.97	3,250,531
Qualified XII (0.70)		427,312.017	8.92	3,811,623

	327

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus LargeCap Portfolio - Class I
(continued)
Qualified XII (0.75)		842,036.066	$ 8.88	$ 7,477,280
Qualified XII (0.80)		1,047,075.400	9.85	10,313,693
Qualified XII (0.85)		595,013.786	14.75	8,776,453
Qualified XII (0.90)		116,681.471	9.46	1,103,807
Qualified XII (0.95)		620,993.958	14.57	9,047,882
Qualified XII (1.00)		2,687,577.414	14.48	38,916,121
Qualified XII (1.05)		79,402.874	14.39	1,142,607
Qualified XII (1.10)		153,608.856	14.31	2,198,143
Qualified XII (1.15)		205,125.554	14.22	2,916,885
Qualified XII (1.20)		36,042.880	14.13	509,286
Qualified XII (1.25)		147,668.986	14.04	2,073,273
Qualified XII (1.30)		6,248.665	13.96	87,231
Qualified XII (1.35)		1,572.702	13.87	21,813
Qualified XII (1.40)		19,455.401	13.79	268,290
Qualified XII (1.45)		4,527.586	13.70	62,028
Qualified XII (1.50)		3,312.896	13.62	45,122
Qualified XV		30,019.984	14.56	437,091
Qualified XVI		116,316.348	13.64	1,586,555
Qualified XVII		21,307.584	14.21	302,781
Qualified XVIII		38,346.536	14.62	560,626
Qualified XXV		25,449.857	14.82	377,167
Qualified XXVI		4,720.587	14.63	69,062
Qualified XXVII		1,573,666.563	14.34	22,566,379
Qualified XXVIII		459,790.200	14.30	6,575,000
Qualified XXXII		27,580.554	8.59	236,917
Qualified XXXIII (0.65)		5,586.797	8.28	46,259
Qualified XXXVI		79,688.743	8.34	664,604
Qualified XXXVIII		209,655.279	6.20	1,299,863
Qualified XLIII		6,908.481	6.18	42,694
Qualified LIII		212,870.457	8.25	1,756,181
Qualified LIV		122,044.104	8.19	999,541
Qualified LVI		137,124.273	8.29	1,136,760
Qualified LIX		31,938.297	8.45	269,879
		19,363,499.689		$ 247,468,303
ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV		42,854.991	$ 7.58	$ 324,841

	328

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:		103,091.754	$ 8.96	$ 923,702
Contracts in accumulation period:
ING Custom Choice 62		7,353.609	8.92	65,594
ING MAP PLUS NP1		9,742.393	8.96	87,292
ING MAP PLUS NP6		346.355	8.85	3,065
ING MAP PLUS NP8		20,028.737	8.81	176,453
ING MAP PLUS NP9		11,676.354	8.79	102,635
ING MAP PLUS NP10		3,185.033	8.77	27,933
ING MAP PLUS NP11		7,728.874	8.75	67,628
ING MAP PLUS NP12		8,060.660	8.73	70,370
ING MAP PLUS NP13		1,583.425	8.70	13,776
ING MAP PLUS NP14		3,950.873	8.68	34,294
ING MAP PLUS NP15		13,959.282	8.66	120,887
ING MAP PLUS NP16		10,436.372	8.64	90,170
ING MAP PLUS NP17		7,010.053	8.62	60,427
ING MAP PLUS NP18		2,449.408	8.60	21,065
ING MAP PLUS NP19		7,620.015	8.58	65,380
ING MAP PLUS NP21		5,037.535	8.53	42,970
ING MAP PLUS NP22		3,455.175	8.51	29,404
ING MAP PLUS NP23		1,342.547	8.49	11,398
ING MAP PLUS NP24		46.123	8.47	391
ING MAP PLUS NP25		1,018.424	8.45	8,606
ING MAP PLUS NP26		1,822.148	8.43	15,361
ING MAP PLUS NP28		12,519.702	8.39	105,040
ING MAP PLUS NP29		984.922	8.37	8,244
ING MAP PLUS NP30		912.119	8.35	7,616
ING MAP PLUS NP32		374.700	8.31	3,114
ING MAP PLUS NP35		280.761	8.25	2,316
Qualified V		2,174.344	14.08	30,615
Qualified VI		3,310,498.542	14.32	47,406,339
Qualified VIII		571.947	14.31	8,185
Qualified X (1.15)		84,062.328	14.48	1,217,223
Qualified X (1.25)		282,100.714	14.32	4,039,682
Qualified XII (0.00)		22,053.336	16.74	369,173
Qualified XII (0.05)		244,804.882	15.66	3,833,644
Qualified XII (0.10)		24.465	16.57	405
Qualified XII (0.20)		24,795.133	16.39	406,392
Qualified XII (0.25)		5,004.811	16.30	81,578
Qualified XII (0.30)		247,422.073	16.22	4,013,186
Qualified XII (0.35)		2,813.935	16.13	45,389
Qualified XII (0.40)		180,885.684	15.64	2,829,052
Qualified XII (0.50)		452,409.936	15.52	7,021,402
Qualified XII (0.55)		88,402.298	15.79	1,395,872
Qualified XII (0.60)		60,818.190	15.71	955,454
Qualified XII (0.65)		317,641.260	15.63	4,964,733
Qualified XII (0.70)		158,219.082	15.54	2,458,725
Qualified XII (0.75)		406,072.514	15.46	6,277,881

	329

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus MidCap Portfolio - Class I
(continued)
Qualified XII (0.80)		618,674.766	$ 15.03	$ 9,298,682
Qualified XII (0.85)		424,192.433	14.95	6,341,677
Qualified XII (0.90)		57,437.950	14.87	854,102
Qualified XII (0.95)		1,877,948.283	14.79	27,774,855
Qualified XII (1.00)		1,636,314.768	14.71	24,070,190
Qualified XII (1.05)		62,920.448	14.63	920,526
Qualified XII (1.10)		110,413.092	14.55	1,606,510
Qualified XII (1.15)		152,651.160	14.48	2,210,389
Qualified XII (1.20)		29,269.557	14.40	421,482
Qualified XII (1.25)		151,967.212	14.32	2,176,170
Qualified XII (1.30)		2,638.970	14.25	37,605
Qualified XII (1.35)		735.455	14.17	10,421
Qualified XII (1.40)		17,659.931	14.09	248,828
Qualified XII (1.45)		7,286.429	14.02	102,156
Qualified XII (1.50)		2,902.126	13.94	40,456
Qualified XIII		425.264	14.79	6,290
Qualified XV		14,946.961	14.79	221,066
Qualified XVI		86,516.567	13.94	1,206,041
Qualified XVII		4,591.677	14.32	65,753
Qualified XVIII		13,483.098	14.32	193,078
Qualified XXV		30,819.612	15.11	465,684
Qualified XXVI		13,497.505	14.92	201,383
Qualified XXVII		1,759,942.581	15.22	26,786,326
Qualified XXVIII		884,019.976	15.18	13,419,423
Qualified XXXII		11,403.155	8.93	101,830
Qualified XXXIII (0.65)		8,978.087	10.63	95,437
Qualified XXXVI		32,771.472	10.72	351,310
Qualified XXXVIII		120,897.785	6.04	730,223
Qualified XLIII		2,963.876	6.03	17,872
Qualified LIII		74,027.347	8.29	613,687
Qualified LIV		144,515.537	8.23	1,189,363
Qualified LVI		136,200.145	8.33	1,134,547
Qualified LIX		7,251.183	10.85	78,675
		14,637,057.235		$ 212,512,098
ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV		35,711.374	$ 7.29	$ 260,336

	330

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:		67,772.319	$ 9.01	$ 610,629
Contracts in accumulation period:
ING Custom Choice 62		5,465.088	8.86	48,421
ING MAP PLUS NP1		23,642.264	8.89	210,180
ING MAP PLUS NP6		8,652.541	8.78	75,969
ING MAP PLUS NP8		3,924.944	8.74	34,304
ING MAP PLUS NP9		2,588.790	8.72	22,574
ING MAP PLUS NP10		4,820.976	8.70	41,942
ING MAP PLUS NP11		26,992.663	8.67	234,026
ING MAP PLUS NP12		5,302.956	8.65	45,871
ING MAP PLUS NP13		999.767	8.63	8,628
ING MAP PLUS NP14		2,601.143	8.61	22,396
ING MAP PLUS NP15		1,014.220	8.59	8,712
ING MAP PLUS NP16		1,834.196	8.57	15,719
ING MAP PLUS NP17		8,753.092	8.55	74,839
ING MAP PLUS NP18		700.000	8.53	5,971
ING MAP PLUS NP19		3,426.848	8.51	29,162
ING MAP PLUS NP20		65.729	8.48	557
ING MAP PLUS NP21		1,074.716	8.46	9,092
ING MAP PLUS NP22		1,986.494	8.44	16,766
ING MAP PLUS NP23		783.348	8.42	6,596
ING MAP PLUS NP24		5.618	8.40	47
ING MAP PLUS NP26		2,039.876	8.36	17,053
ING MAP PLUS NP28		4,440.565	8.32	36,946
ING MAP PLUS NP29		145.995	8.30	1,212
ING MAP PLUS NP30		1,031.896	8.28	8,544
ING MAP PLUS NP32		328.337	8.24	2,706
ING MAP PLUS NP35		481.301	8.18	3,937
Qualified V		1,558.306	10.49	16,347
Qualified VI		1,789,693.058	10.67	19,096,025
Qualified VIII		596.296	10.66	6,357
Qualified X (1.15)		44,586.301	10.78	480,640
Qualified X (1.25)		160,870.060	10.67	1,716,484
Qualified XII (0.00)		3,268.593	12.68	41,446
Qualified XII (0.05)		152,451.371	11.67	1,779,108
Qualified XII (0.10)		63.573	12.54	797
Qualified XII (0.20)		21,588.647	12.41	267,915
Qualified XII (0.25)		2,428.183	12.34	29,964
Qualified XII (0.30)		145,900.555	12.28	1,791,659
Qualified XII (0.35)		1,643.933	12.21	20,072
Qualified XII (0.40)		102,557.786	11.65	1,194,798
Qualified XII (0.50)		399,728.550	11.56	4,620,862
Qualified XII (0.55)		43,827.760	11.96	524,180
Qualified XII (0.60)		38,949.252	11.89	463,107
Qualified XII (0.65)		109,681.239	11.83	1,297,529
Qualified XII (0.70)		71,338.050	11.77	839,649
Qualified XII (0.75)		186,984.228	11.71	2,189,585

	331

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Index Plus SmallCap Portfolio - Class I
(continued)
Qualified XII (0.80)		481,806.270	$ 11.19	$ 5,391,412
Qualified XII (0.85)		209,995.378	11.13	2,337,249
Qualified XII (0.90)		56,987.683	11.07	630,854
Qualified XII (0.95)		301,782.787	11.02	3,325,646
Qualified XII (1.00)		985,346.014	10.96	10,799,392
Qualified XII (1.05)		29,021.730	10.90	316,337
Qualified XII (1.10)		67,034.363	10.84	726,652
Qualified XII (1.15)		92,831.331	10.78	1,000,722
Qualified XII (1.20)		13,077.953	10.72	140,196
Qualified XII (1.25)		94,434.206	10.67	1,007,613
Qualified XII (1.30)		1,357.841	10.61	14,407
Qualified XII (1.35)		62.804	10.55	663
Qualified XII (1.40)		10,787.890	10.50	113,273
Qualified XII (1.45)		1,918.559	10.44	20,030
Qualified XII (1.50)		612.117	10.39	6,360
Qualified XV		14,752.413	11.02	162,572
Qualified XVI		49,131.203	10.39	510,473
Qualified XVII		357.729	10.67	3,817
Qualified XVIII		11,940.054	10.67	127,400
Qualified XXV		5,401.956	11.25	60,772
Qualified XXVI		4,506.778	11.12	50,115
Qualified XXVII		1,120,219.629	11.31	12,669,684
Qualified XXVIII		565,946.473	11.28	6,383,876
Qualified XXXII		3,033.183	8.92	27,056
Qualified XXXIII (0.65)		8,917.630	10.87	96,935
Qualified XXXVI		15,284.688	10.96	167,520
Qualified XXXVIII		84,619.868	6.21	525,489
Qualified XLIII		3,148.869	6.19	19,492
Qualified LIII		44,872.826	8.05	361,226
Qualified LIV		27,912.632	8.00	223,301
Qualified LVI		64,720.421	8.10	524,235
Qualified LIX		5,166.841	11.10	57,352
		7,835,581.542		$ 85,771,444
ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV		8,219.055	$ 7.05	$ 57,944

	332

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:		83,717.941	$9.74 to $19.83	$ 1,023,385
Contracts in accumulation period:
ING Custom Choice 62		1,906.756	10.59	20,193
ING MAP PLUS NP8		903.277	10.29	9,295
ING MAP PLUS NP9		936.961	10.27	9,623
ING MAP PLUS NP11		12.155	10.22	124
ING MAP PLUS NP13		4.359	10.17	44
ING MAP PLUS NP14		381.758	10.14	3,871
ING MAP PLUS NP15		790.238	10.12	7,997
ING MAP PLUS NP16		30.626	10.09	309
ING MAP PLUS NP17		935.643	10.07	9,422
ING MAP PLUS NP19		3,898.781	10.02	39,066
ING MAP PLUS NP21		110.765	9.97	1,104
ING MAP PLUS NP22		46.541	9.94	463
ING MAP PLUS NP24		5.648	9.89	56
ING MAP PLUS NP25		6,096.550	9.87	60,173
ING MAP PLUS NP26		2,719.696	9.85	26,789
ING MAP PLUS NP28		1,857.014	9.80	18,199
ING MAP PLUS NP29		3,718.257	9.77	36,327
ING MAP PLUS NP30		53.212	9.75	519
Qualified V		220.411	19.47	4,291
Qualified VI		1,285,065.057	19.83	25,482,840
Qualified VIII		14.422	19.82	286
Qualified X (1.15)		61,879.061	20.07	1,241,913
Qualified X (1.25)		127,454.702	19.83	2,527,427
Qualified XII (0.00)		8,605.496	15.17	130,545
Qualified XII (0.05)		44,610.956	21.76	970,734
Qualified XII (0.10)		7.106	15.01	107
Qualified XII (0.20)		12,630.233	14.85	187,559
Qualified XII (0.25)		4,166.538	14.77	61,540
Qualified XII (0.30)		138,577.494	14.69	2,035,703
Qualified XII (0.35)		3,757.729	14.62	54,938
Qualified XII (0.40)		48,123.017	21.72	1,045,232
Qualified XII (0.45)		454.283	14.46	6,569
Qualified XII (0.50)		136,964.482	14.60	1,999,681
Qualified XII (0.55)		63,505.046	14.31	908,757
Qualified XII (0.60)		86,085.618	14.23	1,224,998
Qualified XII (0.65)		57,445.468	14.16	813,428
Qualified XII (0.70)		103,890.557	14.08	1,462,779
Qualified XII (0.75)		256,519.601	14.01	3,593,840
Qualified XII (0.80)		528,456.709	14.86	7,852,867
Qualified XII (0.85)		179,453.987	20.79	3,730,848
Qualified XII (0.90)		19,452.339	14.33	278,752
Qualified XII (0.95)		159,679.729	20.54	3,279,822
Qualified XII (1.00)		590,550.076	20.42	12,059,033
Qualified XII (1.05)		30,423.792	20.31	617,907
Qualified XII (1.10)		38,814.466	20.19	783,664

	333

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company Portfolio - Class I (continued)
Qualified XII (1.15)	58,495.753	$ 20.07	$ 1,174,010
Qualified XII (1.20)	4,544.021	19.95	90,653
Qualified XII (1.25)	25,923.255	19.83	514,058
Qualified XII (1.30)	2,733.027	19.72	53,895
Qualified XII (1.35)	894.095	19.60	17,524
Qualified XII (1.40)	7,757.807	19.49	151,200
Qualified XII (1.45)	1,574.665	19.37	30,501
Qualified XII (1.50)	2,623.407	19.26	50,527
Qualified XV	9,075.119	20.54	186,403
Qualified XVI	40,304.759	19.26	776,270
Qualified XVII	3,985.191	19.83	79,026
Qualified XVIII	11,577.061	20.65	239,066
Qualified XXV	14,688.452	20.93	307,429
Qualified XXVI	2,847.701	20.67	58,862
Qualified XXVII	568,936.313	9.96	5,666,606
Qualified XXVIII	130,704.522	10.61	1,386,775
Qualified XXXII	4,001.074	10.31	41,251
Qualified XXXVI	21,546.620	11.47	247,140
Qualified XXXVIII	45,372.626	6.61	299,913
Qualified XLIII	870.428	6.59	5,736
Qualified LIII	32,064.130	10.02	321,283
Qualified LIV	47,318.988	9.96	471,297
Qualified LVI	36,841.511	10.08	371,362
Qualified LIX	8,400.850	11.61	97,534
	5,178,015.928		$ 86,261,340
ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	11,778.295	$ 8.52	$ 100,351

ING VP International Value Portfolio - Class I
Currently payable annuity contracts:	168,754.607	$ 10.78	$ 1,819,175
Contracts in accumulation period:
ING Custom Choice 62	1,308.135	10.41	13,618
ING MAP PLUS NP3	113.809	10.64	1,211
ING MAP PLUS NP8	868.748	10.51	9,131
ING MAP PLUS NP10	75.918	10.46	794
ING MAP PLUS NP11	7,405.623	10.43	77,241
ING MAP PLUS NP12	587.256	10.41	6,113
ING MAP PLUS NP16	14.458	10.31	149
ING MAP PLUS NP18	247.292	10.26	2,537
ING MAP PLUS NP19	5.503	10.23	56
ING MAP PLUS NP20	4,071.974	10.21	41,575
ING MAP PLUS NP21	989.848	10.18	10,077
ING MAP PLUS NP22	604.934	10.16	6,146
ING MAP PLUS NP26	767.509	10.06	7,721
ING MAP PLUS NP27	328.115	10.03	3,291
ING MAP PLUS NP30	467.627	9.96	4,658

334

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP International Value Portfolio - Class I
(continued)
ING MAP PLUS NP32		67.715	$ 9.91	$ 671
ING MAP PLUS NP35		224.510	9.84	2,209
Qualified V		469.804	10.26	4,820
Qualified VI		965,543.709	10.38	10,022,344
Qualified X (1.15)		73,545.229	10.46	769,283
Qualified X (1.25)		201,857.432	10.38	2,095,280
Qualified XII (0.00)		3,538.939	11.39	40,309
Qualified XII (0.10)		14.905	11.31	169
Qualified XII (0.20)		101,460.236	11.23	1,139,398
Qualified XII (0.25)		1,601.041	11.18	17,900
Qualified XII (0.30)		108,668.895	11.14	1,210,571
Qualified XII (0.40)		151,769.408	11.06	1,678,570
Qualified XII (0.50)		296,268.285	10.98	3,253,026
Qualified XII (0.55)		45,851.819	10.94	501,619
Qualified XII (0.60)		30,523.462	10.90	332,706
Qualified XII (0.65)		37,828.958	10.86	410,822
Qualified XII (0.70)		47,593.444	10.82	514,961
Qualified XII (0.75)		79,304.651	10.78	854,904
Qualified XII (0.80)		202,554.272	10.74	2,175,433
Qualified XII (0.85)		79,090.817	10.70	846,272
Qualified XII (0.90)		14,503.620	10.66	154,609
Qualified XII (0.95)		3,508,367.983	10.62	37,258,868
Qualified XII (1.00)		587,996.110	10.58	6,220,999
Qualified XII (1.05)		5,841.887	10.54	61,573
Qualified XII (1.10)		16,271.151	10.50	170,847
Qualified XII (1.15)		100,465.516	10.46	1,050,869
Qualified XII (1.20)		7,373.873	10.42	76,836
Qualified XII (1.25)		40,503.402	10.38	420,425
Qualified XII (1.30)		3,622.070	10.34	37,452
Qualified XII (1.35)		225.469	10.30	2,322
Qualified XII (1.40)		4,443.083	10.27	45,630
Qualified XII (1.45)		913.832	10.23	9,349
Qualified XII (1.50)		1,362.908	10.19	13,888
Qualified XIII		652.672	10.62	6,931
Qualified XV		3,615.202	10.62	38,393
Qualified XVI		26,186.839	10.19	266,844
Qualified XVII		649.128	10.38	6,738
Qualified XVIII		13,531.307	10.38	140,455
Qualified XXI		42,886.000	10.74	460,596
Qualified XXV		2,605.234	10.88	28,345
Qualified XXVI		1,772.895	10.71	18,988
Qualified XXVIII		819,968.227	11.79	9,667,425
Qualified XXXII		2,033.034	10.64	21,631
Qualified XXXIII (0.65)		46,818.063	10.80	505,635
Qualified XXXVIII		16,933.063	5.69	96,349
Qualified XLIII		636.801	5.67	3,611
Qualified LIII		7,494.562	9.52	71,348

	335

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP International Value Portfolio - Class I
(continued)
Qualified LIV		8,432.791	$ 9.46	$ 79,774
Qualified LVI		15,601.683	9.58	149,464
Qualified LIX		2,213.720	10.98	24,307
		7,918,311.012		$ 84,985,261
ING VP International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV		28,707.290	$ 8.65	$ 248,318

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62		715.161	$ 10.14	$ 7,252
Qualified VI		336,536.225	9.12	3,069,210
Qualified X (1.15)		7,609.289	9.19	69,929
Qualified X (1.25)		38,226.163	9.12	348,623
Qualified XII (0.00)		879.180	10.02	8,809
Qualified XII (0.30)		39,348.648	9.79	385,223
Qualified XII (0.40)		14,661.918	9.72	142,514
Qualified XII (0.50)		5,469.481	9.65	52,780
Qualified XII (0.55)		8,422.973	9.61	80,945
Qualified XII (0.60)		5,274.716	9.58	50,532
Qualified XII (0.65)		22,955.410	9.54	218,995
Qualified XII (0.70)		8,901.244	9.51	84,651
Qualified XII (0.75)		75,660.905	9.47	716,509
Qualified XII (0.80)		60,532.788	9.44	571,430
Qualified XII (0.85)		36,423.360	9.40	342,380
Qualified XII (0.90)		10,458.191	9.37	97,993
Qualified XII (0.95)		62,519.404	9.33	583,306
Qualified XII (1.00)		121,056.645	9.30	1,125,827
Qualified XII (1.05)		1,265.427	9.26	11,718
Qualified XII (1.10)		13,434.459	9.23	124,000
Qualified XII (1.15)		6,486.814	9.19	59,614
Qualified XII (1.20)		2,661.709	9.16	24,381
Qualified XII (1.25)		9,681.339	9.12	88,294
Qualified XII (1.30)		2,002.562	9.09	18,203
Qualified XII (1.35)		35.313	9.06	320
Qualified XII (1.40)		828.341	9.02	7,472
Qualified XII (1.45)		224.176	8.99	2,015
Qualified XII (1.50)		75.773	8.96	679
Qualified XV		1,036.703	9.33	9,672
Qualified XVI		9,470.469	8.96	84,855
Qualified XVIII		5,536.217	9.12	50,490
Qualified XXV		2,527.768	9.56	24,165
Qualified XXVI		681.043	9.41	6,409
Qualified XXXII		127.998	10.01	1,281
Qualified XXXVIII		13,942.355	6.37	88,813
Qualified XLIII		109.480	6.36	696
Qualified LIII		5,757.785	9.76	56,196
Qualified LIV		103.975	9.70	1,009
Qualified LVI		1,265.848	9.82	12,431
Qualified LIX		1,705.940	10.69	18,237
		934,613.195		$ 8,647,858

	336

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	12,412.067	$ 8.69	$ 107,861

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Qualified V	67.869	$ 6.18	$ 419
Qualified VI	251,417.349	6.25	1,571,358
Qualified VIII	126.454	6.25	790
Qualified X (1.15)	24,725.030	6.30	155,768
Qualified X (1.25)	33,603.720	6.25	210,023
Qualified XII (0.00)	116.621	6.86	800
Qualified XII (0.20)	74.720	6.76	505
Qualified XII (0.25)	611.458	6.74	4,121
Qualified XII (0.30)	370,460.176	6.71	2,485,788
Qualified XII (0.40)	11,905.407	6.66	79,290
Qualified XII (0.50)	3,212.994	6.61	21,238
Qualified XII (0.55)	8,944.759	6.59	58,946
Qualified XII (0.60)	13,913.041	6.56	91,270
Qualified XII (0.65)	101,609.547	6.54	664,526
Qualified XII (0.70)	5,511.720	6.51	35,881
Qualified XII (0.75)	26,985.536	6.49	175,136
Qualified XII (0.80)	84,843.865	6.46	548,091
Qualified XII (0.85)	33,603.345	6.44	216,406
Qualified XII (0.90)	4,579.204	6.42	29,398
Qualified XII (0.95)	51,116.776	6.39	326,636
Qualified XII (1.00)	197,317.744	6.37	1,256,914
Qualified XII (1.05)	6,247.814	6.35	39,674
Qualified XII (1.10)	7,517.774	6.32	47,512
Qualified XII (1.15)	6,823.825	6.30	42,990
Qualified XII (1.20)	3,259.617	6.27	20,438
Qualified XII (1.25)	15,178.054	6.25	94,863
Qualified XII (1.30)	149.090	6.23	929
Qualified XII (1.40)	2,417.204	6.18	14,938
Qualified XII (1.45)	1,067.269	6.16	6,574
Qualified XV	327.294	6.39	2,091
Qualified XVI	5,564.785	6.14	34,168
Qualified XVIII	2,423.798	6.25	15,149
Qualified XXV	4,296.594	6.55	28,143
Qualified XXVI	730.388	6.45	4,711
Qualified XXXVIII	281.637	6.34	1,786
Qualified XLIII	62.191	6.33	394
Qualified LIII	1,149.902	9.63	11,074
Qualified LIV	3,554.781	9.57	34,019
Qualified LVI	316.118	9.68	3,060
Qualified LIX	4,355.442	7.17	31,229
	1,290,470.912		$ 8,367,046

337

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	5,691.374	$ 8.20	$ 46,669

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:	855,986.362	$8.63 to $28.53	$ 17,000,524
Contracts in accumulation period:
ING MAP PLUS NP1	1,834.321	9.24	16,949
ING MAP PLUS NP14	572.373	8.95	5,123
ING MAP PLUS NP15	27.188	8.93	243
ING MAP PLUS NP21	8,396.578	8.80	73,890
ING MAP PLUS NP22	10,371.002	8.78	91,057
ING MAP PLUS NP25	222.834	8.72	1,943
ING MAP PLUS NP26	1,348.829	8.69	11,721
Qualified I	18,796.343	27.98	525,922
Qualified V	659.737	20.66	13,630
Qualified VI	5,925,047.637	21.06	124,781,503
Qualified VII	98,258.815	20.39	2,003,497
Qualified VIII	2,224.702	19.54	43,471
Qualified IX	1,463.243	20.66	30,231
Qualified X (1.15)	345,777.781	21.38	7,392,729
Qualified X (1.25)	1,052,478.852	21.06	22,165,205
Qualified XII (0.00)	41,538.894	11.75	488,082
Qualified XII (0.05)	51,503.720	23.13	1,191,281
Qualified XII (0.10)	65.905	11.63	766
Qualified XII (0.20)	36,612.798	11.51	421,413
Qualified XII (0.25)	43,293.785	11.44	495,281
Qualified XII (0.30)	217,774.729	11.38	2,478,276
Qualified XII (0.35)	12,253.294	11.32	138,707
Qualified XII (0.40)	22,299.924	16.18	360,813
Qualified XII (0.45)	36.872	11.20	413
Qualified XII (0.50)	336,346.775	11.58	3,894,896
Qualified XII (0.55)	136,408.373	11.09	1,512,769
Qualified XII (0.60)	243,822.506	11.03	2,689,362
Qualified XII (0.65)	178,483.498	10.97	1,957,964
Qualified XII (0.70)	291,415.203	10.91	3,179,340
Qualified XII (0.75)	604,118.777	10.85	6,554,689
Qualified XII (0.80)	1,235,406.997	11.52	14,231,889
Qualified XII (0.85)	803,014.231	15.50	12,446,721
Qualified XII (0.90)	183,469.079	11.20	2,054,854
Qualified XII (0.95)	834,263.468	15.31	12,772,574
Qualified XII (1.00)	1,221,726.781	15.21	18,582,464
Qualified XII (1.05)	77,643.109	15.11	1,173,187
Qualified XII (1.10)	184,494.941	15.02	2,771,114
Qualified XII (1.15)	274,078.919	14.92	4,089,257
Qualified XII (1.20)	15,527.307	14.83	230,270
Qualified XII (1.25)	88,949.868	14.74	1,311,121
Qualified XII (1.30)	4,492.960	14.64	65,777

338

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Balanced Portfolio - Class I (continued)
Qualified XII (1.35)		2,295.742	$ 14.55	$ 33,403
Qualified XII (1.40)		15,460.662	14.46	223,561
Qualified XII (1.45)		208.148	14.37	2,991
Qualified XII (1.50)		1,356.609	14.28	19,372
Qualified XIII		8.512	21.87	186
Qualified XV		11,755.637	21.84	256,743
Qualified XVI		124,977.343	20.45	2,555,787
Qualified XVII		95,222.378	21.68	2,064,421
Qualified XVIII		146,727.776	21.68	3,181,058
Qualified XIX		9,976.108	28.80	287,312
Qualified XX		19,914.801	28.47	566,974
Qualified XXV		37,947.460	22.22	843,193
Qualified XXVI		4,969.746	21.95	109,086
Qualified XXVII		826,872.862	28.23	23,342,621
Qualified XXVIII		102,517.264	28.15	2,885,861
Qualified XXX		40,737.368	27.10	1,103,983
Qualified XXXII		217,887.765	9.14	1,991,494
Qualified XXXVI		23,631.215	9.95	235,131
Qualified XXXVIII		207,840.997	7.16	1,488,142
Qualified XLIII		12,433.588	7.13	88,651
Qualified LIII		154,708.476	8.84	1,367,623
Qualified LIV		232,643.460	8.78	2,042,610
Qualified LVI		105,315.658	8.89	936,256
Qualified LIX		4,785.311	10.07	48,188
		17,862,704.196		$ 314,925,565
ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:		295,681.914	$9.89 to $83.76	$ 5,940,774
Contracts in accumulation period:
ING Custom Choice 62		7,378.504	10.38	76,589
ING MAP PLUS NP1		37,722.100	10.62	400,609
ING MAP PLUS NP6		26,873.318	10.49	281,901
ING MAP PLUS NP8		39,309.754	10.44	410,394
ING MAP PLUS NP9		11,721.298	10.41	122,019
ING MAP PLUS NP10		230.615	10.38	2,394
ING MAP PLUS NP11		109,386.945	10.36	1,133,249
ING MAP PLUS NP12		55,533.585	10.33	573,662
ING MAP PLUS NP13		5,522.661	10.31	56,939
ING MAP PLUS NP14		5,900.766	10.28	60,660
ING MAP PLUS NP15		62,189.408	10.26	638,063
ING MAP PLUS NP16		979.648	10.23	10,022
ING MAP PLUS NP17		16,570.654	10.21	169,186
ING MAP PLUS NP18		6,164.972	10.18	62,759
ING MAP PLUS NP19		757.897	10.16	7,700
ING MAP PLUS NP20		291.653	10.13	2,954
ING MAP PLUS NP21		2,716.043	10.11	27,459
ING MAP PLUS NP23		9,680.783	10.06	97,389
ING MAP PLUS NP24		1,638.123	10.03	16,430
ING MAP PLUS NP25		557.927	10.01	5,585

	339

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class I
(continued)
ING MAP PLUS NP26		746.945	$ 9.98	$ 7,455
ING MAP PLUS NP27		3,727.362	9.96	37,125
ING MAP PLUS NP28		15,306.125	9.94	152,143
ING MAP PLUS NP29		1,701.270	9.91	16,860
ING MAP PLUS NP30		1,515.183	9.89	14,985
ING MAP PLUS NP35		1,257.529	9.77	12,286
Qualified I		5,483.794	73.34	402,181
Qualified V		1,185.824	18.47	21,902
Qualified VI		4,992,356.036	18.57	92,708,052
Qualified VII		62,712.843	17.29	1,084,305
Qualified VIII		7,996.226	17.09	136,656
Qualified IX		553.548	18.08	10,008
Qualified X (1.15)		271,720.350	18.86	5,124,646
Qualified X (1.25)		703,102.523	18.57	13,056,614
Qualified XII (0.00)		26,354.370	15.71	414,027
Qualified XII (0.05)		209,522.685	20.41	4,276,358
Qualified XII (0.10)		6.334	15.54	98
Qualified XII (0.20)		38,193.010	15.38	587,409
Qualified XII (0.25)		31,797.180	15.29	486,179
Qualified XII (0.30)		189,955.718	15.21	2,889,226
Qualified XII (0.35)		5,567.904	15.13	84,242
Qualified XII (0.40)		59,370.861	17.28	1,025,928
Qualified XII (0.45)		809.370	14.97	12,116
Qualified XII (0.50)		463,233.691	15.10	6,994,829
Qualified XII (0.55)		233,534.895	14.81	3,458,652
Qualified XII (0.60)		123,333.212	14.74	1,817,932
Qualified XII (0.65)		461,356.211	14.66	6,763,482
Qualified XII (0.70)		411,319.418	14.58	5,997,037
Qualified XII (0.75)		373,088.946	14.50	5,409,790
Qualified XII (0.80)		966,351.581	14.63	14,137,724
Qualified XII (0.85)		775,031.794	16.55	12,826,776
Qualified XII (0.90)		82,848.322	14.49	1,200,472
Qualified XII (0.95)		2,994,466.155	16.34	48,929,577
Qualified XII (1.00)		1,700,056.020	16.24	27,608,910
Qualified XII (1.05)		73,671.367	16.13	1,188,319
Qualified XII (1.10)		130,907.828	16.03	2,098,452
Qualified XII (1.15)		158,911.537	15.93	2,531,461
Qualified XII (1.20)		44,152.548	15.83	698,935
Qualified XII (1.25)		121,609.453	15.73	1,912,917
Qualified XII (1.30)		5,293.579	15.63	82,739
Qualified XII (1.35)		3,013.917	15.53	46,806
Qualified XII (1.40)		25,237.260	15.44	389,663
Qualified XII (1.45)		7,872.748	15.34	120,768
Qualified XII (1.50)		1,041.107	15.24	15,866
Qualified XV		7,842.564	19.26	151,048
Qualified XVI		143,535.671	18.04	2,589,384
Qualified XVII		112,091.714	18.90	2,118,533
Qualified XVIII		174,989.521	18.90	3,307,302

	340

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class I
(continued)
Qualified XIX		15.553	$ 74.63	$ 1,161
Qualified XX		7,112.050	73.28	521,171
Qualified XXI		21,798.099	19.54	425,935
Qualified XXV		23,421.091	19.59	458,819
Qualified XXVI		10,470.949	19.35	202,613
Qualified XXVII		576,494.321	73.52	42,383,862
Qualified XXVIII		156,594.803	73.31	11,479,965
Qualified XXX		18,281.029	70.58	1,290,275
Qualified XXXII		94,934.097	10.30	977,821
Qualified XXXIII (0.65)		26,899.284	12.34	331,937
Qualified XXXV		3,927.286	10.08	39,587
Qualified XXIX		307.818	72.02	22,169
Qualified XXXVI		42,348.150	12.44	526,811
Qualified XXXVIII		143,974.240	9.25	1,331,762
Qualified XLIII		12,500.482	9.22	115,254
Qualified LIII		231,330.109	10.23	2,366,507
Qualified LIV		177,823.331	10.16	1,806,685
Qualified LVI		95,615.210	10.28	982,924
Qualified LIX		5,085.538	12.59	64,027
		18,571,476.057		$ 350,384,197
ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV		21,971.157	$ 9.64	$ 211,802

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:		1,213,874.450	$10.68 to $12.98	$ 13,677,870
Contracts in accumulation period:
ING Custom Choice 62		273,075.388	11.10	3,031,137
ING MAP PLUS NP4		2,317.484	11.41	26,442
ING MAP PLUS NP6		12.220	11.35	139
ING MAP PLUS NP15		6,640.462	11.10	73,709
ING MAP PLUS NP17		687.285	11.05	7,595
ING MAP PLUS NP19		24,465.035	11.00	269,115
ING MAP PLUS NP21		941.994	10.94	10,305
ING MAP PLUS NP25		1,013.073	10.83	10,972
ING MAP PLUS NP26		486.964	10.81	5,264
Qualified I		3,905.472	54.26	211,911
Qualified V		24,448.478	15.08	368,683
Qualified VI		5,263,804.102	15.42	81,167,859
Qualified VII		66,945.829	15.42	1,032,305
Qualified VIII		8,305.971	14.84	123,261
Qualified IX		868.685	15.69	13,630
Qualified X (1.15)		395,971.404	15.66	6,200,912
Qualified X (1.25)		819,903.676	15.42	12,642,915
Qualified XII (0.00)		16,516.336	14.51	239,652
Qualified XII (0.05)		44,401.187	16.94	752,156
Qualified XII (0.25)		5,139.268	14.13	72,618
Qualified XII (0.30)		582,760.278	14.05	8,187,782

	341

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market Portfolio - Class I (continued)
Qualified XII (0.35)	88,510.200	$ 13.98	$ 1,237,373
Qualified XII (0.40)	254,244.825	15.14	3,849,267
Qualified XII (0.45)	334.852	13.83	4,631
Qualified XII (0.50)	1,857,130.772	13.89	25,795,546
Qualified XII (0.55)	248,143.341	13.68	3,394,601
Qualified XII (0.60)	422,638.988	13.61	5,752,117
Qualified XII (0.65)	1,668,292.366	13.54	22,588,679
Qualified XII (0.70)	1,104,772.716	13.47	14,881,288
Qualified XII (0.75)	1,480,502.667	13.40	19,838,736
Qualified XII (0.80)	1,831,765.099	13.50	24,728,829
Qualified XII (0.85)	931,951.521	14.50	13,513,297
Qualified XII (0.90)	201,555.761	13.32	2,684,723
Qualified XII (0.95)	3,316,496.492	14.32	47,492,230
Qualified XII (1.00)	4,585,229.181	14.23	65,247,811
Qualified XII (1.05)	208,197.288	14.14	2,943,910
Qualified XII (1.10)	287,943.348	14.05	4,045,604
Qualified XII (1.15)	201,803.071	13.96	2,817,171
Qualified XII (1.20)	60,965.910	13.88	846,207
Qualified XII (1.25)	813,394.346	13.79	11,216,708
Qualified XII (1.30)	8,505.961	13.70	116,532
Qualified XII (1.35)	2,810.007	13.62	38,272
Qualified XII (1.40)	46,061.786	13.53	623,216
Qualified XII (1.45)	16,415.776	13.45	220,792
Qualified XII (1.50)	5,570.085	13.36	74,416
Qualified XIII	20,037.370	16.02	320,999
Qualified XV	27,161.909	15.99	434,319
Qualified XVI	160,993.788	14.98	2,411,687
Qualified XVII	133,856.005	15.42	2,064,060
Qualified XVIII	254,553.658	15.42	3,925,217
Qualified XIX	159.202	54.26	8,638
Qualified XX	23,931.595	53.14	1,271,725
Qualified XXI	61,458.099	16.22	996,850
Qualified XXV	78,148.377	16.27	1,271,474
Qualified XXVI	14,553.054	16.07	233,868
Qualified XXVII	1,255,218.711	57.58	72,275,493
Qualified XXVIII	757,774.535	56.47	42,791,528
Qualified XXIX	1.550	53.14	82
Qualified XXX	40,069.364	52.08	2,086,812
Qualified XXXII	42,730.896	11.07	473,031
Qualified XXXIII (0.65)	68,430.098	11.78	806,107
Qualified XXXV	261,737.154	11.27	2,949,778
Qualified XXXVI	18,680.948	11.87	221,743
Qualified XXXVIII	97,098.675	10.36	1,005,942
Qualified LIII	177,630.688	11.48	2,039,200
Qualified LIV	65,819.639	11.41	751,002
Qualified LVI	26,299.354	11.54	303,495
Qualified XLIII	11,048.288	10.33	114,129
Qualified LIX	15,309.037	12.02	184,015
	32,012,423.394		$ 541,019,382

342

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	6,528.723	$ 26.71	$ 174,382
Qualified XII (0.50)	159.972	17.96	2,873
Qualified XII (0.55)	4.948	16.99	84
Qualified XII (0.65)	15.044	16.81	253
Qualified XII (0.70)	119.880	16.73	2,006
Qualified XII (0.75)	531.044	16.64	8,837
Qualified XII (0.80)	26.060	17.88	466
Qualified XII (0.85)	17.961	25.02	449
Qualified XII (0.90)	675.410	17.36	11,725
Qualified XII (0.95)	102.209	24.70	2,525
Qualified XII (1.00)	838.002	24.55	20,573
Qualified XII (1.15)	32.698	24.09	788
Qualified XII (1.25)	40.610	23.78	966
Qualified XII (1.40)	0.198	23.34	5
Qualified XII (1.45)	5.572	23.19	129
Qualified XVII	367.136	26.71	9,806
	9,465.467		$ 235,867
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	3,019.991	$ 23.44	$ 70,789
Qualified X (1.25)	7.952	15.77	125
Qualified XII (0.50)	22.232	17.36	386
Qualified XII (0.55)	23.993	16.94	406
Qualified XII (0.60)	3.220	16.85	54
Qualified XII (0.70)	604.748	16.68	10,087
Qualified XII (0.75)	162.952	16.59	2,703
Qualified XII (0.80)	40.389	16.85	681
Qualified XII (0.85)	21.428	20.60	441
Qualified XII (0.90)	97.999	16.67	1,634
Qualified XII (0.95)	21.086	20.34	429
Qualified XII (1.00)	496.797	20.21	10,040
Qualified XII (1.15)	10.360	19.83	205
Qualified XII (1.50)	8.012	18.97	152
	4,541.159		$ 98,132

343

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	3,477.959	$ 13.76	$ 47,857
Qualified X (1.25)	18.923	14.72	279
Qualified XII (0.50)	162.488	8.90	1,446
Qualified XII (0.55)	7.915	8.35	66
Qualified XII (0.70)	1,141.786	8.22	9,385
Qualified XII (0.75)	849.163	8.17	6,938
Qualified XII (0.80)	38.027	8.95	340
Qualified XII (0.85)	27.897	12.37	345
Qualified XII (0.90)	394.288	8.60	3,391
Qualified XII (0.95)	89.380	12.22	1,092
Qualified XII (1.00)	325.933	12.14	3,957
Qualified XII (1.40)	4.036	11.54	47
Qualified XVII	4.154	13.76	57
	6,541.949		$ 75,200
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	10,622.299	$ 17.72	$ 188,227
Qualified XII (0.30)	306.371	11.30	3,462
Qualified XII (0.45)	0.049	11.12	1
Qualified XII (0.50)	167.938	11.44	1,921
Qualified XII (0.55)	5.683	11.00	63
Qualified XII (0.65)	15.013	10.88	163
Qualified XII (0.70)	1,027.257	10.83	11,125
Qualified XII (0.75)	187.035	10.77	2,014
Qualified XII (0.80)	262.084	11.55	3,027
Qualified XII (0.85)	522.517	12.46	6,511
Qualified XII (0.90)	316.520	11.24	3,558
Qualified XII (0.95)	151.856	12.30	1,868
Qualified XII (1.00)	603.393	12.23	7,380
Qualified XII (1.20)	504.462	11.92	6,013
Qualified XII (1.45)	8.855	11.55	102
Qualified XII (1.50)	12.837	11.48	147
Qualified XVII	234.248	17.72	4,151
	14,948.417		$ 239,733

344

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	6,444.407	$ 14.85	$ 95,699
Qualified XII (0.45)	0.093	7.73	1
Qualified XII (0.50)	183.400	8.63	1,583
Qualified XII (0.65)	14.975	7.57	113
Qualified XII (0.70)	1,085.977	7.53	8,177
Qualified XII (0.75)	893.306	7.49	6,691
Qualified XII (0.80)	1,362.297	8.76	11,934
Qualified XII (0.85)	95.276	12.79	1,219
Qualified XII (0.90)	640.245	8.48	5,429
Qualified XII (0.95)	67.212	12.63	849
Qualified XII (1.00)	896.436	12.55	11,250
Qualified XII (1.15)	45.699	12.31	563
Qualified XII (1.20)	134.796	12.23	1,649
Qualified XII (1.50)	4.429	11.78	52
Qualified XVII	605.844	14.85	8,997
	12,474.392		$ 154,206
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Contracts in accumulation period:
ING Custom Choice 62	1,538.540	$ 5.30	$ 8,154
ING MAP PLUS NP8	17,114.523	5.37	91,905
ING MAP PLUS NP22	46.204	5.30	245
Qualified VI	12,946.621	5.30	68,617
Qualified XII (0.00)	127.017	5.42	688
Qualified XII (0.30)	172.139	5.39	928
Qualified XII (0.40)	92.353	5.38	497
Qualified XII (0.50)	21,512.855	5.37	115,524
Qualified XII (0.55)	621.298	5.37	3,336
Qualified XII (0.65)	37.093	5.36	199
Qualified XII (0.70)	44.198	5.35	236
Qualified XII (0.75)	228.256	5.35	1,221
Qualified XII (0.80)	4,104.397	5.34	21,917
Qualified XII (0.85)	133.938	5.34	715
Qualified XII (0.90)	670.540	5.33	3,574
Qualified XII (0.95)	1,964.600	5.33	10,471
Qualified XII (1.00)	6,137.381	5.33	32,712
Qualified XII (1.05)	373.801	5.32	1,989
Qualified XII (1.10)	924.128	5.32	4,916
Qualified XII (1.15)	134.467	5.31	714
Qualified XII (1.20)	1,688.851	5.31	8,968
Qualified XII (1.25)	1,816.177	5.30	9,626
Qualified XV	10.313	5.33	55
Qualified XXV	49.104	5.36	263
Qualified XXVI	26.275	5.35	141
	72,515.069		$ 387,611

345

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XII (1.05)	25,657.965	$ 8.01	$ 205,520

Loomis Sayles Small Cap Value Fund - Retail Class
Contracts in accumulation period:
Qualified VI	13,494.603	$ 7.15	$ 96,486
Qualified XII (0.40)	13.522	7.19	97
Qualified XII (0.50)	1,313.391	7.19	9,443
Qualified XII (0.70)	6.866	7.18	49
Qualified XII (0.75)	612.874	7.17	4,394
Qualified XII (0.80)	0.473	7.17	3
Qualified XII (0.85)	3,415.039	7.17	24,486
Qualified XII (0.90)	288.987	7.17	2,072
Qualified XII (0.95)	1,034.700	7.16	7,408
Qualified XII (1.00)	3,939.031	7.16	28,203
Qualified XII (1.05)	180.365	7.16	1,291
Qualified XII (1.15)	1,710.443	7.16	12,247
Qualified XII (1.25)	27.917	7.15	200
Qualified XII (1.50)	4.424	7.14	32
Qualified XVI	177.866	7.14	1,270
Qualified XXI	99,616.819	7.17	714,253
Qualified XXV	274.294	7.17	1,967
Qualified LIII	17.650	7.19	127
Qualified LIV	96.569	7.17	692
Qualified LVI	39.008	7.20	281
	126,264.841		$ 905,001
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
Qualified XII (1.00)	10,402.549	$ 10.13	$ 105,378
ING MAP PLUS NP8	3,964.098	8.71	34,527
ING MAP PLUS NP9	8,582.035	8.69	74,578
ING MAP PLUS NP11	3,468.677	8.64	29,969
ING MAP PLUS NP12	4,635.048	8.62	39,954
ING MAP PLUS NP15	3,775.352	8.56	32,317
ING MAP PLUS NP16	5,655.100	8.54	48,295
ING MAP PLUS NP17	11,119.506	8.52	94,738
ING MAP PLUS NP20	11,410.413	8.45	96,418
ING MAP PLUS NP21	11,032.133	8.43	93,001
ING MAP PLUS NP23	7,708.306	8.39	64,673
ING MAP PLUS NP25	463.776	8.35	3,873
ING MAP PLUS NP28	31.455	8.29	261
ING MAP PLUS NP30	1,206.749	8.25	9,956
ING MAP PLUS NP32	77.415	8.21	636
ING MAP PLUS NP35	1,315.312	8.15	10,720
	84,847.924		$ 739,294

346

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	114.333	$ 12.03	$ 1,375
ING MAP PLUS NP9	18,147.402	12.01	217,950
ING MAP PLUS NP11	14,916.558	11.95	178,253
ING MAP PLUS NP12	1,587.212	11.92	18,920
ING MAP PLUS NP14	6,999.141	11.86	83,010
ING MAP PLUS NP15	2,954.702	11.83	34,954
ING MAP PLUS NP17	3,420.889	11.77	40,264
ING MAP PLUS NP20	25,996.133	11.69	303,895
ING MAP PLUS NP21	4,044.516	11.66	47,159
ING MAP PLUS NP22	334.061	11.63	3,885
ING MAP PLUS NP23	644.622	11.60	7,478
ING MAP PLUS NP28	7,890.551	11.46	90,426
ING MAP PLUS NP29	3,042.303	11.43	34,774
ING MAP PLUS NP30	1,013.709	11.40	11,556
	91,106.132		$ 1,073,899
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Currently payable annuity contracts:	69,589.139	$ 9.12	$ 634,653
Contracts in accumulation period:
ING Custom Choice 62	2,099.978	8.52	17,892
Qualified VI	1,608,994.623	8.85	14,239,602
Qualified X (1.15)	65,316.185	8.92	582,620
Qualified X (1.25)	214,956.892	8.85	1,902,368
Qualified XII (0.00)	6,443.540	9.72	62,631
Qualified XII (0.10)	66.860	9.64	645
Qualified XII (0.20)	107.336	9.57	1,027
Qualified XII (0.25)	55.100	9.54	526
Qualified XII (0.30)	295,857.305	9.50	2,810,644
Qualified XII (0.35)	1,591.448	9.47	15,071
Qualified XII (0.40)	23,024.381	9.43	217,120
Qualified XII (0.50)	109,355.716	9.36	1,023,570
Qualified XII (0.55)	36,506.043	9.33	340,601
Qualified XII (0.60)	19,908.343	9.29	184,949
Qualified XII (0.65)	30,323.774	9.26	280,798
Qualified XII (0.70)	59,386.380	9.22	547,542
Qualified XII (0.75)	161,695.103	9.19	1,485,978
Qualified XII (0.80)	120,524.590	9.15	1,102,800
Qualified XII (0.85)	248,848.323	9.12	2,269,497
Qualified XII (0.90)	39,703.166	9.09	360,902
Qualified XII (0.95)	1,641,821.559	9.05	14,858,485
Qualified XII (1.00)	999,731.257	9.02	9,017,576
Qualified XII (1.05)	40,909.576	8.98	367,368
Qualified XII (1.10)	40,064.575	8.95	358,578
Qualified XII (1.15)	53,989.889	8.92	481,590
Qualified XII (1.20)	11,887.521	8.88	105,561
Qualified XII (1.25)	107,584.744	8.85	952,125
Qualified XII (1.30)	2,105.865	8.82	18,574

347

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC (continued)
Qualified XII (1.35)	1,998.309	$ 8.79	$ 17,565
Qualified XII (1.40)	9,113.795	8.75	79,746
Qualified XII (1.45)	2,607.264	8.72	22,735
Qualified XII (1.50)	2,209.497	8.69	19,201
Qualified XIII	1,147.110	9.05	10,381
Qualified XV	5,576.346	9.05	50,466
Qualified XVI	48,955.573	8.69	425,424
Qualified XVII	3,045.859	8.85	26,956
Qualified XVIII	2,166.810	8.85	19,176
Qualified XXV	33,439.534	9.19	307,309
Qualified XXVI	7,426.778	9.09	67,509
Qualified XXVII	918,372.095	11.16	10,249,033
Qualified XXVIII	897,059.683	9.65	8,656,626
Qualified XXXII	7,743.997	8.92	69,076
Qualified XXXIII (0.65)	27,615.749	10.36	286,099
Qualified XXXVIII	10,612.625	5.73	60,810
Qualified XLIII	873.916	5.71	4,990
Qualified LIII	18,986.062	7.70	146,193
Qualified LIV	39,803.460	7.65	304,496
Qualified LVI	8,297.977	7.73	64,143
Qualified LIX	1,923.516	10.54	20,274
	8,061,425.166		$ 75,149,501
Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	13,177.404	$ 8.09	$ 106,605
ING MAP PLUS NP12	9,602.874	8.03	77,111
ING MAP PLUS NP17	864.774	7.93	6,858
ING MAP PLUS NP20	22,059.225	7.88	173,827
	45,704.277		$ 364,401
Morgan Stanley U.S. Small Cap Value Portfolio -
Class I
Contracts in accumulation period:
Qualified XLII	113,598.391	$ 7.40	$ 840,628

348

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Neuberger Berman Socially Responsive Fund® -
Trust Class
Contracts in accumulation period:
ING MAP PLUS NP8		2,586.827	$ 6.98	$ 18,056
ING MAP PLUS NP11		9,517.066	6.95	66,144
ING MAP PLUS NP12		15,562.032	6.94	108,001
ING MAP PLUS NP13		1,417.066	6.93	9,820
ING MAP PLUS NP15		35,499.713	6.91	245,303
ING MAP PLUS NP16		240.607	6.90	1,660
ING MAP PLUS NP17		367.933	6.90	2,539
ING MAP PLUS NP18		1,744.347	6.89	12,019
ING MAP PLUS NP19		61.167	6.88	421
ING MAP PLUS NP20		854.125	6.87	5,868
ING MAP PLUS NP22		440.686	6.85	3,019
ING MAP PLUS NP23		122.680	6.84	839
ING MAP PLUS NP24		61.647	6.83	421
ING MAP PLUS NP25		100.859	6.82	688
ING MAP PLUS NP26		3,577.426	6.81	24,362
Qualified VI		99,706.904	6.84	681,995
Qualified XII (0.00)		219.546	7.07	1,552
Qualified XII (0.30)		1,040.879	7.01	7,297
Qualified XII (0.40)		3,468.019	7.00	24,276
Qualified XII (0.50)		593.149	6.98	4,140
Qualified XII (0.55)		9,575.879	6.97	66,744
Qualified XII (0.60)		16.619	6.96	116
Qualified XII (0.65)		8.114	6.95	56
Qualified XII (0.70)		3,092.084	6.94	21,459
Qualified XII (0.75)		12,402.297	6.93	85,948
Qualified XII (0.80)		4,074.707	6.92	28,197
Qualified XII (0.85)		9,811.168	6.91	67,795
Qualified XII (0.90)		3,155.125	6.90	21,770
Qualified XII (0.95)		27,716.424	6.89	190,966
Qualified XII (1.00)		48,300.624	6.88	332,308
Qualified XII (1.05)		1,455.901	6.87	10,002
Qualified XII (1.10)		5,022.703	6.87	34,506
Qualified XII (1.15)		1,735.649	6.86	11,907
Qualified XII (1.20)		318.581	6.85	2,182
Qualified XII (1.25)		3,661.833	6.84	25,047
Qualified XII (1.30)		17.832	6.83	122
Qualified XII (1.35)		114.537	6.82	781
Qualified XII (1.40)		1,880.777	6.81	12,808
Qualified XII (1.50)		424.087	6.79	2,880
Qualified XV		207.611	6.89	1,430
Qualified XVI		5,859.630	6.79	39,787
Qualified XXV		12.984	6.93	90
Qualified XXXVIII		337.505	6.12	2,066
Qualified LIII		666.366	7.00	4,665
Qualified LIV		672.767	6.96	4,682
Qualified LVI		41.737	7.03	293
		317,766.219		$ 2,187,027

	349

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1		120,619.695	$ 10.62	$ 1,280,981
ING MAP PLUS NP4		12,194.923	10.55	128,656
ING MAP PLUS NP6		9,442.686	10.49	99,054
ING MAP PLUS NP8		8,714.842	10.44	90,983
ING MAP PLUS NP9		8,842.665	10.42	92,141
ING MAP PLUS NP11		6,236.128	10.37	64,669
ING MAP PLUS NP12		5,703.095	10.34	58,970
ING MAP PLUS NP13		11.152	10.32	115
ING MAP PLUS NP14		27,128.087	10.29	279,148
ING MAP PLUS NP15		12,104.970	10.27	124,318
ING MAP PLUS NP16		89.778	10.24	919
ING MAP PLUS NP17		3,117.980	10.22	31,866
ING MAP PLUS NP18		17,036.733	10.19	173,604
ING MAP PLUS NP19		6,272.335	10.17	63,790
ING MAP PLUS NP20		8,825.700	10.14	89,493
ING MAP PLUS NP21		152.253	10.12	1,541
ING MAP PLUS NP22		4,178.071	10.09	42,157
ING MAP PLUS NP23		285.134	10.07	2,871
ING MAP PLUS NP24		137.628	10.04	1,382
ING MAP PLUS NP26		1,435.966	9.99	14,345
ING MAP PLUS NP28		242.240	9.94	2,408
ING MAP PLUS NP30		1,392.400	9.89	13,771
		254,164.461		$ 2,657,182
New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62		4,142.103	$ 10.63	$ 44,031
Qualified V		207.995	10.27	2,136
Qualified VI		800,025.158	10.34	8,272,260
Qualified XII (0.00)		901.751	10.97	9,892
Qualified XII (0.25)		1,002.757	10.84	10,870
Qualified XII (0.30)		163,521.208	10.81	1,767,664
Qualified XII (0.35)		1,881.055	10.79	20,297
Qualified XII (0.40)		24,554.072	10.76	264,202
Qualified XII (0.50)		494,219.866	10.71	5,293,095
Qualified XII (0.55)		19,110.027	10.69	204,286
Qualified XII (0.60)		28,948.840	10.66	308,595
Qualified XII (0.65)		11,890.704	10.64	126,517
Qualified XII (0.70)		30,286.634	10.61	321,341
Qualified XII (0.75)		143,929.836	10.59	1,524,217
Qualified XII (0.80)		228,121.419	10.56	2,408,962
Qualified XII (0.85)		139,486.931	10.54	1,470,192
Qualified XII (0.90)		11,733.443	10.51	123,318
Qualified XII (0.95)		147,639.370	10.49	1,548,737
Qualified XII (1.00)		562,864.583	10.47	5,893,192
Qualified XII (1.05)		12,246.246	10.44	127,851
Qualified XII (1.10)		17,613.402	10.42	183,532

	350

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-4 (continued)
Qualified XII (1.15)	19,816.549	$ 10.39	$ 205,894
Qualified XII (1.20)	7,629.804	10.37	79,121
Qualified XII (1.25)	52,270.074	10.34	540,473
Qualified XII (1.30)	308.832	10.32	3,187
Qualified XII (1.35)	191.517	10.30	1,973
Qualified XII (1.40)	8,569.930	10.27	88,013
Qualified XII (1.45)	573.413	10.25	5,877
Qualified XV	1,004.771	10.49	10,540
Qualified XVI	10,323.341	10.22	105,505
Qualified XVII	2,794.323	10.42	29,117
Qualified XXI	256,382.056	10.56	2,707,395
Qualified XXV	4,182.367	10.60	44,333
Qualified XXVI	800.736	10.54	8,440
Qualified XXVII	532,037.439	9.58	5,096,919
Qualified XXXIII (0.65)	34.917	10.93	382
Qualified XXXVIII	7,494.527	6.13	45,941
Qualified XLIII	46.126	6.11	282
Qualified LIII	1,382.138	9.94	13,738
Qualified LIV	10,034.553	9.87	99,041
Qualified LVI	1,211.701	9.98	12,093
Qualified LIX	1,564.907	10.80	16,901
	3,762,981.421		$ 39,040,352
Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	978.848	$ 7.03	$ 6,881
ING MAP PLUS NP9	5,198.690	7.01	36,443
ING MAP PLUS NP10	301.649	6.99	2,109
ING MAP PLUS NP11	19,203.911	6.97	133,851
ING MAP PLUS NP12	2,076.793	6.96	14,454
ING MAP PLUS NP14	797.792	6.92	5,521
ING MAP PLUS NP18	5,224.421	6.86	35,840
ING MAP PLUS NP23	13,184.635	6.77	89,260
ING MAP PLUS NP26	1,201.908	6.72	8,077
ING MAP PLUS NP28	4,561.513	6.69	30,517
	52,730.160		$ 362,953

351

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	3,027.453	$ 16.82	$ 50,922
ING MAP PLUS NP1	18,485.401	16.00	295,766
ING MAP PLUS NP8	3,041.230	15.72	47,808
ING MAP PLUS NP9	14,421.382	15.69	226,271
ING MAP PLUS NP10	2,073.315	15.65	32,447
ING MAP PLUS NP11	6,501.280	15.61	101,485
ING MAP PLUS NP12	15,453.216	15.57	240,607
ING MAP PLUS NP14	53.900	15.49	835
ING MAP PLUS NP15	4,925.699	15.46	76,151
ING MAP PLUS NP17	11,351.114	15.38	174,580
ING MAP PLUS NP19	3,896.746	15.31	59,659
ING MAP PLUS NP20	8,721.734	15.27	133,181
ING MAP PLUS NP21	9,218.439	15.23	140,397
ING MAP PLUS NP22	532.315	15.19	8,086
ING MAP PLUS NP23	1,301.699	15.16	19,734
ING MAP PLUS NP24	116.894	15.12	1,767
ING MAP PLUS NP25	1,807.974	15.08	27,264
ING MAP PLUS NP26	731.264	15.04	10,998
ING MAP PLUS NP27	1,196.356	15.01	17,957
ING MAP PLUS NP28	2,041.527	14.97	30,562
ING MAP PLUS NP29	1,863.516	14.93	27,822
ING MAP PLUS NP30	734.990	14.90	10,951
Qualified V	276.017	33.24	9,175
Qualified VI	1,006,710.723	33.69	33,916,084
Qualified XII (0.00)	2,188.353	37.41	81,866
Qualified XII (0.10)	8.073	37.10	300
Qualified XII (0.25)	641.586	36.63	23,501
Qualified XII (0.30)	29,836.199	36.48	1,088,425
Qualified XII (0.40)	43,790.089	36.18	1,584,325
Qualified XII (0.45)	82.313	36.02	2,965
Qualified XII (0.50)	176,630.312	35.87	6,335,729
Qualified XII (0.55)	16,305.551	35.72	582,434
Qualified XII (0.60)	11,153.030	35.57	396,713
Qualified XII (0.65)	20,674.967	35.42	732,307
Qualified XII (0.70)	87,307.946	35.28	3,080,224
Qualified XII (0.75)	50,289.899	35.13	1,766,684
Qualified XII (0.80)	48,560.501	34.98	1,698,646
Qualified XII (0.85)	111,277.128	34.84	3,876,895
Qualified XII (0.90)	25,538.429	34.69	885,928
Qualified XII (0.95)	149,476.490	34.54	5,162,918
Qualified XII (1.00)	507,977.653	34.40	17,474,431
Qualified XII (1.05)	25,176.794	34.26	862,557
Qualified XII (1.10)	20,068.728	34.11	684,544
Qualified XII (1.15)	38,609.579	33.97	1,311,567
Qualified XII (1.20)	2,889.717	33.83	97,759
Qualified XII (1.25)	44,277.471	33.69	1,491,708

352

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
(continued)
Qualified XII (1.30)	656.101	$ 33.54	$ 22,006
Qualified XII (1.35)	237.369	33.40	7,928
Qualified XII (1.40)	4,942.278	33.26	164,380
Qualified XII (1.45)	1,170.812	33.12	38,777
Qualified XII (1.50)	295.951	32.99	9,763
Qualified XIII	39.897	34.54	1,378
Qualified XV	3,810.182	34.54	131,604
Qualified XVI	21,658.624	32.99	714,518
Qualified XVII	3,421.741	33.69	115,278
Qualified XXI	20,457.445	34.98	715,601
Qualified XXV	15,415.232	35.10	541,075
Qualified XXVI	1,629.457	34.67	56,493
Qualified XXVII	1,124,498.882	22.68	25,503,635
Qualified XXXVIII	43,081.596	5.12	220,578
Qualified XLIII	5,492.922	5.11	28,069
Qualified LIII	23,862.285	12.00	286,347
Qualified LIV	43,297.420	11.92	516,105
Qualified LVI	24,999.385	12.05	301,243
Qualified LIX	2,787.007	35.08	97,768
	3,872,999.578		$ 114,355,481
Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP15	40.381	$ 9.36	$ 378
ING MAP PLUS NP17	61.377	9.31	571
ING MAP PLUS NP28	0.046	9.06	0
Qualified VI	7,491.395	14.70	110,124
Qualified X (1.25)	26.465	14.70	389
Qualified XII (0.45)	2.478	15.97	40
Qualified XII (0.50)	122.645	15.93	1,954
Qualified XII (0.55)	4.120	15.80	65
Qualified XII (0.60)	21.295	15.72	335
Qualified XII (0.70)	3,312.435	15.55	51,508
Qualified XII (0.75)	848.106	15.47	13,120
Qualified XII (0.80)	635.415	15.43	9,804
Qualified XII (0.85)	470.131	15.35	7,217
Qualified XII (0.90)	60.747	15.27	928
Qualified XII (0.95)	129.771	15.18	1,970
Qualified XII (1.00)	1,793.056	15.10	27,075
Qualified XII (1.10)	96.276	14.94	1,438
Qualified XII (1.15)	318.727	14.86	4,736
Qualified XII (1.25)	136.457	14.70	2,006
Qualified XII (1.40)	0.075	14.47	1
Qualified XII (1.50)	12.793	14.32	183
Qualified XVII	918.614	14.70	13,504
	16,502.805		$ 247,346

353

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:		10,365.984	$5.99 to $6.76	$ 63,088

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62		405.293	$ 7.98	$ 3,234
Qualified V		617.878	7.93	4,900
Qualified VI		223,505.187	7.98	1,783,571
Qualified X (1.15)		2,430.959	9.13	22,195
Qualified X (1.25)		16,322.646	9.09	148,373
Qualified XII (0.00)		518.788	8.35	4,332
Qualified XII (0.25)		289.145	8.27	2,391
Qualified XII (0.30)		1,169.570	8.26	9,661
Qualified XII (0.40)		3,434.810	8.23	28,268
Qualified XII (0.50)		11,496.299	8.20	94,270
Qualified XII (0.55)		2,611.572	8.18	21,363
Qualified XII (0.60)		1,958.200	8.17	15,998
Qualified XII (0.65)		10,602.151	8.15	86,408
Qualified XII (0.70)		6,550.124	8.14	53,318
Qualified XII (0.75)		17,774.163	8.12	144,326
Qualified XII (0.80)		12,636.646	8.11	102,483
Qualified XII (0.85)		56,609.476	8.09	457,971
Qualified XII (0.90)		3,897.839	8.08	31,495
Qualified XII (0.95)		30,484.138	8.06	245,702
Qualified XII (1.00)		104,048.288	8.05	837,589
Qualified XII (1.05)		3,695.650	8.03	29,676
Qualified XII (1.10)		7,928.132	8.02	63,584
Qualified XII (1.15)		5,762.361	8.00	46,099
Qualified XII (1.20)		1,089.497	7.99	8,705
Qualified XII (1.25)		9,411.470	7.98	75,104
Qualified XII (1.35)		1,643.714	7.95	13,068
Qualified XII (1.40)		709.781	7.93	5,629
Qualified XII (1.45)		686.991	7.92	5,441
Qualified XII (1.50)		42.348	7.90	335
Qualified XIII		23.285	8.06	188
Qualified XV		4,415.484	8.06	35,589
Qualified XVI		7,287.272	7.90	57,569
Qualified XVIII		1,457.898	9.19	13,398
Qualified XXV		158.411	8.12	1,286
Qualified XXVI		17.005	8.08	137
Qualified XXXII		948.982	9.09	8,626
Qualified XXXVIII		5,306.700	5.87	31,150
Qualified XLIII		297.142	5.85	1,738
Qualified LIII		4,886.715	8.26	40,364
Qualified LIV		10,303.716	8.20	84,490
Qualified LVI		4,250.549	8.30	35,280
		577,686.275		$ 4,655,304

	354

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Oppenheimer MidCap Fund/VA
Currently payable annuity contracts:		3,741.553	$2.76 to $5.50	$ 13,330

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Qualified VI		2,902.320	$ 13.83	$ 40,139
Qualified XII (0.50)		0.961	14.99	14
Qualified XII (0.55)		14.039	14.91	209
Qualified XII (0.60)		2.996	14.84	44
Qualified XII (0.65)		0.304	14.76	4
Qualified XII (0.70)		3,647.545	14.68	53,546
Qualified XII (0.75)		166.157	14.60	2,426
Qualified XII (0.85)		227.199	14.44	3,281
Qualified XII (0.95)		24.829	14.28	355
Qualified XII (1.00)		335.481	14.21	4,767
Qualified XII (1.45)		9.383	13.54	127
		7,331.214		$ 104,912
Pax World Balanced Fund
Contracts in accumulation period:
ING Custom Choice 62		8,284.429	$ 9.51	$ 78,785
ING MAP PLUS NP1		11,392.794	9.80	111,649
ING MAP PLUS NP8		27,328.717	9.63	263,176
ING MAP PLUS NP9		12.745	9.61	122
ING MAP PLUS NP11		14,249.087	9.56	136,221
ING MAP PLUS NP12		15,632.759	9.54	149,137
ING MAP PLUS NP14		7,793.562	9.49	73,961
ING MAP PLUS NP15		472.733	9.47	4,477
ING MAP PLUS NP16		1,481.401	9.45	13,999
ING MAP PLUS NP17		509.566	9.42	4,800
ING MAP PLUS NP18		1,386.247	9.40	13,031
ING MAP PLUS NP19		8,299.673	9.38	77,851
ING MAP PLUS NP22		471.539	9.31	4,390
ING MAP PLUS NP23		451.393	9.29	4,193
ING MAP PLUS NP24		126.888	9.26	1,175
ING MAP PLUS NP25		1,959.867	9.24	18,109
ING MAP PLUS NP26		1,918.618	9.22	17,690
ING MAP PLUS NP28		715.147	9.17	6,558
ING MAP PLUS NP30		2.565	9.13	23
ING MAP PLUS NP32		197.618	9.08	1,794
Qualified V		260.121	8.77	2,281
Qualified VI		1,219,996.868	8.89	10,845,772
Qualified XII (0.00)		1,770.820	9.87	17,478
Qualified XII (0.30)		9,207.524	9.63	88,668
Qualified XII (0.40)		39,453.140	9.55	376,777
Qualified XII (0.50)		205,673.479	9.47	1,947,728
Qualified XII (0.55)		104,238.310	9.43	982,967
Qualified XII (0.60)		9,700.212	9.39	91,085

	355

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund (continued)
Qualified XII (0.65)	20,687.834	$ 9.35	$ 193,431
Qualified XII (0.70)	244,186.620	9.31	2,273,377
Qualified XII (0.75)	133,781.052	9.27	1,240,150
Qualified XII (0.80)	40,564.915	9.23	374,414
Qualified XII (0.85)	162,971.168	9.19	1,497,705
Qualified XII (0.90)	23,113.284	9.15	211,487
Qualified XII (0.95)	239,657.423	9.11	2,183,279
Qualified XII (1.00)	1,039,840.939	9.08	9,441,756
Qualified XII (1.05)	25,494.927	9.04	230,474
Qualified XII (1.10)	24,966.427	9.00	224,698
Qualified XII (1.15)	46,316.908	8.96	415,000
Qualified XII (1.20)	4,909.471	8.93	43,842
Qualified XII (1.25)	59,920.352	8.89	532,692
Qualified XII (1.30)	943.609	8.85	8,351
Qualified XII (1.35)	2,158.892	8.81	19,020
Qualified XII (1.40)	14,351.407	8.78	126,005
Qualified XII (1.45)	1,153.760	8.74	10,084
Qualified XII (1.50)	192.192	8.70	1,672
Qualified XVI	26,904.921	8.70	234,073
Qualified XVII	1,006.795	8.89	8,950
Qualified XXI	8,425.905	9.23	77,771
Qualified XXV	695.285	9.26	6,438
Qualified XXVI	1,507.496	9.15	13,794
Qualified XXVII	1,062,501.427	9.10	9,668,763
Qualified XXXVIII	4,332.755	6.91	29,939
Qualified XLIII	116.231	6.89	801
Qualified LIII	1,159.541	9.02	10,459
Qualified LIV	7,373.287	8.96	66,065
Qualified LVI	3,387.810	9.06	30,694
	4,895,610.455		$ 44,509,081
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	2,894.942	$ 10.64	$ 30,802
ING MAP PLUS NP8	2,045.614	10.46	21,397
ING MAP PLUS NP9	27,142.133	10.45	283,635
ING MAP PLUS NP10	215.182	10.44	2,247
ING MAP PLUS NP11	14,149.511	10.42	147,438
ING MAP PLUS NP13	848.519	10.39	8,816
ING MAP PLUS NP15	167.329	10.37	1,735
ING MAP PLUS NP16	5,545.959	10.35	57,401
ING MAP PLUS NP19	757.287	10.31	7,808
ING MAP PLUS NP21	52.835	10.28	543
ING MAP PLUS NP22	397.482	10.27	4,082
ING MAP PLUS NP23	1,772.381	10.26	18,185
ING MAP PLUS NP24	306.146	10.24	3,135
ING MAP PLUS NP26	59.375	10.22	607
ING MAP PLUS NP29	13.957	10.17	142

356

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
(continued)
Qualified VI	1,327,095.427	$ 10.85	$ 14,398,985
Qualified X (1.15)	37,300.649	10.54	393,149
Qualified X (1.25)	152,363.283	10.50	1,599,814
Qualified XII (0.00)	24,274.615	11.50	279,158
Qualified XII (0.05)	196,768.963	11.48	2,258,908
Qualified XII (0.25)	877.775	11.37	9,980
Qualified XII (0.30)	17,789.174	11.34	201,729
Qualified XII (0.35)	1,243.343	11.31	14,062
Qualified XII (0.40)	173,753.818	11.29	1,961,681
Qualified XII (0.50)	413,594.924	11.23	4,644,671
Qualified XII (0.55)	41,952.988	11.21	470,293
Qualified XII (0.60)	16,697.267	11.18	186,675
Qualified XII (0.65)	18,274.276	11.16	203,941
Qualified XII (0.70)	65,949.225	11.13	734,015
Qualified XII (0.75)	226,275.889	11.10	2,511,662
Qualified XII (0.80)	134,508.759	11.08	1,490,357
Qualified XII (0.85)	239,599.552	11.05	2,647,575
Qualified XII (0.90)	38,860.850	11.03	428,635
Qualified XII (0.95)	258,943.913	11.00	2,848,383
Qualified XII (1.00)	1,714,639.984	10.97	18,809,601
Qualified XII (1.05)	27,192.249	10.95	297,755
Qualified XII (1.10)	40,344.652	10.92	440,564
Qualified XII (1.15)	40,013.794	10.90	436,150
Qualified XII (1.20)	6,534.827	10.87	71,034
Qualified XII (1.25)	80,142.153	10.85	869,542
Qualified XII (1.30)	281.811	10.82	3,049
Qualified XII (1.35)	1,576.608	10.80	17,027
Qualified XII (1.40)	11,391.376	10.77	122,685
Qualified XII (1.45)	314.076	10.75	3,376
Qualified XII (1.50)	4.288	10.72	46
Qualified XV	6,776.121	11.00	74,537
Qualified XVI	32,594.883	10.72	349,417
Qualified XVII	1,444.260	10.93	15,786
Qualified XVIII	10,477.899	10.61	111,171
Qualified XXI	10,579.236	11.08	117,218
Qualified XXV	8,099.278	11.12	90,064
Qualified XXVI	1,633.164	11.05	18,046
Qualified XXVIII	710,010.504	9.87	7,007,804
Qualified XXXIII (0.65)	1,763.405	10.93	19,274
Qualified XXXVIII	12,629.988	9.56	120,743
Qualified XLIII	1,328.770	9.53	12,663
Qualified LIII	16,119.817	10.34	166,679
Qualified LIV	16,657.625	10.28	171,240
Qualified LVI	18,382.482	10.39	190,994
Qualified LIX	1,296.629	11.32	14,678
	6,214,723.221		$ 67,422,789

357

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	103,291.491	$ 7.95	$ 821,167
ING MAP PLUS NP4	8,740.241	7.89	68,961
ING MAP PLUS NP6	26,273.462	7.86	206,509
ING MAP PLUS NP8	25,654.780	7.82	200,620
ING MAP PLUS NP9	26,820.573	7.80	209,200
ING MAP PLUS NP10	12,894.607	7.78	100,320
ING MAP PLUS NP11	14,364.375	7.76	111,468
ING MAP PLUS NP12	226.718	7.74	1,755
ING MAP PLUS NP13	88.949	7.72	687
ING MAP PLUS NP14	5,444.449	7.70	41,922
ING MAP PLUS NP15	19,747.892	7.68	151,664
ING MAP PLUS NP16	5,382.364	7.66	41,229
ING MAP PLUS NP17	10,963.562	7.65	83,871
ING MAP PLUS NP18	9,818.773	7.63	74,917
ING MAP PLUS NP19	19,312.037	7.61	146,965
ING MAP PLUS NP20	7,428.628	7.59	56,383
ING MAP PLUS NP21	7,369.077	7.57	55,784
ING MAP PLUS NP22	5,573.217	7.55	42,078
ING MAP PLUS NP23	1,190.880	7.53	8,967
ING MAP PLUS NP24	1,610.342	7.52	12,110
ING MAP PLUS NP25	723.632	7.50	5,427
ING MAP PLUS NP26	7,586.508	7.48	56,747
ING MAP PLUS NP27	444.365	7.46	3,315
ING MAP PLUS NP28	5,640.929	7.44	41,969
ING MAP PLUS NP29	437.220	7.42	3,244
ING MAP PLUS NP30	621.371	7.41	4,604
ING MAP PLUS NP32	651.018	7.37	4,798
	328,301.460		$ 2,556,681
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	1,687.139	$ 5.25	$ 8,857
ING MAP PLUS NP11	2,949.323	5.30	15,631
ING MAP PLUS NP13	85.994	5.29	455
ING MAP PLUS NP15	19.386	5.28	102
ING MAP PLUS NP18	2,164.778	5.26	11,387
ING MAP PLUS NP24	11.401	5.24	60
ING MAP PLUS NP25	292.503	5.23	1,530
Qualified VI	667,484.011	5.25	3,504,291
Qualified XII (0.00)	2,893.506	5.36	15,509
Qualified XII (0.25)	18,253.436	5.34	97,473
Qualified XII (0.30)	28,966.148	5.34	154,679
Qualified XII (0.35)	95.844	5.33	511
Qualified XII (0.40)	14,769.861	5.33	78,723
Qualified XII (0.45)	448.186	5.32	2,384
Qualified XII (0.50)	458,374.938	5.32	2,438,555
Qualified XII (0.55)	6,476.201	5.32	34,453

358

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
(continued)
Qualified XII (0.60)	3,484.979	$ 5.31	$ 18,505
Qualified XII (0.65)	5,299.574	5.31	28,141
Qualified XII (0.70)	10,358.183	5.30	54,898
Qualified XII (0.75)	171,416.706	5.30	908,509
Qualified XII (0.80)	85,598.499	5.29	452,816
Qualified XII (0.85)	106,502.242	5.29	563,397
Qualified XII (0.90)	12,833.898	5.28	67,763
Qualified XII (0.95)	110,979.167	5.28	585,970
Qualified XII (1.00)	347,146.161	5.28	1,832,932
Qualified XII (1.05)	13,808.061	5.27	72,768
Qualified XII (1.10)	11,488.074	5.27	60,542
Qualified XII (1.15)	21,863.399	5.26	115,001
Qualified XII (1.20)	2,065.428	5.26	10,864
Qualified XII (1.25)	29,801.749	5.25	156,459
Qualified XII (1.35)	42.170	5.25	221
Qualified XII (1.40)	3,626.105	5.24	19,001
Qualified XII (1.45)	189.905	5.24	995
Qualified XII (1.50)	1,170.153	5.23	6,120
Qualified XV	1,766.780	5.28	9,329
Qualified XVI	11,169.780	5.23	58,418
Qualified XVII	1,417.110	5.26	7,454
Qualified XXV	19,955.203	5.31	105,962
Qualified XXVI	2,451.996	5.30	12,996
Qualified XXXVIII	9,162.194	4.13	37,840
Qualified XLIII	3,212.066	4.12	13,234
Qualified LIII	17,315.086	5.32	92,116
Qualified LIV	7,572.817	5.29	40,060
Qualified LVI	4,066.667	5.35	21,757
Qualified LIX	3,144.017	5.32	16,726
	2,223,880.824		$ 11,735,394
Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
Qualified XXXIII (0.65)	4.889	$ 10.36	$ 51

359

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62		805.224	$ 7.91	$ 6,369
Qualified V		132.109	7.60	1,004
Qualified VI		403,225.906	7.66	3,088,710
Qualified X (1.15)		15,534.692	7.73	120,083
Qualified X (1.25)		30,426.964	7.70	234,288
Qualified XII (0.00)		151.366	8.12	1,229
Qualified XII (0.25)		717.516	8.02	5,754
Qualified XII (0.30)		42,786.822	8.00	342,295
Qualified XII (0.35)		91.241	7.98	728
Qualified XII (0.40)		11,733.783	7.97	93,518
Qualified XII (0.50)		9,881.221	7.93	78,358
Qualified XII (0.55)		9,686.662	7.91	76,622
Qualified XII (0.60)		37,619.918	7.89	296,821
Qualified XII (0.65)		6,544.507	7.87	51,505
Qualified XII (0.70)		16,192.401	7.85	127,110
Qualified XII (0.75)		19,205.230	7.84	150,569
Qualified XII (0.80)		14,913.962	7.82	116,627
Qualified XII (0.85)		55,748.856	7.80	434,841
Qualified XII (0.90)		26,037.062	7.78	202,568
Qualified XII (0.95)		85,880.293	7.76	666,431
Qualified XII (1.00)		589,305.111	7.75	4,567,115
Qualified XII (1.05)		23,034.091	7.73	178,054
Qualified XII (1.10)		10,612.921	7.71	81,826
Qualified XII (1.15)		18,956.078	7.69	145,772
Qualified XII (1.20)		2,519.658	7.67	19,326
Qualified XII (1.25)		26,321.735	7.66	201,624
Qualified XII (1.35)		344.955	7.62	2,629
Qualified XII (1.40)		5,727.988	7.60	43,533
Qualified XII (1.45)		994.447	7.58	7,538
Qualified XII (1.50)		515.513	7.57	3,902
Qualified XV		1,156.784	7.76	8,977
Qualified XVI		21,334.954	7.57	161,506
Qualified XVIII		1,126.602	7.78	8,765
Qualified XXV		2,277.843	7.85	17,881
Qualified XXVI		260.901	7.80	2,035
Qualified XXXII		208.918	7.70	1,609
Qualified XXXVIII		6,071.562	6.35	38,554
Qualified LIII		5,853.431	7.70	45,071
Qualified LIV		2,206.481	7.65	16,880
Qualified LVI		3,936.405	7.73	30,428
		1,510,082.113		$ 11,678,455

	360

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Premier VIT OpCap Mid Cap Portfolio
Contracts in accumulation period:
ING Custom Choice 62		106.332	$ 5.64	$ 600
ING MAP PLUS NP4		116.180	5.72	665
ING MAP PLUS NP9		2,389.814	5.70	13,622
ING MAP PLUS NP11		1,236.830	5.69	7,038
ING MAP PLUS NP15		5,535.834	5.67	31,388
ING MAP PLUS NP19		23.352	5.65	132
Qualified VI		96,249.429	5.64	542,847
Qualified XII (0.00)		225.903	5.76	1,301
Qualified XII (0.25)		954.402	5.74	5,478
Qualified XII (0.30)		12,541.520	5.73	71,863
Qualified XII (0.40)		605.493	5.72	3,463
Qualified XII (0.50)		66,908.846	5.71	382,050
Qualified XII (0.55)		1,328.788	5.71	7,587
Qualified XII (0.65)		1,876.074	5.70	10,694
Qualified XII (0.70)		2,384.837	5.69	13,570
Qualified XII (0.75)		14,997.306	5.69	85,335
Qualified XII (0.80)		3,871.599	5.68	21,991
Qualified XII (0.85)		47,134.298	5.68	267,723
Qualified XII (0.90)		1,095.568	5.67	6,212
Qualified XII (0.95)		18,803.286	5.67	106,615
Qualified XII (1.00)		131,573.140	5.66	744,704
Qualified XII (1.05)		2,233.094	5.66	12,639
Qualified XII (1.10)		830.336	5.65	4,691
Qualified XII (1.15)		3,795.988	5.65	21,447
Qualified XII (1.20)		47.055	5.65	266
Qualified XII (1.25)		4,007.541	5.64	22,603
Qualified XII (1.35)		202.330	5.63	1,139
Qualified XII (1.40)		33.638	5.63	189
Qualified XV		1,527.039	5.67	8,658
Qualified XVI		2,389.601	5.62	13,430
Qualified XXI		1,954.238	5.68	11,100
Qualified XXV		4,270.067	5.70	24,339
Qualified XXVI		1,862.107	5.69	10,595
Qualified LIII		1,763.288	5.72	10,086
Qualified LIV		1,381.234	5.68	7,845
Qualified LVI		334.101	5.74	1,918
		436,590.488		$ 2,475,823

	361

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
RiverSource Diversified Equity Income Fund -
Class R-4
Contracts in accumulation period:
Qualified VI		54,341.062	$ 6.17	$ 335,284
Qualified XII (0.30)		153.934	6.21	956
Qualified XII (0.40)		390.823	6.21	2,427
Qualified XII (0.50)		1,351.648	6.20	8,380
Qualified XII (0.55)		4,161.465	6.20	25,801
Qualified XII (0.60)		62.185	6.20	386
Qualified XII (0.65)		3,419.902	6.20	21,203
Qualified XII (0.70)		13.425	6.19	83
Qualified XII (0.75)		14,042.407	6.19	86,923
Qualified XII (0.80)		8,256.465	6.19	51,108
Qualified XII (0.85)		16,827.486	6.19	104,162
Qualified XII (0.90)		513.850	6.19	3,181
Qualified XII (0.95)		12,591.950	6.18	77,818
Qualified XII (1.00)		25,313.139	6.18	156,435
Qualified XII (1.05)		232.631	6.18	1,438
Qualified XII (1.10)		331.937	6.18	2,051
Qualified XII (1.15)		155.990	6.18	964
Qualified XII (1.25)		460.272	6.17	2,840
Qualified XII (1.35)		186.060	6.17	1,148
Qualified XII (1.50)		150.445	6.16	927
Qualified XVI		7,266.625	6.16	44,762
Qualified XXI		66,219.580	6.19	409,899
Qualified XXV		358.171	6.19	2,217
Qualified XLIII		186.627	6.20	1,157
Qualified LIV		19,701.905	6.19	121,955
Qualified LVI		3.388	6.21	21
		236,693.372		$ 1,463,526
SMALLCAP World Fund® - Class R-4
Contracts in accumulation period:
Qualified VI		22,554.077	$ 5.45	$ 122,920
Qualified XII (0.25)		31.015	5.48	170
Qualified XII (0.30)		88.184	5.48	483
Qualified XII (0.40)		2,902.982	5.48	15,908
Qualified XII (0.50)		1,024.560	5.48	5,615
Qualified XII (0.65)		12.380	5.47	68
Qualified XII (0.70)		1,353.007	5.47	7,401
Qualified XII (0.75)		2,086.592	5.47	11,414
Qualified XII (0.85)		2,311.322	5.46	12,620
Qualified XII (0.90)		1,373.810	5.46	7,501
Qualified XII (0.95)		3,507.841	5.46	19,153
Qualified XII (1.00)		36,361.172	5.46	198,532
Qualified XII (1.05)		214.029	5.46	1,169
Qualified XII (1.15)		1,647.872	5.45	8,981
Qualified XII (1.25)		2,488.703	5.45	13,563
Qualified XV		48.668	5.46	266
Qualified XVI		464.562	5.44	2,527
Qualified XXV		321.846	5.47	1,761
Qualified XLIII		21.803	5.48	119
Qualified LIV		701.412	5.46	3,830
		79,515.837		$ 434,001

	362

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP8		7,114.880	$ 9.62	$ 68,445
ING MAP PLUS NP9		5,053.246	9.59	48,461
ING MAP PLUS NP11		12,382.249	9.55	118,250
ING MAP PLUS NP12		759.843	9.52	7,234
ING MAP PLUS NP14		21,607.098	9.48	204,835
ING MAP PLUS NP15		230.887	9.45	2,182
ING MAP PLUS NP19		4,500.369	9.36	42,123
ING MAP PLUS NP20		19,046.092	9.34	177,891
ING MAP PLUS NP21		161.583	9.32	1,506
ING MAP PLUS NP22		2,214.702	9.29	20,575
ING MAP PLUS NP27		492.621	9.18	4,522
ING MAP PLUS NP28		311.517	9.16	2,854
		73,875.087		$ 698,878
T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)		6,428.155	$ 6.79	$ 43,647

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8		4,950.260	$ 9.41	$ 46,582
ING MAP PLUS NP9		1,191.917	9.39	11,192
ING MAP PLUS NP11		12,144.671	9.34	113,431
ING MAP PLUS NP12		2,745.716	9.32	25,590
ING MAP PLUS NP14		428.209	9.28	3,974
ING MAP PLUS NP16		23,840.832	9.23	220,051
ING MAP PLUS NP17		1,676.567	9.21	15,441
ING MAP PLUS NP18		11,307.165	9.19	103,913
ING MAP PLUS NP20		1,409.984	9.14	12,887
ING MAP PLUS NP21		6,445.859	9.12	58,786
ING MAP PLUS NP22		1,194.199	9.10	10,867
ING MAP PLUS NP26		483.694	9.01	4,358
ING MAP PLUS NP28		3,134.950	8.96	28,089
ING MAP PLUS NP32		263.721	8.88	2,342
		71,217.744		$ 657,503

	363

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62		15,690.813	$ 14.54	$ 228,144
Qualified V		19,443.099	14.20	276,092
Qualified VI		2,251,199.089	14.31	32,214,659
Qualified XII (0.00)		3,054.361	23.17	70,770
Qualified XII (0.10)		4.431	23.00	102
Qualified XII (0.25)		2,584.487	22.75	58,797
Qualified XII (0.30)		48,185.252	22.66	1,091,878
Qualified XII (0.35)		1,021.798	22.58	23,072
Qualified XII (0.40)		114,312.508	22.49	2,570,888
Qualified XII (0.50)		555,982.900	22.33	12,415,098
Qualified XII (0.55)		26,913.143	22.24	598,548
Qualified XII (0.60)		33,866.278	22.16	750,477
Qualified XII (0.65)		23,050.614	22.08	508,958
Qualified XII (0.70)		63,945.672	22.00	1,406,805
Qualified XII (0.75)		538,148.062	21.91	11,790,824
Qualified XII (0.80)		78,307.383	21.83	1,709,450
Qualified XII (0.85)		251,583.056	14.57	3,665,565
Qualified XII (0.90)		38,562.299	21.67	835,645
Qualified XII (0.95)		415,129.185	14.51	6,023,524
Qualified XII (1.00)		1,839,213.070	14.47	26,613,413
Qualified XII (1.05)		65,933.536	14.44	952,080
Qualified XII (1.10)		48,042.029	14.41	692,286
Qualified XII (1.15)		71,677.147	14.37	1,030,001
Qualified XII (1.20)		4,362.458	14.34	62,558
Qualified XII (1.25)		109,145.878	14.31	1,561,878
Qualified XII (1.35)		1,086.456	14.24	15,471
Qualified XII (1.40)		10,416.036	14.21	148,012
Qualified XII (1.45)		974.387	14.17	13,807
Qualified XII (1.50)		1,557.292	14.14	22,020
Qualified XIII		827.657	14.51	12,009
Qualified XV		5,261.535	14.51	76,345
Qualified XVI		61,334.987	14.14	867,277
Qualified XVII		4,981.611	14.42	71,835
Qualified XXI		24,062.883	14.61	351,559
Qualified XXV		26,308.065	14.66	385,676
Qualified XXVI		4,550.373	14.57	66,299
Qualified XXXVIII		29,681.540	10.62	315,218
Qualified XLIII		233.474	10.59	2,472
Qualified LIII		27,218.324	13.01	354,110
Qualified LIV		56,949.087	12.92	735,782
Qualified LVI		8,276.090	13.07	108,168
Qualified LIX		1,611.459	14.93	24,059
		6,884,689.804		$ 110,721,631

	364

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8		7,226.880	$ 9.44	$ 68,222
ING MAP PLUS NP28		1,275.423	9.01	11,492
		8,502.303		$ 79,714
Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11		9,715.185	$ 9.76	$ 94,820
ING MAP PLUS NP14		263.703	9.69	2,555
ING MAP PLUS NP15		3,615.562	9.67	34,962
ING MAP PLUS NP23		1,951.294	9.49	18,518
ING MAP PLUS NP28		1,468.149	9.38	13,771
		17,013.893		$ 164,626
Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8		597.506	$ 7.93	$ 4,738
ING MAP PLUS NP13		1,639.194	7.84	12,851
ING MAP PLUS NP14		2,717.991	7.82	21,255
ING MAP PLUS NP15		72.249	7.80	564
ING MAP PLUS NP28		3,269.386	7.57	24,749
		8,296.326		$ 64,157
Wanger International
Contracts in accumulation period:
ING Custom Choice 62		826.371	$ 5.63	$ 4,652
ING MAP PLUS NP8		9,541.849	5.70	54,389
ING MAP PLUS NP9		1,654.930	5.69	9,417
ING MAP PLUS NP12		151.694	5.68	862
ING MAP PLUS NP13		43.349	5.67	246
ING MAP PLUS NP15		83.140	5.66	471
ING MAP PLUS NP18		1,483.320	5.65	8,381
Qualified VI		196,246.288	5.63	1,104,867
Qualified XII (0.00)		106.734	5.75	614
Qualified XII (0.10)		94.948	5.74	545
Qualified XII (0.25)		275.166	5.72	1,574
Qualified XII (0.30)		6,520.733	5.72	37,299
Qualified XII (0.40)		5,298.820	5.71	30,256
Qualified XII (0.50)		408,172.311	5.70	2,326,582
Qualified XII (0.55)		5,342.340	5.70	30,451
Qualified XII (0.65)		1,375.105	5.69	7,824
Qualified XII (0.70)		6,648.625	5.68	37,764
Qualified XII (0.75)		141,151.681	5.68	801,742
Qualified XII (0.80)		23,373.492	5.67	132,528
Qualified XII (0.85)		62,225.347	5.67	352,818
Qualified XII (0.90)		2,310.133	5.66	13,075
Qualified XII (0.95)		25,579.309	5.66	144,779
Qualified XII (1.00)		237,476.922	5.65	1,341,745
Qualified XII (1.05)		6,418.607	5.65	36,265
Qualified XII (1.10)		3,047.681	5.64	17,189

	365

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Wanger International (continued)
Qualified XII (1.15)		7,871.876	$ 5.64	$ 44,397
Qualified XII (1.20)		2,122.817	5.63	11,951
Qualified XII (1.25)		8,775.412	5.63	49,406
Qualified XII (1.30)		0.712	5.62	4
Qualified XII (1.40)		88.938	5.62	500
Qualified XII (1.50)		1,374.824	5.61	7,713
Qualified XV		772.428	5.66	4,372
Qualified XVI		4,365.053	5.61	24,488
Qualified XVII		990.673	5.63	5,577
Qualified XXI		2,793.697	5.67	15,840
Qualified XXV		7,504.545	5.69	42,701
Qualified XXVI		1,127.963	5.68	6,407
Qualified XXXVIII		5,143.246	5.12	26,333
Qualified XLIII		132.483	5.11	677
Qualified LIII		1,678.946	5.71	9,587
Qualified LIV		10,463.081	5.67	59,326
Qualified LVI		304.433	5.73	1,744
Qualified LIX		2,057.246	5.70	11,726
		1,203,017.268		$ 6,819,084
Wanger Select
Contracts in accumulation period:
ING Custom Choice 62		1,422.773	$ 8.25	$ 11,738
Qualified V		25.612	7.94	203
Qualified VI		1,008,916.966	8.00	8,071,336
Qualified X (1.15)		31,462.384	8.34	262,396
Qualified X (1.25)		43,853.565	8.30	363,985
Qualified XII (0.00)		1,437.075	8.48	12,186
Qualified XII (0.05)		166,678.487	8.46	1,410,100
Qualified XII (0.10)		11.826	8.44	100
Qualified XII (0.25)		841.345	8.38	7,050
Qualified XII (0.30)		104,462.760	8.36	873,309
Qualified XII (0.35)		1,293.803	8.34	10,790
Qualified XII (0.40)		20,391.573	8.32	169,658
Qualified XII (0.50)		771,205.419	8.28	6,385,581
Qualified XII (0.55)		77,282.116	8.26	638,350
Qualified XII (0.60)		9,785.817	8.24	80,635
Qualified XII (0.65)		318,946.386	8.22	2,621,739
Qualified XII (0.70)		60,884.388	8.20	499,252
Qualified XII (0.75)		234,334.562	8.19	1,919,200
Qualified XII (0.80)		71,741.039	8.17	586,124
Qualified XII (0.85)		228,012.427	8.15	1,858,301
Qualified XII (0.90)		17,195.841	8.13	139,802
Qualified XII (0.95)		166,317.703	8.11	1,348,837
Qualified XII (1.00)		736,136.258	8.09	5,955,342
Qualified XII (1.05)		18,915.959	8.07	152,652
Qualified XII (1.10)		17,632.255	8.05	141,940
Qualified XII (1.15)		38,324.624	8.03	307,747

	366

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Wanger Select (continued)
Qualified XII (1.20)		3,397.122	$ 8.02	$ 27,245
Qualified XII (1.25)		44,493.618	8.00	355,949
Qualified XII (1.30)		602.504	7.98	4,808
Qualified XII (1.35)		180.039	7.96	1,433
Qualified XII (1.40)		5,239.139	7.94	41,599
Qualified XII (1.45)		148.179	7.92	1,174
Qualified XII (1.50)		789.327	7.90	6,236
Qualified XV		2,710.734	8.11	21,984
Qualified XVI		17,240.111	7.90	136,197
Qualified XVII		7.906	8.06	64
Qualified XVIII		4,785.536	8.40	40,199
Qualified XXI		13,330.541	8.17	108,911
Qualified XXV		18,931.409	8.20	155,238
Qualified XXVI		2,823.872	8.15	23,015
Qualified XXXVIII		20,090.226	4.82	96,835
Qualified XLIII		1,348.196	4.80	6,471
Qualified LIII		14,913.873	7.98	119,013
Qualified LIV		33,603.474	7.93	266,476
Qualified LVI		4,520.327	8.02	36,253
Qualified LIX		1,283.593	8.35	10,718
		4,337,952.689		$ 35,288,171
Wanger USA
Contracts in accumulation period:
ING Custom Choice 62		1,746.145	$ 8.54	$ 14,912
Qualified V		22.835	8.34	190
Qualified VI		427,875.544	8.40	3,594,155
Qualified X (1.15)		3,091.986	8.83	27,302
Qualified X (1.25)		20,388.572	8.80	179,419
Qualified XII (0.05)		35,740.556	8.88	317,376
Qualified XII (0.10)		24.493	8.86	217
Qualified XII (0.25)		395.885	8.80	3,484
Qualified XII (0.30)		54,767.712	8.78	480,861
Qualified XII (0.40)		21,375.568	8.74	186,822
Qualified XII (0.50)		153,558.144	8.70	1,335,956
Qualified XII (0.55)		18,327.425	8.68	159,082
Qualified XII (0.60)		8,507.469	8.66	73,675
Qualified XII (0.65)		29,735.608	8.64	256,916
Qualified XII (0.70)		45,113.014	8.62	388,874
Qualified XII (0.75)		73,553.576	8.60	632,561
Qualified XII (0.80)		13,156.703	8.58	112,885
Qualified XII (0.85)		115,161.562	8.56	985,783
Qualified XII (0.90)		4,954.343	8.54	42,310
Qualified XII (0.95)		59,082.892	8.52	503,386
Qualified XII (1.00)		495,853.629	8.50	4,214,756
Qualified XII (1.05)		4,083.737	8.48	34,630
Qualified XII (1.10)		15,976.338	8.46	135,160
Qualified XII (1.15)		13,781.547	8.44	116,316

	367

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Wanger USA (continued)
Qualified XII (1.20)		1,032.163	$ 8.42	$ 8,691
Qualified XII (1.25)		32,657.238	8.40	274,321
Qualified XII (1.30)		488.768	8.38	4,096
Qualified XII (1.35)		52.798	8.36	441
Qualified XII (1.40)		4,340.306	8.34	36,198
Qualified XII (1.45)		4,831.669	8.32	40,199
Qualified XII (1.50)		275.460	8.30	2,286
Qualified XV		386.681	8.52	3,295
Qualified XVI		13,763.243	8.30	114,235
Qualified XVIII		63.115	8.89	561
Qualified XXI		10,212.293	8.58	87,621
Qualified XXV		11,246.883	8.61	96,836
Qualified XXVI		2,498.564	8.56	21,388
Qualified XXXVIII		8,653.795	5.84	50,538
Qualified XLIII		87.961	5.83	513
Qualified LIII		681.175	7.89	5,374
Qualified LIV		16,919.389	7.84	132,648
Qualified LVI		2,888.854	7.93	22,909
		1,727,355.638		$ 14,699,178
Washington Mutual Investors FundSM, Inc. -
Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1		21,121.234	$ 9.05	$ 191,147
ING MAP PLUS NP6		2,059.829	8.94	18,415
ING MAP PLUS NP8		5,313.444	8.90	47,290
ING MAP PLUS NP9		43,421.249	8.87	385,146
ING MAP PLUS NP11		42,506.890	8.83	375,336
ING MAP PLUS NP12		5,536.141	8.81	48,773
ING MAP PLUS NP13		87.601	8.79	770
ING MAP PLUS NP14		79,788.009	8.77	699,741
ING MAP PLUS NP15		64,539.288	8.74	564,073
ING MAP PLUS NP16		16,867.487	8.72	147,084
ING MAP PLUS NP17		15,133.078	8.70	131,658
ING MAP PLUS NP18		9,234.194	8.68	80,153
ING MAP PLUS NP19		6,315.890	8.66	54,696
ING MAP PLUS NP20		78,929.421	8.64	681,950
ING MAP PLUS NP21		17,697.422	8.62	152,552
ING MAP PLUS NP22		13,865.781	8.59	119,107
ING MAP PLUS NP23		20.480	8.57	176
ING MAP PLUS NP24		405.843	8.55	3,470
ING MAP PLUS NP26		744.865	8.51	6,339
ING MAP PLUS NP27		444.664	8.49	3,775
ING MAP PLUS NP28		7,888.630	8.47	66,817
ING MAP PLUS NP29		12,694.854	8.45	107,272
ING MAP PLUS NP30		2,677.539	8.43	22,572
ING MAP PLUS NP32		307.486	8.39	2,580
		447,601.319		$ 3,910,892

	368

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract		Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. -
Class R-4
Contracts in accumulation period:
ING Custom Choice 62		7,367.138	$ 8.91	$ 65,641
Qualified V		3,320.319	8.66	28,754
Qualified VI		1,928,971.628	8.72	16,820,633
Qualified XII (0.00)		1,205.842	9.25	11,154
Qualified XII (0.25)		183.979	9.14	1,682
Qualified XII (0.30)		154,598.736	9.12	1,409,940
Qualified XII (0.40)		52,508.841	9.07	476,255
Qualified XII (0.50)		58,253.539	9.03	526,029
Qualified XII (0.55)		36,208.913	9.01	326,242
Qualified XII (0.60)		66,476.825	8.99	597,627
Qualified XII (0.65)		40,223.375	8.97	360,804
Qualified XII (0.70)		86,039.924	8.95	770,057
Qualified XII (0.75)		284,358.058	8.93	2,539,317
Qualified XII (0.80)		841,888.490	8.91	7,501,226
Qualified XII (0.85)		342,968.343	8.89	3,048,989
Qualified XII (0.90)		73,847.947	8.86	654,293
Qualified XII (0.95)		317,989.005	8.84	2,811,023
Qualified XII (1.00)		1,086,016.528	8.82	9,578,666
Qualified XII (1.05)		41,856.664	8.80	368,339
Qualified XII (1.10)		74,632.902	8.78	655,277
Qualified XII (1.15)		60,152.830	8.76	526,939
Qualified XII (1.20)		29,780.406	8.74	260,281
Qualified XII (1.25)		169,986.133	8.72	1,482,279
Qualified XII (1.35)		5,578.145	8.68	48,418
Qualified XII (1.40)		18,178.268	8.66	157,424
Qualified XII (1.45)		1,528.828	8.64	13,209
Qualified XII (1.50)		148.666	8.62	1,282
Qualified XIII		104.201	8.84	921
Qualified XV		4,706.114	8.84	41,602
Qualified XVI		40,290.491	8.62	347,304
Qualified XVII		12,502.889	8.79	109,900
Qualified XXV		15,865.566	8.94	141,838
Qualified XXVI		1,126.332	8.89	10,013
Qualified XXVII		1,016,204.626	8.43	8,566,605
Qualified XXXVIII		22,899.963	6.45	147,705
Qualified XLIII		176.966	6.43	1,138
Qualified LIII		5,644.562	8.68	48,995
Qualified LIV		48,155.350	8.62	415,099
Qualified LVI		8,135.106	8.72	70,938
Qualified LIX		18.334	9.10	167
		6,960,100.772		$ 60,944,005
Wells Fargo Advantage Small Cap Value Fund -
Class A
Contracts in accumulation period:
Qualified XII (1.00)		6,502.914	$ 7.12	$ 46,301

	369

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to Section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

                                                          370

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

                                                          371

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXV

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

                                                          372

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXI

Group Contracts issued in connection with the San Bernadino 457(f) Plan at a zero basis point charge, effective in 2004.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 40 and 65 basis points.

Qualified XXXV

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 35 basis points.

Qualified XXXVI

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 55 and 80 basis points.

Qualified XXXVII

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at a zero basis point charge.

Qualified L

Group Contracts issued in connection with Education Custom Choice 457, ING
Retirement Plus and ING Voluntary TDA products at a zero basis point charge.

                                                          373

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified LIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 45 basis point charge.

Qualified LIV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 80 basis point charge.

Qualified LV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 30 basis point charge.

Qualified LVI

Group Contracts issued in connection with ING Custom Choice Original and Value product at 25 basis point charge.

                                                          374

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM Mid Cap Core Equity Fund - Class A
2008	23	$9.81	to	$11.62	$232	0.80%	0.30%	to	1.60%	-28.60%	to	-27.91%
2007	19	$13.74	to	$16.18	$270	1.19%	0.65%	to	1.60%	8.75%	to	9.19%
2006	18	$12.67	to	$14.87	$234	0.76%	0.65%	to	1.70%	9.99%	to	10.40%
2005	16	$11.62	to	$13.52	$188	-	0.65%	to	1.60%	5.73%	to	6.77%
2004	18	$10.99	to	$11.08	$196	(a)	0.65%	to	1.60%		(a)
AIM Small Cap Growth Fund - Class A
2008	2		$8.69		$20	-		1.00%		-39.40%
2007	2		$14.34		$34	-		1.00%		10.22%
2006	1		$13.01		$17	-		1.00%		13.23%
2005	1		$11.49		$8	0.25%		1.00%			7.18%
2004	-		$10.72		-	-		1.00%			-
AIM Global Health Care Fund - Investor Class
2008	5	$24.42	to	$25.33	$122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
2007	4	$34.39	to	$35.57	$144	-	0.65%	to	2.00%	9.62%	to	10.12%
2006	4	$31.61	to	$31.99	$114	-	0.90%	to	1.70%	3.36%	to	3.43%
2005	2	$30.81	to	$30.93	$68	(b)	0.90%	to	1.65%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
AIM V.I. Capital Appreciation Fund - Series I Shares
2008	2,795	$4.01	to	$8.14	$17,871	-	0.00%	to	1.50%	-43.39%	to	-42.52%
2007	2,976	$7.08	to	$14.33	$33,456	-	0.00%	to	1.50%	10.28%	to	11.95%
2006	3,257	$6.42	to	$12.36	$32,996	0.07%	0.00%	to	1.50%	4.72%	to	6.35%
2005	2,001	$6.22	to	$11.61	$19,374	0.06%	0.00%	to	1.50%	0.10%	to	8.80%
2004	2,282	$5.77	to	$10.80	$20,524	-	0.00%	to	1.50%	4.97%	to	14.62%

			375

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Core Equity Fund - Series I Shares
2008	4,319	$5.93	to	$10.25	$31,654	2.26%	0.00%	to	1.95%	-31.20%	to	-30.12%
2007	4,536	$8.58	to	$14.75	$48,225	1.11%	0.00%	to	1.50%	6.45%	to	8.04%
2006	5,005	$8.01	to	$13.60	$49,719	0.66%	0.00%	to	1.50%	15.02%	to	16.80%
2005	3,691	$6.93	to	$11.81	$31,783	1.36%	0.00%	to	1.50%	3.66%	to	5.23%
2004	4,620	$6.65	to	$11.18	$38,313	0.91%	0.00%	to	1.50%	7.32%	to	38.44%
AllianceBernstein Growth and Income Fund, Inc. -
Class A
2008	19	$7.62	to	$7.94	$146	2.26%	0.70%	to	1.55%	-41.57%	to	-41.19%
2007	9	$13.01	to	$13.50	$120	1.08%	0.70%	to	1.65%	3.75%	to	4.39%
2006	5	$12.54	to	$12.76	$65	1.35%	1.05%	to	1.65%	15.48%	to	15.48%
2005	4	$10.98	to	$10.99	$42	(f)	1.20%	to	1.25%		(f)
2004	2		$10.75		$22	(a)		0.95%			(a)
AllianceBernstein Growth and Income Portfolio -
Class A
2008	45	$8.20	to	$8.30	$371	2.17%	1.00%	to	1.25%	-41.39%	to	-41.18%
2007	46	$13.99	to	$14.11	$645	1.66%	1.00%	to	1.25%	3.78%	to	4.06%
2006	41	$13.48	to	$13.56	$557	1.74%	1.00%	to	1.25%	15.91%	to	15.97%
2005	22	$11.63	to	$11.65	$260	1.29%	1.15%	to	1.25%		3.56%
2004	4		$11.23		$50	(a)		1.25%			(a)
Allianz NFJ Large-Cap Value Fund - Institutional
Class
2008	95	$6.09	to	$6.14	$580	(e)	0.00%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
Allianz NFJ Small-Cap Value Fund - Class A
2008	29	$11.64	to	$12.02	$336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%
2007	28	$16.02	to	$16.30	$454	1.93%	0.75%	to	1.20%	4.84%	to	5.30%
2006	31	$15.28	to	$15.50	$477	1.87%	0.70%	to	1.20%	17.18%	to	17.59%
2005	30	$13.04	to	$13.14	$398	3.10%	0.80%	to	1.20%		9.33%
2004	4		$12.00		$53	(a)		0.90%			(a)

			376

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Amana Growth Fund
2008	5		$7.36		$36	(e)		0.05%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
Amana Income Fund
2008	6		$8.12		$46	(e)		0.05%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
American Balanced Fund® - Class R-3
2008	439	$8.96	to	$9.59	$4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
2007	506	$12.24	to	$12.95	$6,361	2.43%	0.00%	to	1.45%	4.70%	to	5.95%
2006	422	$11.66	to	$12.12	$5,014	2.18%	0.20%	to	1.55%	9.69%	to	11.20%
2005	340	$10.63	to	$10.89	$3,656	2.07%	0.25%	to	1.55%	1.43%	to	2.54%
2004	120	$10.50	to	$10.61	$1,269	(a)	0.30%	to	1.45%		(a)
American Century Income & Growth Fund - A Class
2008	484	$7.64	to	$23.62	$3,705	1.55%		1.00%		-35.46%	to	-35.42%
2007	471	$11.83	to	$36.60	$5,597	1.28%	1.00%	to	1.10%	-1.62%	to	-1.50%
2006	495	$12.01	to	$37.17	$5,990	1.59%	1.00%	to	1.10%	15.59%	to	15.70%
2005	539	$10.38	to	$31.95	$5,629	1.78%	1.00%	to	1.10%	3.36%	to	3.49%
2004	433	$10.03	to	$30.91	$4,389	1.83%	1.00%	to	1.10%	11.51%	to	11.57%
Ariel Appreciation Fund
2008	57	$6.63	to	$7.09	$395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
2007	49	$11.43	to	$11.96	$578	0.50%	0.95%	to	2.10%	-3.27%	to	-2.29%
2006	52	$11.91	to	$12.24	$629	0.05%	0.95%	to	1.90%	8.87%	to	9.87%
2005	35	$10.94	to	$11.16	$394	0.34%	0.85%	to	1.90%	1.47%	to	2.01%
2004	18	$10.88	to	$10.94	$192	(a)	0.85%	to	1.40%		(a)

			377

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Ariel Fund
2008	101	$6.14	to	$6.51	$638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
2007	68	$11.93	to	$12.65	$838	0.40%	0.60%	to	2.10%	-3.52%	to	-2.40%
2006	52	$12.51	to	$12.91	$660	-	0.70%	to	1.80%	8.48%	to	9.22%
2005	46	$11.56	to	$11.73	$537	0.58%	0.95%	to	1.70%	-0.43%	to	-0.34%
2004	13	$11.66	to	$11.70	$154	(a)	1.25%	to	1.60%		(a)
Artisan International Fund - Investor Shares
2008	57	$5.55	to	$5.82	$324	(e)	0.00%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
The Bond Fund of AmericaSM, Inc. - Class R-4
2008	222	$8.68	to	$8.77	$1,929	(e)	0.00%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
Calvert Social Balanced Portfolio
2008	2,367	$6.80	to	$22.80	$35,890	2.51%	0.00%	to	1.95%	-32.37%	to	-31.38%
2007	2,618	$12.00	to	$33.54	$59,468	2.34%	0.00%	to	1.50%	1.21%	to	2.75%
2006	2,925	$11.75	to	$32.97	$65,397	2.25%	0.00%	to	1.50%	7.14%	to	8.80%
2005	3,274	$11.39	to	$30.61	$66,533	1.77%	0.00%	to	1.50%	4.07%	to	5.61%
2004	3,412	$10.91	to	$29.27	$66,170	1.71%	0.00%	to	1.50%	6.63%	to	8.01%
ColumbiaSM Acorn Fund® - Class Z
2008	126	$6.34	to	$6.39	$807	(e)	0.00%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

			378

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Mid Cap Value Fund - Class A
2008	258	$6.07	to	$6.13	$1,575	(e)	0.00%	to	1.55%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
Columbia Mid Cap Value Fund - Class Z
2008	91	$6.11	to	$6.14	$561	(e)	0.00%	to	0.80%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
DWS Equity 500 Index Fund - Class S
2008	18		$9.51		$168	2.02%		1.00%		-37.72%
2007	15		$15.27		$228	2.03%		1.00%		4.30%
2006	11		$14.64		$167	1.85%		1.00%		14.46%
2005	5		$12.79		$66	-		1.00%		3.65%
2004	-		$12.34		$2	(a)		1.00%		(a)
EuroPacific Growth Fund® - Class R-3
2008	622	$10.99	to	$11.98	$7,252	1.89%	0.00%	to	1.75%	-41.76% to	-40.69%
2007	486	$18.87	to	$20.20	$9,594	2.23%	0.00%	to	1.75%	16.70% to	18.27%
2006	225	$16.29	to	$16.91	$3,767	1.95%	0.25%	to	1.55%	19.60% to	21.13%
2005	87	$13.62	to	$13.96	$1,208	1.93%	0.25%	to	1.55%	19.09% to	20.14%
2004	48	$11.47	to	$11.58	$553	(a)	0.40%	to	1.40%	(a)
EuroPacific Growth Fund® - Class R-4
2008	13,832	$5.88	to	$12.16	$155,758	2.22%	0.00%	to	1.50%	-41.44% to	-40.56%
2007	11,118	$9.92	to	$20.24	$212,894	2.15%	0.00%	to	1.50%	17.11% to	18.85%
2006	8,654	$14.58	to	$17.16	$141,230	2.13%	0.00%	to	1.50%	20.03% to	21.40%
2005	4,523	$12.09	to	$14.26	$61,647	2.63%	0.40%	to	1.50%	19.25% to	20.43%
2004	1,426	$11.43	to	$11.96	$16,360	(a)	0.55%	to	1.50%	(a)

			379

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Evergreen Special Values Fund - Class A
2008	4,235	$6.42	to	$16.03	$62,156	1.09%	0.00%	to	1.55%	-32.80%	to	-31.95%
2007	4,354	$12.72	to	$23.16	$94,562	1.21%	0.30%	to	1.55%	-9.51%	to	-8.57%
2006	4,425	$15.03	to	$24.96	$105,934	0.42%	0.50%	to	1.55%	19.54%	to	20.78%
2005	3,781	$12.57	to	$20.60	$75,301	0.93%	0.55%	to	1.55%	8.74%	to	9.85%
2004	2,610	$11.56	to	$18.76	$47,554	0.96%	0.55%	to	1.55%	18.85%	to	18.90%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2008	16,023	$5.46	to	$19.17	$213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%
2007	17,821	$13.07	to	$33.82	$426,528	1.84%	0.00%	to	2.15%	-0.38%	to	1.55%
2006	18,954	$13.23	to	$33.70	$455,731	3.30%	0.00%	to	1.95%	17.81%	to	20.16%
2005	19,555	$11.23	to	$28.36	$401,206	1.61%	0.00%	to	1.95%	4.15%	to	5.90%
2004	21,024	$10.84	to	$27.10	$405,088	1.43%	0.00%	to	1.95%	9.88%	to	11.29%
Fidelity® VIP Growth Portfolio - Initial Class
2008	14,257	$5.14	to	$17.49	$159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
2007	15,005	$13.28	to	$33.50	$329,714	0.83%	0.00%	to	1.85%	24.81%	to	26.93%
2006	16,905	$10.60	to	$26.69	$295,822	0.40%	0.00%	to	1.65%	5.20%	to	6.89%
2005	19,931	$9.98	to	$25.27	$329,184	0.51%	0.00%	to	1.80%	3.98%	to	5.79%
2004	24,025	$9.50	to	$24.16	$377,338	0.26%	0.00%	to	1.65%	1.80%	to	3.11%
Fidelity® VIP High Income Portfolio - Initial Class
2008	657	$7.58	to	$8.31	$5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
2007	735	$10.20	to	$11.25	$7,556	8.27%	1.00%	to	1.50%	1.26%	to	1.78%
2006	767	$10.04	to	$11.11	$7,752	8.35%	1.00%	to	1.50%	9.57%	to	10.12%
2005	647	$9.12	to	$9.19	$6,022	14.48%	1.00%	to	1.10%	1.56%	to	1.77%
2004	568	$8.98	to	$9.03	$5,210	9.10%	1.00%	to	1.50%	8.40%	to	8.45%
Fidelity® VIP Overseas Portfolio - Initial Class
2008	2,600	$5.50	to	$14.49	$29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
2007	2,877	$13.33	to	$25.80	$60,698	3.37%	0.00%	to	1.50%	15.56%	to	17.27%
2006	2,821	$11.47	to	$22.00	$51,710	0.89%	0.00%	to	1.50%	16.32%	to	18.09%
2005	2,828	$9.82	to	$18.63	$44,759	0.65%	0.00%	to	1.50%	5.21%	to	19.04%
2004	3,036	$8.33	to	$15.65	$41,057	1.10%	0.00%	to	1.50%	11.91%	to	27.00%

			380

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2008	39,866	$5.64	to	$24.16	$722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
2007	40,117	$14.19	to	$42.45	$1,311,557	0.95%	0.00%	to	2.15%	-6.90%	to	17.56%
2006	40,979	$12.07	to	$36.46	$1,176,582	1.31%	0.00%	to	1.95%	9.57%	to	11.73%
2005	37,845	$12.96	to	$32.97	$1,008,057	0.26%	0.00%	to	1.95%	14.84%	to	16.95%
2004	32,399	$11.31	to	$28.47	$743,262	0.31%	0.00%	to	1.85%	13.73%	to	15.24%
Fidelity® VIP Index 500 Portfolio - Initial Class
2008	4,127	$18.05	to	$18.22	$75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%
2007	4,341	$28.94	to	$29.21	$126,698	3.67%	1.00%	to	1.10%	4.29%	to	4.40%
2006	4,609	$27.75	to	$27.98	$128,845	1.65%	1.00%	to	1.10%	14.43%	to	14.58%
2005	4,779	$24.25	to	$24.42	$116,615	1.72%	1.00%	to	1.10%	3.72%	to	3.78%
2004	4,966	$23.38	to	$23.53	$116,763	1.24%	1.00%	to	1.10%	9.41%	to	9.49%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2008	935		$8.56		$8,006	0.55%		-		-39.42%
2007	706		$14.13		$9,972	0.92%		-		15.63%
2006	446		$12.22		$5,451	(c)		-			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2008	968	$15.95	to	$16.10	$15,560	3.00%	0.95%	to	1.00%	-29.42%
2007	889	$22.60	to	$22.81	$20,260	6.08%	1.00%	to	1.10%	14.20%	to	14.34%
2006	921	$19.79	to	$19.95	$18,360	2.71%	1.00%	to	1.10%	6.17%	to	6.29%
2005	994	$18.64	to	$18.77	$18,646	2.68%	1.00%	to	1.10%	2.93%	to	2.96%
2004	1,116	$18.11	to	$18.23	$20,327	2.80%	1.00%	to	1.10%	4.32%	to	4.47%
Mutual Discovery Fund - Class R
2008	160	$12.35	to	$13.10	$2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
2007	138	$17.17	to	$18.00	$2,445	2.27%	0.35%	to	1.55%	9.02%	to	10.43%
2006	89	$15.75	to	$16.30	$1,438	2.06%	0.35%	to	1.55%	20.97%	to	22.16%
2005	51	$13.02	to	$13.27	$667	1.41%	0.55%	to	1.55%	13.95%
2004	16	$11.54	to	$11.60	$186	(a)	0.45%	to	1.05%		(a)

			381

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Franklin Small-Mid Cap Growth Fund - Class A
2008	49	$7.70	to	$8.27	$396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
2007	55	$13.64	to	$14.24	$767	-	0.65%	to	1.75%	9.73%	to	10.99%
2006	44	$12.43	to	$12.83	$556	-	0.65%	to	1.75%	5.76%	to	6.60%
2005	27	$11.80	to	$11.98	$318	-	0.80%	to	1.60%		8.86%
2004	6	$10.84	to	$10.91	$70	(a)	0.90%	to	1.60%		(a)
Franklin Small Cap Value Securities Fund - Class 2
2008	5,364	$6.33	to	$13.05	$63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%
2007	5,150	$12.76	to	$19.69	$91,636	0.69%	0.00%	to	1.95%	-4.10%	to	-2.71%
2006	4,814	$13.16	to	$20.37	$88,521	0.64%	0.15%	to	1.75%	15.05%	to	16.53%
2005	4,489	$12.96	to	$17.59	$72,308	0.78%	0.35%	to	1.65%	7.02%	to	8.16%
2004	3,359	$12.11	to	$16.33	$50,132	0.13%	0.00%	to	1.65%	21.91%	to	23.12%
Fundamental Investors, Inc. - Class R-3
2008	2	$6.08	to	$6.12	$13	(e)	0.40%	to	1.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
Fundamental Investors, Inc. - Class R-4
2008	1,355	$6.09	to	$6.15	$8,280	(e)	0.00%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
The Growth Fund of America® - Class R-3
2008	1,082	$7.03	to	$9.22	$9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
2007	848	$11.68	to	$15.17	$12,442	0.92%	0.00%	to	1.75%	8.85%	to	10.36%
2006	584	$10.67	to	$13.63	$7,813	0.76%	0.20%	to	1.55%	8.89%	to	10.29%
2005	319	$12.04	to	$12.34	$3,894	0.65%	0.25%	to	1.55%	12.28%	to	13.54%
2004	122	$10.74	to	$10.86	$1,320	(a)	0.30%	to	1.45%		(a)

			382

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
The Growth Fund of America® - Class R-4
2008	20,363	$5.91	to	$9.34	$181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
2007	16,882	$9.72	to	$15.32	$248,778	1.08%	0.00%	to	1.50%	9.19%	to	10.52%
2006	14,655	$12.90	to	$13.73	$196,584	0.91%	0.30%	to	1.50%	9.29%	to	10.56%
2005	11,850	$11.74	to	$12.54	$145,130	0.93%	0.00%	to	1.50%	12.50%	to	13.63%
2004	4,738	$10.80	to	$11.14	$51,341	(a)	0.45%	to	1.50%		(a)
The Income Fund of America® - Class R-3
2008	158	$9.22	to	$10.05	$1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
2007	121	$13.25	to	$14.19	$1,660	3.34%	0.00%	to	1.75%	1.83%	to	3.08%
2006	77	$13.12	to	$13.65	$1,032	3.12%	0.20%	to	1.55%	18.13%	to	19.60%
2005	26	$11.14	to	$11.38	$295	3.46%	0.30%	to	1.45%	1.73%	to	2.71%
2004	10	$10.97	to	$11.08	$110	(a)	0.30%	to	1.40%		(a)
ING Financial Services Fund - Class A
2008	15	$6.52	to	$6.86	$101	1.69%	0.40%	to	1.45%	-42.35%	to	-41.77%
2007	12	$11.17	to	$11.78	$136	1.82%	0.40%	to	1.75%	-14.51%	to	-13.79%
2006	6	$13.23	to	$13.56	$84	1.20%	0.60%	to	1.45%	16.42%
2005	4	$11.63	to	$11.66	$51	-	0.50%	to	0.65%		7.27%
2004	1		$10.87		$9	(a)		0.50%			(a)
ING Real Estate Fund - Class A
2008	133	$9.86	to	$10.59	$1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%
2007	121	$15.25	to	$16.33	$1,923	2.75%	0.00%	to	1.75%	-17.75%	to	-16.74%
2006	124	$18.70	to	$19.45	$2,373	2.49%	0.20%	to	1.55%	34.10%	to	35.71%
2005	67	$13.99	to	$14.31	$954	4.05%	0.25%	to	1.45%	10.59%	to	11.47%
2004	22	$12.65	to	$12.76	$282	(a)	0.45%	to	1.45%		(a)
ING GNMA Income Fund - Class A
2008	238	$11.46	to	$12.37	$2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
2007	126	$10.89	to	$11.57	$1,405	3.87%	0.00%	to	1.55%	4.11%	to	5.37%
2006	91	$10.44	to	$10.87	$973	5.45%	0.20%	to	1.55%	2.75%	to	3.93%
2005	69	$10.11	to	$10.44	$712	4.48%	0.25%	to	1.55%	0.99%	to	2.25%
2004	40	$10.10	to	$10.20	$404	(a)	0.30%	to	1.45%		(a)

			383

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Intermediate Bond Fund - Class A
2008	342	$9.72	to	$10.48	$3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
2007	269	$10.97	to	$11.65	$3,064	4.22%	0.00%	to	1.55%	4.18%	to	5.34%
2006	151	$10.53	to	$10.95	$1,633	4.65%	0.20%	to	1.55%	2.13%	to	3.33%
2005	79	$10.31	to	$10.52	$829	3.96%	0.45%	to	1.55%	1.66%	to	2.24%
2004	52	$10.20	to	$10.29	$535	(a)	0.40%	to	1.40%		(a)
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2008	277	$4.97	to	$7.60	$2,033	-	0.00%	to	1.50%	-47.25%	to	-46.44%
2007	282	$13.63	to	$14.19	$3,891	-	0.00%	to	1.50%	9.21%	to	10.32%
2006	262	$12.48	to	$12.69	$3,286	-	0.50%	to	1.50%	0.24%	to	1.20%
2005	88	$12.45	to	$12.54	$1,096	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2008	10,055	$5.87	to	$6.43	$63,303	0.20%	0.00%	to	1.50%	-39.90%	to	-39.03%
2007	11,126	$9.76	to	$10.53	$115,938	(d)	0.00%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2008	12	$7.33	to	$7.41	$86	-	0.00%	to	0.50%	-39.32%	to	-39.11%
2007	4	$12.08	to	$12.17	$43	-	0.00%	to	0.50%		6.75%
2006	-		$11.40		-	(c)		-			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Large Cap Growth Portfolio -
Service 2 Class
2008	12		$6.33		$79	-		0.35%		-39.43%
2007	14		$10.45		$147	(d)		0.35%			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)

			384

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Evergreen Health Sciences Portfolio - Service
Class
2008	749	$7.07	to	$9.97	$7,198	0.15%	0.00%	to	1.50%	-29.73% to	-28.63%
2007	460	$13.42	to	$13.97	$6,256	0.13%	0.00%	to	1.50%	6.93% to	8.55%
2006	351	$12.55	to	$12.87	$4,440	-	0.00%	to	1.50%	12.15% to	13.32%
2005	129	$11.19	to	$11.29	$1,446	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Evergreen Omega Portfolio - Service Class
2008	4	$9.28	to	$9.40	$35	-	0.00%	to	0.50%	-27.53%
2007	-		$12.97		-	(d)		-		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2008	2,384	$5.92	to	$9.30	$21,437	0.94%	0.00%	to	1.50%	-40.11% to	-39.14%
2007	1,307	$9.76	to	$15.28	$19,443	0.12%	0.00%	to	1.85%	12.77% to	14.09%
2006	1,115	$13.00	to	$13.31	$14,604	-	0.35%	to	1.55%	10.25% to	11.36%
2005	390	$11.80	to	$11.88	$4,611	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Global Real Estate Portfolio - Institutional Class
2008	5,361	$6.69	to	$6.73	$35,967	(e)	0.00%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Global Resources Portfolio - Institutional Class
2008	3		$8.22		$25	2.90%		0.20%		-40.95%
2007	3		$13.92		$44	(d)		0.20%		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)

			385

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2008	9,325	$6.00	to	$8.06	$73,573	2.08%	0.00%	to	1.50%	-41.88% to	-41.03%
2007	8,097	$13.42	to	$13.65	$109,431	(d)	0.00%	to	1.50%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING Janus Contrarian Portfolio - Service Class
2008	1,285	$5.32	to	$5.86	$7,405	0.72%	0.00%	to	1.50%	-49.21% to	-49.00%
2007	403	$11.44	to	$11.49	$4,611	(d)	0.00%	to	0.50%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2008	18		$9.76		$171	3.71%		0.35%		-51.61%
2007	18		$20.17		$368	0.94%		0.35%		37.49%
2006	4		$14.67		$57	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2008	1,808	$10.20	to	$10.21	$18,447	2.65%	0.95%	to	1.00%	-51.66% to	-51.61%
2007	2,077		$21.10		$43,831	1.12%		1.00%		37.46%
2006	1,901		$15.35		$29,171	0.67%		1.00%		34.77%
2005	1,396		$11.39		$15,902	(b)		1.00%		(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2008	1,357	$4.89	to	$12.39	$15,725	2.46%	0.00%	to	1.50%	-52.01% to	-51.32%
2007	1,642	$15.61	to	$25.32	$40,173	0.95%	0.10%	to	1.50%	36.42% to	37.80%
2006	1,200	$11.43	to	$18.30	$21,610	0.43%	0.40%	to	1.50%	33.78% to	35.12%
2005	512	$13.38	to	$13.50	$6,873	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)

			386

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2008	241	$6.57	to	$9.15	$2,129	0.48%	0.00%	to	1.50%	-31.00% to	-29.94%
2007	194	$12.55	to	$13.06	$2,468	0.15%	0.00%	to	1.50%	-3.16% to	-2.13%
2006	126	$12.96	to	$13.25	$1,643	-	0.40%	to	1.50%	15.07% to	16.04%
2005	25	$11.28	to	$11.38	$282	(b)	0.50%	to	1.40%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2008	4	$6.62	to	$6.64	$28	4.00%	1.15%	to	1.25%	-40.09% to	-40.02%
2007	6	$11.05	to	$11.07	$72	4.08%	1.15%	to	1.25%	-2.13% to	-2.04%
2006	2	$11.29	to	$11.30	$26	(c)	1.15%	to	1.25%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Value Opportunities Portfolio -
Service Class
2008	170	$5.76	to	$6.79	$1,126	3.04%	0.00%	to	1.50%	-40.46% to	-39.54%
2007	166	$10.95	to	$11.23	$1,839	1.80%	0.00%	to	1.50%	-2.58% to	-1.68%
2006	73	$11.24	to	$11.32	$824	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Julius Baer Foreign Portfolio - Service Class
2008	3,034	$5.58	to	$11.53	$33,338	-	0.00%	to	1.50%	-44.46% to	-43.62%
2007	3,036	$17.69	to	$20.46	$59,851	0.08%	0.00%	to	1.50%	14.70% to	16.46%
2006	1,766	$15.30	to	$17.79	$30,166	(c)	0.00%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Legg Mason Value Portfolio - Service Class
2008	291	$4.12	to	$5.16	$1,448	-	0.00%	to	1.50%	-56.13% to	-55.48%
2007	390	$11.03	to	$11.59	$4,394	-	0.00%	to	1.85%	-7.49% to	-6.28%
2006	282	$12.02	to	$12.30	$3,415	-	0.30%	to	1.55%	4.97% to	5.98%
2005	148	$11.46	to	$11.57	$1,700	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)

			387

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2008	10,392	$6.17	to	$7.22	$73,160	3.25%	0.00%	to	1.95%	-37.67% to	-36.48%
2007	11,800	$10.99	to	$11.33	$131,763	0.05%	0.20%	to	1.95%	2.79% to	3.78%
2006	99	$10.77	to	$10.85	$1,068	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Lord Abbett Affiliated Portfolio - Service Class
2008	72	$6.93	to	$7.06	$506	3.33%	0.65%	to	1.35%	-37.45% to	-37.15%
2007	46	$11.08	to	$11.17	$516	(d)	0.85%	to	1.35%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING Marsico Growth Portfolio - Institutional Class
2008	797	$6.45	to	$6.62	$5,214	(e)	0.00%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Marsico Growth Portfolio - Service Class
2008	39	$6.59	to	$8.08	$306	0.09%	0.35%	to	1.20%	-40.94% to	-40.60%
2007	325	$11.39	to	$13.76	$4,327	-	0.00%	to	1.50%	12.43% to	14.19%
2006	233	$10.11	to	$12.05	$2,747	-	0.00%	to	1.50%	3.34% to	4.46%
2005	102	$11.37	to	$11.47	$1,159	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Marsico International Opportunities Portfolio -
Adviser Class
2008	11		$5.68		$65	-		0.35%		-49.87%
2007	6		$11.33		$64	(d)		0.35%		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)

			388

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico International Opportunities Portfolio -
Service Class
2008	705	$4.93	to	$9.46	$6,408	1.08%	0.00%	to	1.50%	-50.25%	to	-49.52%
2007	688	$18.01	to	$18.74	$12,551	0.95%	0.00%	to	1.50%	18.80%	to	19.97%
2006	478	$15.16	to	$15.50	$7,306	0.03%	0.40%	to	1.50%	22.16%	to	23.16%
2005	108	$12.41	to	$12.48	$1,348	(b)	0.70%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Adviser Class
2008	55		$8.99		$497	4.89%		0.35%		-22.90%
2007	49		$11.66		$567	1.31%		0.35%			3.19%
2006	4		$11.30		$45	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING MFS Total Return Portfolio - Institutional Class
2008	6,024	$8.57	to	$8.58	$51,654	6.26%	0.95%	to	1.00%	-23.00%	to	-22.91%
2007	7,291		$11.13		$81,146	0.11%		1.00%			3.25%
2006	25		$10.78		$269	(c)		1.00%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING MFS Total Return Portfolio - Service Class
2008	1,955	$7.60	to	$12.47	$22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%
2007	2,252	$12.08	to	$15.88	$33,604	2.95%	0.10%	to	1.55%	2.44%	to	3.61%
2006	2,514	$11.69	to	$15.23	$36,559	2.23%	0.30%	to	1.65%	10.26%	to	11.49%
2005	3,132	$10.95	to	$13.66	$41,280	2.59%	0.40%	to	1.50%	1.38%	to	2.33%
2004	2,236	$10.84	to	$13.30	$29,119	2.74%	0.55%	to	1.50%	9.45%	to	10.56%
ING MFS Utilities Portfolio - Service Class
2008	2,158	$6.29	to	$11.94	$24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
2007	2,012	$18.42	to	$19.17	$37,523	1.01%	0.00%	to	1.50%	25.48%	to	26.89%
2006	881	$14.68	to	$15.01	$13,022	0.04%	0.40%	to	1.50%	28.88%	to	30.08%
2005	104	$11.39	to	$11.47	$1,191	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			389

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Main Street Portfolio® - Service
Class
2008	176	$6.64	to	$8.14	$1,342	2.99%	0.00%	to	1.65%	-39.69%	to	-38.66%
2007	159	$11.01	to	$13.27	$2,004	0.78%	0.00%	to	1.65%	2.74%	to	3.72%
2006	66	$10.73	to	$12.62	$825	0.82%	0.50%	to	1.50%	13.23%	to	14.16%
2005	19	$10.96	to	$11.02	$214	(b)	0.70%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO High Yield Portfolio - Institutional Class
2008	73	$8.30	to	$8.31	$609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
2007	74		$10.80		$800	6.11%		1.00%			2.08%
2006	23		$10.58		$247	(c)		1.00%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING PIMCO High Yield Portfolio - Service Class
2008	505	$7.67	to	$9.18	$4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%
2007	497	$10.71	to	$11.85	$5,722	7.27%	0.00%	to	1.50%	1.34%	to	2.86%
2006	448	$10.56	to	$11.52	$5,070	6.48%	0.00%	to	1.50%	7.36%	to	8.35%
2005	135	$10.46	to	$10.56	$1,418	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Equity Income Portfolio - Institutional
Class
2008	17,559	$6.20	to	$6.74	$111,368	3.16%	0.00%	to	1.95%	-31.49%	to	-30.28%
2007	17,096	$9.05	to	$9.31	$156,482	(d)	0.20%	to	1.95%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING Pioneer Fund Portfolio - Institutional Class
2008	1,578	$6.37	to	$8.11	$11,631	3.79%	0.00%	to	1.60%	-35.59%	to	-34.52%
2007	1,454	$11.18	to	$12.51	$16,489	0.44%	0.00%	to	1.70%	3.71%	to	5.42%
2006	232	$10.78	to	$11.98	$2,509	(c)	0.00%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

			390

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Fund Portfolio - Service Class
2008	15	$7.22 to	$7.33	$109	3.64%	0.70%	to	1.30%	-35.54% to	-35.41%
2007	10	$11.20 to	$11.24	$111	-	1.00%	to	1.30%	4.07%
2006	2	$10.80		$25	(c)		1.00%		(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)
ING Pioneer Mid Cap Value Portfolio - Adviser Class
2008	-	$7.14		$2	(e)		0.35%		(e)
2007	(e)	(e)		(e)	(e)		(e)		(e)
2006	(e)	(e)		(e)	(e)		(e)		(e)
2005	(e)	(e)		(e)	(e)		(e)		(e)
2004	(e)	(e)		(e)	(e)		(e)		(e)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2008	8,859	$6.37 to	$7.58	$65,464	2.18%	0.00%	to	1.80%	-34.09% to	-32.92%
2007	8,727	$11.02 to	$11.30	$96,991	0.08%	0.00%	to	1.80%	4.16% to	5.26%
2006	74	$10.54 to	$10.65	$783	(c)	0.50%	to	1.50%	(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)
ING Pioneer Mid Cap Value Portfolio - Service Class
2008	28	$7.27 to	$7.52	$204	3.64%	0.10%	to	1.35%	-34.03% to	-33.30%
2007	1	$11.02 to	$11.20	$16	(h)	0.35%	to	1.35%	(h)
2006	1	$10.61		$6	(c)		0.80%		(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)
ING Stock Index Portfolio - Institutional Class
2008	269	$8.44 to	$8.84	$2,372	3.86%	0.00%	to	1.25%	-37.92% to	-37.13%
2007	256	$13.55 to	$14.03	$3,588	1.50%	0.05%	to	1.25%	4.04% to	4.51%
2006	273	$13.00 to	$13.30	$3,625	3.36%	0.15%	to	1.25%	14.55%
2005	2,166	$11.41 to	$11.56	$25,037	(b)	0.00%	to	0.80%	(b)
2004	(b)	(b)		(b)	(b)		(b)		(b)

		391

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2008	17,181	$7.12	to	$9.57	$158,868	4.79%	0.00%	to	1.55%	-28.63% to	-27.50%
2007	13,148	$12.66	to	$13.20	$168,990	1.82%	0.00%	to	1.55%	2.76% to	4.05%
2006	7,004	$12.32	to	$12.60	$86,924	1.22%	0.30%	to	1.55%	13.00% to	14.01%
2005	1,752	$10.91	to	$11.01	$19,163	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
2008	116		$7.90		$918	3.48%		0.35%		-36.19%
2007	93		$12.38		$1,151	1.02%		0.35%		2.40%
2006	18		$12.09		$215	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2008	6,475	$6.23	to	$12.30	$74,508	4.58%	0.00%	to	1.65%	-36.69% to	-35.67%
2007	5,633	$13.02	to	$19.12	$101,704	1.42%	0.00%	to	1.65%	1.35% to	2.78%
2006	4,956	$12.72	to	$18.46	$87,796	1.34%	0.15%	to	1.65%	17.21% to	18.68%
2005	3,660	$11.39	to	$15.47	$54,938	1.28%	0.30%	to	1.55%	2.34% to	3.36%
2004	2,052	$11.13	to	$14.87	$30,123	1.48%	0.50%	to	1.55%	13.15% to	14.30%
ING Templeton Global Growth Portfolio - Institutional
Class
2008	77	$9.86	to	$10.17	$774	1.43%	0.60%	to	1.75%	-40.67% to	-39.96%
2007	71	$16.62	to	$16.94	$1,186	-	0.75%	to	1.90%	1.70%
2006	-		$16.50		-	(c)		1.00%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Templeton Global Growth Portfolio - Service Class
2008	315	$5.90	to	$6.89	$2,110	1.09%	0.00%	to	1.50%	-40.57% to	-39.86%
2007	253	$11.14	to	$11.39	$2,833	1.27%	0.30%	to	1.50%	0.91% to	1.98%
2006	128	$11.04	to	$11.11	$1,421	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

			392

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Capital Growth Portfolio -
Institutional Class
2008	66	$5.36	to	$5.56	$362	(e)	0.00%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Van Kampen Capital Growth Portfolio - Service
Class
2008	21	$5.49	to	$6.98	$145	-	0.00%	to	1.45%	-49.60% to	-49.27%
2007	6	$13.67	to	$13.76	$87	-	0.00%	to	0.50%	20.76%
2006	1		$11.32		$14	(c)		0.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Growth and Income Portfolio -
Service Class
2008	1,513	$6.57	to	$8.98	$13,111	4.08%	0.00%	to	1.50%	-33.23% to	-32.23%
2007	1,338	$12.73	to	$13.25	$17,288	1.68%	0.00%	to	1.50%	1.03% to	2.11%
2006	1,237	$12.60	to	$12.88	$15,704	1.19%	0.40%	to	1.50%	14.34% to	15.41%
2005	759	$11.02	to	$11.12	$8,388	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Van Kampen Real Estate Portfolio - Institutional
Class
2008	117		$6.16		$724	1.92%		0.95%		-38.89%
2007	94	$9.91	to	$10.08	$942	(h)	0.95%	to	1.95%	(h)
2006	61		$12.34		$754	(c)		0.95%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Real Estate Portfolio - Service Class
2008	2,819	$5.33	to	$6.27	$17,289	1.39%	0.00%	to	1.50%	-39.46% to	-38.53%
2007	2,072	$9.95	to	$10.20	$20,838	1.31%	0.00%	to	1.50%	-18.97% to	-18.11%
2006	1,372	$12.28	to	$12.39	$16,905	(c)	0.35%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

			393

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2008	1,952	$5.22	to	$6.11	$11,371	6.69%	0.00%	to	1.50%	-50.88% to	-43.74%
2007	2,140	$9.41	to	$10.86	$22,362	(d)	0.00%	to	1.50%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING VP Index Plus International Equity Portfolio -
Service Class
2008	454	$5.37	to	$6.66	$2,933	6.11%	0.00%	to	1.50%	-44.65% to	-43.98%
2007	612	$10.84	to	$11.88	$7,116	-	0.25%	to	1.50%	6.54% to	7.60%
2006	232	$10.85	to	$11.10	$2,537	(c)	0.40%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2008	142	$6.44	to	$6.86	$947	0.71%	0.00%	to	1.50%	-33.77% to	-33.04%
2007	102	$9.94	to	$10.16	$1,022	-	0.40%	to	1.50%	-5.15% to	-4.17%
2006	109	$10.42	to	$10.56	$1,141	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING International Growth Opportunities Fund - Class Q
2008	1	$7.78	to	$7.92	$7	-	1.05%	to	1.40%	-55.11% to	-54.92%
2007	1	$17.33	to	$17.57	$11	-	1.05%	to	1.40%	17.02%
2006	-	$14.81	to	$14.88	$7	1.16%	1.25%	to	1.40%	18.47%
2005	-		$12.56		$2	(b)		1.25%		(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING International SmallCap Multi-Manager Fund -
Class A
2008	131	$9.05	to	$9.84	$1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
2007	111	$19.07	to	$20.42	$2,221	0.85%	0.00%	to	1.75%	8.61% to	9.75%
2006	46	$17.77	to	$18.40	$837	0.79%	0.25%	to	1.45%	24.53%
2005	20	$14.35	to	$14.52	$283	(b)	0.60%	to	1.25%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)

			394

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Large Company Value
Portfolio - Adviser Class
2008	11		$7.36		$78	12.20%		0.35%		-37.41%
2007	7		$11.76		$86	-		0.35%		-2.49%
2006	1		$12.06		$9	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING American Century Large Company Value
Portfolio - Service Class
2008	298	$6.03	to	$10.54	$2,817	14.21%	0.00%	to	1.50%	-51.68% to	-37.15%
2007	287	$12.32	to	$16.77	$4,430	1.28%	0.25%	to	1.50%	-3.48% to	24.57%
2006	338	$12.66	to	$16.94	$5,290	0.25%	0.40%	to	1.50%	17.53% to	18.71%
2005	330	$10.74	to	$14.47	$4,395	0.98%	0.50%	to	1.50%	-0.22% to	0.71%
2004	427	$10.74	to	$14.14	$5,760	0.92%	0.55%	to	1.50%	8.37% to	9.44%
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
2008	5		$8.28		$39	2.63%		0.35%		-26.92%
2007	3		$11.33		$37	-		0.35%		-3.49%
2006	2		$11.74		$22	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2008	1,988	$7.00	to	$11.90	$22,075	0.80%	0.00%	to	1.50%	-27.69% to	-26.54%
2007	1,876	$12.60	to	$16.20	$28,635	0.41%	0.00%	to	1.50%	-4.31% to	-2.91%
2006	2,128	$13.07	to	$16.49	$33,826	0.02%	0.00%	to	1.50%	13.67% to	15.48%
2005	2,244	$12.37	to	$14.45	$31,597	0.19%	0.00%	to	1.50%	6.27% to	7.85%
2004	1,961	$11.64	to	$13.29	$25,577	0.04%	0.00%	to	1.50%	19.50% to	20.75%
ING Baron Asset Portfolio - Service Class
2008	333	$5.75	to	$6.53	$2,126	-	0.00%	to	1.55%	-42.00% to	-41.06%
2007	294	$10.76	to	$11.08	$3,217	-	0.00%	to	1.75%	7.35% to	8.38%
2006	30	$10.07	to	$10.14	$306	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

			395

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Small Cap Growth Portfolio - Adviser
Class
2008	30		$7.25		$216	-		0.35%		-41.58%
2007	21		$12.41		$257	-		0.35%			5.44%
2006	5		$11.77		$63	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Baron Small Cap Growth Portfolio - Service Class
2008	6,207	$5.66	to	$12.23	$66,236	-	0.00%	to	1.55%	-42.18%	to	-41.24%
2007	5,880	$9.67	to	$21.03	$108,700	-	0.00%	to	1.55%	4.48%	to	6.07%
2006	5,135	$12.61	to	$20.02	$91,451	-	0.00%	to	1.55%	13.49%	to	15.25%
2005	5,042	$12.81	to	$17.55	$79,169	-	0.00%	to	1.50%	5.78%	to	7.37%
2004	3,951	$12.10	to	$16.51	$58,317	-	0.00%	to	1.50%	26.05%	to	27.38%
ING Columbia Small Cap Value II Portfolio - Service
Class
2008	142	$6.62	to	$6.89	$953	0.11%	0.00%	to	1.50%	-35.06%	to	-34.36%
2007	77	$10.19	to	$10.42	$796	-	0.25%	to	1.50%	1.39%	to	2.47%
2006	4	$10.05	to	$10.11	$39	(c)	0.55%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Davis New York Venture Portfolio - Service Class
2008	735	$5.94	to	$13.79	$8,589	0.78%	0.00%	to	1.50%	-40.12%	to	-39.39%
2007	575	$12.23	to	$22.34	$11,313	0.25%	0.25%	to	1.50%	2.63%	to	3.63%
2006	485	$11.91	to	$21.23	$9,468	0.01%	0.40%	to	1.50%	12.12%	to	13.29%
2005	418	$10.64	to	$19.00	$7,330	-	0.50%	to	1.50%	2.39%	to	3.31%
2004	602	$11.12	to	$18.10	$10,359	-	0.55%	to	1.50%	6.81%	to	7.87%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2008	911	$7.36	to	$7.45	$6,707	0.37%	0.00%	to	0.50%	-40.11%	to	-39.77%
2007	329	$12.29	to	$12.37	$4,044	0.05%	0.00%	to	0.50%	14.43%
2006	10		$10.74		$110	(c)		0.50%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

			396

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Index Solution 2015 Portfolio - Adviser Class
2008	5	$7.91 to $7.95	$37	(e)	0.70% to 1.35%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Index Solution 2025 Portfolio - Adviser Class
2008	11	$7.19	$81	(e)	1.35%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Index Solution 2035 Portfolio - Adviser Class
2008	7	$6.81	$51	(e)	1.35%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Index Solution 2045 Portfolio - Adviser Class
2008	1	$6.43	$6	(e)	1.35%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Index Solution Income Portfolio - Adviser Class
2008	-	$8.90	$1	(e)	0.70%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)

397

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Adviser
Class
2008	30		$8.08		$245	1.58%		0.35%		-33.44%
2007	32		$12.14		$386	0.42%		0.35%		1.76%
2006	8		$11.93		$91	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2008	1,843	$6.51	to	$12.56	$21,120	2.10%	0.00%	to	1.55%	-34.08% to	-33.01%
2007	2,021	$9.76	to	$18.54	$34,984	0.57%	0.00%	to	1.55%	0.77% to	2.37%
2006	1,892	$12.72	to	$18.11	$32,578	0.01%	0.00%	to	1.55%	14.78% to	16.46%
2005	1,597	$12.54	to	$15.64	$24,333	0.34%	0.00%	to	1.50%	6.89% to	8.51%
2004	1,022	$11.71	to	$14.33	$14,426	0.22%	0.00%	to	1.50%	18.76% to	20.12%
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
2008	9		$6.57		$60	-		0.35%		-39.72%
2007	9		$10.90		$96	-		0.35%		-2.50%
2006	2		$11.18		$17	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2008	10,314	$5.85	to	$10.74	$84,378	-	0.00%	to	1.50%	-40.13% to	-9.45%
2007	11,836	$9.78	to	$17.67	$161,023	-	0.00%	to	1.50%	-35.62% to	-1.59%
2006	14,531	$10.02	to	$17.96	$203,807	-	0.00%	to	1.50%	8.64% to	10.32%
2005	16,715	$9.15	to	$16.28	$213,925	-	0.00%	to	1.50%	9.77% to	11.43%
2004	19,676	$8.28	to	$14.64	$228,353	-	0.00%	to	1.50%	7.99% to	26.50%
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2008	16	$7.11	to	$7.56	$120	-	0.00%	to	1.25%	-40.10% to	-39.33%
2007	7	$11.87	to	$12.46	$87	-	0.00%	to	1.25%	-3.10% to	-2.39%
2006	7	$12.25	to	$12.63	$82	-	0.20%	to	1.25%	8.70% to	9.15%
2005	3	$11.27	to	$11.37	$36	(f)	0.80%	to	1.25%	(f)
2004	2		$10.32		$16	(a)		0.70%		(a)

			398

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Neuberger Berman Partners Portfolio - Service
Class
2008	360	$4.85 to	$5.59	$1,966	-	0.00%	to	1.50%	-52.01% to	-51.49%
2007	201	$11.19 to	$11.44	$2,266	0.24%	0.30%	to	1.50%	7.16% to	8.07%
2006	22	$10.47 to	$10.53	$232	(c)	0.50%	to	1.30%	(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Global Portfolio - Adviser Class
2008	31	$7.66		$238	2.32%		0.35%		-40.85%
2007	28	$12.95		$365	0.43%		0.35%		5.63%
2006	8	$12.26		$96	(c)		0.35%		(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Global Portfolio - Initial Class
2008	49,538	$5.74 to	$9.22	$423,940	2.29%	0.00%	to	1.95%	-43.34% to	-38.16%
2007	57,612	$14.09 to	$15.45	$840,722	1.09%	0.00%	to	1.80%	1.35% to	11.82%
2006	67,277	$13.46 to	$14.50	$921,330	0.07%	0.00%	to	1.80%	10.53% to	17.98%
2005	74,501	$11.62 to	$12.29	$881,737	(b)	0.00%	to	1.80%	(b)
2004	(b)	(b)		(b)	(b)		(b)		(b)
ING Oppenheimer Global Portfolio - Service Class
2008	27	$9.87 to	$10.03	$267	1.98%	1.00%	to	1.25%	-41.18% to	-41.07%
2007	26	$16.78 to	$17.02	$439	1.20%	1.00%	to	1.25%	5.01% to	5.26%
2006	11	$15.98 to	$16.17	$180	0.09%	1.00%	to	1.25%	16.13% to	16.13%
2005	1	$13.76		$20	-		1.25%		11.87%
2004	182	$12.22 to	$12.52	$2,264	-	0.60%	to	1.50%	13.36% to	14.26%
ING Oppenheimer Strategic Income Portfolio - Adviser
Class
2008	26	$9.84		$258	6.75%		0.35%		-16.26%
2007	23	$11.75		$275	4.98%		0.35%		8.00%
2006	12	$10.88		$127	(c)		0.35%		(c)
2005	(c)	(c)		(c)	(c)		(c)		(c)
2004	(c)	(c)		(c)	(c)		(c)		(c)

		399

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Strategic Income Portfolio - Initial
Class
2008	11,204	$8.50	to	$10.20	$109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
2007	10,776	$11.42	to	$12.08	$125,688	4.51%	0.00%	to	1.95%	5.82%	to	10.12%
2006	10,430	$10.67	to	$11.11	$112,893	0.39%	0.00%	to	1.95%	6.22%	to	8.39%
2005	11,390	$9.99	to	$10.25	$116,350	(b)	0.00%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Strategic Income Portfolio - Service
Class
2008	25	$8.59	to	$9.50	$216	0.40%	0.40%	to	1.50%	-17.03%
2007	330	$11.45	to	$11.58	$3,826	(d)	0.95%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO Total Return Portfolio - Adviser Class
2008	77		$11.34		$870	5.48%		0.35%		-0.79%
2007	48		$11.43		$554	4.13%		0.35%			8.75%
2006	26		$10.51		$269	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING PIMCO Total Return Portfolio - Service Class
2008	8,434	$10.17	to	$13.60	$104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
2007	6,608	$10.22	to	$13.44	$83,010	3.25%	0.00%	to	1.75%	7.71%	to	9.17%
2006	5,395	$10.50	to	$12.26	$62,923	1.70%	0.20%	to	1.55%	2.47%	to	3.64%
2005	4,813	$10.27	to	$11.91	$54,953	1.68%	0.35%	to	1.50%	0.53%	to	1.72%
2004	3,872	$10.21	to	$11.64	$43,692	-	0.40%	to	1.50%	2.73%	to	3.93%
ING Pioneer High Yield Portfolio - Initial Class
2008	508	$6.96	to	$7.99	$3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
2007	465	$11.04	to	$11.32	$5,184	6.31%	0.00%	to	1.50%	4.55%	to	6.19%
2006	94	$10.56	to	$10.66	$1,000	(c)	0.00%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

			400

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer High Yield Portfolio - Service Class
2008	11	$7.65	to	$7.79	$81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%
2007	9	$11.02	to	$11.11	$95	5.94%	0.85%	to	1.35%		4.82%
2006	1	$10.56	to	$10.60	$6	(c)	0.70%	to	1.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2015 Portfolio - Adviser Class
2008	1,203	$8.52	to	$9.03	$10,621	1.79%	0.00%	to	1.55%	-28.20%	to	-27.06%
2007	800	$11.72	to	$12.38	$9,750	0.70%	0.00%	to	1.55%	2.68%	to	4.06%
2006	243	$11.27	to	$11.83	$2,850	0.17%	0.20%	to	1.55%	9.47%	to	10.26%
2005	41	$10.66	to	$10.72	$440	(b)	0.25%	to	1.05%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2015 Portfolio - Service Class
2008	3,218	$7.17	to	$9.13	$28,425	1.76%	0.00%	to	1.50%	-27.98%	to	-26.84%
2007	2,485	$11.99	to	$12.48	$30,299	0.55%	0.00%	to	1.50%	3.01%	to	4.61%
2006	1,294	$11.64	to	$11.93	$15,208	0.16%	0.00%	to	1.50%	9.18%	to	10.25%
2005	185	$10.66	to	$10.76	$1,980	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2025 Portfolio - Adviser Class
2008	1,449	$7.86	to	$8.49	$12,028	1.43%	0.00%	to	1.55%	-34.96%	to	-33.93%
2007	957	$11.94	to	$12.85	$12,103	0.50%	0.00%	to	1.55%	2.66%	to	3.99%
2006	360	$12.01	to	$12.29	$4,390	0.22%	0.20%	to	1.55%	11.19%	to	12.15%
2005	24	$10.89	to	$10.95	$266	(b)	0.25%	to	1.05%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2025 Portfolio - Service Class
2008	4,569	$6.43	to	$8.57	$37,936	1.41%	0.00%	to	1.50%	-34.86%	to	-33.95%
2007	3,127	$9.87	to	$12.96	$39,563	0.41%	0.00%	to	1.50%	3.06%	to	4.31%
2006	1,488	$12.08	to	$12.38	$18,183	0.24%	0.00%	to	1.50%	10.93%	to	12.04%
2005	176	$10.89	to	$10.99	$1,918	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			401

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Adviser Class
2008	1,196	$7.66	to	$8.36	$9,767	1.45%	0.00%	to	1.55%	-38.14% to	-37.24%
2007	750	$12.24	to	$13.32	$9,830	0.44%	0.00%	to	1.55%	3.40% to	4.75%
2006	307	$11.69	to	$12.64	$3,854	0.11%	0.20%	to	1.55%	12.75% to	13.68%
2005	40	$11.05	to	$11.11	$440	(b)	0.25%	to	1.05%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Solution 2035 Portfolio - Service Class
2008	3,386	$6.11	to	$8.45	$27,711	1.40%	0.00%	to	1.50%	-37.97% to	-36.99%
2007	2,101	$12.88	to	$13.41	$27,544	0.44%	0.00%	to	1.50%	3.70% to	4.98%
2006	956	$12.42	to	$12.74	$12,006	0.11%	0.00%	to	1.50%	12.40% to	13.58%
2005	106	$11.05	to	$11.15	$1,176	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Solution 2045 Portfolio - Adviser Class
2008	797	$7.43	to	$8.26	$6,465	1.10%	0.00%	to	1.55%	-40.86% to	-39.93%
2007	579	$12.42	to	$13.75	$7,858	0.24%	0.00%	to	1.55%	3.86% to	5.24%
2006	174	$12.70	to	$12.99	$2,250	0.03%	0.20%	to	1.55%	13.66% to	14.56%
2005	23	$11.27	to	$11.33	$256	(b)	0.25%	to	1.05%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Solution 2045 Portfolio - Service Class
2008	2,197	$5.82	to	$8.32	$17,688	1.13%	0.00%	to	1.50%	-40.72% to	-39.88%
2007	1,293	$9.89	to	$13.84	$17,462	0.25%	0.00%	to	1.50%	4.15% to	5.38%
2006	589	$12.76	to	$13.08	$7,586	0.03%	0.00%	to	1.50%	13.32% to	14.47%
2005	52	$11.26	to	$11.36	$586	(b)	0.50%	to	1.50%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING Solution Growth and Income Portfolio - Service
Class
2008	82	$7.63	to	$7.69	$625	(e)	0.25%	to	1.40%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)

			402

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Growth Portfolio - Service Class
2008	25	$6.91	to	$6.96	$174	(e)	0.25%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution Income Portfolio - Adviser Class
2008	854	$9.19	to	$9.68	$8,109	1.98%	0.00%	to	1.40%	-18.09%	to	-16.91%
2007	646	$11.22	to	$11.65	$7,427	0.90%	0.00%	to	1.40%	3.41%	to	4.70%
2006	150	$10.85	to	$11.07	$1,657	0.10%	0.20%	to	1.40%	6.12%	to	6.50%
2005	4	$10.29	to	$10.31	$40	(b)	0.70%	to	1.00%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution Income Portfolio - Service Class
2008	733	$8.35	to	$9.78	$6,949	2.09%	0.00%	to	1.50%	-17.91%	to	-16.70%
2007	644	$11.28	to	$11.74	$7,385	0.65%	0.00%	to	1.50%	3.68%	to	4.87%
2006	250	$10.88	to	$11.13	$2,746	0.16%	0.15%	to	1.50%	5.73%	to	6.76%
2005	33	$10.29	to	$10.36	$341	(b)	0.50%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2008	30		$7.17		$212	-		0.35%		-43.54%
2007	29		$12.70		$365	-		0.35%		12.29%
2006	3		$11.31		$39	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2008	26,223	$5.53	to	$8.17	$200,073	0.48%	0.00%	to	1.50%	-45.52%	to	-41.84%
2007	28,669	$11.84	to	$14.41	$389,300	0.19%	0.00%	to	1.50%	6.13%	to	16.20%
2006	33,002	$10.59	to	$12.72	$397,287	-	0.00%	to	1.50%	3.11%	to	9.05%
2005	38,267	$11.07	to	$11.60	$429,422	(b)	0.00%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			403

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2008	37	$5.56	to	$7.91	$272	-	0.00%	to	1.25%	-44.01%	to	-43.26%
2007	39	$9.93	to	$13.94	$514	-	0.00%	to	1.25%	11.57%	to	12.61%
2006	35	$8.90	to	$12.27	$425	-	0.20%	to	1.25%	7.62%	to	8.39%
2005	22	$8.27	to	$11.20	$230	-	0.55%	to	1.25%	7.59%	to	7.88%
2004	1,207	$7.62	to	$11.27	$9,594	-	0.45%	to	1.50%	6.87%	to	8.09%
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
2008	103		$7.20		$743	0.32%		0.35%		-42.72%
2007	92		$12.57		$1,155	-		0.35%			9.02%
2006	12		$11.53		$143	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2008	10,195	$5.63	to	$17.48	$141,775	1.37%	0.00%	to	1.50%	-43.12%	to	-30.59%
2007	11,199	$10.39	to	$30.54	$275,025	0.48%	0.00%	to	1.50%	-10.73%	to	9.89%
2006	12,312	$9.60	to	$28.07	$281,531	0.24%	0.00%	to	1.50%	11.63%	to	13.33%
2005	13,745	$11.71	to	$25.03	$282,041	0.48%	0.00%	to	1.50%	4.59%	to	6.15%
2004	14,985	$11.28	to	$23.81	$291,385	0.16%	0.00%	to	1.50%	8.36%	to	10.00%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2008	126	$7.55	to	$8.84	$1,018	1.15%	0.00%	to	1.55%	-43.28%	to	-42.36%
2007	88	$13.31	to	$15.48	$1,234	0.19%	0.00%	to	1.55%	7.95%	to	9.11%
2006	67	$12.33	to	$14.27	$867	-	0.20%	to	1.55%	11.59%	to	12.56%
2005	39	$11.13	to	$12.75	$446	0.60%	0.45%	to	1.30%	4.60%	to	5.23%
2004	20	$10.64	to	$12.16	$219	(a)	0.40%	to	1.30%		(a)
ING Templeton Foreign Equity Portfolio - Adviser Class
2008	23		$6.31		$143	(e)		0.35%			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

			404

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Initial Class
2008	12,039	$6.23 to $6.34			$75,608	(e)	0.00%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Templeton Foreign Equity Portfolio - Service Class
2008	5	$7.43	to	$7.71	$40	0.04%	0.00%	to	1.40%	-41.32%
2007	425	$12.66	to	$12.99	$5,433	1.43%	0.00%	to	1.50%	13.44% to	14.69%
2006	27	$11.16	to	$11.23	$302	(c)	0.50%	to	1.50%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Thornburg Value Portfolio - Adviser Class
2008	39		$7.53		$295	0.25%		0.35%		-40.24%
2007	41		$12.60		$521	-		0.35%		6.33%
2006	5		$11.85		$54	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Thornburg Value Portfolio - Initial Class
2008	4,224	$4.48	to	$21.60	$61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
2007	4,540	$7.56	to	$36.21	$113,433	0.45%	0.00%	to	1.50%	5.60% to	7.23%
2006	5,003	$7.15	to	$34.10	$117,356	0.47%	0.00%	to	1.50%	15.11% to	16.85%
2005	5,863	$9.90	to	$29.48	$118,725	0.78%	0.00%	to	1.50%	0.00% to	1.56%
2004	7,187	$9.80	to	$29.32	$143,585	0.44%	0.00%	to	1.50%	11.16% to	12.65%
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
2008	6		$6.75		$43	3.57%		0.35%		-40.27%
2007	1		$11.30		$13	(d)		0.35%		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)

			405

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2008	6,593	$5.74	to	$12.52	$64,277	2.42%	0.00%	to	1.95%	-40.95% to	-5.47%
2007	7,798	$11.71	to	$20.79	$126,472	0.72%	0.00%	to	1.95%	-37.09% to	1.17%
2006	8,239	$11.75	to	$20.55	$135,280	0.80%	0.00%	to	1.95%	12.23% to	14.55%
2005	9,161	$10.42	to	$17.94	$134,490	0.87%	0.00%	to	1.50%	7.49% to	9.39%
2004	10,068	$9.67	to	$16.40	$135,468	0.78%	0.00%	to	1.50%	13.00% to	15.41%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2008	1		$6.56		$6	-		1.00%		-40.58%
2007	1		$11.04		$6	-		1.00%		-0.09%
2006	-		$11.05		$3	(c)		1.00%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Comstock Portfolio - Adviser Class
2008	28		$7.35		$206	3.06%		0.35%		-36.80%
2007	33		$11.63		$382	1.50%		0.35%		-2.92%
2006	13		$11.98		$151	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Van Kampen Comstock Portfolio - Service Class
2008	4,775	$6.03	to	$10.31	$42,974	3.72%	0.00%	to	1.95%	-37.70% to	-36.68%
2007	5,857	$12.01	to	$16.39	$83,912	1.24%	0.25%	to	1.95%	-3.74% to	-2.54%
2006	6,763	$12.38	to	$16.94	$100,241	0.74%	0.30%	to	1.95%	13.56% to	15.52%
2005	7,429	$11.46	to	$14.77	$98,136	0.60%	0.00%	to	1.50%	1.97% to	3.10%
2004	5,605	$11.21	to	$14.42	$71,730	-	0.40%	to	1.95%	15.01% to	16.27%
ING Van Kampen Equity and Income Portfolio -
Adviser Class
2008	35		$8.88		$308	7.05%		0.35%		-24.04%
2007	17		$11.69		$203	2.68%		0.35%		2.72%
2006	2		$11.38		$21	(c)		0.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

			406

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2008	23,075	$7.48	to	$10.03	$216,996	5.17%	0.00%	to	1.95%	-30.76%	to	-21.09%
2007	26,353	$11.95	to	$13.08	$325,269	2.45%	0.00%	to	1.95%	-1.13%	to	8.09%
2006	31,545	$11.77	to	$12.63	$378,557	1.93%	0.00%	to	1.95%	6.18%	to	12.67%
2005	31,676	$10.66	to	$11.21	$344,729	(b)	0.00%	to	1.50%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Van Kampen Equity and Income Portfolio -
Service Class
2008	5	$29.41	to	$30.80	$157	5.22%	0.60%	to	1.25%	-24.51%	to	-24.03%
2007	5	$12.58	to	$40.54	$188	2.88%	0.60%	to	1.25%	2.02%	to	2.66%
2006	3	$12.33	to	$39.49	$90	2.00%	0.60%	to	1.25%	10.98%	to	11.31%
2005	-	$11.11	to	$34.76	$13	-	1.00%	to	1.25%	6.42%	to	6.69%
2004	105	$10.44	to	$33.04	$2,372	0.37%	0.55%	to	1.50%	8.97%	to	9.99%
ING VP Strategic Allocation Conservative Portfolio -
Class I
2008	1,959	$7.64	to	$16.17	$25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
2007	2,130	$11.88	to	$21.16	$37,661	3.11%	0.00%	to	1.95%	4.12%	to	5.81%
2006	2,335	$11.41	to	$20.00	$39,520	2.61%	0.00%	to	1.95%	6.22%	to	8.40%
2005	4,513	$10.97	to	$18.82	$73,683	1.50%	0.00%	to	1.70%	3.09%	to	4.67%
2004	4,481	$10.67	to	$18.08	$70,666	1.25%	0.00%	to	1.55%	8.56%	to	9.97%
ING VP Strategic Allocation Growth Portfolio - Class I
2008	4,099	$6.30	to	$15.01	$48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%
2007	4,414	$11.45	to	$23.47	$84,589	1.70%	0.00%	to	1.95%	-11.33%	to	5.05%
2006	4,732	$11.07	to	$22.35	$88,592	1.35%	0.00%	to	1.95%	11.01%	to	13.22%
2005	4,786	$11.29	to	$19.77	$81,185	1.18%	0.00%	to	1.70%	2.45%	to	6.19%
2004	5,143	$10.83	to	$18.78	$81,653	1.05%	0.00%	to	1.55%	10.31%	to	14.79%
ING VP Strategic Allocation Moderate Portfolio - Class I
2008	3,902	$6.91	to	$15.34	$46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
2007	4,075	$11.78	to	$22.07	$73,150	2.16%	0.00%	to	1.60%	3.82%	to	5.49%
2006	4,726	$11.34	to	$20.93	$82,807	1.80%	0.00%	to	1.60%	9.37%	to	11.21%
2005	2,405	$10.68	to	$18.45	$39,166	2.10%	0.00%	to	1.70%	2.19%	to	3.83%
2004	2,282	$10.48	to	$17.77	$36,460	1.81%	0.00%	to	1.55%	6.38%	to	7.76%

			407

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Growth and Income Portfolio - Class A
2008	56		$6.67		$371	1.89%		0.35%		-38.18%
2007	15		$10.79		$158	(d)		0.35%			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING VP Growth and Income Portfolio - Class I
2008	59,428	$6.10	to	$213.96	$926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
2007	70,409	$10.98	to	$346.30	$1,758,568	1.34%	0.00%	to	1.95%	-29.85%	to	7.42%
2006	80,060	$10.30	to	$325.50	$1,940,188	1.15%	0.00%	to	1.95%	12.51%	to	14.17%
2005	91,075	$9.09	to	$287.09	$1,975,255	1.00%	0.00%	to	1.50%	6.51%	to	8.13%
2004	108,588	$8.47	to	$267.99	$2,182,323	2.32%	0.00%	to	1.50%	6.78%	to	21.16%
ING VP Growth and Income Portfolio - Class S
2008	46	$6.66	to	$6.70	$305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
2007	9	$10.78	to	$10.80	$101	(d)	0.30%	to	0.75%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING GET U.S. Core Portfolio - Series 3
2008	1,716	$10.09	to	$10.46	$17,658	2.17%	1.00%	to	1.75%	-5.17%	to	-4.14%
2007	2,154	$10.63	to	$10.94	$23,204	2.54%	1.00%	to	1.75%	2.61%	to	3.99%
2006	2,678	$10.30	to	$10.52	$27,885	2.54%	1.00%	to	1.75%	4.46%	to	5.31%
2005	3,740	$9.86	to	$9.99	$37,121	2.01%	1.00%	to	1.75%	-1.00%	to	-0.20%
2004	5,300	$9.95	to	$10.02	$52,924	-	1.00%	to	1.75%	-0.40%	to	0.20%
ING GET U.S. Core Portfolio - Series 5
2008	46	$10.55	to	$10.56	$481	1.40%		1.75%		-8.97%
2007	57	$11.59	to	$11.60	$660	1.78%		1.75%		0.35%	to	0.43%
2006	59		$11.55		$685	1.94%		1.75%			9.27%
2005	61		$10.57		$645	0.89%		1.75%			0.96%
2004	66		$10.47		$696	(a)		1.75%			(a)

			408

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 6
2008	216	$10.33	to	$10.34	$2,235	1.82%		1.75%		-7.85%	to	-7.76%
2007	260	$11.20	to	$11.21	$2,918	2.25%		1.75%		1.45%	to	1.54%
2006	356	$11.04	to	$11.05	$3,931	2.33%		1.75%		8.55%	to	8.65%
2005	454		$10.17		$4,616	0.39%		1.75%			0.89%
2004	556		$10.08		$5,605	(a)		1.75%			(a)
ING GET U.S. Core Portfolio - Series 7
2008	195	$10.33	to	$10.63	$2,036	1.98%	1.00%	to	1.75%	-6.68%	to	-5.93%
2007	226	$11.06	to	$11.30	$2,516	2.37%	1.00%	to	1.75%	1.47%	to	2.26%
2006	325	$10.90	to	$11.05	$3,556	2.41%	1.00%	to	1.75%	8.35%	to	9.19%
2005	391	$10.06	to	$10.12	$3,939	0.05%	1.00%	to	1.75%	0.60%	to	1.10%
2004	402		$10.00		$4,017	(a)	1.00%	to	1.25%		(a)
ING GET U.S. Core Portfolio - Series 8
2008	75	$10.28	to	$10.29	$774	1.95%		1.75%		-8.13%	to	-8.04%
2007	87	$11.18	to	$11.19	$969	1.94%		1.75%			1.82%
2006	137	$10.98	to	$10.99	$1,507	1.77%		1.75%		8.71%	to	8.81%
2005	154		$10.10		$1,556	(b)		1.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 9
2008	14		$10.27		$142	1.96%		1.75%			-6.81%
2007	15		$11.02		$164	2.41%		1.75%		2.04%	to	2.13%
2006	16	$10.79	to	$10.80	$168	1.48%		1.75%			8.22%
2005	22	$9.97	to	$9.98	$220	(b)		1.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 10
2008	7		$10.35		$70	2.74%		1.75%			-5.48%
2007	7		$10.95		$76	1.32%		1.75%			1.77%
2006	7		$10.76		$76	0.84%		1.75%			7.82%
2005	11		$9.98		$107	(b)		1.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			409

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 11
2008	3		$10.52		$32	2.53%		1.75%		-1.22%
2007	4		$10.65		$47	4.26%		1.75%		0.28%
2006	4		$10.62		$47	0.08%		1.75%		5.99% to	6.09%
2005	8	$10.01	to	$10.02	$80	(b)	1.15%	to	1.25%	(b)
2004	(b)		(b)		(b)	(b)		(b)		(b)
ING BlackRock Global Science and Technology
Portfolio - Class I
2008	7,555	$2.88	to	$9.65	$23,396	-	0.00%	to	1.60%	-40.75% to	-39.74%
2007	8,355	$4.86	to	$16.07	$42,834	-	0.00%	to	1.90%	17.02% to	19.06%
2006	8,763	$4.14	to	$13.50	$37,594	-	0.00%	to	1.60%	5.60% to	7.21%
2005	10,034	$3.92	to	$11.04	$40,552	-	0.00%	to	1.50%	10.06% to	11.83%
2004	11,027	$3.56	to	$10.00	$40,737	-	0.00%	to	1.50%	-2.73% to	132.01%
ING International Index Portfolio - Class I
2008	37	$5.92 to $5.95			$220	(e)	0.30%	to	1.25%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
2008	153	$10.17	to	$10.27	$1,559	(e)	0.00%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
ING Opportunistic Large Cap Growth Portfolio -
Class I
2008	3,372	$3.76	to	$11.05	$30,414	0.81%	0.00%	to	1.50%	-44.90% to	-44.08%
2007	3,772	$6.82	to	$19.80	$62,321	0.17%	0.00%	to	1.50%	15.99% to	17.83%
2006	4,698	$5.88	to	$16.86	$67,837	0.06%	0.00%	to	1.50%	1.12% to	2.69%
2005	5,519	$5.81	to	$16.49	$78,900	0.68%	0.00%	to	1.50%	7.77% to	9.38%
2004	6,937	$5.37	to	$15.14	$89,883	0.12%	0.00%	to	1.50%	5.63% to	6.92%

			410

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Opportunistic Large Cap Value Portfolio - Class I
2008	3,555	$6.24	to	$15.47	$44,326	2.10%	0.00%	to	1.85%	-36.59%	to	-35.65%
2007	4,155	$12.12	to	$24.08	$82,179	1.70%	0.00%	to	1.60%	1.40%	to	3.00%
2006	4,980	$11.84	to	$23.34	$96,810	1.42%	0.00%	to	1.60%	14.29%	to	16.06%
2005	5,822	$10.27	to	$20.11	$97,980	1.77%	0.00%	to	1.50%	5.44%	to	7.03%
2004	6,985	$9.66	to	$18.79	$110,369	0.80%	0.00%	to	1.50%	8.48%	to	9.86%
ING Russell™ Large Cap Index Portfolio - Class I
2008	403	$6.62	to	$6.68	$2,675	(e)	0.00%	to	1.45%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Index Portfolio - Class I
2008	224	$5.91	to	$5.96	$1,329	(e)	0.00%	to	1.25%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Small Cap Index Portfolio - Class I
2008	91	$6.94	to	$6.99	$635	(e)	0.25%	to	1.40%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING VP Index Plus LargeCap Portfolio - Class I
2008	19,363	$5.99	to	$15.43	$247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
2007	22,182	$9.68	to	$24.64	$469,092	1.25%	0.00%	to	1.95%	2.98%	to	5.00%
2006	26,449	$9.36	to	$23.55	$539,452	1.08%	0.00%	to	1.95%	12.29%	to	14.59%
2005	29,222	$11.05	to	$20.64	$532,133	1.22%	0.00%	to	1.85%	3.46%	to	5.37%
2004	32,461	$10.67	to	$19.66	$562,520	0.99%	0.00%	to	1.95%	8.92%	to	10.32%

			411

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Index Plus LargeCap Portfolio - Class S
2008	43	$7.58		$325	1.52%		0.35%		-37.56%
2007	28	$12.14		$334	-		0.35%			4.39%
2006	1	$11.63		$7	(c)		0.35%			(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)
ING VP Index Plus MidCap Portfolio - Class I
2008	14,637	$6.03 to	$16.74	$212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%
2007	16,185	$13.29 to	$26.82	$381,531	0.81%	0.00%	to	1.95%	3.51%	to	5.23%
2006	18,518	$12.68 to	$25.09	$421,728	0.62%	0.00%	to	1.95%	7.28%	to	9.43%
2005	19,654	$12.22 to	$23.22	$416,465	0.44%	0.00%	to	1.95%	9.08%	to	11.15%
2004	18,764	$11.22 to	$20.56	$361,470	0.40%	0.00%	to	1.85%	14.85%	to	16.29%
ING VP Index Plus MidCap Portfolio - Class S
2008	36	$7.29		$260	1.33%		0.35%		-37.90%
2007	29	$11.74		$343	0.52%		0.35%			4.92%
2006	4	$11.19		$43	(c)		0.35%			(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)
ING VP Index Plus SmallCap Portfolio - Class I
2008	7,836	$6.19 to	$12.68	$85,771	0.96%	0.00%	to	2.10%	-34.86%	to	-33.54%
2007	9,070	$12.14 to	$19.08	$151,310	0.48%	0.00%	to	2.15%	-8.00%	to	-6.48%
2006	10,525	$13.03 to	$20.09	$189,877	0.41%	0.00%	to	1.95%	11.75%	to	13.78%
2005	11,258	$12.34 to	$17.88	$182,246	0.30%	0.00%	to	1.85%	5.65%	to	7.65%
2004	10,466	$11.68 to	$16.34	$158,486	0.15%	0.00%	to	1.85%	20.22%	to	21.76%
ING VP Index Plus SmallCap Portfolio - Class S
2008	8	$7.05		$58	-		0.35%		-33.86%
2007	8	$10.66		$90	-		0.35%		-6.82%
2006	5	$11.44		$52	(c)		0.35%			(c)
2005	(c)	(c)		(c)	(c)		(c)			(c)
2004	(c)	(c)		(c)	(c)		(c)			(c)

		412

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Small Company Portfolio - Class I
2008	5,178	$6.59	to	$21.76	$86,261	1.08%	0.00%	to	1.50%	-32.09%	to	-31.10%
2007	5,336	$14.34	to	$31.63	$135,138	0.19%	0.00%	to	1.50%	4.29%	to	5.90%
2006	6,886	$13.75	to	$29.99	$169,087	0.39%	0.00%	to	1.50%	15.06%	to	16.80%
2005	7,440	$12.03	to	$25.78	$158,729	0.14%	0.00%	to	1.50%	8.64%	to	10.28%
2004	9,070	$11.02	to	$23.47	$175,779	0.28%	0.00%	to	1.50%	12.69%	to	14.09%
ING VP Small Company Portfolio - Class S
2008	12		$8.52		$100	1.07%		0.35%		-31.46%
2007	7		$12.43		$87	-		0.35%			5.34%
2006	1		$11.80		$11	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP International Value Portfolio - Class I
2008	7,918	$5.67	to	$11.79	$84,985	2.94%	0.00%	to	1.70%	-43.63%	to	-42.79%
2007	8,365	$16.66	to	$20.79	$158,131	1.78%	0.00%	to	1.55%	11.69%	to	13.15%
2006	7,376	$14.78	to	$18.51	$123,753	2.42%	0.30%	to	1.55%	27.45%	to	29.01%
2005	5,941	$12.35	to	$14.45	$78,444	2.43%	0.00%	to	1.55%	7.82%	to	9.15%
2004	4,834	$11.49	to	$13.33	$58,379	1.23%	0.30%	to	1.50%	15.63%	to	16.94%
ING VP International Value Portfolio - Class S
2008	29		$8.65		$248	3.02%		0.35%		-42.52%
2007	32		$15.05		$480	1.48%		0.35%		12.65%
2006	5		$13.36		$60	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP MidCap Opportunities Portfolio - Class I
2008	935	$6.36	to	$10.69	$8,648	-	0.00%	to	1.50%	-38.51%	to	-37.84%
2007	649	$14.57	to	$17.22	$9,758	-	0.20%	to	1.50%	23.79%	to	25.10%
2006	509	$11.77	to	$12.55	$6,141	-	0.40%	to	1.50%	6.21%	to	7.25%
2005	467	$11.08	to	$12.83	$5,277	-	0.50%	to	1.50%	0.87%	to	9.78%
2004	536	$10.19	to	$11.43	$5,546	-	0.55%	to	1.50%	9.81%	to	20.57%

			413

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP MidCap Opportunities Portfolio - Class S
2008	12		$8.69		$108	-		0.35%		-37.93%
2007	5		$14.00		$70	-		0.35%		25.00%
2006	-		$11.20		$3	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP SmallCap Opportunities Portfolio - Class I
2008	1,290	$6.14	to	$9.68	$8,367	-	0.00%	to	1.50%	-35.44%	to	-34.62%
2007	1,200	$9.51	to	$15.30	$11,915	-	0.20%	to	1.50%	8.44%	to	9.67%
2006	1,122	$8.77	to	$13.46	$10,191	-	0.40%	to	1.50%	10.87%	to	12.17%
2005	1,146	$7.91	to	$8.97	$9,331	-	0.40%	to	1.50%	1.86%	to	8.64%
2004	1,087	$7.36	to	$8.08	$8,178	-	0.40%	to	1.50%	8.53%	to	16.59%
ING VP SmallCap Opportunities Portfolio - Class S
2008	6		$8.20		$47	-		0.35%		-34.82%
2007	1		$12.58		$17	-		0.35%			9.39%
2006	1		$11.50		$10	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Balanced Portfolio - Class I
2008	17,863	$7.13	to	$28.80	$314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
2007	21,542	$12.24	to	$40.44	$528,434	2.68%	0.00%	to	1.95%	-27.07%	to	5.54%
2006	24,020	$11.74	to	$38.67	$588,364	2.43%	0.00%	to	1.95%	7.84%	to	9.99%
2005	27,567	$11.37	to	$35.49	$637,454	2.34%	0.00%	to	1.50%	2.69%	to	4.25%
2004	30,971	$11.05	to	$34.36	$692,148	1.99%	0.00%	to	1.50%	7.78%	to	9.12%
ING VP Intermediate Bond Portfolio - Class I
2008	18,571	$9.22	to	$83.76	$350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
2007	19,947	$11.00	to	$92.31	$421,252	3.81%	0.00%	to	1.95%	-11.31%	to	5.99%
2006	19,472	$10.56	to	$87.81	$400,146	3.99%	0.00%	to	1.95%	2.02%	to	4.12%
2005	19,951	$10.32	to	$76.25	$405,018	3.79%	0.00%	to	1.90%	1.37%	to	3.16%
2004	20,579	$10.21	to	$74.70	$407,745	1.50%	0.00%	to	1.95%	3.31%	to	4.59%

			414

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Intermediate Bond Portfolio - Class S
2008	22		$9.64		$212	5.64%		0.35%		-8.88%
2007	23		$10.58		$249	6.90%		0.35%			5.27%
2006	1		$10.05		$12	(c)		0.35%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING VP Money Market Portfolio - Class I
2008	32,012	$10.33	to	$57.58	$541,019	5.05%	0.00%	to	1.95%	0.93%	to	13.38%
2007	26,790	$10.73	to	$56.29	$520,246	3.62%	0.00%	to	1.70%	-7.17%	to	5.16%
2006	19,298	$10.51	to	$53.71	$362,772	2.23%	0.00%	to	1.50%	3.32%	to	4.92%
2005	14,234	$10.15	to	$51.39	$210,711	1.20%	0.00%	to	1.50%	1.47%	to	3.03%
2004	14,934	$9.98	to	$50.07	$216,952	1.09%	0.00%	to	1.50%	-0.49%	to	0.76%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2008	9	$16.64	to	$26.71	$236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
2007	13	$13.48	to	$32.14	$367	2.63%	0.30%	to	1.45%	8.96%	to	9.95%
2006	14	$12.22	to	$29.45	$394	1.90%	0.40%	to	1.45%	9.10%	to	10.17%
2005	20	$12.45	to	$26.93	$508	0.01%	0.50%	to	1.50%	6.38%	to	7.28%
2004	16,735	$10.06	to	$26.46	$356,943	2.17%	0.00%	to	1.95%	6.91%	to	8.29%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2008	5	$15.77	to	$23.44	$98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
2007	5	$15.06	to	$22.38	$99	4.67%	0.50%	to	1.25%	5.67%	to	6.47%
2006	6	$14.25	to	$21.18	$114	4.37%	0.50%	to	1.25%	2.97%	to	3.71%
2005	7	$14.34	to	$20.57	$146	0.02%	0.55%	to	1.25%	0.73%	to	1.39%
2004	4,497	$10.30	to	$21.35	$78,169	5.55%	0.00%	to	1.50%	2.39%	to	3.69%
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
2008	7	$8.17	to	$14.72	$75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
2007	7	$13.66	to	$25.03	$150	0.67%	0.50%	to	1.40%	13.50%	to	14.51%
2006	8	$11.96	to	$22.00	$148	0.43%	0.50%	to	1.40%	9.82%	to	10.86%
2005	11	$9.95	to	$18.49	$185	-	0.30%	to	1.40%	2.84%	to	3.90%
2004	12,324	$9.60	to	$19.79	$199,501	0.13%	0.00%	to	1.50%	2.98%	to	4.25%

			415

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
2008	15	$10.77	to	$17.72	$240	0.27%	0.30%	to	1.50%	-44.52% to	-43.95%
2007	17	$19.37	to	$31.89	$490	0.21%	0.45%	to	1.45%	20.28% to	21.49%
2006	19	$15.92	to	$26.46	$466	-	0.25%	to	1.45%	11.97% to	13.37%
2005	22	$14.12	to	$23.58	$489	-	0.25%	to	1.50%	10.59% to	11.99%
2004	25,472	$10.94	to	$24.72	$458,336	-	0.00%	to	1.50%	18.99% to	20.42%
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
2008	12	$7.49	to	$14.85	$154	1.27%	0.45%	to	1.50%	-45.34% to	-44.94%
2007	13	$13.70	to	$30.90	$317	0.90%	0.45%	to	1.25%	8.25% to	9.18%
2006	15	$12.54	to	$28.51	$353	1.61%	0.45%	to	1.25%	16.74% to	17.68%
2005	19	$10.68	to	$21.50	$381	-	0.30%	to	1.25%	4.57% to	5.53%
2004	24,107	$9.48	to	$23.32	$425,591	0.95%	0.00%	to	1.50%	3.20% to	4.47%
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2008	73	$5.30	to	$5.42	$388	2.24%	0.00%	to	1.25%	-39.36% to	-38.48%
2007	37	$8.74	to	$8.81	$326	(d)	0.00%	to	1.25%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
LKCM Aquinas Growth Fund
2008	26		$8.01		$206	-		1.05%		-33.80%
2007	19		$12.10		$236	-		1.05%		0.08%
2006	17		$10.87		$183	(c)		0.90%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
Loomis Sayles Small Cap Value Fund - Retail Class
2008	126	$7.14	to	$7.20	$905	(e)	0.25%	to	1.50%	(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)

			416

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2008	85	$8.15	to	$10.13	$739	1.80%	0.55%	to	1.90%	-40.51%	to	-39.78%
2007	87	$13.80	to	$16.89	$1,257	0.51%	0.50%	to	1.75%	-1.15%	to	0.07%
2006	75	$13.96	to	$16.97	$1,081	0.56%	0.50%	to	1.75%	10.36%	to	11.81%
2005	63	$12.65	to	$15.26	$818	0.54%	0.50%	to	1.75%	6.47%	to	7.65%
2004	24	$11.91	to	$14.25	$290	(a)	0.50%	to	1.60%		(a)
Lord Abbett Small-Cap Value Fund - Class A
2008	91	$11.40	to	$12.03	$1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
2007	96	$16.81	to	$17.52	$1,648	0.13%	0.60%	to	1.65%	8.59%	to	9.68%
2006	88	$15.44	to	$15.91	$1,379	-	0.70%	to	1.75%	18.40%	to	19.56%
2005	74	$13.04	to	$13.31	$980	-	0.70%	to	1.75%	11.41%	to	12.42%
2004	45	$11.74	to	$11.84	$530	(a)	0.65%	to	1.60%		(a)
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2008	8,061	$5.71	to	$11.16	$75,150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
2007	9,441	$12.71	to	$18.59	$146,234	0.44%	0.20%	to	1.50%	-0.95%	to	0.38%
2006	10,067	$12.72	to	$18.67	$156,234	0.50%	0.25%	to	1.50%	10.54%	to	11.88%
2005	10,499	$12.93	to	$16.80	$147,309	0.51%	0.30%	to	1.50%	6.67%	to	7.94%
2004	7,424	$12.45	to	$15.68	$96,241	0.40%	0.00%	to	1.50%	22.18%	to	36.28%
Massachusetts Investors Growth Stock Fund - Class A
2008	46	$7.88	to	$8.09	$364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%
2007	58	$12.55	to	$12.92	$737	0.45%	0.65%	to	1.40%	10.10%	to	10.59%
2006	52	$11.38	to	$11.61	$596	-	0.80%	to	1.50%	6.37%	to	6.61%
2005	39	$10.79	to	$10.89	$421	(f)	0.80%	to	1.30%		(f)
2004	17	$10.55	to	$10.58	$180	(a)	0.70%	to	0.95%		(a)
Morgan Stanley U.S. Small Cap Value Portfolio -
Class I
2008	114		$7.40		$841	(e)		-			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

			417

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Neuberger Berman Socially Responsive Fund® -
Trust Class
2008	318	$6.12	to	$7.07	$2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
2007	175	$11.28	to	$11.54	$1,985	0.80%	0.25%	to	1.55%	5.62%	to	6.79%
2006	48	$10.68	to	$10.77	$519	(c)	0.40%	to	1.50%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
New Perspective Fund®, Inc. - Class R-3
2008	254	$9.89	to	$10.62	$2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
2007	238	$16.21	to	$17.15	$4,038	2.44%	0.00%	to	1.45%	14.34%	to	15.34%
2006	83	$14.18	to	$14.75	$1,204	1.64%	0.20%	to	1.55%	18.17%	to	19.17%
2005	40	$12.16	to	$12.36	$486	1.45%	0.25%	to	1.10%	9.98%	to	10.56%
2004	18	$11.12	to	$11.17	$204	(a)	0.30%	to	0.80%		(a)
New Perspective Fund®, Inc. - Class R-4
2008	3,763	$6.11	to	$10.97	$39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
2007	2,456	$15.58	to	$17.64	$41,461	2.12%	0.00%	to	1.50%	14.23%	to	15.56%
2006	1,896	$13.57	to	$15.13	$27,925	1.55%	0.30%	to	1.50%	18.09%	to	19.46%
2005	1,760	$11.44	to	$12.78	$22,033	1.87%	0.00%	to	1.50%	9.56%	to	10.64%
2004	762	$11.30	to	$11.66	$8,638	(a)	0.55%	to	1.50%		(a)
Oppenheimer Capital Appreciation Fund - Class A
2008	53	$6.69	to	$7.03	$363	-	0.55%	to	1.55%	-46.74%	to	-46.17%
2007	47	$12.56	to	$13.06	$597	-	0.55%	to	1.55%	12.19%	to	13.17%
2006	36	$11.24	to	$11.54	$414	-	0.55%	to	1.45%	6.62%	to	6.79%
2005	30	$10.65	to	$10.76	$316	0.75%	0.70%	to	1.25%	3.40%	to	3.96%
2004	21	$10.27	to	$10.36	$217	(a)	0.65%	to	1.60%		(a)
Oppenheimer Developing Markets Fund - Class A
2008	3,873	$5.11	to	$37.41	$114,355	1.45%	0.00%	to	1.65%	-48.87%	to	-48.03%
2007	4,018	$23.12	to	$71.98	$230,998	0.96%	0.00%	to	1.95%	31.54%	to	33.43%
2006	3,743	$17.39	to	$52.76	$163,882	1.30%	0.30%	to	1.75%	23.14%	to	24.56%
2005	3,268	$17.98	to	$41.82	$115,468	1.74%	0.50%	to	1.65%	38.95%	to	40.45%
2004	1,557	$12.94	to	$29.69	$37,377	2.10%	0.55%	to	1.65%	31.71%

			418

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Global Securities/VA
2008	17	$9.06	to	$15.97	$247	1.70%	0.45%	to	1.75%	-41.25%	to	-40.45%
2007	23	$15.42	to	$26.82	$578	1.49%	0.45%	to	1.75%	4.87%	to	5.84%
2006	32	$14.74	to	$25.34	$765	1.02%	0.45%	to	1.80%	16.01%	to	17.15%
2005	35	$12.74	to	$21.63	$711	2.11%	0.45%	to	1.85%	12.61%	to	13.78%
2004	22,250	$11.36	to	$19.26	$410,368	1.10%	0.00%	to	1.80%	17.37%	to	18.89%
Oppenheimer Main Street Fund®/VA
2008	10	$5.99	to	$6.76	$63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
2007	11	$9.88	to	$11.12	$115	0.84%	1.25%	to	1.50%	2.92%	to	3.15%
2006	13	$9.60	to	$10.78	$123	1.67%	1.25%	to	1.50%	13.34%	to	13.59%
2005	-		-		$41	-		-			-
2004	-		-		$43	-	1.25%	to	1.50%		-
Oppenheimer Main Street Small Cap Fund®/VA
2008	578	$5.85	to	$9.19	$4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
2007	531	$12.90	to	$14.92	$6,971	0.31%	0.25%	to	1.50%	-2.71%	to	-1.48%
2006	351	$13.26	to	$15.26	$4,722	0.10%	0.30%	to	1.50%	13.33%	to	14.43%
2005	89	$11.70	to	$13.40	$1,052	2.38%	0.50%	to	1.50%		8.62%
2004	-		$12.30		$5	(a)		1.25%			(a)
Oppenheimer MidCap Fund/VA
2008	4	$2.76	to	$5.50	$13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
2007	4	$5.51	to	$10.94	$31	-	1.25%	to	1.50%		4.99%
2006	-		$10.42		$1	-		1.25%			1.66%
2005	-		-		$3	-		-			-
2004	-		-		$3	-		1.25%			-
Oppenheimer Strategic Bond Fund/VA
2008	7	$13.54	to	$14.99	$105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
2007	7	$16.01	to	$17.48	$125	3.94%	0.55%	to	1.45%	8.10%	to	9.11%
2006	8	$14.81	to	$16.02	$128	3.91%	0.55%	to	1.45%	5.94%	to	6.87%
2005	11	$13.98	to	$15.10	$154	9.58%	0.45%	to	1.45%	1.16%	to	2.17%
2004	3,306	$10.88	to	$14.98	$47,078	4.44%	0.00%	to	1.95%	7.08%	to	8.47%

			419

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pax World Balanced Fund
2008	4,896	$6.89	to	$9.87	$44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
2007	4,498	$12.75	to	$14.25	$59,458	1.79%	0.00%	to	1.75%	7.49%	to	9.16%
2006	4,112	$11.83	to	$12.90	$50,097	1.66%	0.30%	to	1.75%	9.03%	to	10.07%
2005	4,818	$10.85	to	$11.76	$54,353	1.65%	0.00%	to	1.65%	3.72%	to	4.87%
2004	1,550	$10.45	to	$11.12	$16,523	0.96%	0.55%	to	1.65%	11.98%	to	12.45%
PIMCO Real Return Portfolio - Administrative Class
2008	6,215	$9.53	to	$11.50	$67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
2007	2,861	$10.72	to	$12.37	$34,027	4.42%	0.00%	to	1.50%	8.91%	to	10.55%
2006	2,338	$10.15	to	$11.19	$25,436	4.36%	0.00%	to	1.50%	-0.74%	to	0.36%
2005	2,096	$10.52	to	$11.10	$22,843	3.20%	0.40%	to	1.50%	0.56%	to	1.48%
2004	882	$10.43	to	$10.83	$9,519	(a)	0.60%	to	1.50%		(a)
Pioneer High Yield Fund - Class A
2008	328	$7.37	to	$7.95	$2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
2007	273	$11.81	to	$12.65	$3,394	4.89%	0.20%	to	1.95%	5.03%	to	6.37%
2006	161	$11.33	to	$11.78	$1,880	4.89%	0.40%	to	1.75%	8.63%	to	10.10%
2005	70	$10.43	to	$10.69	$742	4.75%	0.45%	to	1.75%	0.67%	to	1.72%
2004	42	$10.38	to	$10.48	$437	(a)	0.60%	to	1.65%		(a)
Pioneer Emerging Markets VCT Portfolio - Class I
2008	2,224	$4.12	to	$5.36	$11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
2007	2,280	$12.71	to	$12.84	$29,074	(d)	0.00%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
Pioneer Equity Income VCT Portfolio - Class I
2008	-		$10.36		-	2.69%		0.65%		-30.79%
2007	79	$13.98	to	$14.97	$1,189	2.95%	0.65%	to	1.25%	-0.43%	to	0.20%
2006	8,116	$13.06	to	$17.75	$119,307	2.59%	0.35%	to	1.95%	20.07%	to	22.02%
2005	5,640	$11.48	to	$14.64	$69,926	2.66%	0.30%	to	1.60%	3.28%	to	5.40%
2004	2,471	$11.02	to	$13.99	$28,279	2.17%	0.00%	to	1.95%	14.64%	to	17.70%

			420

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I
2008	1,510	$6.35	to	$8.12	$11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
2007	1,598	$11.89	to	$12.45	$19,319	5.55%	0.25%	to	1.50%	3.99%	to	5.36%
2006	1,065	$11.36	to	$11.75	$12,297	5.72%	0.40%	to	1.50%	6.92%	to	8.10%
2005	646	$10.67	to	$10.94	$6,949	5.69%	0.00%	to	1.50%	0.38%	to	1.31%
2004	419	$10.63	to	$11.03	$4,468	(a)	0.65%	to	1.50%		(a)
Premier VIT OpCap Mid Cap Portfolio
2008	437	$5.62	to	$5.76	$2,476	0.42%	0.00%	to	1.50%	-42.54%	to	-41.83%
2007	40	$9.78	to	$9.85	$393	(d)	0.30%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
RiverSource Diversified Equity Income Fund -
Class R-4
2008	237	$6.16	to	$6.21	$1,464	(e)	0.25%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
SMALLCAP World Fund® - Class R-4
2008	80	$5.44	to	$5.48	$434	(e)	0.25%	to	1.50%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
T. Rowe Price Mid-Cap Value Fund - R Class
2008	74	$9.16	to	$9.62	$699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
2007	68	$14.14	to	$14.82	$991	1.80%	0.35%	to	1.55%	-1.39%	to	-0.20%
2006	69	$14.34	to	$14.85	$1,010	0.61%	0.35%	to	1.55%	18.15%	to	19.08%
2005	63	$12.20	to	$12.42	$775	0.29%	0.50%	to	1.45%	5.72%	to	6.70%
2004	53	$11.54	to	$11.64	$619	(a)	0.50%	to	1.45%		(a)

			421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
T. Rowe Price Value Fund - Advisor Class
2008	6		$6.79		$44	1.90%		1.00%		-40.44%
2007	5		$11.40		$61	2.20%		1.00%		-0.44%
2006	3		$11.45		$30	(c)		1.00%			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
Templeton Foreign Fund - Class A
2008	71	$8.88	to	$9.41	$658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
2007	82	$16.75	to	$17.56	$1,410	1.84%	0.55%	to	1.75%	15.20%	to	16.60%
2006	59	$14.54	to	$15.06	$876	2.28%	0.55%	to	1.75%	18.01%	to	19.06%
2005	51	$12.36	to	$12.59	$637	1.84%	0.70%	to	1.65%	8.80%	to	9.86%
2004	39	$11.36	to	$11.46	$450	(a)	0.65%	to	1.65%		(a)
Templeton Global Bond Fund - Class A
2008	6,885	$10.59	to	$23.17	$110,722	9.04%	0.00%	to	1.50%	4.73%	to	6.28%
2007	4,997	$12.26	to	$21.80	$72,664	7.52%	0.00%	to	1.50%	9.14%	to	10.83%
2006	2,522	$11.13	to	$19.67	$33,054	5.57%	0.00%	to	1.50%	11.73%	to	12.85%
2005	1,327	$11.07	to	$16.96	$15,341	5.36%	0.50%	to	1.50%	-3.59%	to	-4.49%
2004	572	$11.59	to	$17.55	$6,775	(a)	0.55%	to	1.50%		(a)
Diversified Value Portfolio
2008	9	$9.01	to	$9.44	$80	3.09%	0.95%	to	1.95%	-37.34%	to	-36.73%
2007	8	$14.38	to	$14.92	$114	1.87%	0.95%	to	1.95%		2.97%
2006	7	$14.09	to	$14.49	$100	(g)	0.95%	to	2.00%		(g)
2005	5	$12.09	to	$12.25	$63	(b)	1.25%	to	2.05%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Equity Income Portfolio
2008	17	$9.38	to	$9.76	$165	3.84%	1.10%	to	1.95%	-32.23%	to	-31.65%
2007	21	$13.84	to	$14.28	$304	2.23%	1.10%	to	1.95%		3.40%
2006	17	$13.48	to	$13.81	$235	1.93%	1.10%	to	2.00%	19.36%	to	19.36%
2005	21	$11.39	to	$11.57	$240	2.23%	1.10%	to	2.05%	2.41%	to	3.03%
2004	18	$11.19	to	$11.23	$208	(a)	1.10%	to	1.65%		(a)

			422

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Small Company Growth Portfolio
2008	8	$7.57	to	$7.93	$64	-	0.95%	to	1.95%	-40.63%	to	-40.02%
2007	7	$12.75	to	$13.22	$86	-	0.95%	to	1.95%		2.80%
2006	1	$12.51	to	$12.86	$18	(g)	0.95%	to	2.00%		(g)
2005	-	$11.57	to	$11.72	-	(b)	1.25%	to	2.05%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Wanger International
2008	1,203	$5.11	to	$5.75	$6,819	1.00%	0.00%	to	1.50%	-46.37%	to	-45.60%
2007	916	$10.46	to	$10.57	$9,623	(d)	0.00%	to	1.50%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
Wanger Select
2008	4,338	$4.80	to	$8.48	$35,288	-	0.00%	to	1.50%	-49.84%	to	-49.04%
2007	4,150	$15.70	to	$16.65	$66,892	-	0.00%	to	1.50%	7.73%	to	9.02%
2006	1,756	$14.45	to	$15.37	$26,052	0.25%	0.15%	to	1.50%	17.90%	to	19.00%
2005	559	$12.40	to	$12.94	$6,985	-	0.60%	to	1.50%	8.87%	to	9.69%
2004	195	$11.39	to	$11.85	$2,227	(a)	0.70%	to	1.50%		(a)
Wanger USA
2008	1,727	$5.83	to	$8.89	$14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
2007	1,512	$13.11	to	$14.89	$21,526	-	0.05%	to	1.50%	-0.63%	to	4.86%
2006	1,254	$12.52	to	$14.27	$17,111	0.22%	0.15%	to	1.50%	6.31%	to	7.30%
2005	725	$12.66	to	$13.34	$9,257	-	0.00%	to	1.50%	9.61%	to	10.66%
2004	186	$11.55	to	$12.12	$2,155	(a)	0.55%	to	1.50%		(a)
Washington Mutual Investors FundSM, Inc. - Class R-3
2008	448	$8.39	to	$9.05	$3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
2007	395	$12.78	to	$13.57	$5,204	1.77%	0.00%	to	1.55%	2.08%	to	3.38%
2006	301	$12.52	to	$13.02	$3,858	1.62%	0.20%	to	1.55%	15.82%	to	17.24%
2005	198	$10.81	to	$11.09	$2,177	1.64%	0.25%	to	1.55%	1.78%	to	2.88%
2004	115	$10.66	to	$10.77	$1,232	(a)	0.30%	to	1.40%		(a)

			423

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Washington Mutual Investors FundSM, Inc. - Class R-4
2008	6,960	$6.43	to	$9.25	$60,944	2.56%	0.00%	to	1.50%	-34.15% to	-33.33%
2007	6,883	$12.73	to	$13.71	$91,248	1.97%	0.25%	to	1.50%	2.34% to	3.56%
2006	6,828	$12.38	to	$13.21	$88,156	1.90%	0.30%	to	1.50%	16.17% to	17.48%
2005	5,985	$10.60	to	$11.29	$66,271	2.09%	0.40%	to	1.50%	1.94% to	2.95%
2004	3,309	$10.80	to	$11.08	$35,859	(a)	0.55%	to	1.50%	(a)
Wells Fargo Advantage Small Cap Value Fund - Class A
2008	7		$7.12		$46	-		1.00%		-39.04%
2007	4		$11.68		$47	-		1.00%		9.16%
2006	2		$10.70		$21	(c)		1.00%		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

(a) As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.
(b) As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented.
(c) As this investment Division was not available until 2006, this data is not meaningful and therefore is not presented.
(d) As this investment Division was not available until 2007, this data is not meaningful and therefore is not presented.
(e) As this investment Division was not available until 2008, this data is not meaningful and therefore is not presented.
(f) As this investment Division is wholly comprised of new contract bands at December 31, 2005, this data is not meaningful and therefore is not presented.
(g) As this investment Division is wholly comprised of new contract bands at December 31, 2006, this data is not meaningful and therefore is not presented.
(h) As this investment Division is wholly comprised of new contract bands at December 31, 2007, this data is not meaningful and therefore is not presented.

A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
    The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

                                                                                                                  424

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2008, 2007, and 2006	C-3

Consolidated Balance Sheets as of
December 31, 2008 and 2007	C-4

Consolidated Statements of Changes in Shareholder's Equity
For the years ended December 31, 2008, 2007, and 2006	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2008, 2007, and 2006	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 26, 2009

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Operations (In millions)

	Year Ended December 31,
	2008	2007	2006
Revenue:
Net investment income	$1,083.7	$1,054.7	$1,029.7
Fee income	612.9	769.9	714.8
Premiums	46.9	46.8	37.5
Broker-dealer commission revenue	622.5	568.4	429.2
Net realized capital (losses) gains	(653.1)	(27.6)	3.0
Other income	21.3	20.3	15.7
Total revenue	1,734.2	2,432.5	2,229.9
Benefits and expenses:
Interest credited and other benefits
to contractowners	1,432.4	802.8	783.7
Operating expenses	687.5	652.2	568.3
Broker-dealer commission expense	622.5	568.4	429.2
Net amortization of deferred policy acquisition
cost and value of business acquired	128.9	129.2	21.3
Interest expense	1.4	5.5	2.9
Total benefits and expenses	2,872.7	2,158.1	1,805.4
(Loss) income before income taxes	(1,138.5)	274.4	424.5
Income tax (benefit) expense	(108.3)	56.0	122.7
Net (loss) income	$(1,030.2)	$218.4	$301.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007

Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $14,632.6 at 2008 and $13,374.7 at 2007)	$13,252.2	$13,316.3
Equity securities, available-for-sale, at fair value
(cost of $247.7 at 2008 and $440.1 at 2007)	240.3	446.4
Short-term investments	41.9	167.9
Mortgage loans on real estate	2,107.8	2,089.4
Policy loans	267.8	273.4
Limited partnerships/corporations	513.9	636.1
Other investments	235.2	34.8
Securities pledged (amortized cost of $1,160.5 at 2008 and $940.2 at 2007)	1,225.4	934.1
Total investments	17,884.5	17,898.4
Cash and cash equivalents	203.5	252.3
Short-term investments under securities loan agreement,
including collateral delivered	483.9	202.7
Accrued investment income	205.8	168.3
Receivables for securities sold	5.5	5.6
Reinsurance recoverable	2,505.6	2,594.4
Deferred policy acquisition costs	865.5	728.6
Value of business acquired	1,832.5	1,253.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	13.8	10.6
Current income tax recoverable	38.6	-
Property and equipment	114.7	147.4
Other assets	233.3	112.1
Assets held in separate accounts	35,927.7	48,091.2
Total assets	$60,489.9	$71,639.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007

Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,782.1	$18,569.1
Payables for securities purchased	1.6	0.2
Payables under securities loan agreement, including collateral held	488.3	183.9
Notes payable	17.9	9.9
Borrowed money	615.3	738.4
Due to affiliates	116.7	130.7
Current income taxes	-	56.8
Deferred income taxes	101.1	275.9
Other liabilities	874.7	542.7
Liabilities related to separate accounts	35,927.7	48,091.2
Total liabilities	58,925.4	68,598.8

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,161.3	4,159.3
Accumulated other comprehensive loss	(482.1)	(33.8)
Retained earnings (deficit)	(2,117.5)	(1,087.3)
Total shareholder's equity	1,564.5	3,041.0
Total liabilities and shareholder's equity	$60,489.9	$71,639.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Changes in Shareholder’s Equity (In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2005	$2.8	$4,549.6	$(5.3)	$(1,576.4)	$2,970.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and FAS No. 158
transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change in accounting
principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7
Cumulative effect of change in
accounting principle	-	-	-	(31.1)	(31.1)
Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	2.8	4,159.3	(33.8)	(1,087.3)	3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(635.4) pretax), including
tax valuation allowance of $6.4	-	-	(435.3)	-	(435.3)
Pension liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Dividends paid	-	-	-	-	-
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	$2.8	$4,161.3	$(482.1)	$(2,117.5)	$1,564.5

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2008	2007	2006
Cash Flows from Operating Activities:
Net (loss) income	$(1,030.2)	$218.4	$301.8
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(205.1)	(193.4)	(191.0)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	128.3	133.9	25.9
Net accretion/decretion of discount/premium	87.1	72.7	83.8
Future policy benefits, claims reserves, and
interest credited	1,296.8	579.6	662.5
Provision for deferred income taxes	25.3	30.4	75.6
Net realized capital losses (gains)	653.1	27.6	(3.0)
Depreciation	56.7	18.2	12.6
Change in:
Accrued investment income	(37.5)	12.1	23.2
Reinsurance recoverable	88.8	121.0	81.3
Other receivable and assets accruals	(115.3)	(37.0)	(20.1)
Due to/from affiliates	(17.2)	46.4	20.4
Other payables and accruals	(120.3)	17.8	86.3
Other, net	(44.0)	(16.4)	5.9
Net cash provided by operating activities	766.5	1,031.3	1,165.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	9,039.7	10,235.6	10,355.2
Equity securities, available-for-sale	135.0	113.8	91.7
Mortgage loans on real estate	146.5	205.4	197.0
Acquisition of:
Fixed maturities, available-for-sale	(11,593.4)	(8,425.5)	(8,802.1)
Equity securities, available-for-sale	(54.8)	(243.9)	(149.1)
Mortgage loans on real estate	(168.0)	(415.1)	(680.3)
Policy loans, net	5.6	(4.5)	(6.5)
Derivatives, net	52.6	32.2	1.4
Limited partnerships, net	81.5	(279.5)	(237.6)
Short-term investments, net	126.0	(163.3)	-
Purchases of property and equipment, net	(24.0)	(90.5)	(54.5)
Collateral received (paid)	23.2	(18.8)	-
Other investments	0.7	-	(4.0)
Net cash (used in) provided by investing activities	(2,229.4)	945.9	711.2

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2008	2007	2006
Cash Flows from Financing Activities:
Deposits received for investment contracts	3,836.4	1,600.0	1,875.7
Maturities and withdrawals from investment contracts	(2,312.2)	(3,451.2)	(3,420.7)
Short-term loans to affiliates	13.0	45.0	86.0
Short-term repayments	(123.1)	(94.8)	(107.9)
Notes payable	-	9.9	-
Dividends to Parent	-	(145.0)	(256.0)
Net cash provided by (used in) financing activities	1,414.1	(2,036.1)	(1,822.9)
Net (decrease) increase in cash and cash equivalents	(48.8)	(58.9)	53.5
Cash and cash equivalents, beginning of year	252.3	311.2	257.7
Cash and cash equivalents, end of year	$203.5	$252.3	$311.2
Supplemental cash flow information:
Income taxes (received) paid, net	$(44.1)	$45.1	$37.6
Interest paid	$23.6	$44.6	$40.8

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS 157 does not expand the use of fair value to any new circumstances.

Under FAS 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

FAS 157 was adopted by the Company on January 1, 2008. As a result of implementing FAS 157, the Company recognized $1.7, before tax, as an increase to Net income on the date of adoption related to the fair value measurements of the reserves for product guarantees. The impact of implementation was included in Interest credited and other benefits to contractholders on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In October 2008, the FASB issued FASB Staff Position (“FSP”) FAS No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”), which provides clarifying guidance on the application of FAS 157 to financial assets in a market that is not active and was effective upon issuance. FSP FAS 157-3 had no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that applied by the Company upon adoption of FAS 157.

The Company recognized no other adjustments to its financial statements related to the adoption of FAS 157, and new disclosures are included in the Financial Instruments footnote.

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value with unrealized gains and losses recognized in earnings at each subsequent reporting date. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS 159 was adopted by the Company on January 1, 2008. In implementing FAS 159, the Company elected not to take the fair value option for any eligible assets or liabilities in existence on January 1, 2008, or in existence at the date of these Consolidated Financial Statements.

Offsetting of Amounts Related to Certain Contracts

On April 30, 2007, the FASB issued a FSP on FASB Interpretation (“FIN”) No. 39, “Offsetting of Amounts Related to Certain Contracts” (“FSP FIN 39-1”), which permits a reporting entity to offset fair value amounts recognized for the right to reclaim or the obligation to return cash collateral against fair value amounts recognized for derivative instruments under master netting arrangements. FSP FIN 39-1 had no effect on the financial condition, results of operations, or cash flows upon adoption by the Company on January 1, 2008, as it is the Company’s accounting policy not to offset such fair value amounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS 97”), as investment contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Disclosures about Credit Derivatives and Certain Guarantees

In September 2008, the FASB issued FSP FAS No. 133-1 and FIN No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP FAS 133-1 and FIN 45-4”), which does the following:

▪	Amends FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133”), requiring additional disclosures by sellers of credit derivatives;
▪

Amends FASB Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“FIN 45”), requiring additional disclosure about the current status of the payment/performance risk of a guarantee; and

▪	Clarifies the effective date of FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).

FSP FAS 133-1 and FIN 45-4 was adopted by the Company on December 31, 2008. In implementing FSP FAS 133-1 and FIN 45-4, the Company determined that its adoption had no financial statement impact. New disclosures are included in the Financial Instruments and Commitments and Contingent Liabilities footnotes.

The clarification in the FSP of the effective date of FAS 161 is consistent with the guidance in FAS 161 and the Company’s disclosure provided herein.

Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December, 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP FAS 140-4 and FIN 46(R)-8”), which requires additional disclosures regarding a transferor’s continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement and an enterprise’s involvement with variable interest entities (“VIEs”) and qualifying special purpose entities (“QSPEs”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS 140-4 and FIN 46(R)-8 was adopted by the Company on December 31, 2008. In implementing FSP FAS 140-4 and FIN 46(R)-8, the Company determined that its adoption has no financial statement impact. The Company does not have any QSPEs or continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement.

Amendments to Impairment Guidance

In January 2009, the FASB issued FSP Emerging Issues Task Force (“EITF”) 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF 99-20-1”), which amends EITF 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”). FSP EITF 99-20-1 requires that an other-than-temporary impairment on investments that meet the criteria of EITF 99-20 be recognized as a realized loss through earnings when it is probable there has been an adverse change in the holder’s estimated cash flow, consistent with the impairment model in FAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”

FSP EITF 99-20-1 was adopted by the Company on December 31, 2008, prospectively. In implementing FSP EITF 99-20-1, the Company determined there was a minimal effect on financial position, results of operations, and cash flows, as the structured securities held by the Company were highly rated at issue.

New Accounting Pronouncements

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued FAS 161, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

The provisions of FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company is currently in the process of determining the impact of adoption of FAS 161 on its disclosures; however, as the pronouncement only pertains to additional disclosures, the Company has determined that the adoption of FAS 161 will have no financial statement impact. In addition, the Company’s derivatives are generally

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

FAS 141R also amends or eliminates various other authoritative literature.

The provisions of FAS 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

Equity Method Investment Accounting

In November 2008, the EITF reached consensus on EITF 08-6, “Equity Method Investment Accounting Considerations” (“EITF 08-6”), which requires, among other provisions, that:

▪	Equity method investments be initially measured at cost;
▪	Contingent consideration only be included in the initial measurement;
▪	An investor recognize its share of any impairment charge recorded by the equity investee; and
▪	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment;

The provisions of EITF 08-6 are effective in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. As such, this standard will impact Company acquisitions or changes in ownership with regards to equity investments that occur on or after January 1, 2009. The Company is currently in the process of determining the impact of the other-than-temporary impairment provisions.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the EITF 99-20. Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments were reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments were reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes. During 2008, due to the current economic environment, which resulted in significant realized and unrealized losses associated with assets supporting experience-rated contracts, the Company accelerated the amortization of realized losses and recorded such amounts in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations and recorded unrealized losses in Accumulated other comprehensive income (loss) in Shareholder’s equity rather than Future policy benefits and claims reserves.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for the actively traded marketable fixed maturities are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset.

The fair values for actively traded equity securities are based on quoted market prices.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2008 and 2007, total accumulated depreciation and amortization was $103.0 and $120.7, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and ranged from 1.6% to 7.8% for the years 2008, 2007, and 2006. Certain reserves may also include net unrealized gains and losses related to investments and unamortized net realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. During 2008, given the current economic environment, which resulted in significant net realized and unrealized losses, the Company did not include net unrealized and unamortized realized losses associated with experience-rated contracts in Future policy benefits and claims reserves. The net unrealized losses are reflected in Accumulated other comprehensive (loss) income, and the amortization of the unamortized realized losses have been recorded in Interest credited and other benefits to contractholders. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2008, 2007, and 2006, reserve interest rates ranged from 5.3% to 5.9%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of FAS 157. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2008 and 2007, unrealized capital losses of $53.2 and $11.0, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.5 billion and $2.6 billion at December 31, 2008 and 2007, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company’s individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$1,391.4	$84.5	$0.9	$1,475.0
U.S. government agencies and authorities	797.1	77.2	1.2	873.1
State, municipalities, and political subdivisions	72.9	0.3	17.7	55.5

U.S. corporate securities:
Public utilities	1,112.4	4.4	117.6	999.2
Other corporate securities	3,986.2	85.6	436.6	3,635.2
Total U.S. corporate securities	5,098.6	90.0	554.2	4,634.4

Foreign securities(1):
Government	397.8	4.3	61.4	340.7
Other	2,188.5	27.0	274.0	1,941.5
Total foreign securities	2,586.3	31.3	335.4	2,282.2

Residential mortgage-backed securities	3,412.6	153.6	266.7	3,299.5
Commercial mortgage-backed securities	1,604.0	0.1	370.5	1,233.6
Other asset-backed securities	830.2	9.0	214.9	624.3

Total fixed maturities, including
securities pledged	15,793.1	446.0	1,761.5	14,477.6
Less: securities pledged	1,160.5	72.7	7.8	1,225.4
Total fixed maturities	14,632.6	373.3	1,753.7	13,252.2
Equity securities	247.7	1.0	8.4	240.3
Total investments, available-for-sale	$14,880.3	$374.3	$1,762.1	$13,492.5
(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$11.2	$0.7	$-	$11.9
U.S. government agencies and authorities	0.6	-	-	0.6
State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

U.S. corporate securities:
Public utilities	1,049.1	10.8	15.6	1,044.3
Other corporate securities	3,855.1	46.1	65.2	3,836.0
Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

Foreign securities(1):
Government	379.3	17.1	6.6	389.8
Other	1,955.8	29.9	40.3	1,945.4
Total foreign securities	2,335.1	47.0	46.9	2,335.2

Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7
Other asset-backed securities	924.3	5.5	41.5	888.3

Total fixed maturities, including
securities pledged	14,314.9	222.7	287.2	14,250.4
Less: securities pledged	940.2	8.0	14.1	934.1
Total fixed maturities	13,374.7	214.7	273.1	13,316.3
Equity securities	440.1	13.8	7.5	446.4

Total investments, available-for-sale	$13,814.8	$228.5	$280.6	$13,762.7
(1) Primarily U.S. dollar denominated.

At December 31, 2008 and 2007, net unrealized losses were $1,322.9 and $58.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. During 2008, as a result of the current economic environment, which resulted in significant losses on investments supporting experience-rated contracts, the Company reflected all unrealized losses in Shareholder’s equity rather than Future policy benefits and claims reserves. At December 31, 2007, $16.4 of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2008, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$273.3	$271.5
After one year through five years	3,751.8	3,576.2
After five years through ten years	3,546.6	3,344.4
After ten years	2,374.6	2,128.1
Mortgage-backed securities	5,016.6	4,533.1
Other asset-backed securities	830.2	624.3
Less: securities pledged	1,160.5	1,225.4
Fixed maturities, excluding securities pledged	$14,632.6	$13,252.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2008 or 2007.

At December 31, 2008 and 2007, fixed maturities with fair values of $14.2 and $13.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2008 and 2007, approximately 13.0% and 11.3%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State will be realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion portfolio, including book value of $775.1 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State will take place at a discount of approximately 10% of par value. In addition, under the Back-up Facility, other fees will

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

be paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company will remain the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. Subject to documentation and regulatory approvals, the ING-Dutch State Transaction is expected to close by the end of March 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph to take effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company will enter into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company will convey to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and pay a periodic transaction fee, and will receive, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State will be obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding will be obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which has a book value of $4.2 will be sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II will sell to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp will include such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. Subject to documentation and regulatory approval, the Step 1 Cash Transfer is expected to close by the end of March 2009 contemporaneous with the closing of the ING-Dutch State Transaction.

Since the Company had the intent to sell a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio or as part of the Step 1 Cash Transfer as of December 31, 2008, the Company recognized $253.2 in other-than-temporary impairments with respect to the 80% participation interest in its Designated Securities Portfolio that it expects to convey as part of the ING-Dutch State Transaction and the Step 1 Cash Transfer. The Company expects to recognize a gain in the estimated range of $220.0 to $240.0 upon the closing of the ING-Dutch State Transaction and the Step 1 Cash Transfer.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $141.0 and $279.5 in ING proprietary funds as of December 31, 2008 and 2007, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the offsetting collateral liability is included in Borrowed money on the Consolidated Balance Sheets. At December 31, 2008 and 2007, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and $757.6, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $613.9 and $734.8 at December 31, 2008 and 2007, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. At December 31, 2008 and 2007, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2008 and 2007. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2008 and 2007, the fair value of loan securities was $474.8 and $176.5, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2008 and 2007, were primarily related to the effects of interest rate movement or spread widening on mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2008 and 2007.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2008	Cost	Cost	Costs	Loss
Interest rate or spread widening	$144.2	$381.7	$383.5	$909.4
Mortgage and other
asset-backed securities	65.3	188.5	598.3	852.1
Total unrealized capital losses	$209.5	$570.2	$981.8	$1,761.5
Fair value	$2,999.6	$3,446.7	$2,964.2	$9,410.5

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss
Interest rate or spread widening	$18.8	$62.3	$48.8	$129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3
Total unrealized capital losses	$48.9	$131.3	$107.0	$287.2
Fair value	$2,256.2	$2,217.7	$3,612.1	$8,086.0

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 79.2% of the average book value. In addition, this category includes 1,243 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2008. The value of the Company’s fixed maturities declined $534.2, before tax and DAC, from December 31, 2008 though February 28, 2009, due to further widening of credit spreads. This decline in fair value includes $81.7 related to the Company’s investments in commercial mortgage-backed securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2008, 2007, and 2006.

	2008		2007		2006
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$-	-	$6.4	4
U.S. corporate	283.2	233	36.3	113	24.4	67
Foreign	108.9	94	19.1	54	4.2	10
Residential mortgage-backed	349.3	194	7.1	30	16.6	76
Other asset-backed	245.6	64	10.5	21	7.0	1
Equity securities	55.1	17	-	-	0.1	3
Limited partnerships	6.6	6	3.0	1	-	-
Mortgage loans on real estate	3.8	1	-	-	-	-
Total	$1,052.5	609	$76.0	219	$58.7	161

The above schedule includes $235.8, $16.4, and $16.1 for the years ended December 31, 2008, 2007, and 2006, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $816.7, $59.6, and $42.6 in write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

The following table summarizes these write-downs recognized by type for the years ended December 31, 2008, 2007, and 2006.

	2008		2007		2006
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$-	-	$6.4	4
U.S. corporate	204.5	180	31.6	102	24.4	67
Foreign	81.3	78	19.1	54	4.2	10
Residential mortgage-backed	291.8	128	2.6	2	0.6	1
Other asset-backed	239.1	43	6.3	16	7.0	1
Total	$816.7	429	$59.6	174	$42.6	83

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2008, 2007, and 2006 was $2,136.5, $1,210.8, and $704.4, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$1,020.6	$895.5	$969.0
Equity securities, available-for-sale	(13.2)	38.5	10.5
Mortgage loans on real estate	116.0	118.5	93.6
Real estate	9.0	-	-
Policy loans	14.2	14.1	13.2
Short-term investments and cash equivalents	4.5	2.2	2.4
Other	12.7	88.3	44.5
Gross investment income	1,163.8	1,157.1	1,133.2
Less: investment expenses	80.1	102.4	103.5
Net investment income	$1,083.7	$1,054.7	$1,029.7

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$(990.8)	$(50.3)	$(67.0)
Equity securities, available-for-sale	(81.0)	6.4	9.3
Derivatives	(187.0)	(123.0)	(3.9)
Other	(18.7)	(2.6)	-
Less: allocation to experience-rated contracts	624.4	141.9	(64.6)
Net realized capital (loss) gains	$(653.1)	$(27.6)	$3.0
After-tax net realized capital (loss) gains	$(424.5)	$(17.9)	$2.0

The increase in Net realized capital losses for the year ended December 31, 2008, was primarily due to higher credit and intent related impairments of fixed maturities driven by the widening of credit spreads. In addition, the Company experienced losses on equity securities mainly due to the poor market performance and losses on interest rate swaps due to lower LIBOR rates in 2008.

Net realized capital gains (losses) allocated to experience-rated contracts are deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. During 2008, as a result of the current economic environment, which resulted in significant realized losses associated with experience-rated contracts, the Company accelerated amortization of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

realized losses rather than reflect those losses in Future policy benefits and claims reserves. During 2008, the Company fully amortized $624.4 of net unamortized realized capital losses allocated to experience-rated contractowners, which are reflected in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8 and $164.5 at December 31, 2007 and 2006, respectively, and were reflected in Future policy benefits and claims reserves.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses, excluding those related to experience-related contracts, as appropriate, were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Proceeds on sales	$12,649.0	$5,738.8	$6,481.2
Gross gains	120.0	66.4	109.0
Gross losses	(234.4)	(101.2)	110.9

3.	Financial Instruments

Fair Value Measurements

FAS 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008.

	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale, including
securities pledged	$1,481.7	$10,704.3	$2,291.6	$14,477.6
Equity securities, available-for-sale	240.3	-	-	240.3
Other investments (primarily derivatives)	-	235.2	-	235.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	729.3	-	-	729.3
Assets held in separate accounts	30,547.6	5,380.1	-	35,927.7
Total	$32,998.9	$16,319.6	$2,291.6	$51,610.1

Liabilities:
Product guarantees	$-	$-	$220.0	$220.0
Other liabilities (primarily derivatives)	-	470.5	73.6	544.1
Total	$-	$470.5	$293.6	$764.1

(1)	Level 3 net assets and liabilities accounted for 3.9% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 13.4%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in FAS 157. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from the brokers are non-binding. The valuations are reviewed and validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime and Alt-A mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset. Due to the lack of corroborating evidence to support a higher level, these bonds are classified as Level 3 assets.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A mortgage-backed securities, has been declining during 2008 as a result of the dislocation of the credit markets. During 2008, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A mortgage-backed securities did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A mortgage-backed securities was inactive. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. However, the Company determined that the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

classification within the valuation hierarchy should be transferred to Level 3 due to market inactivity.

At December 31, 2008, the fixed maturities valued using unadjusted broker quotes totaled $9,069.0.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are included in Level 2. The valuations obtained from brokers are non-binding. Valuations are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives) reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to deal only with investment grade counterparties with a credit rating of A- or better. These assets and liabilities are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with FAS 133. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in FAS 157. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by FAS 157. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2008, the credit ratings of ING and the Company changed in relation to prior periods, which resulted in substantial changes in the valuation of the reserves for product guarantees.

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS 107”). FAS 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2008 and 2007.

	2008		2007
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$14,477.6	$14,477.6	$14,250.4	$14,250.4
Equity securities, available-for-sale	240.3	240.3	446.4	446.4
Mortgage loans on real estate	2,107.8	2,027.9	2,089.4	2,099.3
Policy loans	267.8	267.8	273.4	273.4
Cash, cash equivalents, short-term
investments, and short-term
investments under securities
loan agreement	729.3	729.3	622.9	622.9
Other investments	749.1	749.1	670.9	670.9
Assets held in separate accounts	35,927.7	35,927.7	48,091.2	48,091.2
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,529.4	1,610.6	1,251.1	1,308.7
Without a fixed maturity	15,611.8	17,237.9	13,421.9	13,379.1
Derivatives	544.1	544.1	200.3	200.3

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by FAS 157). These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2008.

		Fixed			Product
		Maturities		Derivatives	Guarantees
Balance at January 1, 2008		$1,737.6		$-	$(76.4)
	Capital gains (losses):
	Net realized capital gains (losses)	(72.6)	(1)	(29.3)	(139.6)	(3)
	Net unrealized capital (losses) gains(2)	71.8		-	-
	Total net realized and unrealized capital losses	(0.8)		(29.3)	(139.6)

	Purchases, sales, issuances, and settlements, net	(171.7)		21.5	(4.0)
	Transfer in (out) of Level 3	726.5		(65.8)	-
Balance at December 31, 2008		$2,291.6		$(73.6)	$(220.0)

(1)	This amount is included in Net realized capital gains (losses) on the Consolidated Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.
(3)	This amount is included in Interest credited and other benefits to contractowners on the Consolidated Statements of
	Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this
	disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

For the year ended December 31, 2008, the value of the liability increased due to increased credit spreads, increased interest rate volatility and decreased interest rates. As of December 31, 2008, the net realized gains attributable to credit risk were $107.9. The unrealized capital losses on fixed maturities were driven by the widening of credit spreads.

During 2008, the Company determined that the classification within the valuation hierarchy related to the subprime and Alt-A mortgage-backed securities within the RMBS portfolio should be changed due to market inactivity. This change is presented as transfers into Level 3 in the table above and discussed in more detail in the previous disclosure regarding RMBS.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2008	2007	2008	2007
Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	7,207.2	7,680.0	$(232.0)	$(111.6)

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	199.5	224.5	(18.6)	(45.3)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	341.1	335.9	(58.9)	(8.8)

Forwards
Forwards are acquired to hedge the Company's
inverse portfolio against movements in interest
rates, particularly mortgage rates. On the
settlement date, the Company will either receive
a payment (interest rate drops on owned forwards
or interest rate rises on purchased forwards) or
will be required to make a payment (interest rate
rises on owned forwards or interest rate drops
on purchased forwards).	263.0	-	3.3	-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2008	2007	2008	2007
Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	2,521.5	542.3	$5.1	$0.2

Futures
Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. A decrease in variable
annuity account values would also result in lower
fee income. A decrease in equity markets may also
negatively impact the Company's investment in
equity securities. The futures income would
serve to offset these effects. Futures contracts
are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income
would serve to offset this increased expense. The
underlying reserve liabilities are valued under
FAS 133 and FAS 157 (see discussion under
“Reserves” section) and the change in reserve
liability is recorded in Interest credited and other
benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains
(losses).	580.6	-	(7.8)	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	123.7	40.8
Within annuity products	N/A*	N/A*	180.0	78.1

* N/A - not applicable.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Credit Default Swaps

The Company has entered into various credit default swaps to assume credit exposure to certain assets that the Company does not own. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company’s collateral positions are tracked by the International Swaps and Derivatives Associations, Inc. (“ISDA”). To the extent cash collateral was received, it was included in the Collateral held, including payables under securities loan agreement on the Balance Sheets and was reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to the notional value of the swap contract. At December 31, 2008, the fair value of credit default swaps of $16.1 and $75.0 was included in Other investments and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $161.0.

Embedded Derivative in Credit-Linked Note

The Company owns a 3-year credit-linked note arrangement, whereby the Company agrees to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $30.0.

Variable Interest Entities

The Company holds VIEs for investment purposes in the form of private placement securities, structured securities, securitization transactions, and limited partnerships. Consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of these VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. Investments in limited partnerships are included in Limited partnerships/corporations on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$511.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-1	(6.0)
Balance at December 31, 2007	728.6
Deferrals of commissions and expenses	168.7
Amortization:
Amortization	(112.5)
Interest accrued at 5% to 7%	50.6
Net amortization included in the Consolidated Statements of Operations	(61.9)
Change in unrealized capital gains (losses) on available-for-sale securities	30.1
Balance at December 31, 2008	$865.5

The estimated amount of DAC to be amortized, net of interest, is $50.8, $59.0, $61.7, $59.6, and $58.5, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$1,291.7
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)
Balance at December 31, 2007	1,253.2
Deferrals of commissions and expenses	33.3
Amortization:
Amortization	(144.2)
Interest accrued at 5% to 7%	77.2
Net amortization included in the Consolidated Statements of Operations	(67.0)
Change in unrealized capital gains (losses) on available-for-sale securities	613.0
Balance at December 31, 2008	$1,832.5

The estimated amount of VOBA to be amortized, net of interest, is $59.9, $69.9, $75.7, $73.7, and $71.8, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Net amortization of DAC and VOBA for the year ended December 31, 2008, was primarily driven by unfavorable unlocking of $63.0 resulting from unfavorable equity market performance and the revisions of certain assumptions used in the estimation of gross profits. The increase in Net amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007.

The decrease in Net amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2008, ILIAC did not pay any dividends to its Parent. During 2007 and 2006, ILIAC paid $145.0, and $256.0, respectively, in dividends on its common stock to its Parent.

During 2006, Lion contributed to ILIAC, DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2008, 2007, and 2006, ILIAC did not receive any cash capital contributions from its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(428.4), $245.5, and $138.3, for the years ended December 31, 2008, 2007, and 2006, respectively. Statutory capital and surplus was $1,524.6 and $1,388.0 as of December 31, 2008 and 2007, respectively. As specifically permitted by statutory accounting policies, statutory surplus as of December 31, 2008 included the impact of the $365.0 capital contribution received on February 24, 2009.

During 2008, the Company received a permitted practice regarding deferred income taxes, which modified the accounting prescribed by the National Association of Insurance Commissioners by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. This permitted practice expires on December 15, 2009. This permitted practice increased admitted assets and statutory surplus by $58.4 for the year ended December 31, 2008. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Department also has the ability to revise certain reserving requirements at its discretion. Due to the financial crisis and related federal government interest rate actions, the Department provided the Company and other domestic life insurers the opportunity to elect to use a formula for the discount rate for statutory reserve and reserve related calculations that resulted in the discount rate being floored at 3.25% for December 31, 2008; the formula stipulated by the Department was such that the discount rate was to equal the greater of 3.25% or 105% of the otherwise applicable spot rate; this reserve relief reduces statutory reserves and increases surplus by approximately $700.0. This reserve relief is available for the period from December 31, 2008 through September 30, 2009 and is not a permitted practice. The Company also discloses that, as in prior years, its asset adequacy analysis associated with these reserves is favorable.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2008, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.5 billion and $181.2, respectively. As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2008 and 2007, was $6.5 billion and $7.1 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING AIH and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007	2006
Current tax expense (benefit):
Federal	$(121.8)	$28.6	$23.3
State	(18.1)	(9.0)	20.0
Total current tax (benefit) expense	(139.9)	19.6	43.3
Deferred tax expense:
Federal	31.6	36.4	79.4
Total deferred tax expense	31.6	36.4	79.4
Total income tax (benefit) expense	$(108.3)	$56.0	$122.7

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2008, 2007 and 2006:

	2008	2007	2006
(Loss) income before income taxes	$(1,138.5)	$274.4	$424.5
Tax rate	35.0%	35.0%	35.0%
Income tax (benefit) expense at federal statutory rate	(398.5)	96.0	148.6
Tax effect of:
Dividend received deduction	(15.5)	(26.2)	(36.5)
IRS audit settlement	(10.1)	-	-
State audit settlement	(12.6)	(21.8)	-
State tax expense	1.3	-	13.0
Tax valuation allowance	333.0	-	-
Other	(5.9)	8.0	(2.4)
Income tax (benefit) expense	$(108.3)	$56.0	$122.7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2008 and 2007, are presented below.

	2008	2007
Deferred tax assets:
Insurance reserves	$217.2	$216.6
Net unrealized capital loss	503.8	8.5
Unrealized losses allocable to experience-rated contracts	-	5.7
Investments	294.7	6.7
Postemployment benefits	67.4	65.5
Compensation	42.5	37.7
Other	3.9	32.9
Total gross assets before valuation allowance	1,129.5	373.6
Less: valuation allowance	(333.0)	(6.4)
Assets, net of valuation allowance	796.5	367.2
Deferred tax liabilities:
Value of business acquired	(653.3)	(438.5)
Deferred policy acquisition costs	(244.3)	(204.6)
Total gross liabilities	(897.6)	(643.1)
Net deferred income tax asset (liability)	$(101.1)	$(275.9)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes. Due to changes in classification during 2008, the amount for the 2007 table above were reclassified in order to allow for more effective comparison.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2008 and 2007, the Company had a tax valuation allowance of $328.0 and $0, respectively, related to realized capital losses, which is included in Net (loss) income. The valuation allowance includes $106.7 related to impairments of securities designated in the ING-Dutch State Transaction, which has established pending uncertainties regarding the closing of the transaction. As of December 31, 2008 and 2007, the Company had a valuation allowance of $0 and $6.4, respectively, related to unrealized capital losses on investments, which is included in Accumulated Other Comprehensive Income (Loss). In 2008, the Company has also established a $5.0 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

ILIAC had a receivable of $38.6 and payable $56.8 to ING AIH at December 31, 2008 and 2007, respectively, for federal income taxes under the inter-company tax sharing agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2008 and 2007 are as follows:

	2008	2007
Balance at January 1	$47.4	$68.0
Additions for tax positions related to current year	2.4	2.9
Additions for tax positions related to prior years	2.2	-
Reductions for tax positions related to prior years	(20.7)	(23.5)
Reductions for settlements with taxing authorities	(9.2)	-
Balance at December 31	$22.1	$47.4

The Company had $23.1 and $42.6 of unrecognized tax benefits as of December 31, 2008 and 2007, respectively, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had accrued interest of $3.8 and $16.9 as of December 31, 2008 and 2007, respectively. The decrease in accrued interest during the year ended December 31, 2008 primarily related to the settlement of the 2002 and 2003 IRS audit and the 1995 through 2000 New York state audit.

Tax Regulatory Matters

The Company is under audit by the IRS for tax years 2004 through 2008, and is subject to state audit in New York for years 2001 through 2006. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS and New York examinations, it is reasonably possible that the unrecognized tax benefits will decrease by up to $7.6. The timing of the payment of the remaining allowance of $14.5 can not be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. However, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Plan. The Retirement Plan was amended and restated effective July 1, 2008 related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $14.0, $17.2, and $23.8, for 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective July 1, 2008 related to the admission of the employees from the acquisition of CitiStreet by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.3, $10.1, and $9.7, for the years ended December 31, 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2008 and 2007.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$85.6	$97.7
Interest cost	5.2	5.4
Benefits paid	(11.6)	(9.3)
Post service cost-unrecognized	0.2	-
Actuarial gain (loss) on obligation	15.5	(8.2)
Projected benefit obligation, December 31	$94.9	$85.6

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2008	2007
Accrued benefit cost	$(94.9)	$(85.6)
Intangible assets	-	-
Accumulated other comprehensive income	20.0	4.9
Net amount recognized	$(74.9)	$(80.7)

At December 31, 2008 and 2007, the projected benefit obligation was $94.9 and $85.6, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2008 and 2007 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2008	2007
Discount rate at end of period	6.50%	6.50%
Rate of compensation increase	4.00%	4.20%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.0% was the appropriate discount rate as of December 31, 2008, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by FAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2008	2007	2006
Discount rate	6.50%	5.90%	6.00%
Rate of increase in compensation levels	4.00%	4.20%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2008 were, as indicated above, a 6.0% discount rate and a 4.0% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2008, 2007, and 2006, were as follows:

	2008	2007	2006
Interest cost	$5.2	$5.4	$5.5
Net actuarial loss recognized in the year	-	0.7	2.0
Unrecognized past service cost recognized in the year	-	-	0.2
The effect of any curtailment or settlement	0.5	0.4	0.4
Net periodic benefit cost	$5.7	$6.5	$8.1

Cash Flows

In 2009, the employer is expected to contribute $4.3 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2009 through 2013, and thereafter through 2018, are estimated to be $4.3, $4.4, $5.0, $5.1, $5.1, and $26.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America has made changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.1, $4.5, and $10.1, for the years ended December 31, 2008, 2007, and 2006 respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For leo, the Company recognized tax benefits of $0.7, $3.2, and $0.1, in 2008, 2007, and 2006, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2008, 2007, and 2006, were $1.4, $0.4, and $1.4, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $58.4, $60.5, and $62.2, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $175.3, $167.9, and $175.3, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2008, 2007, and 2006, net expenses related to the agreement were incurred in the amount of $19.6, $21.7, and $12.4, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2008, 2007, and 2006, commissions were collected in the amount of $622.5, $568.4, and $429.2. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred under these services agreements in the amount of $156.2, $124.4, and $70.8, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $14.9, $13.1, and $8.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

During 2006, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $245.1, $312.7, and $289.9, (excludes fees paid to ING Investment Management Co.) in 2008, 2007, and 2006, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2008, 2007, and 2006, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $323.8, $343.8, and $233.9, respectively. At December 31, 2008 and 2007, DSL had $18.6 and $26.7, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under this agreement, ILIAC incurred interest expense of $0.2, $3.9, and $1.8, for the years ended December 31, 2008, 2007, and 2006, respectively, and earned interest income of $4.8, $1.7, and $3.3, for the years ended December 31, 2008, 2007, and 2006, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2008, ILIAC had $13.0 due to ING AIH under the reciprocal loan agreement and no amounts due as of December 31, 2007. At December 31, 2008 and 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement.

As of June 1, 2007, the State of Connecticut, acting by the Department of Economic and Community Development (“DECD”), loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the Windsor Property. The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provides for loan forgiveness at varying amounts up to $5.0 if ILIAC and its affiliates meet certain employment thresholds at the Windsor Property during the term of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

On December 1, 2008, the DECD determined that the Company met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to the Company in accordance with the terms of the DECD Loan.

At December 31, 2008 and 2007, the amount of the loan outstanding was $4.9 and $9.9, which was reflected in Notes payable on the Consolidated Balance Sheets.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2008, 2007, and 2006 was $11.1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $100.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, ILIAC had no amounts outstanding under the line-of-credit agreement. As of October 31, 2008, the Company had not formally renewed this line-of-credit, which subsequently expired on this date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2008, and minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement. Effective November 19, 2008, the Company discontinued this line-of-credit.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2008, the Company had reinsurance treaties with 7 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2008, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.0 and $16.1 were maintained for this contract as of December 31, 2008 and 2007, respectively.

Reinsurance ceded in force for life mortality risks were $19.6 billion and $20.9 billion at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, net receivables were comprised of the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008	2007
Claims recoverable from reinsurers	$2,506.6	$2,595.2
Payable for reinsurance premiums	(0.9)	(0.9)
Reinsured amounts due to reinsurer	(0.4)	(5.9)
Reserve credits	-	0.1
Other	0.3	5.9
Total	$2,505.6	$2,594.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Deposits ceded under reinsurance	$174.4	$188.5	$199.0
Premiums ceded under reinsurance	0.3	0.4	0.5
Reinsurance recoveries	309.0	419.7	359.0

12.	Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases, the longest term of which expires in 2014. However, all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases.

For the years ended December 31, 2008, 2007, and 2006, rent expense for leases was $6.1, $17.7, and $17.8, respectively. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company. As of December 31, 2008, the Company’s expenses will be paid for by an affiliate and allocated back to the Company.

For more information on the lease terminations, see the Restructuring Charges footnote.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $353.3, $253.7 of which was with related parties. At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. During 2008 and 2007, $81.3 and $87.3, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum liability to the Company under the guarantee was $30.0.

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2008, the Company held $4.4 of cash collateral, which was included in Collateral held, including payables under securities loan agreement. As of December 31, 2007, the Company delivered $18.8 of cash collateral, which was included in Short-term investments under securities loan agreement, including collateral delivered, on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Restructuring Charges

2008 CitiStreet Integration

During the third quarter, integration initiatives related to the acquisition of CitiStreet by Lion, which provided significant operational and information technology efficiencies to ING’s U.S. retirement services businesses, including the Company, resulted in the recognition of integration and restructuring costs. In addition, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to these expense reduction and integration initiatives include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the period ended December 31, 2008.

Restructuring reserve at inception		$-
	Restructuring charges:
	Employee severance and termination benefits	11.2	(1)
	Future rent on non-cancelable leases	1.5	(2)
	Total restructuring charges	12.7
	Other charges	-
	Intercompany charges and payments	(2.5)	(3)
	Payments applied against reserve	(1.9)	(4)
Restructuring reserve at December 31, 2008		$8.3

(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those
	within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company
	based upon the department that used the space, and the cash settlement occurred in January 2009.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported
	the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company, as well as reversals of severance reserves.

The Company estimates the completion of these integration and restructuring activities by January 30, 2010.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 87 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits shall occur during the first quarter of 2009, which will result in the recognition of a loss related to unrecognized prior service costs. The effect of the curtailment on the Company’s earnings is anticipated to be less than $0.1. The Company anticipates that these restructuring activities in regards to its operations will be complete by February 10, 2010 with total estimated costs of $5.8.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2008, 2007, and 2006.

	2008	2007	2006
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(1,315.5)	$(64.5)	$(44.6)
Equity securities, available-for-sale	(7.4)	6.3	18.1
DAC/VOBA adjustment on
available-for-sale securities	650.9	7.8	3.9
Sales inducements adjustment on
available-for-sale securities	2.4	0.2	0.1
Premium deficiency reserve adjustment	-	-	(37.5)
Other investments	(0.3)	(0.7)	0.8
Less: allocation to experience-rated contracts	-	(16.4)	(52.4)
Unrealized capital gains (losses), before tax	(669.9)	(34.5)	(6.8)
Deferred income tax asset (liability)	205.8	12.1	2.4
Asset valuation allowance	-	(6.4)	-
Net unrealized capital gains (losses)	(464.1)	(28.8)	(4.4)
Pension liability, net of tax	(18.0)	(5.0)	(9.6)
Accumulated other comprehensive
(loss) income	$(482.1)	$(33.8)	$(14.0)

During 2008, as a result of the current market conditions, the Company reflected net unrealized capital losses allocated to experience-rated contracts in Shareholder’s equity on the Consolidated Balance Sheets rather than Future policy benefits and claims reserves. At December 31, 2008, there are no net unrealized losses allocated to experience-rated contracts. Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) at December 31, 2007, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, as appropriate, were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$(1,251.0)	$(19.9)	$(26.6)
Equity securities, available-for-sale	(13.7)	(11.8)	14.9
DAC/VOBA adjustment on
available-for-sale securities	643.1	3.9	(1.2)
Sales inducements adjustment on
available-for-sale securities	2.2	0.1	-
Premium deficiency reserve adjustment	-	37.5	(13.9)
Other investments	0.4	(1.5)	(0.4)
Less: allocation to experience-rated contracts	16.4	36.0	(3.8)
Unrealized capital gains (losses), before tax	(635.4)	(27.7)	(23.4)
Deferred income tax asset (liability)	193.7	9.7	12.7
Net change in unrealized capital gains (losses)	$(441.7)	$(18.0)	$(10.7)

	2008	2007	2006
Net unrealized capital holding gains (losses) arising
during the year (1)	$(1,192.0)	$(66.9)	$(43.6)
Less: reclassification adjustment for gains (losses)
and other items included in Net (loss) income(2)	(750.3)	(48.9)	(32.9)
Net change in unrealized capital gains (losses) on securities	$(441.7)	$(18.0)	$(10.7)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(1,714.8), $(102.9), and $(95.4), for the years ended December 31, 2008, 2007, and 2006, respectively.
(2)

Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were and $(1,079.4), $(75.2), and $(72.0), for the years ended December 31, 2008, 2007, and 2006, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

15.	Changes to Prior Years Presentation

Consolidated Statements of Operations Presentational Changes

During 2008, certain changes were made to the Consolidated Statements of Operations for the year ended 2007 to more accurately reflect the correct balances, primarily related to surrenders on market value adjusted contracts. As the Company has determined these changes to be immaterial, the Consolidated Statements of Operations for the year ended December 31, 2007, has not been labeled as restated. The following table summarizes the adjustments:

	Previously
	Reported	Reclassification	Adjusted
2007
Fee income	$789.3	$(19.4)	$769.9
Net realized capital gains (losses)	(8.2)	(19.4)	(27.6)
Other income	0.9	19.4	20.3
Total revenue	2,451.9	(19.4)	2,432.5
Interest credited and other benefits to contractowners	822.2	(19.4)	802.8
Total benefits and expenses	2,177.5	(19.4)	2,158.1

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

	First
2008	(Restated)*	Second	Third	Fourth
Total revenue	$560.4	$538.4	$469.3	$166.1
Income (loss) before income taxes	(98.4)	25.1	(391.3)	(673.9)
Income tax expense (benefit)	(53.8)	1.9	(25.1)	(31.3)
Net income	$(44.6)	$23.2	$(366.2)	$(642.6)

2007	First	Second	Third	Fourth
Total revenue	$579.1	$594.9	$601.4	$657.1
Income (loss) before income taxes	100.7	115.8	85.8	(27.9)
Income tax expense (benefit)	28.5	33.6	22.3	(28.4)
Net income	$72.2	$82.2	$63.5	$0.5

*The Company has restated its previously issued unaudited interim financial statements for the three months ended March 31, 2008 due to an error in the calculation of the fair value of the reserves for product guarantees for annuity contracts containing guaranteed credited rates. The effect of the restatement on these prior period interim financial statements for the three months ended March 31, 2008 was to increase the net loss by $18.9.

Form No. SAI.75962-09	ILIAC Ed. May 2009

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Variable Annuity Account C:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2008
	-	Statements of Operations for the year ended December 31, 2008
	-	Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
	-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity
Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Consolidated Statements of Operations for the years ended December 31,
2008, 2007 and 2006
	-	Consolidated Balance Sheets as of December 31, 2008 and 2007
	-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2008, 2007 and 2006
	-	Consolidated Statements of Cash Flows for the years ended December 31,
2008, 2007 and 2006
	-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)	Not Applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
	(4.1)	Variable Annuity Contract (G-TDA-HH(XC/M)) • Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 17, 1996.
	(4.2)	Variable Annuity Contract (G-TDA-HH(XC/S)) • Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 17, 1996.

(4.3)	Variable Annuity Certification (GTCC-HH(XC/M)) • Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 17, 1998.
(4.4)	Endorsement E-403bR-09 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)
and Certificate GTCC-HH(XC/M)
(4.5)	Endorsement E-403bTERM-08 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificate GTCC-HH(XC/M)
(4.6)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 17, 1998.
(4.7)	Variable Annuity Contract GAGOV-98(NY) • Incorporated by reference to Post-
Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on December 17, 2004.
(4.8)	Endorsement (EGET-IC(R)NY) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12,
1996.
(4.9)	Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) • Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 14, 1997.
(4.10)	Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) • Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 14, 1997.
(4.11)	Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 17, 1998.
(4.12)	Endorsement (EG403-GIE-98)-XC to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September
10, 1998.
(4.13)	Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate GTCC-
HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15,
1998.
(4.14)	Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
(4.15)	Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and Certificate
G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13,
2000.

(4.16)	Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate
G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13,
2000.
(4.17)	Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6,
2000.
(4.18)	Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate
GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6,
2000.
(4.19)	Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December
13, 2000.
(4.20)	Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.21)	Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.22)	Endorsement E-LOANSBA(1/02) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 39 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on December 17, 2004.
(4.23)	Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by
reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on December 17, 2004.
(4.24)	Endorsements ENMCHG(05/02) and ENMCHG1(05/02) for name change •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.25)	Variable Annuity Contract Certificate GAGOVC-98(NY) • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No.
033-75962), as filed on December 17, 2004.
(4.26)	Endorsement EGOVCC-NYS-03 to Contract GAGOV-98(NY) and Contract
Certificate GAGOVC-98(NY) • Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on December 17, 2004.

(4.27)	Roth 403(b) Endorsement - E-ROTH403B-M-05 to Contract G-TDA-HH(XC/M) and
Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 11, 2006.
(4.28)	Roth 403(b) Endorsement - E-ROTH403B-S-05 to Contract G-TDA-HH(XC/S) and
Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 11, 2006.
(4.29)	Endorsement E-NYSUT-DSC-08 • Incorporated by reference to Post-Effective
Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2008.
(4.30)	Endorsement E-NYSUTDB-06 • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on September 27, 2006.
(4.31)	Endorsement E-LNDFLT (1/04) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 48 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(4.32)	Endorsement ENYSTINTM (9/04) to Contract G-TDA-HH(XC/M) and Contract
Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(4.33)	Endorsement ENYSTINTS (9/04) to Contract G-TDA-HH(XC/S) and Contract
Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(4.34)	Endorsement ENYSUTBEN 97 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificate GTCC-HH(XC/S) • Incorporated by reference to
Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 10, 2007.
(4.35	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (MGWB)-(E-
MGWB-07) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract
Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.
(4.36)	Rider Schedule to Minimum Guaranteed Withdrawal Benefit (E-MGWB-07 SCH) to
Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates
GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(5.1)	Variable Annuity Contract Application (300-GTD-NY(5/98)) • Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on September 15, 1998.

(5.2)	Variable Annuity Contract Application (300-AD457-98(X)) to Contract GAGOV-
98(NY) and Contract Certificate GAGOVC-98(NY) • Incorporated by reference to
Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No.
033-75962), as filed on December 17, 2004.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company • Incorporated by reference to ING Life
Insurance and Annuity Company Annual Report on Form 10-K (File No. 033-23376),
as filed on March 3, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 • Incorporated by reference to the ING Life Insurance and
Annuity Company annual report on Form 10K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not Applicable
(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-105479), as filed on May 22, 2003.
(8.2)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and
ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity
Company) • Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004.
(8.3)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(8.4)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.5)	First Amendment dated November 17, 2000 to Participation Agreement dated June
30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.6)	Amendment dated as of July 12, 2002 to Participation Agreement dated as of June 30,
1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM
Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity
Company and Aetna Investment Services, LLC • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 13, 2004.

(8.7)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.8)	First Amendment dated October 1, 2000 to the Service Agreement dated June 30,
1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
(8.9)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.10)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated
(8.11)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of May 1,
2008 between ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and Fred Alger & Company, Incorporated
(8.12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc.
(8.13)	(Retail) Selling and Services Agreement and Fund Participation Agreement between
ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc.
(Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.14)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 18, 2008.

(8.15)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation and
American Century Investment Services, Inc. • Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.16)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on April 13, 2004.
(8.17)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company and American Century
Investment Services • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10,
2007.
(8.18)	(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation Agreement between ING Life Insurance and Annuity Company, American Century Investment
Services, Inc. and American Century Services, LLC • Incorporated by reference to
Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 11, 2008.
(8.19)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna
Investment Services, Inc., Aetna Life Insurance and Annuity Company and American
Century Investment Services • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(8.20)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and Services
Agreement dated July 1, 2000 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company) and
American Century Investment Services, Inc. • Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.21)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING
Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING
Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and
Annuity Company) and American Century Investment Services, Inc. • Incorporated
by reference to Post-Effective Amendment No. 48 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 10, 2007.

(8.22)	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 and October 1,
2004 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century
Investment Services, Inc. and American Century Services, LLC • Incorporated by
reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4 (File No. 333-105479), as filed on April 11, 2008.
(8.23)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.24)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc.
(8.25)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.
(8.26)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.27)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 19, 1998.
(8.28)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.29)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company • Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.30)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company • Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21,
2006.
(8.31)	(Retail) Second Amendment effective as of November 1, 2006 to Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among
American Funds Distributors, Inc., American Funds Service Company, ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.32)	(Retail) Third Amendment effective as of February 1, 2007 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006 and on
November 1, 2006, by and among American Funds Distributors, Inc., American Funds
Service Company, ING Life Insurance and Annuity Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.33)	(Retail) Fourth Amendment effective as of October 1, 2008 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006 and February 1, 2007, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New
York • Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.
(8.34)	(Retail) Fifth Amendment effective as of January 30, 2009 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006, February 1, 2007 and October 1, 2008, by and among American Funds
Distributors, Inc., American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York

(8.35)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.36)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 •
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.37)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.38)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.39)	(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between
Federated Services Company, Federated Securities Corp., Wachovia Bank, N.A. and
Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.40)	(Retail) Shareholder Services Agreement dated October 4, 1999 between Federated
Administrative Services for The Wachovia Funds and The Wachovia Municipal Funds
and Aetna Investment Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 13, 2000.
(8.41)	(Retail) Rule 22c-2 Agreement dated April 16, 2007 and effective October 16, 2007 among Evergreen Service Company, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.42)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on February 11, 1997.
(8.43)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on September 29, 1997.
(8.44)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 16 to Registration Statement on Form N-4 (File No. 033-75964), as filed on
February 9, 1998.
(8.45)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation • Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.46)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994, February 1,
1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997
and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.
(8.47)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1,
1998 between ING Life Insurance and Annuity Company (formerly known as Aetna
Life Insurance and Annuity Company), Variable Insurance Products Fund and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 15, 2008.

(8.48)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on February 11, 1997.
(8.49)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation
• Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on September 29, 1997.
(8.50)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form S-6 (File No. 033-75248), as filed on
February 24, 1998.
(8.51)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation • Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.52)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(8.53)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between ING Life Insurance and Annuity Company (formerly known as Aetna
Life Insurance and Annuity Company), Variable Insurance Products Fund II and
Fidelity Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.

(8.54)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.
(8.55)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.56)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.57)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.58)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 • Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.59)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.60)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.

(8.61)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.62)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.63)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.64)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August
1, 2003.
(8.65)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.66)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.67)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and
Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC) to
Participation Agreement dated November 28, 2001 • Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.

(8.68)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 •
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.69)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.70)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.71)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 11, 2006.
(8.72)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.73)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.74)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
• Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.75)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27,
2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.76)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4 (File No. 033-75988), as filed on April 10, 2003.
(8.77)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May
1, 2003 • Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.78)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No.
32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.79)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.80)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.81)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.

(8.82)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.
(8.83)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.84)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and
Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.85)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.

(8.86)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated
by reference to Post-Effective Amendment No. 24 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.87)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.88)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable
Portfolios, Inc. on behalf of each of its series • Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.89)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.90)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.

(8.91)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.92)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.93)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.94)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.95)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) • Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.96)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.97)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 26, 2001.

(8.98)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.
(8.99)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.100)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.101)	(Retail) Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.102)	First Amendment dated June 30, 2008 to Fund Participation Agreement dated as of
August 8, 2000 by and between Pax World Funds Series Trust I (formerly PAX Word
Balanced Fund, Inc.) and ING Life Insurance and Annuity Company (formerly Aetna
Life Insurance and Annuity Company) • Incorporated by reference to Post-Effective
Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on August 18, 2008.
(8.103)	(Retail) Fund Participation Agreement dated as of August 8, 2000 by and between
PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 23 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.104)	(Retail) Rule 22c-2 Agreement dated April 5, 2007 and is effective October 16, 2007 between PFPC Distributors, Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal	Positions and Offices with
Business Address	Depositor
Richard T. Mason[1]	President
Thomas J. McInerney[1]	Director and Chairman
Catherine H. Smith[1]	Director and Senior Vice President
Bridget M. Healy[2]	Director
Robert G. Leary[2]	Director
David A. Wheat[3]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[3]	Senior Vice President, Tax
Valerie G. Brown[3]	Senior Vice President
Brian D. Comer[1]	Senior Vice President
Daniel H. Hanlon[1]	Senior Vice President
Shaun P. Mathews[4]	Senior Vice President
David S. Pendergrass[3]	Senior Vice President and Treasurer
Stephen J. Preston[5]	Senior Vice President
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[3]	Vice President

M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Jeoffrey A. Block[6]	Vice President
Dianne Bogoian[1]	Vice President
Mary A. Broesch[5]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[3]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Monte J. Combe[7]	Vice President
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
Karen Czizik[7]	Vice President
William Delahanty[3]	Vice President
J. Randolph Dobo[7]	Vice President
Joseph Elmy[3]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
William A. Evans[4]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
John P. Foley[3]	Vice President, Investments
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Brian K. Haendiges[1]	Vice President

Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
Steven J. Haun[6]	Vice President
June P. Howard[3]	Vice President
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
James B. Kauffmann[3]	Vice President, Investments
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[3]	Vice President
Richard K. Lau[5]	Vice President and Actuary
William H. Leslie, IV1	Vice President and Actuary
Frederick C. Litow[3]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[5]	Vice President
Christopher P. Lyons[3]	Vice President, Investments
Gilbert E. Mathis[3]	Vice President, Investments
Gregory R. Michaud[3]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Paul L. Mistretta[3]	Vice President
Maurice M. Moore[3]	Vice President, Investments
Brian J. Murphy[1]	Vice President

Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[6]	Vice President
Deborah J. Prickett[6]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[5]	Vice President, Compliance
Spencer T. Shell[3]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su5	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[3]	Vice President, Investments
Christopher R. Welp[6]	Vice President
Michellen A. Wildin[7]	Vice President
Matthew L. Condos[1]	Actuary
Scott N. Shepherd[1]	Actuary
Joy M. Benner[8]	Secretary

Edward Attarian[5]	Assistant Secretary
Eric G. Banta[7]	Assistant Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Linda H. Freitag[3]	Assistant Secretary
Daniel F. Hinkel[3]	Assistant Secretary
Joseph D. Horan[3]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[3]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[3]	Assistant Secretary
James M. May, III[3]	Assistant Secretary
Tina M. Nelson[8]	Assistant Secretary
Melissa A. O’Donnell[8]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell	Assistant Secretary
100 Washington Square
Minneapolis, MN 55401
Glenn A. Black[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James H. Taylor[3]	Tax Officer

*      These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut 06095.
2	The principal business address of these directors is 230 Park Avenue, New York, New York 10169.
3	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 10 State House Square, Hartford, Connecticut 06103.
5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
7	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post Effective Amendment No. 26 to Registration
Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company
as filed with the Securities and Exchange Commission on April 7, 2009 (File Nos. 033-57244,
811-04208).

Item 27. Number of Contract Owners

As of February 27, 2009, there were 639,661 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.

Under Section 33-775, the determination of and the authorization for indemnification are made
(a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor.
Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V.,
maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).
Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable
Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity
Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account
G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 A
ct). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate

Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv)
Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,
G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a
management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
Randall L. Ciccati[1]	Director
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President

J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President

Michael J. Pise[1]	Vice President
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman	Assistant Vice President
Libby J. Soong[1]	Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[4]	Secretary
Randall K. Price[4]	Assistant Secretary
Todd Smiser	Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
John F. Todd[1]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$43,901,529.15
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2008.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the offices of the Depositor as follows:

ING Life Insurance and Annuity Company
One Orange Way, C1S
Windsor, CT 06095-4774

and

Opportunity Plus Service Center
22 Century Hill Drive
Suite 101
Latham, NY 12110-2455

ING Americas
5780 Powers Ferry Road
Atlanta, GA 30327-4390

ING Americas
20 Washington Avenue South
Minneapolis, MN 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-75962) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 9th day of April, 2009.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Richard T. Mason*
Richard T. Mason
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 54 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Richard T. Mason*	President	)
Richard T. Mason	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April
Thomas J. McInerney		) 9, 2009
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.4.4	Endorsement E-403bR-09 to Contracts G-TDA-HH(XC/M) and
	G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/M)	________

99-B.4.5	Endorsement E-403bTERM-08 to Contracts G-TDA-HH(XC/M)
	and G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/M)	________

99-B.8.10	(Retail) Amended and Restated Selling and Services Agreement
and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING
Financial Advises, LLC and Fred Alger & Company,
	Incorporated	________

99-B.8.11	(Retail) First Amendment dated February 5, 2009 to the
Amended and Restated Selling and Services Agreement and Fund
Participation Agreement dated as of May 1, 2008 between ING
Life Insurance and Annuity Company, ING Financial Advises,
	LLC and Fred Alger & Company, Incorporated	________

99-B.8.12	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fred Alger &
Company, Incorporated, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits
	Administrators Inc.	________

99-B.8.24	(Retail) Selling and Services Agreement and Fund Participation
Agreement dated October 5, 2006 among ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and BlackRock
	Distributors, Inc.	________

99-B.8.25	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of
October 16, 2007 between BlackRock Distributors, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and
	Systematized Benefits Administrators Inc.	________

Exhibit No.	Exhibit

99-B.8.34	(Retail) Fifth Amendment effective as of January 30, 2009 to the
Participation Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1, 2006, February 1, 2007 and
October 1, 2008, by and among American Funds Distributors,
Inc., American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and
	ReliaStar Life Insurance Company of New York	________

99-B.9	Opinion and Consent of Counsel	________

99-B.10	Consent of Independent Registered Public Accounting Firm	________

99-B.13.1	Powers of Attorney	________